Schwab Strategic Trust
Schwab U.S. TIPS ETF

Portfolio Holdings as of March 31, 2026 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). The maturity date shown for all the securities is the final legal maturity. Inflation-protected securities are fixed income securities whose principal value is periodically adjusted by the rate of inflation. The interest rate on these instruments is generally lower at issuance than typical bonds or notes. Over the life of an inflation-indexed instrument interest will be paid based on a principal value, which is adjusted for any inflation or deflation.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.6% OF NET ASSETS
U.S. Treasury Inflation Protected Securities
0.13%, 04/15/27	469,534,355	467,012,444
0.38%, 07/15/27	414,503,486	414,519,677
1.63%, 10/15/27	470,844,700	478,403,966
0.50%, 01/15/28	424,321,456	421,122,471
1.75%, 01/15/28	174,301,931	176,865,395
1.25%, 04/15/28	464,048,488	465,951,811
3.63%, 04/15/28	179,627,470	188,928,102
0.75%, 07/15/28	367,713,576	366,729,656
2.38%, 10/15/28	478,336,198	495,246,129
0.88%, 01/15/29	318,635,509	316,395,103
2.50%, 01/15/29	162,552,961	168,655,046
2.13%, 04/15/29	484,189,635	497,164,406
3.88%, 04/15/29	205,874,551	222,119,340
0.25%, 07/15/29	375,783,471	365,500,803
1.63%, 10/15/29	506,927,439	514,937,288
0.13%, 01/15/30	424,449,266	406,227,790
1.63%, 04/15/30	526,013,074	531,396,492
0.13%, 07/15/30	464,620,328	442,269,549
1.13%, 10/15/30	539,251,016	534,469,374
0.13%, 01/15/31	482,012,172	453,204,416
0.13%, 07/15/31	489,957,539	457,765,800
0.13%, 01/15/32	532,921,407	490,547,910
3.38%, 04/15/32	75,626,207	83,454,702
0.63%, 07/15/32	553,016,596	521,887,812
1.13%, 01/15/33	546,283,933	526,310,426
1.38%, 07/15/33	534,883,837	522,984,763
1.75%, 01/15/34	566,985,456	564,593,486
1.88%, 07/15/34	588,626,634	591,385,821
2.13%, 01/15/35	618,296,702	628,597,624
1.88%, 07/15/35	640,020,911	637,133,316
1.88%, 01/15/36	429,744,970	424,666,928
2.13%, 02/15/40	95,766,459	93,748,255
2.13%, 02/15/41	142,946,013	138,280,724
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
0.75%, 02/15/42	223,968,457	172,538,824
0.63%, 02/15/43	181,198,032	133,453,059
1.38%, 02/15/44	248,428,193	205,195,864
0.75%, 02/15/45	273,940,018	196,648,269
1.00%, 02/15/46	140,247,311	103,980,233
0.88%, 02/15/47	172,142,917	122,097,071
1.00%, 02/15/48	124,740,963	89,526,004
1.00%, 02/15/49	113,444,029	80,259,435
0.25%, 02/15/50	176,693,782	100,028,696
0.13%, 02/15/51	173,550,999	92,117,616
0.13%, 02/15/52	208,450,883	108,162,395
1.50%, 02/15/53	188,995,692	144,880,701
2.13%, 02/15/54	192,186,402	169,259,165
2.38%, 02/15/55	187,975,781	174,571,493
2.38%, 02/15/56	96,903,091	89,885,188
Total Treasuries (Cost $16,202,989,152)		15,591,080,838

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (a)	293,598	293,598
Total Short-Term Investments (Cost $293,598)		293,598
Total Investments in Securities (Cost $16,203,282,750)		$15,591,374,436

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$15,591,080,838	$—	$15,591,080,838
Short-Term Investments[1]	293,598	—	—	293,598
Total	$293,598	$15,591,080,838	$—	$15,591,374,436

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Short-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2026 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.3% OF NET ASSETS
U.S. Treasury Bonds
6.38%, 08/15/27	8,670,500	8,970,581
6.13%, 11/15/27	18,576,900	19,254,667
5.50%, 08/15/28	11,073,800	11,499,017
5.25%, 11/15/28	18,470,900	19,131,812
5.25%, 02/15/29	10,223,100	10,638,014
U.S. Treasury Notes
4.50%, 04/15/27	138,603,100	139,672,401
0.50%, 04/30/27	74,707,600	72,148,281
2.75%, 04/30/27	115,006,600	113,777,917
3.75%, 04/30/27	164,878,800	164,824,055
2.38%, 05/15/27	127,594,900	125,618,674
4.50%, 05/15/27	136,212,100	137,231,031
0.50%, 05/31/27	73,369,900	70,625,694
2.63%, 05/31/27	112,810,200	111,305,330
3.88%, 05/31/27	164,376,000	164,504,419
4.63%, 06/15/27	138,618,400	139,936,899
0.50%, 06/30/27	87,114,100	83,643,148
3.25%, 06/30/27	112,318,600	111,555,185
3.75%, 06/30/27	164,894,600	164,781,880
4.38%, 07/15/27	134,763,100	135,708,021
0.38%, 07/31/27	103,467,000	98,863,527
2.75%, 07/31/27	108,284,800	106,785,309
3.88%, 07/31/27	163,782,100	163,874,868
2.25%, 08/15/27	103,420,100	101,256,761
3.75%, 08/15/27	135,048,700	134,898,353
0.50%, 08/31/27	88,805,300	84,774,372
3.13%, 08/31/27	106,153,200	105,131,060
3.63%, 08/31/27	162,727,100	162,266,252
3.38%, 09/15/27	138,618,100	137,732,785
0.38%, 09/30/27	113,962,700	108,277,920
3.50%, 09/30/27	164,902,600	164,113,515
4.13%, 09/30/27	105,154,600	105,608,490
3.88%, 10/15/27	137,963,700	138,068,790
0.50%, 10/31/27	110,218,700	104,623,809
3.50%, 10/31/27	164,897,700	164,050,667
4.13%, 10/31/27	101,833,700	102,259,333
2.25%, 11/15/27	105,554,400	102,956,773
4.13%, 11/15/27	136,509,800	137,107,030
0.63%, 11/30/27	118,297,600	112,232,538
3.38%, 11/30/27	164,902,000	163,707,105
3.88%, 11/30/27	99,043,400	99,113,040
4.00%, 12/15/27	138,617,700	139,010,269
0.63%, 12/31/27	131,368,400	124,302,217
3.38%, 12/31/27	164,898,700	163,652,298
3.88%, 12/31/27	102,755,200	102,839,491
4.25%, 01/15/28	138,616,700	139,613,008
0.75%, 01/31/28	145,697,600	137,829,360
3.50%, 01/31/28	267,649,200	266,154,128
2.75%, 02/15/28	142,928,400	140,212,202
4.25%, 02/15/28	137,950,900	139,031,336
1.13%, 02/29/28	148,172,300	140,885,232
3.38%, 02/29/28	164,903,100	163,627,678
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 02/29/28	101,324,700	101,674,983
3.88%, 03/15/28	138,613,500	138,786,767
1.25%, 03/31/28	133,696,500	127,165,739
3.63%, 03/31/28	102,755,200	102,399,972
3.88%, 03/31/28	164,309,400	164,569,342
3.75%, 04/15/28	138,614,400	138,446,546
1.25%, 04/30/28	147,101,300	139,631,312
3.50%, 04/30/28	102,723,200	102,085,192
2.88%, 05/15/28	148,703,100	145,909,109
3.75%, 05/15/28	138,617,200	138,438,514
1.25%, 05/31/28	146,189,500	138,480,289
3.63%, 05/31/28	98,433,600	98,064,474
3.88%, 06/15/28	138,618,500	138,835,091
1.25%, 06/30/28	135,302,400	127,908,335
4.00%, 06/30/28	102,755,200	103,204,754
3.88%, 07/15/28	138,619,200	138,803,304
1.00%, 07/31/28	143,069,800	134,183,825
4.13%, 07/31/28	102,755,200	103,477,697
2.88%, 08/15/28	149,490,800	146,366,675
3.63%, 08/15/28	138,617,000	138,043,040
1.13%, 08/31/28	143,349,600	134,541,439
4.38%, 08/31/28	109,634,600	111,030,729
3.38%, 09/15/28	138,616,300	137,197,649
1.25%, 09/30/28	145,445,000	136,627,397
4.63%, 09/30/28	117,097,000	119,352,032
3.50%, 10/15/28	138,617,000	137,561,128
1.38%, 10/31/28	136,082,900	127,992,347
4.88%, 10/31/28	123,893,500	127,077,951
3.13%, 11/15/28	142,745,000	140,297,146
3.50%, 11/15/28	138,617,200	137,512,594
1.50%, 11/30/28	135,766,900	127,875,449
4.38%, 11/30/28	130,063,500	131,887,438
3.50%, 12/15/28	138,618,600	137,492,324
1.38%, 12/31/28	133,837,600	125,378,646
3.75%, 12/31/28	138,609,100	138,354,622
3.50%, 01/15/29	138,617,800	137,453,627
1.75%, 01/31/29	125,551,900	118,607,311
4.00%, 01/31/29	145,280,400	145,967,076
2.63%, 02/15/29	141,532,100	136,959,949
3.50%, 02/15/29	138,617,400	137,431,571
1.88%, 02/28/29	116,390,300	110,197,973
4.25%, 02/28/29	152,218,700	153,990,622
3.50%, 03/15/29	138,115,500	136,912,384
2.38%, 03/31/29	111,735,400	107,174,326
4.13%, 03/31/29	159,546,100	160,904,736
Total Treasuries (Cost $11,949,914,986)		11,941,939,968

Schwab Short-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (a)	26,476,338	26,476,338
Total Short-Term Investments (Cost $26,476,338)		26,476,338
Total Investments in Securities (Cost $11,976,391,324)		$11,968,416,306

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$11,941,939,968	$—	$11,941,939,968
Short-Term Investments[1]	26,476,338	—	—	26,476,338
Total	$26,476,338	$11,941,939,968	$—	$11,968,416,306

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Intermediate-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2026 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.2% OF NET ASSETS
U.S. Treasury Bonds
6.13%, 08/15/29	7,959,000	8,524,213
6.25%, 05/15/30	13,028,200	14,182,926
5.38%, 02/15/31	16,373,400	17,404,413
4.50%, 02/15/36	16,910,900	17,250,439
U.S. Treasury Notes
2.38%, 05/15/29	115,468,300	110,587,961
2.75%, 05/31/29	259,853,200	251,509,478
4.50%, 05/31/29	171,335,800	174,688,895
3.25%, 06/30/29	80,711,200	79,267,227
4.25%, 06/30/29	145,822,000	147,644,775
2.63%, 07/31/29	74,453,400	71,623,589
4.00%, 07/31/29	141,666,000	142,324,526
1.63%, 08/15/29	92,110,400	85,734,633
3.13%, 08/31/29	74,037,600	72,308,128
3.63%, 08/31/29	142,997,400	141,936,092
3.50%, 09/30/29	141,251,500	139,585,174
3.88%, 09/30/29	72,325,800	72,345,577
4.00%, 10/31/29	70,561,100	70,853,267
4.13%, 10/31/29	140,837,600	142,014,915
1.75%, 11/15/29	68,837,600	63,997,456
3.88%, 11/30/29	69,453,400	69,456,113
4.13%, 11/30/29	141,493,600	142,681,926
3.88%, 12/31/29	69,287,700	69,268,754
4.38%, 12/31/29	140,888,700	143,293,714
3.50%, 01/31/30	68,802,600	67,856,564
4.25%, 01/31/30	141,492,000	143,288,285
1.50%, 02/15/30	117,049,900	107,137,237
4.00%, 02/28/30	211,427,700	212,253,590
3.63%, 03/31/30	68,715,600	68,023,076
4.00%, 03/31/30	141,406,200	141,936,473
3.50%, 04/30/30	69,987,700	68,940,618
3.88%, 04/30/30	141,495,100	141,367,975
0.63%, 05/15/30	161,201,000	141,208,297
3.75%, 05/31/30	68,972,500	68,568,365
4.00%, 05/31/30	141,491,900	142,000,387
3.75%, 06/30/30	68,925,900	68,492,421
3.88%, 06/30/30	141,494,300	141,300,850
3.88%, 07/31/30	141,494,700	141,279,141
4.00%, 07/31/30	68,234,600	68,469,156
0.63%, 08/15/30	210,398,700	182,726,339
3.63%, 08/31/30	141,493,600	139,780,202
4.13%, 08/31/30	72,761,900	73,336,037
3.63%, 09/30/30	141,493,600	139,758,093
4.63%, 09/30/30	74,454,200	76,588,942
3.63%, 10/31/30	141,493,100	139,680,220
4.88%, 10/31/30	75,254,700	78,191,397
0.88%, 11/15/30	219,825,800	191,669,206
3.50%, 11/30/30	141,494,900	138,908,196
4.38%, 11/30/30	78,753,200	80,192,907
3.63%, 12/31/30	141,493,700	139,592,378
3.75%, 12/31/30	79,736,000	79,066,342
3.75%, 01/31/31	141,494,700	140,306,365
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 01/31/31	79,661,200	79,838,570
1.13%, 02/15/31	212,648,300	186,474,284
3.50%, 02/28/31	135,223,400	132,608,728
4.25%, 02/28/31	79,537,800	80,581,734
3.88%, 03/31/31	141,494,000	141,051,831
4.13%, 03/31/31	85,606,000	86,227,982
4.63%, 04/30/31	88,626,500	91,271,447
1.63%, 05/15/31	209,141,000	186,576,648
4.63%, 05/31/31	88,130,300	90,760,439
4.25%, 06/30/31	88,888,300	90,020,237
4.13%, 07/31/31	88,569,200	89,153,895
1.25%, 08/15/31	229,110,700	198,887,777
3.75%, 08/31/31	88,937,900	87,853,969
3.63%, 09/30/31	88,924,400	87,260,541
4.13%, 10/31/31	88,843,700	89,329,564
1.38%, 11/15/31	224,237,300	194,517,099
4.13%, 11/30/31	88,836,500	89,291,093
4.50%, 12/31/31	88,484,800	90,613,966
4.38%, 01/31/32	88,928,500	90,460,432
1.88%, 02/15/32	210,938,000	187,116,837
4.13%, 02/29/32	88,939,700	89,287,121
4.13%, 03/31/32	88,938,000	89,264,570
4.00%, 04/30/32	88,939,000	88,629,798
2.88%, 05/15/32	204,973,400	191,754,217
4.13%, 05/31/32	88,939,900	89,193,518
4.00%, 06/30/32	88,938,000	88,559,319
4.00%, 07/31/32	88,779,100	88,352,544
2.75%, 08/15/32	196,802,400	182,072,970
3.88%, 08/31/32	88,938,500	87,837,191
3.88%, 09/30/32	88,940,000	87,793,508
3.75%, 10/31/32	88,938,000	87,096,706
4.13%, 11/15/32	200,075,400	200,200,447
3.75%, 11/30/32	88,938,200	87,055,212
3.88%, 12/31/32	88,936,600	87,665,085
4.00%, 01/31/33	88,938,000	88,277,914
3.50%, 02/15/33	199,865,400	192,370,448
3.75%, 02/28/33	88,939,300	86,931,218
4.25%, 03/31/33	88,938,200	89,556,599
3.38%, 05/15/33	199,703,900	190,264,771
3.88%, 08/15/33	217,987,400	214,036,378
4.50%, 11/15/33	230,265,200	235,086,378
4.00%, 02/15/34	241,234,600	238,011,858
4.38%, 05/15/34	242,315,000	244,889,597
3.88%, 08/15/34	242,247,500	236,115,610
4.25%, 11/15/34	242,560,900	242,523,000
4.63%, 02/15/35	242,127,900	248,445,925
4.25%, 05/15/35	242,537,800	241,912,509
4.25%, 08/15/35	242,475,200	241,622,749
4.00%, 11/15/35	242,558,400	236,627,090
4.13%, 02/15/36	163,727,600	161,182,148
Total Treasuries (Cost $12,718,673,572)		12,672,916,721

Schwab Intermediate-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (a)	19,719,518	19,719,518
Total Short-Term Investments (Cost $19,719,518)		19,719,518
Total Investments in Securities (Cost $12,738,393,090)		12,692,636,239

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$12,672,916,721	$—	$12,672,916,721
Short-Term Investments[1]	19,719,518	—	—	19,719,518
Total	$19,719,518	$12,672,916,721	$—	$12,692,636,239

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab Long-Term U.S. Treasury ETF

Portfolio Holdings as of March 31, 2026 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TREASURIES 99.0% OF NET ASSETS
U.S. Treasury Bonds
4.75%, 02/15/37	1,494,500	1,548,209
5.00%, 05/15/37	1,929,200	2,042,390
4.38%, 02/15/38	2,029,500	2,026,170
4.50%, 05/15/38	2,297,600	2,314,294
3.50%, 02/15/39	2,353,600	2,123,940
4.25%, 05/15/39	3,493,900	3,390,721
4.50%, 08/15/39	3,732,800	3,698,388
4.38%, 11/15/39	4,015,000	3,917,134
4.63%, 02/15/40	4,045,400	4,044,136
1.13%, 05/15/40	10,613,200	6,687,974
4.38%, 05/15/40	3,916,800	3,806,028
1.13%, 08/15/40	14,478,000	9,028,390
3.88%, 08/15/40	3,893,100	3,569,182
1.38%, 11/15/40	15,823,800	10,195,225
4.25%, 11/15/40	3,865,300	3,685,926
1.88%, 02/15/41	18,067,800	12,523,244
4.75%, 02/15/41	4,097,900	4,120,310
2.25%, 05/15/41	14,093,300	10,275,998
4.38%, 05/15/41	3,783,900	3,645,256
1.75%, 08/15/41	21,022,700	14,062,215
3.75%, 08/15/41	3,828,100	3,415,383
2.00%, 11/15/41	18,775,400	12,990,230
3.13%, 11/15/41	4,020,000	3,291,061
2.38%, 02/15/42	14,398,800	10,497,625
3.13%, 02/15/42	4,254,200	3,466,508
3.00%, 05/15/42	3,956,800	3,154,312
3.25%, 05/15/42	12,474,800	10,283,913
2.75%, 08/15/42	4,563,700	3,489,804
3.38%, 08/15/42	11,631,200	9,720,230
2.75%, 11/15/42	6,689,400	5,089,693
4.00%, 11/15/42	11,697,200	10,588,708
3.13%, 02/15/43	5,742,400	4,598,855
3.88%, 02/15/43	11,706,100	10,402,882
2.88%, 05/15/43	9,037,700	6,944,908
3.88%, 05/15/43	11,483,900	10,182,989
3.63%, 08/15/43	6,503,500	5,554,904
4.38%, 08/15/43	12,609,400	11,905,047
3.75%, 11/15/43	6,644,800	5,758,654
4.75%, 11/15/43	12,610,900	12,460,160
3.63%, 02/15/44	7,026,900	5,971,218
4.50%, 02/15/44	12,603,100	12,053,684
3.38%, 05/15/44	6,559,600	5,362,985
4.63%, 05/15/44	12,611,600	12,235,223
3.13%, 08/15/44	8,447,600	6,624,766
4.13%, 08/15/44	12,611,900	11,441,358
3.00%, 11/15/44	7,230,100	5,536,110
4.63%, 11/15/44	12,607,500	12,199,726
2.50%, 02/15/45	9,815,000	6,887,370
4.75%, 02/15/45	12,598,700	12,382,160
3.00%, 05/15/45	4,478,700	3,409,760
5.00%, 05/15/45	12,611,200	12,778,692
2.88%, 08/15/45	5,928,800	4,403,060
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 08/15/45	12,606,800	12,568,389
3.00%, 11/15/45	3,774,300	2,854,609
4.63%, 11/15/45	12,612,500	12,166,136
2.50%, 02/15/46	7,165,500	4,944,195
4.63%, 02/15/46	8,708,800	8,393,786
2.50%, 05/15/46	7,236,800	4,974,735
2.25%, 08/15/46	9,664,200	6,300,605
2.88%, 11/15/46	3,609,800	2,639,384
3.00%, 02/15/47	6,768,700	5,046,912
3.00%, 05/15/47	5,765,000	4,286,368
2.75%, 08/15/47	9,633,100	6,819,934
2.75%, 11/15/47	9,801,500	6,918,481
3.00%, 02/15/48	10,982,900	8,103,321
3.13%, 05/15/48	11,700,300	8,807,218
3.00%, 08/15/48	13,115,200	9,628,401
3.38%, 11/15/48	13,000,700	10,192,346
3.00%, 02/15/49	13,872,900	10,135,888
2.88%, 05/15/49	13,296,500	9,452,980
2.25%, 08/15/49	13,054,200	8,121,140
2.38%, 11/15/49	12,119,800	7,725,426
2.00%, 02/15/50	15,249,100	8,879,027
1.25%, 05/15/50	17,970,600	8,531,823
1.38%, 08/15/50	20,215,300	9,884,966
1.63%, 11/15/50	19,899,600	10,385,104
1.88%, 02/15/51	22,194,400	12,326,562
2.38%, 05/15/51	22,265,600	13,931,656
2.00%, 08/15/51	22,154,100	12,617,452
1.88%, 11/15/51	20,715,500	11,385,433
2.25%, 02/15/52	18,913,400	11,399,756
2.88%, 05/15/52	17,823,700	12,362,407
3.00%, 08/15/52	17,014,400	12,098,833
4.00%, 11/15/52	17,110,200	14,704,078
3.63%, 02/15/53	17,001,900	13,648,010
3.63%, 05/15/53	17,078,300	13,695,996
4.13%, 08/15/53	18,906,400	16,588,889
4.75%, 11/15/53	19,816,400	19,272,997
4.25%, 02/15/54	20,717,000	18,561,137
4.63%, 05/15/54	20,718,800	19,760,555
4.25%, 08/15/54	20,721,300	18,561,752
4.50%, 11/15/54	20,719,800	19,361,682
4.63%, 02/15/55	20,717,500	19,759,316
4.75%, 05/15/55	20,714,900	20,171,134
4.75%, 08/15/55	20,714,000	20,183,204
4.63%, 11/15/55	20,715,300	19,789,585
4.75%, 02/15/56	14,113,600	13,762,965
Total Treasuries (Cost $939,891,202)		883,491,681

Schwab Long-Term U.S. Treasury ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (a)	19,562	19,562
Total Short-Term Investments (Cost $19,562)		19,562
Total Investments in Securities (Cost $939,910,764)		883,511,243

(a)	The rate shown is the annualized 7-day yield.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Treasuries[1]	$—	$883,491,681	$—	$883,491,681
Short-Term Investments[1]	19,562	—	—	19,562
Total	$19,562	$883,491,681	$—	$883,511,243

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab U.S. Aggregate Bond ETF

Portfolio Holdings as of March 31, 2026 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and if the coupon rate is not available, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 23.6% OF NET ASSETS

Financial Institutions 7.6%
Banking 5.2%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	260,000	260,494
7.10%, 11/15/27 (a)	240,000	248,887
2.20%, 11/02/28 (a)	355,000	334,488
6.99%, 06/13/29 (a)(b)	310,000	322,905
6.85%, 01/03/30 (a)(b)	290,000	302,583
8.00%, 11/01/31	840,000	931,124
5.55%, 07/31/33 (a)(b)	290,000	285,082
6.18%, 07/26/35 (a)(b)	245,000	245,958
American Express Co.
3.30%, 05/03/27 (a)	570,000	565,149
5.85%, 11/05/27 (a)	500,000	512,065
5.04%, 07/26/28 (a)(b)	375,000	378,337
4.01%, 02/09/29 (a)(b)	425,000	422,365
4.73%, 04/25/29 (a)(b)	400,000	402,752
4.05%, 05/03/29 (a)	365,000	363,872
4.35%, 07/20/29 (a)(b)	460,000	459,816
5.28%, 07/27/29 (a)(b)	435,000	442,834
5.53%, 04/25/30 (a)(b)	355,000	365,597
5.09%, 01/30/31 (a)(b)	400,000	407,140
5.02%, 04/25/31 (a)(b)	435,000	442,195
6.49%, 10/30/31 (a)(b)	405,000	435,258
4.46%, 02/10/32 (a)(b)	325,000	321,666
4.99%, 05/26/33 (a)(b)	265,000	264,088
4.92%, 07/20/33 (a)(b)	510,000	511,856
4.42%, 08/03/33 (a)(b)	425,000	415,097
5.04%, 05/01/34 (a)(b)	445,000	446,562
5.63%, 07/28/34 (a)(b)	200,000	204,594
5.92%, 04/25/35 (a)(b)	245,000	254,082
5.28%, 07/26/35 (a)(b)	550,000	555,648
5.44%, 01/30/36 (a)(b)	350,000	356,545
5.67%, 04/25/36 (a)(b)	500,000	517,235
4.80%, 10/24/36 (a)(b)	600,000	580,680
4.05%, 12/03/42	330,000	274,194
American Express Credit Corp.
3.30%, 05/03/27 (a)	225,000	223,004
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	205,000	210,111
Australia & New Zealand Banking Group Ltd.
4.90%, 07/16/27	250,000	252,470
3.92%, 09/30/27	315,000	314,449
4.36%, 06/18/28	250,000	251,088
3.92%, 12/08/28	250,000	248,558
4.62%, 12/16/29	250,000	253,140
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	400,000	409,216
4.15%, 03/03/29	200,000	197,722
5.38%, 03/13/29	400,000	410,716
7.88%, 11/15/34 (a)(b)	200,000	226,030
6.03%, 03/13/35 (a)(b)	200,000	208,166
5.13%, 03/03/36	200,000	194,524
Banco Santander SA
4.25%, 04/11/27	400,000	399,544
5.29%, 08/18/27	600,000	606,066
3.80%, 02/23/28	400,000	395,168
4.38%, 04/12/28	400,000	398,844
5.37%, 07/15/28 (a)(b)	400,000	404,392
5.59%, 08/08/28	600,000	614,574
6.61%, 11/07/28	400,000	420,708
3.31%, 06/27/29	400,000	385,472
5.57%, 01/17/30	200,000	204,996
5.54%, 03/14/30 (a)(b)	400,000	409,772
3.49%, 05/28/30	400,000	381,140
4.55%, 11/06/30	400,000	394,444
2.75%, 12/03/30	400,000	359,592
2.96%, 03/25/31	200,000	183,306
5.44%, 07/15/31	400,000	411,976
3.23%, 11/22/32 (a)(b)	400,000	359,288
6.92%, 08/08/33	600,000	648,108
6.94%, 11/07/33	400,000	448,788
6.35%, 03/14/34	400,000	420,140
6.03%, 01/17/35	200,000	209,496
5.13%, 11/06/35	400,000	390,572
Bank of America Corp.
3.25%, 10/21/27 (a)	835,000	823,920
4.18%, 11/25/27 (a)	700,000	697,543
3.71%, 04/24/28 (a)(b)	700,000	694,666
4.38%, 04/27/28 (a)(b)	760,000	759,438
3.59%, 07/21/28 (a)(b)	675,000	667,973
4.95%, 07/22/28 (a)(b)	900,000	905,940
6.20%, 11/10/28 (a)(b)	705,000	724,465
3.42%, 12/20/28 (a)(b)	1,845,000	1,812,712
4.98%, 01/24/29 (a)(b)	750,000	756,795
3.97%, 03/05/29 (a)(b)	810,000	802,993
5.20%, 04/25/29 (a)(b)	1,105,000	1,121,034
4.62%, 05/09/29 (a)(b)	750,000	753,487
2.09%, 06/14/29 (a)(b)	925,000	879,804
4.27%, 07/23/29 (a)(b)	1,000,000	996,080
5.82%, 09/15/29 (a)(b)	880,000	907,922
3.97%, 02/07/30 (a)(b)	955,000	941,993
3.19%, 07/23/30 (a)(b)	810,000	777,478
2.88%, 10/22/30 (a)(b)	580,000	548,628
5.16%, 01/24/31 (a)(b)	795,000	810,129
2.50%, 02/13/31 (a)(b)	1,040,000	961,574
2.59%, 04/29/31 (a)(b)	1,000,000	923,960
1.90%, 07/23/31 (a)(b)	845,000	753,647

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.92%, 10/24/31 (a)(b)	845,000	749,109
4.46%, 02/06/32 (a)(b)	750,000	740,587
2.65%, 03/11/32 (a)(b)	660,000	598,726
2.69%, 04/22/32 (a)(b)	1,395,000	1,266,423
2.30%, 07/21/32 (a)(b)	1,125,000	993,206
2.57%, 10/20/32 (a)(b)	1,100,000	979,715
2.97%, 02/04/33 (a)(b)	1,250,000	1,131,775
4.57%, 04/27/33 (a)(b)	1,295,000	1,272,687
5.02%, 07/22/33 (a)(b)	1,600,000	1,610,752
5.29%, 04/25/34 (a)(b)	1,545,000	1,563,942
5.87%, 09/15/34 (a)(b)	1,220,000	1,277,828
5.47%, 01/23/35 (a)(b)	1,520,000	1,551,175
5.43%, 08/15/35 (a)(b)	805,000	804,372
5.52%, 10/25/35 (a)(b)	1,025,000	1,026,353
5.51%, 01/24/36 (a)(b)	1,085,000	1,106,526
5.74%, 02/12/36 (a)(b)	750,000	763,680
5.46%, 05/09/36 (a)(b)	635,000	648,297
2.48%, 09/21/36 (a)(b)	710,000	614,022
6.11%, 01/29/37	645,000	677,624
5.05%, 02/06/37 (a)(b)	1,250,000	1,233,637
3.85%, 03/08/37 (a)(b)	725,000	671,814
4.24%, 04/24/38 (a)(b)	600,000	543,804
7.75%, 05/14/38	495,000	588,451
4.08%, 04/23/40 (a)(b)	465,000	404,815
2.68%, 06/19/41 (a)(b)	1,595,000	1,143,806
5.88%, 02/07/42	510,000	525,631
3.31%, 04/22/42 (a)(b)	1,095,000	836,865
5.00%, 01/21/44	650,000	605,780
4.88%, 04/01/44	240,000	221,275
4.75%, 04/21/45	200,000	175,046
4.44%, 01/20/48 (a)(b)	640,000	537,792
3.95%, 01/23/49 (a)(b)	500,000	385,595
4.33%, 03/15/50 (a)(b)	895,000	727,581
4.08%, 03/20/51 (a)(b)	1,670,000	1,292,179
2.83%, 10/24/51 (a)(b)	355,000	218,140
3.48%, 03/13/52 (a)(b)	400,000	277,920
2.97%, 07/21/52 (a)(b)	580,000	367,210
Bank of America NA
6.00%, 10/15/36	470,000	496,090
Bank of Montreal
5.37%, 06/04/27	170,000	172,127
4.70%, 09/14/27 (a)	330,000	331,828
5.20%, 02/01/28 (a)	350,000	355,373
4.06%, 09/22/28 (a)(b)	220,000	218,970
5.72%, 09/25/28 (a)	240,000	247,296
5.00%, 01/27/29 (a)(b)	255,000	257,428
4.34%, 03/19/30 (a)(b)	350,000	348,310
4.64%, 09/10/30 (a)(b)	500,000	501,500
5.51%, 06/04/31 (a)	285,000	295,779
4.35%, 09/22/31 (a)(b)	290,000	286,268
4.44%, 01/14/32 (a)(b)	340,000	335,305
3.80%, 12/15/32 (a)(b)	404,000	397,597
3.09%, 01/10/37 (a)(b)	400,000	355,548
Bank of New York Mellon Corp.
3.25%, 05/16/27 (a)	365,000	362,033
3.40%, 01/29/28 (a)	360,000	355,658
3.85%, 04/28/28	375,000	373,410
4.44%, 06/09/28 (a)(b)	220,000	220,367
3.99%, 06/13/28 (a)(b)	280,000	278,846
1.65%, 07/14/28 (a)	325,000	307,655
5.80%, 10/25/28 (a)(b)	400,000	409,004
3.00%, 10/30/28 (a)	335,000	323,982
3.85%, 04/26/29 (a)	255,000	252,861
3.30%, 08/23/29 (a)	330,000	318,014
6.32%, 10/25/29 (a)(b)	380,000	398,035
4.03%, 01/22/30 (a)(b)	390,000	386,330
4.98%, 03/14/30 (a)(b)	330,000	335,696
4.60%, 07/26/30 (a)(b)	160,000	160,912
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.65%, 01/28/31 (a)	345,000	304,245
1.80%, 07/28/31 (a)	345,000	300,985
2.50%, 01/26/32 (a)	140,000	126,151
4.29%, 06/13/33 (a)(b)	385,000	374,944
5.83%, 10/25/33 (a)(b)	565,000	599,392
4.71%, 02/01/34 (a)(b)	215,000	213,020
4.97%, 04/26/34 (a)(b)	375,000	375,844
6.47%, 10/25/34 (a)(b)	340,000	372,239
5.19%, 03/14/35 (a)(b)	400,000	405,932
5.23%, 11/20/35 (a)(b)	100,000	101,452
5.32%, 06/06/36 (a)(b)	245,000	248,413
5.61%, 07/21/39 (a)(b)	140,000	142,849
Bank of Nova Scotia
5.40%, 06/04/27	250,000	253,185
5.25%, 06/12/28	245,000	249,947
4.40%, 09/08/28 (a)(b)	300,000	299,847
4.04%, 09/15/28 (a)(b)	290,000	288,376
4.93%, 02/14/29 (a)(b)	200,000	201,772
5.45%, 08/01/29	280,000	288,887
4.85%, 02/01/30	365,000	369,676
4.25%, 02/02/30 (a)(b)	420,000	416,123
5.13%, 02/14/31 (a)(b)	200,000	203,686
2.15%, 08/01/31	425,000	375,250
4.34%, 09/15/31 (a)(b)	250,000	246,860
2.45%, 02/02/32	325,000	287,645
4.74%, 11/10/32 (a)(b)	200,000	199,626
5.65%, 02/01/34	295,000	307,245
4.81%, 02/02/34 (a)(b)	340,000	335,458
4.59%, 05/04/37 (a)(b)	455,000	435,599
BankUnited, Inc.
5.13%, 06/11/30 (a)	280,000	279,966
Barclays PLC
4.34%, 01/10/28 (a)	425,000	423,487
4.84%, 05/09/28 (a)	600,000	600,282
5.50%, 08/09/28 (a)(b)	600,000	607,074
4.84%, 09/10/28 (a)(b)	490,000	491,906
7.39%, 11/02/28 (a)(b)	430,000	448,060
5.09%, 02/25/29 (a)(b)	400,000	403,348
4.97%, 05/16/29 (a)(b)	610,000	613,636
6.49%, 09/13/29 (a)(b)	330,000	343,745
4.48%, 11/11/29 (a)(b)	440,000	437,628
5.69%, 03/12/30 (a)(b)	650,000	667,985
4.22%, 05/24/30 (a)(b)	200,000	197,080
5.09%, 06/20/30 (a)(b)	545,000	547,578
4.94%, 09/10/30 (a)(b)	425,000	427,393
5.37%, 02/25/31 (a)(b)	550,000	559,878
2.65%, 06/24/31 (a)(b)	290,000	265,805
4.52%, 02/24/32 (a)(b)	400,000	391,512
2.67%, 03/10/32 (a)(b)	310,000	278,070
2.89%, 11/24/32 (a)(b)	285,000	254,784
5.75%, 08/09/33 (a)(b)	330,000	339,197
7.44%, 11/02/33 (a)(b)	700,000	782,404
6.22%, 05/09/34 (a)(b)	610,000	640,726
7.12%, 06/27/34 (a)(b)	410,000	446,986
6.69%, 09/13/34 (a)(b)	465,000	502,837
5.34%, 09/10/35 (a)(b)	585,000	579,220
3.56%, 09/23/35 (a)(b)	300,000	279,957
5.79%, 02/25/36 (a)(b)	715,000	725,232
5.21%, 02/24/37 (a)(b)	500,000	484,260
3.81%, 03/10/42 (a)(b)	330,000	256,324
3.33%, 11/24/42 (a)(b)	460,000	341,053
5.25%, 08/17/45	505,000	468,221
5.86%, 08/11/46 (a)(b)	370,000	365,715
4.95%, 01/10/47	475,000	420,209
6.04%, 03/12/55 (a)(b)	300,000	308,421
Canadian Imperial Bank of Commerce
3.45%, 04/07/27 (a)	265,000	263,076
5.24%, 06/28/27	350,000	354,221

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/28/28 (a)	400,000	405,108
4.24%, 09/08/28 (a)(b)	250,000	249,523
5.99%, 10/03/28 (a)	250,000	259,345
4.86%, 03/30/29 (a)(b)	410,000	413,444
5.26%, 04/08/29 (a)	385,000	393,755
4.28%, 01/29/30 (a)(b)	600,000	596,028
4.63%, 09/11/30 (a)(b)	250,000	250,328
5.25%, 01/13/31 (a)(b)	250,000	255,555
4.58%, 09/08/31 (a)(b)	300,000	299,049
3.60%, 04/07/32 (a)	300,000	281,739
6.09%, 10/03/33 (a)	415,000	444,399
Capital One Financial Corp.
3.65%, 05/11/27 (a)	300,000	297,639
3.80%, 01/31/28 (a)	545,000	538,749
4.93%, 05/10/28 (a)(b)	525,000	526,764
5.47%, 02/01/29 (a)(b)	300,000	304,674
6.31%, 06/08/29 (a)(b)	500,000	517,205
5.70%, 02/01/30 (a)(b)	250,000	256,535
3.27%, 03/01/30 (a)(b)	450,000	433,350
5.25%, 07/26/30 (a)(b)	275,000	278,858
5.46%, 07/26/30 (a)(b)	270,000	275,862
4.49%, 09/11/31 (a)(b)	370,000	363,318
7.62%, 10/30/31 (a)(b)	525,000	580,099
4.72%, 01/30/32 (a)(b)	500,000	492,520
2.36%, 07/29/32 (a)(b)	395,000	340,996
2.62%, 11/02/32 (a)(b)	230,000	202,299
6.70%, 11/29/32 (a)	275,000	299,096
5.27%, 05/10/33 (a)(b)	320,000	320,131
5.82%, 02/01/34 (a)(b)	370,000	379,072
6.38%, 06/08/34 (a)(b)	500,000	527,605
7.96%, 11/02/34 (a)(b)	280,000	321,440
6.05%, 02/01/35 (a)(b)	345,000	357,272
5.88%, 07/26/35 (a)(b)	300,000	307,536
6.18%, 01/30/36 (a)(b)	525,000	533,857
5.20%, 09/11/36 (a)(b)	445,000	431,650
5.40%, 01/30/37 (a)(b)	500,000	490,870
Capital One NA
4.65%, 09/13/28 (a)	395,000	396,785
2.70%, 02/06/30 (a)	285,000	266,444
Citibank NA
4.58%, 05/29/27 (a)	705,000	707,820
5.80%, 09/29/28 (a)	770,000	799,422
4.84%, 08/06/29 (a)	525,000	532,056
4.91%, 05/29/30 (a)	810,000	823,106
5.57%, 04/30/34 (a)	650,000	673,640
Citigroup, Inc.
4.45%, 09/29/27	1,050,000	1,050,283
6.63%, 01/15/28	155,000	161,279
4.64%, 05/07/28 (a)(b)	785,000	786,272
4.66%, 05/24/28 (a)(b)	535,000	536,172
3.67%, 07/24/28 (a)(b)	830,000	821,459
4.13%, 07/25/28	620,000	615,015
3.52%, 10/27/28 (a)(b)	755,000	743,894
4.79%, 03/04/29 (a)(b)	715,000	718,861
4.08%, 04/23/29 (a)(b)	615,000	610,320
5.17%, 02/13/30 (a)(b)	940,000	954,702
3.98%, 03/20/30 (a)(b)	820,000	807,126
4.54%, 09/19/30 (a)(b)	950,000	947,112
2.98%, 11/05/30 (a)(b)	705,000	665,717
2.67%, 01/29/31 (a)(b)	795,000	737,514
4.41%, 03/31/31 (a)(b)	1,200,000	1,185,552
4.95%, 05/07/31 (a)(b)	550,000	553,822
2.57%, 06/03/31 (a)(b)	1,095,000	1,004,531
4.50%, 09/11/31 (a)(b)	890,000	879,560
2.56%, 05/01/32 (a)(b)	1,045,000	935,348
6.63%, 06/15/32	310,000	337,035
2.52%, 11/03/32 (a)(b)	575,000	507,909
3.06%, 01/25/33 (a)(b)	890,000	803,848
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 02/22/33	200,000	209,362
3.79%, 03/17/33 (a)(b)	1,065,000	999,577
4.91%, 05/24/33 (a)(b)	700,000	697,424
6.00%, 10/31/33	375,000	393,142
6.27%, 11/17/33 (a)(b)	755,000	807,873
6.17%, 05/25/34 (a)(b)	995,000	1,031,795
5.59%, 11/19/34 (a)(b)	420,000	426,077
5.83%, 02/13/35 (a)(b)	740,000	749,879
5.45%, 06/11/35 (a)(b)	820,000	832,505
6.02%, 01/24/36 (a)(b)	940,000	960,924
5.33%, 03/27/36 (a)(b)	650,000	652,249
6.13%, 08/25/36	170,000	176,569
5.17%, 09/11/36 (a)(b)	960,000	951,187
3.88%, 01/24/39 (a)(b)	310,000	267,623
8.13%, 07/15/39	605,000	754,804
5.41%, 09/19/39 (a)(b)	375,000	367,211
5.32%, 03/26/41 (a)(b)	455,000	440,963
5.88%, 01/30/42	295,000	299,691
2.90%, 11/03/42 (a)(b)	460,000	328,785
6.68%, 09/13/43	350,000	375,494
5.30%, 05/06/44	325,000	300,271
4.65%, 07/30/45	305,000	267,162
4.75%, 05/18/46	625,000	527,100
4.28%, 04/24/48 (a)(b)	280,000	227,276
4.65%, 07/23/48 (a)	825,000	700,276
5.61%, 03/04/56 (a)(b)	675,000	650,335
Citizens Bank NA
4.19%, 01/29/29 (a)(b)	425,000	422,539
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	350,000	360,619
2.50%, 02/06/30 (a)	105,000	96,851
3.25%, 04/30/30 (a)	425,000	401,085
5.25%, 03/05/31 (a)(b)	250,000	252,963
5.72%, 07/23/32 (a)(b)	350,000	360,014
2.64%, 09/30/32 (a)	205,000	175,349
6.65%, 04/25/35 (a)(b)	310,000	332,618
5.30%, 01/29/36 (a)(b)	130,000	128,908
5.64%, 05/21/37 (a)(b)	220,000	219,725
Commonwealth Bank of Australia
4.42%, 03/14/28	275,000	276,634
4.36%, 03/27/29	300,000	300,978
4.15%, 10/01/30	250,000	247,903
Cooperatieve Rabobank UA
3.74%, 01/14/28	250,000	248,403
4.88%, 01/21/28	250,000	253,565
3.96%, 10/17/28	250,000	248,993
4.80%, 01/09/29	285,000	289,312
4.49%, 10/17/29	250,000	251,760
5.25%, 05/24/41	430,000	417,130
5.75%, 12/01/43	390,000	380,562
5.25%, 08/04/45	390,000	356,519
Deutsche Bank AG
5.37%, 01/10/29 (a)(b)	375,000	379,507
6.72%, 01/18/29 (a)(b)	425,000	440,232
5.41%, 05/10/29	400,000	410,740
6.82%, 11/20/29 (a)(b)	325,000	341,348
5.00%, 09/11/30 (a)(b)	450,000	452,020
5.30%, 05/09/31 (a)(b)	425,000	429,530
5.88%, 07/08/31 (a)(b)	275,000	280,726
4.95%, 08/04/31 (a)(b)	500,000	498,310
3.55%, 09/18/31 (a)(b)	510,000	479,696
4.47%, 12/10/31 (a)(b)	385,000	378,493
3.73%, 01/14/32 (a)(b)	500,000	464,585
3.04%, 05/28/32 (a)(b)	360,000	325,948
4.88%, 12/01/32 (a)(b)	545,000	542,842
3.74%, 01/07/33 (a)(b)	385,000	350,785
7.08%, 02/10/34 (a)(b)	385,000	412,431
5.40%, 09/11/35 (a)(b)	480,000	477,302

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Fifth Third Bancorp
2.55%, 05/05/27 (a)	300,000	294,105
3.95%, 03/14/28 (a)	115,000	114,232
4.06%, 04/25/28 (a)(b)	325,000	323,281
6.36%, 10/27/28 (a)(b)	225,000	231,532
6.34%, 07/27/29 (a)(b)	500,000	518,515
4.77%, 07/28/30 (a)(b)	245,000	245,294
4.90%, 09/06/30 (a)(b)	45,000	45,193
5.63%, 01/29/32 (a)(b)	325,000	335,127
4.57%, 04/29/32 (a)(b)	335,000	329,081
4.34%, 04/25/33 (a)(b)	200,000	192,900
5.14%, 01/29/37 (a)(b)	310,000	302,498
8.25%, 03/01/38	295,000	355,510
Fifth Third Bank NA
5.33%, 08/25/33 (a)(b)	250,000	250,635
Fifth Third Financial Corp.
4.00%, 02/01/29 (a)	340,000	335,186
5.98%, 01/30/30 (a)(b)	250,000	258,313
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	150,000	148,740
4.87%, 03/03/32 (a)(b)	150,000	145,125
5.60%, 09/05/35 (a)(b)	235,000	229,858
6.25%, 03/12/40 (a)(b)	220,000	214,832
First Horizon Bank
5.75%, 05/01/30 (a)	315,000	320,270
First Horizon Corp.
5.51%, 03/07/31 (a)(b)	65,000	65,853
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	220,000	225,518
FNB Corp.
5.72%, 12/11/30 (a)(b)	265,000	266,744
Goldman Sachs Capital I
6.35%, 02/15/34	300,000	313,269
Goldman Sachs Group, Inc.
4.94%, 04/23/28 (a)(b)	805,000	808,808
3.69%, 06/05/28 (a)(b)	805,000	797,747
4.48%, 08/23/28 (a)(b)	805,000	804,831
4.15%, 01/21/29 (a)(b)	1,395,000	1,386,044
3.81%, 04/23/29 (a)(b)	810,000	799,057
4.22%, 05/01/29 (a)(b)	1,110,000	1,103,839
4.15%, 10/21/29 (a)(b)	805,000	797,666
6.48%, 10/24/29 (a)(b)	875,000	915,862
2.60%, 02/07/30 (a)	665,000	618,869
3.80%, 03/15/30 (a)	715,000	695,330
5.73%, 04/25/30 (a)(b)	710,000	732,663
5.05%, 07/23/30 (a)(b)	750,000	759,135
4.69%, 10/23/30 (a)(b)	570,000	570,815
5.21%, 01/28/31 (a)(b)	500,000	508,465
5.22%, 04/23/31 (a)(b)	900,000	915,309
4.37%, 10/21/31 (a)(b)	750,000	735,765
4.52%, 01/21/32 (a)(b)	1,170,000	1,152,789
1.99%, 01/27/32 (a)(b)	965,000	848,119
2.62%, 04/22/32 (a)(b)	1,110,000	997,945
2.38%, 07/21/32 (a)(b)	1,265,000	1,116,666
2.65%, 10/21/32 (a)(b)	1,010,000	897,092
6.13%, 02/15/33	370,000	397,021
3.10%, 02/24/33 (a)(b)	1,215,000	1,096,744
6.56%, 10/24/34 (a)(b)	460,000	500,107
5.85%, 04/25/35 (a)(b)	735,000	763,525
5.33%, 07/23/35 (a)(b)	885,000	888,204
5.02%, 10/23/35 (a)(b)	1,070,000	1,051,007
5.54%, 01/28/36 (a)(b)	925,000	940,919
6.45%, 05/01/36	265,000	280,590
4.94%, 10/21/36 (a)(b)	1,120,000	1,085,101
5.07%, 01/21/37 (a)(b)	1,410,000	1,381,165
6.75%, 10/01/37	1,730,000	1,867,933
4.02%, 10/31/38 (a)(b)	840,000	733,177
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.41%, 04/23/39 (a)(b)	450,000	403,191
6.25%, 02/01/41	975,000	1,030,214
5.39%, 02/02/41 (a)(b)	780,000	754,954
3.21%, 04/22/42 (a)(b)	855,000	634,761
2.91%, 07/21/42 (a)(b)	490,000	346,009
3.44%, 02/24/43 (a)(b)	730,000	548,529
4.80%, 07/08/44 (a)	560,000	495,387
5.15%, 05/22/45	585,000	525,207
4.75%, 10/21/45 (a)	525,000	455,474
5.56%, 11/19/45 (a)(b)	900,000	865,665
5.54%, 01/21/47 (a)(b)	960,000	915,024
5.73%, 01/28/56 (a)(b)	995,000	970,891
HSBC Bank USA NA
5.88%, 11/01/34	85,000	88,643
7.00%, 01/15/39	325,000	363,188
HSBC Holdings PLC
5.60%, 05/17/28 (a)(b)	610,000	616,808
4.76%, 06/09/28 (a)(b)	890,000	891,905
5.21%, 08/11/28 (a)(b)	700,000	705,754
2.01%, 09/22/28 (a)(b)	660,000	636,623
7.39%, 11/03/28 (a)(b)	815,000	849,727
5.13%, 11/19/28 (a)(b)	620,000	625,016
4.90%, 03/03/29 (a)(b)	450,000	452,520
6.16%, 03/09/29 (a)(b)	730,000	751,279
4.58%, 06/19/29 (a)(b)	985,000	984,330
2.21%, 08/17/29 (a)(b)	710,000	671,972
5.55%, 03/04/30 (a)(b)	480,000	491,794
4.40%, 03/10/30 (a)(b)	400,000	396,980
4.95%, 03/31/30	750,000	759,090
3.97%, 05/22/30 (a)(b)	910,000	890,908
5.29%, 11/19/30 (a)(b)	650,000	661,531
5.13%, 03/03/31 (a)(b)	500,000	505,490
5.24%, 05/13/31 (a)(b)	750,000	760,530
2.85%, 06/04/31 (a)(b)	480,000	443,746
2.36%, 08/18/31 (a)(b)	350,000	315,809
4.62%, 11/06/31 (a)(b)	690,000	681,058
4.68%, 03/10/32 (a)(b)	600,000	591,900
5.73%, 05/17/32 (a)(b)	405,000	418,944
2.80%, 05/24/32 (a)(b)	1,025,000	922,561
2.87%, 11/22/32 (a)(b)	525,000	469,670
4.76%, 03/29/33 (a)(b)	595,000	579,810
5.40%, 08/11/33 (a)(b)	765,000	777,179
8.11%, 11/03/33 (a)(b)	540,000	617,814
6.25%, 03/09/34 (a)(b)	830,000	879,327
6.55%, 06/20/34 (a)(b)	585,000	615,297
7.40%, 11/13/34 (a)(b)	685,000	757,432
5.72%, 03/04/35 (a)(b)	350,000	358,722
5.87%, 11/18/35 (a)(b)	600,000	608,148
5.45%, 03/03/36 (a)(b)	700,000	702,877
6.50%, 05/02/36	685,000	731,645
5.79%, 05/13/36 (a)(b)	710,000	729,894
5.74%, 09/10/36 (a)(b)	290,000	290,331
5.13%, 11/06/36 (a)(b)	690,000	675,731
5.28%, 03/10/37 (a)(b)	900,000	884,025
6.50%, 09/15/37	695,000	738,207
6.80%, 06/01/38	600,000	649,807
6.10%, 01/14/42	250,000	265,103
6.33%, 03/09/44 (a)(b)	840,000	886,141
5.25%, 03/14/44	490,000	459,752
HSBC USA, Inc.
4.65%, 06/03/28	300,000	301,887
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	325,000	324,932
6.21%, 08/21/29 (a)(b)	510,000	529,059
2.55%, 02/04/30 (a)	365,000	338,300
4.62%, 01/28/32 (a)(b)	310,000	305,877
5.02%, 05/17/33 (a)(b)	115,000	114,303
5.71%, 02/02/35 (a)(b)	325,000	331,848

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.49%, 08/15/36 (a)(b)	175,000	150,194
6.14%, 11/18/39 (a)(b)	225,000	229,230
5.61%, 01/28/41 (a)(b)	230,000	224,724
Huntington National Bank
4.87%, 04/12/28 (a)(b)	330,000	331,191
4.55%, 05/17/28 (a)(b)	330,000	330,168
5.65%, 01/10/30 (a)	250,000	258,633
Independent Bank Corp.
7.25%, 04/01/35 (a)(b)	170,000	178,925
ING Groep NV
4.55%, 10/02/28	430,000	430,757
4.05%, 04/09/29	355,000	350,506
5.34%, 03/19/30 (a)(b)	460,000	469,977
5.07%, 03/25/31 (a)(b)	325,000	327,902
4.80%, 03/23/32 (a)(b)	400,000	397,476
2.73%, 04/01/32 (a)(b)	250,000	226,370
4.25%, 03/28/33 (a)(b)	425,000	409,058
6.11%, 09/11/34 (a)(b)	370,000	390,916
5.55%, 03/19/35 (a)(b)	495,000	503,068
5.53%, 03/25/36 (a)(b)	320,000	323,882
5.42%, 03/23/37 (a)(b)	500,000	498,545
JPMorgan Chase & Co.
8.00%, 04/29/27	275,000	286,003
4.25%, 10/01/27	428,000	428,291
3.63%, 12/01/27 (a)	420,000	415,216
5.57%, 04/22/28 (a)(b)	700,000	708,568
4.32%, 04/26/28 (a)(b)	960,000	959,770
3.54%, 05/01/28 (a)(b)	850,000	842,205
2.18%, 06/01/28 (a)(b)	500,000	487,395
4.98%, 07/22/28 (a)(b)	730,000	735,117
4.85%, 07/25/28 (a)(b)	1,060,000	1,065,491
4.51%, 10/22/28 (a)(b)	670,000	670,764
3.51%, 01/23/29 (a)(b)	760,000	747,977
4.92%, 01/24/29 (a)(b)	630,000	635,928
4.01%, 04/23/29 (a)(b)	770,000	763,640
2.07%, 06/01/29 (a)(b)	600,000	570,912
4.20%, 07/23/29 (a)(b)	760,000	755,683
5.30%, 07/24/29 (a)(b)	835,000	850,598
6.09%, 10/23/29 (a)(b)	595,000	618,497
4.45%, 12/05/29 (a)(b)	825,000	826,089
5.01%, 01/23/30 (a)(b)	860,000	872,238
5.58%, 04/22/30 (a)(b)	845,000	871,009
3.70%, 05/06/30 (a)(b)	775,000	756,175
4.57%, 06/14/30 (a)(b)	560,000	560,767
5.00%, 07/22/30 (a)(b)	850,000	862,418
8.75%, 09/01/30	380,000	440,865
2.74%, 10/15/30 (a)(b)	1,125,000	1,059,896
4.60%, 10/22/30 (a)(b)	665,000	666,430
5.14%, 01/24/31 (a)(b)	750,000	763,657
4.49%, 03/24/31 (a)(b)	910,000	905,887
2.52%, 04/22/31 (a)(b)	825,000	762,440
5.10%, 04/22/31 (a)(b)	725,000	738,325
2.96%, 05/13/31 (a)(b)	1,050,000	979,377
4.26%, 10/22/31 (a)(b)	500,000	492,520
1.76%, 11/19/31 (a)(b)	540,000	474,012
4.35%, 01/22/32 (a)(b)	810,000	798,822
1.95%, 02/04/32 (a)(b)	925,000	815,517
2.58%, 04/22/32 (a)(b)	1,100,000	995,401
2.55%, 11/08/32 (a)(b)	800,000	712,400
2.96%, 01/25/33 (a)(b)	1,285,000	1,165,726
4.59%, 04/26/33 (a)(b)	780,000	769,727
4.91%, 07/25/33 (a)(b)	1,375,000	1,379,097
5.72%, 09/14/33 (a)(b)	1,010,000	1,047,097
5.35%, 06/01/34 (a)(b)	1,300,000	1,326,702
6.25%, 10/23/34 (a)(b)	975,000	1,048,096
5.34%, 01/23/35 (a)(b)	955,000	970,099
5.77%, 04/22/35 (a)(b)	875,000	912,021
5.29%, 07/22/35 (a)(b)	1,050,000	1,061,791
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 10/22/35 (a)(b)	805,000	796,185
5.50%, 01/24/36 (a)(b)	885,000	906,859
5.57%, 04/22/36 (a)(b)	1,110,000	1,143,022
5.58%, 07/23/36 (a)(b)	1,290,000	1,307,944
4.81%, 10/22/36 (a)(b)	1,000,000	971,980
4.90%, 01/22/37 (a)(b)	1,115,000	1,091,128
5.19%, 02/05/37 (a)(b)	950,000	933,555
6.40%, 05/15/38	760,000	836,327
3.88%, 07/24/38 (a)(b)	920,000	808,974
5.50%, 10/15/40	400,000	407,572
3.11%, 04/22/41 (a)(b)	585,000	446,308
5.60%, 07/15/41	575,000	578,657
2.53%, 11/19/41 (a)(b)	665,000	464,609
5.40%, 01/06/42	350,000	344,449
3.16%, 04/22/42 (a)(b)	725,000	545,193
5.63%, 08/16/43	355,000	353,665
4.85%, 02/01/44	350,000	321,447
4.95%, 06/01/45	590,000	534,658
5.53%, 11/29/45 (a)(b)	785,000	771,584
4.26%, 02/22/48 (a)(b)	595,000	487,353
4.03%, 07/24/48 (a)(b)	570,000	450,608
3.96%, 11/15/48 (a)(b)	1,110,000	861,859
3.90%, 01/23/49 (a)(b)	665,000	511,525
3.11%, 04/22/51 (a)(b)	730,000	478,019
3.33%, 04/22/52 (a)(b)	1,150,000	782,552
Keybank National Association
5.85%, 11/15/27 (a)	385,000	393,158
4.39%, 12/14/27	250,000	250,175
3.90%, 04/13/29	255,000	249,081
4.90%, 08/08/32	325,000	319,456
5.00%, 01/26/33 (a)	300,000	296,262
KeyCorp
2.25%, 04/06/27	245,000	239,733
4.10%, 04/30/28	250,000	248,260
2.55%, 10/01/29	320,000	299,162
5.12%, 04/04/31 (a)(b)	125,000	126,186
4.79%, 06/01/33 (a)(b)	150,000	146,816
6.40%, 03/06/35 (a)(b)	295,000	313,252
5.31%, 01/28/37 (a)(b)	240,000	235,390
Lloyds Banking Group PLC
4.38%, 03/22/28	430,000	429,441
4.55%, 08/16/28	490,000	490,784
3.57%, 11/07/28 (a)(b)	595,000	586,837
5.09%, 11/26/28 (a)(b)	420,000	423,902
5.87%, 03/06/29 (a)(b)	305,000	312,549
4.82%, 06/13/29 (a)(b)	370,000	372,335
4.24%, 02/10/30 (a)(b)	400,000	395,836
5.72%, 06/05/30 (a)(b)	400,000	413,180
4.43%, 11/04/31 (a)(b)	400,000	394,576
4.98%, 08/11/33 (a)(b)	280,000	278,866
7.95%, 11/15/33 (a)(b)	305,000	347,892
5.68%, 01/05/35 (a)(b)	705,000	724,698
5.59%, 11/26/35 (a)(b)	230,000	234,142
6.07%, 06/13/36 (a)(b)	440,000	447,511
4.94%, 11/04/36 (a)(b)	400,000	386,364
5.30%, 12/01/45	305,000	279,493
3.37%, 12/14/46 (a)(b)	360,000	259,794
5.67%, 02/10/47 (a)(b)	400,000	389,228
4.34%, 01/09/48	445,000	358,585
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	125,000	124,968
7.41%, 10/30/29 (a)(b)	330,000	352,602
5.18%, 07/08/31 (a)(b)	220,000	222,330
6.08%, 03/13/32 (a)(b)	260,000	272,579
5.05%, 01/27/34 (a)(b)	385,000	380,191
5.40%, 07/30/35 (a)(b)	240,000	239,450
5.39%, 01/16/36 (a)(b)	275,000	273,155

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	270,000	266,180
4.70%, 01/27/28 (a)	460,000	462,558
4.76%, 07/06/28 (a)(b)	250,000	250,760
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	490,000	484,502
3.96%, 03/02/28	435,000	431,920
4.08%, 04/19/28 (a)(b)	250,000	249,063
5.02%, 07/20/28 (a)(b)	400,000	402,788
4.05%, 09/11/28	75,000	74,519
5.35%, 09/13/28 (a)(b)	500,000	506,330
5.42%, 02/22/29 (a)(b)	395,000	401,296
3.74%, 03/07/29	550,000	541,189
5.24%, 04/19/29 (a)(b)	250,000	253,808
3.20%, 07/18/29	520,000	498,805
2.56%, 02/25/30	450,000	417,019
5.26%, 04/17/30 (a)(b)	250,000	254,463
2.05%, 07/17/30	415,000	373,840
5.20%, 01/16/31 (a)(b)	350,000	355,887
5.48%, 02/22/31 (a)(b)	200,000	205,464
5.16%, 04/24/31 (a)(b)	300,000	304,563
4.53%, 09/12/31 (a)(b)	300,000	297,087
4.51%, 01/14/32 (a)(b)	360,000	354,946
2.31%, 07/20/32 (a)(b)	530,000	467,211
2.49%, 10/13/32 (a)(b)	330,000	291,984
2.85%, 01/19/33 (a)(b)	350,000	313,289
4.32%, 04/19/33 (a)(b)	280,000	270,732
5.13%, 07/20/33 (a)(b)	425,000	428,532
5.47%, 09/13/33 (a)(b)	200,000	205,606
5.44%, 02/22/34 (a)(b)	250,000	256,173
5.41%, 04/19/34 (a)(b)	290,000	296,908
5.43%, 04/17/35 (a)(b)	585,000	594,594
5.57%, 01/16/36 (a)(b)	330,000	337,719
5.62%, 04/24/36 (a)(b)	460,000	471,528
5.19%, 09/12/36 (a)(b)	300,000	298,230
5.06%, 01/14/37 (a)(b)	470,000	461,695
4.29%, 07/26/38	175,000	161,749
4.15%, 03/07/39	185,000	166,609
3.75%, 07/18/39	585,000	494,220
Mizuho Financial Group, Inc.
3.17%, 09/11/27	485,000	477,356
4.02%, 03/05/28	390,000	387,843
5.67%, 05/27/29 (a)(b)	395,000	404,911
5.78%, 07/06/29 (a)(b)	510,000	524,015
4.25%, 09/11/29 (a)(b)	440,000	437,325
5.38%, 05/26/30 (a)(b)	330,000	337,263
5.38%, 07/10/30 (a)(b)	300,000	306,771
3.15%, 07/16/30 (a)(b)	425,000	405,760
2.87%, 09/13/30 (a)(b)	200,000	188,662
5.10%, 05/13/31 (a)(b)	200,000	202,494
2.59%, 05/25/31 (a)(b)	265,000	243,538
4.71%, 07/08/31 (a)(b)	200,000	199,726
2.20%, 07/10/31 (a)(b)	630,000	567,636
1.98%, 09/08/31 (a)(b)	375,000	333,120
2.56%, 09/13/31	515,000	454,189
2.26%, 07/09/32 (a)(b)	285,000	250,455
5.67%, 09/13/33 (a)(b)	270,000	280,535
5.75%, 05/27/34 (a)(b)	200,000	207,710
5.75%, 07/06/34 (a)(b)	390,000	405,358
5.58%, 05/26/35 (a)(b)	305,000	313,406
5.59%, 07/10/35 (a)(b)	300,000	308,520
5.42%, 05/13/36 (a)(b)	300,000	303,744
5.32%, 07/08/36 (a)(b)	200,000	200,954
5.05%, 05/12/37 (a)(b)	200,000	196,614
Morgan Stanley
3.95%, 04/23/27	780,000	775,445
5.65%, 04/13/28 (a)(b)	520,000	526,011
4.21%, 04/20/28 (a)(b)	675,000	673,218
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.59%, 07/22/28 (a)(b)	850,000	840,080
6.30%, 10/18/28 (a)(b)	730,000	749,294
3.77%, 01/24/29 (a)(b)	905,000	893,651
5.12%, 02/01/29 (a)(b)	650,000	657,423
4.99%, 04/12/29 (a)(b)	620,000	625,791
5.16%, 04/20/29 (a)(b)	900,000	910,521
5.45%, 07/20/29 (a)(b)	750,000	763,980
4.13%, 10/18/29 (a)(b)	500,000	494,420
6.41%, 11/01/29 (a)(b)	620,000	646,995
4.24%, 01/09/30 (a)(b)	805,000	796,910
5.17%, 01/16/30 (a)(b)	685,000	694,850
4.43%, 01/23/30 (a)(b)	955,000	950,406
5.66%, 04/18/30 (a)(b)	785,000	807,843
5.04%, 07/19/30 (a)(b)	685,000	693,316
4.65%, 10/18/30 (a)(b)	875,000	874,615
5.23%, 01/15/31 (a)(b)	750,000	762,105
2.70%, 01/22/31 (a)(b)	1,030,000	957,230
3.62%, 04/01/31 (a)(b)	905,000	867,895
5.19%, 04/17/31 (a)(b)	810,000	822,847
4.36%, 10/22/31 (a)(b)	750,000	735,742
4.49%, 01/16/32 (a)(b)	1,195,000	1,176,406
1.79%, 02/13/32 (a)(b)	900,000	780,597
4.71%, 03/12/32 (a)(b)	1,000,000	993,340
7.25%, 04/01/32	345,000	390,499
1.93%, 04/28/32 (a)(b)	845,000	732,514
2.24%, 07/21/32 (a)(b)	1,110,000	972,249
2.51%, 10/20/32 (a)(b)	785,000	693,767
2.94%, 01/21/33 (a)(b)	810,000	728,425
4.89%, 07/20/33 (a)(b)	660,000	657,228
6.34%, 10/18/33 (a)(b)	950,000	1,016,975
5.25%, 04/21/34 (a)(b)	1,005,000	1,009,372
5.42%, 07/21/34 (a)(b)	780,000	791,606
6.63%, 11/01/34 (a)(b)	650,000	707,349
5.47%, 01/18/35 (a)(b)	780,000	793,081
5.83%, 04/19/35 (a)(b)	950,000	986,451
5.32%, 07/19/35 (a)(b)	1,025,000	1,027,614
5.59%, 01/18/36 (a)(b)	900,000	918,378
5.66%, 04/17/36 (a)(b)	900,000	921,699
2.48%, 09/16/36 (a)(b)	930,000	800,302
4.89%, 10/22/36 (a)(b)	1,000,000	967,090
5.07%, 01/30/37 (a)(b)	1,250,000	1,224,850
5.30%, 04/20/37 (a)(b)	815,000	813,158
5.95%, 01/19/38 (a)(b)	410,000	420,496
3.97%, 07/22/38 (a)(b)	810,000	707,260
5.94%, 02/07/39 (a)(b)	450,000	460,174
4.46%, 04/22/39 (a)(b)	465,000	426,730
5.31%, 01/18/41 (a)(b)	470,000	453,602
3.22%, 04/22/42 (a)(b)	790,000	595,715
6.38%, 07/24/42	650,000	696,839
4.30%, 01/27/45	770,000	636,266
4.38%, 01/22/47	720,000	592,704
5.90%, 03/13/47 (a)(b)	750,000	747,367
5.60%, 03/24/51 (a)(b)	660,000	640,497
2.80%, 01/25/52 (a)(b)	670,000	409,156
5.52%, 11/19/55 (a)(b)	980,000	929,020
Morgan Stanley Bank NA
5.50%, 05/26/28 (a)(b)	770,000	778,986
4.97%, 07/14/28 (a)(b)	465,000	467,967
5.02%, 01/12/29 (a)(b)	640,000	647,078
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	630,000	630,296
4.20%, 11/17/28 (a)(b)	765,000	762,506
4.21%, 02/08/30 (a)(b)	950,000	940,357
4.73%, 07/18/31 (a)(b)	890,000	887,757
4.47%, 11/19/31 (a)(b)	920,000	906,531
National Australia Bank Ltd.
3.91%, 06/09/27	555,000	553,679
4.50%, 10/26/27	250,000	251,465

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.94%, 01/12/28	380,000	385,495
4.31%, 06/13/28	255,000	255,752
4.90%, 06/13/28	480,000	487,502
3.85%, 12/13/28	250,000	248,028
4.79%, 01/10/29	355,000	361,166
4.90%, 01/14/30	250,000	255,168
4.53%, 06/13/30	250,000	251,810
National Bank of Canada
5.60%, 12/18/28	300,000	309,192
4.17%, 01/20/29 (a)(b)	390,000	387,898
4.50%, 10/10/29	310,000	310,400
NatWest Group PLC
3.07%, 05/22/28 (a)(b)	410,000	403,506
5.52%, 09/30/28 (a)(b)	410,000	416,158
4.89%, 05/18/29 (a)(b)	535,000	538,815
5.81%, 09/13/29 (a)(b)	445,000	458,168
5.08%, 01/27/30 (a)(b)	635,000	642,156
4.45%, 05/08/30 (a)(b)	475,000	472,207
4.96%, 08/15/30 (a)(b)	250,000	252,450
5.12%, 05/23/31 (a)(b)	250,000	252,598
6.02%, 03/02/34 (a)(b)	335,000	352,856
6.48%, 06/01/34 (a)(b)	300,000	311,289
5.78%, 03/01/35 (a)(b)	425,000	439,399
3.03%, 11/28/35 (a)(b)	370,000	337,181
Northern Trust Corp.
4.00%, 05/10/27 (a)	310,000	309,743
3.65%, 08/03/28 (a)	210,000	208,421
3.15%, 05/03/29 (a)	165,000	159,875
1.95%, 05/01/30 (a)	360,000	327,888
4.15%, 11/19/30	150,000	148,889
3.38%, 05/08/32 (a)(b)	165,000	162,758
6.13%, 11/02/32 (a)	320,000	342,320
5.12%, 11/19/40 (a)(b)	230,000	224,360
Old National Bancorp
5.77%, 02/15/36 (a)(b)	140,000	139,544
Pinnacle Bank/Nashville TN
5.63%, 02/15/28 (a)	250,000	252,910
5.96%, 01/15/36 (a)(b)	250,000	248,035
PNC Bank NA
3.10%, 10/25/27 (a)	395,000	388,648
3.25%, 01/22/28 (a)	300,000	295,608
4.43%, 07/21/28 (a)(b)	290,000	289,974
4.05%, 07/26/28	400,000	396,464
2.70%, 10/22/29	370,000	348,018
PNC Financial Services Group, Inc.
3.15%, 05/19/27 (a)	230,000	227,304
5.35%, 12/02/28 (a)(b)	380,000	386,110
4.08%, 01/26/29 (a)(b)	380,000	378,054
3.45%, 04/23/29 (a)	450,000	439,974
5.58%, 06/12/29 (a)(b)	680,000	697,034
2.55%, 01/22/30 (a)	600,000	559,890
5.49%, 05/14/30 (a)(b)	365,000	375,465
5.22%, 01/29/31 (a)(b)	300,000	306,021
4.90%, 05/13/31 (a)(b)	250,000	251,543
2.31%, 04/23/32 (a)(b)	310,000	276,424
4.81%, 10/21/32 (a)(b)	570,000	568,558
4.63%, 06/06/33 (a)(b)	305,000	296,457
6.04%, 10/28/33 (a)(b)	460,000	486,666
5.07%, 01/24/34 (a)(b)	505,000	506,055
5.94%, 08/18/34 (a)(b)	335,000	351,311
6.88%, 10/20/34 (a)(b)	765,000	845,210
5.68%, 01/22/35 (a)(b)	425,000	437,622
5.40%, 07/23/35 (a)(b)	500,000	506,150
5.58%, 01/29/36 (a)(b)	500,000	511,145
5.37%, 07/21/36 (a)(b)	565,000	569,576
5.42%, 01/25/41 (a)(b)	445,000	436,928
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Regions Bank
6.45%, 06/26/37	250,000	263,618
Regions Financial Corp.
1.80%, 08/12/28 (a)	215,000	201,945
5.72%, 06/06/30 (a)(b)	200,000	205,390
5.50%, 09/06/35 (a)(b)	310,000	310,617
7.38%, 12/10/37	150,000	170,160
Royal Bank of Canada
3.63%, 05/04/27	400,000	397,676
4.24%, 08/03/27	375,000	375,071
6.00%, 11/01/27	460,000	472,185
4.90%, 01/12/28	240,000	242,738
5.20%, 08/01/28	325,000	331,419
4.52%, 10/18/28 (a)(b)	280,000	280,328
4.00%, 11/03/28 (a)(b)	225,000	223,531
4.97%, 01/24/29 (a)(b)	600,000	605,892
4.95%, 02/01/29	295,000	300,195
4.50%, 08/06/29 (a)(b)	350,000	350,277
4.97%, 08/02/30 (a)(b)	400,000	405,340
4.65%, 10/18/30 (a)(b)	640,000	641,734
5.15%, 02/04/31 (a)(b)	500,000	508,050
4.97%, 05/02/31 (a)(b)	285,000	288,420
4.70%, 08/06/31 (a)(b)	330,000	329,825
2.30%, 11/03/31	450,000	401,868
4.31%, 11/03/31 (a)(b)	250,000	245,968
3.88%, 05/04/32	405,000	389,229
5.00%, 02/01/33	545,000	550,412
5.00%, 05/02/33	300,000	302,871
5.15%, 02/01/34	445,000	455,409
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	310,000	309,451
6.50%, 03/09/29 (a)(b)	330,000	340,468
5.47%, 03/20/29 (a)(b)	250,000	253,485
6.57%, 06/12/29 (a)(b)	165,000	170,821
6.17%, 01/09/30 (a)(b)	455,000	470,124
5.35%, 09/06/30 (a)(b)	325,000	328,692
5.74%, 03/20/31 (a)(b)	50,000	51,297
7.66%, 11/09/31 (a)(b)	200,000	220,372
6.34%, 05/31/35 (a)(b)(c)	225,000	235,593
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (a)(b)	410,000	404,871
6.53%, 01/10/29 (a)(b)	400,000	412,688
4.32%, 09/22/29 (a)(b)	400,000	396,412
4.86%, 09/11/30 (a)(b)	310,000	310,564
5.69%, 04/15/31 (a)(b)	400,000	411,396
2.90%, 03/15/32 (a)(b)	270,000	245,101
5.14%, 09/22/36 (a)(b)	290,000	280,027
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	175,000	175,303
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	170,000	177,625
State Street Bank & Trust Co.
4.78%, 11/23/29	370,000	375,639
State Street Corp.
4.33%, 10/22/27 (a)	425,000	426,466
4.54%, 02/28/28 (a)	545,000	549,038
5.82%, 11/04/28 (a)(b)	185,000	189,157
4.53%, 02/20/29 (a)(b)	325,000	326,905
5.68%, 11/21/29 (a)(b)	305,000	315,638
4.14%, 12/03/29 (a)(b)	210,000	209,204
2.40%, 01/24/30	305,000	285,831
4.73%, 02/28/30 (a)	50,000	50,625
4.83%, 04/24/30 (a)	305,000	309,956
2.20%, 03/03/31	330,000	295,373
3.15%, 03/30/31 (a)(b)	115,000	109,615
2.62%, 02/07/33 (a)(b)	195,000	173,827
4.42%, 05/13/33 (a)(b)	210,000	206,226

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.16%, 08/04/33 (a)(b)	250,000	241,453
4.82%, 01/26/34 (a)(b)	415,000	413,440
5.16%, 05/18/34 (a)(b)	240,000	243,331
3.03%, 11/01/34 (a)(b)	325,000	306,443
6.12%, 11/21/34 (a)(b)	150,000	158,703
5.15%, 02/28/36 (a)(b)	335,000	336,313
4.78%, 10/23/36 (a)(b)	220,000	214,027
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27	600,000	593,694
5.52%, 01/13/28	550,000	560,972
3.54%, 01/17/28	375,000	369,840
5.80%, 07/13/28	300,000	309,141
5.72%, 09/14/28	395,000	406,313
1.90%, 09/17/28	430,000	404,501
4.31%, 10/16/28	250,000	249,263
4.11%, 01/15/29	250,000	247,600
5.32%, 07/09/29	450,000	459,963
3.04%, 07/16/29	840,000	800,058
2.72%, 09/27/29	330,000	310,289
5.71%, 01/13/30	535,000	554,570
2.75%, 01/15/30	520,000	485,794
5.24%, 04/15/30	200,000	204,278
2.13%, 07/08/30	510,000	459,082
2.14%, 09/23/30	300,000	268,446
4.66%, 07/08/31 (a)(b)	200,000	198,996
5.42%, 07/09/31	340,000	348,765
2.22%, 09/17/31	385,000	336,948
4.49%, 01/15/32 (a)(b)	475,000	467,951
5.77%, 01/13/33	600,000	625,218
4.95%, 07/08/33 (a)(b)	290,000	289,234
5.81%, 09/14/33	455,000	475,907
5.56%, 07/09/34	425,000	436,211
5.63%, 01/15/35	320,000	330,371
5.25%, 07/08/36 (a)(b)	270,000	270,764
5.05%, 01/15/37 (a)(b)	380,000	373,650
2.30%, 01/12/41	230,000	156,669
5.33%, 03/03/41 (a)(b)	400,000	386,972
2.93%, 09/17/41	360,000	256,568
3.05%, 01/14/42	180,000	134,014
6.18%, 07/13/43	305,000	321,427
5.84%, 07/09/44	200,000	198,578
5.80%, 07/08/46 (a)(b)	360,000	350,327
5.57%, 01/15/47 (a)(b)	320,000	309,542
Synchrony Financial
3.95%, 12/01/27 (a)	410,000	405,375
5.15%, 03/19/29 (a)	330,000	331,040
5.02%, 07/29/29 (a)(b)	150,000	149,837
5.94%, 08/02/30 (a)(b)	165,000	167,927
5.45%, 03/06/31 (a)(b)	265,000	264,897
2.88%, 10/28/31 (a)	395,000	344,819
6.00%, 07/29/36 (a)(b)	170,000	167,861
Toronto-Dominion Bank
4.98%, 04/05/27	200,000	201,520
4.11%, 06/08/27	75,000	74,856
4.69%, 09/15/27	575,000	578,289
5.16%, 01/10/28	450,000	455,908
3.91%, 01/13/28	310,000	307,889
4.86%, 01/31/28	205,000	206,710
4.57%, 06/02/28	250,000	250,938
5.52%, 07/17/28	425,000	435,616
4.11%, 10/13/28	300,000	298,362
4.99%, 04/05/29	460,000	467,286
4.78%, 12/17/29	250,000	253,095
4.81%, 06/03/30	410,000	413,739
4.41%, 01/13/31	280,000	277,883
2.00%, 09/10/31	325,000	286,887
2.45%, 01/12/32	425,000	376,193
5.30%, 01/30/32	210,000	216,084
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 03/10/32	510,000	469,562
4.46%, 06/08/32	710,000	699,740
5.15%, 09/10/34 (a)(b)	410,000	411,173
4.93%, 10/15/35	435,000	427,857
Truist Bank
4.42%, 07/24/28 (a)(b)	450,000	450,108
4.14%, 01/27/29 (a)(b)	390,000	388,202
4.14%, 10/23/29 (a)(b)	385,000	381,454
2.25%, 03/11/30 (a)	585,000	532,122
Truist Financial Corp.
1.13%, 08/03/27 (a)	300,000	287,733
4.12%, 06/06/28 (a)(b)	300,000	298,866
4.87%, 01/26/29 (a)(b)	400,000	402,848
3.88%, 03/19/29 (a)	205,000	201,790
1.89%, 06/07/29 (a)(b)	375,000	355,013
7.16%, 10/30/29 (a)(b)	470,000	499,652
5.44%, 01/24/30 (a)(b)	450,000	460,525
1.95%, 06/05/30 (a)	300,000	271,209
5.07%, 05/20/31 (a)(b)	350,000	354,092
4.60%, 01/27/32 (a)(b)	390,000	385,932
5.15%, 08/05/32 (a)(b)	300,000	304,266
4.92%, 07/28/33 (a)(b)	375,000	367,778
6.12%, 10/28/33 (a)(b)	200,000	211,798
5.12%, 01/26/34 (a)(b)	450,000	448,636
5.87%, 06/08/34 (a)(b)	575,000	598,926
5.71%, 01/24/35 (a)(b)	630,000	649,807
4.96%, 10/23/36 (a)(b)	350,000	339,280
U.S. Bancorp
3.15%, 04/27/27 (a)	400,000	395,572
3.90%, 04/26/28 (a)	445,000	442,192
4.55%, 07/22/28 (a)(b)	610,000	610,769
4.65%, 02/01/29 (a)(b)	400,000	401,692
5.78%, 06/12/29 (a)(b)	550,000	565,818
3.00%, 07/30/29 (a)	335,000	319,935
5.38%, 01/23/30 (a)(b)	465,000	476,020
1.38%, 07/22/30 (a)	560,000	492,442
5.10%, 07/23/30 (a)(b)	505,000	514,039
5.05%, 02/12/31 (a)(b)	320,000	324,774
5.08%, 05/15/31 (a)(b)	270,000	273,902
4.48%, 01/26/32 (a)(b)	590,000	584,259
2.68%, 01/27/33 (a)(b)	250,000	222,655
4.97%, 07/22/33 (a)(b)	420,000	415,939
5.85%, 10/21/33 (a)(b)	440,000	462,889
4.84%, 02/01/34 (a)(b)	630,000	623,517
5.84%, 06/12/34 (a)(b)	555,000	580,047
5.68%, 01/23/35 (a)(b)	590,000	610,001
5.42%, 02/12/36 (a)(b)	390,000	398,623
2.49%, 11/03/36 (a)(b)	455,000	393,297
5.03%, 01/26/37 (a)(b)	310,000	306,131
U.S. Bank NA
4.73%, 05/15/28 (a)(b)	285,000	286,134
UBS AG
5.00%, 07/09/27	250,000	252,478
7.50%, 02/15/28	250,000	264,758
5.65%, 09/11/28	570,000	588,194
4.30%, 03/16/29 (a)(b)	400,000	399,528
4.63%, 02/16/32 (a)(b)	400,000	398,720
4.50%, 06/26/48	310,000	259,396
UBS Americas, Inc.
7.13%, 07/15/32	340,000	380,117
UBS Group AG
4.88%, 05/15/45	620,000	550,101
Wachovia Corp.
5.50%, 08/01/35	280,000	282,713
Webster Financial Corp.
4.10%, 03/25/29 (a)	190,000	186,324
5.78%, 09/11/35 (a)(b)	185,000	187,853

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wells Fargo & Co.
4.30%, 07/22/27	810,000	808,825
5.71%, 04/22/28 (a)(b)	910,000	921,875
3.58%, 05/22/28 (a)(b)	970,000	960,707
2.39%, 06/02/28 (a)(b)	970,000	946,885
4.81%, 07/25/28 (a)(b)	900,000	903,942
4.15%, 01/24/29 (a)	750,000	745,867
4.97%, 04/23/29 (a)(b)	770,000	776,915
5.57%, 07/25/29 (a)(b)	1,370,000	1,401,359
4.08%, 09/15/29 (a)(b)	440,000	435,323
6.30%, 10/23/29 (a)(b)	825,000	859,683
7.95%, 11/15/29	275,000	304,967
4.18%, 01/23/30 (a)(b)	630,000	624,557
5.20%, 01/23/30 (a)(b)	950,000	965,770
2.88%, 10/30/30 (a)(b)	1,085,000	1,024,099
5.24%, 01/24/31 (a)(b)	1,000,000	1,019,440
2.57%, 02/11/31 (a)(b)	860,000	796,222
4.48%, 04/04/31 (a)(b)	850,000	843,803
5.15%, 04/23/31 (a)(b)	1,205,000	1,225,750
3.35%, 03/02/33 (a)(b)	1,250,000	1,147,300
4.90%, 07/25/33 (a)(b)	1,375,000	1,369,252
5.39%, 04/24/34 (a)(b)	1,185,000	1,203,154
5.56%, 07/25/34 (a)(b)	1,330,000	1,363,436
6.49%, 10/23/34 (a)(b)	1,055,000	1,141,499
5.50%, 01/23/35 (a)(b)	1,040,000	1,059,406
5.38%, 02/07/35	235,000	241,604
5.21%, 12/03/35 (a)(b)	860,000	857,437
5.61%, 04/23/36 (a)(b)	1,025,000	1,049,333
4.89%, 09/15/36 (a)(b)	605,000	588,834
4.96%, 01/23/37 (a)(b)	1,090,000	1,062,172
3.07%, 04/30/41 (a)(b)	1,100,000	826,485
5.38%, 11/02/43	550,000	515,284
5.61%, 01/15/44	605,000	578,689
4.65%, 11/04/44	615,000	516,698
3.90%, 05/01/45	625,000	487,869
4.90%, 11/17/45	625,000	537,962
4.40%, 06/14/46	665,000	532,419
4.75%, 12/07/46	525,000	441,173
5.43%, 01/23/47 (a)(b)	695,000	658,700
5.01%, 04/04/51 (a)(b)	1,640,000	1,452,105
4.61%, 04/25/53 (a)(b)	1,060,000	880,065
5.95%, 12/01/86	185,000	191,109
Wells Fargo Bank NA
5.95%, 08/26/36	300,000	312,507
5.85%, 02/01/37	375,000	386,722
6.60%, 01/15/38	310,000	339,317
Western Alliance Bank
6.54%, 11/15/35 (a)(b)	270,000	264,522
Westpac Banking Corp.
4.04%, 08/26/27	325,000	324,847
5.46%, 11/18/27	350,000	357,354
3.40%, 01/25/28	440,000	435,028
5.54%, 11/17/28	350,000	362,051
1.95%, 11/20/28	275,000	259,941
5.05%, 04/16/29	245,000	250,836
2.65%, 01/16/30	270,000	254,556
4.35%, 07/01/30	125,000	125,023
2.15%, 06/03/31	375,000	336,360
5.41%, 08/10/33 (a)(b)	250,000	253,698
6.82%, 11/17/33	280,000	306,373
4.11%, 07/24/34 (a)(b)	405,000	395,065
2.67%, 11/15/35 (a)(b)	480,000	431,194
5.62%, 11/20/35 (a)(b)	470,000	475,819
3.02%, 11/18/36 (a)(b)	350,000	313,142
4.42%, 07/24/39	330,000	296,013
2.96%, 11/16/40	255,000	188,963
3.13%, 11/18/41	475,000	348,793
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wintrust Financial Corp.
4.85%, 06/06/29	210,000	205,886
Zions Bancorp NA
3.25%, 10/29/29 (a)	375,000	347,715
		512,866,122
Brokerage/Asset Managers/Exchanges 0.4%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	195,000	183,286
5.50%, 08/20/34 (a)	140,000	139,297
5.50%, 02/15/36 (a)	130,000	128,111
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	175,000	181,022
5.15%, 05/15/33 (a)	345,000	351,614
5.20%, 04/15/35 (a)	200,000	199,798
Apollo Global Management, Inc.
4.60%, 01/15/31 (a)	150,000	149,058
6.38%, 11/15/33 (a)	185,000	196,394
5.15%, 08/12/35 (a)	225,000	218,263
5.80%, 05/21/54 (a)	260,000	242,372
6.00%, 12/15/54 (a)(b)	170,000	159,219
ARES Management Corp.
6.38%, 11/10/28 (a)	365,000	379,994
5.60%, 10/11/54 (a)	100,000	88,517
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	79,092
6.60%, 06/10/29 (a)	170,000	175,301
6.15%, 04/02/30 (a)	200,000	203,598
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	225,000	226,692
5.00%, 03/14/34 (a)	305,000	309,673
4.90%, 01/08/35 (a)	175,000	176,251
5.25%, 03/14/54 (a)	480,000	447,974
5.35%, 01/08/55 (a)	395,000	374,954
BlackRock, Inc.
3.25%, 04/30/29 (a)	400,000	389,596
2.40%, 04/30/30 (a)	430,000	400,235
1.90%, 01/28/31 (a)	510,000	455,114
2.10%, 02/25/32 (a)	280,000	244,992
4.75%, 05/25/33 (a)	375,000	377,831
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30 (a)	200,000	197,168
5.00%, 12/06/34 (a)	225,000	220,792
4.95%, 02/15/36 (a)	150,000	145,175
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	175,000	151,114
4.38%, 02/15/32 (a)	150,000	134,613
6.25%, 04/18/34 (a)	305,000	294,813
4.13%, 10/07/51 (a)(c)	170,000	112,601
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	180,000	178,468
5.80%, 04/24/35 (a)	225,000	229,198
5.30%, 01/15/36 (a)	120,000	117,234
6.08%, 09/15/55 (a)	230,000	228,102
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	195,000	204,060
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	180,000	155,756
Brookfield Finance LLC/Brookfield Finance, Inc.
3.45%, 04/15/50 (a)	205,000	135,204
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	345,000	341,215
4.85%, 03/29/29 (a)	340,000	341,931
4.35%, 04/15/30 (a)	250,000	246,385
2.72%, 04/15/31 (a)	150,000	136,358

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.35%, 01/05/34 (a)	200,000	212,320
5.68%, 01/15/35 (a)	200,000	202,024
5.33%, 01/15/36 (a)	255,000	249,811
4.70%, 09/20/47 (a)	290,000	241,932
3.50%, 03/30/51 (a)	255,000	170,666
3.63%, 02/15/52 (a)	175,000	119,177
5.97%, 03/04/54 (a)	330,000	320,192
5.81%, 03/03/55 (a)	145,000	137,583
Carlyle Group, Inc.
5.05%, 09/19/35 (a)	230,000	222,576
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	160,000	140,627
3.00%, 03/16/32 (a)	100,000	91,662
Charles Schwab Corp.
3.30%, 04/01/27 (a)(d)	220,000	218,049
3.20%, 01/25/28 (a)(d)	190,000	187,068
2.00%, 03/20/28 (a)(d)	335,000	321,580
4.00%, 02/01/29 (a)(d)	150,000	149,485
5.64%, 05/19/29 (a)(b)(d)	325,000	334,006
3.25%, 05/22/29 (a)(d)	175,000	170,249
2.75%, 10/01/29 (a)(d)	145,000	137,569
6.20%, 11/17/29 (a)(b)(d)	350,000	365,939
4.63%, 03/22/30 (a)(d)	150,000	152,105
1.65%, 03/11/31 (a)(d)	220,000	191,860
2.30%, 05/13/31 (a)(d)	220,000	198,237
4.34%, 11/14/31 (a)(b)(d)	310,000	306,767
1.95%, 12/01/31 (a)(d)	225,000	196,301
2.90%, 03/03/32 (a)(d)	265,000	240,424
5.85%, 05/19/34 (a)(b)(d)	385,000	404,793
6.14%, 08/24/34 (a)(b)(d)	420,000	447,497
4.91%, 11/14/36 (a)(b)(d)	250,000	243,227
CME Group, Inc.
3.75%, 06/15/28 (a)	170,000	168,795
4.40%, 03/15/30 (a)	125,000	125,458
2.65%, 03/15/32 (a)	225,000	203,998
5.30%, 09/15/43 (a)	250,000	246,412
4.15%, 06/15/48 (a)	415,000	341,039
Eaton Vance Corp.
3.50%, 04/06/27 (a)	113,000	112,131
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	250,000	220,537
2.95%, 08/12/51 (a)	155,000	96,365
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	200,000	196,760
4.00%, 09/15/27 (a)	450,000	448,371
3.63%, 09/01/28 (a)	290,000	285,763
3.95%, 12/01/28 (a)	210,000	208,213
4.35%, 06/15/29 (a)	380,000	379,483
2.10%, 06/15/30 (a)	380,000	345,656
4.20%, 03/15/31 (a)	225,000	221,956
5.25%, 06/15/31 (a)	445,000	459,155
1.85%, 09/15/32 (a)	450,000	379,746
4.60%, 03/15/33 (a)	470,000	465,869
2.65%, 09/15/40 (a)	385,000	279,425
4.25%, 09/21/48 (a)	375,000	301,699
3.00%, 06/15/50 (a)	390,000	249,881
4.95%, 06/15/52 (a)	460,000	408,393
3.00%, 09/15/60 (a)	580,000	336,209
5.20%, 06/15/62 (a)	335,000	298,750
Invesco Finance PLC
5.38%, 11/30/43	230,000	218,498
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	170,000	169,595
Jefferies Financial Group, Inc.
6.45%, 06/08/27	200,000	203,978
5.88%, 07/21/28 (a)	165,000	168,585
4.15%, 01/23/30	330,000	318,902
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.63%, 10/15/31 (a)	360,000	313,646
2.75%, 10/15/32 (a)	340,000	288,062
6.20%, 04/14/34 (a)	450,000	458,923
6.25%, 01/15/36	170,000	172,547
5.50%, 02/15/36 (a)	470,000	450,984
6.50%, 01/20/43	115,000	112,099
KKR & Co., Inc.
5.10%, 08/07/35 (a)(c)	260,000	251,685
Lazard Group LLC
4.50%, 09/19/28 (a)	235,000	234,008
4.38%, 03/11/29 (a)	160,000	158,334
Legg Mason, Inc.
5.63%, 01/15/44	176,000	170,470
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	170,000	171,720
4.90%, 04/03/28 (a)	265,000	266,110
6.75%, 11/17/28 (a)	235,000	246,311
5.20%, 03/15/30 (a)	225,000	226,908
5.15%, 06/15/30 (a)	170,000	170,875
6.00%, 05/20/34 (a)	150,000	153,402
5.65%, 03/15/35 (a)	310,000	307,765
Marex Group PLC
6.40%, 11/04/29 (a)	260,000	267,977
Nasdaq, Inc.
5.35%, 06/28/28 (a)	250,000	255,260
1.65%, 01/15/31 (a)	250,000	219,700
5.55%, 02/15/34 (a)	380,000	391,533
2.50%, 12/21/40 (a)	200,000	139,224
3.25%, 04/28/50 (a)	175,000	116,617
3.95%, 03/07/52 (a)	110,000	81,115
5.95%, 08/15/53 (a)	225,000	225,430
6.10%, 06/28/63 (a)	240,000	240,497
Nomura Holdings, Inc.
5.39%, 07/06/27	425,000	429,322
5.84%, 01/18/28	200,000	204,370
6.07%, 07/12/28	200,000	206,198
2.17%, 07/14/28	300,000	284,277
5.61%, 07/06/29	200,000	205,614
3.10%, 01/16/30	650,000	612,971
4.90%, 07/01/30	200,000	199,942
2.68%, 07/16/30	400,000	366,112
2.61%, 07/14/31	400,000	356,760
3.00%, 01/22/32	310,000	278,746
6.18%, 01/18/33	240,000	253,622
6.09%, 07/12/33	200,000	210,350
5.78%, 07/03/34	345,000	354,605
5.04%, 06/10/36 (a)(b)	220,000	213,673
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	225,000	227,185
4.90%, 09/11/35 (a)	190,000	185,328
4.95%, 07/15/46	235,000	208,316
3.75%, 04/01/51 (a)	435,000	311,899
5.65%, 09/11/55 (a)	250,000	237,955
Stifel Financial Corp.
4.00%, 05/15/30 (a)	125,000	121,541
TPG Operating Group II LP
4.88%, 05/15/31 (a)	150,000	147,137
5.88%, 03/05/34 (a)	210,000	213,238
5.38%, 01/15/36 (a)	150,000	145,104
		36,347,250
Finance Companies 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/27 (a)	175,000	178,344
3.65%, 07/21/27 (a)	480,000	475,066
4.63%, 10/15/27 (a)	225,000	225,448

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 01/23/28 (a)	320,000	316,934
4.88%, 04/01/28 (a)	250,000	251,975
5.75%, 06/06/28 (a)	190,000	194,720
3.00%, 10/29/28 (a)	1,050,000	1,011,307
5.10%, 01/19/29 (a)	230,000	233,158
4.13%, 02/28/29 (a)	280,000	276,444
4.63%, 09/10/29 (a)	350,000	349,419
6.15%, 09/30/30 (a)	310,000	326,101
4.38%, 11/15/30 (a)	280,000	275,226
5.38%, 12/15/31 (a)	300,000	304,905
3.30%, 01/30/32 (a)	1,255,000	1,141,548
4.75%, 01/15/33 (a)	260,000	252,780
3.40%, 10/29/33 (a)	475,000	420,380
5.30%, 01/19/34 (a)	150,000	149,500
4.95%, 09/10/34 (a)	300,000	292,278
5.00%, 11/15/35 (a)	255,000	246,988
3.85%, 10/29/41 (a)	460,000	367,683
6.95%, 03/10/55 (a)(b)	200,000	204,958
6.50%, 01/31/56 (a)(b)	380,000	380,521
Air Lease Corp.
3.63%, 04/01/27 (a)	150,000	148,683
3.63%, 12/01/27 (a)	209,000	205,949
5.85%, 12/15/27 (a)	200,000	204,134
5.30%, 02/01/28 (a)	125,000	126,433
2.10%, 09/01/28 (a)	200,000	188,162
4.63%, 10/01/28 (a)	200,000	199,128
3.25%, 10/01/29 (a)	250,000	237,392
3.00%, 02/01/30 (a)	300,000	279,069
3.13%, 12/01/30 (a)	265,000	244,057
5.20%, 07/15/31 (a)	180,000	180,405
2.88%, 01/15/32 (a)	300,000	265,983
Apollo Debt Solutions BDC
5.20%, 12/08/28 (a)(e)	120,000	118,571
6.90%, 04/13/29 (a)	355,000	363,346
5.88%, 08/30/30 (a)	120,000	118,186
5.70%, 01/23/31 (a)(e)	230,000	224,977
6.70%, 07/29/31 (a)	350,000	354,721
6.55%, 03/15/32 (a)	150,000	150,703
ARES Capital Corp.
2.88%, 06/15/27 (a)	160,000	155,933
2.88%, 06/15/28 (a)	350,000	331,296
5.88%, 03/01/29 (a)	315,000	317,366
5.95%, 07/15/29 (a)	260,000	261,563
5.50%, 09/01/30 (a)	300,000	294,780
5.10%, 01/15/31 (a)	190,000	182,803
5.25%, 04/12/31 (a)	230,000	222,573
3.20%, 11/15/31 (a)	305,000	264,487
5.80%, 03/08/32 (a)(c)	250,000	246,740
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	325,000	324,805
5.45%, 09/09/28 (a)(e)	170,000	168,295
4.85%, 01/15/29 (a)(e)	180,000	174,605
6.35%, 08/15/29 (a)	225,000	226,217
5.60%, 02/15/30 (a)	235,000	228,944
5.80%, 09/09/30 (a)(e)	205,000	199,649
5.15%, 01/15/31 (a)(e)	175,000	165,293
5.55%, 04/15/31 (a)(e)	220,000	211,011
6.20%, 03/21/32 (a)	200,000	196,268
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)	145,000	140,431
5.95%, 03/01/31 (a)	110,000	105,417
Barings BDC, Inc.
5.20%, 09/15/28 (a)	155,000	151,601
7.00%, 02/15/29 (a)(c)	85,000	85,741
Barings Private Credit Corp.
5.75%, 02/06/29 (a)(e)	125,000	122,271
6.15%, 06/11/30 (a)(e)	110,000	106,641
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Blackstone Private Credit Fund
4.95%, 09/26/27 (a)	245,000	242,310
7.30%, 11/27/28 (a)	225,000	230,245
4.00%, 01/15/29 (a)	250,000	235,205
5.60%, 11/22/29 (a)	300,000	291,954
5.25%, 04/01/30 (a)	150,000	143,189
5.05%, 09/10/30 (a)	150,000	141,633
6.25%, 01/25/31 (a)	100,000	98,862
5.35%, 03/12/31 (a)	220,000	209,147
6.00%, 01/29/32 (a)	350,000	339,717
6.00%, 11/22/34 (a)	200,000	187,334
Blackstone Secured Lending Fund
5.88%, 11/15/27 (a)	115,000	115,514
5.35%, 04/13/28 (a)	290,000	288,303
2.85%, 09/30/28 (a)	245,000	228,056
5.30%, 06/30/30 (a)	250,000	242,005
Blue Owl Capital Corp.
3.13%, 04/13/27 (a)	220,000	213,992
2.88%, 06/11/28 (a)	250,000	232,522
5.95%, 03/15/29 (a)	300,000	296,631
6.20%, 07/15/30 (a)	100,000	98,710
Blue Owl Credit Income Corp.
7.75%, 09/16/27 (a)	150,000	152,358
7.95%, 06/13/28 (a)	200,000	205,284
7.75%, 01/15/29 (a)	150,000	153,522
6.60%, 09/15/29 (a)	250,000	249,500
5.80%, 03/15/30 (a)	465,000	449,334
6.65%, 03/15/31 (a)	250,000	246,837
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (a)	210,000	207,793
6.75%, 04/04/29 (a)(c)	235,000	231,346
6.13%, 01/23/31 (a)	120,000	113,136
Capital Southwest Corp.
5.95%, 09/18/30 (a)	175,000	172,058
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	150,000	148,984
5.75%, 02/15/31 (a)	100,000	94,439
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	120,000	120,764
6.00%, 10/02/30 (a)(e)	50,000	47,646
GATX Corp.
3.50%, 03/15/28 (a)	150,000	147,333
4.55%, 11/07/28 (a)	105,000	105,437
4.70%, 04/01/29 (a)	255,000	255,676
4.00%, 06/30/30 (a)	200,000	194,894
1.90%, 06/01/31 (a)	125,000	108,750
3.50%, 06/01/32 (a)	200,000	184,264
5.45%, 09/15/33 (a)	140,000	142,339
6.05%, 03/15/34 (a)	245,000	257,755
6.90%, 05/01/34 (a)	150,000	164,691
5.20%, 03/15/44 (a)	100,000	92,143
3.10%, 06/01/51 (a)	295,000	185,764
6.05%, 06/05/54 (a)	205,000	203,954
Goldman Sachs BDC, Inc.
5.10%, 01/28/29 (a)	120,000	116,695
5.65%, 09/09/30 (a)	180,000	173,315
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28 (e)	200,000	197,324
5.88%, 05/06/28 (a)(c)(e)	100,000	99,849
5.38%, 01/31/29 (a)(e)	325,000	319,624
6.25%, 05/06/30 (a)(e)	150,000	148,375
5.88%, 01/31/31 (a)(e)	150,000	145,676
Golub Capital BDC, Inc.
7.05%, 12/05/28 (a)	100,000	102,576
6.00%, 07/15/29 (a)	200,000	199,478

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(e)	200,000	197,438
5.80%, 09/12/29 (a)	200,000	197,046
5.88%, 05/01/30 (a)	150,000	147,257
5.60%, 04/15/31 (a)(e)	150,000	143,228
Hercules Capital, Inc.
5.35%, 02/10/29 (a)	75,000	73,537
6.00%, 06/16/30 (a)	100,000	98,308
HPS Corporate Lending Fund
5.45%, 01/14/28 (a)	200,000	198,694
4.90%, 09/11/28 (a)(e)	355,000	346,072
6.75%, 01/30/29 (a)	230,000	233,519
5.15%, 04/02/29 (a)(e)	110,000	107,005
6.25%, 09/30/29 (a)	145,000	144,955
5.45%, 11/15/30 (a)(e)	180,000	172,372
5.65%, 04/02/31 (a)(e)	145,000	139,213
5.95%, 04/14/32 (a)	200,000	193,462
Main Street Capital Corp.
6.50%, 06/04/27 (a)	175,000	176,713
5.40%, 08/15/28 (a)	100,000	99,523
6.95%, 03/01/29 (a)(c)	100,000	102,920
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 (a)	150,000	151,836
6.00%, 05/19/30 (a)	155,000	152,628
MSD Investment Corp.
6.25%, 05/31/30 (a)	150,000	146,987
6.13%, 02/05/31 (a)(e)	120,000	116,390
New Mountain Finance Corp.
6.20%, 10/15/27	85,000	84,782
6.88%, 02/01/29 (a)	75,000	74,828
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(e)	90,000	87,694
5.75%, 02/01/30 (a)	135,000	129,734
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	225,000	223,864
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	60,000	60,445
6.34%, 02/27/30 (a)(c)	100,000	97,583
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	145,000	152,243
6.50%, 07/23/29 (a)	120,000	120,454
6.19%, 07/15/30 (a)	120,000	117,739
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	215,000	218,049
5.75%, 01/15/30 (a)	150,000	147,697
6.13%, 07/15/30 (a)	250,000	249,060
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28 (a)	75,000	76,798
6.13%, 03/01/29 (a)	50,000	50,444
5.63%, 08/15/30 (a)	100,000	98,245
Takeoff Merger Sub, Inc.
4.40%, 03/24/28 (e)	250,000	248,702
4.50%, 03/24/29 (a)(e)	400,000	397,432
4.85%, 03/24/31 (a)(e)	500,000	494,100
5.50%, 03/24/36 (a)(e)	150,000	147,769
		32,961,319
Financial Other 0.0%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	234,000	224,830
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	170,000	173,108
6.38%, 07/01/34 (a)	340,000	342,118
6.75%, 07/15/35 (a)	160,000	164,381
6.00%, 03/15/36 (a)	125,000	121,179
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
J Paul Getty Trust
4.91%, 04/01/35 (a)	150,000	150,808
ORIX Corp.
3.70%, 07/18/27	143,000	141,799
5.00%, 09/13/27	150,000	151,260
4.65%, 09/10/29	200,000	201,536
4.45%, 09/09/30	150,000	148,750
2.25%, 03/09/31	190,000	169,022
5.20%, 09/13/32	200,000	203,616
5.40%, 02/25/35	150,000	151,182
		2,343,589
Insurance 1.1%
ACE Capital Trust II
9.70%, 04/01/30	255,000	299,854
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	285,000	284,863
Aetna, Inc.
6.63%, 06/15/36	265,000	286,327
6.75%, 12/15/37	230,000	248,793
4.50%, 05/15/42 (a)	135,000	112,693
4.75%, 03/15/44 (a)	125,000	105,039
3.88%, 08/15/47 (a)	150,000	109,188
Aflac, Inc.
3.60%, 04/01/30 (a)	250,000	242,702
4.00%, 10/15/46 (a)	150,000	117,873
4.75%, 01/15/49 (a)	205,000	176,571
Alleghany Corp.
3.63%, 05/15/30 (a)	175,000	169,984
4.90%, 09/15/44 (a)	105,000	93,557
3.25%, 08/15/51 (a)	215,000	141,722
Allstate Corp.
5.05%, 06/24/29 (a)	150,000	152,901
1.45%, 12/15/30 (a)	215,000	186,872
5.25%, 03/30/33 (a)	200,000	204,500
5.35%, 06/01/33	104,000	106,960
5.55%, 05/09/35	200,000	206,982
5.95%, 04/01/36	175,000	185,008
4.50%, 06/15/43	120,000	102,444
4.20%, 12/15/46 (a)	201,000	159,719
3.85%, 08/10/49 (a)	250,000	186,157
6.50%, 05/15/67 (a)(b)	155,000	158,553
American Financial Group, Inc.
5.25%, 04/02/30 (a)	100,000	102,531
5.00%, 09/23/35 (a)	175,000	168,193
4.50%, 06/15/47 (a)	170,000	137,641
American International Group, Inc.
4.85%, 05/07/30 (a)	225,000	227,356
3.40%, 06/30/30 (a)	155,000	147,992
5.13%, 03/27/33 (a)	250,000	252,835
3.88%, 01/15/35 (a)	190,000	174,667
5.45%, 05/07/35 (a)	200,000	204,224
4.50%, 07/16/44 (a)	300,000	256,437
4.80%, 07/10/45 (a)	100,000	88,411
4.75%, 04/01/48 (a)	280,000	243,088
5.75%, 04/01/48 (a)(b)	50,000	49,818
4.38%, 06/30/50 (a)	300,000	244,092
American National Group, Inc.
5.00%, 06/15/27 (a)	220,000	219,065
5.75%, 10/01/29 (a)	150,000	151,817
6.00%, 07/15/35 (a)	275,000	267,979
Aon Corp.
4.50%, 12/15/28 (a)	100,000	100,420
3.75%, 05/02/29 (a)	100,000	98,238
2.80%, 05/15/30 (a)	335,000	312,521
6.25%, 09/30/40	100,000	106,863

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	150,000	147,456
2.05%, 08/23/31 (a)	200,000	174,786
2.60%, 12/02/31 (a)	100,000	89,306
5.00%, 09/12/32 (a)	155,000	156,618
5.35%, 02/28/33 (a)	200,000	205,328
2.90%, 08/23/51 (a)	245,000	149,046
3.90%, 02/28/52 (a)	285,000	207,699
Aon Global Ltd.
4.60%, 06/14/44 (a)	180,000	152,851
4.75%, 05/15/45 (a)	230,000	199,035
Aon North America, Inc.
5.15%, 03/01/29 (a)	255,000	260,516
5.30%, 03/01/31 (a)	150,000	153,309
5.45%, 03/01/34 (a)	595,000	608,268
5.75%, 03/01/54 (a)	620,000	597,717
Arch Capital Finance LLC
5.03%, 12/15/46 (a)	150,000	135,915
Arch Capital Group Ltd.
7.35%, 05/01/34	100,000	113,352
3.64%, 06/30/50 (a)	395,000	282,619
Arch Capital Group U.S., Inc.
5.14%, 11/01/43	175,000	161,805
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	225,000	225,738
4.85%, 12/15/29 (a)	50,000	50,562
5.00%, 02/15/32 (a)	200,000	200,632
5.50%, 03/02/33 (a)	255,000	261,944
6.50%, 02/15/34 (a)	125,000	135,185
5.45%, 07/15/34 (a)	205,000	208,485
5.15%, 02/15/35 (a)	500,000	496,420
3.50%, 05/20/51 (a)	310,000	211,990
3.05%, 03/09/52 (a)	240,000	148,234
5.75%, 03/02/53 (a)	190,000	182,282
6.75%, 02/15/54 (a)	200,000	216,490
5.55%, 02/15/55 (a)	475,000	443,541
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	130,000	134,365
Assurant, Inc.
4.90%, 03/27/28 (a)	100,000	100,457
3.70%, 02/22/30 (a)	180,000	172,795
2.65%, 01/15/32 (a)	100,000	87,459
5.55%, 02/15/36 (a)	90,000	90,117
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	155,000	160,583
3.15%, 06/15/31 (a)	100,000	92,709
3.60%, 09/15/51 (a)	215,000	145,441
Athene Holding Ltd.
4.13%, 01/12/28 (a)	415,000	410,128
6.15%, 04/03/30 (a)	125,000	129,564
3.50%, 01/15/31 (a)	200,000	185,840
6.65%, 02/01/33 (a)	125,000	130,150
5.88%, 01/15/34 (a)	200,000	199,378
3.95%, 05/25/51 (a)	150,000	101,679
3.45%, 05/15/52 (a)	145,000	88,554
6.25%, 04/01/54 (a)	305,000	280,649
6.63%, 10/15/54 (a)(b)	225,000	207,837
6.63%, 05/19/55 (a)	230,000	221,837
6.88%, 06/28/55 (a)(b)	150,000	140,252
AXA SA
8.60%, 12/15/30	325,000	375,086
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	125,000	122,771
4.90%, 01/15/40 (a)(b)	170,000	162,886
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	115,000	114,312
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	185,000	169,756
1.45%, 10/15/30 (a)	345,000	306,646
2.88%, 03/15/32 (a)	450,000	416,781
5.75%, 01/15/40	250,000	267,892
4.40%, 05/15/42	190,000	170,061
4.30%, 05/15/43	115,000	100,902
4.20%, 08/15/48 (a)	655,000	533,753
4.25%, 01/15/49 (a)	600,000	492,960
2.85%, 10/15/50 (a)	540,000	340,243
2.50%, 01/15/51 (a)	335,000	195,647
3.85%, 03/15/52 (a)	840,000	633,730
Berkshire Hathaway, Inc.
4.50%, 02/11/43	50,000	45,595
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	250,000	245,222
5.63%, 05/15/30 (a)(c)	200,000	199,248
4.70%, 06/22/47 (a)	305,000	207,620
3.85%, 12/22/51 (a)	220,000	123,600
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	150,000	150,519
4.50%, 03/15/29 (a)	115,000	114,517
4.90%, 06/23/30 (a)	230,000	229,867
2.38%, 03/15/31 (a)	200,000	176,304
4.20%, 03/17/32 (a)	185,000	175,045
5.25%, 06/23/32 (a)	150,000	150,026
5.65%, 06/11/34 (a)	100,000	101,049
5.55%, 06/23/35 (a)	340,000	339,765
4.95%, 03/17/52 (a)	200,000	167,328
6.25%, 06/23/55 (a)	300,000	299,754
Centene Corp.
4.25%, 12/15/27 (a)	464,000	456,785
2.45%, 07/15/28 (a)	675,000	628,695
4.63%, 12/15/29 (a)	1,030,000	978,325
3.38%, 02/15/30 (a)	630,000	569,715
3.00%, 10/15/30 (a)	735,000	644,220
2.50%, 03/01/31 (a)	705,000	591,333
2.63%, 08/01/31 (a)	400,000	334,840
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	200,000	202,146
1.38%, 09/15/30 (a)	350,000	306,012
5.00%, 03/15/34 (a)	330,000	332,168
4.90%, 08/15/35 (a)	370,000	365,083
6.70%, 05/15/36	20,000	22,500
6.00%, 05/11/37	300,000	320,148
6.50%, 05/15/38	120,000	133,398
4.15%, 03/13/43	150,000	126,342
4.35%, 11/03/45 (a)	405,000	341,293
2.85%, 12/15/51 (a)	440,000	273,544
3.05%, 12/15/61 (a)	360,000	216,241
Cincinnati Financial Corp.
6.92%, 05/15/28	165,000	173,535
6.13%, 11/01/34	160,000	168,427
CNA Financial Corp.
3.45%, 08/15/27 (a)	220,000	217,008
3.90%, 05/01/29 (a)	180,000	176,405
2.05%, 08/15/30 (a)	160,000	142,472
5.50%, 06/15/33 (a)	215,000	218,337
5.20%, 08/15/35 (a)	150,000	146,984
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	230,000	230,458
6.45%, 06/15/34 (a)	150,000	154,884
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	400,000	396,456
3.85%, 04/05/29 (a)	400,000	390,756
3.90%, 04/05/32 (a)	520,000	488,545
5.75%, 01/15/34 (a)	220,000	225,841

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.35%, 04/05/42 (a)	150,000	123,596
4.40%, 04/05/52 (a)	350,000	272,125
6.88%, 12/15/52 (a)(b)	360,000	364,230
6.38%, 09/15/54 (a)(b)	315,000	309,204
Elevance Health, Inc.
3.65%, 12/01/27 (a)	545,000	538,956
4.10%, 03/01/28 (a)	350,000	347,886
4.00%, 09/15/28 (a)	240,000	237,955
5.15%, 06/15/29 (a)	200,000	203,808
2.88%, 09/15/29 (a)	210,000	199,027
4.75%, 02/15/30 (a)	225,000	226,595
2.25%, 05/15/30 (a)	375,000	341,764
2.55%, 03/15/31 (a)	355,000	320,416
4.95%, 11/01/31 (a)	200,000	201,318
4.10%, 05/15/32 (a)	100,000	95,989
4.60%, 09/15/32 (a)	220,000	216,645
5.50%, 10/15/32 (a)	200,000	206,270
4.75%, 02/15/33 (a)	330,000	325,245
5.38%, 06/15/34 (a)	320,000	324,691
5.95%, 12/15/34	280,000	293,112
5.20%, 02/15/35 (a)	400,000	400,040
5.00%, 01/15/36 (a)	315,000	308,757
5.85%, 01/15/36	100,000	103,482
6.38%, 06/15/37	65,000	69,653
4.63%, 05/15/42	305,000	267,332
4.65%, 01/15/43	305,000	264,127
5.10%, 01/15/44	240,000	218,366
4.65%, 08/15/44 (a)	265,000	227,222
4.38%, 12/01/47 (a)	410,000	330,357
4.55%, 03/01/48 (a)	250,000	207,225
3.70%, 09/15/49 (a)	285,000	203,413
3.13%, 05/15/50 (a)	300,000	192,741
3.60%, 03/15/51 (a)	365,000	253,631
4.55%, 05/15/52 (a)	310,000	250,554
6.10%, 10/15/52 (a)	215,000	216,311
5.13%, 02/15/53 (a)	310,000	272,859
5.65%, 06/15/54 (a)	320,000	302,259
5.70%, 02/15/55 (a)	400,000	378,948
5.70%, 09/15/55 (a)	150,000	143,475
5.85%, 11/01/64 (a)	240,000	229,668
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	255,000	262,553
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	149,537
3.10%, 09/01/31 (a)	185,000	163,562
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	300,000	299,232
5.59%, 01/11/33 (a)	150,000	153,236
5.00%, 04/20/48 (a)	450,000	389,817
6.70%, 03/28/55 (a)(b)	150,000	151,194
Essent Group Ltd.
6.25%, 07/01/29 (a)	150,000	155,214
Everest Reinsurance Holdings, Inc.
4.87%, 06/01/44	160,000	135,619
3.50%, 10/15/50 (a)	290,000	192,696
3.13%, 10/15/52 (a)	345,000	208,815
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	175,000	178,500
6.50%, 06/04/29 (a)	150,000	150,765
6.25%, 10/04/34 (a)	230,000	218,348
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	265,000	266,563
4.63%, 04/29/30 (a)	300,000	298,890
5.63%, 08/16/32 (a)	225,000	231,016
6.00%, 12/07/33 (a)	200,000	209,146
5.75%, 05/20/35 (a)	190,000	194,987
6.35%, 03/22/54 (a)	250,000	252,322
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.10%, 03/15/55 (a)	255,000	249,908
6.50%, 05/20/55 (a)	130,000	133,706
Fidelity National Financial, Inc.
3.40%, 06/15/30 (a)	200,000	188,260
2.45%, 03/15/31 (a)	200,000	176,616
3.20%, 09/17/51 (a)	245,000	150,077
First American Financial Corp.
4.00%, 05/15/30 (a)	175,000	167,267
2.40%, 08/15/31 (a)	200,000	172,470
5.45%, 09/30/34 (a)	190,000	186,669
Globe Life, Inc.
4.55%, 09/15/28 (a)	190,000	189,808
2.15%, 08/15/30 (a)	150,000	134,846
4.80%, 06/15/32 (a)	150,000	148,521
5.85%, 09/15/34 (a)	170,000	175,481
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	165,000	149,883
5.50%, 09/01/35 (a)	200,000	198,960
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	165,000	156,385
5.95%, 10/15/36	170,000	179,789
6.10%, 10/01/41	150,000	157,998
4.30%, 04/15/43	50,000	42,106
4.40%, 03/15/48 (a)	150,000	124,400
3.60%, 08/19/49 (a)	390,000	280,519
2.90%, 09/15/51 (a)	175,000	108,969
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	140,000	147,846
4.70%, 10/01/30 (a)	115,000	113,462
Humana, Inc.
5.75%, 03/01/28 (a)	150,000	152,987
5.75%, 12/01/28 (a)	130,000	133,342
3.70%, 03/23/29 (a)	275,000	267,402
3.13%, 08/15/29 (a)	145,000	138,069
4.88%, 04/01/30 (a)	165,000	164,607
5.38%, 04/15/31 (a)	550,000	555,896
2.15%, 02/03/32 (a)(c)	305,000	261,211
5.88%, 03/01/33 (a)	250,000	255,410
5.95%, 03/15/34 (a)	250,000	255,160
5.55%, 05/01/35 (a)	220,000	217,776
4.63%, 12/01/42 (a)	125,000	102,954
4.95%, 10/01/44 (a)	250,000	209,667
4.80%, 03/15/47 (a)	150,000	120,144
3.95%, 08/15/49 (a)	150,000	104,687
5.50%, 03/15/53 (a)	225,000	195,489
5.75%, 04/15/54 (a)	300,000	270,342
6.00%, 05/01/55 (a)	100,000	92,762
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	145,000	145,938
3.13%, 11/23/31 (a)	225,000	200,662
5.67%, 06/08/32 (a)	120,000	120,713
4.00%, 11/23/51 (a)	140,000	93,121
Kemper Corp.
2.40%, 09/30/30 (a)	245,000	214,338
3.80%, 02/23/32 (a)	105,000	95,282
Lincoln National Corp.
3.80%, 03/01/28 (a)	250,000	246,937
3.05%, 01/15/30 (a)	195,000	183,680
3.40%, 01/15/31 (a)	150,000	139,886
3.40%, 03/01/32 (a)	75,000	68,059
5.85%, 03/15/34 (a)	100,000	101,942
5.35%, 11/15/35 (a)	150,000	146,121
6.30%, 10/09/37	160,000	164,978
7.00%, 06/15/40	150,000	163,050

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Loews Corp.
3.20%, 05/15/30 (a)	165,000	156,920
6.00%, 02/01/35	110,000	116,520
4.13%, 05/15/43 (a)	150,000	124,199
Manulife Financial Corp.
2.48%, 05/19/27 (a)	130,000	127,323
3.70%, 03/16/32 (a)	205,000	194,434
4.99%, 12/11/35 (a)	310,000	303,462
5.38%, 03/04/46	210,000	199,989
Markel Group, Inc.
3.50%, 11/01/27 (a)	165,000	162,556
3.35%, 09/17/29 (a)	110,000	105,499
5.00%, 04/05/46	100,000	87,854
4.30%, 11/01/47 (a)	100,000	77,950
5.00%, 05/20/49 (a)	260,000	223,454
4.15%, 09/17/50 (a)	200,000	149,358
3.45%, 05/07/52 (a)	240,000	158,251
6.00%, 05/16/54 (a)	100,000	97,322
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	300,000	301,458
4.38%, 03/15/29 (a)	510,000	511,000
4.65%, 03/15/30 (a)	325,000	327,350
2.25%, 11/15/30 (a)	290,000	262,325
4.85%, 11/15/31 (a)	300,000	302,793
2.38%, 12/15/31 (a)	105,000	93,406
5.75%, 11/01/32 (a)	150,000	158,294
5.40%, 09/15/33 (a)	200,000	206,582
5.15%, 03/15/34 (a)	150,000	151,872
5.00%, 03/15/35 (a)	600,000	598,584
4.75%, 03/15/39 (a)	205,000	192,923
5.35%, 11/15/44 (a)	75,000	71,159
4.35%, 01/30/47 (a)	200,000	163,940
4.20%, 03/01/48 (a)	255,000	204,411
4.90%, 03/15/49 (a)	375,000	330,975
2.90%, 12/15/51 (a)	195,000	120,374
5.45%, 03/15/53 (a)	155,000	146,525
5.70%, 09/15/53 (a)	300,000	294,105
5.45%, 03/15/54 (a)	175,000	165,158
5.40%, 03/15/55 (a)	500,000	469,440
MetLife, Inc.
4.55%, 03/23/30 (a)	375,000	377,490
6.50%, 12/15/32	270,000	295,920
5.38%, 07/15/33 (a)	250,000	258,927
6.38%, 06/15/34	250,000	273,125
5.30%, 12/15/34 (a)(c)	50,000	51,182
5.70%, 06/15/35	390,000	408,806
5.88%, 02/06/41	235,000	240,372
4.13%, 08/13/42	290,000	238,925
4.88%, 11/13/43	275,000	246,438
4.72%, 12/15/44	285,000	248,805
4.05%, 03/01/45	260,000	209,066
4.60%, 05/13/46 (a)	335,000	289,859
5.00%, 07/15/52 (a)	305,000	270,032
5.25%, 01/15/54 (a)	235,000	216,362
6.35%, 03/15/55 (a)(b)	250,000	253,390
5.85%, 03/15/56 (a)(b)	300,000	294,543
6.40%, 12/15/66 (a)	420,000	428,652
10.75%, 08/01/69 (a)(b)	225,000	291,224
MGIC Investment Corp.
5.25%, 08/15/28 (a)	295,000	294,711
Nationwide Financial Services, Inc.
6.75%, 05/15/87 (b)	160,000	160,459
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	50,000	51,140
Old Republic International Corp.
5.75%, 03/28/34 (a)	160,000	163,626
3.85%, 06/11/51 (a)	190,000	133,794
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	200,000	194,658
4.50%, 10/01/50 (a)(b)(c)	150,000	143,769
Primerica, Inc.
2.80%, 11/19/31 (a)	200,000	179,154
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	170,000	165,997
2.13%, 06/15/30 (a)	260,000	235,196
4.63%, 09/15/42	135,000	117,924
4.35%, 05/15/43	195,000	163,480
4.30%, 11/15/46 (a)	175,000	143,378
5.50%, 03/15/53 (a)	75,000	70,119
Progressive Corp.
4.00%, 03/01/29 (a)	205,000	204,131
6.63%, 03/01/29	85,000	90,709
3.20%, 03/26/30 (a)	255,000	244,155
3.00%, 03/15/32 (a)	150,000	137,169
6.25%, 12/01/32	210,000	228,906
4.95%, 06/15/33 (a)	50,000	50,777
4.35%, 04/25/44	200,000	168,958
3.70%, 01/26/45	150,000	114,459
4.13%, 04/15/47 (a)	350,000	279,405
4.20%, 03/15/48 (a)	270,000	217,058
3.95%, 03/26/50 (a)	155,000	118,268
3.70%, 03/15/52 (a)	125,000	90,980
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	142,000	141,195
2.10%, 03/10/30 (a)	150,000	138,192
5.75%, 07/15/33	220,000	233,114
5.20%, 03/14/35 (a)	70,000	70,604
5.70%, 12/14/36	110,000	114,263
6.63%, 12/01/37	175,000	193,207
3.00%, 03/10/40 (a)	255,000	193,249
4.60%, 05/15/44	200,000	172,878
4.50%, 09/15/47 (a)(b)	345,000	336,796
3.91%, 12/07/47 (a)	310,000	234,196
4.42%, 03/27/48 (a)	200,000	163,224
5.70%, 09/15/48 (a)(b)	415,000	411,165
3.94%, 12/07/49 (a)	405,000	302,490
4.35%, 02/25/50 (a)	300,000	241,005
3.70%, 10/01/50 (a)(b)	305,000	277,370
3.70%, 03/13/51 (a)	500,000	358,550
5.13%, 03/01/52 (a)(b)	350,000	333,385
6.00%, 09/01/52 (a)(b)	300,000	300,864
6.75%, 03/01/53 (a)(b)	170,000	176,169
6.50%, 03/15/54 (a)(b)	210,000	214,267
Prudential Funding Asia PLC
3.13%, 04/14/30	300,000	285,660
3.63%, 03/24/32 (a)	110,000	104,017
Radian Group, Inc.
6.20%, 05/15/29 (a)	230,000	237,848
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	200,000	195,672
3.15%, 06/15/30 (a)	145,000	135,688
6.00%, 09/15/33 (a)	200,000	208,010
5.75%, 09/15/34 (a)	200,000	203,394
6.65%, 09/15/55 (a)(b)	205,000	204,241
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	205,000	202,946
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	260,000	252,470
5.80%, 04/01/35 (a)	115,000	117,405
Selective Insurance Group, Inc.
5.90%, 04/15/35 (a)	50,000	51,602
5.38%, 03/01/49 (a)	100,000	90,227

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	165,000	172,323
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	190,000	168,289
Transatlantic Holdings, Inc.
8.00%, 11/30/39	121,000	146,313
Travelers Cos., Inc.
5.05%, 07/24/35 (a)	100,000	100,253
6.75%, 06/20/36	50,000	56,497
6.25%, 06/15/37	285,000	311,465
5.35%, 11/01/40	250,000	247,885
4.60%, 08/01/43	240,000	212,486
4.30%, 08/25/45 (a)	115,000	95,294
3.75%, 05/15/46 (a)	225,000	172,206
4.00%, 05/30/47 (a)	240,000	188,042
4.05%, 03/07/48 (a)	200,000	158,272
4.10%, 03/04/49 (a)	200,000	158,478
2.55%, 04/27/50 (a)	225,000	133,065
3.05%, 06/08/51 (a)	275,000	177,226
5.45%, 05/25/53 (a)	225,000	215,568
5.70%, 07/24/55 (a)	135,000	134,158
Travelers Property Casualty Corp.
6.38%, 03/15/33	185,000	205,703
UnitedHealth Group, Inc.
3.38%, 04/15/27	230,000	227,935
4.60%, 04/15/27 (a)	200,000	200,672
3.70%, 05/15/27 (a)	125,000	124,283
2.95%, 10/15/27	365,000	358,576
5.25%, 02/15/28 (a)	325,000	330,736
3.85%, 06/15/28	350,000	347,536
4.40%, 06/15/28 (a)	200,000	200,640
3.88%, 12/15/28	250,000	247,577
4.25%, 01/15/29 (a)	365,000	364,661
4.70%, 04/15/29 (a)	130,000	131,271
4.00%, 05/15/29 (a)	300,000	296,907
2.88%, 08/15/29	340,000	324,255
4.80%, 01/15/30 (a)	400,000	404,736
5.30%, 02/15/30 (a)	400,000	411,736
2.00%, 05/15/30	400,000	362,524
4.65%, 01/15/31 (a)	235,000	236,213
4.90%, 04/15/31 (a)	300,000	304,554
2.30%, 05/15/31 (a)	425,000	381,365
4.95%, 01/15/32 (a)	425,000	429,751
4.20%, 05/15/32 (a)	480,000	468,269
5.35%, 02/15/33 (a)	580,000	595,619
4.50%, 04/15/33 (a)	530,000	518,139
5.00%, 04/15/34 (a)	395,000	395,604
5.15%, 07/15/34 (a)	580,000	585,481
5.30%, 06/15/35 (a)	290,000	295,948
4.63%, 07/15/35	310,000	300,306
5.80%, 03/15/36	275,000	287,713
6.50%, 06/15/37	175,000	191,450
6.63%, 11/15/37	250,000	276,197
6.88%, 02/15/38	325,000	366,671
3.50%, 08/15/39 (a)	455,000	369,428
2.75%, 05/15/40 (a)	300,000	218,109
5.70%, 10/15/40 (a)	85,000	85,915
5.95%, 02/15/41 (a)	125,000	128,923
3.05%, 05/15/41 (a)	445,000	330,417
4.63%, 11/15/41 (a)	173,000	154,543
4.38%, 03/15/42 (a)	175,000	151,114
3.95%, 10/15/42 (a)	185,000	149,917
4.25%, 03/15/43 (a)	250,000	209,175
5.50%, 07/15/44 (a)	450,000	434,614
4.75%, 07/15/45	630,000	550,091
4.20%, 01/15/47 (a)	220,000	175,804
4.25%, 04/15/47 (a)	265,000	213,041
3.75%, 10/15/47 (a)	485,000	360,098
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 06/15/48 (a)	550,000	438,251
4.45%, 12/15/48 (a)	350,000	286,146
3.70%, 08/15/49 (a)	365,000	263,636
2.90%, 05/15/50 (a)	470,000	293,313
3.25%, 05/15/51 (a)	585,000	385,632
4.75%, 05/15/52 (a)	585,000	492,588
5.88%, 02/15/53 (a)	600,000	592,926
5.05%, 04/15/53 (a)	585,000	515,730
5.38%, 04/15/54 (a)	530,000	488,098
5.63%, 07/15/54 (a)	815,000	776,752
5.95%, 06/15/55 (a)	245,000	246,935
3.88%, 08/15/59 (a)	440,000	307,164
3.13%, 05/15/60 (a)	420,000	250,383
4.95%, 05/15/62 (a)	300,000	252,249
6.05%, 02/15/63 (a)	575,000	575,575
5.20%, 04/15/63 (a)	555,000	483,744
5.50%, 04/15/64 (a)	345,000	316,120
5.75%, 07/15/64 (a)	565,000	539,072
Unum Group
4.00%, 06/15/29 (a)	195,000	191,387
5.25%, 12/15/35 (a)	130,000	127,108
5.75%, 08/15/42	150,000	146,373
4.50%, 12/15/49 (a)	150,000	118,370
4.13%, 06/15/51 (a)	185,000	136,360
6.00%, 06/15/54 (a)	110,000	104,403
Voya Financial, Inc.
5.70%, 07/15/43	175,000	167,169
4.80%, 06/15/46	100,000	85,120
4.70%, 01/23/48 (a)(b)	195,000	185,143
W.R. Berkley Corp.
4.75%, 08/01/44	100,000	88,132
4.00%, 05/12/50 (a)	150,000	113,603
3.55%, 03/30/52 (a)	150,000	103,184
3.15%, 09/30/61 (a)	125,000	73,241
Willis North America, Inc.
4.65%, 06/15/27 (a)	225,000	225,439
4.50%, 09/15/28 (a)	150,000	149,897
2.95%, 09/15/29 (a)	260,000	246,264
4.55%, 03/15/31 (a)	220,000	217,171
5.35%, 05/15/33 (a)	250,000	253,045
5.15%, 03/15/36 (a)	90,000	87,862
5.05%, 09/15/48 (a)	160,000	139,171
3.88%, 09/15/49 (a)	255,000	184,630
5.90%, 03/05/54 (a)	180,000	175,248
XL Group Ltd.
5.25%, 12/15/43	185,000	171,486
		108,774,759
REITs 0.6%
Agree LP
2.90%, 10/01/30 (a)	130,000	120,257
4.80%, 10/01/32 (a)	100,000	98,997
2.60%, 06/15/33 (a)	100,000	84,850
5.63%, 06/15/34 (a)	235,000	240,125
5.60%, 06/15/35 (a)	150,000	154,126
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	150,000	148,547
4.50%, 07/30/29 (a)	160,000	159,182
2.75%, 12/15/29 (a)	200,000	186,730
4.70%, 07/01/30 (a)	120,000	119,458
4.90%, 12/15/30 (a)	250,000	250,850
3.38%, 08/15/31 (a)	280,000	258,404
2.00%, 05/18/32 (a)	240,000	201,084
1.88%, 02/01/33 (a)	350,000	283,717
2.95%, 03/15/34 (a)	300,000	253,686
4.75%, 04/15/35 (a)	150,000	142,080
5.50%, 10/01/35 (a)	160,000	159,582

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 03/15/36 (a)	200,000	195,180
5.25%, 05/15/36 (a)	125,000	121,764
4.85%, 04/15/49 (a)	100,000	83,745
4.00%, 02/01/50 (a)	75,000	55,351
3.55%, 03/15/52 (a)	150,000	102,251
5.15%, 04/15/53 (a)	150,000	130,536
5.63%, 05/15/54 (a)	180,000	167,863
American Assets Trust LP
3.38%, 02/01/31 (a)	95,000	85,715
6.15%, 10/01/34 (a)	150,000	148,850
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	225,000	223,949
4.90%, 02/15/29 (a)	135,000	135,861
4.95%, 06/15/30 (a)	200,000	200,716
2.38%, 07/15/31 (a)	390,000	343,668
3.63%, 04/15/32 (a)	150,000	138,765
5.50%, 02/01/34 (a)	155,000	156,542
3.38%, 07/15/51 (a)	215,000	140,644
4.30%, 04/15/52 (a)	125,000	95,890
Americold Realty Operating Partnership LP
5.41%, 09/12/34 (a)	265,000	252,511
AvalonBay Communities, Inc.
3.35%, 05/15/27 (a)	200,000	198,232
3.20%, 01/15/28 (a)	150,000	147,263
1.90%, 12/01/28 (a)	150,000	141,027
3.30%, 06/01/29 (a)	230,000	222,842
2.30%, 03/01/30 (a)	250,000	230,837
4.35%, 12/01/30 (a)	120,000	118,788
2.45%, 01/15/31 (a)	200,000	182,008
2.05%, 01/15/32 (a)	210,000	182,566
5.30%, 12/07/33 (a)	185,000	190,015
5.35%, 06/01/34 (a)	100,000	102,576
5.00%, 08/01/35 (a)	120,000	119,254
3.90%, 10/15/46 (a)	105,000	81,479
4.35%, 04/15/48 (a)	205,000	168,420
Boston Properties LP
6.75%, 12/01/27 (a)	175,000	181,006
4.50%, 12/01/28 (a)	325,000	323,476
3.40%, 06/21/29 (a)	350,000	335,681
2.90%, 03/15/30 (a)	265,000	245,846
3.25%, 01/30/31 (a)	383,000	353,670
2.55%, 04/01/32 (a)	350,000	301,017
2.45%, 10/01/33 (a)	290,000	234,479
6.50%, 01/15/34 (a)	100,000	104,840
5.75%, 01/15/35 (a)	250,000	248,722
Brixmor Operating Partnership LP
4.13%, 05/15/29 (a)	280,000	276,391
4.05%, 07/01/30 (a)	225,000	218,981
2.50%, 08/16/31 (a)	225,000	200,194
5.20%, 04/01/32 (a)	125,000	125,945
4.85%, 02/15/33 (a)	120,000	118,034
5.50%, 02/15/34 (a)	170,000	172,740
5.75%, 02/15/35 (a)	100,000	102,927
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	125,000	109,676
5.00%, 11/01/32 (a)	100,000	98,646
Camden Property Trust
4.10%, 10/15/28 (a)	265,000	263,773
3.15%, 07/01/29 (a)	116,000	111,249
2.80%, 05/15/30 (a)	250,000	233,585
4.90%, 01/15/34 (a)	100,000	99,383
3.35%, 11/01/49 (a)	130,000	88,963
COPT Defense Properties LP
2.00%, 01/15/29 (a)	225,000	210,157
4.50%, 10/15/30 (a)	120,000	118,420
2.75%, 04/15/31 (a)	150,000	135,654
2.90%, 12/01/33 (a)	160,000	135,389
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cousins Properties LP
5.25%, 07/15/30 (a)	235,000	238,140
5.38%, 02/15/32 (a)	5,000	5,034
5.88%, 10/01/34 (a)	200,000	203,004
CubeSmart LP
2.25%, 12/15/28 (a)	100,000	94,419
4.38%, 02/15/29 (a)	118,000	117,286
3.00%, 02/15/30 (a)	175,000	164,934
2.00%, 02/15/31 (a)	275,000	241,615
5.13%, 11/01/35 (a)	130,000	128,198
Digital Realty Trust LP
3.70%, 08/15/27 (a)	370,000	366,185
5.55%, 01/15/28 (a)	300,000	305,430
4.45%, 07/15/28 (a)	50,000	49,898
3.60%, 07/01/29 (a)	375,000	364,436
DOC Dr. LLC
3.95%, 01/15/28 (a)	105,000	103,956
2.63%, 11/01/31 (a)	255,000	226,366
EPR Properties
4.50%, 06/01/27 (a)	225,000	224,143
4.95%, 04/15/28 (a)	175,000	174,942
3.75%, 08/15/29 (a)	210,000	201,340
4.75%, 11/15/30 (a)	170,000	165,979
ERP Operating LP
3.25%, 08/01/27 (a)	275,000	271,254
3.50%, 03/01/28 (a)	200,000	197,100
4.15%, 12/01/28 (a)	180,000	179,309
3.00%, 07/01/29 (a)	250,000	239,397
2.50%, 02/15/30 (a)	155,000	144,472
4.95%, 06/15/32 (a)	150,000	151,145
4.65%, 09/15/34 (a)	150,000	146,360
4.50%, 07/01/44 (a)	225,000	194,947
4.50%, 06/01/45 (a)	245,000	209,473
Essential Properties LP
2.95%, 07/15/31 (a)	215,000	193,988
5.40%, 12/01/35 (a)	120,000	118,224
Essex Portfolio LP
3.63%, 05/01/27 (a)	180,000	178,479
1.70%, 03/01/28 (a)	100,000	94,939
4.00%, 03/01/29 (a)	270,000	265,810
3.00%, 01/15/30 (a)	150,000	141,330
1.65%, 01/15/31 (a)	150,000	129,948
2.65%, 03/15/32 (a)	250,000	219,937
5.50%, 04/01/34 (a)	75,000	75,941
5.38%, 04/01/35 (a)	75,000	75,684
4.88%, 02/15/36 (a)	160,000	153,915
4.50%, 03/15/48 (a)	114,000	93,430
2.65%, 09/01/50 (a)	100,000	58,467
Extra Space Storage LP
3.88%, 12/15/27 (a)	200,000	198,180
5.70%, 04/01/28 (a)	250,000	255,350
3.90%, 04/01/29 (a)	200,000	196,156
4.00%, 06/15/29 (a)	150,000	147,660
5.50%, 07/01/30 (a)	275,000	282,271
2.20%, 10/15/30 (a)	325,000	291,255
5.90%, 01/15/31 (a)	55,000	57,484
2.55%, 06/01/31 (a)	150,000	134,066
2.35%, 03/15/32 (a)	200,000	171,678
4.95%, 01/15/33 (a)	240,000	236,914
5.40%, 02/01/34 (a)	230,000	231,888
5.40%, 06/15/35 (a)	150,000	150,549
Federal Realty OP LP
3.25%, 07/15/27 (a)	200,000	197,112
5.38%, 05/01/28 (a)	145,000	147,411
3.20%, 06/15/29 (a)	215,000	207,114
4.50%, 12/01/44 (a)	200,000	170,774

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
First Industrial LP
5.25%, 01/15/31 (a)	150,000	151,650
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	255,000	252,685
3.10%, 02/15/30 (a)	405,000	381,267
Healthpeak OP LLC
3.50%, 07/15/29 (a)	260,000	251,472
3.00%, 01/15/30 (a)	300,000	282,447
2.88%, 01/15/31 (a)	100,000	91,880
5.25%, 12/15/32 (a)	200,000	201,418
4.75%, 01/15/33 (a)	150,000	146,774
5.38%, 02/15/35 (a)	50,000	50,175
6.75%, 02/01/41 (a)	145,000	156,770
Highwoods Realty LP
4.13%, 03/15/28 (a)	120,000	118,333
4.20%, 04/15/29 (a)	200,000	194,688
3.05%, 02/15/30 (a)	35,000	32,311
2.60%, 02/01/31 (a)	160,000	141,741
5.35%, 01/15/33 (a)	110,000	107,633
7.65%, 02/01/34 (a)	105,000	116,300
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	120,000	118,687
3.38%, 12/15/29 (a)	200,000	190,142
3.50%, 09/15/30 (a)	320,000	300,941
5.70%, 06/15/32 (a)	150,000	153,894
5.70%, 07/01/34 (a)	175,000	177,102
5.50%, 04/15/35 (a)	275,000	272,935
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	150,000	141,206
5.45%, 08/15/30 (a)	150,000	152,254
2.00%, 08/15/31 (a)	225,000	192,994
4.15%, 04/15/32 (a)	200,000	188,082
4.95%, 01/15/33 (a)	180,000	175,826
5.50%, 08/15/33 (a)	30,000	30,049
2.70%, 01/15/34 (a)	250,000	208,757
4.88%, 02/01/35 (a)	100,000	95,532
Kilroy Realty LP
4.75%, 12/15/28 (a)	115,000	114,181
4.25%, 08/15/29 (a)	100,000	96,708
3.05%, 02/15/30 (a)	150,000	137,021
2.50%, 11/15/32 (a)	240,000	195,770
2.65%, 11/15/33 (a)	150,000	119,325
5.88%, 10/15/35 (a)	120,000	115,902
6.25%, 01/15/36 (a)	150,000	148,494
Kimco Realty OP LLC
1.90%, 03/01/28 (a)	250,000	239,357
2.70%, 10/01/30 (a)	150,000	139,455
2.25%, 12/01/31 (a)	150,000	132,120
3.20%, 04/01/32 (a)	150,000	137,664
4.60%, 02/01/33 (a)	200,000	197,032
6.40%, 03/01/34 (a)	185,000	200,427
4.85%, 03/01/35 (a)	100,000	98,178
5.30%, 02/01/36 (a)	140,000	141,100
4.25%, 04/01/45 (a)	190,000	157,113
4.13%, 12/01/46 (a)	90,000	72,116
4.45%, 09/01/47 (a)	300,000	249,210
3.70%, 10/01/49 (a)	150,000	108,129
Kite Realty Group LP
4.95%, 12/15/31 (a)	35,000	34,880
5.20%, 08/15/32 (a)	90,000	90,435
5.50%, 03/01/34 (a)	100,000	100,935
Kite Realty Group Trust
4.75%, 09/15/30 (a)	150,000	150,159
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	125,000	125,315
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lineage OP LP
5.25%, 07/15/30 (a)	175,000	174,807
LXP Industrial Trust
2.70%, 09/15/30 (a)	260,000	237,315
Mid-America Apartments LP
3.60%, 06/01/27 (a)	180,000	178,735
4.20%, 06/15/28 (a)	225,000	224,705
3.95%, 03/15/29 (a)	50,000	49,459
2.75%, 03/15/30 (a)	200,000	187,502
1.70%, 02/15/31 (a)	160,000	139,413
5.30%, 02/15/32 (a)(c)	80,000	82,350
4.65%, 01/15/33 (a)	120,000	118,121
5.00%, 03/15/34 (a)	80,000	79,600
4.95%, 03/01/35 (a)	150,000	148,347
2.88%, 09/15/51 (a)	200,000	123,876
National Health Investors, Inc.
3.00%, 02/01/31 (a)	200,000	180,222
5.35%, 02/01/33 (a)	100,000	98,328
NNN REIT, Inc.
3.50%, 10/15/27 (a)	135,000	133,470
4.30%, 10/15/28 (a)	150,000	149,562
2.50%, 04/15/30 (a)	225,000	207,207
5.60%, 10/15/33 (a)	150,000	154,389
5.50%, 06/15/34 (a)	200,000	203,244
4.80%, 10/15/48 (a)	135,000	116,909
3.10%, 04/15/50 (a)	95,000	60,699
3.50%, 04/15/51 (a)	205,000	142,297
3.00%, 04/15/52 (a)	135,000	83,113
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	200,000	199,700
4.75%, 01/15/28 (a)	143,000	143,103
3.63%, 10/01/29 (a)	340,000	326,767
5.20%, 07/01/30 (a)	170,000	170,921
3.38%, 02/01/31 (a)	225,000	208,165
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	100,000	88,701
5.25%, 08/15/32 (a)	150,000	150,842
4.95%, 01/15/35 (a)	150,000	145,323
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	125,000	130,878
3.15%, 08/15/30 (a)	145,000	130,512
2.75%, 04/01/32 (a)	105,000	88,284
5.63%, 01/15/33 (a)	170,000	165,305
Prologis LP
2.13%, 04/15/27 (a)	100,000	98,005
3.38%, 12/15/27 (a)	100,000	98,666
4.88%, 06/15/28 (a)	360,000	364,374
3.88%, 09/15/28 (a)	130,000	128,755
4.38%, 02/01/29 (a)	100,000	100,124
2.88%, 11/15/29 (a)	275,000	260,950
2.25%, 04/15/30 (a)	350,000	322,385
1.75%, 07/01/30 (a)	100,000	89,338
1.25%, 10/15/30 (a)	255,000	221,564
4.75%, 01/15/31 (a)	5,000	5,052
1.75%, 02/01/31 (a)	110,000	96,681
1.63%, 03/15/31 (a)	195,000	170,473
2.25%, 01/15/32 (a)	150,000	131,820
4.63%, 01/15/33 (a)	245,000	242,511
4.75%, 06/15/33 (a)	235,000	233,259
5.13%, 01/15/34 (a)	200,000	202,302
5.00%, 03/15/34 (a)	150,000	150,345
5.00%, 01/31/35 (a)	220,000	219,320
5.25%, 05/15/35 (a)	235,000	239,002
4.38%, 09/15/48 (a)	145,000	119,931
3.05%, 03/01/50 (a)	235,000	153,598
3.00%, 04/15/50 (a)	350,000	226,229
2.13%, 10/15/50 (a)	230,000	121,840

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 06/15/53 (a)	295,000	275,686
5.25%, 03/15/54 (a)	300,000	280,173
Public Storage Operating Co.
3.09%, 09/15/27 (a)	250,000	246,520
1.85%, 05/01/28 (a)	25,000	23,840
1.95%, 11/09/28 (a)	150,000	141,680
5.13%, 01/15/29 (a)(c)	255,000	261,102
3.39%, 05/01/29 (a)	175,000	170,765
4.38%, 07/01/30 (a)	125,000	124,903
2.30%, 05/01/31 (a)	290,000	260,640
2.25%, 11/09/31 (a)	210,000	186,228
5.10%, 08/01/33 (a)	300,000	306,660
5.35%, 08/01/53 (a)	230,000	217,240
Realty Income Corp.
3.95%, 08/15/27 (a)	275,000	273,630
3.40%, 01/15/28 (a)	160,000	157,378
3.65%, 01/15/28 (a)	200,000	197,812
2.20%, 06/15/28 (a)	265,000	253,078
4.70%, 12/15/28 (a)	50,000	50,371
4.75%, 02/15/29 (a)	150,000	151,448
3.25%, 06/15/29 (a)	170,000	163,849
4.00%, 07/15/29 (a)	140,000	138,345
3.10%, 12/15/29 (a)	300,000	286,056
3.40%, 01/15/30 (a)	250,000	239,985
4.85%, 03/15/30 (a)	200,000	202,466
3.25%, 01/15/31 (a)	395,000	371,817
3.20%, 02/15/31 (a)	305,000	285,980
5.63%, 10/13/32 (a)	295,000	307,909
2.85%, 12/15/32 (a)	300,000	266,244
4.90%, 07/15/33 (a)	200,000	199,692
5.13%, 02/15/34 (a)	220,000	221,822
4.65%, 03/15/47 (a)	235,000	202,100
5.38%, 09/01/54 (a)	150,000	142,398
Regency Centers LP
4.13%, 03/15/28 (a)	165,000	164,596
2.95%, 09/15/29 (a)	210,000	200,161
3.70%, 06/15/30 (a)	150,000	145,397
5.25%, 01/15/34 (a)	125,000	126,461
5.10%, 01/15/35 (a)	75,000	74,806
4.40%, 02/01/47 (a)	175,000	145,460
4.65%, 03/15/49 (a)	110,000	93,107
Rexford Industrial Realty LP
2.13%, 12/01/30 (a)	175,000	155,120
2.15%, 09/01/31 (a)	200,000	173,682
Sabra Health Care LP
3.90%, 10/15/29 (a)	130,000	126,304
3.20%, 12/01/31 (a)	250,000	225,922
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	145,000	131,499
2.85%, 01/15/32 (a)	210,000	187,862
6.10%, 04/01/34 (a)(c)	170,000	179,015
Simon Property Group LP
3.38%, 06/15/27 (a)	250,000	247,482
3.38%, 12/01/27 (a)	175,000	172,646
1.75%, 02/01/28 (a)	300,000	287,151
2.45%, 09/13/29 (a)	440,000	412,540
2.65%, 07/15/30 (a)	200,000	185,964
4.38%, 10/01/30 (a)	210,000	208,895
4.30%, 01/15/31 (a)	250,000	246,750
2.20%, 02/01/31 (a)	200,000	179,404
2.25%, 01/15/32 (a)	125,000	109,304
2.65%, 02/01/32 (a)	250,000	222,950
5.50%, 03/08/33 (a)	200,000	207,444
6.25%, 01/15/34 (a)	160,000	172,102
4.75%, 09/26/34 (a)	245,000	239,911
5.13%, 10/01/35 (a)	240,000	240,607
6.75%, 02/01/40 (a)	195,000	219,400
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 03/15/42 (a)	200,000	181,756
4.25%, 10/01/44 (a)	195,000	160,218
4.25%, 11/30/46 (a)	175,000	142,000
3.25%, 09/13/49 (a)	465,000	311,676
3.80%, 07/15/50 (a)	225,000	166,113
5.85%, 03/08/53 (a)	190,000	189,563
6.65%, 01/15/54 (a)	200,000	219,072
Store Capital LLC
4.50%, 03/15/28 (a)	110,000	109,461
4.63%, 03/15/29 (a)	100,000	99,029
5.40%, 04/30/30 (a)	140,000	140,892
2.75%, 11/18/30 (a)	145,000	130,845
2.70%, 12/01/31 (a)	150,000	130,793
Sun Communities Operating LP
2.30%, 11/01/28 (a)	150,000	142,026
2.70%, 07/15/31 (a)	300,000	268,743
4.20%, 04/15/32 (a)	175,000	166,813
Tanger Properties LP
3.88%, 07/15/27 (a)	150,000	148,806
2.75%, 09/01/31 (a)	140,000	125,160
UDR, Inc.
3.50%, 01/15/28 (a)	145,000	142,745
4.40%, 01/26/29 (a)	205,000	204,590
3.20%, 01/15/30 (a)	150,000	143,126
3.00%, 08/15/31 (a)	285,000	261,297
2.10%, 08/01/32 (a)	100,000	84,682
1.90%, 03/15/33 (a)	150,000	122,907
5.13%, 09/01/34 (a)	205,000	203,768
Ventas Realty LP
3.85%, 04/01/27 (a)	125,000	124,255
4.00%, 03/01/28 (a)	200,000	198,066
4.40%, 01/15/29 (a)	250,000	248,782
3.00%, 01/15/30 (a)	170,000	160,334
4.75%, 11/15/30 (a)	200,000	200,562
2.50%, 09/01/31 (a)	50,000	44,532
5.10%, 07/15/32 (a)	100,000	100,562
5.63%, 07/01/34 (a)	150,000	153,879
5.00%, 01/15/35 (a)	135,000	132,675
5.00%, 02/15/36 (a)	265,000	259,178
5.70%, 09/30/43 (a)	150,000	147,822
4.38%, 02/01/45 (a)	130,000	107,814
4.88%, 04/15/49 (a)	85,000	73,126
Welltower OP LLC
4.25%, 04/15/28 (a)	265,000	264,889
4.13%, 03/15/29 (a)	300,000	298,473
3.10%, 01/15/30 (a)	150,000	142,773
4.50%, 07/01/30 (a)	275,000	275,003
2.75%, 01/15/31 (a)	265,000	243,940
2.80%, 06/01/31 (a)	275,000	251,971
2.75%, 01/15/32 (a)	90,000	80,963
3.85%, 06/15/32 (a)	200,000	190,768
5.13%, 07/01/35 (a)	200,000	200,494
6.50%, 03/15/41 (a)	260,000	284,989
4.95%, 09/01/48 (a)	250,000	225,237
WP Carey, Inc.
3.85%, 07/15/29 (a)	115,000	112,337
4.65%, 07/15/30 (a)	120,000	119,298
2.40%, 02/01/31 (a)	260,000	232,666
2.45%, 02/01/32 (a)	140,000	122,151
2.25%, 04/01/33 (a)	225,000	186,676
		61,726,064
		755,019,103

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial 13.6%
Basic Industry 0.6%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	300,000	292,956
4.30%, 06/11/28 (a)	245,000	245,867
4.60%, 02/08/29 (a)	290,000	293,091
2.05%, 05/15/30 (a)	165,000	150,457
4.75%, 02/08/31 (a)	100,000	101,444
4.90%, 10/11/32 (a)	160,000	162,267
4.80%, 03/03/33 (a)	160,000	161,419
4.85%, 02/08/34 (a)	345,000	345,476
2.70%, 05/15/40 (a)	225,000	165,733
2.80%, 05/15/50 (a)	300,000	186,129
Albemarle Corp.
5.05%, 06/01/32 (a)	195,000	195,831
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	295,000	286,398
3.75%, 10/01/30 (a)	310,000	298,077
ArcelorMittal SA
6.55%, 11/29/27 (a)	325,000	334,974
4.25%, 07/16/29	250,000	249,115
6.80%, 11/29/32 (a)	325,000	359,102
6.00%, 06/17/34 (a)	100,000	105,462
7.00%, 10/15/39	215,000	234,354
6.75%, 03/01/41 (f)	125,000	133,115
6.35%, 06/17/54 (a)(c)	125,000	127,743
Barrick Mining Corp.
5.25%, 04/01/42	25,000	24,140
Barrick North America Finance LLC
5.70%, 05/30/41	395,000	395,616
5.75%, 05/01/43	200,000	198,904
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/39	330,000	339,682
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	335,000	338,236
5.10%, 09/08/28 (a)	270,000	275,079
5.00%, 02/21/30 (a)	325,000	331,363
5.25%, 09/08/30 (a)	370,000	380,919
5.13%, 02/21/32 (a)	200,000	204,112
4.90%, 02/28/33 (a)	300,000	301,338
5.25%, 09/08/33 (a)	400,000	409,260
5.30%, 02/21/35 (a)	385,000	392,176
5.00%, 02/15/36 (a)	150,000	150,144
4.13%, 02/24/42	275,000	233,140
5.00%, 09/30/43	770,000	717,779
5.50%, 09/08/53 (a)	240,000	232,471
5.75%, 09/05/55 (a)	310,000	310,741
Cabot Corp.
4.00%, 07/01/29 (a)	170,000	168,045
5.00%, 06/30/32 (a)	115,000	114,947
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (a)	200,000	197,226
5.50%, 11/02/47 (a)	200,000	174,962
CF Industries, Inc.
5.15%, 03/15/34	270,000	268,647
5.30%, 11/26/35 (a)	310,000	309,206
4.95%, 06/01/43	235,000	209,782
5.38%, 03/15/44	250,000	233,557
Dow Chemical Co.
4.80%, 11/30/28 (a)	200,000	200,832
7.38%, 11/01/29	229,000	247,883
2.10%, 11/15/30 (a)	250,000	219,983
4.80%, 01/15/31 (a)	225,000	222,327
6.30%, 03/15/33 (a)	190,000	199,456
5.15%, 02/15/34 (a)	190,000	185,280
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.25%, 10/01/34 (a)	160,000	145,491
5.35%, 03/15/35 (a)	205,000	202,087
5.65%, 03/15/36 (a)	190,000	188,193
9.40%, 05/15/39	150,000	190,067
5.25%, 11/15/41 (a)	260,000	229,159
4.38%, 11/15/42 (a)	450,000	352,912
4.63%, 10/01/44 (a)	160,000	126,338
5.55%, 11/30/48 (a)	280,000	241,746
4.80%, 05/15/49 (a)	280,000	217,426
3.60%, 11/15/50 (a)	360,000	231,829
6.90%, 05/15/53 (a)(c)	270,000	276,272
5.60%, 02/15/54 (a)	200,000	172,306
5.95%, 03/15/55 (a)	180,000	162,731
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)(e)	248,000	248,918
5.32%, 11/15/38 (a)	200,000	196,878
5.42%, 11/15/48 (a)	116,000	107,431
Eastman Chemical Co.
4.50%, 12/01/28 (a)	150,000	150,105
5.00%, 08/01/29 (a)	50,000	50,500
5.75%, 03/08/33 (a)	150,000	155,373
5.63%, 02/20/34 (a)	315,000	319,593
4.80%, 09/01/42 (a)	200,000	174,888
4.65%, 10/15/44 (a)	385,000	323,234
Ecolab, Inc.
3.25%, 12/01/27 (a)	350,000	345,628
4.80%, 03/24/30 (a)	75,000	76,186
1.30%, 01/30/31 (a)	310,000	268,196
2.13%, 02/01/32 (a)	305,000	267,979
5.00%, 09/01/35 (a)	175,000	175,553
5.50%, 12/08/41	160,000	163,258
3.95%, 12/01/47 (a)	150,000	119,603
2.13%, 08/15/50 (a)	145,000	78,068
2.70%, 12/15/51 (a)	310,000	187,141
2.75%, 08/18/55 (a)	264,000	156,085
EIDP, Inc.
2.30%, 07/15/30 (a)	195,000	179,577
4.80%, 05/15/33 (a)	250,000	247,575
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	140,000	140,076
4.13%, 03/01/28 (a)	185,000	183,718
4.38%, 08/01/28 (a)	210,000	208,786
5.25%, 09/01/29 (a)	150,000	151,487
4.25%, 03/01/30 (a)	190,000	186,485
4.63%, 08/01/30 (a)	200,000	199,002
5.40%, 11/14/34 (a)	200,000	203,100
5.45%, 03/15/43 (a)	525,000	497,721
Georgia-Pacific LLC
7.75%, 11/15/29	275,000	306,284
8.88%, 05/15/31	110,000	131,285
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	300,000	304,281
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	100,000	99,790
5.00%, 09/26/48 (a)	250,000	216,710
International Paper Co.
5.00%, 09/15/35 (a)	225,000	221,029
7.30%, 11/15/39	100,000	111,418
6.00%, 11/15/41 (a)	180,000	179,827
4.80%, 06/15/44 (a)	310,000	265,177
5.15%, 05/15/46 (a)	165,000	145,580
4.40%, 08/15/47 (a)	250,000	197,195
Kinross Gold Corp.
6.25%, 07/15/33 (a)	205,000	218,708

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Linde, Inc.
1.10%, 08/10/30 (a)	210,000	183,855
3.55%, 11/07/42 (a)	200,000	157,674
2.00%, 08/10/50 (a)	130,000	68,279
Lubrizol Corp.
6.50%, 10/01/34	215,000	240,796
LYB International Finance BV
5.25%, 07/15/43	225,000	193,844
4.88%, 03/15/44 (a)	345,000	283,300
LYB International Finance III LLC
2.25%, 10/01/30 (a)	130,000	116,171
5.13%, 01/15/31 (a)	150,000	150,293
5.63%, 05/15/33 (a)	120,000	121,060
5.50%, 03/01/34 (a)	195,000	193,967
6.15%, 05/15/35 (a)	125,000	128,758
5.88%, 01/15/36 (a)	300,000	301,083
3.38%, 10/01/40 (a)	255,000	185,008
4.20%, 10/15/49 (a)	350,000	247,607
4.20%, 05/01/50 (a)	360,000	254,131
3.63%, 04/01/51 (a)	355,000	228,925
3.80%, 10/01/60 (a)	150,000	92,126
LyondellBasell Industries NV
4.63%, 02/26/55 (a)	300,000	225,489
Mosaic Co.
4.05%, 11/15/27 (a)	250,000	248,347
4.35%, 01/15/29 (a)	150,000	149,285
4.60%, 11/15/30 (a)	120,000	119,093
5.45%, 11/15/33 (a)	220,000	222,449
4.88%, 11/15/41 (a)	110,000	96,996
5.63%, 11/15/43 (a)	215,000	200,404
NewMarket Corp.
2.70%, 03/18/31 (a)	250,000	225,640
Newmont Corp.
2.60%, 07/15/32 (a)	250,000	226,438
4.88%, 03/15/42 (a)	300,000	278,682
5.45%, 06/09/44 (a)	100,000	96,668
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	245,000	236,187
5.35%, 03/15/34 (a)	350,000	360,496
4.20%, 05/13/50 (a)	175,000	139,428
Nucor Corp.
4.30%, 05/23/27 (a)	175,000	175,329
3.95%, 05/01/28 (a)	200,000	198,762
2.70%, 06/01/30 (a)	230,000	214,714
4.65%, 06/01/30 (a)	150,000	151,391
3.13%, 04/01/32 (a)	200,000	184,380
6.40%, 12/01/37	160,000	176,411
5.20%, 08/01/43 (a)	125,000	119,338
4.40%, 05/01/48 (a)	95,000	78,602
3.85%, 04/01/52 (a)	195,000	145,269
2.98%, 12/15/55 (a)	150,000	91,689
Nutrien Ltd.
4.90%, 03/27/28 (a)	200,000	201,798
4.20%, 04/01/29 (a)	290,000	288,005
5.25%, 03/12/32 (a)	200,000	204,472
5.40%, 06/21/34 (a)	150,000	152,640
4.13%, 03/15/35 (a)	300,000	275,286
5.88%, 12/01/36	185,000	190,927
6.13%, 01/15/41 (a)	200,000	209,068
4.90%, 06/01/43 (a)	200,000	178,382
5.25%, 01/15/45 (a)	175,000	161,481
5.00%, 04/01/49 (a)	215,000	189,288
3.95%, 05/13/50 (a)	210,000	156,881
5.80%, 03/27/53 (a)	200,000	196,416
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Packaging Corp. of America
3.40%, 12/15/27 (a)	200,000	196,770
5.20%, 08/15/35 (a)	150,000	149,112
4.05%, 12/15/49 (a)	235,000	179,589
3.05%, 10/01/51 (a)	300,000	188,781
PPG Industries, Inc.
3.75%, 03/15/28 (a)	285,000	282,449
2.80%, 08/15/29 (a)	150,000	142,926
2.55%, 06/15/30 (a)	100,000	92,947
4.38%, 03/15/31 (a)	210,000	207,188
Rayonier LP
2.75%, 05/17/31 (a)	240,000	216,257
Reliance, Inc.
2.15%, 08/15/30 (a)	150,000	134,840
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	201,000	224,664
6.13%, 12/15/33	250,000	268,487
5.75%, 06/01/35	95,000	99,343
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	250,000	265,395
5.20%, 11/02/40	350,000	341,194
2.75%, 11/02/51 (a)	350,000	211,376
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	200,000	201,112
4.88%, 03/14/30 (a)	640,000	650,061
5.00%, 03/14/32 (a)	335,000	341,904
5.00%, 03/09/33 (a)	200,000	203,518
5.25%, 03/14/35 (a)	610,000	619,949
4.75%, 03/22/42 (a)	150,000	137,709
4.13%, 08/21/42 (a)	330,000	278,556
5.13%, 03/09/53 (a)	325,000	297,073
5.75%, 03/14/55 (a)	500,000	499,280
5.88%, 03/14/65 (a)	225,000	224,597
RPM International, Inc.
2.95%, 01/15/32 (a)	210,000	189,038
5.25%, 06/01/45 (a)	90,000	83,709
4.25%, 01/15/48 (a)	215,000	171,374
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	450,000	445,441
4.55%, 03/01/28 (a)	120,000	120,528
4.30%, 08/15/28 (a)	150,000	149,622
2.95%, 08/15/29 (a)	200,000	190,728
2.30%, 05/15/30 (a)	200,000	183,032
4.50%, 08/15/30 (a)	150,000	149,807
4.80%, 09/01/31 (a)	125,000	126,153
2.20%, 03/15/32 (a)	140,000	121,723
5.15%, 08/15/35 (a)	150,000	150,665
4.55%, 08/01/45 (a)	125,000	105,156
4.50%, 06/01/47 (a)	405,000	337,782
3.80%, 08/15/49 (a)	160,000	117,099
3.30%, 05/15/50 (a)	215,000	143,250
2.90%, 03/15/52 (a)(c)	150,000	90,927
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)	430,000	435,749
5.78%, 04/03/54 (a)	300,000	290,082
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	300,000	302,496
5.19%, 01/15/36 (a)	250,000	246,175
Southern Copper Corp.
7.50%, 07/27/35	375,000	428,722
6.75%, 04/16/40	350,000	379,806
5.25%, 11/08/42	375,000	344,737
5.88%, 04/23/45	525,000	518,716
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	300,000	288,057
4.00%, 12/15/28 (a)	200,000	198,194

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.45%, 04/15/30 (a)	230,000	220,073
3.25%, 01/15/31 (a)	150,000	140,759
5.38%, 08/15/34 (a)	125,000	126,180
5.25%, 05/15/35 (a)	130,000	130,195
3.25%, 10/15/50 (a)	185,000	121,438
5.75%, 05/15/55 (a)	100,000	96,609
Suzano Austria GmbH
2.50%, 09/15/28 (a)	125,000	118,715
6.00%, 01/15/29 (a)	575,000	588,087
5.00%, 01/15/30 (a)	325,000	320,203
3.75%, 01/15/31 (a)	380,000	352,727
3.13%, 01/15/32 (a)	495,000	434,699
Suzano Netherlands BV
5.50%, 01/15/36 (a)	300,000	289,704
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	440,000	418,946
6.13%, 06/12/33 (a)	550,000	572,346
8.25%, 01/17/34	120,000	140,369
6.88%, 11/21/36	250,000	276,577
6.88%, 11/10/39	300,000	330,888
6.40%, 06/28/54 (a)	525,000	529,882
Vale SA
5.63%, 09/11/42	160,000	156,696
Westlake Corp.
3.38%, 06/15/30 (a)	220,000	208,982
5.55%, 11/15/35 (a)	180,000	179,325
2.88%, 08/15/41 (a)	130,000	88,737
5.00%, 08/15/46 (a)	210,000	180,909
4.38%, 11/15/47 (a)	140,000	108,459
3.13%, 08/15/51 (a)	175,000	106,558
6.38%, 11/15/55 (a)	180,000	177,917
3.38%, 08/15/61 (a)	135,000	79,129
WestRock MWV LLC
8.20%, 01/15/30	190,000	212,975
7.95%, 02/15/31	115,000	130,445
Weyerhaeuser Co.
6.95%, 10/01/27	150,000	154,929
4.00%, 11/15/29 (a)	225,000	220,635
4.00%, 04/15/30 (a)	260,000	253,232
7.38%, 03/15/32	185,000	206,390
3.38%, 03/09/33 (a)	135,000	121,847
4.00%, 03/09/52 (a)	125,000	92,296
WRKCo, Inc.
3.90%, 06/01/28 (a)	250,000	247,005
4.90%, 03/15/29 (a)	335,000	338,323
4.20%, 06/01/32 (a)	255,000	244,917
3.00%, 06/15/33 (a)	250,000	219,760
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	215,000	190,952
		55,517,896
Capital Goods 1.3%
3M Co.
2.88%, 10/15/27 (a)	300,000	294,213
3.63%, 09/14/28 (a)	300,000	295,827
3.38%, 03/01/29 (a)	250,000	243,127
2.38%, 08/26/29 (a)	430,000	403,392
4.80%, 03/15/30 (a)	25,000	25,276
3.05%, 04/15/30 (a)	190,000	180,088
5.15%, 03/15/35 (a)	25,000	25,228
5.70%, 03/15/37	205,000	212,823
3.88%, 06/15/44	225,000	176,992
3.13%, 09/19/46 (a)	200,000	135,054
3.63%, 10/15/47 (a)	160,000	116,442
4.00%, 09/14/48 (a)	375,000	289,087
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 08/26/49 (a)	300,000	200,517
3.70%, 04/15/50 (a)	205,000	148,266
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	280,000	278,309
4.38%, 05/08/42	150,000	131,637
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	305,000	270,813
AGCO Corp.
5.80%, 03/21/34 (a)	300,000	307,035
Allegion PLC
3.50%, 10/01/29 (a)	320,000	308,480
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	100,000	98,671
5.41%, 07/01/32 (a)	215,000	219,693
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	160,000	160,178
5.63%, 05/26/33 (a)	180,000	184,464
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	325,000	327,148
4.25%, 03/08/29 (a)	200,000	198,198
5.10%, 03/17/30 (a)	200,000	202,252
2.63%, 06/19/30 (a)	150,000	138,309
2.69%, 05/25/31 (a)	380,000	342,802
5.50%, 03/17/35 (a)	200,000	202,646
Amphenol Corp.
5.05%, 04/05/27 (a)	225,000	226,710
3.80%, 11/15/27	225,000	223,778
4.38%, 06/12/28 (a)	260,000	260,775
3.90%, 11/15/28 (a)	200,000	198,470
5.05%, 04/05/29 (a)	150,000	153,198
4.35%, 06/01/29 (a)	140,000	140,377
2.80%, 02/15/30 (a)	385,000	362,893
4.13%, 11/15/30 (a)	200,000	197,210
2.20%, 09/15/31 (a)	270,000	239,590
4.40%, 02/15/33 (a)	350,000	341,978
5.25%, 04/05/34 (a)	330,000	337,547
5.00%, 01/15/35 (a)	225,000	225,083
4.63%, 02/15/36 (a)	500,000	483,690
5.38%, 11/15/54 (a)	195,000	186,767
5.30%, 11/15/55 (a)	400,000	375,988
Amrize Finance U.S. LLC
4.60%, 04/07/27	200,000	200,604
4.70%, 04/07/28 (a)	225,000	226,323
4.95%, 04/07/30 (a)	285,000	288,283
5.40%, 04/07/35 (a)	260,000	264,761
7.13%, 07/15/36	160,000	182,451
4.75%, 09/22/46 (a)	150,000	130,161
AptarGroup, Inc.
4.75%, 03/30/31 (a)	180,000	178,830
3.60%, 03/15/32 (a)	170,000	157,950
Avery Dennison Corp.
2.65%, 04/30/30 (a)	225,000	208,024
2.25%, 02/15/32 (a)	155,000	134,838
5.75%, 03/15/33 (a)	210,000	218,986
Berry Global, Inc.
5.50%, 04/15/28 (a)	130,000	132,530
5.80%, 06/15/31 (a)	310,000	321,327
5.65%, 01/15/34 (a)	210,000	214,853
Boeing Co.
5.04%, 05/01/27 (a)	550,000	552,981
6.26%, 05/01/27 (a)	320,000	325,507
3.25%, 02/01/28 (a)	335,000	328,390
3.25%, 03/01/28 (a)	115,000	112,615
3.45%, 11/01/28 (a)	235,000	229,762
3.20%, 03/01/29 (a)	320,000	308,611
6.30%, 05/01/29 (a)	450,000	472,855

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 02/01/30 (a)	200,000	188,264
5.15%, 05/01/30 (a)	1,215,000	1,234,404
3.63%, 02/01/31 (a)	465,000	442,461
6.39%, 05/01/31 (a)	315,000	336,341
6.13%, 02/15/33	140,000	149,023
3.60%, 05/01/34 (a)	315,000	282,073
6.53%, 05/01/34 (a)	795,000	867,027
3.25%, 02/01/35 (a)	250,000	214,540
6.63%, 02/15/38	130,000	142,002
3.55%, 03/01/38 (a)	135,000	112,324
3.50%, 03/01/39 (a)	165,000	132,837
6.88%, 03/15/39	130,000	143,198
5.88%, 02/15/40	160,000	160,885
5.71%, 05/01/40 (a)	875,000	877,266
3.38%, 06/15/46 (a)	145,000	100,266
3.65%, 03/01/47 (a)	290,000	204,009
3.63%, 03/01/48 (a)	290,000	201,979
3.85%, 11/01/48 (a)	145,000	104,603
3.90%, 05/01/49 (a)	265,000	193,694
3.75%, 02/01/50 (a)	400,000	284,284
5.81%, 05/01/50 (a)	1,645,000	1,591,406
6.86%, 05/01/54 (a)	795,000	875,374
3.83%, 03/01/59 (a)	185,000	124,629
3.95%, 08/01/59 (a)	300,000	207,195
5.93%, 05/01/60 (a)	1,045,000	1,006,304
7.01%, 05/01/64 (a)	450,000	498,996
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	235,000	232,413
2.75%, 03/01/30 (a)	175,000	163,683
5.25%, 09/15/35 (a)	310,000	310,307
5.55%, 09/15/40 (a)	150,000	148,833
Carrier Global Corp.
2.72%, 02/15/30 (a)	675,000	631,327
2.70%, 02/15/31 (a)(e)	260,000	238,722
5.90%, 03/15/34 (a)	245,000	258,688
3.38%, 04/05/40 (a)	460,000	362,682
3.58%, 04/05/50 (a)(e)	425,000	304,240
6.20%, 03/15/54 (a)	174,000	182,737
Caterpillar Financial Services Corp.
5.00%, 05/14/27	250,000	252,537
3.60%, 08/12/27	200,000	199,034
1.10%, 09/14/27	285,000	273,480
4.40%, 10/15/27	200,000	200,984
4.60%, 11/15/27	300,000	302,694
3.70%, 01/10/28	160,000	159,178
4.40%, 03/03/28	100,000	100,532
4.10%, 08/15/28	220,000	219,861
3.95%, 11/14/28	320,000	318,506
3.75%, 02/23/29	300,000	296,301
4.85%, 02/27/29	185,000	188,402
4.38%, 08/16/29	275,000	276,204
4.70%, 11/15/29	275,000	278,998
4.15%, 01/08/31	160,000	158,574
Caterpillar, Inc.
2.60%, 09/19/29 (a)	150,000	142,343
2.60%, 04/09/30 (a)	335,000	314,555
1.90%, 03/12/31 (a)	240,000	214,044
5.20%, 05/15/35 (a)	510,000	522,954
5.30%, 09/15/35	65,000	67,993
6.05%, 08/15/36	145,000	158,749
5.20%, 05/27/41	420,000	416,220
3.80%, 08/15/42	520,000	430,134
4.30%, 05/15/44 (a)	175,000	151,086
3.25%, 09/19/49 (a)	305,000	212,484
3.25%, 04/09/50 (a)	375,000	261,514
5.50%, 05/15/55 (a)	95,000	95,092
4.75%, 05/15/64 (a)	130,000	112,389
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CNH Industrial Capital LLC
4.50%, 10/08/27 (a)	150,000	150,003
4.75%, 03/21/28 (a)	150,000	150,887
4.55%, 04/10/28 (a)	235,000	235,181
5.50%, 01/12/29 (a)	250,000	256,410
5.10%, 04/20/29 (a)	150,000	152,028
4.38%, 03/07/31 (a)	160,000	156,389
CNH Industrial NV
3.85%, 11/15/27 (a)	240,000	238,082
CRH America Finance, Inc.
4.40%, 02/09/31 (a)	200,000	197,478
5.40%, 05/21/34 (a)	200,000	204,032
5.50%, 01/09/35 (a)	400,000	409,184
5.00%, 02/09/36 (a)	275,000	270,179
5.88%, 01/09/55 (a)	200,000	199,338
5.60%, 02/09/56 (a)	200,000	192,052
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	200,000	204,502
5.13%, 01/09/30 (a)	450,000	457,857
Deere & Co.
5.38%, 10/16/29	150,000	155,759
3.10%, 04/15/30 (a)	270,000	257,899
7.13%, 03/03/31	160,000	179,114
5.45%, 01/16/35 (a)	315,000	327,534
3.90%, 06/09/42 (a)	410,000	347,163
2.88%, 09/07/49 (a)	170,000	111,710
3.75%, 04/15/50 (a)	305,000	233,340
5.70%, 01/19/55 (a)	225,000	229,725
Dover Corp.
2.95%, 11/04/29 (a)	160,000	151,970
5.38%, 10/15/35	120,000	125,036
5.38%, 03/01/41 (a)	90,000	90,203
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	250,000	223,682
5.00%, 03/15/36 (a)	230,000	220,246
Eaton Capital ULC
4.45%, 05/09/30 (a)	200,000	200,162
Eaton Corp.
3.10%, 09/15/27 (a)	215,000	212,052
3.85%, 03/06/28	450,000	446,922
4.35%, 05/18/28 (a)	225,000	225,504
3.95%, 03/06/29 (a)	450,000	445,572
4.20%, 03/06/31 (a)	450,000	443,785
4.00%, 11/02/32	230,000	222,865
4.50%, 03/06/33 (a)	300,000	295,905
4.15%, 03/15/33 (a)	300,000	291,927
4.80%, 03/06/36 (a)	500,000	493,960
4.15%, 11/02/42	325,000	278,574
3.92%, 09/15/47 (a)	145,000	114,975
4.70%, 08/23/52 (a)	305,000	267,750
5.45%, 03/06/56 (a)	300,000	290,388
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	200,000	205,954
5.40%, 01/09/38 (a)	390,000	372,399
Emerson Electric Co.
1.80%, 10/15/27 (a)	120,000	116,062
2.00%, 12/21/28 (a)	270,000	255,536
1.95%, 10/15/30 (a)	125,000	112,551
2.20%, 12/21/31 (a)	300,000	266,625
5.00%, 03/15/35 (a)	125,000	125,896
5.25%, 11/15/39	100,000	100,691
2.75%, 10/15/50 (a)	305,000	188,548
2.80%, 12/21/51 (a)(c)	410,000	252,958
Ferguson Enterprises, Inc.
4.35%, 03/15/31 (a)	220,000	216,674
5.00%, 10/03/34 (a)	225,000	222,712

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flowserve Corp.
3.50%, 10/01/30 (a)	200,000	188,320
2.80%, 01/15/32 (a)	150,000	132,447
Fortive Corp.
4.30%, 06/15/46 (a)	160,000	128,302
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	200,000	190,828
4.00%, 03/25/32 (a)	110,000	104,039
5.88%, 06/01/33 (a)	175,000	181,557
4.50%, 03/25/52 (a)	170,000	132,449
GE Capital Funding LLC
4.55%, 05/15/32 (a)	200,000	199,498
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	425,000	408,136
GE Vernova, Inc.
4.88%, 02/04/36 (a)	300,000	297,495
5.50%, 02/04/56 (a)	300,000	288,678
General Dynamics Corp.
3.50%, 04/01/27 (a)	210,000	208,933
2.63%, 11/15/27 (a)	150,000	146,759
3.75%, 05/15/28 (a)	300,000	298,368
3.63%, 04/01/30 (a)	300,000	291,324
2.25%, 06/01/31 (a)	150,000	135,072
4.95%, 08/15/35 (a)	200,000	201,436
4.25%, 04/01/40 (a)	210,000	189,120
2.85%, 06/01/41 (a)	290,000	216,639
3.60%, 11/15/42 (a)	200,000	159,916
4.25%, 04/01/50 (a)	225,000	188,332
General Electric Co.
4.30%, 07/29/30 (a)	335,000	334,337
6.75%, 03/15/32	340,000	379,658
4.90%, 01/29/36 (a)	300,000	300,234
5.88%, 01/14/38	200,000	213,156
6.88%, 01/10/39	245,000	282,416
4.50%, 03/11/44	150,000	133,209
4.35%, 05/01/50 (a)	190,000	160,140
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	152,894
5.35%, 08/01/33 (a)	210,000	213,774
Hexcel Corp.
5.88%, 02/26/35 (a)	250,000	257,177
Honeywell Aerospace, Inc.
3.90%, 03/16/28 (e)	350,000	347,571
4.00%, 03/16/29 (a)(e)	400,000	396,496
4.30%, 03/16/31 (a)(e)	650,000	643,539
4.60%, 03/16/33 (a)(e)	500,000	494,105
4.95%, 03/16/36 (a)(e)	1,000,000	992,660
5.62%, 03/16/46 (a)(e)	500,000	493,430
5.73%, 03/16/56 (a)(e)	1,000,000	989,590
5.85%, 03/16/66 (a)(e)	500,000	496,180
Honeywell International, Inc.
2.70%, 08/15/29 (a)	250,000	237,170
1.95%, 06/01/30 (a)	300,000	272,088
1.75%, 09/01/31 (a)	245,000	212,591
5.00%, 02/15/33 (a)	385,000	394,995
4.50%, 01/15/34 (a)	290,000	285,653
5.00%, 03/01/35 (a)	165,000	167,069
3.81%, 11/21/47 (a)	200,000	151,882
2.80%, 06/01/50 (a)	275,000	178,635
5.25%, 03/01/54 (a)	210,000	196,997
Howmet Aerospace, Inc.
6.75%, 01/15/28	125,000	130,289
3.00%, 01/15/29 (a)	200,000	193,000
3.90%, 04/15/29 (a)	75,000	74,017
4.85%, 10/15/31 (a)	215,000	217,494
4.55%, 11/15/32 (a)	150,000	148,353
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 04/15/36 (a)	150,000	145,857
5.95%, 02/01/37	190,000	202,534
Hubbell, Inc.
3.15%, 08/15/27 (a)	155,000	152,593
3.50%, 02/15/28 (a)	190,000	187,351
2.30%, 03/15/31 (a)	145,000	131,495
4.80%, 11/15/35 (a)	120,000	116,909
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	210,000	206,760
2.04%, 08/16/28 (a)	195,000	184,883
5.35%, 01/15/30 (a)	100,000	101,971
4.20%, 05/01/30 (a)	250,000	245,577
5.75%, 01/15/35 (a)	150,000	155,259
IDEX Corp.
3.00%, 05/01/30 (a)	250,000	235,232
2.63%, 06/15/31 (a)	190,000	171,496
Illinois Tool Works, Inc.
4.88%, 09/15/41 (a)	185,000	175,484
3.90%, 09/01/42 (a)	350,000	292,435
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	200,000	201,808
5.40%, 08/14/28 (a)	150,000	153,468
5.18%, 06/15/29 (a)	245,000	250,848
5.31%, 06/15/31 (a)	150,000	154,020
5.70%, 08/14/33 (a)	325,000	337,681
5.45%, 06/15/34 (a)	200,000	204,410
5.70%, 06/15/54 (a)	150,000	146,885
John Deere Capital Corp.
4.90%, 06/11/27	170,000	171,726
4.20%, 07/15/27	250,000	250,787
2.80%, 09/08/27	300,000	294,750
4.15%, 09/15/27	395,000	395,829
3.05%, 01/06/28	250,000	245,880
4.75%, 01/20/28	325,000	329,504
4.90%, 03/03/28	255,000	259,496
1.50%, 03/06/28	185,000	176,466
4.25%, 06/05/28	405,000	406,656
4.95%, 07/14/28	450,000	458,829
4.50%, 01/16/29	250,000	252,447
3.45%, 03/07/29	375,000	368,055
3.35%, 04/18/29	270,000	263,269
4.85%, 06/11/29	200,000	203,752
2.80%, 07/18/29	325,000	310,872
4.85%, 10/11/29	175,000	179,786
2.45%, 01/09/30	300,000	282,102
4.55%, 06/05/30	230,000	231,580
4.70%, 06/10/30	250,000	253,495
4.38%, 10/15/30	170,000	169,903
1.45%, 01/15/31	200,000	175,728
4.90%, 03/07/31	270,000	275,659
2.00%, 06/17/31	110,000	97,693
4.40%, 09/08/31	350,000	349,727
3.90%, 06/07/32	150,000	145,500
5.15%, 09/08/33	215,000	221,889
5.10%, 04/11/34	325,000	331,243
5.05%, 06/12/34	275,000	279,543
Johnson Controls International PLC
6.00%, 01/15/36	187,000	198,901
4.63%, 07/02/44 (a)	130,000	113,299
4.50%, 02/15/47 (a)	110,000	92,953
4.95%, 07/02/64 (a)(g)	195,000	164,527
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	250,000	258,275
1.75%, 09/15/30 (a)	185,000	164,452
2.00%, 09/16/31 (a)	100,000	87,313
4.90%, 12/01/32 (a)	135,000	135,593

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kennametal, Inc.
4.63%, 06/15/28 (a)	95,000	95,401
2.80%, 03/01/31 (a)	135,000	122,145
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	620,000	620,461
5.05%, 06/01/29 (a)	225,000	228,935
2.90%, 12/15/29 (a)	65,000	61,391
1.80%, 01/15/31 (a)	290,000	254,008
5.25%, 06/01/31 (a)	185,000	189,516
5.40%, 07/31/33 (a)	455,000	467,226
5.35%, 06/01/34 (a)	285,000	290,187
4.85%, 04/27/35 (a)	100,000	98,173
6.15%, 12/15/40	100,000	106,543
5.05%, 04/27/45 (a)	150,000	139,602
5.60%, 07/31/53 (a)	150,000	146,058
5.50%, 08/15/54 (a)	180,000	172,528
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	190,000	185,983
4.40%, 03/15/29 (a)	236,000	230,662
3.50%, 11/15/51 (a)	220,000	137,009
Lennox International, Inc.
1.70%, 08/01/27 (a)	165,000	159,527
5.50%, 09/15/28 (a)	175,000	178,395
Lockheed Martin Corp.
5.10%, 11/15/27 (a)	315,000	320,431
4.15%, 08/15/28 (a)	150,000	150,153
4.50%, 02/15/29 (a)	175,000	176,444
1.85%, 06/15/30 (a)	170,000	153,709
4.40%, 08/15/30 (a)	220,000	220,317
4.70%, 12/15/31 (a)	155,000	157,083
3.90%, 06/15/32 (a)	300,000	291,591
5.25%, 01/15/33 (a)	300,000	312,765
4.75%, 02/15/34 (a)	300,000	300,975
4.80%, 08/15/34 (a)	250,000	250,102
3.60%, 03/01/35 (a)	150,000	136,863
5.00%, 08/15/35 (a)	220,000	222,110
4.50%, 05/15/36 (a)	160,000	155,610
6.15%, 09/01/36	265,000	291,007
5.72%, 06/01/40	190,000	201,810
4.07%, 12/15/42	400,000	338,800
3.80%, 03/01/45 (a)	350,000	276,720
4.70%, 05/15/46 (a)	425,000	377,782
2.80%, 06/15/50 (a)	165,000	103,133
4.09%, 09/15/52 (a)	465,000	364,207
4.15%, 06/15/53 (a)	350,000	276,493
5.70%, 11/15/54 (a)	300,000	300,561
5.20%, 02/15/55 (a)	135,000	125,723
4.30%, 06/15/62 (a)	290,000	226,977
5.90%, 11/15/63 (a)	245,000	250,713
5.20%, 02/15/64 (a)	225,000	204,503
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	215,000	212,577
3.50%, 12/15/27 (a)	150,000	147,872
2.50%, 03/15/30 (a)	150,000	138,866
2.40%, 07/15/31 (a)	300,000	267,384
5.15%, 12/01/34 (a)	225,000	225,409
4.25%, 12/15/47 (a)	200,000	160,280
3.20%, 07/15/51 (a)	325,000	211,650
5.50%, 12/01/54 (a)	200,000	188,866
Masco Corp.
1.50%, 02/15/28 (a)	225,000	213,104
2.00%, 10/01/30 (a)	180,000	160,169
2.00%, 02/15/31 (a)	150,000	132,444
4.50%, 05/15/47 (a)	175,000	144,541
3.13%, 02/15/51 (a)	85,000	54,500
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	285,000	293,296
3.63%, 05/15/30 (a)	175,000	167,797
Nordson Corp.
5.60%, 09/15/28 (a)	240,000	245,479
5.80%, 09/15/33 (a)	185,000	192,352
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	450,000	442,287
4.60%, 02/01/29 (a)	245,000	246,698
4.40%, 05/01/30 (a)	255,000	254,426
4.65%, 07/15/30 (a)	115,000	115,765
4.70%, 03/15/33 (a)	330,000	329,719
4.90%, 06/01/34 (a)	255,000	254,834
5.25%, 07/15/35 (a)	150,000	152,993
5.15%, 05/01/40 (a)	175,000	171,043
5.05%, 11/15/40	100,000	96,749
4.75%, 06/01/43	295,000	267,258
3.85%, 04/15/45 (a)	255,000	200,527
4.03%, 10/15/47 (a)	685,000	540,164
5.25%, 05/01/50 (a)	305,000	283,305
4.95%, 03/15/53 (a)	310,000	274,809
5.20%, 06/01/54 (a)	410,000	378,229
nVent Finance SARL
4.55%, 04/15/28 (a)	230,000	229,545
2.75%, 11/15/31 (a)	200,000	177,938
5.65%, 05/15/33 (a)	150,000	154,235
Oshkosh Corp.
4.60%, 05/15/28 (a)	100,000	100,082
3.10%, 03/01/30 (a)	230,000	216,373
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	250,000	245,157
5.25%, 08/16/28 (a)	200,000	204,150
2.57%, 02/15/30 (a)	450,000	417,820
5.13%, 09/04/35 (a)	175,000	174,624
3.11%, 02/15/40 (a)	265,000	201,816
3.36%, 02/15/50 (a)	275,000	188,345
Owens Corning
5.50%, 06/15/27 (a)	100,000	101,258
3.95%, 08/15/29 (a)	175,000	172,046
3.88%, 06/01/30 (a)	225,000	217,890
5.70%, 06/15/34 (a)	285,000	295,317
7.00%, 12/01/36	155,000	173,191
4.30%, 07/15/47 (a)	200,000	159,118
4.40%, 01/30/48 (a)	135,000	108,695
5.95%, 06/15/54 (a)	215,000	213,433
Parker-Hannifin Corp.
4.25%, 09/15/27 (a)	350,000	350,087
3.25%, 06/14/29 (a)	370,000	358,782
4.50%, 09/15/29 (a)	280,000	281,683
4.20%, 11/21/34 (a)	200,000	191,764
6.25%, 05/15/38	75,000	82,280
4.45%, 11/21/44 (a)	190,000	164,318
4.10%, 03/01/47 (a)	215,000	173,662
4.00%, 06/14/49 (a)	250,000	195,728
Pentair Finance SARL
4.50%, 07/01/29 (a)	325,000	323,349
Precision Castparts Corp.
3.90%, 01/15/43 (a)	175,000	145,177
4.38%, 06/15/45 (a)	129,000	110,138
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	400,000	410,436
6.30%, 02/15/30 (a)	275,000	288,370
6.40%, 04/15/33 (a)	410,000	433,300
Republic Services, Inc.
3.38%, 11/15/27 (a)	300,000	296,364
3.95%, 05/15/28 (a)	195,000	193,933

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 04/01/29 (a)	250,000	253,837
2.30%, 03/01/30 (a)	65,000	60,033
4.75%, 07/15/30 (a)	150,000	151,881
1.45%, 02/15/31 (a)	275,000	238,450
1.75%, 02/15/32 (a)	305,000	261,406
2.38%, 03/15/33 (a)	215,000	185,964
5.00%, 12/15/33 (a)	150,000	152,742
5.00%, 04/01/34 (a)	260,000	262,967
5.20%, 11/15/34 (a)	100,000	102,096
5.15%, 03/15/35 (a)	225,000	229,556
6.20%, 03/01/40	100,000	108,626
5.70%, 05/15/41 (a)	75,000	77,678
3.05%, 03/01/50 (a)	380,000	252,825
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	145,000	142,439
1.75%, 08/15/31 (a)	160,000	139,238
4.20%, 03/01/49 (a)	185,000	150,547
2.80%, 08/15/61 (a)	140,000	78,511
RTX Corp.
3.13%, 05/04/27 (a)	390,000	385,152
7.20%, 08/15/27	100,000	103,983
4.13%, 11/16/28 (a)	955,000	951,409
5.75%, 01/15/29 (a)	150,000	155,640
7.50%, 09/15/29	255,000	280,128
2.25%, 07/01/30 (a)	270,000	247,161
6.00%, 03/15/31 (a)	300,000	318,870
1.90%, 09/01/31 (a)	425,000	370,570
2.38%, 03/15/32 (a)	275,000	242,487
5.15%, 02/27/33 (a)	350,000	357,395
6.10%, 03/15/34 (a)	525,000	565,971
5.40%, 05/01/35	225,000	232,024
6.05%, 06/01/36	125,000	134,660
6.13%, 07/15/38	190,000	204,693
4.45%, 11/16/38 (a)	200,000	184,918
5.70%, 04/15/40	295,000	303,602
4.88%, 10/15/40 (e)	150,000	142,644
4.70%, 12/15/41	110,000	99,843
4.50%, 06/01/42	1,025,000	911,215
4.80%, 12/15/43 (a)	130,000	117,415
4.15%, 05/15/45 (a)	175,000	143,278
3.75%, 11/01/46 (a)	350,000	266,784
4.35%, 04/15/47 (a)	270,000	224,354
4.05%, 05/04/47 (a)	185,000	146,768
4.63%, 11/16/48 (a)	490,000	417,926
3.13%, 07/01/50 (a)	350,000	230,741
2.82%, 09/01/51 (a)	325,000	199,417
3.03%, 03/15/52 (a)	330,000	209,246
5.38%, 02/27/53 (a)	370,000	347,645
6.40%, 03/15/54 (a)	520,000	561,122
Snap-on, Inc.
4.10%, 03/01/48 (a)	115,000	91,917
3.10%, 05/01/50 (a)	200,000	133,024
Sonoco Products Co.
4.60%, 09/01/29 (a)	260,000	259,457
3.13%, 05/01/30 (a)	230,000	216,391
2.85%, 02/01/32 (a)	140,000	125,390
5.00%, 09/01/34 (a)	200,000	195,966
5.75%, 11/01/40 (a)	160,000	159,602
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	355,000	355,213
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	170,000	175,279
4.25%, 11/15/28 (a)	150,000	149,754
2.30%, 03/15/30 (a)	265,000	242,072
3.00%, 05/15/32 (a)	105,000	94,714
5.20%, 09/01/40	140,000	130,803
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 11/15/48 (a)	150,000	126,158
2.75%, 11/15/50 (a)	220,000	124,927
Textron, Inc.
3.38%, 03/01/28 (a)	225,000	221,080
3.90%, 09/17/29 (a)	225,000	220,327
3.00%, 06/01/30 (a)	125,000	117,804
2.45%, 03/15/31 (a)	150,000	135,293
6.10%, 11/15/33 (a)	125,000	131,906
5.50%, 05/15/35 (a)	100,000	101,750
Timken Co.
4.50%, 12/15/28 (a)	150,000	149,811
4.13%, 04/01/32 (a)	105,000	99,387
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	200,000	197,590
5.25%, 03/03/33 (a)	200,000	205,446
5.10%, 06/13/34 (a)	175,000	177,373
4.65%, 11/01/44 (a)	100,000	89,256
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	280,000	277,701
5.75%, 06/15/43	150,000	152,537
4.30%, 02/21/48 (a)	190,000	156,701
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	215,000	212,063
4.63%, 02/01/30 (a)	115,000	116,294
4.50%, 02/09/31 (a)	170,000	169,869
2.50%, 02/04/32 (a)	225,000	200,108
5.00%, 05/09/35 (a)	115,000	114,824
7.13%, 10/01/37	160,000	185,248
Valmont Industries, Inc.
5.00%, 10/01/44 (a)	140,000	123,710
5.25%, 10/01/54 (a)	100,000	90,476
Veralto Corp.
5.35%, 09/18/28 (a)	235,000	240,022
5.45%, 09/18/33 (a)	200,000	204,436
Vertiv Holdings Co.
4.85%, 03/15/36 (a)	175,000	170,275
5.65%, 03/15/46 (a)	150,000	143,139
5.80%, 03/15/56 (a)	150,000	144,302
5.95%, 03/15/66 (a)	150,000	143,621
Vontier Corp.
2.40%, 04/01/28 (a)	155,000	148,633
2.95%, 04/01/31 (a)	200,000	181,952
Vulcan Materials Co.
3.90%, 04/01/27 (a)	200,000	199,366
4.95%, 12/01/29 (a)	20,000	20,315
3.50%, 06/01/30 (a)	265,000	254,384
5.35%, 12/01/34 (a)	230,000	233,954
4.50%, 06/15/47 (a)	235,000	195,457
4.70%, 03/01/48 (a)	190,000	162,121
5.70%, 12/01/54 (a)	225,000	218,799
Waste Connections, Inc.
4.25%, 12/01/28 (a)	215,000	215,101
3.50%, 05/01/29 (a)	204,000	200,330
2.60%, 02/01/30 (a)	200,000	188,286
2.20%, 01/15/32 (a)	250,000	219,733
3.20%, 06/01/32 (a)	210,000	194,338
4.20%, 01/15/33 (a)	25,000	24,208
5.00%, 03/01/34 (a)	200,000	201,358
5.25%, 09/01/35 (a)	150,000	153,203
3.05%, 04/01/50 (a)	175,000	116,755
2.95%, 01/15/52 (a)	300,000	191,118
Waste Management, Inc.
4.95%, 07/03/27 (a)	155,000	156,517
3.15%, 11/15/27 (a)	310,000	305,505
1.15%, 03/15/28 (a)	280,000	264,401
4.50%, 03/15/28 (a)	300,000	301,998

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 01/15/29 (a)	250,000	247,602
4.88%, 02/15/29 (a)	200,000	203,358
2.00%, 06/01/29 (a)	90,000	83,935
4.63%, 02/15/30 (a)	370,000	373,582
1.50%, 03/15/31 (a)	295,000	256,541
4.95%, 07/03/31 (a)	235,000	240,426
4.80%, 03/15/32 (a)	225,000	228,593
4.15%, 04/15/32 (a)	230,000	225,729
4.63%, 02/15/33 (a)	195,000	195,394
4.88%, 02/15/34 (a)	375,000	379,556
4.95%, 03/15/35 (a)	500,000	501,775
2.95%, 06/01/41 (a)	250,000	186,890
4.10%, 03/01/45 (a)	215,000	179,366
4.15%, 07/15/49 (a)	200,000	162,956
2.50%, 11/15/50 (a)	225,000	134,201
5.35%, 10/15/54 (a)	395,000	376,909
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(f)	460,000	461,352
4.90%, 05/29/30 (a)	150,000	151,658
5.61%, 03/11/34 (a)	95,000	97,783
5.50%, 05/29/35 (a)	250,000	255,785
WW Grainger, Inc.
4.45%, 09/15/34 (a)	175,000	172,443
4.60%, 06/15/45 (a)	240,000	213,638
3.75%, 05/15/46 (a)	245,000	190,605
4.20%, 05/15/47 (a)	140,000	115,766
Xylem, Inc.
1.95%, 01/30/28 (a)	205,000	196,823
2.25%, 01/30/31 (a)	135,000	121,609
4.38%, 11/01/46 (a)	215,000	178,609
		129,716,050
Communications 1.7%
America Movil SAB de CV
3.63%, 04/22/29 (a)	335,000	326,005
2.88%, 05/07/30 (a)	545,000	507,662
5.00%, 01/20/33 (a)	200,000	200,276
6.38%, 03/01/35	315,000	341,973
6.13%, 11/15/37	240,000	252,283
6.13%, 03/30/40	690,000	720,077
4.38%, 07/16/42	385,000	331,385
4.38%, 04/22/49 (a)	210,000	172,360
American Tower Corp.
3.55%, 07/15/27 (a)	360,000	356,105
3.60%, 01/15/28 (a)	300,000	295,530
1.50%, 01/31/28 (a)	250,000	237,010
5.50%, 03/15/28 (a)	150,000	152,759
5.25%, 07/15/28 (a)	200,000	203,498
5.80%, 11/15/28 (a)	280,000	288,669
5.20%, 02/15/29 (a)	135,000	137,296
3.95%, 03/15/29 (a)	310,000	305,136
3.80%, 08/15/29 (a)	450,000	439,114
2.90%, 01/15/30 (a)	255,000	239,639
5.00%, 01/31/30 (a)	175,000	177,132
4.90%, 03/15/30 (a)	200,000	201,734
2.10%, 06/15/30 (a)	200,000	180,188
1.88%, 10/15/30 (a)	400,000	353,332
2.70%, 04/15/31 (a)	220,000	199,826
2.30%, 09/15/31 (a)	200,000	176,114
4.05%, 03/15/32 (a)	250,000	239,700
4.70%, 12/15/32 (a)	260,000	255,642
5.65%, 03/15/33 (a)	255,000	263,925
5.55%, 07/15/33 (a)	350,000	359,884
5.90%, 11/15/33 (a)	40,000	41,906
5.45%, 02/15/34 (a)	225,000	229,127
5.40%, 01/31/35 (a)	275,000	277,635
3.70%, 10/15/49 (a)	235,000	168,909
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.10%, 06/15/50 (a)	455,000	291,528
2.95%, 01/15/51 (a)	390,000	240,825
AppLovin Corp.
5.13%, 12/01/29 (a)	340,000	341,843
5.38%, 12/01/31 (a)	425,000	429,348
5.50%, 12/01/34 (a)	320,000	317,571
5.95%, 12/01/54 (a)	180,000	164,009
AT&T, Inc.
2.30%, 06/01/27 (a)	720,000	704,074
1.65%, 02/01/28 (a)	720,000	685,973
4.10%, 02/15/28 (a)	595,000	592,293
4.35%, 03/01/29 (a)	850,000	850,833
4.30%, 02/15/30 (a)	1,070,000	1,063,152
4.70%, 08/15/30 (a)	325,000	327,863
4.40%, 04/30/31 (a)	500,000	495,120
2.75%, 06/01/31 (a)	900,000	822,915
2.25%, 02/01/32 (a)	785,000	686,310
4.55%, 11/01/32 (a)	340,000	334,268
4.75%, 04/30/33 (a)	400,000	396,728
2.55%, 12/01/33 (a)	1,131,000	957,867
5.40%, 02/15/34 (a)	865,000	885,673
4.50%, 05/15/35 (a)	795,000	754,360
5.38%, 08/15/35 (a)	410,000	415,441
4.90%, 11/01/35 (a)	370,000	361,331
5.13%, 04/30/36 (a)	400,000	395,144
5.25%, 03/01/37 (a)	380,000	377,845
4.90%, 08/15/37 (a)	239,000	229,677
6.30%, 01/15/38	245,000	260,283
6.55%, 02/15/39	120,000	130,358
4.85%, 03/01/39 (a)	350,000	326,403
6.00%, 08/15/40 (a)	155,000	159,658
5.35%, 09/01/40	175,000	168,688
6.38%, 03/01/41	155,000	164,568
3.50%, 06/01/41 (a)	765,000	594,275
5.55%, 08/15/41	185,000	178,878
5.15%, 03/15/42	210,000	192,152
4.30%, 12/15/42 (a)	450,000	373,585
3.10%, 02/01/43 (a)	215,000	154,888
4.65%, 06/01/44 (a)	185,000	156,878
4.80%, 06/15/44 (a)	50,000	43,288
4.35%, 06/15/45 (a)	265,000	214,170
4.85%, 07/15/45 (a)	75,000	65,288
5.55%, 11/01/45 (a)	370,000	350,619
5.85%, 04/30/46 (a)	250,000	243,465
4.75%, 05/15/46 (a)	600,000	508,836
5.15%, 11/15/46 (a)	210,000	187,832
5.65%, 02/15/47 (a)	260,000	250,104
5.45%, 03/01/47 (a)	183,000	170,150
4.50%, 03/09/48 (a)	535,000	432,232
4.55%, 03/09/49 (a)	309,000	248,794
5.15%, 02/15/50 (a)	215,000	190,122
3.65%, 06/01/51 (a)	875,000	601,624
3.30%, 02/01/52 (a)	280,000	177,576
3.50%, 09/15/53 (a)	2,270,000	1,488,825
5.70%, 11/01/54 (a)	485,000	455,337
3.55%, 09/15/55 (a)	2,265,000	1,474,334
6.00%, 04/30/56 (a)	500,000	489,655
6.05%, 08/15/56 (a)	400,000	394,224
5.70%, 03/01/57 (a)	165,000	156,372
3.80%, 12/01/57 (a)	1,780,000	1,202,052
3.65%, 09/15/59 (a)	2,055,000	1,329,318
3.85%, 06/01/60 (a)	565,000	380,070
3.50%, 02/01/61 (a)	350,000	218,309
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	235,000	201,987
5.10%, 05/11/33 (a)	325,000	325,917
5.20%, 02/15/34 (a)	210,000	210,874
4.46%, 04/01/48 (a)	400,000	324,296

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.30%, 07/29/49 (a)	180,000	141,224
3.65%, 03/17/51 (a)	130,000	92,037
3.20%, 02/15/52 (a)	125,000	81,311
3.65%, 08/15/52 (a)	160,000	110,123
5.55%, 02/15/54 (a)	220,000	206,587
British Telecommunications PLC
5.13%, 12/04/28 (a)	225,000	228,467
9.63%, 12/15/30 (f)	820,000	979,974
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	500,000	491,430
4.20%, 03/15/28 (a)	315,000	312,197
2.25%, 01/15/29 (a)	370,000	345,865
5.05%, 03/30/29 (a)	375,000	376,980
6.10%, 06/01/29 (a)	400,000	414,432
2.80%, 04/01/31 (a)	470,000	421,989
2.30%, 02/01/32 (a)	315,000	270,059
4.40%, 04/01/33 (a)	405,000	378,412
6.65%, 02/01/34 (a)	365,000	381,060
6.55%, 06/01/34 (a)	450,000	467,491
6.38%, 10/23/35 (a)	710,000	723,163
5.85%, 12/01/35 (a)	370,000	364,106
5.38%, 04/01/38 (a)	315,000	283,185
3.50%, 06/01/41 (a)	500,000	351,220
3.50%, 03/01/42 (a)	380,000	260,384
6.48%, 10/23/45 (a)	1,000,000	922,080
5.38%, 05/01/47 (a)	795,000	641,311
5.75%, 04/01/48 (a)	755,000	632,411
5.13%, 07/01/49 (a)	420,000	322,850
4.80%, 03/01/50 (a)	960,000	713,654
3.70%, 04/01/51 (a)	745,000	462,667
3.90%, 06/01/52 (a)	705,000	449,247
5.25%, 04/01/53 (a)	460,000	360,884
6.83%, 10/23/55 (a)	145,000	138,153
6.70%, 12/01/55 (a)	220,000	210,560
3.85%, 04/01/61 (a)	640,000	374,938
4.40%, 12/01/61 (a)	450,000	290,363
3.95%, 06/30/62 (a)	445,000	262,813
5.50%, 04/01/63 (a)	350,000	271,068
Comcast Corp.
3.30%, 04/01/27 (a)	200,000	197,996
3.15%, 02/15/28 (a)	350,000	343,462
3.55%, 05/01/28 (a)	200,000	197,188
4.15%, 10/15/28 (a)	1,020,000	1,016,461
4.55%, 01/15/29 (a)	250,000	251,955
5.10%, 06/01/29 (a)	180,000	184,284
2.65%, 02/01/30 (a)	525,000	491,878
3.40%, 04/01/30 (a)	500,000	480,290
4.25%, 10/15/30 (a)	425,000	420,703
1.95%, 01/15/31 (a)	475,000	421,695
1.50%, 02/15/31 (a)	505,000	438,032
4.95%, 05/15/32 (a)	200,000	202,096
5.50%, 11/15/32 (a)	330,000	343,418
4.25%, 01/15/33	570,000	551,435
4.65%, 02/15/33 (a)	330,000	327,073
7.05%, 03/15/33	250,000	281,210
4.80%, 05/15/33 (a)	300,000	298,971
5.30%, 06/01/34 (a)	350,000	355,561
4.20%, 08/15/34 (a)	340,000	320,382
5.30%, 05/15/35 (a)(c)	200,000	203,736
5.65%, 06/15/35	300,000	310,566
4.40%, 08/15/35 (a)	230,000	217,288
6.50%, 11/15/35	320,000	350,230
3.20%, 07/15/36 (a)	315,000	264,241
5.17%, 01/15/37 (a)(e)	381,000	371,330
6.45%, 03/15/37	290,000	314,795
6.95%, 08/15/37	150,000	168,006
3.90%, 03/01/38 (a)	395,000	340,127
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 10/15/38 (a)	300,000	274,596
6.55%, 07/01/39	190,000	205,614
3.25%, 11/01/39 (a)	405,000	312,644
3.75%, 04/01/40 (a)	350,000	284,057
4.65%, 07/15/42	195,000	168,221
4.75%, 03/01/44	240,000	204,538
4.60%, 08/15/45 (a)	250,000	208,745
3.40%, 07/15/46 (a)	520,000	355,696
4.00%, 08/15/47 (a)	341,000	253,452
3.97%, 11/01/47 (a)	608,000	448,965
4.00%, 03/01/48 (a)	365,000	269,301
4.70%, 10/15/48 (a)	600,000	491,718
4.00%, 11/01/49 (a)	705,000	513,289
3.45%, 02/01/50 (a)	585,000	384,035
2.80%, 01/15/51 (a)	540,000	309,209
2.89%, 11/01/51 (a)	1,653,000	956,327
2.45%, 08/15/52 (a)	480,000	250,579
4.05%, 11/01/52 (a)	338,000	242,961
5.35%, 05/15/53 (a)	495,000	438,412
5.65%, 06/01/54 (a)	285,000	263,534
6.05%, 05/15/55 (a)(c)	205,000	203,163
2.94%, 11/01/56 (a)	1,898,000	1,055,041
4.95%, 10/15/58 (a)	330,000	270,491
2.65%, 08/15/62 (a)	430,000	212,781
2.99%, 11/01/63 (a)	1,195,000	635,465
5.50%, 05/15/64 (a)	415,000	367,549
Crown Castle, Inc.
3.65%, 09/01/27 (a)	320,000	316,214
5.00%, 01/11/28 (a)	320,000	322,477
3.80%, 02/15/28 (a)	300,000	295,911
4.80%, 09/01/28 (a)	280,000	281,602
4.30%, 02/15/29 (a)	165,000	163,150
5.60%, 06/01/29 (a)	200,000	204,880
4.90%, 09/01/29 (a)	185,000	186,010
3.10%, 11/15/29 (a)	185,000	174,690
3.30%, 07/01/30 (a)	270,000	253,279
2.25%, 01/15/31 (a)	350,000	309,701
2.10%, 04/01/31 (a)	300,000	261,519
2.50%, 07/15/31 (a)	260,000	229,258
5.10%, 05/01/33 (a)	230,000	227,114
5.80%, 03/01/34 (a)	200,000	205,030
5.20%, 09/01/34 (a)	200,000	197,902
2.90%, 04/01/41 (a)	440,000	311,410
4.75%, 05/15/47 (a)	140,000	116,617
5.20%, 02/15/49 (a)	125,000	109,049
4.00%, 11/15/49 (a)	140,000	101,538
4.15%, 07/01/50 (a)	155,000	116,332
3.25%, 01/15/51 (a)	280,000	179,052
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	1,100,000	1,264,109
9.25%, 06/01/32	190,000	233,373
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	270,000	248,748
2.95%, 02/15/51 (a)(c)	190,000	154,466
Fox Corp.
4.71%, 01/25/29 (a)	560,000	561,977
3.50%, 04/08/30 (a)	200,000	192,058
6.50%, 10/13/33 (a)	400,000	429,424
5.48%, 01/25/39 (a)	415,000	402,185
5.58%, 01/25/49 (a)	540,000	497,896
Frontier Communications Holdings LLC
5.88%, 11/01/29 (a)	390,000	392,785
Frontier Florida LLC
6.86%, 02/01/28	75,000	77,491
Koninklijke KPN NV
8.38%, 10/01/30	300,000	345,525

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	810,000	804,792
4.60%, 05/15/28 (a)	510,000	515,651
4.30%, 08/15/29 (a)	300,000	301,260
4.80%, 05/15/30 (a)	320,000	325,050
4.20%, 11/15/30 (a)	1,230,000	1,217,675
4.55%, 08/15/31 (a)	375,000	377,122
3.85%, 08/15/32 (a)	1,280,000	1,221,466
4.60%, 11/15/32 (a)	1,280,000	1,267,021
4.95%, 05/15/33 (a)	575,000	580,025
4.75%, 08/15/34 (a)	695,000	687,779
4.88%, 11/15/35 (a)	2,000,000	1,962,840
5.50%, 11/15/45 (a)	1,370,000	1,298,212
4.45%, 08/15/52 (a)	800,000	629,608
5.60%, 05/15/53 (a)	795,000	743,468
5.40%, 08/15/54 (a)	1,000,000	906,060
5.63%, 11/15/55 (a)	1,970,000	1,847,781
4.65%, 08/15/62 (a)	455,000	352,939
5.75%, 05/15/63 (a)	510,000	474,749
5.55%, 08/15/64 (a)	1,060,000	954,954
5.75%, 11/15/65 (a)	1,360,000	1,262,338
NBCUniversal Media LLC
6.40%, 04/30/40	105,000	111,716
5.95%, 04/01/41	195,000	196,424
4.45%, 01/15/43	225,000	187,119
Netflix, Inc.
4.88%, 04/15/28	510,000	516,742
5.88%, 11/15/28	530,000	551,645
6.38%, 05/15/29	280,000	296,786
4.90%, 08/15/34 (a)	300,000	302,562
5.40%, 08/15/54 (a)	225,000	218,072
Omnicom Group, Inc.
4.65%, 10/01/28 (a)	140,000	140,252
4.20%, 03/02/29 (a)	125,000	123,638
4.75%, 03/30/30 (a)	275,000	276,477
2.45%, 04/30/30 (a)	175,000	160,715
4.20%, 06/01/30 (a)	185,000	181,840
2.40%, 03/01/31 (a)	200,000	179,218
2.60%, 08/01/31 (a)	260,000	232,900
5.00%, 06/02/33 (a)	200,000	195,368
5.30%, 11/01/34 (a)	155,000	153,439
5.30%, 06/02/36 (a)	150,000	144,791
3.38%, 03/01/41 (a)	145,000	107,316
5.40%, 10/01/48 (a)	265,000	230,855
Orange SA
9.00%, 03/01/31	820,000	969,207
5.38%, 01/13/42	250,000	242,005
5.50%, 02/06/44 (a)	180,000	175,221
Rogers Communications, Inc.
5.00%, 02/15/29 (a)	370,000	373,792
3.80%, 03/15/32 (a)	550,000	513,975
5.30%, 02/15/34 (a)	400,000	398,380
7.50%, 08/15/38	100,000	114,076
4.50%, 03/15/42 (a)	165,000	139,451
4.50%, 03/15/43 (a)	115,000	95,474
5.45%, 10/01/43 (a)	225,000	208,672
5.00%, 03/15/44 (a)	305,000	267,997
4.30%, 02/15/48 (a)	220,000	172,929
4.35%, 05/01/49 (a)	245,000	193,356
3.70%, 11/15/49 (a)	165,000	120,980
4.55%, 03/15/52 (a)	625,000	495,250
Sprint Capital Corp.
6.88%, 11/15/28	800,000	845,808
8.75%, 03/15/32	575,000	684,601
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	100,000	99,102
4.95%, 03/28/28 (a)	305,000	307,766
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.40%, 06/12/29 (a)	225,000	229,970
4.00%, 04/14/32 (a)	250,000	238,523
5.60%, 06/12/34 (a)	95,000	96,678
TCI Communications, Inc.
7.13%, 02/15/28	180,000	189,061
Telefonica Emisiones SA
7.05%, 06/20/36	560,000	618,918
4.67%, 03/06/38	200,000	180,786
5.21%, 03/08/47	795,000	692,699
4.90%, 03/06/48	400,000	331,260
5.52%, 03/01/49 (a)	450,000	406,692
Telefonica Europe BV
8.25%, 09/15/30	400,000	453,092
TELUS Corp.
3.70%, 09/15/27 (a)	160,000	158,147
3.40%, 05/13/32 (a)	320,000	292,080
4.60%, 11/16/48 (a)	210,000	174,787
4.30%, 06/15/49 (a)	100,000	79,217
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	290,000	329,025
Time Warner Cable LLC
6.55%, 05/01/37	465,000	469,073
7.30%, 07/01/38	505,000	529,013
6.75%, 06/15/39	450,000	447,120
5.88%, 11/15/40 (a)	375,000	339,083
5.50%, 09/01/41 (a)	410,000	353,104
4.50%, 09/15/42 (a)	335,000	251,964
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	1,200,000	1,192,884
2.05%, 02/15/28 (a)	600,000	575,622
4.95%, 03/15/28 (a)	295,000	298,269
4.80%, 07/15/28 (a)	305,000	307,980
4.85%, 01/15/29 (a)	460,000	465,198
2.63%, 02/15/29 (a)	360,000	342,338
2.40%, 03/15/29 (a)	200,000	188,848
3.38%, 04/15/29 (a)	755,000	732,093
4.20%, 10/01/29 (a)	200,000	198,688
3.88%, 04/15/30 (a)	1,870,000	1,821,118
2.55%, 02/15/31 (a)	850,000	772,599
2.88%, 02/15/31 (a)	375,000	345,495
3.50%, 04/15/31 (a)	775,000	733,855
2.25%, 11/15/31 (a)	380,000	334,123
2.70%, 03/15/32 (a)	375,000	333,743
5.13%, 05/15/32 (a)	450,000	456,772
4.63%, 01/15/33 (a)	250,000	245,648
5.20%, 01/15/33 (a)	275,000	280,077
5.05%, 07/15/33 (a)	730,000	734,716
6.70%, 12/15/33	210,000	231,233
5.75%, 01/15/34 (a)	325,000	339,488
5.15%, 04/15/34 (a)	415,000	418,341
4.70%, 01/15/35 (a)	200,000	193,550
5.30%, 05/15/35 (a)	350,000	353,496
4.95%, 11/15/35 (a)	350,000	343,903
5.00%, 02/15/36 (a)	360,000	354,463
4.38%, 04/15/40 (a)	615,000	540,763
3.00%, 02/15/41 (a)	650,000	475,624
4.50%, 04/15/50 (a)	905,000	731,321
3.30%, 02/15/51 (a)	895,000	586,100
3.40%, 10/15/52 (a)	900,000	590,022
5.65%, 01/15/53 (a)	565,000	535,304
5.75%, 01/15/54 (a)	400,000	383,936
6.00%, 06/15/54 (a)	345,000	341,515
5.50%, 01/15/55 (a)	250,000	230,330
5.25%, 06/15/55 (a)	325,000	289,250
5.88%, 11/15/55 (a)	395,000	385,307
5.70%, 01/15/56 (a)	340,000	324,105
5.85%, 02/15/56 (a)	295,000	286,516

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.60%, 11/15/60 (a)	595,000	386,583
5.80%, 09/15/62 (a)	285,000	273,871
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	295,000	291,351
7.00%, 03/01/32	190,000	212,944
4.38%, 08/16/41	150,000	133,310
4.13%, 12/01/41	220,000	188,351
4.13%, 06/01/44	300,000	246,966
3.00%, 07/30/46	190,000	129,780
Verizon Communications, Inc.
2.10%, 03/22/28 (a)	720,000	691,438
4.33%, 09/21/28	824,000	824,354
3.88%, 02/08/29 (a)	265,000	262,493
4.02%, 12/03/29 (a)	1,132,000	1,117,069
3.15%, 03/22/30 (a)	425,000	404,719
1.50%, 09/18/30 (a)	395,000	346,743
1.68%, 10/30/30 (a)	398,000	351,629
7.75%, 12/01/30	155,000	175,049
1.75%, 01/20/31 (a)	610,000	535,671
2.55%, 03/21/31 (a)	1,300,000	1,180,530
2.36%, 03/15/32 (a)	1,315,000	1,148,179
4.75%, 01/15/33 (a)	610,000	602,887
5.05%, 05/09/33 (a)	350,000	354,882
4.50%, 08/10/33	610,000	592,200
6.40%, 09/15/33	235,000	255,746
4.40%, 11/01/34 (a)	700,000	666,323
4.78%, 02/15/35 (a)	622,000	603,632
5.25%, 04/02/35 (a)	650,000	651,066
5.85%, 09/15/35	150,000	157,455
4.27%, 01/15/36	450,000	416,524
5.00%, 01/15/36 (a)	680,000	666,033
5.25%, 03/16/37	465,000	460,085
5.40%, 07/02/37 (a)	721,000	719,277
4.81%, 03/15/39	400,000	373,364
2.65%, 11/20/40 (a)	905,000	635,853
3.40%, 03/22/41 (a)	1,090,000	838,951
2.85%, 09/03/41 (a)	490,000	344,759
4.75%, 11/01/41	135,000	121,643
3.85%, 11/01/42 (a)	221,000	176,484
6.55%, 09/15/43	235,000	252,362
5.75%, 11/30/45 (a)	460,000	448,247
4.13%, 08/15/46	305,000	243,033
4.86%, 08/21/46	725,000	633,679
5.50%, 03/16/47	145,000	136,548
4.52%, 09/15/48	465,000	381,481
5.01%, 04/15/49	50,000	44,117
4.00%, 03/22/50 (a)	515,000	389,062
2.88%, 11/20/50 (a)	870,000	528,899
3.55%, 03/22/51 (a)	1,350,000	942,745
3.88%, 03/01/52 (a)	275,000	200,945
5.50%, 02/23/54 (a)	310,000	292,429
5.01%, 08/21/54	280,000	242,301
4.67%, 03/15/55	250,000	203,885
5.88%, 11/30/55 (a)	1,000,000	973,090
2.99%, 10/30/56 (a)	1,130,000	665,400
3.00%, 11/20/60 (a)	625,000	359,294
3.70%, 03/22/61 (a)	1,080,000	719,086
6.00%, 11/30/65 (a)	610,000	593,469
Vodafone Group PLC
7.88%, 02/15/30	135,000	151,072
6.25%, 11/30/32	195,000	208,853
6.15%, 02/27/37	405,000	434,196
5.00%, 05/30/38	225,000	219,798
4.38%, 02/19/43	190,000	159,530
5.25%, 05/30/48	425,000	383,095
4.88%, 06/19/49	350,000	298,046
4.25%, 09/17/50	310,000	238,957
5.63%, 02/10/53 (a)	260,000	243,303
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 06/28/54 (a)	550,000	520,294
5.13%, 06/19/59	75,000	65,835
5.75%, 02/10/63 (a)	145,000	135,050
5.88%, 06/28/64 (a)	300,000	284,877
Walt Disney Co.
2.20%, 01/13/28	300,000	290,751
3.75%, 03/14/29	300,000	296,547
2.00%, 09/01/29 (a)	650,000	605,416
3.80%, 03/22/30	375,000	368,497
2.65%, 01/13/31	650,000	603,369
4.00%, 03/14/31	475,000	467,666
6.55%, 03/15/33	130,000	144,672
6.20%, 12/15/34	325,000	358,530
6.40%, 12/15/35	300,000	333,009
4.63%, 03/14/36	300,000	292,143
6.15%, 03/01/37	130,000	142,063
6.65%, 11/15/37	365,000	411,162
4.63%, 03/23/40 (a)	250,000	234,548
3.50%, 05/13/40 (a)	550,000	450,675
6.15%, 02/15/41	220,000	234,887
5.40%, 10/01/43	190,000	186,493
4.75%, 09/15/44 (a)	185,000	165,018
4.95%, 10/15/45 (a)	135,000	124,008
7.75%, 12/01/45	325,000	404,462
4.75%, 11/15/46 (a)	155,000	137,018
2.75%, 09/01/49 (a)	635,000	394,195
4.70%, 03/23/50 (a)	550,000	479,748
3.60%, 01/13/51 (a)	805,000	583,609
3.80%, 05/13/60 (a)	475,000	338,960
Weibo Corp.
3.38%, 07/08/30 (a)	275,000	258,616
WPP LLC
6.50%, 03/30/36 (a)	150,000	147,911
		170,689,142
Consumer Cyclical 1.8%
Airbnb, Inc.
4.40%, 03/16/29 (a)	250,000	249,718
4.65%, 03/16/31 (a)	250,000	249,595
5.25%, 03/16/36 (a)	250,000	250,158
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	755,000	745,812
4.88%, 05/26/30 (a)	330,000	337,399
2.13%, 02/09/31 (a)	475,000	429,039
4.50%, 11/28/34 (a)	270,000	264,055
5.25%, 05/26/35 (a)	350,000	359,870
4.00%, 12/06/37 (a)	355,000	322,269
2.70%, 02/09/41 (a)	420,000	309,124
4.20%, 12/06/47 (a)	530,000	436,572
3.15%, 02/09/51 (a)	565,000	377,849
5.63%, 11/26/54 (a)	200,000	199,654
4.40%, 12/06/57 (a)	300,000	245,514
3.25%, 02/09/61 (a)	310,000	197,870
Amazon.com, Inc.
3.30%, 04/13/27 (a)	635,000	630,612
1.20%, 06/03/27 (a)	300,000	290,514
3.15%, 08/22/27 (a)	1,145,000	1,131,306
4.55%, 12/01/27 (a)	625,000	630,531
3.85%, 03/13/28	1,000,000	996,030
1.65%, 05/12/28 (a)	700,000	666,442
3.90%, 11/20/28 (a)	785,000	781,648
4.00%, 03/13/29 (a)	1,000,000	994,970
3.45%, 04/13/29 (a)	530,000	519,607
4.65%, 12/01/29 (a)	590,000	598,885
1.50%, 06/03/30 (a)	670,000	599,308
4.10%, 11/20/30 (a)	760,000	751,458
4.25%, 03/13/31 (a)	1,500,000	1,489,035

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.10%, 05/12/31 (a)	940,000	842,484
3.60%, 04/13/32 (a)	785,000	748,631
4.70%, 12/01/32 (a)	685,000	692,816
4.55%, 03/13/33 (a)	1,250,000	1,238,425
4.35%, 03/20/33 (a)	460,000	451,757
4.80%, 12/05/34 (a)	420,000	424,775
4.65%, 11/20/35 (a)	1,070,000	1,048,258
4.88%, 03/13/36 (a)	1,750,000	1,734,407
3.88%, 08/22/37 (a)	805,000	725,732
2.88%, 05/12/41 (a)	850,000	630,215
4.95%, 12/05/44 (a)	450,000	420,993
5.65%, 03/13/46 (a)	1,000,000	997,300
4.05%, 08/22/47 (a)	1,045,000	836,961
2.50%, 06/03/50 (a)	800,000	467,072
3.10%, 05/12/51 (a)	965,000	630,849
3.95%, 04/13/52 (a)	750,000	575,482
5.45%, 11/20/55 (a)	955,000	914,785
5.80%, 03/13/56 (a)	1,500,000	1,497,015
4.25%, 08/22/57 (a)	735,000	574,410
2.70%, 06/03/60 (a)	730,000	399,449
3.25%, 05/12/61 (a)	600,000	372,306
4.10%, 04/13/62 (a)	390,000	290,780
5.55%, 11/20/65 (a)	635,000	599,313
5.95%, 03/13/66 (a)	1,000,000	1,003,370
6.05%, 03/13/76 (a)	1,000,000	994,770
American Honda Finance Corp.
4.55%, 07/09/27	260,000	260,218
4.90%, 07/09/27	205,000	206,002
4.45%, 10/22/27	200,000	199,820
3.50%, 02/15/28	200,000	196,238
4.55%, 03/03/28	200,000	200,088
2.00%, 03/24/28	310,000	295,328
5.13%, 07/07/28	335,000	338,668
4.25%, 09/01/28	185,000	183,566
5.65%, 11/15/28	295,000	302,413
4.15%, 01/08/29	220,000	217,287
2.25%, 01/12/29	350,000	328,146
4.90%, 03/13/29	200,000	201,352
4.40%, 09/05/29	200,000	198,270
4.80%, 03/05/30	150,000	150,119
4.60%, 04/17/30	235,000	233,134
4.50%, 09/04/30	190,000	187,245
5.85%, 10/04/30	75,000	77,871
4.45%, 01/08/31	160,000	156,920
1.80%, 01/13/31	200,000	173,012
5.05%, 07/10/31	300,000	300,873
4.85%, 10/23/31	230,000	227,994
5.15%, 07/09/32	220,000	220,367
4.90%, 01/10/34	250,000	243,275
5.20%, 03/05/35	150,000	147,182
5.10%, 01/08/36	210,000	202,719
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29 (a)	200,000	203,746
3.25%, 03/01/32 (a)	295,000	277,194
5.15%, 09/13/34 (a)	200,000	204,650
3.10%, 12/01/51 (a)	520,000	321,246
4.15%, 05/01/52 (a)	330,000	247,484
5.75%, 09/13/54 (a)	270,000	260,499
AutoNation, Inc.
3.80%, 11/15/27 (a)	210,000	207,310
1.95%, 08/01/28 (a)	195,000	183,713
4.45%, 01/15/29 (a)	180,000	178,571
4.75%, 06/01/30 (a)	280,000	278,452
2.40%, 08/01/31 (a)	150,000	131,186
3.85%, 03/01/32 (a)	165,000	153,513
AutoZone, Inc.
3.75%, 06/01/27 (a)	200,000	198,632
6.25%, 11/01/28 (a)	270,000	281,972
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 04/18/29 (a)	210,000	205,678
5.10%, 07/15/29 (a)	175,000	178,010
4.00%, 04/15/30 (a)	280,000	273,613
1.65%, 01/15/31 (a)	150,000	130,370
4.75%, 08/01/32 (a)	225,000	223,322
4.75%, 02/01/33 (a)	220,000	217,248
6.55%, 11/01/33 (a)	200,000	217,884
5.40%, 07/15/34 (a)	340,000	345,627
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	295,000	295,310
1.95%, 10/01/30 (a)	200,000	178,126
Block Financial LLC
2.50%, 07/15/28 (a)	200,000	188,962
3.88%, 08/15/30 (a)	200,000	188,578
5.38%, 09/15/32 (a)	100,000	97,146
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	155,000	153,177
BorgWarner, Inc.
2.65%, 07/01/27 (a)	325,000	318,097
4.95%, 08/15/29 (a)	150,000	151,776
5.40%, 08/15/34 (a)	170,000	172,300
4.38%, 03/15/45 (a)	150,000	123,020
California Endowment
2.50%, 04/01/51 (a)	200,000	117,722
CBRE Services, Inc.
4.80%, 06/15/30 (a)	250,000	250,605
2.50%, 04/01/31 (a)	200,000	178,998
4.90%, 01/15/33 (a)	230,000	227,461
5.95%, 08/15/34 (a)	300,000	312,633
5.50%, 06/15/35 (a)	250,000	252,647
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	185,000	177,330
3.70%, 01/15/31 (a)	220,000	206,556
5.85%, 08/01/34 (a)	125,000	126,048
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	500,000	495,590
1.38%, 06/20/27 (a)	300,000	290,976
1.60%, 04/20/30 (a)	400,000	361,888
1.75%, 04/20/32 (a)	450,000	389,250
Cummins, Inc.
4.90%, 02/20/29 (a)	170,000	172,946
1.50%, 09/01/30 (a)	295,000	261,308
4.70%, 02/15/31 (a)	200,000	202,172
5.15%, 02/20/34 (a)	200,000	203,414
5.30%, 05/09/35 (a)	300,000	306,084
4.88%, 10/01/43 (a)	190,000	178,127
2.60%, 09/01/50 (a)	240,000	142,819
5.45%, 02/20/54 (a)	335,000	324,317
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	180,000	178,843
4.55%, 10/15/29 (a)	310,000	309,560
6.30%, 10/10/33 (a)(c)	100,000	107,099
4.55%, 02/15/48 (a)	85,000	68,202
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(e)	165,000	160,665
3.15%, 01/15/32 (a)	215,000	195,669
4.10%, 01/15/52 (a)	230,000	163,022
Dollar General Corp.
4.13%, 05/01/28 (a)	185,000	183,884
5.20%, 07/05/28 (a)	75,000	75,947
3.50%, 04/03/30 (a)	300,000	285,981
5.00%, 11/01/32 (a)	230,000	228,891
5.45%, 07/05/33 (a)	300,000	303,744
4.13%, 04/03/50 (a)	145,000	109,363
5.50%, 11/01/52 (a)	130,000	120,956

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	325,000	322,946
2.65%, 12/01/31 (a)	260,000	231,514
3.38%, 12/01/51 (a)	165,000	106,945
DR Horton, Inc.
1.40%, 10/15/27 (a)	225,000	215,602
4.85%, 10/15/30 (a)	160,000	161,408
5.00%, 10/15/34 (a)	200,000	197,526
5.50%, 10/15/35 (a)	200,000	203,192
eBay, Inc.
3.60%, 06/05/27 (a)	300,000	297,414
5.95%, 11/22/27 (a)	175,000	179,062
4.25%, 03/06/29 (a)	180,000	179,219
2.70%, 03/11/30 (a)	225,000	209,714
2.60%, 05/10/31 (a)	250,000	225,748
6.30%, 11/22/32 (a)	130,000	140,191
5.13%, 11/06/35 (a)	120,000	118,434
4.00%, 07/15/42 (a)	225,000	180,790
3.65%, 05/10/51 (a)	345,000	243,918
Expedia Group, Inc.
4.63%, 08/01/27 (a)	225,000	225,209
3.80%, 02/15/28 (a)	280,000	276,352
3.25%, 02/15/30 (a)	400,000	378,492
2.95%, 03/15/31 (a)	255,000	233,881
5.40%, 02/15/35 (a)	300,000	297,789
Ford Foundation
2.42%, 06/01/50 (a)	155,000	92,481
2.82%, 06/01/70 (a)(c)	225,000	128,257
Ford Motor Co.
6.63%, 10/01/28	200,000	206,930
9.63%, 04/22/30 (a)	200,000	227,728
7.45%, 07/16/31	265,000	286,253
3.25%, 02/12/32 (a)	680,000	591,036
6.10%, 08/19/32 (a)	610,000	615,057
4.75%, 01/15/43	610,000	460,892
7.40%, 11/01/46	125,000	126,781
5.29%, 12/08/46 (a)	410,000	321,280
Ford Motor Credit Co. LLC
5.85%, 05/17/27 (a)	450,000	453,343
4.95%, 05/28/27 (a)	450,000	449,878
4.13%, 08/17/27 (a)	495,000	488,837
3.82%, 11/02/27 (a)	325,000	318,740
7.35%, 11/04/27 (a)	505,000	521,175
2.90%, 02/16/28 (a)	315,000	302,520
5.92%, 03/20/28 (a)	250,000	253,255
6.80%, 05/12/28 (a)	470,000	484,246
6.80%, 11/07/28 (a)	450,000	466,371
2.90%, 02/10/29 (a)	225,000	210,400
5.80%, 03/08/29 (a)	460,000	465,497
4.97%, 04/06/29 (a)	470,000	464,322
5.11%, 05/03/29 (a)	560,000	555,150
5.30%, 09/06/29 (a)	465,000	462,921
5.88%, 11/07/29 (a)	350,000	354,249
7.35%, 03/06/30 (a)	330,000	348,483
7.20%, 06/10/30 (a)	350,000	368,669
5.73%, 09/05/30 (a)	370,000	369,826
4.00%, 11/13/30 (a)	635,000	591,763
6.05%, 03/05/31 (a)	380,000	383,937
5.42%, 04/09/31 (a)	400,000	392,780
3.63%, 06/17/31 (a)	280,000	252,476
6.05%, 11/05/31 (a)	280,000	281,218
6.53%, 03/19/32 (a)	200,000	205,308
5.75%, 04/06/33 (a)	320,000	314,173
7.12%, 11/07/33 (a)	340,000	357,384
6.13%, 03/08/34 (a)	480,000	475,800
6.50%, 02/07/35 (a)	365,000	368,384
5.87%, 10/31/35 (a)	270,000	259,710
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
General Motors Co.
4.20%, 10/01/27 (a)	335,000	333,385
6.80%, 10/01/27 (a)	300,000	308,622
5.35%, 04/15/28 (a)	200,000	202,942
5.00%, 10/01/28 (a)	300,000	302,388
5.40%, 10/15/29 (a)	375,000	383,426
5.63%, 04/15/30 (a)	200,000	205,644
5.60%, 10/15/32 (a)	480,000	491,578
5.00%, 04/01/35	350,000	335,681
6.60%, 04/01/36 (a)	435,000	463,066
5.15%, 04/01/38 (a)	300,000	281,271
6.25%, 10/02/43	430,000	423,498
5.20%, 04/01/45	365,000	317,065
6.75%, 04/01/46 (a)	250,000	259,012
5.40%, 04/01/48 (a)	290,000	254,313
5.95%, 04/01/49 (a)	280,000	262,170
General Motors Financial Co., Inc.
5.00%, 04/09/27 (a)	400,000	401,908
5.40%, 05/08/27	300,000	302,790
5.00%, 07/15/27	200,000	201,174
5.35%, 07/15/27	300,000	302,868
2.70%, 08/20/27 (a)	300,000	292,746
3.85%, 01/05/28 (a)	200,000	197,608
6.00%, 01/09/28 (a)	300,000	306,789
5.05%, 04/04/28	350,000	353,167
2.40%, 04/10/28 (a)	325,000	311,746
5.80%, 06/23/28 (a)	270,000	276,618
2.40%, 10/15/28 (a)	395,000	374,424
4.20%, 10/27/28	500,000	495,115
5.80%, 01/07/29 (a)	500,000	514,735
5.65%, 01/17/29 (a)	150,000	153,495
4.30%, 04/06/29 (a)	350,000	346,517
5.55%, 07/15/29 (a)	340,000	348,082
4.90%, 10/06/29 (a)	200,000	201,056
5.35%, 01/07/30 (a)	350,000	356,401
5.85%, 04/06/30 (a)	250,000	258,997
3.60%, 06/21/30 (a)	410,000	390,381
5.45%, 07/15/30 (a)	250,000	255,940
2.35%, 01/08/31 (a)	325,000	289,630
4.60%, 01/08/31 (a)	280,000	276,083
5.75%, 02/08/31 (a)	205,000	211,496
2.70%, 06/10/31 (a)	450,000	403,893
5.60%, 06/18/31 (a)	275,000	281,550
3.10%, 01/12/32 (a)	525,000	471,224
5.63%, 04/04/32 (a)	235,000	240,468
6.40%, 01/09/33 (a)	395,000	418,739
6.10%, 01/07/34 (a)	530,000	551,131
5.95%, 04/04/34 (a)	360,000	369,788
5.45%, 09/06/34 (a)	225,000	223,400
5.90%, 01/07/35 (a)	350,000	356,482
6.15%, 07/15/35 (a)	200,000	206,868
5.45%, 01/08/36 (a)(c)	190,000	187,274
Genuine Parts Co.
6.50%, 11/01/28 (a)	80,000	82,948
4.95%, 08/15/29 (a)	325,000	323,859
1.88%, 11/01/30 (a)	230,000	198,495
2.75%, 02/01/32 (a)	295,000	255,523
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	160,000	162,645
5.30%, 01/15/29 (a)	260,000	262,543
4.00%, 01/15/30 (a)	200,000	192,288
4.00%, 01/15/31 (a)	325,000	307,661
3.25%, 01/15/32 (a)	235,000	209,923
5.25%, 02/15/33 (a)	180,000	176,503
6.75%, 12/01/33 (a)	120,000	126,830
5.63%, 09/15/34 (a)	175,000	172,352
5.63%, 03/01/36 (a)	200,000	194,666

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.75%, 11/01/37 (a)	200,000	193,638
6.25%, 09/15/54 (a)(c)	120,000	116,920
Harley-Davidson, Inc.
4.63%, 07/28/45 (a)	135,000	105,624
Home Depot, Inc.
2.50%, 04/15/27 (a)	240,000	236,256
2.88%, 04/15/27 (a)	270,000	266,744
4.88%, 06/25/27 (a)	250,000	252,420
2.80%, 09/14/27 (a)	150,000	147,581
0.90%, 03/15/28 (a)	215,000	202,674
1.50%, 09/15/28 (a)	325,000	306,501
3.75%, 09/15/28 (a)	150,000	149,135
3.90%, 12/06/28 (a)	300,000	298,770
4.90%, 04/15/29 (a)	250,000	254,887
2.95%, 06/15/29 (a)	590,000	567,881
4.75%, 06/25/29 (a)	300,000	304,806
2.70%, 04/15/30 (a)	450,000	423,436
3.95%, 09/15/30 (a)	265,000	261,791
1.38%, 03/15/31 (a)	425,000	367,548
4.85%, 06/25/31 (a)	325,000	332,384
1.88%, 09/15/31 (a)	340,000	297,925
3.25%, 04/15/32 (a)	400,000	373,780
4.50%, 09/15/32 (a)	450,000	449,860
4.95%, 06/25/34 (a)	525,000	529,357
4.65%, 09/15/35 (a)	290,000	283,240
5.88%, 12/16/36	925,000	985,486
3.30%, 04/15/40 (a)	435,000	347,922
5.40%, 09/15/40 (a)	206,000	207,312
5.95%, 04/01/41 (a)	250,000	263,617
4.20%, 04/01/43 (a)	250,000	211,813
4.88%, 02/15/44 (a)	300,000	274,854
4.40%, 03/15/45 (a)	325,000	275,818
4.25%, 04/01/46 (a)	490,000	405,446
3.90%, 06/15/47 (a)	360,000	279,644
4.50%, 12/06/48 (a)	455,000	383,342
3.13%, 12/15/49 (a)	450,000	299,025
3.35%, 04/15/50 (a)	505,000	348,713
2.38%, 03/15/51 (a)	375,000	210,536
2.75%, 09/15/51 (a)	300,000	181,209
3.63%, 04/15/52 (a)	620,000	443,257
4.95%, 09/15/52 (a)	325,000	290,082
5.30%, 06/25/54 (a)	455,000	426,148
3.50%, 09/15/56 (a)	377,000	258,106
5.40%, 06/25/64 (a)	145,000	136,310
Honda Motor Co. Ltd.
4.44%, 07/08/28 (a)	280,000	279,367
4.69%, 07/08/30 (a)	350,000	347,350
2.97%, 03/10/32 (a)	310,000	277,614
5.34%, 07/08/35 (a)	250,000	247,498
Hyatt Hotels Corp.
5.05%, 03/30/28 (a)	100,000	101,056
4.38%, 09/15/28 (a)	215,000	213,564
5.25%, 06/30/29 (a)	175,000	177,870
5.75%, 04/23/30 (a)(g)	160,000	164,734
5.75%, 03/30/32 (a)	275,000	282,689
5.50%, 06/30/34 (a)	100,000	101,056
5.40%, 12/15/35 (a)	120,000	117,655
JD.com, Inc.
3.38%, 01/14/30 (a)(c)	250,000	241,840
4.13%, 01/14/50 (a)	20,000	16,422
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	335,000	339,455
5.63%, 06/15/28 (a)	365,000	370,019
3.90%, 08/08/29 (a)	355,000	342,738
6.00%, 08/15/29 (a)	190,000	195,523
6.20%, 08/15/34 (a)	190,000	195,303
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lear Corp.
3.80%, 09/15/27 (a)	250,000	247,783
4.25%, 05/15/29 (a)	185,000	182,397
3.50%, 05/30/30 (a)	90,000	85,701
2.60%, 01/15/32 (a)	135,000	119,479
5.25%, 05/15/49 (a)	200,000	178,544
3.55%, 01/15/52 (a)	100,000	66,434
Lennar Corp.
5.00%, 06/15/27 (a)	185,000	185,470
4.75%, 11/29/27 (a)	250,000	250,527
5.20%, 07/30/30 (a)	50,000	50,589
LKQ Corp.
5.75%, 06/15/28 (a)	290,000	295,240
6.25%, 06/15/33 (a)	200,000	206,044
Lowe's Cos., Inc.
3.35%, 04/01/27 (a)	200,000	198,260
3.10%, 05/03/27 (a)	510,000	504,064
3.95%, 10/15/27	190,000	189,426
1.30%, 04/15/28 (a)	350,000	329,896
1.70%, 09/15/28 (a)	225,000	211,482
4.00%, 10/15/28 (a)	220,000	218,247
6.50%, 03/15/29	176,000	185,817
3.65%, 04/05/29 (a)	547,000	535,229
4.50%, 04/15/30 (a)	415,000	415,755
1.70%, 10/15/30 (a)	345,000	304,614
4.25%, 03/15/31 (a)	320,000	314,573
2.63%, 04/01/31 (a)	525,000	477,214
3.75%, 04/01/32 (a)	445,000	421,562
4.50%, 10/15/32 (a)	405,000	398,350
5.00%, 04/15/33 (a)	425,000	428,175
5.15%, 07/01/33 (a)	225,000	227,887
4.85%, 10/15/35 (a)	400,000	389,664
5.50%, 10/15/35	240,000	245,724
5.00%, 04/15/40 (a)	140,000	132,511
2.80%, 09/15/41 (a)	130,000	91,703
4.65%, 04/15/42 (a)	150,000	133,280
4.38%, 09/15/45 (a)	195,000	159,762
3.70%, 04/15/46 (a)	400,000	295,776
4.05%, 05/03/47 (a)	460,000	353,593
4.55%, 04/05/49 (a)	180,000	147,440
5.13%, 04/15/50 (a)	130,000	115,092
3.00%, 10/15/50 (a)	645,000	399,210
3.50%, 04/01/51 (a)	175,000	119,203
4.25%, 04/01/52 (a)	465,000	356,929
5.63%, 04/15/53 (a)	465,000	440,243
5.75%, 07/01/53 (a)	165,000	159,319
4.45%, 04/01/62 (a)	405,000	307,237
5.80%, 09/15/62 (a)	315,000	301,606
5.85%, 04/01/63 (a)	150,000	143,880
Magna International, Inc.
5.05%, 03/14/29 (a)	270,000	273,877
2.45%, 06/15/30 (a)	125,000	114,856
5.50%, 03/21/33 (a)	330,000	338,959
Marriott International, Inc.
4.20%, 07/15/27	120,000	119,891
5.00%, 10/15/27 (a)	250,000	252,332
4.00%, 04/15/28 (a)	45,000	44,670
5.55%, 10/15/28 (a)	200,000	205,312
4.65%, 12/01/28 (a)	215,000	216,200
4.90%, 04/15/29 (a)	200,000	202,322
4.88%, 05/15/29 (a)	175,000	176,955
4.80%, 03/15/30 (a)	150,000	151,305
4.63%, 06/15/30 (a)	500,000	500,450
2.85%, 04/15/31 (a)	395,000	361,899
4.50%, 10/15/31 (a)	150,000	148,287
5.10%, 04/15/32 (a)	150,000	152,549
3.50%, 10/15/32 (a)	485,000	446,336
4.50%, 05/01/33 (a)	100,000	96,614

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 10/15/33 (a)	50,000	43,250
5.30%, 05/15/34 (a)	335,000	338,464
5.35%, 03/15/35 (a)	325,000	327,239
5.25%, 10/15/35 (a)	180,000	179,233
5.50%, 04/15/37 (a)	500,000	498,905
5.10%, 05/01/38 (a)	100,000	95,135
McDonald's Corp.
3.50%, 07/01/27 (a)	300,000	297,432
3.80%, 04/01/28 (a)	350,000	347,606
4.80%, 08/14/28 (a)	250,000	253,152
5.00%, 05/17/29 (a)	150,000	153,456
2.63%, 09/01/29 (a)	300,000	284,484
2.13%, 03/01/30 (a)	305,000	280,374
4.60%, 05/15/30 (a)	150,000	151,424
3.60%, 07/01/30 (a)	350,000	340,207
4.40%, 02/12/31 (a)	160,000	159,656
4.60%, 09/09/32 (a)	290,000	291,061
4.95%, 08/14/33 (a)	130,000	132,202
4.95%, 03/03/35 (a)	265,000	263,906
4.70%, 12/09/35 (a)	225,000	220,635
5.00%, 02/13/36 (a)	220,000	219,355
6.30%, 10/15/37	280,000	307,241
6.30%, 03/01/38	310,000	338,557
5.70%, 02/01/39	163,000	169,139
4.88%, 07/15/40	260,000	244,566
3.70%, 02/15/42	150,000	120,666
3.63%, 05/01/43	165,000	127,253
4.60%, 05/26/45 (a)	225,000	194,479
4.88%, 12/09/45 (a)	570,000	508,252
4.45%, 03/01/47 (a)	190,000	158,618
4.45%, 09/01/48 (a)	255,000	210,867
3.63%, 09/01/49 (a)	545,000	393,081
4.20%, 04/01/50 (a)	290,000	229,097
5.15%, 09/09/52 (a)	250,000	226,673
5.45%, 08/14/53 (a)	155,000	147,157
MercadoLibre, Inc.
3.13%, 01/14/31 (a)(c)	200,000	182,488
4.90%, 01/15/33 (a)	305,000	294,477
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	450,000	522,166
Meritage Homes Corp.
5.13%, 06/06/27 (a)	155,000	155,456
Nature Conservancy
3.96%, 03/01/52 (a)	160,000	126,019
NIKE, Inc.
2.85%, 03/27/30 (a)	500,000	472,440
3.25%, 03/27/40 (a)	300,000	236,748
3.63%, 05/01/43 (a)	125,000	97,550
3.88%, 11/01/45 (a)	335,000	262,777
3.38%, 11/01/46 (a)	255,000	182,973
3.38%, 03/27/50 (a)	475,000	331,493
NVR, Inc.
3.00%, 05/15/30 (a)	250,000	235,533
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	250,000	247,525
4.35%, 06/01/28 (a)	309,000	309,216
3.90%, 06/01/29 (a)	270,000	265,926
1.75%, 03/15/31 (a)	250,000	218,075
4.70%, 06/15/32 (a)	250,000	248,773
5.00%, 08/19/34 (a)	270,000	267,554
PACCAR Financial Corp.
5.00%, 05/13/27	160,000	161,704
4.25%, 06/23/27	120,000	120,432
4.45%, 08/06/27	275,000	276,754
4.60%, 01/10/28	200,000	202,036
4.55%, 03/03/28	200,000	201,730
4.00%, 08/08/28	145,000	144,923
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/07/28	215,000	214,407
4.60%, 01/31/29	200,000	202,882
3.90%, 02/05/29	175,000	173,740
4.00%, 09/26/29	150,000	149,112
5.00%, 03/22/34	205,000	207,581
PulteGroup, Inc.
7.88%, 06/15/32	120,000	137,545
6.38%, 05/15/33	180,000	193,138
6.00%, 02/15/35	150,000	156,743
PVH Corp.
5.50%, 06/13/30 (a)	150,000	151,455
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	200,000	188,560
5.00%, 06/15/32 (a)	275,000	279,427
Rockefeller Foundation
2.49%, 10/01/50 (a)	285,000	171,687
Rollins, Inc.
5.25%, 02/24/35 (a)	190,000	189,742
Ross Stores, Inc.
1.88%, 04/15/31 (a)	250,000	219,325
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	240,000	250,306
4.75%, 05/15/33 (a)	300,000	289,788
5.38%, 01/15/36 (a)	530,000	521,059
5.25%, 02/27/38 (a)	300,000	285,768
Sands China Ltd.
5.40%, 08/08/28 (a)(g)	605,000	609,174
2.85%, 03/08/29 (a)(g)	315,000	296,626
4.38%, 06/18/30 (a)(g)	300,000	289,278
3.25%, 08/08/31 (a)(g)	95,000	85,814
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	120,000	114,491
2.50%, 01/15/31 (a)	120,000	106,206
6.00%, 01/15/43 (a)	150,000	137,279
3.97%, 08/06/61 (a)	190,000	125,596
Starbucks Corp.
3.50%, 03/01/28 (a)	160,000	157,566
4.50%, 05/15/28 (a)	350,000	350,752
4.00%, 11/15/28 (a)	350,000	347,291
3.55%, 08/15/29 (a)	355,000	345,979
2.25%, 03/12/30 (a)	220,000	201,815
4.80%, 05/15/30 (a)	100,000	101,274
2.55%, 11/15/30 (a)	375,000	343,331
4.90%, 02/15/31 (a)	145,000	146,904
3.00%, 02/14/32 (a)	300,000	273,834
4.80%, 02/15/33 (a)	190,000	189,795
5.00%, 02/15/34 (a)	150,000	150,777
5.40%, 05/15/35 (a)	100,000	102,328
4.30%, 06/15/45 (a)	200,000	163,450
3.75%, 12/01/47 (a)	185,000	136,650
4.50%, 11/15/48 (a)	305,000	252,025
4.45%, 08/15/49 (a)	305,000	249,023
3.35%, 03/12/50 (a)	130,000	87,853
3.50%, 11/15/50 (a)	350,000	241,287
Tapestry, Inc.
4.13%, 07/15/27 (a)	310,000	308,577
3.05%, 03/15/32 (a)	290,000	263,004
5.50%, 03/11/35 (a)	250,000	250,910
Target Corp.
4.35%, 06/15/28 (a)	175,000	175,914
3.38%, 04/15/29 (a)	345,000	337,220
2.35%, 02/15/30 (a)	135,000	125,767
2.65%, 09/15/30 (a)	285,000	265,238
4.50%, 09/15/32 (a)(c)	375,000	378,172
6.35%, 11/01/32	150,000	164,375
4.40%, 01/15/33 (a)	180,000	179,158

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 09/15/34 (a)	95,000	92,629
5.25%, 02/15/36 (a)	140,000	141,942
6.50%, 10/15/37	165,000	184,729
7.00%, 01/15/38	270,000	312,976
4.00%, 07/01/42	390,000	324,051
3.63%, 04/15/46	200,000	150,982
3.90%, 11/15/47 (a)	240,000	187,154
2.95%, 01/15/52 (a)	300,000	189,930
4.80%, 01/15/53 (a)	385,000	338,858
TJX Cos., Inc.
1.15%, 05/15/28 (a)	150,000	140,921
3.88%, 04/15/30 (a)	250,000	245,953
4.50%, 04/15/50 (a)	150,000	128,469
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	120,000	119,609
3.80%, 11/01/29 (a)	205,000	199,551
5.60%, 06/15/35 (a)	140,000	142,967
Toyota Motor Corp.
4.19%, 06/30/27 (a)	160,000	160,229
5.12%, 07/13/28 (a)	150,000	152,799
3.67%, 07/20/28	275,000	272,343
2.76%, 07/02/29	220,000	209,783
4.45%, 06/30/30 (a)	150,000	150,185
5.12%, 07/13/33 (a)	155,000	158,624
5.05%, 06/30/35 (a)	150,000	151,632
Toyota Motor Credit Corp.
1.15%, 08/13/27	350,000	336,535
4.55%, 09/20/27	440,000	442,728
4.35%, 10/08/27	370,000	371,099
5.45%, 11/10/27	125,000	127,463
3.05%, 01/11/28	250,000	245,485
3.75%, 01/12/28	240,000	238,457
4.63%, 01/12/28	325,000	328,341
1.90%, 04/06/28	215,000	206,015
4.05%, 09/05/28	240,000	239,266
5.25%, 09/11/28	250,000	255,997
4.65%, 01/05/29	265,000	267,735
3.65%, 01/08/29	200,000	196,924
5.05%, 05/16/29	340,000	347,259
4.45%, 06/29/29	200,000	200,738
4.55%, 08/09/29	250,000	251,597
4.95%, 01/09/30	245,000	249,261
2.15%, 02/13/30	275,000	252,780
3.38%, 04/01/30	600,000	576,408
4.80%, 05/15/30	200,000	202,432
4.55%, 05/17/30	200,000	201,202
5.55%, 11/20/30	300,000	312,579
1.65%, 01/10/31	315,000	276,072
4.20%, 01/10/31	230,000	226,932
5.10%, 03/21/31	255,000	260,911
1.90%, 09/12/31	185,000	161,248
4.60%, 10/10/31	200,000	199,898
4.65%, 09/03/32	210,000	208,587
4.70%, 01/12/33	250,000	249,123
4.60%, 03/11/33	275,000	270,845
4.80%, 01/05/34	265,000	263,548
5.35%, 01/09/35	200,000	204,810
4.80%, 01/11/36	260,000	253,874
Tractor Supply Co.
1.75%, 11/01/30 (a)	200,000	176,506
5.25%, 05/15/33 (a)	200,000	203,184
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	350,000	347,088
4.15%, 01/15/31 (a)	290,000	283,788
4.80%, 09/15/34 (a)	525,000	513,686
4.80%, 09/15/35 (a)	370,000	359,884
5.35%, 09/15/54 (a)	250,000	230,428
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
UL Solutions, Inc.
6.50%, 10/20/28 (a)(e)	90,000	94,361
VICI Properties LP
4.75%, 02/15/28 (a)	585,000	585,866
4.95%, 02/15/30 (a)	300,000	299,415
5.13%, 11/15/31 (a)	200,000	198,698
5.13%, 05/15/32 (a)	430,000	424,380
5.75%, 04/01/34 (a)	200,000	201,988
5.63%, 04/01/35 (a)	250,000	248,898
5.63%, 05/15/52 (a)	335,000	299,142
6.13%, 04/01/54 (a)	150,000	143,256
Walmart, Inc.
5.88%, 04/05/27	100,000	102,124
4.10%, 04/28/27	250,000	250,560
3.95%, 09/09/27 (a)	300,000	300,234
3.90%, 04/15/28 (a)	250,000	249,945
3.70%, 06/26/28 (a)	550,000	547,266
1.50%, 09/22/28 (a)	260,000	245,422
3.25%, 07/08/29 (a)	370,000	361,804
2.38%, 09/24/29 (a)	85,000	80,361
7.55%, 02/15/30	175,000	196,401
4.00%, 04/15/30 (a)	165,000	164,751
4.35%, 04/28/30 (a)	295,000	297,971
1.80%, 09/22/31 (a)	690,000	612,340
4.15%, 09/09/32 (a)	365,000	363,726
4.10%, 04/15/33 (a)	410,000	405,031
4.90%, 04/28/35 (a)	450,000	456,340
5.25%, 09/01/35	465,000	485,697
6.50%, 08/15/37	285,000	326,459
6.20%, 04/15/38	200,000	222,886
3.95%, 06/28/38 (a)	210,000	194,517
5.63%, 04/01/40	195,000	206,025
5.00%, 10/25/40	105,000	106,015
5.63%, 04/15/41	320,000	336,317
2.50%, 09/22/41 (a)	250,000	179,428
4.00%, 04/11/43 (a)	160,000	136,712
4.30%, 04/22/44 (a)	165,000	146,510
3.63%, 12/15/47 (a)	150,000	115,794
4.05%, 06/29/48 (a)	585,000	478,641
2.95%, 09/24/49 (a)	220,000	147,061
2.65%, 09/22/51 (a)	350,000	216,101
4.50%, 09/09/52 (a)	245,000	212,256
4.50%, 04/15/53 (a)	495,000	429,383
		175,705,166
Consumer Non-Cyclical 3.5%
Abbott Laboratories
1.15%, 01/30/28 (a)	210,000	199,481
3.70%, 03/09/29 (a)	700,000	691,698
1.40%, 06/30/30 (a)	100,000	88,937
4.00%, 03/15/31 (a)	750,000	738,030
4.30%, 03/15/33 (a)	750,000	734,317
4.65%, 03/15/36 (a)	1,200,000	1,172,964
4.75%, 11/30/36 (a)	500,000	491,780
6.15%, 11/30/37	240,000	262,956
4.75%, 03/15/38 (a)	700,000	679,336
6.00%, 04/01/39	180,000	194,474
5.30%, 05/27/40	270,000	273,235
4.75%, 04/15/43 (a)	275,000	253,564
4.90%, 11/30/46 (a)	930,000	855,312
5.50%, 03/15/56 (a)	1,200,000	1,177,500
5.60%, 03/15/66 (a)	700,000	683,382
AbbVie, Inc.
3.78%, 03/03/28	500,000	496,635
4.65%, 03/15/28 (a)	375,000	378,525
4.25%, 11/14/28 (a)	590,000	591,746
4.80%, 03/15/29 (a)	700,000	711,417

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 11/21/29 (a)	1,865,000	1,796,480
4.88%, 03/15/30 (a)	300,000	306,066
4.13%, 03/15/31 (a)	400,000	394,384
4.95%, 03/15/31 (a)	555,000	566,966
4.40%, 03/15/33 (a)	400,000	392,504
5.05%, 03/15/34 (a)	860,000	873,167
4.55%, 03/15/35 (a)	550,000	534,143
5.20%, 03/15/35 (a)	465,000	473,621
4.50%, 05/14/35 (a)	730,000	706,917
4.75%, 03/15/36 (a)	500,000	489,905
4.30%, 05/14/36 (a)	380,000	359,560
4.05%, 11/21/39 (a)	1,170,000	1,027,400
4.63%, 10/01/42 (a)	245,000	220,191
4.40%, 11/06/42	885,000	777,950
5.35%, 03/15/44 (a)	325,000	317,161
4.85%, 06/15/44 (a)	340,000	309,862
4.75%, 03/15/45 (a)	308,000	276,042
4.70%, 05/14/45 (a)	810,000	722,455
4.45%, 05/14/46 (a)	610,000	524,124
4.88%, 11/14/48 (a)	595,000	534,090
4.25%, 11/21/49 (a)	1,725,000	1,402,477
5.40%, 03/15/54 (a)	960,000	917,126
5.60%, 03/15/55 (a)	130,000	127,894
5.55%, 03/15/56 (a)	400,000	391,520
5.50%, 03/15/64 (a)	460,000	439,378
AdventHealth Obligated Group
2.80%, 11/15/51 (a)	120,000	73,852
Adventist Health System
4.74%, 12/01/30 (a)	145,000	144,116
5.43%, 03/01/32 (a)	100,000	101,984
5.76%, 12/01/34 (a)	110,000	113,252
3.63%, 03/01/49 (a)	165,000	111,916
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	99,210
2.21%, 06/15/30 (a)	100,000	91,611
4.27%, 08/15/48 (a)	115,000	94,992
3.39%, 10/15/49 (a)	155,000	110,010
3.01%, 06/15/50 (a)	120,000	78,373
Agilent Technologies, Inc.
2.75%, 09/15/29 (a)	225,000	213,282
2.10%, 06/04/30 (a)	175,000	158,550
2.30%, 03/12/31 (a)	305,000	273,524
4.75%, 09/09/34 (a)	175,000	172,543
Ahold Finance USA LLC
6.88%, 05/01/29	150,000	160,269
AHS Hospital Corp.
5.02%, 07/01/45	130,000	121,425
2.78%, 07/01/51 (a)	150,000	92,312
Allina Health System
3.89%, 04/15/49 (a)	90,000	69,388
2.90%, 11/15/51 (a)	215,000	135,598
Altria Group, Inc.
6.20%, 11/01/28 (a)	165,000	172,181
4.80%, 02/14/29 (a)	695,000	700,810
3.40%, 05/06/30 (a)	365,000	349,079
4.50%, 08/06/30 (a)	170,000	169,351
2.45%, 02/04/32 (a)	560,000	491,702
6.88%, 11/01/33 (a)	120,000	133,122
5.63%, 02/06/35 (a)	170,000	174,160
5.25%, 08/06/35 (a)	150,000	149,486
5.80%, 02/14/39 (a)	630,000	632,822
3.40%, 02/04/41 (a)	455,000	344,253
4.25%, 08/09/42	275,000	224,290
4.50%, 05/02/43	300,000	249,912
5.38%, 01/31/44	490,000	455,935
3.88%, 09/16/46 (a)	505,000	371,503
5.95%, 02/14/49 (a)	780,000	758,082
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 05/06/50 (a)	160,000	125,344
3.70%, 02/04/51 (a)	400,000	275,748
4.00%, 02/04/61 (a)(c)	295,000	206,898
Amgen, Inc.
3.20%, 11/02/27 (a)	200,000	196,962
5.15%, 03/02/28 (a)	1,200,000	1,217,844
1.65%, 08/15/28 (a)	325,000	306,306
3.00%, 02/22/29 (a)	250,000	241,337
4.05%, 08/18/29 (a)	445,000	440,897
2.45%, 02/21/30 (a)	400,000	371,888
5.25%, 03/02/30 (a)	750,000	770,610
4.20%, 02/19/31 (a)	300,000	296,049
2.30%, 02/25/31 (a)	380,000	343,094
2.00%, 01/15/32 (a)	345,000	298,708
3.35%, 02/22/32 (a)	360,000	334,930
4.20%, 03/01/33 (a)	260,000	251,371
5.25%, 03/02/33 (a)	1,400,000	1,437,940
4.85%, 02/19/36 (a)	550,000	540,732
6.38%, 06/01/37	225,000	245,659
6.40%, 02/01/39	135,000	146,308
3.15%, 02/21/40 (a)	440,000	342,263
5.75%, 03/15/40	110,000	112,910
2.80%, 08/15/41 (a)	230,000	166,145
4.95%, 10/01/41	140,000	129,742
5.15%, 11/15/41 (a)	221,000	210,226
5.65%, 06/15/42 (a)	215,000	213,536
5.60%, 03/02/43 (a)	850,000	840,089
4.40%, 05/01/45 (a)	670,000	565,936
5.50%, 02/19/46 (a)	150,000	144,434
4.56%, 06/15/48 (a)	440,000	369,288
3.38%, 02/21/50 (a)	515,000	363,631
4.66%, 06/15/51 (a)	1,125,000	946,541
3.00%, 01/15/52 (a)	320,000	206,746
4.20%, 02/22/52 (a)	305,000	236,790
4.88%, 03/01/53 (a)	365,000	316,174
5.65%, 03/02/53 (a)	1,260,000	1,221,041
2.77%, 09/01/53 (a)	287,000	169,588
5.65%, 02/19/56 (a)	250,000	242,355
4.40%, 02/22/62 (a)	365,000	282,546
5.75%, 03/02/63 (a)	850,000	818,082
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	1,645,000	1,603,168
4.90%, 02/01/46 (a)	2,630,000	2,373,522
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	392,000	383,082
4.63%, 02/01/44	210,000	185,361
4.90%, 02/01/46 (a)	425,000	384,077
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	900,000	911,232
3.50%, 06/01/30 (a)	455,000	440,244
4.90%, 01/23/31 (a)	250,000	255,865
5.00%, 06/15/34 (a)	330,000	334,366
5.88%, 06/15/35	240,000	256,493
4.38%, 04/15/38 (a)	315,000	293,797
8.20%, 01/15/39	345,000	434,293
5.45%, 01/23/39 (a)	600,000	610,608
8.00%, 11/15/39	140,000	175,441
4.95%, 01/15/42	690,000	644,605
4.60%, 04/15/48 (a)	240,000	207,322
4.44%, 10/06/48 (a)	555,000	465,645
5.55%, 01/23/49 (a)	1,200,000	1,164,420
4.50%, 06/01/50 (a)	255,000	225,185
4.75%, 04/15/58 (a)	220,000	187,581
5.80%, 01/23/59 (a)	620,000	623,788
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	250,000	239,630
2.90%, 03/01/32 (a)	190,000	173,352
4.50%, 08/15/33 (a)	200,000	197,598

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.38%, 09/15/35	245,000	253,198
4.54%, 03/26/42	160,000	142,416
4.02%, 04/16/43	115,000	95,222
3.75%, 09/15/47 (a)	190,000	144,983
4.50%, 03/15/49 (a)	50,000	42,250
2.70%, 09/15/51 (a)	300,000	179,682
Ascension Health
4.08%, 11/15/28 (a)	150,000	149,558
2.53%, 11/15/29 (a)	270,000	253,811
4.29%, 11/15/30 (a)	275,000	272,723
4.92%, 11/15/35 (a)	250,000	247,337
3.11%, 11/15/39 (a)	220,000	173,868
3.95%, 11/15/46	360,000	287,003
4.85%, 11/15/53	135,000	120,533
Astrazeneca Finance LLC
4.88%, 03/03/28 (a)	330,000	335,376
1.75%, 05/28/28 (a)	400,000	380,716
4.85%, 02/26/29 (a)	460,000	467,710
4.90%, 03/03/30 (a)	275,000	280,767
4.90%, 02/26/31 (a)	300,000	306,606
4.00%, 03/02/31 (a)	200,000	196,590
2.25%, 05/28/31 (a)	240,000	216,120
5.00%, 02/26/34 (a)	500,000	507,615
4.60%, 03/02/36 (a)	250,000	245,157
AstraZeneca PLC
3.13%, 06/12/27 (a)	175,000	173,350
4.00%, 01/17/29 (a)	260,000	259,189
1.38%, 08/06/30 (a)	480,000	423,912
6.45%, 09/15/37	925,000	1,034,187
4.00%, 09/18/42	350,000	294,175
4.38%, 11/16/45	355,000	306,894
4.38%, 08/17/48 (a)	250,000	213,275
2.13%, 08/06/50 (a)	180,000	98,658
3.00%, 05/28/51 (a)	250,000	165,665
Augusta SpinCo Corp.
4.32%, 09/23/27	650,000	649,688
4.95%, 03/23/33 (a)	200,000	199,300
5.25%, 03/23/36 (a)	200,000	200,122
Banner Health
2.34%, 01/01/30 (a)	145,000	134,733
1.90%, 01/01/31 (a)	135,000	120,505
2.91%, 01/01/42 (a)	140,000	102,388
3.18%, 01/01/50 (a)	25,000	16,878
2.91%, 01/01/51 (a)	100,000	63,437
Baptist Health South Florida Obligated Group
3.12%, 11/15/71 (a)	90,000	51,489
Baptist Healthcare System Obligated Group
Series 20B 3.54%, 08/15/50 (a)	285,000	204,496
BAT Capital Corp.
4.70%, 04/02/27 (a)	250,000	250,580
3.56%, 08/15/27 (a)	715,000	707,285
2.26%, 03/25/28 (a)	590,000	566,701
3.46%, 09/06/29 (a)	200,000	193,276
4.91%, 04/02/30 (a)	395,000	399,507
6.34%, 08/02/30 (a)	275,000	293,549
2.73%, 03/25/31 (a)	400,000	365,548
4.74%, 03/16/32 (a)	345,000	343,872
5.35%, 08/15/32 (a)	375,000	385,170
7.75%, 10/19/32 (a)	250,000	287,092
4.63%, 03/22/33 (a)	270,000	264,468
6.42%, 08/02/33 (a)	275,000	298,592
6.00%, 02/20/34 (a)	350,000	370,135
5.63%, 08/15/35 (a)	290,000	298,622
4.39%, 08/15/37 (a)	765,000	695,584
3.73%, 09/25/40 (a)	145,000	115,732
7.08%, 08/02/43 (a)	250,000	275,272
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.54%, 08/15/47 (a)	715,000	581,002
4.76%, 09/06/49 (a)	305,000	253,119
5.28%, 04/02/50 (a)	225,000	199,764
5.65%, 03/16/52 (a)	175,000	162,727
7.08%, 08/02/53 (a)	330,000	366,122
6.25%, 08/15/55 (a)	135,000	136,477
BAT International Finance PLC
4.45%, 03/16/28 (a)	400,000	400,524
5.93%, 02/02/29 (a)	350,000	363,251
Baxalta, Inc.
5.25%, 06/23/45 (a)	173,000	161,551
Baxter International, Inc.
2.27%, 12/01/28 (a)	460,000	428,683
4.45%, 02/15/29 (a)	90,000	88,890
3.95%, 04/01/30 (a)	210,000	201,411
4.90%, 12/15/30 (a)	225,000	222,003
1.73%, 04/01/31 (a)	225,000	188,453
2.54%, 02/01/32 (a)	450,000	379,422
5.65%, 12/15/35 (a)	310,000	303,028
3.50%, 08/15/46 (a)	140,000	92,007
3.13%, 12/01/51 (a)	235,000	134,413
BayCare Health System, Inc.
Series 2020 3.83%, 11/15/50 (a)	170,000	129,423
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	120,000	106,786
4.19%, 11/15/45 (a)	135,000	112,699
3.97%, 11/15/46 (a)	110,000	88,295
2.84%, 11/15/50 (a)	265,000	168,275
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	621,000	616,020
4.69%, 02/13/28 (a)	290,000	291,459
4.87%, 02/08/29 (a)	250,000	252,750
2.82%, 05/20/30 (a)	325,000	303,381
1.96%, 02/11/31 (a)	325,000	286,669
5.11%, 02/08/34 (a)	170,000	171,100
4.69%, 12/15/44 (a)	200,000	175,404
4.67%, 06/06/47 (a)	200,000	174,568
Beth Israel Lahey Health, Inc.
3.08%, 07/01/51 (a)	250,000	163,270
Biogen, Inc.
2.25%, 05/01/30 (a)	500,000	456,810
5.05%, 01/15/31 (a)	125,000	127,501
5.20%, 09/15/45 (a)	310,000	280,104
3.15%, 05/01/50 (a)	545,000	343,781
3.25%, 02/15/51 (a)	345,000	218,737
6.45%, 05/15/55 (a)	270,000	280,606
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	250,000	232,285
Bon Secours Mercy Health, Inc.
3.46%, 06/01/30 (a)	135,000	131,184
Boston Scientific Corp.
4.00%, 03/01/28 (a)	80,000	79,780
2.65%, 06/01/30 (a)	350,000	326,210
6.25%, 11/15/35 (f)	215,000	237,452
4.55%, 03/01/39 (a)	135,000	126,968
7.38%, 01/15/40	100,000	118,588
4.70%, 03/01/49 (a)	140,000	123,396
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	300,000	286,620
3.45%, 11/15/27 (a)	230,000	228,063
4.90%, 02/22/29 (a)	250,000	255,375
3.40%, 07/26/29 (a)	405,000	394,389
1.45%, 11/13/30 (a)	470,000	413,680
5.75%, 02/01/31 (a)	305,000	322,156
5.10%, 02/22/31 (a)	445,000	457,709

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.95%, 03/15/32 (a)	515,000	471,961
5.90%, 11/15/33 (a)	385,000	413,240
5.20%, 02/22/34 (a)	800,000	820,592
4.13%, 06/15/39 (a)	665,000	592,329
2.35%, 11/13/40 (a)	500,000	349,665
3.55%, 03/15/42 (a)	300,000	237,423
3.25%, 08/01/42	230,000	173,457
5.50%, 02/22/44 (a)	200,000	196,884
4.50%, 03/01/44 (a)	50,000	43,315
4.63%, 05/15/44 (a)	230,000	202,310
5.00%, 08/15/45 (a)	200,000	184,112
4.35%, 11/15/47 (a)	385,000	317,833
4.55%, 02/20/48 (a)	406,000	343,947
4.25%, 10/26/49 (a)	1,130,000	907,571
2.55%, 11/13/50 (a)	455,000	266,671
3.70%, 03/15/52 (a)	615,000	444,282
6.25%, 11/15/53 (a)	150,000	159,974
5.55%, 02/22/54 (a)	825,000	796,273
3.90%, 03/15/62 (a)	305,000	216,767
6.40%, 11/15/63 (a)	150,000	160,893
Brown-Forman Corp.
4.00%, 04/15/38 (a)	90,000	79,361
4.50%, 07/15/45 (a)	285,000	241,580
Brunswick Corp.
2.40%, 08/18/31 (a)	215,000	186,515
4.40%, 09/15/32 (a)	225,000	212,288
Bunge Ltd. Finance Corp.
4.90%, 04/21/27 (a)	130,000	130,715
3.75%, 09/25/27 (a)	290,000	287,631
4.10%, 01/07/28 (a)	125,000	124,478
4.20%, 09/17/29 (a)	250,000	247,567
4.55%, 08/04/30 (a)	215,000	214,118
3.20%, 04/21/31 (a)	170,000	158,884
2.75%, 05/14/31 (a)	350,000	318,829
4.65%, 09/17/34 (a)	240,000	232,387
5.15%, 08/04/35 (a)	190,000	189,468
Campbell's Co.
4.15%, 03/15/28 (a)	305,000	301,782
5.20%, 03/21/29 (a)	300,000	302,964
2.38%, 04/24/30 (a)	250,000	225,040
4.55%, 03/21/31 (a)	345,000	334,402
5.40%, 03/21/34 (a)	335,000	325,171
4.75%, 03/23/35 (a)	105,000	96,743
4.80%, 03/15/48 (a)	215,000	169,325
3.13%, 04/24/50 (a)	140,000	83,832
5.25%, 10/13/54 (a)	100,000	82,665
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	440,000	434,997
5.13%, 02/15/29 (a)	150,000	152,618
5.00%, 11/15/29 (a)	225,000	228,292
4.50%, 09/15/30 (a)	300,000	298,626
5.45%, 02/15/34 (a)	130,000	132,956
5.35%, 11/15/34 (a)	360,000	363,474
5.15%, 09/15/35 (a)	120,000	119,156
4.60%, 03/15/43	100,000	86,332
4.50%, 11/15/44 (a)	100,000	84,021
4.90%, 09/15/45 (a)	160,000	141,182
4.37%, 06/15/47 (a)	175,000	142,032
5.75%, 11/15/54 (a)	200,000	195,608
Catholic Health Services of Long Island Obligated Group
3.37%, 07/01/50 (a)	140,000	95,865
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	175,000	156,693
Cencora, Inc.
3.45%, 12/15/27 (a)	300,000	295,632
4.63%, 12/15/27 (a)	60,000	60,250
3.95%, 02/13/29 (a)	100,000	98,633
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 12/15/29 (a)	200,000	202,652
2.80%, 05/15/30 (a)	190,000	177,310
4.25%, 11/15/30 (a)	100,000	98,197
2.70%, 03/15/31 (a)	300,000	273,678
4.60%, 02/13/33 (a)	100,000	98,330
5.13%, 02/15/34 (a)	170,000	171,508
5.15%, 02/15/35 (a)	255,000	256,839
4.90%, 02/13/36 (a)	300,000	294,147
4.25%, 03/01/45 (a)	170,000	141,136
4.30%, 12/15/47 (a)	105,000	86,603
5.65%, 02/13/56 (a)	100,000	97,640
Children's Health System of Texas
2.51%, 08/15/50 (a)	125,000	72,996
Children's Hospital
2.93%, 07/15/50 (a)	80,000	51,876
Children's Hospital Corp.
4.12%, 01/01/47 (a)	130,000	107,591
2.59%, 02/01/50 (a)	105,000	63,515
Children's Hospital Medical Center
4.27%, 05/15/44	105,000	90,388
Children's Hospital of Philadelphia
2.70%, 07/01/50 (a)	190,000	118,416
CHRISTUS Health
4.34%, 07/01/28 (a)	150,000	149,600
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	210,000	207,150
5.60%, 11/15/32 (a)	220,000	231,530
5.00%, 06/15/52 (a)(c)	205,000	184,348
Cigna Group
3.05%, 10/15/27 (a)	221,000	217,029
4.38%, 10/15/28 (a)	1,075,000	1,074,677
5.00%, 05/15/29 (a)	350,000	356,415
2.40%, 03/15/30 (a)	500,000	462,130
4.50%, 09/15/30 (a)	350,000	349,086
2.38%, 03/15/31 (a)	450,000	404,770
5.13%, 05/15/31 (a)	270,000	275,851
4.88%, 09/15/32 (a)	370,000	370,018
5.40%, 03/15/33 (a)	250,000	257,290
5.25%, 02/15/34 (a)	425,000	430,763
5.25%, 01/15/36 (a)	450,000	451,269
4.80%, 08/15/38 (a)	680,000	639,785
3.20%, 03/15/40 (a)	150,000	116,331
6.13%, 11/15/41 (c)	145,000	150,266
4.80%, 07/15/46 (a)	480,000	415,229
3.88%, 10/15/47 (a)	310,000	233,514
4.90%, 12/15/48 (a)	905,000	786,436
3.40%, 03/15/50 (a)	440,000	301,083
3.40%, 03/15/51 (a)(c)	425,000	288,158
5.60%, 02/15/54 (a)	445,000	421,864
6.00%, 01/15/56 (a)	330,000	331,119
City of Hope
5.62%, 11/15/43	100,000	98,416
4.38%, 08/15/48 (a)	120,000	97,412
Cleveland Clinic Foundation
4.86%, 01/01/14	120,000	100,494
Clorox Co.
3.10%, 10/01/27 (a)	170,000	166,921
3.90%, 05/15/28 (a)	175,000	173,964
4.40%, 05/01/29 (a)	150,000	149,814
1.80%, 05/15/30 (a)	210,000	187,988
4.60%, 05/01/32 (a)	200,000	198,554
Coca-Cola Co.
2.90%, 05/25/27	255,000	251,963
1.45%, 06/01/27	500,000	485,860
1.50%, 03/05/28	120,000	114,702
1.00%, 03/15/28	400,000	378,188

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.13%, 09/06/29	410,000	384,941
3.45%, 03/25/30	425,000	414,307
1.65%, 06/01/30	450,000	406,975
2.00%, 03/05/31	305,000	274,521
1.38%, 03/15/31	450,000	392,832
2.25%, 01/05/32	505,000	452,258
5.00%, 05/13/34 (a)	250,000	257,480
4.65%, 08/14/34 (a)	225,000	226,660
2.50%, 06/01/40	350,000	256,487
2.88%, 05/05/41	100,000	75,575
4.20%, 03/25/50	185,000	152,355
2.60%, 06/01/50	500,000	303,885
3.00%, 03/05/51	615,000	402,985
2.50%, 03/15/51	450,000	264,883
5.30%, 05/13/54 (a)	335,000	321,610
5.20%, 01/14/55 (a)	450,000	426,564
2.75%, 06/01/60	305,000	174,875
5.40%, 05/13/64 (a)	505,000	479,932
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	200,000	204,540
5.45%, 06/01/34 (a)	200,000	205,224
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	530,000	497,363
1.85%, 09/01/32 (a)	260,000	217,064
5.25%, 11/26/43	270,000	259,294
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	210,000	207,736
3.25%, 08/15/32 (a)	250,000	234,742
4.60%, 03/01/33 (a)	220,000	222,688
4.00%, 08/15/45	200,000	168,228
3.70%, 08/01/47 (a)	147,000	113,853
CommonSpirit Health
6.07%, 11/01/27 (a)	150,000	153,705
3.35%, 10/01/29 (a)	325,000	311,532
4.35%, 09/01/30 (a)	200,000	197,590
2.78%, 10/01/30 (a)	245,000	226,157
5.21%, 12/01/31 (a)	250,000	255,105
5.32%, 12/01/34 (a)	235,000	235,891
4.83%, 09/01/35 (a)	100,000	97,445
4.98%, 09/01/35 (a)	175,000	171,024
4.35%, 11/01/42	265,000	227,518
5.58%, 09/01/45 (a)	100,000	96,443
3.82%, 10/01/49 (a)	220,000	162,813
4.19%, 10/01/49 (a)	375,000	291,761
3.91%, 10/01/50 (a)	195,000	143,969
6.46%, 11/01/52 (a)	110,000	116,863
5.55%, 12/01/54 (a)	150,000	141,558
5.66%, 09/01/55 (a)	175,000	168,390
Community Health Network, Inc.
3.10%, 05/01/50 (a)	180,000	114,788
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	360,000	342,328
7.00%, 10/01/28	160,000	168,410
4.85%, 11/01/28 (a)	475,000	475,651
5.00%, 08/01/30 (a)	80,000	79,890
8.25%, 09/15/30	40,000	45,047
5.75%, 08/01/35 (a)(c)	150,000	150,437
5.30%, 11/01/38 (a)	300,000	279,405
5.40%, 11/01/48 (a)	300,000	255,318
Constellation Brands, Inc.
3.50%, 05/09/27 (a)	155,000	153,441
4.35%, 05/09/27 (a)	150,000	149,874
3.60%, 02/15/28 (a)	285,000	280,819
4.65%, 11/15/28 (a)	250,000	251,060
3.15%, 08/01/29 (a)	290,000	277,510
2.88%, 05/01/30 (a)	200,000	187,320
4.80%, 05/01/30 (a)	200,000	201,330
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.25%, 08/01/31 (a)	300,000	264,879
4.75%, 05/09/32 (a)	310,000	308,010
4.90%, 05/01/33 (a)	155,000	153,080
4.95%, 11/01/35 (a)	125,000	120,765
4.50%, 05/09/47 (a)	200,000	163,278
4.10%, 02/15/48 (a)	175,000	134,283
5.25%, 11/15/48 (a)	105,000	94,567
3.75%, 05/01/50 (a)	185,000	133,461
Corewell Health Obligated Group
3.49%, 07/15/49 (a)	130,000	93,691
Cottage Health Obligated Group
3.30%, 11/01/49 (a)	180,000	124,267
CVS Health Corp.
3.63%, 04/01/27 (a)	265,000	262,771
6.25%, 06/01/27	115,000	117,237
1.30%, 08/21/27 (a)	650,000	622,862
4.30%, 03/25/28 (a)	1,552,000	1,547,034
5.00%, 01/30/29 (a)	315,000	319,032
5.40%, 06/01/29 (a)	300,000	307,221
3.25%, 08/15/29 (a)	675,000	647,419
5.13%, 02/21/30 (a)	400,000	405,888
3.75%, 04/01/30 (a)	590,000	570,613
1.75%, 08/21/30 (a)	350,000	308,997
5.25%, 01/30/31 (a)	235,000	240,271
1.88%, 02/28/31 (a)	455,000	397,624
5.55%, 06/01/31 (a)	320,000	330,093
2.13%, 09/15/31 (a)	370,000	320,971
5.00%, 09/15/32 (a)	245,000	245,122
5.25%, 02/21/33 (a)	590,000	597,127
5.30%, 06/01/33 (a)	395,000	398,772
5.70%, 06/01/34 (a)	390,000	401,142
4.88%, 07/20/35 (a)	235,000	226,251
5.45%, 09/15/35 (a)	515,000	517,086
4.78%, 03/25/38 (a)	1,505,000	1,387,384
6.13%, 09/15/39	295,000	302,295
4.13%, 04/01/40 (a)	260,000	217,472
2.70%, 08/21/40 (a)	140,000	98,449
5.30%, 12/05/43 (a)	270,000	245,975
6.00%, 06/01/44 (a)	200,000	196,654
5.13%, 07/20/45 (a)	965,000	850,117
5.05%, 03/25/48 (a)	2,400,000	2,060,520
5.63%, 02/21/53 (a)	400,000	367,320
5.88%, 06/01/53 (a)	445,000	421,531
6.05%, 06/01/54 (a)	295,000	286,755
6.20%, 09/15/55 (a)	435,000	430,437
6.00%, 06/01/63 (a)	295,000	279,982
6.25%, 09/15/65 (a)	150,000	147,204
Danaher Corp.
4.38%, 09/15/45 (a)	125,000	106,671
2.60%, 10/01/50 (a)	415,000	248,481
2.80%, 12/10/51 (a)	295,000	182,195
Dartmouth-Hitchcock Health
4.18%, 08/01/48 (a)	120,000	94,481
Dentsply Sirona, Inc.
3.25%, 06/01/30 (a)	240,000	221,069
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	250,000	235,640
3.25%, 11/15/39 (a)	245,000	196,818
3.40%, 11/15/49 (a)	275,000	193,564
Diageo Capital PLC
5.30%, 10/24/27 (a)	300,000	304,875
3.88%, 05/18/28 (a)	245,000	243,385
2.38%, 10/24/29 (a)	325,000	303,937
2.00%, 04/29/30 (a)	240,000	217,822
2.13%, 04/29/32 (a)	300,000	258,933
5.50%, 01/24/33 (a)	225,000	232,693
5.63%, 10/05/33 (a)	355,000	370,045

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 09/30/36	200,000	212,142
3.88%, 04/29/43 (a)	55,000	43,931
Diageo Investment Corp.
5.63%, 04/15/35 (a)	225,000	233,296
7.45%, 04/15/35	190,000	222,397
4.25%, 05/11/42	100,000	85,475
Dignity Health
4.50%, 11/01/42	135,000	116,443
5.27%, 11/01/64	110,000	98,625
Duke University Health System, Inc.
3.92%, 06/01/47 (a)	200,000	157,658
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	200,000	199,804
Eli Lilly & Co.
3.10%, 05/15/27 (a)	175,000	173,432
4.15%, 08/14/27 (a)	245,000	245,443
4.55%, 02/12/28 (a)	300,000	302,532
4.00%, 10/15/28 (a)	370,000	369,408
4.50%, 02/09/29 (a)	300,000	303,138
3.38%, 03/15/29 (a)	305,000	299,068
4.20%, 08/14/29 (a)	300,000	300,207
4.75%, 02/12/30 (a)	375,000	382,012
4.25%, 03/15/31 (a)	245,000	244,091
4.90%, 02/12/32 (a)	345,000	352,983
4.55%, 10/15/32 (a)	300,000	300,348
4.70%, 02/27/33 (a)	315,000	317,791
4.70%, 02/09/34 (a)	465,000	464,684
4.60%, 08/14/34 (a)	320,000	317,126
5.10%, 02/12/35 (a)	375,000	383,119
4.90%, 10/15/35 (a)	390,000	390,433
5.55%, 03/15/37	150,000	158,691
3.70%, 03/01/45 (a)	280,000	219,044
3.95%, 05/15/47 (a)	340,000	271,232
3.95%, 03/15/49 (a)	300,000	236,211
2.25%, 05/15/50 (a)	425,000	239,466
4.88%, 02/27/53 (a)	275,000	246,111
5.00%, 02/09/54 (a)	470,000	428,988
5.05%, 08/14/54 (a)	375,000	344,299
5.50%, 02/12/55 (a)	375,000	367,920
5.55%, 10/15/55 (a)	330,000	325,321
4.15%, 03/15/59 (a)	205,000	159,711
2.50%, 09/15/60 (a)	355,000	188,959
4.95%, 02/27/63 (a)	315,000	277,099
5.10%, 02/09/64 (a)	485,000	436,849
5.20%, 08/14/64 (a)	225,000	205,783
5.60%, 02/12/65 (a)	245,000	239,963
5.65%, 10/15/65 (a)	275,000	270,919
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (a)	250,000	250,377
2.38%, 12/01/29 (a)	200,000	186,096
2.60%, 04/15/30 (a)	250,000	232,220
1.95%, 03/15/31 (a)	165,000	145,782
4.65%, 05/15/33 (a)	250,000	246,102
5.00%, 02/14/34 (a)	135,000	134,530
6.00%, 05/15/37	100,000	106,220
4.38%, 06/15/45 (a)	135,000	110,574
4.15%, 03/15/47 (a)	150,000	116,106
3.13%, 12/01/49 (a)	190,000	120,409
5.15%, 05/15/53 (a)	225,000	196,709
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	360,000	304,794
5.75%, 03/15/35 (a)	150,000	143,229
6.20%, 03/15/55 (a)	100,000	81,519
Fomento Economico Mexicano SAB de CV
4.38%, 05/10/43	325,000	281,450
3.50%, 01/16/50 (a)	500,000	357,820
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Franciscan Missionaries of Our Lady Health System, Inc.
3.91%, 07/01/49 (a)	100,000	75,152
Fred Hutchinson Cancer Center
4.97%, 01/01/52 (a)	100,000	90,683
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	535,000	545,780
4.15%, 12/15/28 (a)	190,000	188,811
4.80%, 08/14/29 (a)	350,000	353,227
5.86%, 03/15/30 (a)	360,000	375,775
4.80%, 01/15/31 (a)	200,000	201,382
5.91%, 11/22/32 (a)	595,000	628,487
5.50%, 06/15/35 (a)	250,000	255,010
4.95%, 12/15/35 (a)	200,000	196,426
6.38%, 11/22/52 (a)	305,000	324,090
General Mills, Inc.
4.20%, 04/17/28 (a)	475,000	472,421
4.88%, 01/30/30 (a)	240,000	241,546
2.88%, 04/15/30 (a)	350,000	326,690
2.25%, 10/14/31 (a)	200,000	175,498
4.95%, 03/29/33 (a)	315,000	311,960
5.25%, 01/30/35 (a)	250,000	247,180
4.15%, 02/15/43 (a)	25,000	20,110
4.70%, 04/17/48 (a)	150,000	125,696
3.00%, 02/01/51 (a)	306,000	188,245
Gilead Sciences, Inc.
1.20%, 10/01/27 (a)	300,000	287,607
4.80%, 11/15/29 (a)	205,000	208,926
1.65%, 10/01/30 (a)	290,000	258,344
5.25%, 10/15/33 (a)	300,000	310,527
5.10%, 06/15/35 (a)	300,000	303,660
4.60%, 09/01/35 (a)	330,000	322,535
4.00%, 09/01/36 (a)	275,000	253,671
2.60%, 10/01/40 (a)	350,000	253,687
5.65%, 12/01/41 (a)	325,000	331,591
4.80%, 04/01/44 (a)	515,000	465,890
4.50%, 02/01/45 (a)	525,000	453,521
4.75%, 03/01/46 (a)	695,000	618,036
4.15%, 03/01/47 (a)	555,000	450,049
2.80%, 10/01/50 (a)	350,000	217,791
5.55%, 10/15/53 (a)	330,000	321,532
5.50%, 11/15/54 (a)	330,000	320,186
5.60%, 11/15/64 (a)	220,000	213,550
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	285,000	277,684
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	505,000	502,475
4.50%, 04/15/30 (a)	250,000	251,540
5.38%, 04/15/34	205,000	213,516
4.88%, 04/15/35 (a)	200,000	199,336
6.38%, 05/15/38	795,000	880,963
4.20%, 03/18/43	175,000	151,531
Hackensack Meridian Health, Inc.
2.68%, 09/01/41 (a)	150,000	107,241
4.21%, 07/01/48 (a)	85,000	69,824
2.88%, 09/01/50 (a)	155,000	97,712
4.50%, 07/01/57 (a)	100,000	85,035
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	350,000	340,592
3.63%, 03/24/32 (a)	615,000	579,484
4.00%, 03/24/52 (a)	370,000	284,770
Hartford HealthCare Corp.
3.45%, 07/01/54	130,000	94,904
Hasbro, Inc.
3.50%, 09/15/27 (a)	250,000	247,340
3.90%, 11/19/29 (a)	250,000	243,945
6.05%, 05/14/34 (a)	90,000	93,777

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.35%, 03/15/40	200,000	208,074
5.10%, 05/15/44 (a)	125,000	113,481
HCA, Inc.
5.00%, 03/01/28 (a)	150,000	151,619
5.20%, 06/01/28 (a)	350,000	355,334
5.63%, 09/01/28 (a)	420,000	428,585
5.88%, 02/01/29 (a)	300,000	308,664
3.38%, 03/15/29 (a)	265,000	256,698
4.13%, 06/15/29 (a)	600,000	592,344
5.25%, 03/01/30 (a)	205,000	209,221
3.50%, 09/01/30 (a)	785,000	745,648
4.30%, 11/15/30 (a)	150,000	147,552
5.45%, 04/01/31 (a)	550,000	564,025
2.38%, 07/15/31 (a)	355,000	313,983
5.50%, 03/01/32 (a)	260,000	266,596
3.63%, 03/15/32 (a)	550,000	510,922
4.60%, 11/15/32 (a)	310,000	301,847
5.50%, 06/01/33 (a)	430,000	438,978
5.60%, 04/01/34 (a)	475,000	485,374
5.45%, 09/15/34 (a)	425,000	429,093
5.75%, 03/01/35 (a)	450,000	462,789
4.90%, 11/15/35 (a)	395,000	382,514
5.13%, 06/15/39 (a)	350,000	330,134
4.38%, 03/15/42 (a)	160,000	134,347
5.50%, 06/15/47 (a)	445,000	408,915
5.25%, 06/15/49 (a)	610,000	538,538
3.50%, 07/15/51 (a)	230,000	152,028
4.63%, 03/15/52 (a)	605,000	482,651
5.90%, 06/01/53 (a)	355,000	339,000
6.00%, 04/01/54 (a)	525,000	508,468
5.95%, 09/15/54 (a)	305,000	293,599
6.20%, 03/01/55 (a)	380,000	376,831
5.70%, 11/15/55 (a)	340,000	316,537
6.10%, 04/01/64 (a)	215,000	208,193
Hershey Co.
4.55%, 02/24/28 (a)	190,000	191,512
2.45%, 11/15/29 (a)	150,000	140,984
4.75%, 02/24/30 (a)	190,000	193,116
1.70%, 06/01/30 (a)	150,000	135,011
4.95%, 02/24/32 (a)	190,000	194,423
4.50%, 05/04/33 (a)	175,000	174,673
5.10%, 02/24/35 (a)	150,000	153,312
3.13%, 11/15/49 (a)	185,000	125,191
2.65%, 06/01/50 (a)	140,000	85,596
Hoag Memorial Hospital Presbyterian
3.80%, 07/15/52 (a)	180,000	137,027
Hormel Foods Corp.
1.70%, 06/03/28 (a)	220,000	208,597
1.80%, 06/11/30 (a)	310,000	278,771
3.05%, 06/03/51 (a)	225,000	144,277
Icon Investments Six DAC
5.81%, 05/08/27 (a)	290,000	291,482
5.85%, 05/08/29 (a)	160,000	163,122
6.00%, 05/08/34 (a)	350,000	354,599
Illumina, Inc.
5.75%, 12/13/27 (a)	235,000	239,698
4.75%, 12/12/30 (a)	175,000	174,248
2.55%, 03/23/31 (a)	165,000	147,942
Indiana University Health, Inc. Obligated Group
3.97%, 11/01/48 (a)	140,000	110,501
2.85%, 11/01/51 (a)	100,000	62,620
Ingredion, Inc.
2.90%, 06/01/30 (a)	190,000	178,057
3.90%, 06/01/50 (a)	120,000	89,375
Integris Baptist Medical Center, Inc.
3.88%, 08/15/50 (a)	140,000	103,030
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Iowa Health System
Series 2020 3.67%, 02/15/50 (a)	175,000	130,407
IQVIA, Inc.
5.70%, 05/15/28 (a)	335,000	341,630
6.25%, 02/01/29 (a)	250,000	259,980
J.M. Smucker Co.
3.38%, 12/15/27 (a)	50,000	49,173
5.90%, 11/15/28 (a)	300,000	310,368
2.38%, 03/15/30 (a)	200,000	184,508
2.13%, 03/15/32 (a)	215,000	184,410
6.20%, 11/15/33 (a)	315,000	333,872
4.25%, 03/15/35	200,000	184,280
6.50%, 11/15/43 (a)	220,000	229,869
4.38%, 03/15/45	210,000	171,860
6.50%, 11/15/53 (a)	290,000	301,429
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29 (a)	220,000	211,200
3.75%, 12/01/31 (a)	190,000	178,131
3.63%, 01/15/32 (a)	235,000	217,735
3.00%, 05/15/32 (a)	320,000	284,371
5.75%, 04/01/33 (a)	500,000	516,305
6.75%, 03/15/34 (a)	500,000	549,440
5.95%, 04/20/35 (a)	300,000	311,373
5.50%, 01/15/36 (a)	375,000	375,334
4.38%, 02/02/52 (a)	260,000	197,717
6.50%, 12/01/52 (a)	495,000	501,351
7.25%, 11/15/53 (a)	275,000	303,138
6.38%, 02/25/55 (a)	230,000	229,478
6.25%, 03/01/56 (a)	380,000	372,252
6.38%, 04/15/66 (a)	375,000	367,080
Johns Hopkins Health System Corp.
3.84%, 05/15/46	210,000	166,488
Johnson & Johnson
0.95%, 09/01/27 (a)	500,000	480,840
2.90%, 01/15/28 (a)	380,000	373,893
4.55%, 03/01/28 (a)	250,000	252,912
4.80%, 06/01/29 (a)	535,000	548,669
6.95%, 09/01/29	80,000	87,634
4.70%, 03/01/30 (a)	320,000	327,203
1.30%, 09/01/30 (a)	490,000	435,732
4.90%, 06/01/31 (a)	325,000	335,943
4.85%, 03/01/32 (a)	435,000	447,589
4.95%, 05/15/33	200,000	208,382
4.38%, 12/05/33 (a)	285,000	285,675
4.95%, 06/01/34 (a)	270,000	279,766
5.00%, 03/01/35 (a)	375,000	386,250
3.55%, 03/01/36 (a)	317,000	289,465
3.63%, 03/03/37 (a)	500,000	449,165
5.95%, 08/15/37	300,000	329,307
3.40%, 01/15/38 (a)	415,000	360,357
5.85%, 07/15/38	232,000	252,841
2.10%, 09/01/40 (a)	350,000	244,863
4.50%, 09/01/40	185,000	174,897
4.85%, 05/15/41	100,000	98,603
4.50%, 12/05/43 (a)	100,000	92,372
3.70%, 03/01/46 (a)	595,000	473,632
3.75%, 03/03/47 (a)	300,000	237,279
3.50%, 01/15/48 (a)	260,000	196,534
2.25%, 09/01/50 (a)	320,000	185,744
5.25%, 06/01/54 (a)	250,000	247,607
2.45%, 09/01/60 (a)	410,000	219,903
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	290,000	287,062
2.81%, 06/01/41 (a)	425,000	310,331
4.88%, 04/01/42	180,000	169,470
4.15%, 05/01/47 (a)	410,000	334,908

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.27%, 11/01/49 (a)	250,000	172,075
3.00%, 06/01/51 (a)	455,000	292,438
Kellanova
4.30%, 05/15/28 (a)	260,000	260,224
2.10%, 06/01/30 (a)	250,000	227,452
7.45%, 04/01/31	200,000	225,624
4.50%, 04/01/46	161,000	136,948
5.75%, 05/16/54 (a)	145,000	141,403
Kenvue, Inc.
5.05%, 03/22/28 (a)	350,000	355,505
5.00%, 03/22/30 (a)	255,000	259,886
4.85%, 05/22/32 (a)	275,000	277,846
4.90%, 03/22/33 (a)	400,000	403,164
5.10%, 03/22/43 (a)	275,000	260,628
5.05%, 03/22/53 (a)	400,000	362,276
5.20%, 03/22/63 (a)	230,000	206,584
Keurig Dr. Pepper, Inc.
3.43%, 06/15/27 (a)	440,000	434,654
4.35%, 05/15/28 (a)	375,000	373,695
4.60%, 05/25/28 (a)	410,000	410,029
5.05%, 03/15/29 (a)	225,000	227,403
3.95%, 04/15/29 (a)	150,000	146,979
3.20%, 05/01/30 (a)	315,000	295,728
4.60%, 05/15/30 (a)	150,000	148,538
4.05%, 04/15/32 (a)	275,000	260,447
5.30%, 03/15/34 (a)	230,000	228,128
4.50%, 11/15/45 (a)	210,000	169,989
4.42%, 12/15/46 (a)	150,000	117,485
5.09%, 05/25/48 (a)	215,000	185,182
3.80%, 05/01/50 (a)	350,000	244,405
4.50%, 04/15/52 (a)	375,000	292,387
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	200,000	191,810
3.95%, 11/01/28 (a)	200,000	198,942
3.20%, 04/25/29 (a)	265,000	257,429
3.10%, 03/26/30 (a)	200,000	190,808
2.00%, 11/02/31 (a)	190,000	168,800
4.50%, 02/16/33 (a)	160,000	159,872
6.63%, 08/01/37	275,000	311,921
5.30%, 03/01/41	200,000	199,426
3.20%, 07/30/46 (a)	210,000	147,078
3.90%, 05/04/47 (a)	105,000	81,230
Koninklijke Ahold Delhaize NV
5.70%, 10/01/40	193,000	193,305
Koninklijke Philips NV
6.88%, 03/11/38	257,000	283,856
5.00%, 03/15/42	125,000	113,994
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	400,000	397,368
4.63%, 01/30/29 (a)	145,000	145,296
3.75%, 04/01/30 (a)	250,000	242,050
4.25%, 03/01/31 (a)	205,000	200,568
5.20%, 03/15/32 (a)	150,000	151,683
6.75%, 03/15/32	225,000	242,921
5.40%, 03/15/35 (a)	150,000	149,996
5.00%, 07/15/35 (a)	185,000	179,809
6.88%, 01/26/39	250,000	270,930
4.63%, 10/01/39 (a)	125,000	110,560
6.50%, 02/09/40	200,000	209,458
5.00%, 06/04/42	390,000	343,344
5.20%, 07/15/45 (a)	470,000	411,067
4.38%, 06/01/46 (a)	840,000	656,342
4.88%, 10/01/49 (a)	330,000	269,785
5.50%, 06/01/50 (a)	300,000	268,107
Kroger Co.
3.70%, 08/01/27 (a)	150,000	148,877
4.50%, 01/15/29 (a)	200,000	200,920
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.20%, 05/01/30 (a)	150,000	137,097
1.70%, 01/15/31 (a)	200,000	174,920
7.50%, 04/01/31	185,000	208,728
5.00%, 09/15/34 (a)	680,000	672,466
6.90%, 04/15/38	90,000	102,047
5.40%, 07/15/40 (a)	140,000	137,126
5.00%, 04/15/42 (a)	125,000	115,636
5.15%, 08/01/43 (a)	127,000	118,007
3.88%, 10/15/46 (a)	145,000	110,001
4.45%, 02/01/47 (a)	325,000	267,160
4.65%, 01/15/48 (a)	150,000	125,666
5.40%, 01/15/49 (a)	175,000	162,867
3.95%, 01/15/50 (a)	220,000	163,709
5.50%, 09/15/54 (a)	645,000	599,702
5.65%, 09/15/64 (a)	470,000	437,758
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	200,000	197,964
2.95%, 12/01/29 (a)	200,000	189,578
4.35%, 04/01/30 (a)	100,000	99,190
2.70%, 06/01/31 (a)	325,000	295,981
4.80%, 10/01/34 (a)	380,000	370,599
4.70%, 02/01/45 (a)	250,000	219,157
Maple Parent Holdings Corp.
5.05%, 03/26/31 (a)(e)	200,000	199,228
5.70%, 03/26/36 (a)(e)	200,000	198,572
6.63%, 03/26/56 (a)(e)	200,000	198,192
Mass General Brigham, Inc.
3.77%, 07/01/48 (a)	135,000	103,198
3.19%, 07/01/49 (a)	155,000	106,011
4.12%, 07/01/55 (c)	100,000	80,078
3.34%, 07/01/60 (a)	205,000	133,115
Mattel, Inc.
5.00%, 11/17/30 (a)	200,000	199,132
5.45%, 11/01/41 (a)	120,000	109,176
Mayo Clinic
3.77%, 11/15/43	75,000	62,337
4.00%, 11/15/47	140,000	112,143
4.13%, 11/15/52	145,000	116,958
3.20%, 11/15/61 (a)	90,000	56,938
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	250,000	247,177
4.15%, 02/15/29 (a)	150,000	148,556
2.50%, 04/15/30 (a)	200,000	184,214
4.95%, 04/15/33 (a)	160,000	158,298
4.70%, 10/15/34 (a)	50,000	47,763
4.20%, 08/15/47 (a)	220,000	170,931
McKesson Corp.
4.90%, 07/15/28 (a)	300,000	304,539
4.25%, 09/15/29 (a)	265,000	264,197
4.65%, 05/30/30 (a)	175,000	176,197
4.95%, 05/30/32 (a)	200,000	203,326
5.10%, 07/15/33 (a)	50,000	51,014
5.25%, 05/30/35 (a)	200,000	204,010
McLaren Health Care Corp.
Series A 4.39%, 05/15/48 (a)	120,000	99,673
Mead Johnson Nutrition Co.
4.60%, 06/01/44 (a)	155,000	134,393
MedStar Health, Inc.
3.63%, 08/15/49	90,000	65,048
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	300,000	300,726
4.50%, 03/30/33 (a)	320,000	316,461

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Medtronic, Inc.
4.38%, 03/15/35	560,000	541,856
4.00%, 04/01/43 (a)	100,000	83,989
4.63%, 03/15/45	570,000	509,654
Memorial Health Services
3.45%, 11/01/49 (a)	135,000	95,610
Memorial Sloan-Kettering Cancer Center
5.00%, 07/01/42	130,000	124,452
2.96%, 01/01/50 (a)	200,000	130,882
4.13%, 07/01/52	115,000	92,544
4.20%, 07/01/55	165,000	133,901
Merck & Co., Inc.
1.70%, 06/10/27 (a)	480,000	467,707
3.85%, 09/15/27	220,000	219,762
4.05%, 05/17/28 (a)	170,000	170,156
1.90%, 12/10/28 (a)	305,000	288,722
3.40%, 03/07/29 (a)	525,000	514,390
3.85%, 03/15/29 (a)	400,000	397,172
4.30%, 05/17/30 (a)	200,000	199,888
1.45%, 06/24/30 (a)	360,000	320,933
4.15%, 09/15/30 (a)	220,000	218,709
4.15%, 03/15/31 (a)	300,000	296,712
2.15%, 12/10/31 (a)	600,000	531,138
4.55%, 09/15/32 (a)	300,000	301,230
4.45%, 12/04/32 (a)	310,000	307,938
4.50%, 05/17/33 (a)	440,000	438,605
6.50%, 12/01/33 (f)	245,000	272,660
4.95%, 09/15/35 (a)	520,000	521,066
4.75%, 12/04/35 (a)	460,000	451,697
6.55%, 09/15/37	140,000	157,583
3.90%, 03/07/39 (a)	335,000	294,401
2.35%, 06/24/40 (a)	350,000	248,615
3.60%, 09/15/42 (a)	150,000	119,370
4.15%, 05/18/43	350,000	295,802
4.90%, 05/17/44 (a)	275,000	252,783
3.70%, 02/10/45 (a)	630,000	491,161
5.50%, 03/15/46 (a)	230,000	225,982
4.00%, 03/07/49 (a)	450,000	352,939
2.45%, 06/24/50 (a)	390,000	226,243
2.75%, 12/10/51 (a)	575,000	349,864
5.00%, 05/17/53 (a)	435,000	392,822
5.70%, 09/15/55 (a)	400,000	397,956
5.55%, 12/04/55 (a)	560,000	543,973
2.90%, 12/10/61 (a)	650,000	372,144
5.15%, 05/17/63 (a)	295,000	265,134
5.70%, 12/04/65 (a)	310,000	302,138
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	110,000	115,355
5.75%, 11/15/36	205,000	219,545
Methodist Hospital
2.71%, 12/01/50 (a)	210,000	128,877
Molson Coors Beverage Co.
5.00%, 05/01/42	325,000	292,422
4.20%, 07/15/46 (a)	550,000	429,566
Mondelez International, Inc.
4.25%, 05/06/28 (a)	270,000	269,681
4.75%, 02/20/29 (a)	200,000	202,144
2.75%, 04/13/30 (a)	290,000	270,248
4.50%, 05/06/30 (a)	150,000	149,492
1.50%, 02/04/31 (a)	280,000	242,239
3.00%, 03/17/32 (a)	150,000	135,738
1.88%, 10/15/32 (a)	235,000	199,764
4.75%, 08/28/34 (a)	155,000	151,641
5.13%, 05/06/35 (a)	100,000	100,211
2.63%, 09/04/50 (a)	300,000	175,434
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Montefiore Obligated Group
5.25%, 11/01/48	150,000	124,040
4.29%, 09/01/50	100,000	69,951
Mount Nittany Medical Center Obligated Group
3.80%, 11/15/52	200,000	147,520
Mount Sinai Hospital
3.74%, 07/01/49 (a)(c)	125,000	84,368
3.39%, 07/01/50 (a)	100,000	63,729
Mylan, Inc.
4.55%, 04/15/28 (a)	290,000	288,556
5.40%, 11/29/43 (a)	180,000	152,563
5.20%, 04/15/48 (a)	250,000	198,123
MyMichigan Health
3.41%, 06/01/50 (a)	220,000	151,714
Nationwide Children's Hospital, Inc.
4.56%, 11/01/52 (a)	75,000	64,152
New York & Presbyterian Hospital
2.26%, 08/01/40 (a)	100,000	69,047
4.02%, 08/01/45	280,000	229,076
4.06%, 08/01/56	105,000	81,802
2.61%, 08/01/60 (a)	95,000	52,941
3.95%, 08/01/19 (a)	95,000	65,012
Northwell Healthcare, Inc.
3.98%, 11/01/46 (a)	175,000	137,944
4.26%, 11/01/47 (a)	225,000	182,880
3.81%, 11/01/49 (a)	155,000	115,061
Northwestern Memorial Healthcare Obligated Group
2.63%, 07/15/51 (a)	125,000	76,729
Novant Health, Inc.
2.64%, 11/01/36 (a)	5,000	3,977
3.17%, 11/01/51 (a)	280,000	183,593
3.32%, 11/01/61 (a)	120,000	75,792
Novartis Capital Corp.
3.10%, 05/17/27 (a)	350,000	346,717
3.90%, 11/05/28 (a)	210,000	208,971
4.10%, 03/16/29 (a)	400,000	399,660
3.80%, 09/18/29 (a)	325,000	320,811
2.20%, 08/14/30 (a)	685,000	627,761
4.10%, 11/05/30 (a)	540,000	533,920
4.40%, 03/18/31 (a)	500,000	500,090
4.00%, 09/18/31 (a)	265,000	261,340
4.30%, 11/05/32 (a)	280,000	276,259
4.60%, 03/18/33 (a)	500,000	498,070
4.20%, 09/18/34 (a)	375,000	363,097
4.60%, 11/05/35 (a)	280,000	274,733
4.90%, 03/18/36 (a)	750,000	748,425
3.70%, 09/21/42	160,000	129,904
4.40%, 05/06/44	595,000	521,642
5.20%, 11/05/45 (a)	110,000	105,358
4.00%, 11/20/45 (a)	375,000	308,134
5.60%, 03/18/46 (a)	300,000	300,672
2.75%, 08/14/50 (a)	370,000	232,708
4.70%, 09/18/54 (a)	270,000	236,401
5.30%, 11/05/55 (a)	170,000	163,069
5.70%, 03/18/56 (a)	700,000	705,103
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery
Series 2020 2.67%, 10/01/50 (a)	250,000	152,583
NYU Langone Hospitals
5.75%, 07/01/43	180,000	181,892
4.78%, 07/01/44	125,000	113,325
4.37%, 07/01/47 (a)	150,000	127,554
3.38%, 07/01/55 (a)(c)	170,000	116,204
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	200,000	171,204

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
OhioHealth Corp.
2.30%, 11/15/31 (a)	115,000	102,670
2.83%, 11/15/41 (a)	90,000	66,125
3.04%, 11/15/50 (a)	115,000	77,242
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	160,000	164,250
4.09%, 10/01/48 (a)	160,000	129,154
3.33%, 10/01/50 (a)	105,000	74,070
PeaceHealth Obligated Group
4.86%, 11/15/32 (a)	100,000	99,958
4.79%, 11/15/48 (a)	110,000	94,796
3.22%, 11/15/50 (a)	140,000	92,597
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29 (a)	150,000	151,649
4.70%, 02/16/34 (a)	190,000	189,153
PepsiCo, Inc.
3.00%, 10/15/27 (a)	500,000	492,805
4.45%, 02/07/28 (a)	200,000	201,684
3.60%, 02/18/28 (a)	240,000	238,380
4.45%, 05/15/28 (a)	75,000	75,635
4.10%, 01/15/29 (a)	240,000	239,875
7.00%, 03/01/29	200,000	215,572
4.50%, 07/17/29 (a)	250,000	252,422
2.63%, 07/29/29 (a)	300,000	285,561
4.60%, 02/07/30 (a)	300,000	304,140
2.75%, 03/19/30 (a)	500,000	472,795
1.63%, 05/01/30 (a)	295,000	266,131
4.30%, 07/23/30 (a)	190,000	190,564
1.40%, 02/25/31 (a)	325,000	283,562
1.95%, 10/21/31 (a)	585,000	516,461
3.90%, 07/18/32 (a)	400,000	388,572
4.65%, 07/23/32 (a)	250,000	251,767
4.45%, 02/15/33 (a)	300,000	301,569
4.80%, 07/17/34 (a)	150,000	151,145
5.00%, 02/07/35 (a)	375,000	379,710
5.00%, 07/23/35 (a)	425,000	429,768
5.50%, 01/15/40	125,000	128,689
3.50%, 03/19/40 (a)	195,000	162,146
4.88%, 11/01/40	130,000	125,600
2.63%, 10/21/41 (a)	175,000	125,293
4.00%, 03/05/42	150,000	126,824
3.60%, 08/13/42	145,000	116,769
4.25%, 10/22/44 (a)	30,000	25,548
4.45%, 04/14/46 (a)	375,000	325,534
3.45%, 10/06/46 (a)	320,000	237,738
4.00%, 05/02/47 (a)	255,000	204,558
3.38%, 07/29/49 (a)	205,000	145,216
2.88%, 10/15/49 (a)	300,000	193,596
3.63%, 03/19/50 (a)	325,000	239,973
2.75%, 10/21/51 (a)	285,000	175,372
4.20%, 07/18/52 (a)	210,000	169,586
4.65%, 02/15/53 (a)	45,000	38,983
5.25%, 07/17/54 (a)	170,000	162,852
3.88%, 03/19/60 (a)	240,000	179,434
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	1,285,000	1,292,530
4.65%, 05/19/30 (a)	850,000	856,171
4.75%, 05/19/33 (a)	1,530,000	1,525,089
5.11%, 05/19/43 (a)	920,000	869,823
5.30%, 05/19/53 (a)	1,895,000	1,762,255
5.34%, 05/19/63 (a)	1,195,000	1,085,323
Pfizer, Inc.
3.88%, 11/15/27	300,000	299,472
3.60%, 09/15/28 (a)	310,000	307,111
3.45%, 03/15/29 (a)	600,000	589,692
2.63%, 04/01/30 (a)	400,000	374,576
1.70%, 05/28/30 (a)	250,000	224,875
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 11/15/30 (a)	310,000	307,759
1.75%, 08/18/31 (a)	325,000	284,066
4.50%, 11/15/32 (a)	380,000	377,047
4.88%, 11/15/35 (a)	380,000	376,945
4.00%, 12/15/36	250,000	230,587
4.10%, 09/15/38 (a)	300,000	271,233
3.90%, 03/15/39 (a)	300,000	261,261
7.20%, 03/15/39	805,000	942,655
2.55%, 05/28/40 (a)	450,000	326,857
5.60%, 09/15/40	215,000	220,650
4.30%, 06/15/43	200,000	170,722
4.40%, 05/15/44	350,000	304,489
4.13%, 12/15/46	455,000	367,294
4.20%, 09/15/48 (a)	375,000	303,472
4.00%, 03/15/49 (a)	395,000	308,060
2.70%, 05/28/50 (a)	325,000	199,378
5.60%, 11/15/55 (a)	150,000	147,066
5.70%, 11/15/65 (a)	150,000	145,074
Pharmacia LLC
6.60%, 12/01/28	245,000	259,411
Philip Morris International, Inc.
3.13%, 08/17/27 (a)	50,000	49,371
4.38%, 11/01/27	255,000	255,668
5.13%, 11/17/27 (a)	500,000	506,765
4.88%, 02/15/28 (a)	435,000	439,902
3.13%, 03/02/28 (a)	315,000	308,722
4.13%, 04/28/28	200,000	199,692
5.25%, 09/07/28 (a)	235,000	240,988
3.88%, 10/27/28 (a)	250,000	247,890
4.88%, 02/13/29 (a)	310,000	314,786
3.38%, 08/15/29 (a)	310,000	300,418
4.63%, 11/01/29 (a)	255,000	257,287
5.63%, 11/17/29 (a)	400,000	416,100
5.13%, 02/15/30 (a)	600,000	612,972
4.38%, 04/30/30 (a)	310,000	308,645
2.10%, 05/01/30 (a)	320,000	291,606
5.50%, 09/07/30 (a)	285,000	295,927
4.00%, 10/29/30 (a)	265,000	259,594
1.75%, 11/01/30 (a)	270,000	239,177
5.13%, 02/13/31 (a)	305,000	311,920
4.75%, 11/01/31 (a)	200,000	200,994
4.25%, 10/29/32 (a)	300,000	291,354
5.75%, 11/17/32 (a)	525,000	552,720
5.38%, 02/15/33 (a)	675,000	694,291
5.63%, 09/07/33 (a)	360,000	375,973
5.25%, 02/13/34 (a)	550,000	561,082
4.90%, 11/01/34 (a)	210,000	208,965
4.88%, 04/30/35 (a)	140,000	138,096
4.63%, 10/29/35 (a)	250,000	240,812
6.38%, 05/16/38	435,000	475,003
4.38%, 11/15/41	250,000	217,327
4.50%, 03/20/42	200,000	174,746
3.88%, 08/21/42	250,000	201,253
4.13%, 03/04/43	250,000	207,505
4.88%, 11/15/43	280,000	252,123
4.25%, 11/10/44	375,000	311,580
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	85,000	74,031
2.72%, 01/01/42 (a)	130,000	91,610
2.86%, 01/01/52 (a)	105,000	65,229
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	500,000	478,990
3.50%, 03/01/32 (a)	275,000	249,826
6.25%, 07/01/33 (a)	350,000	365,862
6.88%, 05/15/34 (a)	160,000	172,997
Polaris, Inc.
6.95%, 03/15/29 (a)	225,000	235,930
5.60%, 03/01/31 (a)	150,000	148,746

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Presbyterian Healthcare Services
4.88%, 08/01/52 (a)	130,000	114,700
Procter & Gamble Co.
2.85%, 08/11/27	275,000	271,323
3.95%, 01/26/28	275,000	275,489
4.35%, 01/29/29	150,000	151,659
4.15%, 10/24/29	195,000	196,248
3.00%, 03/25/30	500,000	479,020
4.05%, 05/01/30	200,000	199,304
1.20%, 10/29/30	405,000	354,719
1.95%, 04/23/31	325,000	292,058
2.30%, 02/01/32	275,000	249,048
4.10%, 11/03/32	200,000	196,986
4.05%, 01/26/33	320,000	315,827
4.55%, 01/29/34	295,000	295,853
5.80%, 08/15/34	265,000	286,892
5.55%, 03/05/37	300,000	318,954
3.55%, 03/25/40	150,000	127,838
3.50%, 10/25/47	150,000	114,513
3.60%, 03/25/50	200,000	151,246
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	260,000	243,113
5.37%, 10/01/32 (a)	175,000	178,446
5.40%, 10/01/33 (a)	160,000	163,322
3.74%, 10/01/47	162,000	121,131
3.93%, 10/01/48 (a)	155,000	120,117
2.70%, 10/01/51 (a)	225,000	131,492
Queen's Health Systems
4.81%, 07/01/52 (a)	100,000	88,551
Quest Diagnostics, Inc.
4.20%, 06/30/29 (a)	325,000	323,154
4.63%, 12/15/29 (a)	100,000	100,738
2.95%, 06/30/30 (a)	200,000	187,470
2.80%, 06/30/31 (a)	220,000	201,047
6.40%, 11/30/33 (a)	275,000	299,516
5.00%, 12/15/34 (a)	250,000	248,555
4.70%, 03/30/45 (a)	50,000	44,541
Rady Children's Hospital-San Diego
3.15%, 08/15/51 (a)	90,000	60,239
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	375,000	332,700
2.80%, 09/15/50 (a)	265,000	160,826
Revvity, Inc.
1.90%, 09/15/28 (a)	230,000	216,011
3.30%, 09/15/29 (a)	250,000	239,440
2.55%, 03/15/31 (a)	85,000	76,600
2.25%, 09/15/31 (a)	230,000	201,291
3.63%, 03/15/51 (a)	125,000	88,349
Reynolds American, Inc.
5.70%, 08/15/35 (a)	250,000	257,302
7.25%, 06/15/37	125,000	142,459
6.15%, 09/15/43	175,000	176,286
5.85%, 08/15/45 (a)	735,000	713,126
Royalty Pharma PLC
1.75%, 09/02/27 (a)	345,000	332,608
5.15%, 09/02/29 (a)	245,000	249,403
2.20%, 09/02/30 (a)	195,000	175,598
4.45%, 03/25/31 (a)	180,000	177,799
2.15%, 09/02/31 (a)	175,000	152,502
5.40%, 09/02/34 (a)	150,000	151,364
5.20%, 09/25/35 (a)	295,000	291,295
3.30%, 09/02/40 (a)	360,000	273,193
3.55%, 09/02/50 (a)	230,000	155,641
3.35%, 09/02/51 (a)	335,000	217,174
5.90%, 09/02/54 (a)	150,000	144,729
5.95%, 09/25/55 (a)	150,000	146,367
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rush System for Health Obligated Group
3.92%, 11/15/29 (a)	150,000	147,803
Sanofi SA
3.75%, 11/03/27	275,000	274,057
3.63%, 06/19/28 (a)	275,000	272,118
3.80%, 11/03/28 (a)	100,000	99,250
4.20%, 11/03/32 (a)	350,000	343,815
Seattle Children's Hospital
2.72%, 10/01/50 (a)	105,000	64,825
Sentara Health
2.93%, 11/01/51 (a)	130,000	82,207
Sharp HealthCare
2.68%, 08/01/50 (a)	110,000	66,710
Smith & Nephew PLC
2.03%, 10/14/30 (a)	320,000	285,210
5.40%, 03/20/34 (a)	200,000	203,022
Solventum Corp.
5.40%, 03/01/29 (a)	230,000	235,577
5.45%, 03/13/31 (a)	305,000	313,034
5.60%, 03/23/34 (a)	470,000	480,979
5.90%, 04/30/54 (a)	350,000	343,101
SSM Health Care Corp.
4.89%, 06/01/28 (a)	175,000	176,491
Stanford Health Care
3.31%, 08/15/30 (a)	100,000	95,548
3.80%, 11/15/48 (a)	130,000	99,784
3.03%, 08/15/51 (a)	165,000	108,540
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	250,000	227,065
3.75%, 03/15/51 (a)	200,000	144,022
Stryker Corp.
4.70%, 02/10/28 (a)	220,000	221,857
3.65%, 03/07/28 (a)	190,000	188,009
4.85%, 12/08/28 (a)	200,000	202,972
4.25%, 09/11/29 (a)	225,000	224,197
4.85%, 02/10/30 (a)	240,000	243,586
1.95%, 06/15/30 (a)	300,000	271,122
4.63%, 09/11/34 (a)	265,000	258,953
5.20%, 02/10/35 (a)	305,000	309,206
4.10%, 04/01/43 (a)	105,000	87,280
4.38%, 05/15/44 (a)	120,000	101,704
4.63%, 03/15/46 (a)	305,000	264,090
2.90%, 06/15/50 (a)	220,000	140,364
Summa Health
3.51%, 11/15/51 (a)	90,000	66,569
Sutter Health
3.70%, 08/15/28 (a)	100,000	98,848
2.29%, 08/15/30 (a)	250,000	228,117
5.16%, 08/15/33 (a)	185,000	187,762
5.54%, 08/15/35 (a)	240,000	247,716
3.16%, 08/15/40 (a)	180,000	139,237
4.09%, 08/15/48 (a)	180,000	144,477
3.36%, 08/15/50 (a)	275,000	191,263
5.55%, 08/15/53 (a)	55,000	53,767
Sysco Corp.
3.25%, 07/15/27 (a)	280,000	275,464
5.75%, 01/17/29 (a)	250,000	256,972
2.40%, 02/15/30 (a)	210,000	192,593
5.95%, 04/01/30 (a)	200,000	207,680
5.10%, 09/23/30 (a)	260,000	262,155
2.45%, 12/14/31 (a)	150,000	131,199
5.40%, 03/23/35 (a)	175,000	173,926
5.38%, 09/21/35	190,000	189,877
6.60%, 04/01/40 (a)	175,000	186,636
4.85%, 10/01/45 (a)	175,000	148,866
4.50%, 04/01/46 (a)	235,000	191,229

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 03/15/48 (a)	180,000	142,348
3.30%, 02/15/50 (a)	215,000	140,339
6.60%, 04/01/50 (a)	450,000	464,980
3.15%, 12/14/51 (a)	230,000	141,705
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	525,000	531,967
2.05%, 03/31/30 (a)	850,000	772,973
5.30%, 07/05/34 (a)	455,000	460,469
3.03%, 07/09/40 (a)	355,000	267,823
5.65%, 07/05/44 (a)	240,000	235,649
3.18%, 07/09/50 (a)	595,000	391,712
5.65%, 07/05/54 (a)	200,000	192,424
3.38%, 07/09/60 (a)	310,000	195,068
5.80%, 07/05/64 (a)	80,000	77,255
Takeda U.S. Financing, Inc.
5.20%, 07/07/35 (a)	535,000	535,465
5.90%, 07/07/55 (a)	230,000	229,551
Texas Health Resources
2.33%, 11/15/50 (a)	80,000	45,258
4.33%, 11/15/55	105,000	86,802
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27 (a)	170,000	171,923
1.75%, 10/15/28 (a)	200,000	188,382
5.00%, 01/31/29 (a)	325,000	331,588
2.60%, 10/01/29 (a)	270,000	255,258
4.98%, 08/10/30 (a)	280,000	286,336
4.22%, 02/12/31 (a)	325,000	321,753
4.20%, 03/01/31 (a)	150,000	148,448
2.00%, 10/15/31 (a)	340,000	300,995
4.47%, 10/07/32 (a)	200,000	198,006
4.95%, 11/21/32 (a)	200,000	203,630
4.55%, 06/15/33 (a)	250,000	247,087
5.09%, 08/10/33 (a)	300,000	306,054
5.20%, 01/31/34 (a)	200,000	205,304
4.79%, 10/07/35 (a)	200,000	197,644
4.90%, 02/12/36 (a)	425,000	421,553
4.89%, 10/07/37 (a)	150,000	148,026
2.80%, 10/15/41 (a)	365,000	267,030
5.40%, 08/10/43 (a)	220,000	218,152
5.30%, 02/01/44 (a)	123,000	119,004
5.55%, 02/12/46 (a)	250,000	247,145
4.10%, 08/15/47 (a)	230,000	188,917
Toledo Hospital
5.33%, 11/15/28	100,000	100,906
5.75%, 11/15/38 (a)	200,000	200,650
6.02%, 11/15/48	160,000	151,602
Trinity Health Corp.
2.63%, 12/01/40 (a)	125,000	89,846
4.13%, 12/01/45	140,000	115,924
3.43%, 12/01/48	100,000	74,275
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	420,000	416,107
4.35%, 03/01/29 (a)	365,000	364,044
5.40%, 03/15/29 (a)	200,000	205,212
5.70%, 03/15/34 (a)	265,000	274,633
4.88%, 08/15/34 (a)	125,000	123,061
4.95%, 02/20/36 (a)	150,000	146,633
5.15%, 08/15/44 (a)	175,000	161,823
4.55%, 06/02/47 (a)	220,000	185,090
5.10%, 09/28/48 (a)	460,000	414,897
UMass Memorial Health Care Obligated Group
5.36%, 07/01/52 (a)	80,000	74,095
Unilever Capital Corp.
2.90%, 05/05/27 (a)	445,000	440,029
3.50%, 03/22/28 (a)	350,000	346,451
2.13%, 09/06/29 (a)	200,000	187,210
1.38%, 09/14/30 (a)	250,000	221,192
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.75%, 08/12/31 (a)	265,000	232,217
5.90%, 11/15/32	275,000	297,830
5.00%, 12/08/33 (a)	340,000	347,704
4.63%, 08/12/34 (a)	500,000	494,935
2.63%, 08/12/51 (a)	330,000	199,660
Universal Health Services, Inc.
2.65%, 10/15/30 (a)	250,000	225,180
2.65%, 01/15/32 (a)	150,000	130,685
5.05%, 10/15/34 (a)	215,000	205,865
UPMC
5.04%, 05/15/33 (a)	100,000	101,546
5.38%, 05/15/43 (a)	140,000	136,104
Utah Acquisition Sub, Inc.
5.25%, 06/15/46 (a)	305,000	245,254
Viatris, Inc.
2.30%, 06/22/27 (a)	200,000	194,048
2.70%, 06/22/30 (a)	430,000	389,730
3.85%, 06/22/40 (a)	455,000	345,623
4.00%, 06/22/50 (a)	625,000	410,194
WakeMed
3.29%, 10/01/52 (a)	100,000	67,308
West Virginia United Health System Obligated Group
3.13%, 06/01/50 (a)	165,000	105,722
Willis-Knighton Medical Center
4.81%, 09/01/48 (a)	165,000	142,184
3.07%, 03/01/51 (a)	215,000	136,697
Wyeth LLC
6.50%, 02/01/34	290,000	320,926
6.00%, 02/15/36	220,000	235,204
5.95%, 04/01/37	620,000	657,250
Yale-New Haven Health Services Corp.
2.50%, 07/01/50 (a)	270,000	160,944
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	60,000	61,382
2.60%, 11/24/31 (a)	365,000	326,025
5.20%, 09/15/34 (a)	240,000	240,060
5.50%, 02/19/35 (a)	200,000	204,246
5.75%, 11/30/39	115,000	116,720
4.45%, 08/15/45 (a)	149,000	127,687
Zoetis, Inc.
3.00%, 09/12/27 (a)	240,000	235,978
4.15%, 08/17/28 (a)	275,000	274,191
3.90%, 08/20/28 (a)	220,000	218,055
2.00%, 05/15/30 (a)	200,000	181,866
5.60%, 11/16/32 (a)	275,000	288,200
5.00%, 08/17/35 (a)	200,000	198,578
4.70%, 02/01/43 (a)	350,000	312,252
3.95%, 09/12/47 (a)	200,000	157,016
4.45%, 08/20/48 (a)	150,000	125,925
3.00%, 05/15/50 (a)	140,000	90,432
		352,738,298
Energy 1.7%
Antero Resources Corp.
5.40%, 02/01/36 (a)	230,000	226,561
APA Corp.
4.25%, 01/15/30 (a)	150,000	147,776
6.10%, 02/15/35 (a)	120,000	123,350
6.00%, 01/15/37	90,000	91,094
5.10%, 09/01/40 (a)	160,000	144,077
5.35%, 07/01/49 (a)	180,000	152,125
6.75%, 02/15/55 (a)	150,000	150,965
Baker Hughes Holdings LLC
5.13%, 09/15/40	350,000	335,685

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	400,000	394,556
4.05%, 03/11/29 (a)	150,000	149,151
3.14%, 11/07/29 (a)	150,000	144,336
4.49%, 05/01/30 (a)	220,000	220,418
4.35%, 06/15/31 (a)	250,000	246,875
4.65%, 06/15/33 (a)	200,000	196,976
5.00%, 06/15/36 (a)	600,000	588,954
4.08%, 12/15/47 (a)	380,000	298,471
5.85%, 06/15/56 (a)	600,000	586,968
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	295,000	294,850
4.80%, 05/03/29 (a)	160,000	160,947
3.40%, 02/15/31 (a)	125,000	116,765
3.60%, 09/01/32 (a)	200,000	184,572
5.38%, 02/15/36 (a)	170,000	167,479
BP Capital Markets America, Inc.
3.54%, 04/06/27 (a)	160,000	158,934
3.59%, 04/14/27 (a)	250,000	248,517
5.02%, 11/17/27 (a)	315,000	319,344
3.94%, 09/21/28 (a)	335,000	332,836
4.23%, 11/06/28 (a)	550,000	550,330
4.70%, 04/10/29 (a)	345,000	349,088
4.97%, 10/17/29 (a)	225,000	229,797
3.63%, 04/06/30 (a)	340,000	331,174
1.75%, 08/10/30 (a)	400,000	357,976
2.72%, 01/12/32 (a)	775,000	701,189
4.81%, 02/13/33 (a)	600,000	602,022
4.89%, 09/11/33 (a)	485,000	488,279
4.99%, 04/10/34 (a)	350,000	352,779
5.23%, 11/17/34 (a)	550,000	561,429
3.06%, 06/17/41 (a)	450,000	339,750
3.00%, 02/24/50 (a)	625,000	403,200
2.77%, 11/10/50 (a)	810,000	497,340
2.94%, 06/04/51 (a)	720,000	453,953
3.00%, 03/17/52 (a)	400,000	253,644
3.38%, 02/08/61 (a)	605,000	391,489
BP Capital Markets PLC
3.28%, 09/19/27 (a)	600,000	592,806
3.72%, 11/28/28 (a)	250,000	246,217
Burlington Resources LLC
7.20%, 08/15/31	220,000	247,080
5.95%, 10/15/36	90,000	96,071
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	400,000	397,760
5.00%, 12/15/29 (a)	200,000	203,282
2.95%, 07/15/30 (a)	250,000	235,422
7.20%, 01/15/32	205,000	227,782
6.45%, 06/30/33	120,000	129,186
5.40%, 12/15/34 (a)	240,000	242,839
5.85%, 02/01/35	100,000	104,345
6.50%, 02/15/37	140,000	149,824
6.25%, 03/15/38	300,000	316,353
6.75%, 02/01/39	100,000	108,875
4.95%, 06/01/47 (a)	235,000	205,270
Cenovus Energy, Inc.
4.65%, 03/20/31 (a)	150,000	149,027
2.65%, 01/15/32 (a)	100,000	89,024
5.40%, 03/20/36 (a)	150,000	149,349
5.25%, 06/15/37 (a)	99,000	95,987
6.75%, 11/15/39	225,000	245,407
5.40%, 06/15/47 (a)	175,000	158,984
3.75%, 02/15/52 (a)	225,000	157,586
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	370,000	372,231
3.70%, 11/15/29 (a)	325,000	316,114
2.74%, 12/31/39 (a)	245,000	207,554
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	550,000	547,035
4.00%, 03/01/31 (a)	535,000	513,894
3.25%, 01/31/32 (a)	365,000	332,749
5.95%, 06/30/33 (a)	565,000	593,177
5.75%, 08/15/34 (a)	320,000	330,125
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	740,000	737,743
5.65%, 04/15/34 (a)	415,000	427,720
5.20%, 07/30/36 (a)(e)	200,000	197,942
6.00%, 07/30/56 (a)(e)	200,000	199,250
Chevron Corp.
2.00%, 05/11/27 (a)	275,000	269,153
2.24%, 05/11/30 (a)	500,000	461,935
3.08%, 05/11/50 (a)	415,000	279,743
Chevron USA, Inc.
1.02%, 08/12/27 (a)	310,000	297,619
3.95%, 08/13/27	150,000	150,056
3.85%, 01/15/28 (a)	175,000	174,552
4.48%, 02/26/28 (a)	300,000	302,481
4.05%, 08/13/28 (a)	190,000	190,160
3.25%, 10/15/29 (a)	125,000	121,238
4.69%, 04/15/30 (a)	325,000	330,187
4.30%, 10/15/30 (a)	370,000	370,929
4.82%, 04/15/32 (a)	200,000	204,196
4.50%, 10/15/32 (a)	425,000	426,521
4.98%, 04/15/35 (a)	225,000	228,193
4.85%, 10/15/35 (a)	260,000	261,092
6.00%, 03/01/41 (a)	115,000	124,231
5.25%, 11/15/43 (a)	110,000	109,343
2.34%, 08/12/50 (a)	205,000	118,189
Columbia Pipeline Group, Inc.
5.80%, 06/01/45 (a)	165,000	161,626
ConocoPhillips
5.90%, 10/15/32	160,000	172,086
6.50%, 02/01/39	500,000	554,005
4.88%, 10/01/47 (a)	200,000	177,018
ConocoPhillips Co.
6.95%, 04/15/29	225,000	241,679
4.70%, 01/15/30 (a)	400,000	403,804
4.85%, 01/15/32 (a)	235,000	238,840
5.05%, 09/15/33 (a)	290,000	295,437
5.00%, 01/15/35 (a)	370,000	371,720
3.76%, 03/15/42 (a)	200,000	161,458
4.30%, 11/15/44 (a)	230,000	193,071
5.95%, 03/15/46 (a)	95,000	97,470
3.80%, 03/15/52 (a)	400,000	293,260
5.30%, 05/15/53 (a)	350,000	324,254
5.55%, 03/15/54 (a)	325,000	311,597
5.50%, 01/15/55 (a)	400,000	382,540
4.03%, 03/15/62 (a)	545,000	392,983
5.70%, 09/15/63 (a)	250,000	240,835
5.65%, 01/15/65 (a)	200,000	190,818
Continental Resources, Inc.
4.38%, 01/15/28 (a)	340,000	337,695
4.90%, 06/01/44 (a)	240,000	189,970
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	300,000	298,134
4.38%, 03/15/29 (a)	175,000	174,666
5.60%, 03/15/34 (a)	100,000	102,472
5.40%, 02/15/35 (a)	265,000	266,055
5.90%, 02/15/55 (a)	280,000	267,358
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	235,000	238,130
5.13%, 05/15/29 (a)	100,000	101,667
8.13%, 08/16/30	185,000	211,348

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 02/15/32 (a)	170,000	154,984
5.60%, 04/01/44 (a)	115,000	109,741
Devon Energy Corp.
5.25%, 10/15/27 (a)	245,000	245,017
5.88%, 06/15/28 (a)(e)	150,000	150,068
4.50%, 01/15/30 (a)	210,000	209,381
7.88%, 09/30/31	285,000	328,075
7.95%, 04/15/32	100,000	115,198
5.20%, 09/15/34 (a)	300,000	300,705
5.60%, 07/15/41 (a)	400,000	387,864
4.75%, 05/15/42 (a)	345,000	303,538
5.00%, 06/15/45 (a)	280,000	245,935
5.75%, 09/15/54 (a)	245,000	230,565
Diamondback Energy, Inc.
5.20%, 04/18/27 (a)	300,000	302,538
3.50%, 12/01/29 (a)	365,000	352,254
5.15%, 01/30/30 (a)	230,000	235,014
3.13%, 03/24/31 (a)	280,000	260,053
6.25%, 03/15/33 (a)	405,000	432,726
5.40%, 04/18/34 (a)	325,000	330,323
5.55%, 04/01/35 (a)	300,000	306,519
4.40%, 03/24/51 (a)	200,000	160,014
4.25%, 03/15/52 (a)	325,000	252,106
6.25%, 03/15/53 (a)	220,000	222,950
5.75%, 04/18/54 (a)	440,000	417,600
5.90%, 04/18/64 (a)	350,000	333,053
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	295,000	306,248
5.65%, 10/15/54 (a)	260,000	244,995
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	225,000	213,417
4.80%, 11/01/43 (a)(e)	130,000	114,170
4.60%, 12/15/44 (a)	250,000	214,110
Enbridge Energy Partners LP
7.50%, 04/15/38	245,000	285,158
5.50%, 09/15/40 (a)	200,000	195,688
7.38%, 10/15/45 (a)	240,000	274,447
Enbridge, Inc.
5.25%, 04/05/27 (a)	200,000	201,664
3.70%, 07/15/27 (a)	225,000	223,097
4.60%, 06/20/28 (a)	120,000	120,422
6.00%, 11/15/28 (a)	200,000	207,794
4.20%, 11/20/28 (a)	165,000	163,860
5.30%, 04/05/29 (a)	245,000	250,267
3.13%, 11/15/29 (a)	350,000	333,623
4.90%, 06/20/30 (a)	170,000	171,853
6.20%, 11/15/30 (a)	220,000	233,468
4.50%, 02/15/31 (a)	150,000	148,491
4.85%, 03/27/31 (a)	300,000	301,248
5.70%, 03/08/33 (a)	740,000	767,358
2.50%, 08/01/33 (a)	400,000	340,404
5.63%, 04/05/34 (a)	230,000	237,578
5.55%, 06/20/35 (a)	260,000	265,977
5.20%, 11/20/35 (a)	150,000	149,471
5.45%, 03/27/36 (a)	300,000	303,126
4.50%, 06/10/44 (a)	280,000	233,761
5.50%, 12/01/46 (a)	225,000	215,033
4.00%, 11/15/49 (a)	310,000	234,413
3.40%, 08/01/51 (a)	100,000	67,189
6.70%, 11/15/53 (a)	390,000	424,378
5.95%, 04/05/54 (a)	300,000	298,500
7.20%, 06/27/54 (a)(b)	225,000	236,833
Energy Transfer LP
4.20%, 04/15/27 (a)	150,000	149,715
5.50%, 06/01/27 (a)	275,000	277,736
4.00%, 10/01/27 (a)	250,000	248,392
5.55%, 02/15/28 (a)	185,000	188,539
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 05/15/28 (a)	250,000	252,270
4.95%, 06/15/28 (a)	375,000	378,986
6.10%, 12/01/28 (a)	30,000	31,207
5.25%, 04/15/29 (a)	500,000	509,555
5.25%, 07/01/29 (a)	275,000	281,201
4.15%, 09/15/29 (a)	210,000	207,627
5.20%, 04/01/30 (a)	275,000	281,468
3.75%, 05/15/30 (a)	355,000	343,455
6.40%, 12/01/30 (a)	375,000	400,924
4.55%, 01/15/31 (a)	310,000	307,325
5.75%, 02/15/33 (a)	520,000	541,247
6.55%, 12/01/33 (a)	430,000	464,507
5.55%, 05/15/34 (a)	380,000	387,007
5.60%, 09/01/34 (a)	350,000	357,325
4.90%, 03/15/35 (a)	205,000	198,881
5.70%, 04/01/35 (a)	450,000	462,154
5.35%, 01/15/36 (a)	310,000	308,286
6.63%, 10/15/36	135,000	146,376
5.80%, 06/15/38 (a)	110,000	111,594
7.50%, 07/01/38	185,000	212,537
6.05%, 06/01/41 (a)	200,000	200,458
6.50%, 02/01/42 (a)	350,000	365,137
6.10%, 02/15/42	275,000	273,218
4.95%, 01/15/43 (a)	200,000	173,792
5.15%, 02/01/43 (a)	165,000	146,343
5.95%, 10/01/43 (a)	128,000	124,877
5.30%, 04/01/44 (a)	245,000	220,186
5.00%, 05/15/44 (a)	120,000	104,515
5.15%, 03/15/45 (a)	300,000	261,993
5.35%, 05/15/45 (a)	200,000	178,994
6.13%, 12/15/45 (a)	350,000	342,517
5.30%, 04/15/47 (a)	300,000	265,203
5.40%, 10/01/47 (a)	400,000	356,180
6.00%, 06/15/48 (a)	310,000	298,397
6.25%, 04/15/49 (a)	500,000	491,460
5.00%, 05/15/50 (a)	615,000	510,192
5.95%, 05/15/54 (a)	505,000	474,185
6.05%, 09/01/54 (a)	350,000	333,508
6.20%, 04/01/55 (a)	355,000	345,316
6.30%, 01/15/56 (a)	320,000	315,997
Eni USA, Inc.
7.30%, 11/15/27	165,000	172,473
Enterprise Products Operating LLC
4.30%, 06/20/28 (a)	250,000	250,345
4.15%, 10/16/28 (a)	375,000	374,366
3.13%, 07/31/29 (a)	300,000	289,269
2.80%, 01/31/30 (a)	400,000	377,620
4.60%, 01/15/31 (a)	420,000	421,079
5.35%, 01/31/33 (a)	300,000	309,729
6.88%, 03/01/33	165,000	185,351
4.85%, 01/31/34 (a)	200,000	199,862
6.65%, 10/15/34	120,000	133,223
4.95%, 02/15/35 (a)	325,000	324,740
5.20%, 01/15/36 (a)	470,000	472,660
7.55%, 04/15/38	155,000	183,782
6.13%, 10/15/39	285,000	303,824
6.45%, 09/01/40	165,000	181,587
5.95%, 02/01/41	275,000	287,048
5.70%, 02/15/42	175,000	175,429
4.85%, 08/15/42 (a)	295,000	268,987
4.45%, 02/15/43 (a)	300,000	260,229
4.85%, 03/15/44 (a)	400,000	361,520
5.10%, 02/15/45 (a)	350,000	324,023
4.90%, 05/15/46 (a)	385,000	344,140
4.25%, 02/15/48 (a)	455,000	367,149
4.80%, 02/01/49 (a)	305,000	265,753
4.20%, 01/31/50 (a)	425,000	337,939
3.70%, 01/31/51 (a)	360,000	260,719

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 02/15/52 (a)	325,000	212,820
3.30%, 02/15/53 (a)	400,000	264,976
4.95%, 10/15/54 (a)	160,000	140,645
5.55%, 02/16/55 (a)	455,000	438,147
3.95%, 01/31/60 (a)	375,000	270,889
5.25%, 08/16/77 (a)(b)	385,000	382,078
5.38%, 02/15/78 (a)(b)	215,000	212,648
EOG Resources, Inc.
4.40%, 07/15/28 (a)	175,000	175,683
4.38%, 04/15/30 (a)	250,000	249,495
4.40%, 01/15/31 (a)	230,000	228,519
5.00%, 07/15/32 (a)	360,000	364,831
3.90%, 04/01/35 (a)	95,000	87,429
5.35%, 01/15/36 (a)	360,000	365,623
4.95%, 04/15/50 (a)	220,000	194,786
5.65%, 12/01/54 (a)	335,000	326,481
5.95%, 07/15/55 (a)	250,000	253,887
EQT Corp.
3.90%, 10/01/27 (a)	136,000	134,836
5.70%, 04/01/28 (a)	150,000	153,428
7.00%, 02/01/30 (a)(f)	80,000	85,619
7.50%, 06/01/30 (a)	160,000	174,301
4.75%, 01/15/31 (a)	300,000	298,953
5.75%, 02/01/34 (a)	295,000	304,419
Expand Energy Corp.
5.38%, 02/01/29 (a)	375,000	375,071
5.38%, 03/15/30 (a)	300,000	302,682
4.75%, 02/01/32 (a)	415,000	404,517
5.70%, 01/15/35 (a)	275,000	279,405
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	400,000	380,724
3.48%, 03/19/30 (a)	575,000	559,745
2.61%, 10/15/30 (a)	625,000	584,419
3.00%, 08/16/39 (a)	230,000	182,871
4.23%, 03/19/40 (a)	625,000	566,775
3.57%, 03/06/45 (a)	370,000	286,284
4.11%, 03/01/46 (a)	765,000	631,844
3.10%, 08/16/49 (a)	490,000	330,970
4.33%, 03/19/50 (a)	920,000	765,578
3.45%, 04/15/51 (a)	765,000	545,307
Halliburton Co.
2.92%, 03/01/30 (a)	305,000	287,557
4.85%, 11/15/35 (a)	375,000	364,864
6.70%, 09/15/38	295,000	324,016
7.45%, 09/15/39	325,000	380,513
4.50%, 11/15/41 (a)	50,000	43,369
4.75%, 08/01/43 (a)	225,000	197,170
5.00%, 11/15/45 (a)	550,000	488,174
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	275,000	275,654
4.85%, 12/01/29 (a)	150,000	150,489
2.90%, 09/29/31 (a)	190,000	169,885
5.50%, 12/01/34 (a)	150,000	148,133
Hess Corp.
4.30%, 04/01/27 (a)	230,000	230,147
7.88%, 10/01/29	175,000	195,652
7.30%, 08/15/31	233,000	263,460
7.13%, 03/15/33	210,000	239,551
6.00%, 01/15/40	290,000	306,791
5.60%, 02/15/41	350,000	356,583
5.80%, 04/01/47 (a)	200,000	201,840
HF Sinclair Corp.
5.00%, 02/01/28 (a)	245,000	244,971
4.50%, 10/01/30 (a)	205,000	201,628
5.50%, 09/01/32 (a)	245,000	245,973
6.25%, 01/15/35 (a)	130,000	134,317
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	185,000	207,324
7.75%, 03/15/32	240,000	273,691
7.30%, 08/15/33	150,000	169,872
5.80%, 03/15/35	210,000	218,274
6.50%, 02/01/37	170,000	184,358
6.95%, 01/15/38	350,000	391,286
6.50%, 09/01/39	200,000	213,966
6.55%, 09/15/40	165,000	176,765
7.50%, 11/15/40	105,000	121,905
6.38%, 03/01/41	185,000	195,088
5.63%, 09/01/41	175,000	170,189
5.00%, 08/15/42 (a)	175,000	158,090
4.70%, 11/01/42 (a)	225,000	197,453
5.00%, 03/01/43 (a)	215,000	193,128
5.50%, 03/01/44 (a)	215,000	203,478
5.40%, 09/01/44 (a)	150,000	139,511
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	390,000	389,785
5.00%, 02/01/29 (a)	300,000	304,788
5.10%, 08/01/29 (a)	150,000	153,032
5.15%, 06/01/30 (a)	335,000	342,893
2.00%, 02/15/31 (a)	360,000	318,823
7.80%, 08/01/31	255,000	291,151
7.75%, 01/15/32	300,000	344,238
4.80%, 02/01/33 (a)	250,000	248,325
5.20%, 06/01/33 (a)	240,000	244,279
5.40%, 02/01/34 (a)	325,000	332,865
5.30%, 12/01/34 (a)	170,000	171,644
5.55%, 06/01/45 (a)	540,000	515,284
5.05%, 02/15/46 (a)	250,000	223,313
5.20%, 03/01/48 (a)	246,000	221,848
3.25%, 08/01/50 (a)	150,000	97,656
3.60%, 02/15/51 (a)	250,000	172,673
5.45%, 08/01/52 (a)	295,000	272,409
5.95%, 08/01/54 (a)	200,000	198,750
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	275,000	271,843
5.15%, 03/01/30 (a)	300,000	306,306
5.70%, 03/01/35 (a)	200,000	205,436
6.50%, 03/01/41 (a)	375,000	399,791
4.75%, 09/15/44 (a)	235,000	200,448
4.50%, 04/01/48 (a)	230,000	182,811
5.00%, 09/15/54 (a)	165,000	138,615
MPLX LP
4.25%, 12/01/27 (a)	246,000	245,510
4.00%, 03/15/28 (a)	450,000	446,620
4.80%, 02/15/29 (a)	250,000	252,237
2.65%, 08/15/30 (a)	450,000	414,900
4.80%, 02/15/31 (a)	370,000	371,158
4.95%, 09/01/32 (a)	310,000	309,433
5.00%, 01/15/33 (a)	230,000	228,717
5.00%, 03/01/33 (a)	350,000	348,152
5.50%, 06/01/34 (a)	505,000	511,126
5.40%, 04/01/35 (a)	250,000	249,792
5.40%, 09/15/35 (a)	455,000	453,189
5.30%, 04/01/36 (a)	300,000	295,869
4.50%, 04/15/38 (a)	645,000	581,068
5.20%, 03/01/47 (a)	375,000	332,002
5.20%, 12/01/47 (a)	155,000	136,411
4.70%, 04/15/48 (a)	525,000	428,127
5.50%, 02/15/49 (a)	425,000	385,101
4.95%, 03/14/52 (a)	440,000	365,746
5.65%, 03/01/53 (a)	100,000	91,630
5.95%, 04/01/55 (a)	270,000	257,750
6.20%, 09/15/55 (a)	290,000	286,160
6.10%, 04/01/56 (a)	100,000	97,229
4.90%, 04/15/58 (a)	320,000	260,051

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Fuel Gas Co.
3.95%, 09/15/27 (a)	185,000	183,611
4.75%, 09/01/28 (a)	105,000	105,176
5.50%, 03/15/30 (a)	160,000	163,872
2.95%, 03/01/31 (a)	145,000	131,875
5.95%, 03/15/35 (a)	150,000	155,510
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	50,000	49,800
NOV, Inc.
3.60%, 12/01/29 (a)	180,000	174,148
3.95%, 12/01/42 (a)	395,000	311,375
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	510,000	581,038
6.63%, 09/01/30 (a)	405,000	434,427
7.50%, 05/01/31	250,000	278,547
7.88%, 09/15/31	175,000	199,043
5.38%, 01/01/32 (a)	350,000	356,639
5.55%, 10/01/34 (a)	375,000	381,184
6.45%, 09/15/36	540,000	576,823
7.95%, 06/15/39	55,000	64,351
6.20%, 03/15/40	215,000	219,423
6.60%, 03/15/46 (a)	330,000	341,840
4.40%, 04/15/46 (a)	160,000	126,490
4.20%, 03/15/48 (a)	160,000	119,818
6.05%, 10/01/54 (a)	270,000	262,583
ONEOK Partners LP
6.65%, 10/01/36	135,000	145,480
6.85%, 10/15/37	200,000	218,538
6.13%, 02/01/41 (a)	200,000	203,204
6.20%, 09/15/43 (a)	135,000	134,950
ONEOK, Inc.
4.00%, 07/13/27 (a)	190,000	188,987
4.25%, 09/24/27 (a)	275,000	274,417
4.55%, 07/15/28 (a)	225,000	225,355
5.65%, 11/01/28 (a)	200,000	205,436
4.35%, 03/15/29 (a)	230,000	228,673
5.38%, 06/01/29 (a)	155,000	157,999
3.40%, 09/01/29 (a)	250,000	240,642
4.40%, 10/15/29 (a)	425,000	422,752
3.10%, 03/15/30 (a)	260,000	245,333
3.25%, 06/01/30 (a)	195,000	184,261
5.80%, 11/01/30 (a)	200,000	208,292
6.35%, 01/15/31 (a)	200,000	212,760
4.75%, 10/15/31 (a)	320,000	316,963
4.95%, 10/15/32 (a)	220,000	218,302
6.10%, 11/15/32 (a)	200,000	211,026
6.05%, 09/01/33 (a)	480,000	503,208
5.65%, 09/01/34 (a)	160,000	162,989
5.05%, 11/01/34 (a)	385,000	375,394
6.00%, 06/15/35	100,000	103,923
5.40%, 10/15/35 (a)	290,000	288,509
5.15%, 10/15/43 (a)	215,000	191,376
5.60%, 04/01/44 (a)	150,000	138,281
5.05%, 04/01/45 (a)	220,000	189,035
4.25%, 09/15/46 (a)	215,000	164,595
5.45%, 06/01/47 (a)	170,000	153,702
4.95%, 07/13/47 (a)	90,000	76,721
4.20%, 10/03/47 (a)	250,000	189,578
5.20%, 07/15/48 (a)	325,000	286,273
4.85%, 02/01/49 (a)	169,000	139,261
4.45%, 09/01/49 (a)	145,000	115,279
3.95%, 03/01/50 (a)	235,000	166,378
7.15%, 01/15/51 (a)	135,000	145,984
6.63%, 09/01/53 (a)	525,000	539,427
5.70%, 11/01/54 (a)	410,000	374,117
6.25%, 10/15/55 (a)	370,000	363,136
5.85%, 11/01/64 (a)	215,000	196,635
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ovintiv, Inc.
5.65%, 05/15/28 (a)	300,000	308,193
8.13%, 09/15/30	50,000	56,321
7.20%, 11/01/31	130,000	143,159
7.38%, 11/01/31	260,000	288,028
6.25%, 07/15/33 (a)	120,000	126,722
6.50%, 08/15/34	175,000	186,961
6.63%, 08/15/37	220,000	234,709
6.50%, 02/01/38	120,000	126,145
7.10%, 07/15/53 (a)	125,000	135,324
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	200,000	196,506
5.15%, 11/15/29 (a)	220,000	220,625
7.15%, 10/01/33 (a)	160,000	172,082
Phillips 66
3.90%, 03/15/28 (a)	355,000	352,263
2.15%, 12/15/30 (a)	365,000	327,431
4.65%, 11/15/34 (a)	150,000	145,299
5.88%, 05/01/42	450,000	450,981
4.88%, 11/15/44 (a)	510,000	443,578
3.30%, 03/15/52 (a)	425,000	275,685
Phillips 66 Co.
4.95%, 12/01/27 (a)	275,000	277,662
3.75%, 03/01/28 (a)	245,000	242,589
3.15%, 12/15/29 (a)	290,000	276,622
5.25%, 06/15/31 (a)	240,000	246,250
5.30%, 06/30/33 (a)	300,000	305,550
4.95%, 03/15/35 (a)	200,000	197,364
4.68%, 02/15/45 (a)	215,000	181,226
4.90%, 10/01/46 (a)	205,000	177,770
5.65%, 06/15/54 (a)	150,000	139,917
5.50%, 03/15/55 (a)	155,000	142,242
5.88%, 03/15/56 (a)(b)	340,000	335,033
6.20%, 03/15/56 (a)(b)	345,000	343,699
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	380,000	342,441
2.15%, 01/15/31 (a)	275,000	248,141
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	300,000	309,804
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	290,000	280,798
3.80%, 09/15/30 (a)	265,000	255,494
4.70%, 01/15/31 (a)	315,000	314,543
5.70%, 09/15/34 (a)	205,000	209,779
5.60%, 01/15/36 (a)	160,000	160,570
6.65%, 01/15/37	320,000	344,966
5.15%, 06/01/42 (a)	200,000	180,046
4.30%, 01/31/43 (a)	150,000	121,841
4.70%, 06/15/44 (a)	205,000	174,170
4.90%, 02/15/45 (a)	200,000	173,132
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	450,000	448,164
4.50%, 05/15/30 (a)	575,000	571,303
5.90%, 09/15/37 (a)	193,514	202,328
Schlumberger Investment SA
2.65%, 06/26/30 (a)	25,000	23,317
Shell Finance U.S., Inc.
3.88%, 11/13/28 (a)(e)	300,000	297,783
2.38%, 11/07/29 (a)	400,000	375,472
2.75%, 04/06/30 (a)	500,000	470,745
4.13%, 11/06/30 (a)	310,000	307,089
4.13%, 05/11/35	350,000	332,332
4.75%, 01/06/36 (a)	310,000	304,727
6.38%, 12/15/38 (e)	665,000	732,325
5.50%, 03/25/40 (e)	275,000	277,700
5.13%, 10/15/41 (e)	30,000	28,772
4.55%, 08/12/43	375,000	330,742

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 05/11/45	775,000	659,742
4.00%, 05/10/46	495,000	394,079
3.75%, 09/12/46	300,000	229,575
3.13%, 11/07/49 (a)(e)	420,000	278,813
3.25%, 04/06/50 (a)	500,000	340,270
3.00%, 11/26/51 (a)(e)	275,000	176,052
Shell International Finance BV
2.38%, 11/07/29 (a)	150,000	140,969
4.13%, 05/11/35	320,000	314,749
2.88%, 11/26/41 (a)	220,000	160,195
3.63%, 08/21/42	210,000	165,484
4.38%, 05/11/45	55,000	46,520
4.00%, 05/10/46	150,000	118,859
3.25%, 04/06/50 (a)	95,000	64,237
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29 (a)	420,000	423,070
5.58%, 10/01/34 (a)	400,000	397,952
6.18%, 10/01/54 (a)	230,000	219,767
Spectra Energy Partners LP
5.95%, 09/25/43 (a)	270,000	268,882
4.50%, 03/15/45 (a)	245,000	205,739
Suncor Energy, Inc.
7.15%, 02/01/32	165,000	182,962
5.95%, 12/01/34	165,000	172,818
6.80%, 05/15/38	204,000	223,276
6.50%, 06/15/38	100,000	106,570
6.85%, 06/01/39	225,000	246,733
4.00%, 11/15/47 (a)	250,000	189,095
3.75%, 03/04/51 (a)	260,000	183,690
Targa Resources Corp.
5.20%, 07/01/27 (a)	225,000	227,032
4.35%, 01/15/29 (a)	230,000	229,041
6.15%, 03/01/29 (a)	250,000	260,712
4.90%, 09/15/30 (a)	250,000	252,352
4.35%, 04/15/31 (a)	200,000	195,858
4.20%, 02/01/33 (a)	250,000	237,205
6.13%, 03/15/33 (a)	250,000	264,690
6.50%, 03/30/34 (a)	275,000	297,569
5.50%, 02/15/35 (a)	225,000	227,315
5.55%, 08/15/35 (a)	300,000	302,898
5.65%, 02/15/36 (a)	220,000	223,300
5.40%, 07/30/36 (a)	310,000	308,028
4.95%, 04/15/52 (a)	230,000	192,719
6.25%, 07/01/52 (a)	195,000	194,665
6.50%, 02/15/53 (a)	300,000	308,112
6.13%, 05/15/55 (a)	315,000	308,467
6.05%, 05/15/56 (a)	200,000	193,782
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	175,000	174,815
5.50%, 03/01/30 (a)	280,000	282,906
4.88%, 02/01/31 (a)	525,000	524,496
4.00%, 01/15/32 (a)	450,000	426,901
TC PipeLines LP
3.90%, 05/25/27 (a)	215,000	213,646
Tennessee Gas Pipeline Co. LLC
7.63%, 04/01/37	10,000	11,745
Texas Eastern Transmission LP
7.00%, 07/15/32	305,000	339,133
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	406,000	399,066
2.83%, 01/10/30 (a)	250,000	237,257
2.99%, 06/29/41 (a)	600,000	447,444
3.46%, 07/12/49 (a)	385,000	272,091
3.13%, 05/29/50 (a)	665,000	439,824
3.39%, 06/29/60 (a)	310,000	199,215
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TotalEnergies Capital SA
3.88%, 10/11/28	305,000	304,320
5.15%, 04/05/34 (a)	455,000	465,897
4.72%, 09/10/34 (a)	225,000	224,028
5.49%, 04/05/54 (a)	530,000	509,425
5.28%, 09/10/54 (a)	295,000	274,840
5.64%, 04/05/64 (a)	375,000	361,339
5.43%, 09/10/64 (a)	400,000	372,180
TotalEnergies Capital USA LLC
4.25%, 01/13/31 (a)	470,000	466,066
4.57%, 01/13/33 (a)	390,000	386,252
4.86%, 01/13/36 (a)	230,000	226,525
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	500,000	497,950
4.10%, 04/15/30 (a)	350,000	343,497
4.63%, 03/01/34 (a)	475,000	459,662
5.60%, 03/31/34	185,000	190,384
5.85%, 03/15/36	150,000	156,354
6.20%, 10/15/37	365,000	387,199
7.25%, 08/15/38	160,000	182,555
7.63%, 01/15/39	425,000	498,793
6.10%, 06/01/40	285,000	297,112
5.00%, 10/16/43 (a)	130,000	120,444
4.88%, 05/15/48 (a)	175,000	154,669
5.10%, 03/15/49 (a)	200,000	184,524
7.00%, 06/01/65 (a)(b)	275,000	279,249
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	150,000	149,168
3.25%, 05/15/30 (a)	310,000	294,810
5.10%, 03/15/36 (a)(e)	310,000	307,728
5.40%, 08/15/41 (a)	260,000	250,536
4.45%, 08/01/42 (a)	160,000	137,968
4.60%, 03/15/48 (a)	240,000	200,909
5.75%, 03/15/56 (a)(e)	210,000	205,601
Valero Energy Corp.
2.15%, 09/15/27 (a)	215,000	208,546
4.35%, 06/01/28 (a)	340,000	340,418
4.00%, 04/01/29 (a)	150,000	148,169
2.80%, 12/01/31 (a)	200,000	180,656
7.50%, 04/15/32	395,000	447,681
6.63%, 06/15/37	400,000	438,072
4.90%, 03/15/45	200,000	175,660
3.65%, 12/01/51 (a)	275,000	188,018
4.00%, 06/01/52 (a)	205,000	149,248
Valero Energy Partners LP
4.50%, 03/15/28 (a)	180,000	180,290
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	195,000	195,431
5.70%, 08/01/35 (a)	320,000	323,126
Western Midstream Operating LP
4.50%, 03/01/28 (a)	150,000	150,186
4.75%, 08/15/28 (a)	210,000	210,949
6.35%, 01/15/29 (a)	200,000	208,406
4.05%, 02/01/30 (a)(g)	420,000	408,324
4.80%, 03/01/31 (a)	190,000	188,269
5.45%, 11/15/34 (a)	230,000	228,139
5.50%, 12/15/35 (a)	180,000	177,199
5.45%, 04/01/44 (a)	250,000	223,392
5.30%, 03/01/48 (a)	200,000	169,164
5.50%, 08/15/48 (a)	135,000	117,072
5.25%, 02/01/50 (a)(g)	300,000	253,107
Williams Cos., Inc.
3.75%, 06/15/27 (a)	500,000	496,325
5.30%, 08/15/28 (a)	275,000	280,868
4.90%, 03/15/29 (a)	425,000	429,917
4.80%, 11/15/29 (a)	230,000	232,486
3.50%, 11/15/30 (a)	410,000	389,730

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
7.50%, 01/15/31	185,000	207,132
2.60%, 03/15/31 (a)	500,000	452,695
8.75%, 03/15/32	275,000	327,099
4.65%, 08/15/32 (a)	145,000	143,512
5.65%, 03/15/33 (a)	265,000	274,354
5.15%, 03/15/34 (a)	480,000	481,315
5.60%, 03/15/35 (a)	100,000	102,324
5.15%, 03/15/36 (a)	390,000	384,559
6.30%, 04/15/40	295,000	312,532
5.80%, 11/15/43 (a)	290,000	284,322
5.40%, 03/04/44 (a)	250,000	233,215
5.75%, 06/24/44 (a)	200,000	195,272
4.90%, 01/15/45 (a)	175,000	153,657
5.10%, 09/15/45 (a)	310,000	280,727
4.85%, 03/01/48 (a)	250,000	214,103
3.50%, 10/15/51 (a)	395,000	269,386
5.30%, 08/15/52 (a)	250,000	225,622
5.80%, 11/15/54 (a)	225,000	217,301
6.00%, 03/15/55 (a)	150,000	148,698
5.95%, 03/15/56 (a)	320,000	315,267
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	200,000	201,704
5.40%, 05/19/30 (a)	300,000	306,447
5.70%, 05/19/32 (a)	200,000	207,612
5.10%, 09/12/34 (a)	330,000	325,136
6.00%, 05/19/35 (a)	310,000	322,970
5.70%, 09/12/54 (a)	245,000	230,148
		169,036,046
Industrial Other 0.1%
American University
3.67%, 04/01/49	180,000	134,833
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	175,000	178,759
5.95%, 04/15/35 (a)	200,000	201,670
Brown University
2.92%, 09/01/50 (a)	215,000	140,180
California Institute of Technology
4.32%, 08/01/45	105,000	90,245
4.70%, 11/01/11	135,000	108,837
3.65%, 09/01/19 (a)	190,000	119,615
Case Western Reserve University
5.41%, 06/01/22 (a)	130,000	118,225
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	430,000	428,052
4.00%, 05/01/32 (a)	270,000	261,976
Claremont Mckenna College
3.78%, 01/01/22 (a)	100,000	64,976
Cornell University
4.17%, 06/15/30 (a)	300,000	298,119
4.73%, 06/15/35 (a)	150,000	148,652
Duke University
2.68%, 10/01/44	195,000	145,281
2.76%, 10/01/50	115,000	73,345
2.83%, 10/01/55	190,000	117,870
Emory University
2.14%, 09/01/30 (a)	180,000	164,545
2.97%, 09/01/50 (a)	120,000	78,632
George Washington University
4.30%, 09/15/44	165,000	139,453
4.87%, 09/15/45	105,000	95,856
4.13%, 09/15/48 (a)	250,000	201,960
Georgetown University
4.32%, 04/01/49 (a)	101,000	83,004
2.94%, 04/01/50 (a)	100,000	64,367
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.12%, 04/01/53 (a)(c)	110,000	101,600
5.22%, 10/01/18 (a)	115,000	100,758
Howard University
5.21%, 10/01/52 (a)	115,000	96,491
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	300,000	311,289
5.90%, 03/01/33 (a)	40,000	41,432
Jacobs Solutions, Inc.
4.75%, 03/03/31 (a)	200,000	197,324
5.38%, 03/03/36 (a)	100,000	97,429
Johns Hopkins University
4.71%, 07/01/32 (a)	100,000	101,131
4.08%, 07/01/53	120,000	96,175
2.81%, 01/01/60 (a)	145,000	84,608
Leland Stanford Junior University
1.29%, 06/01/27 (a)	185,000	179,609
4.15%, 08/01/30 (a)	150,000	149,672
4.68%, 03/01/35 (a)	90,000	89,641
3.65%, 05/01/48 (a)	220,000	170,685
2.41%, 06/01/50 (a)	160,000	95,790
Massachusetts Institute of Technology
3.96%, 07/01/38	100,000	92,215
2.99%, 07/01/50 (a)	220,000	147,160
2.29%, 07/01/51 (a)	240,000	134,885
3.07%, 04/01/52 (a)	175,000	117,488
5.62%, 06/01/55 (a)	100,000	101,530
5.60%, 07/01/11	225,000	220,817
4.68%, 07/01/14	215,000	176,616
3.89%, 07/01/16	185,000	126,636
MasTec, Inc.
5.90%, 06/15/29 (a)	100,000	103,336
Northeastern University
2.89%, 10/01/50	100,000	65,845
Northwestern University
4.94%, 12/01/35 (a)	205,000	206,367
4.64%, 12/01/44	200,000	188,880
2.64%, 12/01/50 (a)	140,000	87,249
3.66%, 12/01/57 (a)	105,000	76,058
President & Fellows of Harvard College
4.89%, 03/15/30 (a)	250,000	255,287
4.61%, 02/15/35 (a)	250,000	247,495
4.88%, 10/15/40	50,000	48,696
3.15%, 07/15/46 (a)	262,000	189,303
2.52%, 10/15/50 (a)	150,000	90,714
3.30%, 07/15/56 (a)	150,000	102,788
Quanta Services, Inc.
4.30%, 08/09/28 (a)	150,000	149,855
2.90%, 10/01/30 (a)	455,000	422,472
4.50%, 01/15/31 (a)	195,000	193,684
2.35%, 01/15/32 (a)	165,000	143,951
5.25%, 08/09/34 (a)	220,000	221,564
5.10%, 08/09/35 (a)	150,000	148,080
Thomas Jefferson University
3.85%, 11/01/57 (a)	125,000	88,440
Trustees of Boston College
3.13%, 07/01/52	120,000	81,458
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)	125,000	121,100
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	115,000	115,233
Trustees of Princeton University
5.70%, 03/01/39	160,000	169,950
2.52%, 07/01/50 (a)	130,000	80,040
4.20%, 03/01/52 (a)	190,000	157,139

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Trustees of the University of Pennsylvania
2.40%, 10/01/50 (a)	85,000	49,882
4.67%, 09/01/12	110,000	88,927
3.61%, 02/15/19 (a)	115,000	72,595
University of Chicago
2.76%, 04/01/45 (a)	205,000	161,118
2.55%, 04/01/50 (a)	145,000	93,461
4.00%, 10/01/53 (a)	125,000	98,119
University of Miami
4.06%, 04/01/52	170,000	133,351
University of Notre Dame du Lac
3.44%, 02/15/45	135,000	103,645
3.39%, 02/15/48 (a)	109,000	80,930
University of Southern California
3.03%, 10/01/39	235,000	191,356
3.84%, 10/01/47 (a)	115,000	90,839
2.81%, 10/01/50 (a)	90,000	56,568
2.95%, 10/01/51 (a)	180,000	116,192
4.98%, 10/01/53 (a)	140,000	128,899
5.25%, 10/01/11	100,000	91,324
3.23%, 10/01/20 (a)	150,000	84,914
Washington University
3.52%, 04/15/54 (a)	165,000	119,024
4.35%, 04/15/22 (a)	175,000	131,507
William Marsh Rice University
3.57%, 05/15/45	90,000	71,174
3.77%, 05/15/55	125,000	94,325
Yale University
1.48%, 04/15/30 (a)	185,000	167,445
4.70%, 04/15/32 (a)	100,000	101,727
2.40%, 04/15/50 (a)	190,000	113,419
		12,685,158
Technology 2.4%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	375,000	374,437
4.05%, 10/04/29 (a)	325,000	322,783
4.25%, 10/04/31 (a)	410,000	405,412
4.50%, 10/04/34 (a)	400,000	387,444
Adobe, Inc.
4.85%, 04/04/27 (a)	290,000	292,068
4.75%, 01/17/28 (a)	200,000	202,500
4.80%, 04/04/29 (a)	260,000	264,264
4.95%, 01/17/30 (a)	200,000	204,300
2.30%, 02/01/30 (a)	395,000	365,308
4.95%, 04/04/34 (a)	200,000	200,476
5.30%, 01/17/35 (a)	95,000	97,235
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	175,000	170,832
4.39%, 06/01/52 (a)	200,000	165,918
Alphabet, Inc.
0.80%, 08/15/27 (a)	325,000	311,961
3.88%, 11/15/28 (a)	485,000	483,705
3.70%, 02/15/29 (a)	750,000	743,797
4.00%, 05/15/30 (a)	225,000	223,427
1.10%, 08/15/30 (a)	675,000	593,959
4.10%, 11/15/30 (a)	770,000	764,702
4.10%, 02/15/31 (a)	950,000	943,559
4.38%, 11/15/32 (a)	390,000	388,054
4.40%, 02/15/33 (a)	950,000	938,533
4.50%, 05/15/35 (a)	350,000	344,641
4.70%, 11/15/35 (a)	1,130,000	1,117,400
4.80%, 02/15/36 (a)	1,250,000	1,244,800
1.90%, 08/15/40 (a)	480,000	320,573
5.35%, 11/15/45 (a)	620,000	606,069
5.50%, 02/15/46 (a)	500,000	497,145
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.05%, 08/15/50 (a)	765,000	410,461
5.25%, 05/15/55 (a)	435,000	411,027
5.45%, 11/15/55 (a)	1,265,000	1,225,216
5.65%, 02/15/56 (a)	1,250,000	1,246,537
2.25%, 08/15/60 (a)	705,000	356,674
5.30%, 05/15/65 (a)	455,000	419,938
5.75%, 02/15/66 (a)	550,000	545,204
5.70%, 11/15/75 (a)	860,000	833,994
Amdocs Ltd.
2.54%, 06/15/30 (a)	220,000	199,019
Analog Devices, Inc.
3.45%, 06/15/27 (a)	210,000	208,213
4.25%, 06/15/28 (a)	250,000	250,355
1.70%, 10/01/28 (a)	240,000	225,826
4.50%, 06/15/30 (a)	250,000	250,772
2.10%, 10/01/31 (a)	350,000	308,924
5.05%, 04/01/34 (a)	150,000	153,077
2.80%, 10/01/41 (a)	280,000	201,211
5.30%, 12/15/45 (a)	100,000	95,734
2.95%, 10/01/51 (a)	400,000	254,740
5.30%, 04/01/54 (a)	175,000	166,404
Apple, Inc.
3.20%, 05/11/27 (a)	560,000	555,856
3.00%, 06/20/27 (a)	325,000	321,594
2.90%, 09/12/27 (a)	645,000	635,589
3.00%, 11/13/27 (a)	450,000	444,249
1.20%, 02/08/28 (a)	800,000	762,152
4.00%, 05/10/28 (a)	450,000	450,693
4.00%, 05/12/28 (a)	350,000	350,388
1.40%, 08/05/28 (a)	700,000	661,374
3.25%, 08/08/29 (a)	350,000	342,002
2.20%, 09/11/29 (a)	600,000	565,884
4.15%, 05/10/30 (a)	350,000	350,962
1.65%, 05/11/30 (a)	605,000	549,243
4.20%, 05/12/30 (a)	450,000	452,299
1.25%, 08/20/30 (a)	380,000	336,790
1.65%, 02/08/31 (a)	820,000	731,875
1.70%, 08/05/31 (a)	400,000	352,976
4.50%, 05/12/32 (a)	300,000	304,431
3.35%, 08/08/32 (a)	425,000	405,055
4.30%, 05/10/33 (a)	300,000	301,020
4.75%, 05/12/35 (a)	300,000	304,977
4.50%, 02/23/36 (a)(c)	485,000	483,157
2.38%, 02/08/41 (a)	495,000	351,559
3.85%, 05/04/43	945,000	782,158
4.45%, 05/06/44	265,000	237,119
3.45%, 02/09/45	610,000	465,656
4.38%, 05/13/45	600,000	525,198
4.65%, 02/23/46 (a)	1,260,000	1,129,716
3.85%, 08/04/46 (a)	613,000	488,138
4.25%, 02/09/47 (a)	300,000	251,622
3.75%, 09/12/47 (a)	300,000	232,539
3.75%, 11/13/47 (a)	569,000	440,622
2.95%, 09/11/49 (a)	450,000	296,280
2.65%, 05/11/50 (a)	770,000	471,864
2.40%, 08/20/50 (a)	475,000	275,956
2.65%, 02/08/51 (a)	890,000	540,604
2.70%, 08/05/51 (a)	650,000	397,345
3.95%, 08/08/52 (a)	510,000	397,759
4.85%, 05/10/53 (a)	440,000	405,064
2.55%, 08/20/60 (a)	475,000	254,457
2.80%, 02/08/61 (a)	540,000	308,745
2.85%, 08/05/61 (a)	430,000	248,880
4.10%, 08/08/62 (a)	360,000	275,123
Applied Materials, Inc.
3.30%, 04/01/27 (a)	490,000	485,918
1.75%, 06/01/30 (a)	250,000	225,085
4.00%, 01/15/31 (a)	160,000	157,077

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 10/01/35 (a)	155,000	157,407
4.60%, 01/15/36 (a)	130,000	126,339
5.85%, 06/15/41	265,000	277,020
4.35%, 04/01/47 (a)	315,000	267,403
2.75%, 06/01/50 (a)	260,000	164,367
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	265,000	261,446
5.15%, 08/21/29 (a)	180,000	181,885
2.95%, 02/15/32 (a)	220,000	194,423
5.88%, 04/10/34 (a)	160,000	164,157
Atlassian Corp.
5.25%, 05/15/29 (a)	150,000	151,029
5.50%, 05/15/34 (a)	335,000	328,173
Autodesk, Inc.
3.50%, 06/15/27 (a)	210,000	207,711
2.85%, 01/15/30 (a)	60,000	56,207
2.40%, 12/15/31 (a)	420,000	369,130
5.30%, 06/15/35 (a)	160,000	160,285
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	330,000	314,619
1.25%, 09/01/30 (a)	350,000	307,524
4.75%, 05/08/32 (a)	325,000	328,679
4.45%, 09/09/34 (a)	275,000	269,874
Avnet, Inc.
6.25%, 03/15/28 (a)	150,000	154,571
3.00%, 05/15/31 (a)	185,000	166,071
5.50%, 06/01/32 (a)	150,000	152,028
Baidu, Inc.
3.63%, 07/06/27	200,000	198,474
4.38%, 03/29/28 (a)	390,000	390,788
4.88%, 11/14/28 (a)	200,000	202,788
2.38%, 08/23/31 (a)	255,000	230,074
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	255,000	252,067
Broadcom, Inc.
5.05%, 07/12/27 (a)	148,000	149,578
1.95%, 02/15/28 (a)	275,000	264,154
4.80%, 04/15/28 (a)	300,000	303,474
4.00%, 04/15/29 (a)(e)	265,000	262,366
4.75%, 04/15/29 (a)	470,000	475,391
5.05%, 07/12/29 (a)	815,000	832,009
4.35%, 02/15/30 (a)	400,000	399,052
5.00%, 04/15/30 (a)	200,000	203,728
5.05%, 04/15/30 (a)	250,000	255,310
4.60%, 07/15/30 (a)	510,000	512,392
4.20%, 10/15/30 (a)	355,000	351,031
4.15%, 11/15/30 (a)	523,000	515,218
4.30%, 01/15/31 (a)	230,000	228,188
2.45%, 02/15/31 (a)	965,000	877,465
5.15%, 11/15/31 (a)	450,000	461,997
4.55%, 02/15/32 (a)	310,000	307,613
4.15%, 04/15/32 (a)(e)	485,000	469,829
5.20%, 04/15/32 (a)	450,000	461,137
4.90%, 07/15/32 (a)	510,000	514,753
4.30%, 11/15/32 (a)	640,000	623,827
4.60%, 01/15/33 (a)	390,000	384,587
2.60%, 02/15/33 (a)	585,000	511,284
3.42%, 04/15/33 (a)	835,000	764,543
3.47%, 04/15/34 (a)	945,000	852,003
4.80%, 10/15/34 (a)	535,000	527,408
5.20%, 07/15/35 (a)	730,000	736,351
3.14%, 11/15/35 (a)(e)	1,311,000	1,115,333
4.95%, 01/15/36 (a)	390,000	385,722
4.80%, 02/15/36 (a)	660,000	643,903
3.19%, 11/15/36 (a)(e)	912,000	762,514
4.93%, 05/15/37 (a)(e)	705,000	684,012
4.90%, 02/15/38 (a)	510,000	492,522
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 02/15/41 (a)	905,000	723,430
3.75%, 02/15/51 (a)	550,000	409,827
5.70%, 01/15/56 (a)	400,000	397,932
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	275,000	257,323
2.60%, 05/01/31 (a)	265,000	236,009
Cadence Design Systems, Inc.
4.20%, 09/10/27	195,000	194,801
4.30%, 09/10/29 (a)	240,000	239,309
4.70%, 09/10/34 (a)	420,000	412,952
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	205,000	202,597
3.28%, 12/01/28 (a)	240,000	230,621
3.25%, 02/15/29 (a)	265,000	252,481
5.10%, 03/01/30 (a)	165,000	164,767
3.57%, 12/01/31 (a)	305,000	278,700
5.55%, 08/22/34 (a)	180,000	177,016
CGI, Inc.
4.95%, 03/14/30 (a)	305,000	306,440
2.30%, 09/14/31 (a)	175,000	153,101
Cisco Systems, Inc.
4.55%, 02/24/28 (a)	300,000	303,387
4.85%, 02/26/29 (a)	860,000	876,082
4.75%, 02/24/30 (a)	335,000	341,345
4.95%, 02/26/31 (a)	845,000	865,846
4.95%, 02/24/32 (a)	300,000	306,105
5.05%, 02/26/34 (a)	770,000	781,866
5.10%, 02/24/35 (a)	475,000	482,011
5.90%, 02/15/39	575,000	608,304
5.50%, 01/15/40	640,000	652,083
5.30%, 02/26/54 (a)	595,000	559,627
5.50%, 02/24/55 (a)	220,000	213,367
5.35%, 02/26/64 (a)	265,000	245,456
Concentrix Corp.
6.60%, 08/02/28 (a)(c)	375,000	374,074
6.85%, 08/02/33 (a)(c)	190,000	177,726
Corning, Inc.
4.70%, 03/15/37	140,000	133,755
5.75%, 08/15/40	110,000	111,366
4.75%, 03/15/42	160,000	145,792
5.35%, 11/15/48 (a)	165,000	155,529
3.90%, 11/15/49 (a)	180,000	135,331
4.38%, 11/15/57 (a)	280,000	220,772
5.85%, 11/15/68 (a)	125,000	119,590
5.45%, 11/15/79 (a)	350,000	316,085
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	150,000	152,832
5.25%, 02/01/28 (a)	275,000	278,756
4.75%, 04/01/28 (a)	300,000	302,154
4.15%, 02/15/29 (a)	220,000	218,141
5.30%, 10/01/29 (a)	575,000	586,943
4.35%, 02/01/30 (a)	365,000	361,456
5.00%, 04/01/30 (a)	300,000	303,873
6.20%, 07/15/30 (a)	200,000	211,300
4.50%, 02/15/31 (a)	370,000	365,345
5.30%, 04/01/32 (a)	300,000	304,896
4.75%, 10/06/32 (a)	370,000	365,086
5.75%, 02/01/33 (a)	330,000	343,157
5.40%, 04/15/34 (a)	345,000	348,226
4.85%, 02/01/35 (a)	350,000	338,628
5.50%, 04/01/35 (a)	250,000	253,225
5.10%, 02/15/36 (a)	370,000	362,041
8.10%, 07/15/36 (a)	300,000	356,697
3.38%, 12/15/41 (a)	250,000	186,625
8.35%, 07/15/46 (a)	253,000	313,485
3.45%, 12/15/51 (a)	255,000	172,587

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dell, Inc.
7.10%, 04/15/28	150,000	157,604
6.50%, 04/15/38	185,000	197,021
DXC Technology Co.
2.38%, 09/15/28 (a)	225,000	211,777
Equifax, Inc.
5.10%, 12/15/27 (a)	325,000	328,383
5.10%, 06/01/28 (a)	225,000	227,939
3.10%, 05/15/30 (a)	250,000	234,132
2.35%, 09/15/31 (a)	305,000	267,732
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	455,000	450,941
4.70%, 03/15/33 (a)	200,000	194,662
5.50%, 06/15/34 (a)	300,000	304,758
Equinix, Inc.
1.80%, 07/15/27 (a)	185,000	178,926
1.55%, 03/15/28 (a)	215,000	203,700
2.00%, 05/15/28 (a)	185,000	176,220
3.20%, 11/18/29 (a)	350,000	333,455
2.15%, 07/15/30 (a)	325,000	292,175
2.50%, 05/15/31 (a)	355,000	317,484
3.90%, 04/15/32 (a)	350,000	331,135
3.00%, 07/15/50 (a)	195,000	121,479
2.95%, 09/15/51 (a)	205,000	125,073
3.40%, 02/15/52 (a)	200,000	132,448
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	160,000	144,675
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	280,000	265,191
4.45%, 03/10/28	750,000	747,930
4.55%, 03/10/29 (a)	700,000	696,717
2.25%, 03/01/31 (a)	340,000	301,318
4.80%, 03/10/31 (a)	500,000	496,055
5.10%, 07/15/32 (a)	225,000	224,345
3.10%, 03/01/41 (a)	265,000	190,803
4.50%, 08/15/46 (a)	125,000	101,964
Fiserv, Inc.
2.25%, 06/01/27 (a)	405,000	394,207
5.45%, 03/02/28 (a)	350,000	355,103
5.38%, 08/21/28 (a)	245,000	248,677
4.20%, 10/01/28 (a)	250,000	247,277
3.50%, 07/01/29 (a)	810,000	776,166
4.75%, 03/15/30 (a)	50,000	49,590
4.55%, 02/15/31 (a)	400,000	391,904
5.35%, 03/15/31 (a)	290,000	293,120
5.60%, 03/02/33 (a)	270,000	273,197
5.63%, 08/21/33 (a)	420,000	424,641
5.45%, 03/15/34 (a)	225,000	223,922
5.15%, 08/12/34 (a)	305,000	296,561
5.25%, 08/11/35 (a)	445,000	432,851
4.40%, 07/01/49 (a)	625,000	473,244
Flex Ltd.
6.00%, 01/15/28 (a)	105,000	107,225
4.88%, 06/15/29 (a)	250,000	250,985
4.88%, 05/12/30 (a)	325,000	324,945
5.25%, 01/15/32 (a)	90,000	90,373
5.38%, 11/13/35 (a)	180,000	177,291
Fortinet, Inc.
2.20%, 03/15/31 (a)	235,000	209,063
Gartner, Inc.
4.95%, 03/20/31 (a)	110,000	107,394
5.60%, 11/20/35 (a)	190,000	180,287
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	125,000	128,821
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	135,000	132,474
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Global Payments, Inc.
4.45%, 06/01/28 (a)	145,000	143,847
4.50%, 11/15/28 (a)	530,000	525,198
3.20%, 08/15/29 (a)	400,000	377,336
5.30%, 08/15/29 (a)	375,000	377,764
2.90%, 05/15/30 (a)	275,000	251,562
4.88%, 11/15/30 (a)	520,000	510,812
2.90%, 11/15/31 (a)	200,000	175,434
5.20%, 11/15/32 (a)	310,000	301,255
5.55%, 11/15/35 (a)	555,000	533,943
4.15%, 08/15/49 (a)	370,000	263,836
5.95%, 08/15/52 (a)	235,000	216,515
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	385,000	382,898
4.40%, 09/25/27 (a)	350,000	349,538
5.25%, 07/01/28 (a)	190,000	192,974
4.15%, 09/15/28 (a)	370,000	367,099
4.60%, 03/23/29 (a)	200,000	199,744
4.55%, 10/15/29 (a)	515,000	512,549
4.40%, 10/15/30 (a)	300,000	294,396
4.85%, 10/15/31 (a)	165,000	163,893
5.25%, 04/01/33 (a)	200,000	198,914
5.00%, 10/15/34 (a)	590,000	571,061
6.20%, 10/15/35 (a)	225,000	238,797
6.35%, 10/15/45 (a)	460,000	459,356
5.60%, 10/15/54 (a)	565,000	507,065
HP, Inc.
3.00%, 06/17/27 (a)	325,000	319,481
4.75%, 01/15/28 (a)	285,000	286,482
4.00%, 04/15/29 (a)	395,000	387,902
3.40%, 06/17/30 (a)	200,000	189,596
2.65%, 06/17/31 (a)	330,000	293,759
4.20%, 04/15/32 (a)	230,000	218,951
5.50%, 01/15/33 (a)(c)	400,000	405,348
6.00%, 09/15/41	375,000	370,867
IBM International Capital Pte. Ltd.
4.60%, 02/05/29 (a)	150,000	150,963
4.75%, 02/05/31 (a)	150,000	150,279
4.90%, 02/05/34 (a)	300,000	296,361
5.25%, 02/05/44 (a)	320,000	294,275
5.30%, 02/05/54 (a)	460,000	409,469
Intel Corp.
3.15%, 05/11/27 (a)	340,000	335,213
3.75%, 08/05/27 (a)	380,000	376,869
4.88%, 02/10/28 (a)	555,000	558,891
1.60%, 08/12/28 (a)	310,000	290,516
4.00%, 08/05/29 (a)	315,000	309,928
2.45%, 11/15/29 (a)	630,000	584,968
5.13%, 02/10/30 (a)	365,000	369,960
3.90%, 03/25/30 (a)	470,000	455,947
5.00%, 02/21/31 (a)	175,000	176,572
2.00%, 08/12/31 (a)	435,000	376,923
4.15%, 08/05/32 (a)	375,000	357,517
4.00%, 12/15/32	195,000	183,579
5.20%, 02/10/33 (a)	710,000	716,241
5.15%, 02/21/34 (a)	310,000	309,575
4.60%, 03/25/40 (a)	250,000	220,550
2.80%, 08/12/41 (a)	190,000	130,828
4.80%, 10/01/41	295,000	258,511
4.25%, 12/15/42	225,000	181,409
5.63%, 02/10/43 (a)	305,000	289,299
4.90%, 07/29/45 (a)	255,000	216,036
4.10%, 05/19/46 (a)	360,000	270,673
4.10%, 05/11/47 (a)	265,000	197,915
3.73%, 12/08/47 (a)	540,000	378,643
3.25%, 11/15/49 (a)	730,000	460,601
4.75%, 03/25/50 (a)	730,000	591,227
3.05%, 08/12/51 (a)	400,000	242,380

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 08/05/52 (a)	520,000	425,734
5.70%, 02/10/53 (a)	605,000	557,592
5.60%, 02/21/54 (a)	355,000	326,089
3.10%, 02/15/60 (a)	395,000	217,669
4.95%, 03/25/60 (a)	360,000	289,973
3.20%, 08/12/61 (a)	225,000	125,924
5.05%, 08/05/62 (a)	200,000	161,744
5.90%, 02/10/63 (a)	435,000	404,833
International Business Machines Corp.
1.70%, 05/15/27 (a)	410,000	398,659
4.15%, 07/27/27 (a)	265,000	264,571
6.50%, 01/15/28	100,000	103,893
4.50%, 02/06/28 (a)	375,000	376,421
4.65%, 02/10/28 (a)	335,000	337,201
4.00%, 02/03/29 (a)	150,000	148,509
3.50%, 05/15/29	1,065,000	1,035,808
4.80%, 02/10/30 (a)	300,000	303,210
1.95%, 05/15/30 (a)	425,000	383,473
4.30%, 02/03/31 (a)	150,000	147,936
2.72%, 02/09/32 (a)	155,000	138,951
5.00%, 02/10/32 (a)	250,000	252,407
4.40%, 07/27/32 (a)	300,000	293,904
5.88%, 11/29/32	200,000	212,562
4.60%, 02/03/33 (a)	150,000	147,324
4.75%, 02/06/33 (a)	200,000	199,080
5.20%, 02/10/35 (a)	285,000	286,664
4.95%, 02/03/36 (a)	300,000	292,734
4.15%, 05/15/39	550,000	477,697
5.60%, 11/30/39	310,000	311,984
2.85%, 05/15/40 (a)	250,000	181,143
4.00%, 06/20/42	375,000	304,376
4.70%, 02/19/46	210,000	178,689
4.25%, 05/15/49	935,000	720,941
2.95%, 05/15/50 (a)	240,000	147,254
3.43%, 02/09/52 (a)	250,000	164,920
4.90%, 07/27/52 (a)	285,000	240,036
5.10%, 02/06/53 (a)	190,000	165,678
5.70%, 02/10/55 (a)	340,000	321,708
5.80%, 02/03/56 (a)	225,000	215,948
7.13%, 12/01/96	90,000	103,006
Intuit, Inc.
1.35%, 07/15/27 (a)	260,000	250,853
1.65%, 07/15/30 (a)	310,000	276,455
5.20%, 09/15/33 (a)	400,000	407,280
5.50%, 09/15/53 (a)	365,000	336,150
Jabil, Inc.
4.25%, 05/15/27 (a)	180,000	179,671
3.95%, 01/12/28 (a)	180,000	178,421
4.20%, 02/01/29 (a)	160,000	158,224
5.45%, 02/01/29 (a)	120,000	122,401
3.60%, 01/15/30 (a)	180,000	172,955
3.00%, 01/15/31 (a)	175,000	161,371
4.75%, 02/01/33 (a)	150,000	146,019
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	140,000	136,272
2.00%, 12/10/30 (a)	240,000	211,032
5.95%, 03/15/41	110,000	107,129
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	250,000	250,240
3.00%, 10/30/29 (a)	175,000	166,651
5.35%, 07/30/30 (a)	385,000	395,872
KLA Corp.
4.10%, 03/15/29 (a)	204,000	203,219
4.65%, 07/15/32 (a)	300,000	301,497
4.70%, 02/01/34 (a)	225,000	223,452
5.00%, 03/15/49 (a)	125,000	113,056
3.30%, 03/01/50 (a)	265,000	180,860
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.95%, 07/15/52 (a)	430,000	385,981
5.25%, 07/15/62 (a)	280,000	256,012
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	140,000	129,553
3.15%, 10/15/31 (a)	200,000	166,990
6.35%, 02/20/34 (a)	220,000	204,387
4.10%, 10/15/41 (a)	200,000	140,326
Lam Research Corp.
4.00%, 03/15/29 (a)	310,000	308,273
1.90%, 06/15/30 (a)	250,000	226,198
4.88%, 03/15/49 (a)	270,000	241,817
2.88%, 06/15/50 (a)	225,000	142,153
3.13%, 06/15/60 (a)	275,000	167,613
Leidos, Inc.
4.10%, 03/15/29 (a)	150,000	148,425
4.38%, 05/15/30 (a)	385,000	379,317
2.30%, 02/15/31 (a)	400,000	355,940
5.40%, 03/15/32 (a)	100,000	101,974
5.75%, 03/15/33 (a)	185,000	192,191
5.50%, 03/15/35 (a)	150,000	152,672
5.00%, 03/15/36 (a)	200,000	193,440
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	305,000	293,428
4.88%, 06/22/28 (a)	199,000	200,976
5.75%, 02/15/29 (a)	90,000	92,902
4.75%, 07/15/30 (a)	155,000	155,546
2.95%, 04/15/31 (a)	170,000	156,103
5.95%, 09/15/33 (a)	130,000	137,076
5.45%, 07/15/35 (a)	225,000	228,850
Mastercard, Inc.
4.10%, 01/15/28 (a)	200,000	200,306
3.50%, 02/26/28 (a)	180,000	178,416
4.88%, 03/09/28 (a)	220,000	223,335
4.55%, 03/15/28 (a)	310,000	312,960
2.95%, 06/01/29 (a)	320,000	308,326
3.35%, 03/26/30 (a)	400,000	387,164
1.90%, 03/15/31 (a)	165,000	146,990
2.00%, 11/18/31 (a)	320,000	282,998
4.35%, 01/15/32 (a)	320,000	317,606
4.95%, 03/15/32 (a)	150,000	153,839
4.85%, 03/09/33 (a)	250,000	253,485
4.88%, 05/09/34 (a)	225,000	226,782
4.55%, 01/15/35 (a)	350,000	343,976
3.80%, 11/21/46 (a)	200,000	155,316
3.95%, 02/26/48 (a)	150,000	117,383
3.65%, 06/01/49 (a)	385,000	284,580
3.85%, 03/26/50 (a)	575,000	438,225
2.95%, 03/15/51 (a)	250,000	159,995
Microchip Technology, Inc.
4.90%, 03/15/28	300,000	301,905
5.05%, 03/15/29 (a)	255,000	258,603
5.05%, 02/15/30 (a)	300,000	302,976
Micron Technology, Inc.
5.30%, 01/15/31 (a)	300,000	314,121
2.70%, 04/15/32 (a)	450,000	405,913
5.88%, 02/09/33 (a)	200,000	213,458
5.88%, 09/15/33 (a)	265,000	283,441
5.80%, 01/15/35 (a)	200,000	213,234
6.05%, 11/01/35 (a)	405,000	437,254
3.37%, 11/01/41 (a)	200,000	155,380
3.48%, 11/01/51 (a)	215,000	151,831
Microsoft Corp.
3.40%, 06/15/27 (a)	235,000	233,820
1.35%, 09/15/30 (a)	180,000	160,326
3.50%, 02/12/35 (a)	525,000	489,158
4.20%, 11/03/35 (a)	200,000	196,038
3.45%, 08/08/36 (a)	620,000	559,240

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.10%, 02/06/37 (a)	380,000	362,239
5.20%, 06/01/39	105,000	109,015
4.50%, 10/01/40	65,000	62,083
5.30%, 02/08/41	150,000	154,100
3.50%, 11/15/42	145,000	117,077
3.75%, 02/12/45 (a)	15,000	12,129
4.45%, 11/03/45 (a)	235,000	208,927
3.70%, 08/08/46 (a)	535,000	422,110
4.25%, 02/06/47 (a)	410,000	349,718
4.50%, 06/15/47 (a)	283,000	248,989
2.53%, 06/01/50 (a)	1,885,000	1,130,265
2.50%, 09/15/50 (a)	460,000	273,364
2.92%, 03/17/52 (a)	1,809,000	1,164,055
4.00%, 02/12/55 (a)	185,000	145,432
3.95%, 08/08/56 (a)	325,000	248,927
4.50%, 02/06/57 (a)	400,000	341,992
2.68%, 06/01/60 (a)	1,100,000	614,603
3.04%, 03/17/62 (a)	641,000	389,645
Moody's Corp.
3.25%, 01/15/28 (a)	100,000	98,187
4.25%, 02/01/29 (a)	220,000	220,158
2.00%, 08/19/31 (a)	210,000	185,000
5.00%, 08/05/34 (a)	150,000	150,107
2.75%, 08/19/41 (a)	195,000	137,801
5.25%, 07/15/44	175,000	164,299
4.88%, 12/17/48 (a)	150,000	131,304
3.25%, 05/20/50 (a)	100,000	66,107
3.75%, 02/25/52 (a)	185,000	133,516
3.10%, 11/29/61 (a)	260,000	153,980
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	275,000	276,180
5.00%, 04/15/29 (a)	265,000	268,559
4.60%, 05/23/29 (a)	225,000	225,297
4.85%, 08/15/30 (a)	170,000	171,290
2.30%, 11/15/30 (a)	275,000	247,970
2.75%, 05/24/31 (a)	345,000	313,619
5.60%, 06/01/32 (a)	180,000	186,640
5.20%, 08/15/32 (a)	150,000	152,175
5.40%, 04/15/34 (a)	215,000	217,887
5.55%, 08/15/35 (a)	260,000	265,923
5.50%, 09/01/44	100,000	95,642
MSCI, Inc.
5.25%, 09/01/35 (a)	370,000	362,604
5.15%, 03/15/36 (a)	150,000	145,508
NetApp, Inc.
2.38%, 06/22/27 (a)	215,000	209,702
2.70%, 06/22/30 (a)	250,000	229,622
5.50%, 03/17/32 (a)	190,000	194,410
5.70%, 03/17/35 (a)	200,000	203,830
Nokia OYJ
4.38%, 06/12/27	165,000	164,193
6.63%, 05/15/39	150,000	157,449
NVIDIA Corp.
1.55%, 06/15/28 (a)	365,000	346,878
2.85%, 04/01/30 (a)	455,000	432,104
2.00%, 06/15/31 (a)	330,000	295,822
3.50%, 04/01/40 (a)	350,000	292,019
3.50%, 04/01/50 (a)	600,000	442,614
3.70%, 04/01/60 (a)	175,000	125,846
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	130,000	133,133
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	165,000	162,781
4.40%, 06/01/27 (a)	170,000	170,007
4.30%, 08/19/28 (a)	375,000	373,530
4.30%, 06/18/29 (a)	320,000	317,219
3.40%, 05/01/30 (a)	275,000	262,234
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 05/11/31 (a)	315,000	283,012
2.65%, 02/15/32 (a)	300,000	264,852
4.85%, 08/19/32 (a)	90,000	88,961
5.00%, 01/15/33 (a)	255,000	254,044
5.25%, 08/19/35 (a)	210,000	209,141
3.25%, 05/11/41 (a)	300,000	221,253
3.13%, 02/15/42 (a)	95,000	67,389
3.25%, 11/30/51 (a)	150,000	96,332
Oracle Corp.
2.80%, 04/01/27 (a)	685,000	673,389
3.25%, 11/15/27 (a)	780,000	761,444
2.30%, 03/25/28 (a)	645,000	614,827
4.50%, 05/06/28 (a)	260,000	259,228
4.80%, 08/03/28 (a)	490,000	490,269
4.55%, 02/04/29 (a)	950,000	937,963
4.20%, 09/27/29 (a)	490,000	474,923
6.15%, 11/09/29 (a)	380,000	392,035
2.95%, 04/01/30 (a)	1,000,000	912,500
4.65%, 05/06/30 (a)	200,000	195,566
3.25%, 05/15/30 (a)	230,000	212,663
4.45%, 09/26/30 (a)	910,000	877,149
4.95%, 02/04/31 (a)	1,100,000	1,077,087
2.88%, 03/25/31 (a)	1,030,000	915,680
5.25%, 02/03/32 (a)	410,000	403,206
4.80%, 09/26/32 (a)	960,000	914,074
6.25%, 11/09/32 (a)	720,000	739,800
4.90%, 02/06/33 (a)	490,000	464,804
5.35%, 05/04/33 (a)	950,000	924,863
4.30%, 07/08/34 (a)	570,000	506,975
4.70%, 09/27/34 (a)	570,000	520,228
3.90%, 05/15/35 (a)	445,000	376,995
5.50%, 08/03/35 (a)	600,000	574,278
5.20%, 09/26/35 (a)	1,275,000	1,197,136
5.70%, 02/04/36 (a)	1,500,000	1,442,865
3.85%, 07/15/36 (a)	355,000	294,590
3.80%, 11/15/37 (a)	535,000	424,785
6.50%, 04/15/38	410,000	412,587
6.13%, 07/08/39	455,000	434,056
3.60%, 04/01/40 (a)	850,000	617,550
5.38%, 07/15/40	650,000	570,986
3.65%, 03/25/41 (a)	855,000	608,461
4.50%, 07/08/44 (a)	335,000	247,632
4.13%, 05/15/45 (a)	645,000	444,115
5.88%, 09/26/45 (a)	805,000	695,439
6.55%, 02/04/46 (a)	700,000	653,940
4.00%, 07/15/46 (a)	975,000	657,715
4.00%, 11/15/47 (a)	685,000	452,579
3.60%, 04/01/50 (a)	1,465,000	884,845
3.95%, 03/25/51 (a)	1,105,000	700,747
6.90%, 11/09/52 (a)	745,000	705,284
5.55%, 02/06/53 (a)	730,000	582,774
5.38%, 09/27/54 (a)	570,000	442,018
4.38%, 05/15/55 (a)	420,000	277,960
6.00%, 08/03/55 (a)	570,000	478,361
5.95%, 09/26/55 (a)	1,125,000	946,654
6.70%, 02/04/56 (a)	1,500,000	1,390,395
3.85%, 04/01/60 (a)	1,140,000	671,905
4.10%, 03/25/61 (a)	535,000	330,978
5.50%, 09/27/64 (a)	415,000	316,981
6.13%, 08/03/65 (a)	335,000	277,990
6.10%, 09/26/65 (a)	640,000	531,162
6.85%, 02/04/66 (a)	875,000	804,072
Paychex, Inc.
5.10%, 04/15/30 (a)	400,000	403,884
5.35%, 04/15/32 (a)	450,000	452,520
5.60%, 04/15/35 (a)	400,000	402,088

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PayPal Holdings, Inc.
3.90%, 06/01/27 (a)	150,000	149,334
4.45%, 03/06/28 (a)	280,000	280,876
2.85%, 10/01/29 (a)	425,000	403,248
2.30%, 06/01/30 (a)	300,000	274,728
4.40%, 06/01/32 (a)	430,000	422,703
5.15%, 06/01/34 (a)	205,000	204,576
5.10%, 04/01/35 (a)	150,000	148,950
3.25%, 06/01/50 (a)	305,000	197,140
5.05%, 06/01/52 (a)	310,000	265,596
5.50%, 06/01/54 (a)	165,000	150,762
5.25%, 06/01/62 (a)	150,000	129,659
Qorvo, Inc.
4.38%, 10/15/29 (a)	310,000	303,313
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	550,000	544,940
1.30%, 05/20/28 (a)	354,000	334,187
2.15%, 05/20/30 (a)	450,000	412,182
4.50%, 05/20/30 (a)	210,000	211,170
1.65%, 05/20/32 (a)	480,000	406,690
4.25%, 05/20/32 (a)	260,000	256,032
5.40%, 05/20/33 (a)	115,000	119,759
4.65%, 05/20/35 (a)	300,000	295,449
4.80%, 05/20/45 (a)	475,000	420,332
4.30%, 05/20/47 (a)	460,000	373,985
3.25%, 05/20/50 (a)	485,000	325,372
4.50%, 05/20/52 (a)	300,000	245,268
6.00%, 05/20/53 (a)	425,000	433,343
RELX Capital, Inc.
4.00%, 03/18/29 (a)	285,000	282,284
3.00%, 05/22/30 (a)	200,000	188,392
4.75%, 05/20/32 (a)	220,000	219,512
5.25%, 03/27/35 (a)	340,000	344,100
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	195,000	186,750
4.20%, 09/15/28 (a)	250,000	248,255
4.25%, 09/15/28 (a)	150,000	149,211
2.95%, 09/15/29 (a)	220,000	207,909
4.50%, 10/15/29 (a)	45,000	44,759
2.00%, 06/30/30 (a)	100,000	89,288
4.45%, 09/15/30 (a)	150,000	147,776
1.75%, 02/15/31 (a)	315,000	272,050
4.75%, 02/15/32 (a)	150,000	148,197
4.90%, 10/15/34 (a)	490,000	473,394
5.10%, 09/15/35 (a)	290,000	281,741
S&P Global, Inc.
4.75%, 08/01/28 (a)	260,000	262,831
2.95%, 03/01/29 (a)	385,000	370,539
4.25%, 05/01/29 (a)	240,000	239,410
1.25%, 08/15/30 (a)	250,000	218,043
4.25%, 01/15/31 (a)(e)	215,000	212,566
2.90%, 03/01/32 (a)	490,000	447,331
5.25%, 09/15/33 (a)	265,000	272,865
4.80%, 12/04/35 (a)(e)	120,000	117,564
3.25%, 12/01/49 (a)	255,000	172,890
3.70%, 03/01/52 (a)	300,000	218,673
2.30%, 08/15/60 (a)	320,000	154,832
3.90%, 03/01/62 (a)	200,000	142,990
Salesforce, Inc.
4.50%, 03/15/28 (a)	1,000,000	1,000,410
3.70%, 04/11/28 (a)	480,000	474,782
1.50%, 07/15/28 (a)	330,000	310,022
4.65%, 03/15/29 (a)	1,525,000	1,528,096
1.95%, 07/15/31 (a)	450,000	392,778
4.90%, 09/15/31 (a)	1,000,000	998,850
5.20%, 03/15/33 (a)	1,000,000	998,520
5.55%, 03/15/36 (a)	1,500,000	1,495,845
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.70%, 07/15/41 (a)	390,000	266,097
6.40%, 03/15/46 (a)	400,000	402,944
2.90%, 07/15/51 (a)	650,000	381,452
6.55%, 03/15/56 (a)	1,250,000	1,254,212
3.05%, 07/15/61 (a)	475,000	265,102
6.70%, 03/15/66 (a)	300,000	304,932
ServiceNow, Inc.
1.40%, 09/01/30 (a)	530,000	460,035
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	170,000	151,900
Synopsys, Inc.
4.55%, 04/01/27	295,000	295,519
4.65%, 04/01/28 (a)	295,000	296,277
4.85%, 04/01/30 (a)	675,000	680,164
5.00%, 04/01/32 (a)	500,000	504,605
5.15%, 04/01/35 (a)	770,000	771,655
5.70%, 04/01/55 (a)	500,000	478,445
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	225,000	213,539
4.30%, 01/17/29 (a)	200,000	197,736
2.65%, 08/09/31 (a)	110,000	97,694
6.10%, 04/12/34 (a)	240,000	248,045
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	235,000	216,261
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	200,000	191,978
2.75%, 04/01/31 (a)	305,000	279,121
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	235,000	212,142
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	310,000	305,223
4.60%, 02/15/28 (a)	150,000	151,296
4.60%, 02/08/29 (a)	225,000	227,999
2.25%, 09/04/29 (a)	350,000	328,188
1.75%, 05/04/30 (a)	350,000	316,403
4.50%, 05/23/30 (a)	150,000	150,648
3.65%, 08/16/32 (a)	280,000	266,501
4.90%, 03/14/33 (a)	355,000	361,546
5.10%, 05/23/35 (a)	200,000	202,826
3.88%, 03/15/39 (a)	190,000	165,990
4.15%, 05/15/48 (a)	510,000	413,370
2.70%, 09/15/51 (a)	125,000	75,105
4.10%, 08/16/52 (a)	115,000	89,560
5.00%, 03/14/53 (a)	285,000	257,868
5.15%, 02/08/54 (a)	225,000	209,322
5.05%, 05/18/63 (a)	480,000	422,122
TR Finance LLC
5.50%, 08/15/35	185,000	186,351
5.85%, 04/15/40	125,000	121,648
5.65%, 11/23/43 (a)	120,000	113,423
Trimble, Inc.
4.90%, 06/15/28 (a)	175,000	175,632
6.10%, 03/15/33 (a)	350,000	366,740
TSMC Arizona Corp.
3.88%, 04/22/27 (a)	375,000	373,594
4.13%, 04/22/29 (a)	220,000	218,990
2.50%, 10/25/31 (a)	350,000	317,184
4.25%, 04/22/32 (a)	335,000	332,451
3.13%, 10/25/41 (a)	200,000	161,704
3.25%, 10/25/51 (a)	295,000	222,359
4.50%, 04/22/52 (a)(c)	380,000	354,339
VeriSign, Inc.
4.75%, 07/15/27 (a)	180,000	180,056
2.70%, 06/15/31 (a)	470,000	421,026
5.25%, 06/01/32 (a)	130,000	131,167

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	300,000	298,677
5.25%, 06/05/34 (a)	230,000	229,013
5.25%, 03/15/35 (a)	235,000	233,120
5.50%, 06/15/45 (a)	205,000	192,395
3.63%, 05/15/50 (a)	225,000	157,439
Visa, Inc.
1.90%, 04/15/27 (a)	420,000	411,281
0.75%, 08/15/27 (a)	240,000	229,800
2.75%, 09/15/27 (a)	315,000	309,623
3.80%, 02/12/29 (a)	275,000	273,482
2.05%, 04/15/30 (a)	460,000	423,347
4.10%, 02/12/31 (a)	250,000	249,740
1.10%, 02/15/31 (a)	330,000	285,800
4.40%, 02/12/33 (a)	200,000	198,158
4.15%, 12/14/35 (a)	530,000	505,079
4.70%, 02/12/36 (a)	200,000	198,046
2.70%, 04/15/40 (a)	260,000	196,440
4.30%, 12/14/45 (a)	925,000	784,983
3.65%, 09/15/47 (a)	310,000	236,431
2.00%, 08/15/50 (a)	425,000	224,885
VMware LLC
1.80%, 08/15/28 (a)	265,000	249,543
4.70%, 05/15/30 (a)	200,000	201,366
2.20%, 08/15/31 (a)	510,000	448,198
Western Union Co.
2.75%, 03/15/31 (a)(c)	190,000	172,155
6.20%, 11/17/36 (c)	200,000	204,256
Workday, Inc.
3.50%, 04/01/27 (a)	340,000	337,008
3.70%, 04/01/29 (a)	225,000	219,402
3.80%, 04/01/32 (a)	375,000	348,292
Xilinx, Inc.
2.38%, 06/01/30 (a)	290,000	267,728
		242,141,689
Transportation 0.5%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	239,634	214,554
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	106,669	105,017
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	163,126	160,382
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	189,129	185,757
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	149,048	144,891
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	134,815	130,674
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	153,225	149,019
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	89,112	85,749
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	171,978	160,174
American Airlines Pass-Through Trust
4.90%, 11/11/39	275,000	265,193
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	245,000	242,991
6.20%, 08/15/36	50,000	54,640
6.15%, 05/01/37	105,000	114,214
5.75%, 05/01/40 (a)	165,000	171,524
5.05%, 03/01/41 (a)	200,000	192,814
5.40%, 06/01/41 (a)	150,000	150,045
4.95%, 09/15/41 (a)	115,000	109,851
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.40%, 03/15/42 (a)	265,000	233,208
4.38%, 09/01/42 (a)	230,000	199,969
4.45%, 03/15/43 (a)	70,000	61,044
5.15%, 09/01/43 (a)	200,000	189,938
4.90%, 04/01/44 (a)	350,000	321,618
4.55%, 09/01/44 (a)	235,000	205,376
4.15%, 04/01/45 (a)	350,000	288,403
4.70%, 09/01/45 (a)	250,000	221,587
3.90%, 08/01/46 (a)	225,000	176,362
4.13%, 06/15/47 (a)	250,000	201,968
4.05%, 06/15/48 (a)	70,000	55,245
4.15%, 12/15/48 (a)	330,000	265,039
3.55%, 02/15/50 (a)	305,000	220,643
3.05%, 02/15/51 (a)	400,000	259,184
3.30%, 09/15/51 (a)	350,000	236,512
2.88%, 06/15/52 (a)	215,000	132,419
4.45%, 01/15/53 (a)	305,000	251,948
5.20%, 04/15/54 (a)	490,000	451,422
5.50%, 03/15/55 (a)	340,000	327,740
5.55%, 03/15/56 (a)	290,000	281,549
5.80%, 03/15/56 (a)	315,000	318,062
Canadian National Railway Co.
6.90%, 07/15/28	210,000	222,106
4.20%, 03/12/31 (a)	90,000	88,789
3.85%, 08/05/32 (a)	300,000	286,926
5.85%, 11/01/33 (a)	215,000	229,272
4.38%, 09/18/34 (a)	200,000	193,366
4.75%, 11/12/35 (a)	120,000	118,528
6.38%, 11/15/37	150,000	165,275
3.20%, 08/02/46 (a)	175,000	123,729
3.65%, 02/03/48 (a)	235,000	175,968
4.45%, 01/20/49 (a)	205,000	172,317
2.45%, 05/01/50 (a)	150,000	87,756
4.40%, 08/05/52 (a)	250,000	208,478
6.13%, 11/01/53 (a)	185,000	194,233
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	170,000	169,075
4.00%, 03/15/29 (a)	200,000	197,748
2.88%, 11/15/29 (a)	225,000	213,842
2.05%, 03/05/30 (a)	245,000	224,285
7.13%, 10/15/31	95,000	106,084
2.45%, 12/02/31 (a)	425,000	378,033
5.20%, 03/30/35 (a)	15,000	15,296
4.80%, 09/15/35 (a)	145,000	143,776
5.95%, 05/15/37	195,000	207,437
3.00%, 12/02/41 (a)	395,000	290,562
4.30%, 05/15/43 (a)	125,000	106,738
4.80%, 08/01/45 (a)	160,000	142,973
4.95%, 08/15/45 (a)	160,000	146,258
4.70%, 05/01/48 (a)	220,000	191,299
3.50%, 05/01/50 (a)	125,000	88,565
3.10%, 12/02/51 (a)	610,000	399,678
4.20%, 11/15/69 (a)	135,000	100,022
6.13%, 09/15/15 (a)	274,000	276,784
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	185,000	183,701
CSX Corp.
3.25%, 06/01/27 (a)	313,000	309,598
3.80%, 03/01/28 (a)	300,000	297,555
4.25%, 03/15/29 (a)	150,000	149,858
2.40%, 02/15/30 (a)	225,000	209,234
4.10%, 11/15/32 (a)	180,000	174,587
5.20%, 11/15/33 (a)	100,000	102,596
5.05%, 06/15/35 (a)	250,000	251,002
6.00%, 10/01/36	200,000	214,118
6.15%, 05/01/37	230,000	248,876
6.22%, 04/30/40	200,000	216,026
5.50%, 04/15/41 (a)	180,000	181,541

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 05/30/42 (a)	50,000	45,696
4.40%, 03/01/43 (a)	180,000	157,790
4.10%, 03/15/44 (a)	250,000	207,045
3.80%, 11/01/46 (a)	260,000	199,753
4.30%, 03/01/48 (a)	280,000	229,748
4.75%, 11/15/48 (a)	220,000	191,457
4.50%, 03/15/49 (a)	200,000	167,348
3.35%, 09/15/49 (a)	260,000	180,268
3.80%, 04/15/50 (a)	150,000	111,698
3.95%, 05/01/50 (a)	175,000	134,292
2.50%, 05/15/51 (a)	250,000	147,280
4.50%, 11/15/52 (a)	345,000	288,403
4.50%, 08/01/54 (a)	205,000	169,763
4.25%, 11/01/66 (a)	200,000	151,080
4.65%, 03/01/68 (a)	200,000	162,206
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	288,587	279,341
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	145,000	144,081
4.95%, 07/10/28 (a)	290,000	291,090
3.75%, 10/28/29 (a)	200,000	192,714
5.25%, 07/10/30 (a)	290,000	292,303
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	250,595	216,108
FedEx Corp.
3.40%, 02/15/28 (a)	130,000	127,800
3.10%, 08/05/29 (a)	345,000	330,790
4.25%, 05/15/30 (a)	260,000	257,420
2.40%, 05/15/31 (a)	355,000	319,939
4.90%, 01/15/34	137,000	135,707
3.90%, 02/01/35	155,000	142,647
3.25%, 05/15/41 (a)	200,000	150,702
3.88%, 08/01/42	100,000	79,245
4.10%, 04/15/43	75,000	60,768
5.10%, 01/15/44	175,000	160,144
4.10%, 02/01/45	187,000	147,429
4.75%, 11/15/45 (a)	375,000	320,928
4.55%, 04/01/46 (a)	325,000	270,845
4.40%, 01/15/47 (a)	215,000	173,423
4.05%, 02/15/48 (a)	275,000	209,754
4.95%, 10/17/48 (a)	255,000	221,411
5.25%, 05/15/50 (a)	300,000	275,013
Fedex Freight Holding Co., Inc.
4.65%, 03/15/31 (a)(e)	300,000	294,900
4.95%, 03/15/33 (a)(e)	200,000	195,306
5.25%, 03/15/36 (a)(e)	300,000	290,232
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	150,000	133,769
6.50%, 05/06/34 (a)	215,000	225,705
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	200,000	202,654
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	262,641	231,852
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34	158,112	149,235
Kirby Corp.
4.20%, 03/01/28 (a)	150,000	149,151
Norfolk Southern Corp.
7.80%, 05/15/27	140,000	145,292
3.15%, 06/01/27 (a)	100,000	98,730
3.80%, 08/01/28 (a)	200,000	197,950
2.55%, 11/01/29 (a)	200,000	188,430
5.05%, 08/01/30 (a)	170,000	173,873
2.30%, 05/15/31 (a)	200,000	179,284
3.00%, 03/15/32 (a)	235,000	214,550
4.45%, 03/01/33 (a)	130,000	127,706
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.10%, 05/01/35 (a)	100,000	100,333
4.84%, 10/01/41	285,000	263,311
3.95%, 10/01/42 (a)	100,000	81,439
4.45%, 06/15/45 (a)	170,000	144,237
4.65%, 01/15/46 (a)	170,000	147,314
3.94%, 11/01/47 (a)	260,000	199,597
4.15%, 02/28/48 (a)	275,000	218,333
4.10%, 05/15/49 (a)	100,000	77,997
3.40%, 11/01/49 (a)	160,000	110,656
3.05%, 05/15/50 (a)	300,000	192,633
2.90%, 08/25/51 (a)	90,000	55,328
4.05%, 08/15/52 (a)	265,000	201,278
3.70%, 03/15/53 (a)	155,000	109,892
4.55%, 06/01/53 (a)	305,000	251,515
5.35%, 08/01/54 (a)	225,000	210,019
3.16%, 05/15/55 (a)	260,000	164,941
5.95%, 03/15/64 (a)	145,000	144,230
5.10%, 08/01/18 (a)	210,000	178,863
4.10%, 05/15/21 (a)	195,000	132,415
Ryder System, Inc.
4.30%, 06/15/27 (a)	50,000	50,018
5.65%, 03/01/28 (a)	150,000	153,435
5.25%, 06/01/28 (a)	255,000	259,258
6.30%, 12/01/28 (a)	150,000	156,885
5.38%, 03/15/29 (a)	135,000	138,239
4.95%, 09/01/29 (a)	50,000	50,706
4.90%, 12/01/29 (a)	125,000	126,470
5.00%, 03/15/30 (a)	120,000	121,754
6.60%, 12/01/33 (a)	325,000	356,824
Southwest Airlines Co.
5.13%, 06/15/27 (a)	550,000	551,963
3.45%, 11/16/27 (a)	125,000	122,726
4.38%, 11/15/28 (a)	200,000	197,536
2.63%, 02/10/30 (a)	140,000	128,367
5.25%, 11/15/35 (a)	200,000	187,772
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	210,000	189,307
5.15%, 02/15/33 (a)	190,000	186,301
Union Pacific Corp.
3.00%, 04/15/27 (a)	75,000	74,105
3.95%, 09/10/28 (a)	300,000	298,320
6.63%, 02/01/29	190,000	202,299
3.70%, 03/01/29 (a)	310,000	305,750
2.40%, 02/05/30 (a)	310,000	288,610
2.38%, 05/20/31 (a)	300,000	271,965
2.80%, 02/14/32 (a)	400,000	363,804
4.50%, 01/20/33 (a)	50,000	49,853
3.38%, 02/01/35 (a)	220,000	196,376
5.10%, 02/20/35 (a)	300,000	305,928
2.89%, 04/06/36 (a)	250,000	210,180
3.60%, 09/15/37 (a)	200,000	175,318
3.55%, 08/15/39 (a)	165,000	138,988
3.20%, 05/20/41 (a)	350,000	270,469
3.38%, 02/14/42 (a)	100,000	77,690
4.05%, 11/15/45 (a)	120,000	96,878
4.05%, 03/01/46 (a)	175,000	140,434
3.35%, 08/15/46 (a)	225,000	160,488
4.00%, 04/15/47 (a)	200,000	157,502
4.50%, 09/10/48 (a)	230,000	194,067
4.30%, 03/01/49 (a)	275,000	225,060
3.25%, 02/05/50 (a)	615,000	417,468
3.80%, 10/01/51 (a)	325,000	241,121
2.95%, 03/10/52 (a)	110,000	68,860
3.50%, 02/14/53 (a)	405,000	282,143
5.60%, 12/01/54 (a)	300,000	294,315
3.88%, 02/01/55 (a)	255,000	189,172
3.95%, 08/15/59 (a)	200,000	145,340
3.84%, 03/20/60 (a)	580,000	412,600

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.55%, 05/20/61 (a)	260,000	171,792
2.97%, 09/16/62 (a)	350,000	201,709
5.15%, 01/20/63 (a)	70,000	62,532
4.10%, 09/15/67 (a)	225,000	163,343
3.75%, 02/05/70 (a)	280,000	186,388
3.80%, 04/06/71 (a)	300,000	202,785
3.85%, 02/14/72 (a)	215,000	146,462
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	146,145	141,807
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	180,664	174,068
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	208,002	200,814
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	125,324	122,093
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	212,095	194,756
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	434,684	441,544
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	382,464	394,106
United Airlines Pass-Through Trust
5.45%, 08/15/38	253,731	258,550
5.88%, 08/15/38	46,987	47,322
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	300,000	295,437
3.40%, 03/15/29 (a)	275,000	269,002
2.50%, 09/01/29 (a)	125,000	118,256
4.45%, 04/01/30 (a)	325,000	327,587
4.88%, 03/03/33 (a)	240,000	244,908
5.15%, 05/22/34 (a)	250,000	257,235
5.25%, 05/14/35 (a)	400,000	408,596
6.20%, 01/15/38	450,000	491,296
5.20%, 04/01/40 (a)	230,000	227,663
4.88%, 11/15/40 (a)	160,000	152,402
3.63%, 10/01/42	110,000	86,925
3.40%, 11/15/46 (a)	235,000	168,695
3.75%, 11/15/47 (a)	360,000	271,112
4.25%, 03/15/49 (a)	235,000	188,881
3.40%, 09/01/49 (a)	300,000	209,043
5.30%, 04/01/50 (a)	395,000	370,079
5.05%, 03/03/53 (a)	335,000	298,864
5.50%, 05/22/54 (a)	335,000	320,036
5.95%, 05/14/55 (a)	375,000	379,380
5.60%, 05/22/64 (a)	225,000	212,825
6.05%, 05/14/65 (a)	345,000	347,194
		47,255,145
		1,355,484,590

Utility 2.4%
Electric 2.1%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	105,000	104,051
5.45%, 05/15/29 (a)	200,000	205,284
2.10%, 07/01/30 (a)	200,000	181,224
4.70%, 05/15/32 (a)	275,000	271,967
5.40%, 06/01/33 (a)	150,000	152,474
5.70%, 05/15/34 (a)	100,000	103,323
5.20%, 04/15/36 (a)	200,000	196,928
3.80%, 10/01/47 (a)	130,000	93,599
4.15%, 05/01/49 (a)	100,000	75,867
3.45%, 01/15/50 (a)	125,000	83,806
3.45%, 05/15/51 (a)	125,000	82,939
5.25%, 05/15/52 (a)	175,000	156,541
5.85%, 10/15/55 (a)	220,000	212,742
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	135,000	136,177
5.38%, 06/15/35 (a)	150,000	152,648
4.00%, 12/01/46 (a)	125,000	98,649
3.75%, 12/01/47 (a)	140,000	104,248
4.25%, 09/15/48 (a)	100,000	79,723
3.80%, 06/15/49 (a)	155,000	114,506
3.15%, 09/15/49 (a)	200,000	131,758
3.65%, 04/01/50 (a)	225,000	163,744
2.75%, 08/15/51 (a)	125,000	75,343
4.50%, 06/15/52 (a)	175,000	144,090
5.40%, 03/15/53 (a)	200,000	189,460
AES Corp.
5.45%, 06/01/28 (a)	325,000	328,126
2.45%, 01/15/31 (a)	285,000	252,752
5.80%, 03/15/32 (a)	225,000	226,591
Alabama Power Co.
3.75%, 09/01/27 (a)	160,000	159,262
1.45%, 09/15/30 (a)	210,000	184,626
4.30%, 03/15/31 (a)	150,000	148,823
3.05%, 03/15/32 (a)	210,000	193,152
3.94%, 09/01/32 (a)	185,000	178,157
5.10%, 04/02/35 (a)	150,000	151,472
6.00%, 03/01/39	150,000	158,621
3.85%, 12/01/42	150,000	120,594
4.15%, 08/15/44 (a)	150,000	123,278
3.75%, 03/01/45 (a)	175,000	134,839
3.70%, 12/01/47 (a)	225,000	166,408
4.30%, 07/15/48 (a)	220,000	178,442
3.45%, 10/01/49 (a)	260,000	181,360
3.13%, 07/15/51 (a)	340,000	220,650
3.00%, 03/15/52 (a)	355,000	224,218
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	285,000	277,125
Ameren Corp.
1.75%, 03/15/28 (a)	125,000	118,971
5.00%, 01/15/29 (a)	200,000	203,226
3.50%, 01/15/31 (a)	325,000	308,613
5.38%, 03/15/35 (a)	235,000	237,632
Ameren Illinois Co.
3.80%, 05/15/28 (a)	90,000	89,205
1.55%, 11/15/30 (a)	100,000	87,729
3.85%, 09/01/32 (a)	210,000	200,088
4.95%, 06/01/33 (a)	180,000	181,312
4.15%, 03/15/46 (a)	100,000	80,947
3.70%, 12/01/47 (a)	225,000	168,610
4.50%, 03/15/49 (a)	175,000	146,052
3.25%, 03/15/50 (a)	155,000	104,310
2.90%, 06/15/51 (a)	200,000	124,852
5.90%, 12/01/52 (a)	140,000	141,681
5.55%, 07/01/54 (a)	125,000	120,338
5.63%, 03/01/55 (a)	200,000	194,984
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	250,000	254,725
3.20%, 11/13/27 (a)	75,000	73,727
4.30%, 12/01/28 (a)	200,000	199,614
5.20%, 01/15/29 (a)	200,000	204,232
2.30%, 03/01/30 (a)	250,000	229,205
5.95%, 11/01/32 (a)	260,000	274,864
5.63%, 03/01/33 (a)	210,000	217,472
3.25%, 03/01/50 (a)	150,000	98,721
6.95%, 12/15/54 (a)(b)	175,000	185,489
7.05%, 12/15/54 (a)(b)	110,000	113,590
5.80%, 03/15/56 (a)(b)	470,000	464,228
6.05%, 03/15/56 (a)(b)	390,000	386,954

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Appalachian Power Co.
3.30%, 06/01/27 (a)	205,000	202,376
2.70%, 04/01/31 (a)	100,000	91,042
4.50%, 08/01/32 (a)	160,000	156,411
7.00%, 04/01/38	135,000	150,475
4.40%, 05/15/44 (a)	95,000	78,059
4.45%, 06/01/45 (a)	150,000	124,086
4.50%, 03/01/49 (a)	120,000	97,514
3.70%, 05/01/50 (a)	195,000	139,068
Arizona Public Service Co.
2.95%, 09/15/27 (a)	95,000	92,974
2.60%, 08/15/29 (a)	100,000	94,062
2.20%, 12/15/31 (a)	250,000	217,600
6.35%, 12/15/32 (a)	125,000	134,250
5.55%, 08/01/33 (a)	200,000	205,512
5.70%, 08/15/34 (a)	130,000	134,794
5.05%, 09/01/41 (a)	190,000	177,954
4.50%, 04/01/42 (a)	70,000	60,288
4.35%, 11/15/45 (a)	200,000	162,568
4.20%, 08/15/48 (a)	100,000	78,129
4.25%, 03/01/49 (a)	150,000	118,181
3.50%, 12/01/49 (a)	95,000	65,253
3.35%, 05/15/50 (a)	190,000	126,377
2.65%, 09/15/50 (a)	175,000	103,847
5.90%, 08/15/55 (a)	210,000	207,444
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	215,000	213,822
Avangrid, Inc.
3.80%, 06/01/29 (a)	195,000	190,804
Avista Corp.
4.35%, 06/01/48 (a)	170,000	137,527
4.00%, 04/01/52 (a)	130,000	97,683
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	275,000	246,301
5.30%, 06/01/34 (a)	240,000	244,586
5.45%, 06/01/35 (a)	200,000	205,240
6.35%, 10/01/36	150,000	163,302
3.50%, 08/15/46 (a)	215,000	155,548
3.75%, 08/15/47 (a)	180,000	134,521
4.25%, 09/15/48 (a)	130,000	105,313
3.20%, 09/15/49 (a)	185,000	122,797
2.90%, 06/15/50 (a)	130,000	81,938
4.55%, 06/01/52 (a)	175,000	146,001
Basin Electric Power Cooperative
5.85%, 10/15/55 (a)(e)	150,000	146,487
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	310,000	304,107
3.70%, 07/15/30 (a)	205,000	199,287
1.65%, 05/15/31 (a)	175,000	151,853
6.13%, 04/01/36	520,000	555,318
5.95%, 05/15/37	150,000	157,835
5.15%, 11/15/43 (a)	260,000	243,243
4.50%, 02/01/45 (a)	250,000	212,085
3.80%, 07/15/48 (a)	220,000	162,705
4.45%, 01/15/49 (a)	320,000	260,330
4.25%, 10/15/50 (a)	275,000	214,747
2.85%, 05/15/51 (a)	455,000	275,088
4.60%, 05/01/53 (a)	310,000	254,535
Black Hills Corp.
5.95%, 03/15/28 (a)	40,000	41,052
3.05%, 10/15/29 (a)	220,000	209,158
2.50%, 06/15/30 (a)	200,000	182,844
4.55%, 01/31/31 (a)	200,000	198,048
4.35%, 05/01/33 (a)	100,000	95,209
6.15%, 05/15/34 (a)	150,000	158,169
4.20%, 09/15/46 (a)	115,000	90,002
3.88%, 10/15/49 (a)	140,000	102,257
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	225,000	230,089
4.80%, 03/15/30 (a)	100,000	101,420
3.00%, 03/01/32 (a)	100,000	91,209
4.45%, 10/01/32 (a)	160,000	158,085
6.95%, 03/15/33	175,000	195,783
4.95%, 04/01/33 (a)	190,000	191,161
5.05%, 03/01/35 (a)	150,000	149,852
4.95%, 08/15/35 (a)	180,000	178,490
4.85%, 04/01/36 (a)	250,000	245,252
3.55%, 08/01/42 (a)	178,000	138,997
3.95%, 03/01/48 (a)	225,000	175,522
4.25%, 02/01/49 (a)	100,000	81,099
2.90%, 07/01/50 (a)	170,000	107,681
3.35%, 04/01/51 (a)	255,000	174,040
3.60%, 03/01/52 (a)	235,000	168,963
4.85%, 10/01/52 (a)	150,000	132,024
5.30%, 04/01/53 (a)	90,000	84,921
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	210,000	215,317
2.95%, 03/01/30 (a)	219,000	206,460
6.85%, 02/15/55 (a)(b)	135,000	141,462
7.00%, 02/15/55 (a)(b)	125,000	128,864
6.70%, 05/15/55 (a)(b)	220,000	222,583
5.95%, 04/01/56 (a)(b)	225,000	222,615
Cleco Corporate Holdings LLC
4.97%, 05/01/46 (a)	100,000	85,763
Cleveland Electric Illuminating Co.
5.95%, 12/15/36	145,000	150,258
CMS Energy Corp.
4.88%, 03/01/44 (a)	100,000	88,215
4.75%, 06/01/50 (a)(b)	230,000	223,137
3.75%, 12/01/50 (a)(b)	140,000	127,681
6.50%, 06/01/55 (a)(b)	300,000	304,845
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	100,000	98,352
3.70%, 08/15/28 (a)	275,000	271,958
3.15%, 03/15/32 (a)	125,000	115,681
4.90%, 02/01/33 (a)	75,000	75,741
5.90%, 03/15/36	200,000	212,560
6.45%, 01/15/38	145,000	159,568
3.80%, 10/01/42 (a)	200,000	159,772
4.60%, 08/15/43 (a)	150,000	131,127
4.70%, 01/15/44 (a)	150,000	132,203
3.70%, 03/01/45 (a)	150,000	114,719
4.35%, 11/15/45 (a)	150,000	124,131
3.65%, 06/15/46 (a)	250,000	187,090
3.75%, 08/15/47 (a)	235,000	176,013
4.00%, 03/01/48 (a)	300,000	233,715
4.00%, 03/01/49 (a)	190,000	145,899
3.20%, 11/15/49 (a)	140,000	92,767
3.00%, 03/01/50 (a)	300,000	192,387
3.13%, 03/15/51 (a)	250,000	162,903
2.75%, 09/01/51 (a)	205,000	123,695
3.85%, 03/15/52 (a)	190,000	140,566
5.95%, 06/01/55 (a)	200,000	203,810
Connecticut Light & Power Co.
4.65%, 01/01/29 (a)	200,000	201,914
2.05%, 07/01/31 (a)	100,000	88,498
4.90%, 07/01/33 (a)	155,000	155,646
4.95%, 08/15/34 (a)	200,000	198,702
4.30%, 04/15/44 (a)	150,000	125,270
4.15%, 06/01/45 (a)	160,000	129,962
4.00%, 04/01/48 (a)	320,000	249,475
5.25%, 01/15/53 (a)	130,000	120,836

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	35,000	34,446
3.80%, 05/15/28 (a)	180,000	178,551
4.00%, 12/01/28 (a)	200,000	198,674
3.35%, 04/01/30 (a)	370,000	355,181
2.40%, 06/15/31 (a)	175,000	158,330
5.50%, 03/15/34 (a)	250,000	259,605
5.30%, 03/01/35	130,000	132,124
5.85%, 03/15/36	160,000	169,376
6.20%, 06/15/36	75,000	80,340
6.30%, 08/15/37	245,000	266,749
6.75%, 04/01/38	200,000	225,622
5.50%, 12/01/39	250,000	251,547
5.70%, 06/15/40	150,000	153,168
4.20%, 03/15/42	150,000	126,665
3.95%, 03/01/43 (a)	250,000	201,657
4.45%, 03/15/44 (a)	320,000	273,142
4.50%, 12/01/45 (a)	250,000	211,532
3.85%, 06/15/46 (a)	220,000	169,294
3.88%, 06/15/47 (a)	225,000	171,985
4.65%, 12/01/48 (a)	140,000	119,207
4.13%, 05/15/49 (a)	230,000	179,342
3.95%, 04/01/50 (a)	350,000	270,098
3.20%, 12/01/51 (a)	175,000	113,974
6.15%, 11/15/52 (a)	150,000	156,228
5.90%, 11/15/53 (a)	200,000	200,838
5.70%, 05/15/54 (a)	290,000	284,673
4.63%, 12/01/54 (a)	300,000	247,893
5.50%, 03/15/55 (a)	175,000	166,892
5.75%, 11/15/55 (a)	280,000	276,696
4.30%, 12/01/56 (a)	205,000	160,031
4.00%, 11/15/57 (a)	145,000	105,347
4.50%, 05/15/58 (a)	265,000	211,857
3.70%, 11/15/59 (a)	180,000	123,545
3.00%, 12/01/60 (a)	220,000	127,714
3.60%, 06/15/61 (a)	230,000	154,532
Constellation Energy Generation LLC
3.90%, 01/08/28	430,000	426,827
5.60%, 03/01/28 (a)	200,000	204,432
4.63%, 02/01/29 (a)(e)	210,000	207,558
4.40%, 01/15/31 (a)	230,000	227,449
5.00%, 02/01/31 (a)(e)	280,000	280,924
3.75%, 03/01/31 (a)(e)	240,000	229,030
5.80%, 03/01/33 (a)	200,000	209,972
6.13%, 01/15/34 (a)	200,000	213,964
6.25%, 10/01/39	250,000	264,312
5.75%, 10/01/41 (a)	100,000	100,714
5.60%, 06/15/42 (a)	290,000	284,847
6.50%, 10/01/53 (a)	265,000	282,016
5.75%, 03/15/54 (a)	230,000	223,937
5.88%, 01/15/66 (a)	250,000	240,692
Consumers Energy Co.
4.65%, 03/01/28 (a)	200,000	201,652
3.80%, 11/15/28 (a)	50,000	49,499
4.90%, 02/15/29 (a)	200,000	203,364
4.60%, 05/30/29 (a)	150,000	151,151
4.70%, 01/15/30 (a)	200,000	202,130
4.50%, 01/15/31 (a)	150,000	150,357
3.60%, 08/15/32 (a)	250,000	235,887
4.63%, 05/15/33 (a)	160,000	158,715
5.05%, 05/15/35 (a)	150,000	150,798
3.95%, 05/15/43 (a)	120,000	97,656
3.25%, 08/15/46 (a)	150,000	106,653
3.95%, 07/15/47 (a)	100,000	78,541
4.05%, 05/15/48 (a)	260,000	204,552
4.35%, 04/15/49 (a)	200,000	164,458
3.75%, 02/15/50 (a)	190,000	140,549
3.10%, 08/15/50 (a)	225,000	147,643
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 08/01/51 (a)	230,000	163,222
2.65%, 08/15/52 (a)	105,000	63,202
4.20%, 09/01/52 (a)	55,000	43,643
2.50%, 05/01/60 (a)	150,000	81,552
Dayton Power & Light Co.
4.55%, 08/15/30 (a)	105,000	104,025
3.95%, 06/15/49 (a)	125,000	93,038
Delmarva Power & Light Co.
4.15%, 05/15/45 (a)	150,000	122,195
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	100,000	88,511
6.63%, 02/01/32	100,000	110,054
5.30%, 05/15/33	215,000	221,521
6.05%, 01/15/38	160,000	169,402
5.45%, 02/01/41 (a)	100,000	98,851
4.60%, 06/15/43 (a)	175,000	151,783
6.25%, 10/15/53 (a)	75,000	78,732
5.10%, 06/01/65 (a)	210,000	184,934
Dominion Energy, Inc.
4.25%, 06/01/28 (a)	200,000	199,380
3.38%, 04/01/30 (a)	500,000	478,080
5.00%, 06/15/30 (a)	200,000	202,928
2.25%, 08/15/31 (a)	280,000	247,335
4.35%, 08/15/32 (a)	100,000	96,887
5.38%, 11/15/32 (a)	250,000	255,892
6.30%, 03/15/33	85,000	90,397
5.25%, 08/01/33	250,000	252,775
5.45%, 03/15/35 (a)	200,000	201,982
5.95%, 06/15/35	175,000	182,362
7.00%, 06/15/38	205,000	226,746
3.30%, 04/15/41 (a)	100,000	74,396
4.90%, 08/01/41 (a)	225,000	201,188
4.05%, 09/15/42 (a)	110,000	87,145
4.70%, 12/01/44 (a)	250,000	214,167
4.60%, 03/15/49 (a)	155,000	125,936
4.85%, 08/15/52 (a)	175,000	147,214
7.00%, 06/01/54 (a)(b)	310,000	328,516
6.88%, 02/01/55 (a)(b)	250,000	256,975
6.63%, 05/15/55 (a)(b)	400,000	404,504
6.00%, 02/15/56 (a)(b)	400,000	397,452
6.20%, 02/15/56 (a)(b)	425,000	421,681
DTE Electric Co.
1.90%, 04/01/28 (a)	150,000	143,645
2.25%, 03/01/30 (a)	250,000	231,275
2.63%, 03/01/31 (a)	205,000	188,645
3.00%, 03/01/32 (a)	100,000	92,087
5.20%, 04/01/33 (a)	150,000	154,224
5.20%, 03/01/34 (a)	150,000	153,600
5.25%, 05/15/35 (a)	200,000	203,120
4.85%, 03/01/36 (a)	200,000	196,328
4.00%, 04/01/43 (a)	235,000	192,319
4.30%, 07/01/44 (a)	165,000	138,697
3.70%, 03/15/45 (a)	175,000	134,729
3.70%, 06/01/46 (a)	415,000	313,869
3.75%, 08/15/47 (a)	175,000	132,097
4.05%, 05/15/48 (a)	255,000	201,539
3.95%, 03/01/49 (a)	239,000	185,433
2.95%, 03/01/50 (a)	115,000	74,812
3.25%, 04/01/51 (a)	200,000	135,216
5.40%, 04/01/53 (a)	205,000	195,617
5.55%, 03/01/56 (a)	200,000	193,452
DTE Energy Co.
4.95%, 07/01/27 (a)	430,000	433,040
4.88%, 06/01/28 (a)	275,000	277,557
5.10%, 03/01/29 (a)	350,000	356,034
3.40%, 06/15/29 (a)	250,000	242,032
2.95%, 03/01/30 (a)	210,000	197,870

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.20%, 04/01/30 (a)	300,000	306,144
5.85%, 06/01/34 (a)	250,000	262,095
5.05%, 10/01/35 (a)	160,000	157,949
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	236,000	234,320
2.45%, 08/15/29 (a)	150,000	141,329
2.45%, 02/01/30 (a)	250,000	232,922
2.55%, 04/15/31 (a)	90,000	82,430
2.85%, 03/15/32 (a)	150,000	136,565
6.45%, 10/15/32	180,000	195,772
4.95%, 01/15/33 (a)	250,000	254,067
4.85%, 01/15/34 (a)	255,000	255,102
5.25%, 03/15/35 (a)	200,000	203,602
6.10%, 06/01/37	245,000	258,891
6.00%, 01/15/38	205,000	217,523
6.05%, 04/15/38	175,000	186,599
5.30%, 02/15/40	250,000	247,870
4.25%, 12/15/41 (a)	200,000	172,342
4.00%, 09/30/42 (a)	200,000	164,288
3.75%, 06/01/45 (a)	200,000	153,422
3.88%, 03/15/46 (a)	180,000	139,343
3.70%, 12/01/47 (a)	165,000	122,623
3.95%, 03/15/48 (a)	180,000	138,532
3.20%, 08/15/49 (a)	275,000	184,319
3.45%, 04/15/51 (a)	195,000	135,560
3.55%, 03/15/52 (a)	250,000	176,645
5.35%, 01/15/53 (a)	250,000	234,945
5.40%, 01/15/54 (a)	185,000	175,933
Duke Energy Corp.
3.15%, 08/15/27 (a)	340,000	334,941
5.00%, 12/08/27 (a)	260,000	262,896
4.30%, 03/15/28 (a)	300,000	299,667
4.85%, 01/05/29 (a)	200,000	202,582
3.40%, 06/15/29 (a)	200,000	193,962
2.45%, 06/01/30 (a)	300,000	276,549
2.55%, 06/15/31 (a)	425,000	382,338
4.50%, 08/15/32 (a)	300,000	295,620
5.75%, 09/15/33 (a)	150,000	156,419
5.45%, 06/15/34 (a)	295,000	302,378
4.95%, 09/15/35 (a)	290,000	283,429
3.30%, 06/15/41 (a)	150,000	112,662
4.80%, 12/15/45 (a)	200,000	171,662
3.75%, 09/01/46 (a)	445,000	329,166
3.95%, 08/15/47 (a)	145,000	108,061
4.20%, 06/15/49 (a)	200,000	152,728
3.50%, 06/15/51 (a)	250,000	167,717
5.00%, 08/15/52 (a)	365,000	313,360
6.10%, 09/15/53 (a)	200,000	200,922
5.80%, 06/15/54 (a)	200,000	192,068
6.45%, 09/01/54 (a)(b)	240,000	247,946
5.70%, 09/15/55 (a)	220,000	208,017
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	295,000	292,492
2.50%, 12/01/29 (a)	255,000	239,348
1.75%, 06/15/30 (a)	300,000	269,004
5.88%, 11/15/33 (a)	200,000	212,484
4.85%, 12/01/35 (a)	200,000	196,702
6.35%, 09/15/37	170,000	184,635
6.40%, 06/15/38	300,000	327,741
5.65%, 04/01/40	185,000	189,242
3.85%, 11/15/42 (a)	150,000	120,479
3.40%, 10/01/46 (a)	300,000	213,537
4.20%, 07/15/48 (a)	240,000	190,174
3.00%, 12/15/51 (a)	180,000	113,251
5.95%, 11/15/52 (a)	120,000	121,825
6.20%, 11/15/53 (a)	125,000	131,123
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	100,000	102,632
6.12%, 10/15/35	125,000	133,170
6.35%, 08/15/38	235,000	256,164
6.45%, 04/01/39	200,000	218,184
4.90%, 07/15/43 (a)	75,000	68,507
3.75%, 05/15/46 (a)	200,000	152,446
3.25%, 10/01/49 (a)	225,000	152,096
2.75%, 04/01/50 (a)	210,000	127,886
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	160,000	157,219
2.13%, 06/01/30 (a)	200,000	182,350
5.25%, 04/01/33 (a)	100,000	102,382
5.30%, 06/15/35 (a)	100,000	101,407
3.70%, 06/15/46 (a)	145,000	108,224
4.30%, 02/01/49 (a)	175,000	139,801
5.65%, 04/01/53 (a)	100,000	97,025
5.55%, 03/15/54 (a)	170,000	162,942
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	150,000	148,472
3.45%, 03/15/29 (a)	55,000	53,863
2.00%, 08/15/31 (a)	200,000	176,498
3.40%, 04/01/32 (a)	125,000	117,054
5.25%, 03/15/33 (a)	150,000	154,625
5.10%, 03/15/34 (a)	150,000	152,882
5.05%, 03/15/35 (a)	200,000	200,678
4.10%, 05/15/42 (a)	225,000	186,979
4.10%, 03/15/43 (a)	170,000	139,728
4.38%, 03/30/44 (a)	200,000	169,768
4.15%, 12/01/44 (a)	280,000	227,858
4.20%, 08/15/45 (a)	175,000	142,944
3.70%, 10/15/46 (a)	140,000	104,826
3.60%, 09/15/47 (a)	250,000	182,790
2.50%, 08/15/50 (a)	225,000	130,028
2.90%, 08/15/51 (a)	235,000	145,444
4.00%, 04/01/52 (a)	205,000	155,197
5.35%, 03/15/53 (a)	260,000	243,113
Edison International
5.75%, 06/15/27 (a)	305,000	307,745
4.13%, 03/15/28 (a)	215,000	211,521
5.25%, 11/15/28 (a)	245,000	246,935
6.95%, 11/15/29 (a)	150,000	158,456
6.25%, 03/15/30 (a)	150,000	155,613
4.80%, 03/15/31 (a)	150,000	146,519
5.25%, 03/15/32 (a)	150,000	148,812
El Paso Electric Co.
6.00%, 05/15/35	219,000	223,647
5.00%, 12/01/44 (a)	75,000	65,667
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	100,000	89,433
4.75%, 06/15/46 (a)	400,000	331,788
Enel Chile SA
4.88%, 06/12/28 (a)	395,000	397,240
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	200,000	199,080
5.15%, 01/15/33 (a)	125,000	127,455
5.30%, 09/15/33 (a)	60,000	61,651
5.45%, 06/01/34 (a)	100,000	103,178
4.95%, 01/15/36 (a)	160,000	157,205
4.20%, 04/01/49 (a)	425,000	335,461
2.65%, 06/15/51 (a)	195,000	113,506
3.35%, 06/15/52 (a)	120,000	79,874
5.75%, 06/01/54 (a)	110,000	107,638
5.75%, 01/15/56 (a)	160,000	157,198
Entergy Corp.
1.90%, 06/15/28 (a)	225,000	213,536
2.80%, 06/15/30 (a)	300,000	279,441

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.40%, 06/15/31 (a)	300,000	266,853
3.75%, 06/15/50 (a)	245,000	174,085
7.13%, 12/01/54 (a)(b)	320,000	327,875
5.88%, 06/15/56 (a)(b)	180,000	177,698
6.10%, 06/15/56 (a)(b)	210,000	207,075
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	200,000	197,204
3.25%, 04/01/28 (a)	200,000	196,212
1.60%, 12/15/30 (a)	65,000	56,950
3.05%, 06/01/31 (a)	120,000	111,750
2.35%, 06/15/32 (a)	245,000	214,821
4.00%, 03/15/33 (a)	211,000	200,735
5.15%, 09/15/34 (a)	100,000	100,973
4.90%, 04/15/36 (a)	225,000	219,753
3.10%, 06/15/41 (a)	135,000	101,053
4.95%, 01/15/45 (a)	235,000	211,719
4.20%, 09/01/48 (a)	380,000	301,743
4.20%, 04/01/50 (a)	220,000	173,422
2.90%, 03/15/51 (a)	300,000	184,443
5.70%, 03/15/54 (a)	150,000	146,090
5.80%, 03/15/55 (a)	235,000	231,066
5.65%, 04/15/56 (a)	225,000	216,540
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	100,000	97,179
5.00%, 09/01/33 (a)	135,000	135,829
3.85%, 06/01/49 (a)	210,000	156,091
3.50%, 06/01/51 (a)	275,000	190,952
5.85%, 06/01/54 (a)	120,000	118,835
5.80%, 04/15/55 (a)	100,000	98,723
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	217,000	215,262
1.75%, 03/15/31 (a)	250,000	218,540
4.50%, 03/30/39 (a)	130,000	119,291
3.55%, 09/30/49 (a)	210,000	147,884
5.00%, 09/15/52 (a)	100,000	87,154
5.80%, 09/01/53 (a)	100,000	99,041
5.55%, 09/15/54 (a)	150,000	142,001
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	220,000	217,661
4.70%, 03/13/28	45,000	45,243
4.13%, 03/01/42 (a)	150,000	125,339
4.10%, 04/01/43 (a)	160,000	132,477
4.25%, 12/01/45 (a)	200,000	163,798
3.25%, 09/01/49 (a)	185,000	124,929
3.45%, 04/15/50 (a)	135,000	94,406
5.70%, 03/15/53 (a)	50,000	49,194
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	160,000	146,522
4.95%, 04/15/33 (a)	125,000	125,953
5.40%, 04/01/34 (a)	120,000	123,728
5.13%, 08/15/35 (a)	120,000	119,621
5.30%, 10/01/41 (a)	50,000	48,882
4.20%, 06/15/47 (a)	125,000	99,841
4.20%, 03/15/48 (a)	155,000	123,396
4.13%, 04/01/49 (a)	195,000	154,514
Evergy, Inc.
2.90%, 09/15/29 (a)	250,000	237,167
6.65%, 06/01/55 (a)(b)	150,000	151,208
Eversource Energy
4.60%, 07/01/27 (a)	200,000	200,268
3.30%, 01/15/28 (a)	260,000	254,717
5.45%, 03/01/28 (a)	280,000	284,810
5.95%, 02/01/29 (a)	275,000	285,139
4.25%, 04/01/29 (a)	220,000	218,284
1.65%, 08/15/30 (a)	200,000	175,658
2.55%, 03/15/31 (a)	325,000	293,004
5.85%, 04/15/31 (a)	305,000	318,987
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.38%, 03/01/32 (a)	255,000	234,006
5.13%, 05/15/33 (a)	200,000	199,698
5.50%, 01/01/34 (a)	200,000	203,412
5.95%, 07/15/34 (a)	225,000	234,817
3.45%, 01/15/50 (a)	305,000	209,822
6.10%, 08/15/56 (a)(b)	200,000	197,498
6.35%, 08/15/56 (a)(b)	200,000	197,308
Exelon Corp.
5.15%, 03/15/28 (a)	385,000	389,497
5.15%, 03/15/29 (a)	200,000	204,108
4.05%, 04/15/30 (a)	450,000	441,112
5.13%, 03/15/31 (a)	100,000	101,899
3.35%, 03/15/32 (a)	245,000	226,419
5.30%, 03/15/33 (a)	250,000	256,117
5.45%, 03/15/34 (a)	265,000	271,333
4.95%, 06/15/35 (a)(e)	150,000	146,367
5.63%, 06/15/35	150,000	153,914
4.95%, 03/15/36 (a)	200,000	194,108
5.10%, 06/15/45 (a)	200,000	180,222
4.45%, 04/15/46 (a)	170,000	139,742
4.70%, 04/15/50 (a)	265,000	220,093
4.10%, 03/15/52 (a)	130,000	98,453
5.60%, 03/15/53 (a)	305,000	288,435
5.88%, 03/15/55 (a)	150,000	146,478
6.50%, 03/15/55 (a)(b)	340,000	346,535
FirstEnergy Corp.
3.90%, 07/15/27 (a)(g)	485,000	481,319
2.65%, 03/01/30 (a)	245,000	227,203
2.25%, 09/01/30 (a)	150,000	135,224
4.85%, 07/15/47 (a)(g)	170,000	145,151
3.40%, 03/01/50 (a)	325,000	217,457
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28 (e)	275,000	274,411
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	100,000	100,001
4.75%, 01/15/33 (a)	140,000	137,869
Florida Power & Light Co.
3.30%, 05/30/27 (a)	120,000	118,980
5.05%, 04/01/28 (a)	300,000	305,229
4.40%, 05/15/28 (a)	230,000	231,115
5.15%, 06/15/29 (a)	250,000	256,667
4.63%, 05/15/30 (a)	200,000	202,002
2.45%, 02/03/32 (a)	425,000	380,451
5.10%, 04/01/33 (a)	230,000	234,703
4.80%, 05/15/33 (a)	200,000	200,598
5.63%, 04/01/34	120,000	125,610
5.30%, 06/15/34 (a)	325,000	334,279
5.00%, 08/01/34 (a)	125,000	126,314
4.95%, 06/01/35	110,000	109,856
4.70%, 02/15/36 (a)	200,000	195,466
5.65%, 02/01/37	100,000	105,448
5.95%, 02/01/38	220,000	235,913
5.96%, 04/01/39	190,000	203,095
5.69%, 03/01/40	165,000	170,247
5.25%, 02/01/41 (a)	180,000	179,278
4.13%, 02/01/42 (a)	250,000	212,952
4.05%, 06/01/42 (a)	210,000	176,826
3.80%, 12/15/42 (a)	175,000	141,482
4.05%, 10/01/44 (a)	235,000	191,539
3.70%, 12/01/47 (a)	210,000	157,154
3.95%, 03/01/48 (a)	290,000	226,229
4.13%, 06/01/48 (a)	210,000	167,609
3.99%, 03/01/49 (a)	210,000	163,004
3.15%, 10/01/49 (a)	260,000	174,803
2.88%, 12/04/51 (a)	400,000	250,376
5.30%, 04/01/53 (a)	230,000	216,575
5.60%, 06/15/54 (a)	135,000	132,743
5.70%, 03/15/55 (a)	300,000	298,953

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 03/15/65 (a)	200,000	199,580
5.60%, 02/15/66 (a)	350,000	338,366
Georgia Power Co.
4.65%, 05/16/28 (a)	270,000	272,357
4.00%, 10/01/28 (a)	220,000	218,711
2.65%, 09/15/29 (a)	165,000	156,163
4.55%, 03/15/30 (a)	200,000	201,088
4.85%, 03/15/31 (a)	200,000	202,884
4.70%, 05/15/32 (a)	250,000	250,702
4.95%, 05/17/33 (a)	275,000	277,480
5.25%, 03/15/34 (a)	270,000	276,067
5.20%, 03/15/35 (a)	200,000	203,374
4.75%, 09/01/40	100,000	93,751
4.30%, 03/15/42	300,000	259,182
4.30%, 03/15/43	205,000	174,525
3.70%, 01/30/50 (a)	225,000	164,837
3.25%, 03/15/51 (a)	220,000	147,459
5.13%, 05/15/52 (a)	275,000	251,655
5.50%, 10/01/55 (a)	150,000	144,108
Iberdrola International BV
6.75%, 07/15/36	160,000	179,962
Idaho Power Co.
5.20%, 08/15/34 (a)	125,000	127,141
4.20%, 03/01/48 (a)	285,000	229,662
5.50%, 03/15/53 (a)	170,000	162,692
5.70%, 03/15/55 (a)	115,000	113,438
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	50,000	49,604
6.05%, 03/15/37	115,000	122,076
4.55%, 03/15/46 (a)	140,000	118,593
3.75%, 07/01/47 (a)	150,000	111,059
4.25%, 08/15/48 (a)	200,000	159,402
3.25%, 05/01/51 (a)	240,000	157,637
5.63%, 04/01/53 (a)	150,000	144,969
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	250,000	248,432
3.60%, 04/01/29 (a)	80,000	78,294
2.30%, 06/01/30 (a)	175,000	160,276
5.60%, 06/29/35 (a)	150,000	153,921
6.25%, 07/15/39	50,000	53,066
3.70%, 09/15/46 (a)	125,000	91,986
3.50%, 09/30/49 (a)	180,000	125,838
3.10%, 11/30/51 (a)	145,000	92,134
5.60%, 10/01/55 (a)	90,000	86,101
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	255,000	246,259
5.75%, 04/01/34 (a)	90,000	89,574
ITC Holdings Corp.
3.35%, 11/15/27 (a)	225,000	221,319
5.30%, 07/01/43 (a)	100,000	92,629
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)(e)	100,000	99,525
4.40%, 01/15/31 (a)(e)	150,000	147,978
5.10%, 01/15/35 (a)	250,000	250,435
5.15%, 01/15/36 (a)(e)	150,000	149,454
John Sevier Combined Cycle Generation LLC
4.63%, 01/15/42	22,711	21,908
Johnsonville Aeroderivative Combustion Turbine Generation LLC
5.08%, 10/01/54	232,091	219,407
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	200,000	206,732
5.13%, 11/01/40 (a)	400,000	385,880
4.38%, 10/01/45 (a)	150,000	124,479
3.30%, 06/01/50 (a)	150,000	101,126
5.85%, 08/15/55 (a)	210,000	209,559
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	170,000	175,809
4.25%, 04/01/49 (a)	150,000	119,849
5.85%, 08/15/55 (a)	210,000	209,032
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	50,000	49,539
3.65%, 04/15/29 (a)	300,000	294,876
6.75%, 12/30/31	230,000	255,332
5.35%, 01/15/34 (a)	175,000	180,234
5.75%, 11/01/35	200,000	210,150
5.80%, 10/15/36	100,000	106,056
4.80%, 09/15/43 (a)	150,000	135,933
4.40%, 10/15/44 (a)	190,000	160,826
4.25%, 05/01/46 (a)	195,000	160,826
3.95%, 08/01/47 (a)	165,000	128,146
3.65%, 08/01/48 (a)	265,000	194,809
4.25%, 07/15/49 (a)	300,000	242,040
3.15%, 04/15/50 (a)	215,000	142,799
2.70%, 08/01/52 (a)	155,000	93,601
5.85%, 09/15/54 (a)	165,000	166,006
5.30%, 02/01/55 (a)	95,000	88,332
5.50%, 11/15/56 (a)	120,000	115,462
Mississippi Power Co.
3.95%, 03/30/28 (a)	195,000	193,959
4.25%, 03/15/42	100,000	84,345
3.10%, 07/30/51 (a)	105,000	68,120
National Grid PLC
5.60%, 06/12/28 (a)	225,000	230,364
5.81%, 06/12/33 (a)	250,000	261,072
5.42%, 01/11/34 (a)	200,000	204,254
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27 (a)	75,000	74,138
5.10%, 05/06/27 (a)	150,000	151,254
4.12%, 09/16/27 (a)	255,000	254,663
3.95%, 12/10/27	200,000	199,084
3.40%, 02/07/28 (a)	350,000	345,054
4.75%, 02/07/28 (a)	200,000	201,762
4.80%, 03/15/28 (a)	200,000	202,010
4.15%, 08/25/28 (a)	210,000	209,368
5.05%, 09/15/28 (a)	100,000	101,647
3.90%, 11/01/28 (a)	240,000	237,528
4.85%, 02/07/29 (a)	145,000	146,863
3.70%, 03/15/29 (a)	275,000	270,187
4.95%, 02/07/30 (a)	35,000	35,657
2.40%, 03/15/30 (a)	200,000	185,990
4.30%, 12/10/30 (a)	120,000	118,915
1.35%, 03/15/31 (a)	125,000	106,986
1.65%, 06/15/31 (a)	150,000	129,329
8.00%, 03/01/32	160,000	185,464
2.75%, 04/15/32 (a)	180,000	161,492
4.02%, 11/01/32 (a)	160,000	154,283
4.15%, 12/15/32 (a)	395,000	382,538
5.80%, 01/15/33 (a)	225,000	238,484
5.00%, 08/15/34 (a)	100,000	100,643
4.40%, 11/01/48 (a)	150,000	124,635
4.30%, 03/15/49 (a)	155,000	126,249
7.13%, 09/15/53 (a)(b)	125,000	129,869
Nevada Power Co.
3.70%, 05/01/29 (a)	280,000	274,952
2.40%, 05/01/30 (a)	175,000	161,606
6.65%, 04/01/36	150,000	166,611
6.75%, 07/01/37	100,000	111,078
3.13%, 08/01/50 (a)	50,000	32,504
5.90%, 05/01/53 (a)	125,000	123,876
6.00%, 03/15/54 (a)	150,000	150,738
6.25%, 05/15/55 (a)(b)	75,000	74,987

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 (a)	480,000	476,107
4.63%, 07/15/27 (a)	410,000	411,578
4.69%, 09/01/27	600,000	603,000
4.85%, 02/04/28	350,000	353,409
4.90%, 02/28/28 (a)	410,000	413,641
1.90%, 06/15/28 (a)	475,000	450,851
4.90%, 03/15/29 (a)	300,000	304,515
3.50%, 04/01/29 (a)	155,000	150,979
2.75%, 11/01/29 (a)	350,000	331,212
5.00%, 02/28/30 (a)(c)	200,000	203,540
5.05%, 03/15/30 (a)	275,000	280,346
2.25%, 06/01/30 (a)	660,000	601,781
4.40%, 03/01/31 (a)	200,000	198,414
2.44%, 01/15/32 (a)	325,000	286,725
5.30%, 03/15/32 (a)	200,000	205,238
5.00%, 07/15/32 (a)	325,000	327,736
5.05%, 02/28/33 (a)	270,000	272,867
5.25%, 03/15/34 (a)	325,000	329,248
5.45%, 03/15/35 (a)	300,000	305,787
3.00%, 01/15/52 (a)	150,000	92,949
5.25%, 02/28/53 (a)	340,000	306,983
5.55%, 03/15/54 (a)	265,000	249,696
6.75%, 06/15/54 (a)(b)	300,000	311,430
6.70%, 09/01/54 (a)(b)	295,000	301,396
5.90%, 03/15/55 (a)	150,000	147,567
6.38%, 08/15/55 (a)(b)	515,000	523,570
6.50%, 08/15/55 (a)(b)	360,000	371,246
5.85%, 03/01/56 (a)	150,000	146,474
4.80%, 12/01/77 (a)(b)	225,000	220,124
5.65%, 05/01/79 (a)(b)	210,000	209,637
Northern States Power Co.
2.25%, 04/01/31 (a)	215,000	193,844
5.05%, 05/15/35 (a)	200,000	201,668
4.85%, 05/15/36 (a)	200,000	197,764
6.25%, 06/01/36	215,000	234,399
6.20%, 07/01/37	175,000	189,283
5.35%, 11/01/39	170,000	170,117
3.40%, 08/15/42 (a)	145,000	111,605
3.60%, 09/15/47 (a)	100,000	74,076
2.90%, 03/01/50 (a)	130,000	84,176
2.60%, 06/01/51 (a)	330,000	198,881
3.20%, 04/01/52 (a)	50,000	34,038
4.50%, 06/01/52 (a)	145,000	121,126
5.10%, 05/15/53 (a)	310,000	282,249
5.40%, 03/15/54 (a)	160,000	152,293
5.65%, 06/15/54 (a)	250,000	247,217
NorthWestern Corp.
4.18%, 11/15/44 (a)	185,000	150,929
NSTAR Electric Co.
3.20%, 05/15/27 (a)	250,000	247,245
3.25%, 05/15/29 (a)	215,000	208,096
3.95%, 04/01/30 (a)	305,000	299,678
1.95%, 08/15/31 (a)	205,000	179,408
5.40%, 06/01/34 (a)	150,000	153,582
5.20%, 03/01/35 (a)	23,000	23,186
5.50%, 03/15/40	215,000	213,759
4.40%, 03/01/44 (a)	60,000	51,016
3.10%, 06/01/51 (a)	100,000	65,359
4.55%, 06/01/52 (a)	90,000	74,974
Oglethorpe Power Corp.
5.95%, 11/01/39	245,000	255,447
5.38%, 11/01/40	225,000	219,838
4.50%, 04/01/47 (a)	125,000	102,618
5.05%, 10/01/48 (a)	200,000	175,058
3.75%, 08/01/50 (a)	150,000	106,892
5.25%, 09/01/50	165,000	147,150
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.20%, 12/01/53 (a)	125,000	127,993
5.80%, 06/01/54 (a)	25,000	24,294
Ohio Edison Co.
6.88%, 07/15/36	100,000	111,982
Ohio Power Co.
2.60%, 04/01/30 (a)	235,000	218,007
1.63%, 01/15/31 (a)	200,000	173,806
5.65%, 06/01/34 (a)	145,000	149,235
4.15%, 04/01/48 (a)	150,000	116,285
4.00%, 06/01/49 (a)	150,000	112,190
2.90%, 10/01/51 (a)	170,000	102,184
Oklahoma Gas & Electric Co.
3.30%, 03/15/30 (a)	125,000	119,433
3.25%, 04/01/30 (a)	200,000	191,264
5.40%, 01/15/33 (a)	175,000	180,367
4.15%, 04/01/47 (a)	265,000	211,078
3.85%, 08/15/47 (a)	255,000	193,749
5.60%, 04/01/53 (a)	105,000	100,806
5.80%, 04/01/55 (a)	50,000	49,462
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	155,000	155,099
3.70%, 11/15/28 (a)	200,000	196,962
5.75%, 03/15/29 (a)	123,000	127,529
4.65%, 11/01/29 (a)	125,000	126,034
2.75%, 05/15/30 (a)	200,000	187,538
4.50%, 03/15/31 (a)(e)	200,000	198,968
7.00%, 05/01/32	250,000	278,820
4.15%, 06/01/32 (a)	150,000	145,575
4.55%, 09/15/32 (a)	200,000	197,828
7.25%, 01/15/33	100,000	113,683
5.65%, 11/15/33 (a)	250,000	262,377
5.35%, 04/01/35 (a)	175,000	178,918
7.50%, 09/01/38	75,000	88,727
5.25%, 09/30/40	205,000	199,848
4.55%, 12/01/41 (a)	150,000	132,228
5.30%, 06/01/42 (a)	120,000	114,488
3.75%, 04/01/45 (a)	175,000	134,769
3.80%, 09/30/47 (a)	150,000	113,484
4.10%, 11/15/48 (a)	150,000	117,939
3.80%, 06/01/49 (a)	100,000	73,338
3.10%, 09/15/49 (a)	235,000	153,521
3.70%, 05/15/50 (a)	190,000	137,974
2.70%, 11/15/51 (a)	275,000	160,900
4.60%, 06/01/52 (a)	150,000	124,139
4.95%, 09/15/52 (a)	250,000	220,460
5.35%, 10/01/52 (a)	120,000	111,672
5.55%, 06/15/54 (a)	200,000	191,212
5.80%, 04/01/55 (a)	200,000	198,448
5.90%, 03/15/56 (a)(e)	250,000	249,912
Pacific Gas & Electric Co.
5.45%, 06/15/27 (a)	70,000	70,740
2.10%, 08/01/27 (a)	350,000	339,339
3.30%, 12/01/27 (a)	425,000	416,423
5.00%, 06/04/28 (a)	90,000	90,798
3.00%, 06/15/28 (a)	330,000	319,268
3.75%, 07/01/28	350,000	343,952
4.65%, 08/01/28 (a)	100,000	100,038
6.10%, 01/15/29 (a)	45,000	46,594
4.20%, 03/01/29 (a)	150,000	148,314
5.55%, 05/15/29 (a)	250,000	256,030
4.55%, 07/01/30 (a)	910,000	898,215
2.50%, 02/01/31 (a)	600,000	538,458
3.25%, 06/01/31 (a)	390,000	359,837
4.40%, 03/01/32 (a)	305,000	295,374
5.90%, 06/15/32 (a)	260,000	269,162
5.05%, 10/15/32 (a)	250,000	248,577
6.15%, 01/15/33 (a)	300,000	314,235
6.40%, 06/15/33 (a)	420,000	446,128

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.95%, 03/15/34 (a)	220,000	241,294
5.80%, 05/15/34 (a)	350,000	358,960
5.70%, 03/01/35 (a)	300,000	304,158
6.00%, 08/15/35 (a)	250,000	258,477
5.20%, 05/01/36 (a)	300,000	292,671
4.50%, 07/01/40 (a)	550,000	470,607
3.30%, 08/01/40 (a)	310,000	232,295
4.20%, 06/01/41 (a)	240,000	194,290
4.45%, 04/15/42 (a)	215,000	177,646
3.75%, 08/15/42 (a)(g)	100,000	75,093
4.60%, 06/15/43 (a)	240,000	198,096
4.75%, 02/15/44 (a)	220,000	184,111
4.30%, 03/15/45 (a)	260,000	203,161
4.25%, 03/15/46 (a)(g)	210,000	160,335
4.00%, 12/01/46 (a)	240,000	176,450
3.95%, 12/01/47 (a)	200,000	145,856
4.95%, 07/01/50 (a)	945,000	786,438
3.50%, 08/01/50 (a)	465,000	307,430
5.25%, 03/01/52 (a)	260,000	222,134
6.75%, 01/15/53 (a)	470,000	489,792
6.70%, 04/01/53 (a)	200,000	208,034
5.90%, 10/01/54 (a)	240,000	224,988
6.15%, 03/01/55 (a)	235,000	227,835
6.10%, 10/15/55 (a)	200,000	192,600
6.00%, 05/01/56 (a)	250,000	237,892
PacifiCorp
5.10%, 02/15/29 (a)	175,000	177,434
4.25%, 03/15/29 (a)	150,000	148,449
3.50%, 06/15/29 (a)	140,000	134,816
2.70%, 09/15/30 (a)	170,000	154,919
5.30%, 02/15/31 (a)	200,000	202,936
5.10%, 04/15/31 (a)	175,000	175,604
7.70%, 11/15/31	150,000	168,462
5.45%, 04/15/33 (a)	200,000	200,600
5.45%, 02/15/34 (a)	210,000	209,542
5.25%, 06/15/35	130,000	127,191
5.80%, 04/15/36 (a)	275,000	277,337
6.10%, 08/01/36	140,000	143,065
5.75%, 04/01/37	200,000	198,190
6.25%, 10/15/37	160,000	165,704
6.35%, 07/15/38	150,000	153,966
6.00%, 01/15/39	190,000	189,103
4.10%, 02/01/42 (a)	110,000	86,323
4.13%, 01/15/49 (a)	225,000	164,747
4.15%, 02/15/50 (a)	180,000	131,297
3.30%, 03/15/51 (a)	200,000	124,332
2.90%, 06/15/52 (a)	330,000	188,305
5.35%, 12/01/53 (a)	340,000	291,706
5.50%, 05/15/54 (a)	350,000	307,023
5.80%, 01/15/55 (a)	400,000	366,008
PECO Energy Co.
4.90%, 06/15/33 (a)	175,000	176,295
4.88%, 09/15/35 (a)	160,000	158,688
5.95%, 10/01/36	90,000	96,053
3.70%, 09/15/47 (a)	165,000	123,131
3.90%, 03/01/48 (a)	255,000	195,794
3.00%, 09/15/49 (a)	145,000	94,260
2.80%, 06/15/50 (a)	200,000	123,746
3.05%, 03/15/51 (a)	100,000	64,610
2.85%, 09/15/51 (a)	160,000	98,594
4.60%, 05/15/52 (a)	145,000	121,955
4.38%, 08/15/52 (a)	140,000	113,553
5.65%, 09/15/55 (a)	160,000	157,677
Pinnacle West Capital Corp.
4.90%, 05/15/28 (a)	150,000	151,304
5.15%, 05/15/30 (a)	135,000	137,331
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	150,000	152,994
6.50%, 11/15/37	240,000	265,495
4.15%, 03/15/43 (a)	250,000	207,420
5.50%, 03/15/54 (a)	120,000	114,703
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	175,000	171,684
5.25%, 09/01/34 (a)	250,000	252,125
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	165,000	167,099
4.85%, 02/15/34 (a)	200,000	199,948
6.25%, 05/15/39	120,000	130,008
4.75%, 07/15/43 (a)	220,000	197,978
4.13%, 06/15/44 (a)	95,000	78,466
4.15%, 10/01/45 (a)	135,000	110,568
3.95%, 06/01/47 (a)	140,000	109,439
4.15%, 06/15/48 (a)	150,000	119,880
5.25%, 05/15/53 (a)	200,000	186,316
5.55%, 08/15/55 (a)	150,000	145,971
Progress Energy, Inc.
7.75%, 03/01/31	250,000	282,245
7.00%, 10/30/31	200,000	220,224
6.00%, 12/01/39	185,000	192,132
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	175,000	172,900
4.15%, 03/13/29 (a)	200,000	199,452
1.90%, 01/15/31 (a)	150,000	132,815
1.88%, 06/15/31 (a)	225,000	196,607
4.10%, 06/01/32 (a)	175,000	170,389
5.35%, 05/15/34 (a)	320,000	325,798
5.15%, 09/15/35 (a)	240,000	239,273
6.25%, 09/01/37	150,000	160,488
6.50%, 08/01/38	165,000	180,644
3.60%, 09/15/42 (a)	160,000	123,712
4.30%, 03/15/44 (a)	100,000	83,076
3.80%, 06/15/47 (a)	115,000	86,134
4.10%, 06/15/48 (a)	85,000	66,607
4.05%, 09/15/49 (a)	205,000	158,096
3.20%, 03/01/50 (a)	250,000	166,347
2.70%, 01/15/51 (a)	220,000	129,989
4.50%, 06/01/52 (a)	105,000	85,739
5.25%, 04/01/53 (a)	240,000	217,404
5.75%, 05/15/54 (a)	230,000	224,011
5.85%, 05/15/55 (a)	240,000	238,157
Public Service Co. of New Hampshire
4.40%, 07/01/28	90,000	90,249
2.20%, 06/15/31 (a)	75,000	66,623
5.35%, 10/01/33 (a)	100,000	103,286
3.60%, 07/01/49 (a)	130,000	94,112
5.15%, 01/15/53 (a)	145,000	132,518
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	160,000	140,635
5.25%, 01/15/33 (a)	155,000	157,268
5.20%, 01/15/35 (a)	150,000	149,427
5.45%, 01/15/36 (a)	200,000	201,632
3.15%, 08/15/51 (a)	150,000	96,278
Public Service Electric & Gas Co.
3.00%, 05/15/27 (a)	255,000	251,881
3.70%, 05/01/28 (a)	245,000	242,486
3.20%, 05/15/29 (a)	225,000	218,358
2.45%, 01/15/30 (a)	340,000	317,458
4.20%, 01/01/31 (a)	160,000	158,211
1.90%, 08/15/31 (a)	200,000	175,514
4.90%, 12/15/32 (a)	245,000	248,241
4.65%, 03/15/33 (a)	110,000	108,986
4.85%, 08/01/34 (a)	125,000	124,148
4.90%, 08/15/35 (a)	130,000	129,167

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.80%, 05/01/37	110,000	116,126
3.95%, 05/01/42 (a)	100,000	82,715
3.65%, 09/01/42 (a)	320,000	252,211
3.80%, 01/01/43 (a)	175,000	141,092
3.80%, 03/01/46 (a)	180,000	139,277
3.60%, 12/01/47 (a)	300,000	221,520
4.05%, 05/01/48 (a)	285,000	224,321
3.85%, 05/01/49 (a)	240,000	182,666
3.20%, 08/01/49 (a)	150,000	101,238
3.15%, 01/01/50 (a)	90,000	60,174
2.70%, 05/01/50 (a)	225,000	138,895
2.05%, 08/01/50 (a)	115,000	61,039
3.00%, 03/01/51 (a)	180,000	115,848
5.13%, 03/15/53 (a)	150,000	137,204
5.30%, 08/01/54 (a)	155,000	145,116
5.50%, 03/01/55 (a)	100,000	96,827
5.63%, 01/01/56 (a)	160,000	157,890
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	200,000	204,436
5.88%, 10/15/28 (a)	315,000	325,367
5.20%, 04/01/29 (a)	300,000	305,889
4.90%, 03/15/30 (a)	25,000	25,285
1.60%, 08/15/30 (a)	210,000	184,995
2.45%, 11/15/31 (a)	300,000	266,544
6.13%, 10/15/33 (a)	155,000	164,466
5.45%, 04/01/34 (a)	150,000	152,471
5.40%, 03/15/35 (a)	100,000	101,270
Puget Energy, Inc.
2.38%, 06/15/28 (a)	50,000	47,665
4.10%, 06/15/30 (a)	200,000	194,168
4.22%, 03/15/32 (a)	150,000	143,232
5.73%, 03/15/35 (a)	190,000	191,767
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	140,000	142,960
6.27%, 03/15/37	100,000	107,544
5.76%, 10/01/39	170,000	173,315
5.80%, 03/15/40	125,000	127,924
5.64%, 04/15/41 (a)	105,000	104,982
4.30%, 05/20/45 (a)	165,000	134,228
4.22%, 06/15/48 (a)	215,000	172,587
3.25%, 09/15/49 (a)	255,000	170,580
2.89%, 09/15/51 (a)	135,000	84,299
5.45%, 06/01/53 (a)	120,000	114,078
5.60%, 09/15/55 (a)	150,000	145,376
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	125,000	127,046
1.70%, 10/01/30 (a)	275,000	243,565
3.00%, 03/15/32 (a)	150,000	136,791
5.40%, 04/15/35 (a)	200,000	203,448
5.20%, 03/15/36 (a)	200,000	199,460
6.00%, 06/01/39	100,000	104,106
4.50%, 08/15/40	155,000	139,655
3.75%, 06/01/47 (a)	125,000	92,921
4.15%, 05/15/48 (a)	110,000	86,304
4.10%, 06/15/49 (a)	165,000	126,926
3.32%, 04/15/50 (a)	150,000	100,584
2.95%, 08/15/51 (a)	225,000	141,219
3.70%, 03/15/52 (a)	170,000	121,429
5.35%, 04/01/53 (a)	230,000	212,545
5.55%, 04/15/54 (a)	175,000	166,640
5.95%, 03/15/56 (a)	150,000	150,446
Sierra Pacific Power Co.
5.90%, 03/15/54 (a)	115,000	114,065
6.20%, 12/15/55 (a)(b)	200,000	194,564
6.38%, 09/15/56 (a)(b)	175,000	172,973
Southern California Edison Co.
4.70%, 06/01/27 (a)	190,000	190,488
5.85%, 11/01/27 (a)	250,000	254,840
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 03/01/28 (a)	135,000	132,798
5.30%, 03/01/28 (a)	200,000	202,820
5.65%, 10/01/28 (a)	140,000	143,531
4.20%, 03/01/29 (a)	210,000	207,745
6.65%, 04/01/29	115,000	120,034
5.15%, 06/01/29 (a)	130,000	131,843
2.85%, 08/01/29 (a)	280,000	264,286
5.25%, 03/15/30 (a)	250,000	254,007
2.25%, 06/01/30 (a)	250,000	226,515
2.50%, 06/01/31 (a)	240,000	214,560
5.45%, 06/01/31 (a)	250,000	256,030
2.75%, 02/01/32 (a)	200,000	178,624
5.95%, 11/01/32 (a)	200,000	209,910
6.00%, 01/15/34	200,000	209,126
5.20%, 06/01/34 (a)	250,000	248,447
5.45%, 03/01/35 (a)	260,000	261,513
5.75%, 04/01/35	100,000	102,011
5.35%, 07/15/35	100,000	99,001
5.63%, 02/01/36	110,000	110,363
5.55%, 01/15/37	135,000	135,049
5.95%, 02/01/38	195,000	198,091
6.05%, 03/15/39	190,000	193,150
5.50%, 03/15/40	165,000	159,227
4.50%, 09/01/40 (a)	195,000	167,686
4.05%, 03/15/42 (a)	200,000	157,246
3.90%, 03/15/43 (a)	170,000	129,367
4.65%, 10/01/43 (a)	250,000	209,652
3.60%, 02/01/45 (a)	200,000	142,382
4.00%, 04/01/47 (a)	555,000	413,408
4.13%, 03/01/48 (a)	395,000	297,534
4.88%, 03/01/49 (a)	200,000	166,842
3.65%, 02/01/50 (a)	430,000	297,035
2.95%, 02/01/51 (a)	310,000	186,713
3.65%, 06/01/51 (a)	210,000	143,938
3.45%, 02/01/52 (a)	235,000	154,597
5.45%, 06/01/52 (a)	160,000	141,757
5.70%, 03/01/53 (a)	165,000	152,661
5.88%, 12/01/53 (a)	150,000	142,524
5.75%, 04/15/54 (a)	120,000	111,515
5.90%, 03/01/55 (a)	200,000	190,902
6.20%, 09/15/55 (a)	105,000	104,668
Southern Co.
5.11%, 08/01/27 (g)	310,000	312,731
1.75%, 03/15/28 (a)	185,000	176,148
4.85%, 06/15/28 (a)	270,000	272,678
5.50%, 03/15/29 (a)	325,000	335,029
3.70%, 04/30/30 (a)	350,000	339,213
5.70%, 10/15/32 (a)	205,000	214,789
5.20%, 06/15/33 (a)	200,000	202,312
5.70%, 03/15/34 (a)	305,000	316,559
4.85%, 03/15/35 (a)	200,000	194,704
4.25%, 07/01/36 (a)	185,000	170,333
4.40%, 07/01/46 (a)	550,000	454,608
6.38%, 03/15/55 (a)(b)	555,000	570,551
6.00%, 04/01/58 (a)(b)	400,000	402,236
Southern Power Co.
4.25%, 10/01/30 (a)	160,000	157,858
4.90%, 10/01/35 (a)	160,000	155,325
5.15%, 09/15/41	225,000	211,853
5.25%, 07/15/43	150,000	140,741
4.95%, 12/15/46 (a)	128,000	112,033
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	315,000	313,365
5.30%, 04/01/33 (a)	200,000	203,188
5.20%, 04/01/36 (a)	150,000	147,603
6.20%, 03/15/40	120,000	125,125
3.90%, 04/01/45 (a)	215,000	161,824
3.85%, 02/01/48 (a)	200,000	146,274

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.25%, 11/01/51 (a)	250,000	160,593
5.90%, 04/01/56 (a)	125,000	121,663
Southwestern Public Service Co.
4.50%, 08/15/41 (a)	205,000	179,070
3.40%, 08/15/46 (a)	175,000	123,344
3.70%, 08/15/47 (a)	200,000	147,810
4.40%, 11/15/48 (a)	155,000	125,786
3.75%, 06/15/49 (a)	190,000	137,786
3.15%, 05/01/50 (a)	170,000	110,056
System Energy Resources, Inc.
5.30%, 12/15/34 (a)	100,000	99,777
Tampa Electric Co.
4.90%, 03/01/29 (a)	200,000	202,834
2.40%, 03/15/31 (a)	50,000	45,235
4.10%, 06/15/42 (a)	180,000	151,234
4.35%, 05/15/44 (a)	125,000	104,740
4.30%, 06/15/48 (a)	150,000	121,769
4.45%, 06/15/49 (a)	200,000	163,560
3.63%, 06/15/50 (a)	90,000	64,526
3.45%, 03/15/51 (a)	140,000	97,021
5.00%, 07/15/52 (a)	115,000	102,555
Toledo Edison Co.
6.15%, 05/15/37	100,000	107,754
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	140,000	123,313
3.25%, 05/15/32 (a)	170,000	156,162
5.20%, 09/15/34 (a)	150,000	151,385
4.85%, 12/01/48 (a)	160,000	138,826
4.00%, 06/15/50 (a)	100,000	75,653
3.25%, 05/01/51 (a)	190,000	124,391
5.50%, 04/15/53 (a)	110,000	103,399
Union Electric Co.
2.95%, 06/15/27 (a)	124,000	122,315
3.50%, 03/15/29 (a)	280,000	274,232
2.95%, 03/15/30 (a)	150,000	142,187
5.20%, 04/01/34 (a)	150,000	152,618
5.25%, 04/15/35 (a)	150,000	152,060
4.80%, 03/15/36 (a)	100,000	97,718
5.30%, 08/01/37	80,000	81,121
8.45%, 03/15/39	150,000	191,112
3.90%, 09/15/42 (a)	165,000	133,967
3.65%, 04/15/45 (a)	165,000	125,621
4.00%, 04/01/48 (a)	125,000	96,890
3.25%, 10/01/49 (a)	170,000	114,412
2.63%, 03/15/51 (a)	255,000	150,562
3.90%, 04/01/52 (a)	185,000	138,772
5.45%, 03/15/53 (a)	150,000	142,152
5.25%, 01/15/54 (a)	115,000	106,075
5.13%, 03/15/55 (a)	190,000	172,438
Virginia Electric & Power Co.
3.75%, 05/15/27 (a)	175,000	174,085
3.80%, 04/01/28 (a)	200,000	198,186
2.88%, 07/15/29 (a)	270,000	257,988
2.40%, 03/30/32 (a)	200,000	176,548
5.00%, 04/01/33 (a)	200,000	201,328
5.30%, 08/15/33 (a)	100,000	102,331
5.00%, 01/15/34 (a)	170,000	169,776
5.05%, 08/15/34 (a)	195,000	194,988
4.90%, 09/15/35 (a)	240,000	235,106
6.00%, 01/15/36	255,000	269,275
4.95%, 03/15/36 (a)	200,000	195,036
6.00%, 05/15/37	325,000	342,306
6.35%, 11/30/37	150,000	161,823
8.88%, 11/15/38	300,000	392,481
4.00%, 01/15/43 (a)	250,000	201,190
4.65%, 08/15/43 (a)	275,000	239,349
4.45%, 02/15/44 (a)	250,000	210,637
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 05/15/45 (a)	175,000	141,078
4.00%, 11/15/46 (a)	300,000	230,760
3.80%, 09/15/47 (a)	250,000	186,752
4.60%, 12/01/48 (a)	265,000	220,806
3.30%, 12/01/49 (a)	300,000	201,138
2.45%, 12/15/50 (a)	350,000	195,856
2.95%, 11/15/51 (a)	75,000	46,183
4.63%, 05/15/52 (a)	240,000	197,479
5.45%, 04/01/53 (a)	220,000	206,239
5.35%, 01/15/54 (a)	135,000	125,011
5.55%, 08/15/54 (a)	100,000	94,749
5.65%, 03/15/55 (a)	70,000	67,418
5.60%, 09/15/55 (a)	260,000	247,751
5.70%, 03/15/56 (a)	200,000	193,288
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	175,000	177,175
1.38%, 10/15/27 (a)	225,000	214,945
4.75%, 01/15/28 (a)	145,000	146,114
2.20%, 12/15/28 (a)	150,000	141,777
1.80%, 10/15/30 (a)	86,000	75,794
5.63%, 05/15/56 (a)(b)	195,000	191,554
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	150,000	142,319
3.95%, 03/01/29 (a)	115,000	113,898
4.15%, 10/15/30 (a)	150,000	148,200
4.75%, 09/30/32 (a)	345,000	347,463
5.63%, 05/15/33	105,000	110,994
4.60%, 10/01/34 (a)	140,000	138,081
5.70%, 12/01/36	70,000	73,728
4.30%, 10/15/48 (a)	125,000	102,314
5.05%, 10/01/54 (a)	100,000	90,034
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	225,000	220,896
3.00%, 07/01/29 (a)	255,000	245,221
1.95%, 09/16/31 (a)	125,000	108,473
4.95%, 04/01/33 (a)	50,000	50,207
5.38%, 03/30/34 (a)	100,000	101,810
6.38%, 08/15/37	120,000	130,412
3.65%, 04/01/50 (a)	235,000	167,141
5.70%, 12/15/55 (a)	90,000	87,599
Wisconsin Public Service Corp.
4.55%, 12/01/29 (a)	50,000	50,223
4.25%, 01/15/31 (a)	90,000	89,105
3.67%, 12/01/42	60,000	47,161
4.75%, 11/01/44 (a)	150,000	132,287
3.30%, 09/01/49 (a)	72,000	49,100
2.85%, 12/01/51 (a)	130,000	80,044
Xcel Energy, Inc.
4.75%, 03/21/28 (a)	100,000	100,570
4.00%, 06/15/28 (a)	325,000	323,004
3.40%, 06/01/30 (a)	310,000	296,351
2.35%, 11/15/31 (a)	75,000	66,129
4.60%, 06/01/32 (a)	300,000	295,092
5.45%, 08/15/33 (a)	300,000	306,438
5.50%, 03/15/34 (a)	95,000	96,664
5.60%, 04/15/35 (a)	240,000	243,998
6.50%, 07/01/36	80,000	86,282
3.50%, 12/01/49 (a)	200,000	139,966
5.75%, 12/03/56 (a)(b)	200,000	195,326
		210,174,531
Natural Gas 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	200,000	197,532
2.63%, 09/15/29 (a)	285,000	270,220
1.50%, 01/15/31 (a)	180,000	157,426
5.45%, 10/15/32 (a)	50,000	52,109

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.90%, 11/15/33 (a)	125,000	133,705
5.20%, 08/15/35 (a)	150,000	153,267
5.50%, 06/15/41 (a)	150,000	150,978
4.15%, 01/15/43 (a)	200,000	168,248
4.13%, 10/15/44 (a)	210,000	174,205
4.30%, 10/01/48 (a)	235,000	190,070
4.13%, 03/15/49 (a)	225,000	176,740
3.38%, 09/15/49 (a)	240,000	165,898
2.85%, 02/15/52 (a)	110,000	68,066
5.75%, 10/15/52 (a)	190,000	189,225
6.20%, 11/15/53 (a)	150,000	159,180
5.00%, 12/15/54 (a)	150,000	133,430
5.45%, 01/15/56 (a)	170,000	162,426
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	260,000	264,766
4.00%, 04/01/28 (a)	120,000	119,239
1.75%, 10/01/30 (a)	225,000	199,822
5.40%, 07/01/34 (a)	200,000	204,676
5.85%, 01/15/41 (a)	125,000	127,956
National Grid USA
5.80%, 04/01/35	85,000	88,324
NiSource, Inc.
3.49%, 05/15/27 (a)	225,000	222,667
5.25%, 03/30/28 (a)	300,000	304,725
5.20%, 07/01/29 (a)	150,000	153,166
2.95%, 09/01/29 (a)	350,000	333,056
3.60%, 05/01/30 (a)	395,000	381,159
1.70%, 02/15/31 (a)	220,000	191,369
5.40%, 06/30/33 (a)	160,000	164,016
5.35%, 04/01/34 (a)	200,000	203,808
5.35%, 07/15/35 (a)	150,000	151,222
5.95%, 06/15/41 (a)	110,000	112,165
5.25%, 02/15/43 (a)	175,000	162,298
4.80%, 02/15/44 (a)	234,000	204,717
5.65%, 02/01/45 (a)	175,000	169,711
4.38%, 05/15/47 (a)	320,000	258,058
3.95%, 03/30/48 (a)	220,000	165,293
5.00%, 06/15/52 (a)	150,000	129,782
6.95%, 11/30/54 (a)(b)	200,000	205,490
6.38%, 03/31/55 (a)(b)	100,000	102,420
5.85%, 04/01/55 (a)	450,000	436,977
5.75%, 07/15/56 (a)(b)	310,000	305,489
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	100,000	101,080
ONE Gas, Inc.
5.10%, 04/01/29 (a)	100,000	102,116
2.00%, 05/15/30 (a)	130,000	118,377
4.25%, 09/01/32 (a)	160,000	155,667
4.66%, 02/01/44 (a)	200,000	175,364
4.50%, 11/01/48 (a)	125,000	105,716
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	250,000	243,007
2.50%, 03/15/31 (a)	20,000	18,068
5.40%, 06/15/33 (a)	105,000	107,861
5.10%, 02/15/35 (a)	115,000	114,656
4.65%, 08/01/43 (a)	100,000	87,672
3.64%, 11/01/46 (a)	130,000	95,256
3.35%, 06/01/50 (a)	120,000	81,199
5.05%, 05/15/52 (a)	120,000	105,443
Sempra
3.25%, 06/15/27 (a)	275,000	271,219
3.40%, 02/01/28 (a)	355,000	348,592
3.70%, 04/01/29 (a)	200,000	195,476
5.50%, 08/01/33 (a)	205,000	211,279
5.25%, 03/15/36 (a)	250,000	246,540
3.80%, 02/01/38 (a)	350,000	295,582
6.00%, 10/15/39	260,000	265,616
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 02/01/48 (a)	290,000	215,737
4.13%, 04/01/52 (a)(b)	300,000	291,621
6.40%, 10/01/54 (a)(b)	360,000	358,175
6.88%, 10/01/54 (a)(b)	470,000	474,813
6.55%, 04/01/55 (a)(b)	135,000	134,158
6.63%, 04/01/55 (a)(b)	145,000	144,906
6.38%, 04/01/56 (a)(b)	200,000	200,916
Southern California Gas Co.
2.95%, 04/15/27 (a)	250,000	246,630
2.55%, 02/01/30 (a)	200,000	187,376
5.20%, 06/01/33 (a)	100,000	102,054
5.05%, 09/01/34 (a)	95,000	95,583
5.45%, 06/15/35 (a)	200,000	205,276
5.13%, 11/15/40	270,000	260,048
3.75%, 09/15/42 (a)	105,000	82,028
4.13%, 06/01/48 (a)	125,000	96,851
4.30%, 01/15/49 (a)	175,000	138,987
3.95%, 02/15/50 (a)	200,000	149,572
6.35%, 11/15/52 (a)	210,000	222,583
5.75%, 06/01/53 (a)	150,000	146,447
5.60%, 04/01/54 (a)	150,000	143,379
6.00%, 06/15/55 (a)	150,000	151,181
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	130,000	129,024
1.75%, 01/15/31 (a)	200,000	175,694
5.15%, 09/15/32 (a)	90,000	91,463
5.75%, 09/15/33 (a)	225,000	233,998
4.95%, 09/15/34 (a)	150,000	148,334
5.10%, 09/15/35 (a)	130,000	128,380
5.88%, 03/15/41 (a)	200,000	203,934
4.40%, 06/01/43 (a)	221,000	186,758
3.95%, 10/01/46 (a)	175,000	133,490
4.40%, 05/30/47 (a)	135,000	110,755
3.15%, 09/30/51 (a)	150,000	96,332
Southwest Gas Corp.
5.45%, 03/23/28 (a)	145,000	147,846
3.70%, 04/01/28 (a)	175,000	173,122
2.20%, 06/15/30 (a)	145,000	132,095
4.05%, 03/15/32 (a)	190,000	181,815
3.80%, 09/29/46 (a)	100,000	75,246
4.15%, 06/01/49 (a)	125,000	96,333
3.18%, 08/15/51 (a)	90,000	58,835
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	150,000	149,829
3.30%, 06/01/51 (a)	185,000	124,068
Spire, Inc.
6.25%, 06/01/56 (a)(b)	165,000	162,975
6.45%, 06/01/56 (a)(b)	140,000	139,761
Washington Gas Light Co.
3.80%, 09/15/46 (a)	185,000	141,923
3.65%, 09/15/49 (a)	195,000	139,928
		18,921,141
Utility Other 0.1%
American Water Capital Corp.
2.95%, 09/01/27 (a)	100,000	98,245
3.75%, 09/01/28 (a)	250,000	247,638
3.45%, 06/01/29 (a)	165,000	160,530
2.80%, 05/01/30 (a)	150,000	141,048
2.30%, 06/01/31 (a)	200,000	179,210
4.45%, 06/01/32 (a)	275,000	270,982
5.15%, 03/01/34 (a)	200,000	203,470
5.25%, 03/01/35 (a)	270,000	274,441
6.59%, 10/15/37	225,000	253,566
4.30%, 12/01/42 (a)	195,000	169,007
4.30%, 09/01/45 (a)	90,000	74,968
4.00%, 12/01/46 (a)	110,000	85,077

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.75%, 09/01/47 (a)	250,000	186,930
4.20%, 09/01/48 (a)	230,000	183,303
4.15%, 06/01/49 (a)	205,000	161,177
3.45%, 05/01/50 (a)	130,000	90,516
3.25%, 06/01/51 (a)	165,000	110,527
5.45%, 03/01/54 (a)	240,000	228,367
5.70%, 09/01/55 (a)	260,000	254,644
Essential Utilities, Inc.
3.57%, 05/01/29 (a)	320,000	311,270
2.70%, 04/15/30 (a)	160,000	148,659
2.40%, 05/01/31 (a)	50,000	44,829
5.38%, 01/15/34 (a)	100,000	101,546
5.25%, 08/15/35 (a)	150,000	150,092
5.13%, 03/15/36 (a)	150,000	147,936
4.28%, 05/01/49 (a)	215,000	168,754
3.35%, 04/15/50 (a)	190,000	126,430
5.30%, 05/01/52 (a)	155,000	140,971
United Utilities PLC
6.88%, 08/15/28	185,000	194,518
		4,908,651
		234,004,323
Total Corporates (Cost $2,483,555,274)		2,344,508,016

TREASURIES 45.9% OF NET ASSETS
U.S. Treasury Bonds
6.38%, 08/15/27	4,200,000	4,345,359
6.13%, 11/15/27	2,434,000	2,522,803
5.50%, 08/15/28	1,748,000	1,815,120
5.25%, 11/15/28	2,248,000	2,328,436
5.25%, 02/15/29	1,174,000	1,221,648
6.13%, 08/15/29	1,044,000	1,118,140
6.25%, 05/15/30	2,131,000	2,319,877
5.38%, 02/15/31	2,594,000	2,757,341
4.50%, 02/15/36	2,844,000	2,901,102
4.75%, 02/15/37	1,432,000	1,483,463
5.00%, 05/15/37	1,948,000	2,062,293
4.38%, 02/15/38	1,996,000	1,992,725
4.50%, 05/15/38	2,096,000	2,111,229
3.50%, 02/15/39	1,872,000	1,689,334
4.25%, 05/15/39	2,846,000	2,761,954
4.50%, 08/15/39	3,646,000	3,612,388
4.38%, 11/15/39	3,825,000	3,731,766
4.63%, 02/15/40	4,455,000	4,453,608
1.13%, 05/15/40	11,700,000	7,372,828
4.38%, 05/15/40	4,544,000	4,415,490
1.13%, 08/15/40	15,350,000	9,572,164
3.88%, 08/15/40	4,244,000	3,890,886
1.38%, 11/15/40	18,100,000	11,661,774
4.25%, 11/15/40	4,053,000	3,864,915
1.88%, 02/15/41	21,000,000	14,555,625
4.75%, 02/15/41	4,292,000	4,315,472
2.25%, 05/15/41	15,200,000	11,082,938
4.38%, 05/15/41	3,944,000	3,799,489
1.75%, 08/15/41	22,650,000	15,150,727
3.75%, 08/15/41	3,817,000	3,405,480
2.00%, 11/15/41	19,700,000	13,629,938
3.13%, 11/15/41	3,844,000	3,146,975
2.38%, 02/15/42	15,400,000	11,227,563
3.13%, 02/15/42	5,282,000	4,304,005
3.00%, 05/15/42	3,998,000	3,187,156
3.25%, 05/15/42	13,100,000	10,799,313
2.75%, 08/15/42	4,691,000	3,587,149
3.38%, 08/15/42	11,700,000	9,777,727
2.75%, 11/15/42	7,108,000	5,408,188
4.00%, 11/15/42	11,900,000	10,772,289
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.13%, 02/15/43	5,286,000	4,233,343
3.88%, 02/15/43	11,450,000	10,175,293
2.88%, 05/15/43	8,881,000	6,824,493
3.88%, 05/15/43	12,500,000	11,083,984
3.63%, 08/15/43	6,417,000	5,481,020
4.38%, 08/15/43	12,850,000	12,132,207
3.75%, 11/15/43	6,150,000	5,329,840
4.75%, 11/15/43	13,350,000	13,190,426
3.63%, 02/15/44	7,027,000	5,971,303
4.50%, 02/15/44	13,150,000	12,576,742
3.38%, 05/15/44	6,294,000	5,145,837
4.63%, 05/15/44	13,500,000	13,097,109
3.13%, 08/15/44	8,132,000	6,377,267
4.13%, 08/15/44	12,800,000	11,612,000
3.00%, 11/15/44	7,436,000	5,693,768
4.63%, 11/15/44	12,700,000	12,289,234
2.50%, 02/15/45	9,832,000	6,899,299
4.75%, 02/15/45	13,050,000	12,825,703
3.00%, 05/15/45	4,434,000	3,375,729
5.00%, 05/15/45	13,550,000	13,729,961
2.88%, 08/15/45	5,832,000	4,331,171
4.88%, 08/15/45	13,300,000	13,259,477
3.00%, 11/15/45	3,782,000	2,860,433
4.63%, 11/15/45	13,100,000	12,636,383
2.50%, 02/15/46	7,591,000	5,237,790
4.63%, 02/15/46	10,500,000	10,120,195
2.50%, 05/15/46	7,732,000	5,315,146
2.25%, 08/15/46	10,578,000	6,896,360
2.88%, 11/15/46	3,719,000	2,719,228
3.00%, 02/15/47	7,634,000	5,692,101
3.00%, 05/15/47	6,038,000	4,489,347
2.75%, 08/15/47	10,280,000	7,277,919
2.75%, 11/15/47	9,878,000	6,972,479
3.00%, 02/15/48	11,300,000	8,337,281
3.13%, 05/15/48	12,420,000	9,348,961
3.00%, 08/15/48	14,028,000	10,298,525
3.38%, 11/15/48	13,800,000	10,818,984
3.00%, 02/15/49	15,276,000	11,161,028
2.88%, 05/15/49	13,550,000	9,633,203
2.25%, 08/15/49	13,100,000	8,149,633
2.38%, 11/15/49	13,000,000	8,286,484
2.00%, 02/15/50	16,898,000	9,839,125
1.25%, 05/15/50	18,450,000	8,759,426
1.38%, 08/15/50	21,050,000	10,293,121
1.63%, 11/15/50	21,050,000	10,985,469
1.88%, 02/15/51	23,850,000	13,246,067
2.38%, 05/15/51	23,800,000	14,891,734
2.00%, 08/15/51	21,700,000	12,358,828
1.88%, 11/15/51	20,250,000	11,129,590
2.25%, 02/15/52	19,600,000	11,813,594
2.88%, 05/15/52	18,900,000	13,108,922
3.00%, 08/15/52	18,000,000	12,799,688
4.00%, 11/15/52	17,950,000	15,425,781
3.63%, 02/15/53	16,700,000	13,405,664
3.63%, 05/15/53	18,250,000	14,635,645
4.13%, 08/15/53	20,200,000	17,723,922
4.75%, 11/15/53	20,900,000	20,326,883
4.25%, 02/15/54	22,040,000	19,746,462
4.63%, 05/15/54	21,850,000	20,839,437
4.25%, 08/15/54	21,950,000	19,662,398
4.50%, 11/15/54	22,000,000	20,557,969
4.63%, 02/15/55	21,950,000	20,934,812
4.75%, 05/15/55	22,075,000	21,495,531
4.75%, 08/15/55	23,150,000	22,556,781
4.63%, 11/15/55	24,190,000	23,109,009
4.75%, 02/15/56	18,230,000	17,777,098
U.S. Treasury Notes
4.50%, 04/15/27	18,500,000	18,642,725
0.50%, 04/30/27	9,150,000	8,836,541

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 04/30/27	15,500,000	15,334,404
3.75%, 04/30/27	24,000,000	23,992,031
2.38%, 05/15/27	16,320,000	16,067,231
4.50%, 05/15/27	18,450,000	18,588,015
0.50%, 05/31/27	8,700,000	8,374,600
2.63%, 05/31/27	15,450,000	15,243,899
3.88%, 05/31/27	21,475,000	21,491,777
4.63%, 06/15/27	17,800,000	17,969,309
0.50%, 06/30/27	10,400,000	9,985,625
3.25%, 06/30/27	14,500,000	14,401,445
3.75%, 06/30/27	21,575,000	21,560,252
4.38%, 07/15/27	17,500,000	17,622,705
0.38%, 07/31/27	12,600,000	12,039,398
2.75%, 07/31/27	14,000,000	13,806,133
3.88%, 07/31/27	21,000,000	21,011,895
2.25%, 08/15/27	13,872,000	13,581,826
3.75%, 08/15/27	17,300,000	17,280,740
0.50%, 08/31/27	12,000,000	11,455,313
3.13%, 08/31/27	13,500,000	13,370,010
3.63%, 08/31/27	21,700,000	21,638,545
3.38%, 09/15/27	18,500,000	18,381,846
0.38%, 09/30/27	16,700,000	15,866,957
3.50%, 09/30/27	20,600,000	20,501,426
4.13%, 09/30/27	13,500,000	13,558,272
3.88%, 10/15/27	17,300,000	17,313,178
0.50%, 10/31/27	14,300,000	13,574,107
3.50%, 10/31/27	22,100,000	21,986,478
4.13%, 10/31/27	13,000,000	13,054,336
2.25%, 11/15/27	13,474,000	13,142,413
4.13%, 11/15/27	17,900,000	17,978,313
0.63%, 11/30/27	15,500,000	14,705,322
3.38%, 11/30/27	21,500,000	21,344,209
3.88%, 11/30/27	13,000,000	13,009,141
4.00%, 12/15/27	18,200,000	18,251,543
0.63%, 12/31/27	17,525,000	16,582,347
3.38%, 12/31/27	31,850,000	31,609,259
3.88%, 12/31/27	17,500,000	17,514,355
4.25%, 01/15/28	22,200,000	22,359,562
0.75%, 01/31/28	18,200,000	17,217,129
3.50%, 01/31/28	28,500,000	28,340,801
2.75%, 02/15/28	17,822,000	17,483,312
4.25%, 02/15/28	18,500,000	18,644,893
1.13%, 02/29/28	19,300,000	18,350,832
3.38%, 02/29/28	24,000,000	23,814,375
4.00%, 02/29/28	13,000,000	13,044,941
3.88%, 03/15/28	18,500,000	18,523,125
1.25%, 03/31/28	16,600,000	15,789,129
3.63%, 03/31/28	12,950,000	12,905,231
3.88%, 03/31/28	22,000,000	22,034,805
3.75%, 04/15/28	19,000,000	18,976,992
1.25%, 04/30/28	18,000,000	17,085,938
3.50%, 04/30/28	12,800,000	12,720,500
2.88%, 05/15/28	19,170,000	18,809,814
3.75%, 05/15/28	18,500,000	18,476,152
1.25%, 05/31/28	18,505,000	17,529,150
3.63%, 05/31/28	12,500,000	12,453,125
3.88%, 06/15/28	18,000,000	18,028,125
1.25%, 06/30/28	16,500,000	15,598,301
4.00%, 06/30/28	12,700,000	12,755,563
3.88%, 07/15/28	18,800,000	18,824,969
1.00%, 07/31/28	18,000,000	16,882,031
4.13%, 07/31/28	14,000,000	14,098,438
2.88%, 08/15/28	19,368,000	18,963,239
3.63%, 08/15/28	23,000,000	22,904,766
1.13%, 08/31/28	18,100,000	16,987,840
4.38%, 08/31/28	14,700,000	14,887,195
3.38%, 09/15/28	24,540,000	24,288,849
1.25%, 09/30/28	19,750,000	18,552,656
4.63%, 09/30/28	16,000,000	16,308,125
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.50%, 10/15/28	20,975,000	20,815,229
1.38%, 10/31/28	18,500,000	17,400,117
4.88%, 10/31/28	16,650,000	17,077,957
3.13%, 11/15/28	19,114,000	18,786,225
3.50%, 11/15/28	18,375,000	18,228,574
1.50%, 11/30/28	18,500,000	17,424,688
4.38%, 11/30/28	17,050,000	17,289,100
3.50%, 12/15/28	25,800,000	25,590,375
1.38%, 12/31/28	18,000,000	16,862,344
3.75%, 12/31/28	19,000,000	18,965,117
3.50%, 01/15/29	26,000,000	25,781,641
1.75%, 01/31/29	17,300,000	16,343,094
4.00%, 01/31/29	20,000,000	20,094,531
2.63%, 02/15/29	19,166,000	18,546,848
3.50%, 02/15/29	21,100,000	20,919,496
1.88%, 02/28/29	16,000,000	15,148,750
4.25%, 02/28/29	21,950,000	22,205,512
3.50%, 03/15/29	23,000,000	22,799,648
2.38%, 03/31/29	15,400,000	14,771,367
4.13%, 03/31/29	21,400,000	21,582,234
2.88%, 04/30/29	13,200,000	12,834,938
4.63%, 04/30/29	22,500,000	23,012,402
2.38%, 05/15/29	15,658,000	14,996,205
2.75%, 05/31/29	13,000,000	12,582,578
4.50%, 05/31/29	22,550,000	22,991,310
3.25%, 06/30/29	12,500,000	12,276,367
4.25%, 06/30/29	22,100,000	22,376,250
2.63%, 07/31/29	11,000,000	10,581,914
4.00%, 07/31/29	22,500,000	22,604,590
1.63%, 08/15/29	15,166,000	14,116,228
3.13%, 08/31/29	11,400,000	11,133,703
3.63%, 08/31/29	22,500,000	22,333,008
3.50%, 09/30/29	21,000,000	20,752,266
3.88%, 09/30/29	11,000,000	11,003,008
4.00%, 10/31/29	10,500,000	10,543,477
4.13%, 10/31/29	20,400,000	20,570,531
1.75%, 11/15/29	10,866,000	10,101,984
3.88%, 11/30/29	10,800,000	10,800,422
4.13%, 11/30/29	21,000,000	21,176,367
3.88%, 12/31/29	10,000,000	9,997,266
4.38%, 12/31/29	21,000,000	21,358,477
3.50%, 01/31/30	10,500,000	10,355,625
4.25%, 01/31/30	20,775,000	21,038,745
1.50%, 02/15/30	18,998,000	17,389,107
4.00%, 02/28/30	30,800,000	30,920,312
3.63%, 03/31/30	10,000,000	9,899,219
4.00%, 03/31/30	21,000,000	21,078,750
3.50%, 04/30/30	10,200,000	10,047,398
3.88%, 04/30/30	21,500,000	21,480,684
0.63%, 05/15/30	23,905,000	20,940,220
3.75%, 05/31/30	11,000,000	10,935,547
4.00%, 05/31/30	21,400,000	21,476,906
3.75%, 06/30/30	10,750,000	10,682,393
3.88%, 06/30/30	20,800,000	20,771,562
3.88%, 07/31/30	22,600,000	22,565,570
4.00%, 07/31/30	10,000,000	10,034,375
0.63%, 08/15/30	32,700,000	28,399,184
3.63%, 08/31/30	24,750,000	24,450,293
4.13%, 08/31/30	10,500,000	10,582,852
3.63%, 09/30/30	26,300,000	25,977,414
4.63%, 09/30/30	11,000,000	11,315,391
3.63%, 10/31/30	27,000,000	26,654,062
4.88%, 10/31/30	11,500,000	11,948,770
0.88%, 11/15/30	34,800,000	30,342,609
3.50%, 11/30/30	23,250,000	22,824,961
4.38%, 11/30/30	13,800,000	14,052,281
3.63%, 12/31/30	27,600,000	27,229,125
3.75%, 12/31/30	14,050,000	13,932,002
3.75%, 01/31/31	24,500,000	24,294,238

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 01/31/31	13,300,000	13,329,613
1.13%, 02/15/31	34,100,000	29,902,769
3.50%, 02/28/31	25,750,000	25,252,100
4.25%, 02/28/31	13,500,000	13,677,188
3.88%, 03/31/31	26,000,000	25,918,750
4.13%, 03/31/31	13,500,000	13,598,086
4.63%, 04/30/31	14,000,000	14,417,813
1.63%, 05/15/31	33,300,000	29,707,242
4.63%, 05/31/31	13,900,000	14,314,828
4.25%, 06/30/31	13,000,000	13,165,547
4.13%, 07/31/31	12,500,000	12,582,520
1.25%, 08/15/31	35,400,000	30,730,242
3.75%, 08/31/31	16,025,000	15,829,695
3.63%, 09/30/31	12,225,000	11,996,259
4.13%, 10/31/31	15,200,000	15,283,125
1.38%, 11/15/31	32,800,000	28,452,719
4.13%, 11/30/31	12,500,000	12,563,965
4.50%, 12/31/31	14,000,000	14,336,875
4.38%, 01/31/32	13,300,000	13,529,113
1.88%, 02/15/32	30,800,000	27,321,766
4.13%, 02/29/32	13,500,000	13,552,734
4.13%, 03/31/32	12,500,000	12,545,899
4.00%, 04/30/32	13,250,000	13,203,936
2.88%, 05/15/32	30,600,000	28,626,539
4.13%, 05/31/32	13,800,000	13,839,352
4.00%, 06/30/32	14,000,000	13,940,391
4.00%, 07/31/32	13,000,000	12,937,539
2.75%, 08/15/32	29,500,000	27,292,109
3.88%, 08/31/32	13,100,000	12,937,785
3.88%, 09/30/32	14,200,000	14,016,953
3.75%, 10/31/32	13,500,000	13,220,508
4.13%, 11/15/32	31,700,000	31,719,812
3.75%, 11/30/32	14,100,000	13,801,477
3.88%, 12/31/32	14,400,000	14,194,125
4.00%, 01/31/33	14,500,000	14,392,383
3.50%, 02/15/33	32,000,000	30,800,000
3.75%, 02/28/33	15,250,000	14,905,684
4.25%, 03/31/33	14,000,000	14,097,344
3.38%, 05/15/33	31,400,000	29,915,860
3.88%, 08/15/33	35,100,000	34,463,812
4.50%, 11/15/33	35,740,000	36,488,306
4.00%, 02/15/34	39,000,000	38,478,985
4.38%, 05/15/34	38,000,000	38,403,750
3.88%, 08/15/34	37,750,000	36,794,453
4.25%, 11/15/34	38,100,000	38,094,047
4.63%, 02/15/35	38,350,000	39,350,695
4.25%, 05/15/35	38,500,000	38,400,742
4.25%, 08/15/35	38,250,000	38,115,528
4.00%, 11/15/35	41,450,000	40,436,418
4.13%, 02/15/36	34,500,000	33,963,633
Total Treasuries (Cost $4,654,292,420)		4,563,010,890

GOVERNMENT RELATED 4.1% OF NET ASSETS

Agency 1.1%
Foreign 0.6%
Austria 0.0%
Oesterreichische Kontrollbank AG
4.75%, 05/21/27	105,000	105,982
3.63%, 09/09/27	350,000	348,730
4.25%, 03/01/28	730,000	735,117
4.00%, 05/28/28	500,000	501,300
4.13%, 01/18/29	460,000	462,944
3.75%, 09/05/29	150,000	149,169
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 01/24/30	500,000	509,380
3.75%, 09/10/30	440,000	436,053
3.75%, 01/15/31	470,000	465,370
		3,714,045
Canada 0.1%
CI Financial Corp.
3.20%, 12/17/30 (a)	360,000	321,926
4.10%, 06/15/51 (a)	130,000	86,945
Export Development Canada
3.00%, 05/25/27	1,350,000	1,336,608
3.88%, 02/14/28	1,490,000	1,490,164
4.13%, 02/13/29	980,000	987,184
4.00%, 06/20/30	600,000	601,278
4.75%, 06/05/34	350,000	361,743
		5,185,848
China 0.0%
Industrial & Commercial Bank of China Ltd.
3.54%, 11/08/27	300,000	297,186
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
3.00%, 05/20/27 (h)	1,825,000	1,808,137
4.00%, 06/28/27 (h)	920,000	921,812
3.50%, 08/27/27 (h)	1,050,000	1,045,254
3.75%, 02/15/28 (h)	825,000	824,125
2.88%, 04/03/28 (h)	1,185,000	1,163,777
3.88%, 05/15/28 (h)	535,000	535,722
3.88%, 06/15/28 (h)	1,000,000	1,001,320
3.50%, 08/09/28 (h)	1,065,000	1,057,460
4.00%, 03/15/29 (h)	1,275,000	1,280,903
1.75%, 09/14/29 (h)	895,000	834,552
4.63%, 03/18/30 (h)	925,000	949,771
3.75%, 07/15/30 (h)	1,725,000	1,713,391
0.75%, 09/30/30 (h)	830,000	722,200
4.75%, 10/29/30 (h)	815,000	842,465
3.75%, 03/14/31 (h)	1,600,000	1,585,344
4.13%, 07/15/33 (h)	1,425,000	1,420,283
4.38%, 02/28/34 (h)	820,000	828,110
3.28%, 04/18/36 (h)(i)	660,000	427,218
3.51%, 06/29/37 (h)(i)	665,000	404,819
Landwirtschaftliche Rentenbank
3.88%, 09/28/27 (h)	60,000	60,000
2.50%, 11/15/27 (h)	500,000	489,435
4.63%, 04/17/29 (h)	500,000	510,660
4.13%, 05/28/30 (h)	450,000	453,200
0.88%, 09/03/30 (h)	850,000	745,127
3.63%, 10/08/30 (h)	200,000	197,250
5.00%, 10/24/33 (h)	565,000	592,911
		22,415,246
Japan 0.1%
Japan Bank for International Cooperation
2.88%, 06/01/27	750,000	740,257
2.88%, 07/21/27	300,000	295,620
4.38%, 10/05/27	450,000	452,502
2.75%, 11/16/27	475,000	465,752
4.63%, 07/19/28	460,000	466,274
3.25%, 07/20/28	620,000	609,906
3.50%, 10/31/28	550,000	543,219
2.13%, 02/16/29	545,000	517,031
2.00%, 10/17/29	400,000	372,724
1.25%, 01/21/31	600,000	525,036
1.88%, 04/15/31	1,200,000	1,075,464

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.63%, 04/17/34	300,000	303,027
4.38%, 01/23/36	400,000	392,836
Japan International Cooperation Agency
2.75%, 04/27/27	510,000	503,237
3.38%, 06/12/28	525,000	517,419
1.00%, 07/22/30	370,000	324,105
1.75%, 04/28/31	350,000	310,580
		8,414,989
Norway 0.1%
Equinor ASA
3.00%, 04/06/27 (a)	150,000	148,420
7.25%, 09/23/27	475,000	495,924
4.25%, 06/02/28 (a)	290,000	290,806
3.63%, 09/10/28 (a)	385,000	381,801
3.13%, 04/06/30 (a)	555,000	531,163
2.38%, 05/22/30 (a)	300,000	278,142
4.50%, 09/03/30 (a)	95,000	95,632
5.13%, 06/03/35 (a)	50,000	50,914
4.75%, 11/14/35 (a)	330,000	325,030
3.63%, 04/06/40 (a)	200,000	167,426
5.10%, 08/17/40	245,000	239,789
4.25%, 11/23/41	275,000	239,599
3.95%, 05/15/43	355,000	291,576
4.80%, 11/08/43	260,000	238,815
3.25%, 11/18/49 (a)	475,000	328,040
3.70%, 04/06/50 (a)	425,000	318,112
		4,421,189
Philippines 0.0%
Bangko Sentral ng Pilipinas International Bonds
8.60%, 06/15/27	375,000	392,700
Republic of Korea 0.1%
Export-Import Bank of Korea
2.38%, 04/21/27	500,000	491,425
4.25%, 09/15/27	200,000	200,556
4.13%, 10/17/27	350,000	350,424
5.00%, 01/11/28	520,000	528,351
5.13%, 09/18/28	300,000	307,644
4.50%, 01/11/29	250,000	253,090
3.75%, 01/13/29	400,000	397,256
4.88%, 01/14/30	400,000	409,936
1.25%, 09/21/30	300,000	264,588
3.75%, 09/22/30	300,000	294,963
3.88%, 01/13/31	400,000	394,896
2.13%, 01/18/32	550,000	489,830
4.50%, 09/15/32	300,000	303,105
5.13%, 01/11/33	300,000	311,850
4.63%, 01/11/34	250,000	251,798
5.25%, 01/14/35	625,000	654,406
4.38%, 01/13/36	200,000	195,230
2.50%, 06/29/41	200,000	146,966
Korea Development Bank
4.13%, 10/16/27	390,000	390,292
4.63%, 02/03/28	300,000	302,994
4.38%, 02/15/28	675,000	678,922
5.38%, 10/23/28	235,000	242,612
3.75%, 01/28/29	400,000	397,224
4.50%, 02/15/29	245,000	248,165
4.88%, 02/03/30	400,000	410,052
3.75%, 09/16/30	300,000	294,894
1.63%, 01/19/31	480,000	427,344
4.00%, 01/28/31	400,000	397,160
2.00%, 10/25/31	250,000	222,880
4.25%, 09/08/32	200,000	199,212
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.38%, 02/15/33	380,000	378,058
5.63%, 10/23/33	200,000	214,424
		11,050,547
Sweden 0.0%
Svensk Exportkredit AB
3.88%, 08/04/27	400,000	399,748
3.75%, 05/08/28	500,000	498,250
4.13%, 06/14/28	755,000	758,601
4.25%, 02/01/29	300,000	302,706
3.63%, 03/12/29	500,000	496,140
4.88%, 10/04/30	700,000	724,080
		3,179,525
		59,071,275
U.S. 0.5%
Federal Farm Credit Banks Funding Corp.
4.13%, 03/20/29	1,000,000	1,006,550
4.00%, 04/01/30	1,000,000	1,002,430
Federal Home Loan Banks
1.25%, 12/21/26	500,000	491,055
4.13%, 01/15/27	2,500,000	2,507,425
4.75%, 04/09/27	2,000,000	2,020,080
4.25%, 12/10/27	2,000,000	2,012,840
4.00%, 06/30/28	5,000,000	5,021,600
3.25%, 11/16/28	5,000,000	4,930,300
4.75%, 12/08/28	2,000,000	2,044,880
4.13%, 06/14/30	1,000,000	1,006,040
4.75%, 03/10/34	2,000,000	2,052,780
5.50%, 07/15/36	1,900,000	2,064,559
Federal Home Loan Mortgage Corp.
6.75%, 09/15/29	500,000	546,235
6.75%, 03/15/31	1,564,000	1,756,998
6.25%, 07/15/32	700,000	781,732
Federal National Mortgage Association
0.75%, 10/08/27	6,000,000	5,729,880
7.13%, 01/15/30	527,000	586,303
7.25%, 05/15/30	1,000,000	1,125,960
0.88%, 08/05/30	5,285,000	4,646,942
6.63%, 11/15/30	2,700,000	3,001,509
5.63%, 07/15/37	1,500,000	1,638,060
Private Export Funding Corp.
3.90%, 10/15/27	185,000	184,702
1.40%, 07/15/28	200,000	188,740
4.30%, 12/15/28	150,000	151,623
4.60%, 02/15/34	150,000	151,650
Tennessee Valley Authority
2.88%, 02/01/27	500,000	496,300
5.25%, 09/15/39	750,000	787,012
4.63%, 09/15/60	100,000	88,648
		48,022,833
		107,094,108

Local Authority 0.7%
Foreign 0.3%
Canada 0.3%
Hydro-Quebec
8.50%, 12/01/29	165,000	188,953
9.38%, 04/15/30	300,000	357,282
9.50%, 11/15/30	30,000	36,437
Province of Alberta
3.30%, 03/15/28	690,000	682,231
1.30%, 07/22/30	950,000	847,704

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.50%, 01/24/34	360,000	361,508
4.30%, 11/02/35	400,000	391,864
Province of British Columbia
4.70%, 01/24/28	1,135,000	1,150,742
4.80%, 11/15/28	610,000	623,103
4.90%, 04/24/29	575,000	590,531
3.90%, 08/27/30 (c)	1,000,000	993,610
1.30%, 01/29/31	700,000	614,579
4.20%, 07/06/33	900,000	887,976
4.75%, 06/12/34	500,000	508,435
4.80%, 06/11/35	750,000	762,615
7.25%, 09/01/36	340,000	410,336
Province of Manitoba
1.50%, 10/25/28	280,000	263,427
4.30%, 07/27/33	260,000	257,457
4.90%, 05/31/34	350,000	358,652
Province of New Brunswick
3.63%, 02/24/28	390,000	387,785
Province of Ontario
3.10%, 05/19/27	725,000	718,634
1.05%, 05/21/27	550,000	532,746
4.20%, 01/18/29	750,000	755,362
3.80%, 01/29/29	1,125,000	1,121,242
3.70%, 09/17/29	545,000	540,079
2.00%, 10/02/29	385,000	360,221
4.70%, 01/15/30	750,000	768,487
3.90%, 09/04/30	500,000	497,060
1.13%, 10/07/30	490,000	431,146
1.60%, 02/25/31	900,000	800,991
1.80%, 10/14/31	530,000	468,377
2.13%, 01/21/32	475,000	423,942
5.05%, 04/24/34	450,000	467,807
4.85%, 06/11/35	900,000	921,168
4.45%, 11/20/35	600,000	594,294
Province of Quebec
2.75%, 04/12/27	735,000	726,342
3.63%, 04/13/28	1,000,000	994,440
4.50%, 04/03/29	855,000	868,099
7.50%, 09/15/29	608,000	675,409
1.35%, 05/28/30	575,000	516,534
3.88%, 01/14/31	1,400,000	1,386,420
1.90%, 04/21/31	375,000	337,234
4.50%, 09/08/33	300,000	301,326
4.25%, 09/05/34	600,000	589,140
4.63%, 08/28/35	600,000	601,806
Province of Saskatchewan
3.25%, 06/08/27	300,000	297,405
4.65%, 01/28/30	400,000	407,736
		27,778,674
U.S. 0.4%
Alameda County Joint Powers Authority
RB (Build America Bonds) Series 2010
7.05%, 12/01/44	105,000	118,481
American Municipal Power, Inc.
6.45%, 02/15/44	100,000	104,899
RB (Build America Bonds) Series 2010
8.08%, 02/15/50	250,000	313,169
Bay Area Toll Authority
RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	300,000	313,896
RB (Build America Bonds) Series 2010S1
7.04%, 04/01/50	224,524	254,349
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
RB (Build America Bonds) Series 2010S3
6.91%, 10/01/50	250,000	279,874
RB Sereis F3
3.13%, 04/01/55 (a)	165,000	108,440
Board of Regents of the University of Texas System
2.44%, 08/15/49 (a)	70,000	42,920
RB (Build America Bonds) Series C
4.79%, 08/15/46	60,000	56,625
California Health Facilities Financing Authority
RB Series 2022
4.19%, 06/01/37 (a)	110,000	103,157
California State University
RB Series 2017B
3.90%, 11/01/47 (a)	115,000	94,057
RB Series E
2.90%, 11/01/51 (a)	100,000	69,156
Series B
2.72%, 11/01/52	400,000	259,661
Central Puget Sound Regional Transit Authority
RB (Build America Bonds) Series 2009-S
5.49%, 11/01/39	115,000	116,896
Charlotte-Mecklenburg Hospital Authority
3.20%, 01/15/51 (a)	75,000	50,977
Chicago O'Hare International Airport
RB (Build America Bonds) Series 2010B
6.40%, 01/01/40	150,000	164,457
Series C
4.47%, 01/01/49	90,000	78,450
Series C
4.57%, 01/01/54	30,000	25,927
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
RB (Pension Funding) Series 2008A
6.90%, 12/01/40	393,506	440,125
RB (Pension Funding) Series 2008B
6.90%, 12/01/40	176,400	196,986
City of Atlanta Water & Wastewater Revenue
RB Series 2020
2.26%, 11/01/35 (a)	125,000	106,077
City of Chicago
GO Bonds Series 2026A
5.88%, 01/01/31	65,000	65,298
City of Houston
GO Bonds (Pension Funding) Series 2017
3.96%, 03/01/47	255,000	216,332
City of New York
4.61%, 09/01/37 (a)	25,000	24,773
6.29%, 02/01/45 (a)	100,000	104,885
5.56%, 10/01/45 (a)	100,000	100,534
5.37%, 10/01/51	250,000	241,456
5.94%, 02/01/55	100,000	103,814
6.39%, 02/01/55 (a)	200,000	208,796
5.39%, 10/01/55	200,000	192,710
GO Bonds Series 2023 B-1
5.83%, 10/01/53	200,000	205,661
GO Bonds Series 2024 D-1
5.09%, 10/01/49	100,000	94,682
GO Bonds Series 2024 D-1
5.11%, 10/01/54	200,000	186,810
GO Bonds Series 2024 D-2
5.26%, 10/01/44 (a)	100,000	98,384

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
City of New York NY
GO Bonds (Build America Bonds) Series C1
5.52%, 10/01/37	115,000	116,897
City of Riverside CA
RB Series A
3.86%, 06/01/45 (a)	40,000	35,342
City of San Antonio Electric & Gas Systems Revenue
5.47%, 02/01/45 (a)	200,000	199,413
5.57%, 02/01/50 (a)	250,000	250,434
City of San Antonio TX Electric & Gas Systems Revenue
RB Series 2012
4.43%, 02/01/42	210,000	202,956
City of San Francisco Public Utilities Commission Water Revenue
RB (Build America Bonds) Series 2010
6.95%, 11/01/50	150,000	164,849
City of Tucson AZ
Series A, (AGM)
2.86%, 07/01/47	220,000	161,690
Commonwealth Financing Authority
RB Series A
3.86%, 06/01/38	75,000	69,340
RB Series A
2.99%, 06/01/42	20,000	15,210
Series A
4.14%, 06/01/38	215,000	202,694
Commonwealth of Massachusetts
GO (Build America Bonds) Series 2009
5.46%, 12/01/39	100,000	101,358
GO (Build America Bonds) Series 2010D
4.50%, 08/01/31	400,000	398,944
RB Series 2022 A
3.77%, 07/15/29	150,000	148,972
Series H
2.90%, 09/01/49	300,000	202,118
Commonwealth of Massachusetts Transportation Fund Revenue
RB (Build America Bonds) Series 2010
5.73%, 06/01/40	200,000	206,933
County of Broward Airport System Revenue
RB Series C
3.48%, 10/01/43 (a)	130,000	110,038
County of Clark Department of Aviation
RB (Build America Bonds) Series 2010C
6.82%, 07/01/45	350,000	388,989
County of Cook IL
GO (Build America Bonds) Series D
6.23%, 11/15/34	115,000	122,428
County of Miami-Dade FL Aviation Revenue
RB Series C
4.28%, 10/01/41 (a)	205,000	189,154
County of Miami-Dade Transit System
2.60%, 07/01/42 (a)	100,000	77,688
Dallas Area Rapid Transit
RB (Build America Bonds) Series 2010
5.02%, 12/01/48	250,000	234,414
Series B
6.00%, 12/01/44	300,000	311,162
Dallas Convention Center Hotel Development Corp.
RB Series 2009
7.09%, 01/01/42	105,000	116,586
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dallas County Hospital District
GO (Build America Bonds) Series C
5.62%, 08/15/44	150,000	147,050
Dallas Fort Worth International Airport
4.51%, 11/01/51 (a)	250,000	216,982
RB Series 2020C
2.92%, 11/01/50	150,000	105,752
RB Series A
4.09%, 11/01/51	25,000	20,493
RB Series C
2.84%, 11/01/46 (a)	35,000	25,607
Series A
2.99%, 11/01/38	175,000	151,656
Series A
3.14%, 11/01/45	105,000	80,081
Series C
3.09%, 11/01/40 (a)	205,000	165,125
Dallas Independent School District
GO (Build America Bonds) Series 2010C
6.45%, 02/15/35 (a)	350,000	350,784
District of Columbia Water & Sewer Authority
RB Series 2014A
4.81%, 10/01/14	185,000	154,041
East Bay Municipal Utility District Water System Revenue
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	50,000	52,385
Empire State Development Corp.
RB (Build America Bonds) Series 2009
5.77%, 03/15/39	260,000	266,533
Foothill-Eastern Transportation Corridor Agency
Series A
4.09%, 01/15/49 (a)	130,000	106,113
Series A
3.92%, 01/15/53 (a)	125,000	98,649
Golden State Tobacco Securitization Corp.
4.21%, 06/01/50 (a)	200,000	153,011
RB Series 2021 A-1
3.71%, 06/01/41 (a)	100,000	79,111
RB Series B
3.00%, 06/01/46	125,000	113,900
Grand Parkway Transportation Corp.
RB Series 2013E
5.18%, 10/01/42	200,000	200,624
Series B
3.24%, 10/01/52 (a)	300,000	208,605
Health & Educational Facilities Authority of the State of Missouri
3.23%, 05/15/50 (a)	100,000	70,318
Illinois State Toll Highway Authority
RB (Build America Bonds) Series A
6.18%, 01/01/34	30,000	32,089
Indiana Finance Authority
RB Series 2021
3.05%, 01/01/51	60,000	43,179
JobsOhio Beverage System
RB Series 2013 B
4.53%, 01/01/35	185,000	184,895
Kansas Development Finance Authority
RB Series H
4.93%, 04/15/45	40,000	38,578
RB Series K
2.77%, 05/01/51	30,000	20,842

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Los Angeles Community College District
GO (Build America Bonds) Series 2010
6.75%, 08/01/49	85,000	95,190
Los Angeles Department of Water & Power
RB (Build America Bonds) Series 2010
6.57%, 07/01/45	250,000	265,837
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Series 2022 A
4.48%, 08/01/39 (a)	300,000	290,134
RB Series 2023
5.05%, 12/01/34 (a)	200,000	204,172
RB Series A
4.15%, 02/01/33 (a)	200,000	199,823
RB Series A1
5.20%, 12/01/39 (a)	100,000	101,418
Series 2022-ELL, Class A3
4.28%, 02/01/36 (a)	300,000	294,915
Louisville and Jefferson County Metropolitan Sewer District
RB (Build America Bonds)
6.25%, 05/15/43	100,000	104,509
Maryland Economic Development Corp.
RB Series 2024
5.94%, 05/31/57 (a)	150,000	150,584
Maryland Health & Higher Educational Facilities Authority
RB Series D
3.05%, 07/01/40 (a)	100,000	78,101
RB Series D
3.20%, 07/01/50	100,000	67,890
Massachusetts School Building Authority
RB Series 2010
5.72%, 08/15/39	50,000	51,789
Metropolitan Government of Nashville & Davidson County Convention Center Auth
RB (Build America Bonds) Series B
6.73%, 07/01/43	10,000	10,720
Metropolitan Transportation Authority
RB Series 2010
6.67%, 11/15/39	40,000	43,027
Metropolitan Transportation Authority Dedicated Tax Fund
RB (Build America Bonds) Series C
7.34%, 11/15/39	310,000	362,184
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB (Build America Bonds) Series B
7.46%, 10/01/46	90,000	105,907
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2009
5.72%, 12/01/38	250,000	257,928
Michigan Finance Authority
RB Series 2019
3.38%, 12/01/40	350,000	294,168
Michigan State University
RB Series A
4.50%, 08/15/48 (a)	175,000	160,270
Michigan Strategic Fund
3.23%, 09/01/47 (a)	40,000	30,460
Missouri Health & Educational Facilities Authority
RB Series 2017A
3.65%, 08/15/57 (a)	130,000	93,918
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Municipal Electric Authority of Georgia
RB (Build America Bonds) Series 2010
6.66%, 04/01/57	244,000	265,530
RB (Build America Bonds) Series A
6.64%, 04/01/57	241,000	260,613
RB Series B
7.06%, 04/01/57	110,000	123,369
New Jersey Economic Development Authority
Series A
7.43%, 02/15/29	382,000	400,878
New Jersey Transportation Trust Fund Authority
RB (Build America Bonds) Series B
6.56%, 12/15/40	150,000	165,136
New Jersey Turnpike Authority
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	500,000	591,230
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	650,000	752,507
New York City Municipal Water Finance Authority
RB (Build America Bonds) Series GG
5.72%, 06/15/42	100,000	100,712
Water System RB (Build America Bonds)
6.01%, 06/15/42	250,000	258,226
Water System RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	250,000	254,165
Water System RB (Build America Bonds) Series AA-2-2009
5.75%, 06/15/41	300,000	303,802
New York State Dormitory Authority
5.23%, 07/01/35	150,000	154,410
5.83%, 07/01/55	100,000	104,595
RB (Build America Bonds) Series 2010
5.60%, 03/15/40	9,087	9,192
RB Series 2009F
5.63%, 03/15/39	185,000	189,419
North Texas Tollway Authority
RB (Build America Bonds) Series 2009B
6.72%, 01/01/49	350,000	383,163
Ohio State University
4.80%, 06/01/11	25,000	20,788
Ohio Turnpike & Infrastructure Commission
RB Series A
3.22%, 02/15/48 (a)	100,000	74,254
Oklahoma Development Finance Authority
4.62%, 06/01/44	150,000	144,691
4.85%, 02/01/45	155,000	153,332
5.09%, 02/01/52	100,000	95,924
RB Series 2022
4.38%, 11/01/45 (a)	45,000	42,843
RB Series 2022
4.71%, 05/01/52 (a)	150,000	138,354
Oregon School Boards Association
5.68%, 06/30/28	112,131	113,674
Oregon State University
RB Series 2020
3.42%, 03/01/60 (a)	270,000	186,823
Pennsylvania State University
2.79%, 09/01/43	240,000	185,368
Permanent University Fund - Texas A&M University System
3.66%, 07/01/47 (a)	150,000	122,562

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Port Authority of New York & New Jersey
5.65%, 11/01/40	200,000	209,987
Consolidated Bonds 164th Series
5.65%, 11/01/40	240,000	251,225
Consolidated Bonds 168th Series
4.93%, 10/01/51	500,000	459,103
Consolidated Bonds 174th Series
4.46%, 10/01/62	925,000	774,749
Consolidated Bonds 181st Series
4.96%, 08/01/46	200,000	188,429
RB Series 182
5.31%, 08/01/46 (a)	380,000	363,367
Port of Morrow
RB Series 2020 1
2.54%, 09/01/40	100,000	77,078
Regents of the University of California Medical Center Pooled Revenue
4.13%, 05/15/32 (a)	75,000	73,936
RB (Build America Bonds) Series F
6.58%, 05/15/49	310,000	328,801
RB (Build America Bonds) Series H
6.55%, 05/15/48	100,000	106,179
RB Series 2022 Q
4.56%, 05/15/53	200,000	168,982
RB Series N
3.71%, 05/15/20 (a)	30,000	18,814
Series N
3.01%, 05/15/50 (a)	235,000	153,062
Regional Transportation District Sales Tax Revenue
Series B
5.84%, 11/01/50	200,000	202,450
Rutgers The State University of New Jersey
RB (Build America Bonds) Series H
5.67%, 05/01/40	30,000	30,662
Series P
3.92%, 05/01/19 (a)	150,000	99,355
Series R
3.27%, 05/01/43	100,000	81,404
Sales Tax Securitization Corp.
RB 2021 Series B
3.24%, 01/01/42	150,000	122,676
RB Series 2017B
3.59%, 01/01/43	300,000	258,426
RB Series B
3.82%, 01/01/48	250,000	194,049
Salt River Project Agricultural Improvement & Power District
RB (Build America Bonds) Series 2010
4.84%, 01/01/41	75,000	72,313
San Diego County Regional Transportation Commission
RB (Build America Bonds) Series 2010A
5.91%, 04/01/48	300,000	301,725
San Diego County Water Authority., Class B
RB (Build America Bonds) Series 2010B
6.14%, 05/01/49	345,000	350,540
San Francisco City & County Public Utilities Commission Wastewater Revenue
Cnty Ca P Sfoutl 10/27 Fixed 4.655
4.66%, 10/01/27 (a)	100,000	101,074
San Joaquin Hills Transportation Corridor Agency
RB Series B
3.49%, 01/15/50 (a)	240,000	182,244
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
San Jose Redevelopment Successor Agency
Series A
3.38%, 08/01/34 (a)	375,000	351,485
State Board of Administration Finance Corp.
RB Series 2024 A
5.53%, 07/01/34 (a)	300,000	314,253
Series A
1.71%, 07/01/27	350,000	340,294
Series A
2.15%, 07/01/30	350,000	321,014
State of California
4.88%, 09/01/30	350,000	361,332
1.75%, 11/01/30	100,000	90,255
5.75%, 10/01/31	150,000	161,070
4.50%, 04/01/33 (a)	10,000	9,894
4.60%, 04/01/38 (a)	105,000	106,298
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	900,000	1,035,725
GO (Build America Bonds) Series 2009
7.55%, 04/01/39	1,000,000	1,191,961
GO (Build America Bonds) Series 2009
7.30%, 10/01/39	800,000	924,271
GO (Build America Bonds) Series 2009
7.35%, 11/01/39	615,000	711,876
GO Bonds
5.10%, 09/01/35	55,000	56,377
GO Bonds
5.13%, 03/01/38 (a)	150,000	150,427
GO Bonds
7.60%, 11/01/40	600,000	721,522
GO Bonds Series 2010
7.63%, 03/01/40	100,000	119,557
GO Bonds Series 2021A
1.70%, 02/01/28	100,000	96,127
GO Bonds Series 2023
6.00%, 03/01/33	100,000	109,033
GO Bonds Series 2023
5.20%, 03/01/43 (a)	200,000	198,455
GO Bonds Series 2024
5.13%, 09/01/29	150,000	155,768
GO Bonds Series A
3.05%, 04/01/29	200,000	194,885
State of Connecticut
GO Bonds Series 2008A
5.85%, 03/15/32	400,000	426,071
State of Illinois
GO (Build America Bonds) Series 2010
6.63%, 02/01/35	103,846	108,934
GO (Build America Bonds) Series 2010
7.35%, 07/01/35	178,571	192,269
GO Bonds (Pension Funding) Series 2003
5.10%, 06/01/33	2,107,206	2,144,459
State of Mississippi
GO Bonds (Build America Bonds) Series F
5.25%, 11/01/34	75,000	76,702
State of Oregon
GO Bonds (Pension Funding) Series 2003
5.89%, 06/01/27	165,569	167,590
State of Texas
GO Mobility Fund Bonds (Build America Bonds) Series 2009A
5.52%, 04/01/39	468,655	481,818

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
State of Wisconsin
RB Series A
3.95%, 05/01/36 (a)	200,000	188,784
State Public School Building Authority
RB Series A
5.00%, 09/15/27	10,000	10,122
Texas
GO (Build America Bonds) Series 2010A
4.68%, 04/01/40	200,000	194,916
Texas Department of Transportation State Highway Fund
RB (Build America Bonds) Series B
5.18%, 04/01/30	255,000	259,690
Texas Natural Gas Securitization Finance Corp.
RB 2023
5.10%, 04/01/35 (a)	251,192	257,838
RB Series 2023
5.17%, 04/01/41 (a)	750,000	762,576
Texas Private Activity Bond Surface Transportation Corp.
RB Series B
3.92%, 12/31/49	430,000	343,518
United Nations Development Corp.
6.54%, 08/01/55 (a)	100,000	105,655
University of California
RB Series 2015AQ
4.77%, 05/15/15	300,000	242,190
RB Series 2019 BD
3.35%, 07/01/29	200,000	195,843
RB Series 2020 BG
1.32%, 05/15/27 (a)	100,000	97,183
RB Series AD
4.86%, 05/15/12	400,000	329,017
RB Series BG
1.61%, 05/15/30 (a)	250,000	226,982
RB Series BJ
3.07%, 05/15/51 (a)	250,000	162,758
University of Michigan
2.56%, 04/01/50 (a)	300,000	185,854
4.45%, 04/01/22 (a)	355,000	273,548
RB Series C
3.60%, 04/01/47	130,000	107,766
Series B
2.44%, 04/01/40 (a)	430,000	323,187
University of Minnesota
RB Series 2022
4.05%, 04/01/52	135,000	107,993
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2019A
3.56%, 09/15/19 (a)	250,000	154,468
University of Virginia
General Revenue Pledge and Refunding Bonds, Series 2020
2.26%, 09/01/50 (a)	400,000	232,046
Series B
2.58%, 11/01/51 (a)	325,000	196,802
Series C
4.18%, 09/01/17 (a)	150,000	109,129
		42,673,447
		70,452,121

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sovereign 1.1%
Canada 0.0%
Canada Government International Bonds
3.75%, 04/26/28	1,790,000	1,788,031
4.63%, 04/30/29	1,000,000	1,022,690
4.00%, 03/18/30	500,000	502,210
		3,312,931
Chile 0.1%
Chile Government International Bonds
3.24%, 02/06/28 (a)	835,000	819,143
4.85%, 01/22/29 (a)	200,000	202,506
2.45%, 01/31/31 (a)	375,000	342,671
4.35%, 04/13/31 (a)	200,000	196,286
2.55%, 01/27/32 (a)	600,000	531,288
2.55%, 07/27/33 (a)	870,000	742,945
3.50%, 01/31/34 (a)	620,000	559,885
4.95%, 01/05/36 (a)	650,843	643,755
5.65%, 01/13/37 (a)	500,000	519,280
3.10%, 05/07/41 (a)	1,000,000	756,870
3.63%, 10/30/42	370,000	295,719
3.86%, 06/21/47	375,000	293,246
3.50%, 01/25/50 (a)	750,000	537,757
4.00%, 01/31/52 (a)	300,000	233,070
5.33%, 01/05/54 (a)(c)	460,000	434,185
3.10%, 01/22/61 (a)	620,000	383,148
3.25%, 09/21/71 (a)	450,000	277,970
		7,769,724
Hungary 0.0%
Hungary Government International Bonds
7.63%, 03/29/41	500,000	566,450
Indonesia 0.1%
Indonesia Government International Bonds
3.50%, 01/11/28	430,000	423,541
4.55%, 01/11/28 (a)	300,000	300,660
4.10%, 04/24/28	300,000	297,963
4.75%, 02/11/29	400,000	402,004
4.40%, 03/10/29 (a)	300,000	297,996
3.40%, 09/18/29	375,000	360,484
5.25%, 01/15/30 (a)	200,000	202,866
2.85%, 02/14/30	405,000	376,411
3.85%, 10/15/30	695,000	666,825
4.35%, 02/21/31 (a)	400,000	390,500
1.85%, 03/12/31	475,000	412,153
2.15%, 07/28/31 (a)	270,000	235,345
3.55%, 03/31/32 (a)	440,000	407,405
4.65%, 09/20/32 (a)	325,000	318,454
4.85%, 01/11/33 (a)	420,000	412,730
4.70%, 02/10/34 (a)	240,000	232,051
4.75%, 09/10/34 (a)	300,000	289,041
5.60%, 01/15/35 (a)	350,000	355,834
4.95%, 02/21/36 (a)	350,000	337,351
4.90%, 04/16/36 (a)	405,000	386,791
4.35%, 01/11/48	700,000	566,839
5.35%, 02/11/49	300,000	283,659
3.70%, 10/30/49	550,000	394,240
3.50%, 02/14/50	350,000	241,920
4.20%, 10/15/50	600,000	464,928
3.05%, 03/12/51	605,000	379,371
4.30%, 03/31/52 (a)	200,000	157,130
5.65%, 01/11/53 (a)	245,000	235,754
5.10%, 02/10/54 (a)	285,000	258,629
5.15%, 09/10/54 (a)	200,000	180,466

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.20%, 09/23/61 (a)	220,000	132,297
4.45%, 04/15/70	275,000	210,546
3.35%, 03/12/71	365,000	220,201
		10,832,385
Israel 0.1%
Israel Government International Bonds
3.25%, 01/17/28	350,000	341,079
5.38%, 03/12/29	710,000	720,274
5.38%, 02/19/30	870,000	883,563
2.75%, 07/03/30	615,000	563,568
4.50%, 01/13/31	800,000	784,144
4.50%, 01/17/33	405,000	389,326
5.50%, 03/12/34	975,000	988,045
5.63%, 02/19/35	675,000	686,178
5.00%, 01/13/36	490,000	472,384
4.50%, 01/30/43	625,000	529,025
4.13%, 01/17/48	240,000	180,833
3.88%, 07/03/50	620,000	435,668
5.75%, 03/12/54	1,030,000	957,529
5.88%, 01/13/56	550,000	518,749
4.50%, 04/03/20	430,000	306,199
State of Israel
2.50%, 01/15/30	320,000	293,734
3.38%, 01/15/50	735,000	474,825
		9,525,123
Italy 0.0%
Republic of Italy Government International Bonds
2.88%, 10/17/29	700,000	670,355
5.38%, 06/15/33	504,000	528,031
4.00%, 10/17/49	750,000	573,622
3.88%, 05/06/51	765,000	561,281
		2,333,289
Mexico 0.3%
Mexico Government International Bonds
3.75%, 01/11/28	660,000	651,499
5.40%, 02/09/28 (a)	500,000	507,265
4.50%, 04/22/29	980,000	974,639
3.25%, 04/16/30 (a)	815,000	762,310
6.00%, 05/13/30 (a)	500,000	516,590
4.75%, 03/22/31 (a)	250,000	244,248
2.66%, 05/24/31 (a)	1,100,000	972,499
8.30%, 08/15/31	565,000	657,180
4.75%, 04/27/32 (a)	760,000	731,386
5.85%, 07/02/32 (a)	1,000,000	1,011,860
5.38%, 03/22/33 (a)	1,185,000	1,157,472
7.50%, 04/08/33	455,000	514,455
4.88%, 05/19/33 (a)	550,000	521,433
5.63%, 02/09/34 (a)	1,000,000	980,740
3.50%, 02/12/34 (a)	905,000	768,707
6.75%, 09/27/34	750,000	796,973
6.35%, 02/09/35 (a)	1,025,000	1,048,452
5.63%, 09/22/35 (a)	550,000	531,960
6.00%, 05/07/36 (a)	910,000	904,658
6.88%, 05/13/37 (a)	1,200,000	1,256,064
6.63%, 01/29/38 (a)	810,000	825,665
6.13%, 02/09/38 (a)	1,200,000	1,171,764
6.05%, 01/11/40	850,000	826,226
4.28%, 08/14/41 (a)	955,000	747,822
4.75%, 03/08/44	1,225,000	982,474
5.55%, 01/21/45	850,000	763,088
4.60%, 01/23/46	925,000	708,615
4.35%, 01/15/47	525,000	383,964
4.60%, 02/10/48	600,000	450,720
4.50%, 01/31/50 (a)	725,000	532,491
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 04/27/51 (a)	940,000	733,999
4.40%, 02/12/52 (a)	700,000	495,817
6.34%, 05/04/53 (a)	620,000	576,674
6.40%, 05/07/54 (a)	925,000	864,043
7.38%, 05/13/55 (a)	800,000	840,544
6.75%, 02/09/56 (a)	600,000	581,550
3.77%, 05/24/61 (a)	1,175,000	701,087
5.75%, 10/12/10	830,000	673,686
		28,370,619
Panama 0.1%
Panama Government International Bonds
8.88%, 09/30/27	325,000	345,293
3.88%, 03/17/28 (a)	645,000	634,873
9.38%, 04/01/29	275,000	309,617
3.16%, 01/23/30 (a)	530,000	496,361
7.50%, 03/01/31 (a)	200,000	219,776
2.25%, 09/29/32 (a)	850,000	699,235
3.30%, 01/19/33 (a)	300,000	261,072
6.40%, 02/14/35 (a)	600,000	624,114
6.70%, 01/26/36	670,000	706,910
6.88%, 01/31/36 (a)	310,000	329,825
8.00%, 03/01/38 (a)	200,000	229,468
4.50%, 05/15/47 (a)	500,000	394,110
4.50%, 04/16/50 (a)	800,000	608,184
4.30%, 04/29/53	700,000	510,370
6.85%, 03/28/54 (a)	450,000	464,270
4.50%, 04/01/56 (a)	800,000	591,608
7.88%, 03/01/57 (a)	200,000	232,210
3.87%, 07/23/60 (a)	1,045,000	681,413
4.50%, 01/19/63 (a)	475,000	347,990
		8,686,699
Peru 0.1%
Peru Government International Bonds
4.13%, 08/25/27	275,000	275,072
2.84%, 06/20/30	200,000	186,150
2.78%, 01/23/31 (a)	920,000	840,659
1.86%, 12/01/32 (a)	375,000	308,779
8.75%, 11/21/33	725,000	878,120
3.00%, 01/15/34 (a)	755,000	645,585
5.38%, 02/08/35 (a)	400,000	399,296
5.50%, 03/30/36 (a)	548,000	547,353
6.55%, 03/14/37	400,000	432,736
3.30%, 03/11/41 (a)	375,000	283,185
5.63%, 11/18/50	800,000	762,208
3.55%, 03/10/51 (a)	575,000	390,287
5.88%, 08/08/54 (a)	525,000	505,370
6.20%, 06/30/55 (a)	420,000	422,335
2.78%, 12/01/60 (a)	630,000	333,472
3.60%, 01/15/72 (a)	345,000	212,679
3.23%, 07/28/21 (a)	300,000	160,605
		7,583,891
Philippines 0.1%
Philippines Government International Bonds
3.00%, 02/01/28	650,000	633,672
4.63%, 07/17/28	285,000	286,089
3.75%, 01/14/29	525,000	515,492
9.50%, 02/02/30	625,000	733,500
2.46%, 05/05/30	350,000	321,688
7.75%, 01/14/31	550,000	617,919
1.65%, 06/10/31	535,000	458,779
1.95%, 01/06/32	200,000	171,128
6.38%, 01/15/32	350,000	376,040
3.56%, 09/29/32	300,000	277,458
5.61%, 04/13/33	260,000	268,284

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 07/17/33	425,000	422,454
5.25%, 05/14/34	265,000	265,416
6.38%, 10/23/34	450,000	484,762
5.50%, 02/04/35	400,000	405,508
4.75%, 03/05/35	465,000	447,456
5.00%, 01/27/36	500,000	485,950
5.00%, 01/13/37	530,000	512,876
3.95%, 01/20/40	555,000	467,188
3.70%, 03/01/41	620,000	497,897
3.70%, 02/02/42	650,000	518,147
2.95%, 05/05/45	520,000	348,915
2.65%, 12/10/45	590,000	371,505
3.20%, 07/06/46	715,000	490,497
4.20%, 03/29/47	100,000	79,941
5.95%, 10/13/47	275,000	278,473
5.50%, 01/17/48	470,000	451,562
5.60%, 05/14/49	360,000	347,843
5.18%, 09/05/49	275,000	250,740
5.90%, 02/04/50	300,000	300,918
5.75%, 01/27/51	300,000	295,710
		12,383,807
Poland 0.1%
Republic of Poland Government International Bonds
5.50%, 11/16/27 (a)	790,000	805,808
4.63%, 03/18/29 (a)	500,000	506,235
4.88%, 02/12/30	500,000	510,540
5.75%, 11/16/32 (a)	600,000	631,170
4.88%, 10/04/33 (a)	975,000	974,552
5.13%, 09/18/34 (a)	840,000	844,654
5.38%, 02/12/35 (a)	900,000	915,354
5.50%, 04/04/53 (a)	805,000	741,300
5.50%, 03/18/54 (a)	1,080,000	996,127
		6,925,740
Republic of Korea 0.0%
Korea International Bonds
3.50%, 09/20/28	235,000	232,185
3.63%, 02/12/29	400,000	396,536
2.50%, 06/19/29	475,000	453,245
1.00%, 09/16/30	470,000	412,120
3.63%, 10/29/30	300,000	294,723
3.88%, 02/12/31	650,000	643,623
4.13%, 06/10/44	300,000	270,645
3.88%, 09/20/48	200,000	168,822
		2,871,899
Uruguay 0.1%
Oriental Republic of Uruguay
5.25%, 09/10/60 (a)	400,000	363,368
Uruguay Government International Bonds
4.38%, 10/27/27	473,333	475,321
4.38%, 01/23/31 (a)	795,000	795,167
5.75%, 10/28/34 (a)	470,000	491,742
7.63%, 03/21/36	425,000	500,374
5.44%, 02/14/37 (a)	640,000	654,323
4.13%, 11/20/45	390,000	331,672
5.10%, 06/18/50	1,250,000	1,145,925
4.98%, 04/20/55	850,000	751,647
		5,509,539
		106,672,096

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Supranational* 1.2%
African Development Bank
4.38%, 11/03/27	700,000	705,656
4.38%, 03/14/28	675,000	681,709
3.88%, 06/12/28	805,000	805,539
3.50%, 09/18/29	605,000	597,208
4.00%, 03/18/30	175,000	175,459
3.63%, 03/03/31	650,000	639,620
5.75%, 05/07/34 (a)(b)(j)	200,000	195,280
5.88%, 05/07/35 (a)(b)(j)	225,000	219,812
4.50%, 06/12/35	410,000	414,908
4.13%, 01/22/36	310,000	303,878
Asian Development Bank
3.13%, 08/20/27	700,000	693,420
2.50%, 11/02/27	988,000	968,191
4.38%, 01/14/28	1,630,000	1,645,615
2.75%, 01/19/28	690,000	677,332
3.75%, 04/25/28	1,000,000	998,700
1.25%, 06/09/28	300,000	283,974
5.82%, 06/16/28	675,000	701,041
4.50%, 08/25/28	1,240,000	1,259,146
3.13%, 09/26/28	105,000	103,286
4.88%, 09/26/28 (a)	360,000	361,523
4.38%, 03/06/29	1,455,000	1,476,359
1.88%, 03/15/29	550,000	520,020
4.95%, 04/12/29 (a)	160,000	160,053
3.63%, 08/28/29	510,000	506,068
1.75%, 09/19/29	1,125,000	1,048,309
1.88%, 01/24/30	1,000,000	929,280
4.75%, 02/12/30 (a)	280,000	281,621
4.13%, 05/30/30	915,000	922,457
3.75%, 08/28/30	880,000	873,418
0.75%, 10/08/30	835,000	725,598
1.50%, 03/04/31	535,000	476,460
3.13%, 04/27/32	210,000	199,208
3.88%, 09/28/32	600,000	591,492
4.00%, 01/12/33	400,000	396,504
3.88%, 06/14/33	425,000	417,002
4.13%, 01/12/34	650,000	645,599
4.38%, 03/22/35	505,000	508,272
4.25%, 01/14/36	1,300,000	1,291,654
Asian Infrastructure Investment Bank
3.75%, 09/14/27	675,000	674,217
4.00%, 01/18/28	645,000	646,916
3.63%, 09/15/28	640,000	637,056
4.13%, 01/18/29	765,000	770,768
4.50%, 01/16/30	610,000	622,786
4.25%, 03/13/34	350,000	350,214
4.50%, 05/21/35	455,000	461,757
4.13%, 01/14/36	385,000	378,971
Corp. Andina de Fomento
6.00%, 04/26/27	645,000	658,306
5.00%, 01/24/29	860,000	880,313
5.00%, 01/22/30	500,000	513,630
4.63%, 01/15/36	870,000	860,778
Council of Europe Development Bank
4.63%, 06/11/27	350,000	353,073
3.63%, 01/26/28	500,000	498,040
4.13%, 01/24/29	620,000	624,470
4.50%, 01/15/30	450,000	458,991
3.75%, 01/14/31	310,000	307,043
European Bank for Reconstruction & Development
4.38%, 03/09/28	1,050,000	1,060,626
4.13%, 01/25/29	985,000	992,023
4.25%, 03/13/34	605,000	604,927

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
European Investment Bank
2.38%, 05/24/27	667,000	656,081
0.63%, 10/21/27	330,000	314,289
3.25%, 11/15/27	1,470,000	1,456,917
3.88%, 03/15/28	1,380,000	1,381,546
3.88%, 06/15/28	1,050,000	1,051,396
4.50%, 10/16/28	1,075,000	1,092,533
4.00%, 02/15/29	1,500,000	1,506,645
1.75%, 03/15/29	1,075,000	1,012,843
4.75%, 06/15/29	1,590,000	1,632,787
1.63%, 10/09/29	365,000	338,286
3.75%, 11/15/29	1,000,000	995,780
4.50%, 03/14/30	1,765,000	1,804,077
0.88%, 05/17/30	355,000	314,445
3.63%, 07/15/30	1,200,000	1,185,996
0.75%, 09/23/30	555,000	483,216
3.88%, 10/15/30	1,180,000	1,176,920
1.25%, 02/14/31	1,240,000	1,092,390
3.75%, 03/13/31	2,600,000	2,575,456
1.63%, 05/13/31	570,000	508,440
4.38%, 10/10/31	1,250,000	1,271,912
4.25%, 08/16/32	1,805,000	1,819,368
3.75%, 02/14/33	2,055,000	2,006,749
4.13%, 02/13/34	1,120,000	1,112,866
4.63%, 02/12/35	900,000	922,635
4.25%, 02/08/36	1,000,000	993,130
4.88%, 02/15/36	390,000	406,415
Inter-American Development Bank
2.38%, 07/07/27	1,305,000	1,281,523
0.63%, 09/16/27	775,000	739,985
4.00%, 01/12/28	350,000	351,054
1.13%, 07/20/28	1,035,000	973,842
3.13%, 09/18/28	1,040,000	1,022,965
4.13%, 02/15/29	825,000	831,163
2.25%, 06/18/29	1,075,000	1,022,776
3.50%, 09/14/29	750,000	740,775
4.50%, 02/15/30	1,370,000	1,399,551
3.75%, 06/14/30	500,000	496,840
1.13%, 01/13/31	730,000	640,524
3.63%, 09/17/31	485,000	475,436
3.50%, 04/12/33	985,000	944,763
4.50%, 09/13/33	765,000	779,367
4.38%, 07/17/34	770,000	775,991
4.38%, 07/16/35	1,325,000	1,329,624
4.13%, 01/23/36	930,000	912,116
3.88%, 10/28/41	290,000	257,593
3.20%, 08/07/42	125,000	101,011
4.38%, 01/24/44	250,000	232,755
5.13%, 09/11/54 (a)	50,000	47,532
Inter-American Investment Corp.
4.13%, 02/15/28	350,000	351,337
4.75%, 09/19/28	150,000	152,951
3.63%, 11/20/28	495,000	491,619
4.25%, 02/14/29	335,000	337,935
4.25%, 04/01/30	350,000	353,007
International Bank for Reconstruction & Development
3.13%, 06/15/27	1,075,000	1,065,862
2.50%, 11/22/27	940,000	920,316
0.75%, 11/24/27	2,050,000	1,950,472
1.38%, 04/20/28	1,685,000	1,604,609
3.63%, 05/05/28	1,010,000	1,006,091
3.50%, 07/12/28	1,680,000	1,668,038
4.63%, 08/01/28	1,010,000	1,027,917
1.13%, 09/13/28	1,125,000	1,054,519
5.17%, 04/24/29 (a)	360,000	360,508
3.63%, 09/21/29	815,000	808,504
3.88%, 10/16/29	1,850,000	1,849,907
1.75%, 10/23/29	1,165,000	1,083,170
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.88%, 02/14/30	1,445,000	1,444,205
4.13%, 03/20/30	1,550,000	1,562,524
0.88%, 05/14/30	1,470,000	1,301,773
4.00%, 07/25/30	815,000	817,078
0.75%, 08/26/30	1,240,000	1,081,478
3.50%, 10/28/30	1,700,000	1,668,805
4.00%, 01/10/31	1,550,000	1,552,914
1.25%, 02/10/31	1,470,000	1,295,511
4.50%, 04/10/31	950,000	972,762
1.63%, 11/03/31	1,590,000	1,400,074
4.63%, 01/15/32	2,010,000	2,069,516
2.50%, 03/29/32	1,000,000	917,730
4.00%, 05/06/32	1,620,000	1,614,379
4.75%, 11/14/33	1,005,000	1,040,185
5.10%, 04/05/34 (a)(c)	410,000	412,226
3.88%, 08/28/34	1,185,000	1,153,029
4.50%, 08/28/34 (a)	50,000	49,296
4.70%, 11/08/34 (a)	260,000	260,034
4.75%, 02/15/35	120,000	123,875
4.38%, 08/27/35	1,580,000	1,586,652
International Finance Corp.
4.50%, 01/21/28	500,000	505,800
4.50%, 07/13/28	600,000	608,832
3.50%, 01/22/29	620,000	614,488
4.25%, 07/02/29	680,000	687,840
3.88%, 07/02/30	620,000	618,562
0.75%, 08/27/30	315,000	274,576
Nordic Investment Bank
3.38%, 09/08/27	205,000	203,604
4.38%, 03/14/28	700,000	706,993
3.75%, 08/28/28	300,000	299,463
4.25%, 02/28/29	500,000	505,360
3.75%, 05/09/30	400,000	396,872
3.75%, 01/23/31	310,000	307,049
		125,366,127
Total Government Related (Cost $430,266,922)		409,584,452

SECURITIZED 25.6% OF NET ASSETS

Asset-Backed Securities 0.0%
Credit Card 0.0%
Capital One Multi-Asset Execution Trust
Series 2019-A3, Class A3
2.06%, 08/15/28 (a)	2,000,000	1,986,241
Electric 0.0%
Duke Energy Carolinas SC Storm Funding LLC
4.90%, 03/01/46	170,000	168,594
PG&E Wildfire Recovery Funding LLC
3.59%, 06/01/32	86,919	85,497
4.26%, 06/01/38	175,000	168,881
4.45%, 12/01/49	400,000	349,796
4.67%, 12/01/53	300,000	261,183
		1,033,951
Utilities 0.0%
Duke Energy Florida Project Finance LLC
2.54%, 09/01/31	187,036	180,087
2.86%, 03/01/35	45,000	41,459
Duke Energy Progress NC Storm Funding LLC
2.39%, 07/01/39	205,000	174,960
PG&E Energy Recovery Funding LLC
2.82%, 07/15/48	100,000	74,169

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
PG&E Wildfire Recovery Funding LLC
4.38%, 06/03/41	115,000	107,619
5.10%, 06/01/54	315,000	289,384
		867,678
		3,887,870

Commercial Mortgage-Backed Security 1.8%
Bank
Series 2017-BNK7, Class A5
3.44%, 09/15/60 (a)	1,000,000	985,084
Series 2017-BNK8, Class A4
3.49%, 11/15/50 (a)	600,000	586,704
Series 2017-BNK9, Class A4
3.54%, 11/15/54 (a)	990,433	976,791
Series 2019-BN19, Class A3
3.18%, 08/15/61 (a)	800,000	758,455
Series 2020-BN26, Class A4
2.40%, 03/15/63 (a)	3,755,000	3,441,116
Series 2024-BNK47, Class A5
5.72%, 06/15/57 (a)	1,750,000	1,833,659
Series 2025-BNK50, Class A5
5.65%, 05/15/68 (a)(k)	1,600,000	1,674,343
Series 2025-BNK51, Class A5
5.29%, 12/25/67 (a)	1,000,000	1,017,010
BBCMS Mortgage Trust
Series 2018-C2, Class A4
4.05%, 12/15/51 (a)	1,150,000	1,140,842
Series 2022-C15, Class A5
3.66%, 04/15/55 (a)	3,145,000	2,937,937
Series 2022-C18, Class A4
5.44%, 12/15/55 (a)(k)	1,620,000	1,659,082
Series 2022-C18, Class A5
5.71%, 12/15/55 (a)(k)	2,657,000	2,756,631
Series 2023-C20, Class A5
5.58%, 07/15/56 (a)	3,642,858	3,785,197
Series 2023-C21, Class A5
6.00%, 09/15/56 (a)	5,200,000	5,517,308
Series 2024-C26, Class A5
5.83%, 05/15/57 (a)	4,500,000	4,752,106
Series 2024-C28, Class A4
5.12%, 09/15/57 (a)	2,500,000	2,511,509
Series 2025-C32, Class A4
5.43%, 02/15/62 (a)	1,035,000	1,060,573
Series 2025-C32, Class A5
5.72%, 02/15/62 (a)	1,000,000	1,047,769
Benchmark Mortgage Trust
Series 2019-B12, Class A5
3.12%, 08/15/52 (a)	1,875,000	1,790,307
Series 2019-B13, Class A4
2.95%, 08/15/57 (a)	2,600,000	2,454,443
Series 2019-B9, Class A5
4.02%, 03/15/52 (a)	2,600,000	2,547,227
Series 2020-B16, Class A5
2.73%, 02/15/53 (a)	1,073,000	999,567
Series 2020-B18, Class A5
1.93%, 07/15/53 (a)	1,845,000	1,638,056
Series 2025-V14, Class A3
5.18%, 04/15/57 (a)	2,500,000	2,538,420
BMO Mortgage Trust
Series 2023-C5, Class A4
5.49%, 06/15/56 (a)	1,600,000	1,646,740
Series 2024-C9, Class A5
5.76%, 07/15/57 (a)	8,700,000	9,113,477
Series 2025-5C9, Class A3
5.78%, 04/15/58 (a)(k)	1,100,000	1,139,539
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CD Mortgage Trust
Series 2017-CD3, Class A4
3.63%, 02/10/50 (a)	1,715,000	1,683,757
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class A3
3.84%, 12/10/54 (a)	3,625,000	3,597,979
Citigroup Commercial Mortgage Trust
Series 2017-C4, Class A4
3.47%, 10/12/50 (a)	5,600,000	5,537,325
Series 2017-P7, Class A4
3.71%, 04/14/50 (a)	500,000	495,899
Series 2019-C7, Class A4
3.10%, 12/15/72 (a)	1,235,000	1,170,775
CSAIL Commercial Mortgage Trust
Series 2019-C17, Class A5
3.02%, 09/15/52 (a)	2,238,000	2,117,145
CSMC Trust
Series 2016-NXSR, Class A4
3.79%, 12/15/49 (a)(k)	89,967	89,641
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.66%, 12/25/30 (a)	3,300,000	2,948,243
4.60%, 09/25/35 (a)	1,200,000	1,202,136
Series K058, Class A2
2.65%, 08/25/26 (a)	750,000	745,657
Series K061, Class A2
3.35%, 11/25/26 (a)(k)	490,607	488,049
Series K062, Class A2
3.41%, 12/25/26 (a)	254,718	253,348
Series K064, Class A2
3.22%, 03/25/27 (a)	107,000	106,238
Series K070, Class A2
3.30%, 11/25/27 (a)(k)	308,000	304,466
Series K071, Class A2
3.29%, 11/25/27 (a)	4,768,000	4,709,265
Series K072, Class A2
3.44%, 12/25/27 (a)	1,500,000	1,484,490
Series K074, Class A2
3.60%, 01/25/28 (a)	8,119,967	8,048,375
Series K078, Class A2
3.85%, 06/25/28 (a)	1,183,000	1,176,352
Series K083, Class A2
4.05%, 09/25/28 (a)(k)	2,100,000	2,096,126
Series K084, Class A2
3.78%, 10/25/28 (a)(k)	2,000,000	1,983,901
Series K085, Class A2
4.06%, 10/25/28 (a)(k)	900,000	898,545
Series K087, Class A2
3.77%, 12/25/28 (a)	2,478,325	2,457,234
Series K088, Class A2
3.69%, 01/25/29 (a)	2,600,000	2,571,701
Series K089, Class A2
3.56%, 01/25/29 (a)	2,990,000	2,947,409
Series K091, Class A2
3.51%, 03/25/29 (a)	800,000	787,056
Series K098, Class A2
2.43%, 08/25/29 (a)	500,000	474,413
Series K100, Class A2
2.67%, 09/25/29 (a)	800,000	763,491
Series K103, Class A2
2.65%, 11/25/29 (a)	2,200,000	2,094,233
Series K112, Class A2
1.31%, 05/25/30 (a)	2,000,000	1,789,666
Series K126, Class A2
2.07%, 01/25/31 (a)	1,500,000	1,365,443
Series K130, Class A2
1.72%, 06/25/31 (a)	3,500,000	3,104,289

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series K131, Class A2
1.85%, 07/25/31 (a)	1,000,000	890,833
Series K132, Class A2
2.02%, 08/25/31 (a)	1,000,000	893,247
Series K144, Class A2
2.45%, 04/25/32 (a)	2,060,000	1,858,203
Series K149, Class A2
3.53%, 08/25/32 (a)	3,185,000	3,039,063
Series K150, Class A2
3.71%, 09/25/32 (a)	1,600,000	1,540,477
Series K-1511, Class A2
3.47%, 03/25/31 (a)	500,000	483,600
Series K-1512, Class A2
2.99%, 05/25/31 (a)	1,425,000	1,347,736
Series K153, Class A2
3.82%, 12/25/32 (a)(k)	4,200,000	4,062,168
Series K154, Class A2
3.42%, 04/25/32 (a)	1,760,000	1,721,607
Series K155, Class A3
3.75%, 04/25/33 (a)	835,000	801,517
Series K157, Class A2
3.99%, 05/25/33 (a)	1,700,000	1,685,218
Series K157, Class A2
4.20%, 05/25/33 (a)	400,000	394,546
Series K163, Class A2
5.00%, 03/25/34 (a)(k)	1,500,000	1,549,431
Series K742, Class A2
1.76%, 03/25/28 (a)	700,000	671,312
Series K755, Class A2
5.20%, 02/25/31 (a)	1,000,000	1,039,973
Federal National Mortgage Association-ACES
Series 2016-M6, Class A2
2.49%, 05/25/26 (a)	1,069,963	1,066,228
GS Mortgage Securities Trust
Series 2016-GS4, Class A4
3.44%, 11/10/49 (a)	365,000	363,477
Series 2020-GC45, Class A5
2.91%, 02/13/53 (a)	3,500,000	3,300,085
Morgan Stanley Capital I Trust
Series 2017-H1, Class A4
3.26%, 06/15/50 (a)	250,000	247,312
Series 2017-HR2, Class A4
3.59%, 12/15/50 (a)	1,300,000	1,279,975
Series 2020-HR8, Class A4
2.04%, 07/15/53 (a)	3,000,000	2,708,082
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4
3.54%, 11/15/50 (a)	1,747,000	1,719,452
Series 2017-C3, Class A4
3.43%, 08/15/50 (a)	1,550,000	1,525,982
Series 2017-C6, Class A5
3.58%, 12/15/50 (a)	1,305,000	1,282,843
Series 2019-C18, Class A4
3.04%, 12/15/52 (a)	500,000	471,134
Wells Fargo Commercial Mortgage Trust
Series 2016-NXS6, Class A4
2.92%, 11/15/49 (a)	150,000	149,204
Series 2017-C40, Class A4
3.58%, 10/15/50 (a)	1,551,000	1,531,119
Series 2017-C41, Class A4
3.47%, 11/15/50 (a)	2,000,000	1,970,445
Series 2017-C42, Class A4
3.59%, 12/15/50 (a)	2,400,000	2,364,819
Series 2018-C44, Class A5
4.21%, 05/15/51 (a)	1,500,000	1,487,865
Series 2018-C47, Class A3
4.18%, 09/15/61 (a)	1,212,067	1,202,203
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Series 2019-C50, Class A5
3.73%, 05/15/52 (a)	1,000,000	972,609
Series 2019-C53, Class A4
3.04%, 10/15/52 (a)	4,000,000	3,799,681
Series 2019-C54, Class A4
3.15%, 12/15/52 (a)	800,000	760,337
Series 2020-C55, Class A5
2.73%, 02/15/53 (a)	750,000	700,949
Series 2020-C56, Class A5
2.45%, 06/15/53 (a)	410,000	378,365
Series 2020-C58, Class A4
2.09%, 07/15/53 (a)	3,000,000	2,679,922
Series 2022-C62, Class A4
4.00%, 04/15/55 (a)(k)	1,800,000	1,716,097
Series 2025-C64, Class A5
5.65%, 02/15/58 (a)	1,400,000	1,459,647
Series 2025-C65, Class A4
5.00%, 10/15/58 (a)	1,369,000	1,356,994
		180,276,296

Mortgage-Backed Securities Pass-Through 23.8%
Federal Home Loan Mortgage Corp.
1.00%, 09/01/36 to 10/01/36 (a)	514,382	449,039
1.50%, 08/01/35 to 04/01/52 (a)	56,689,906	46,795,415
2.00%, 01/01/28 to 04/01/52 (a)	237,089,741	196,573,553
2.50%, 04/01/27 to 05/01/52 (a)	147,301,901	126,566,234
3.00%, 08/01/26 to 06/01/53 (a)	76,601,069	69,314,585
3.50%, 10/01/28 to 02/01/53 (a)	44,298,118	41,492,102
4.00%, 04/01/26 to 10/01/52 (a)	24,624,906	23,726,672
4.50%, 05/01/34 to 03/01/56 (a)	21,088,964	20,772,285
5.00%, 11/01/33 to 03/01/56 (a)	55,001,072	54,735,574
5.50%, 09/01/32 to 03/01/56 (a)	78,374,362	79,244,287
6.00%, 07/01/33 to 10/01/55 (a)	66,450,171	68,299,143
6.50%, 12/01/33 to 10/01/55 (a)	29,149,244	30,375,289
7.00%, 12/01/53 to 12/01/55 (a)	3,730,583	3,938,796
Federal National Mortgage Association
1.00%, 03/01/36 to 07/01/36 (a)	992,358	870,934
1.50%, 09/01/35 to 10/01/51 (a)	46,815,854	39,536,555
2.00%, 05/01/28 to 05/01/52 (a)	259,607,981	216,415,926
2.50%, 07/01/27 to 05/01/52 (a)	181,587,119	156,702,043
3.00%, 09/01/26 to 06/01/52 (a)	98,058,473	89,020,255
3.50%, 09/01/26 to 11/01/55 (a)	66,080,661	62,019,138
4.00%, 06/01/27 to 08/01/55 (a)	50,178,631	48,300,219
4.50%, 03/01/30 to 03/01/56 (a)	28,708,170	28,230,168
5.00%, 09/01/33 to 03/01/56 (a)	68,752,606	68,327,454
5.50%, 07/01/29 to 03/01/56 (a)	93,969,834	95,092,372
6.00%, 04/01/35 to 08/01/55 (a)	79,474,422	81,459,671
6.50%, 08/01/34 to 09/01/55 (a)	28,054,496	29,250,477
7.00%, 12/01/53 to 09/01/55 (a)	7,636,170	8,037,974
7.50%, 11/01/53 to 08/01/54 (a)	849,303	899,020
Government National Mortgage Association
1.50%, 03/20/51 to 10/20/51 (a)	1,260,797	995,254
2.00%, 04/20/36 to 04/20/52 (a)	93,687,578	77,401,984
2.50%, 03/20/27 to 06/20/52 (a)	97,034,564	83,579,268
3.00%, 01/20/27 to 06/20/52 (a)	70,011,773	63,158,211
3.50%, 09/20/32 to 11/20/55 (a)	57,575,735	53,848,552
4.00%, 06/15/39 to 12/20/55 (a)	32,191,251	30,708,900
4.50%, 01/20/39 to 12/20/55 (a)	45,751,366	44,613,638
5.00%, 03/20/33 to 02/20/56 (a)	71,158,570	70,795,824
5.50%, 10/20/33 to 02/20/56 (a)	72,782,874	73,589,799
6.00%, 10/15/36 to 01/20/56 (a)	40,204,542	41,023,823
6.50%, 10/20/52 to 09/20/55 (a)	14,869,649	15,474,689
7.00%, 01/20/53 to 12/20/54 (a)	1,963,103	2,040,411
7.50%, 12/20/53 (a)	124,169	128,202
Government National Mortgage Association, TBA
4.00%, 04/20/56 (a)(l)	7,000,000	6,552,969
4.50%, 04/20/56 (a)(l)	3,000,000	2,895,901

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Uniform Mortgage-Backed Security, TBA
3.00%, 04/13/56 (a)(l)	9,000,000	7,915,306
3.50%, 04/13/56 (a)(l)	12,000,000	11,000,598
4.00%, 04/13/56 (a)(l)	29,000,000	27,359,876
4.50%, 04/13/56 (a)(l)	36,500,000	35,210,546
5.00%, 04/13/56 (a)(l)	22,000,000	21,693,100
5.50%, 04/13/56 (a)(l)	6,000,000	6,028,440
		2,362,460,471
Total Securitized (Cost $2,727,810,287)		2,546,624,637

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 2.0% OF NET ASSETS

Money Market Funds 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (m)	192,467,011	192,467,011
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (m)(n)	7,144,963	7,144,963
		199,611,974
Total Short-Term Investments (Cost $199,611,974)		199,611,974
Total Investments in Securities (Cost $10,495,536,877)		10,063,339,969

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $21,750,057 or 0.2% of net assets.

(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	Guaranteed by the Republic of Germany.
(i)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(j)	Perpetual security. Maturity date represents the next call date.
(k)	Fixed rate is determined by a formula set forth in the security’s offering documents and is affected by the current WAC of the underlying loans.
(l)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(m)	The rate shown is the annualized 7-day yield.
(n)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $6,740,737.

DAC —	Designated Activity Company
GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust
TBA —	To-be-announced
WAC —	Weighted Average Coupon, which is the weighted average gross interest rate of the securitized asset pool and is determined by the different speeds at which the underlying mortgages are paid down.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2026:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/26	FACE AMOUNT AT 3/31/26	INTEREST INCOME EARNED
CORPORATES 0.1% OF NET ASSETS

Financial Institutions 0.1%
Brokerage/Asset Managers/Exchanges 0.1%
Charles Schwab Corp.
3.20%, 03/02/27	$163,769	$—	($163,576 )	($3,355 )	$3,871	($709 )	$—	$—	$1,320
2.45%, 03/03/27	403,928	—	(403,733)	(3,827)	2,990	642	—	—	2,511
3.30%, 04/01/27 (a),(b)	218,713	—	—	—	13	(677)	218,049	220,000	1,815
3.20%, 01/25/28 (a),(b)	187,447	—	—	—	(93)	(286)	187,068	190,000	1,520
2.00%, 03/20/28 (a),(b)	322,396	—	—	—	(754)	(62)	321,580	335,000	1,675
4.00%, 02/01/29 (a),(b)	150,575	—	—	—	(399)	(691)	149,485	150,000	1,500
5.64%, 05/19/29 (a),(b),(c)	337,460	—	—	—	(3,440)	(14)	334,006	325,000	4,585
3.25%, 05/22/29 (a),(b)	170,522	—	—	—	(87)	(186)	170,249	175,000	1,422
2.75%, 10/01/29 (a),(b)	128,723	9,533	—	—	(544)	(143)	137,569	145,000	985
6.20%, 11/17/29 (a),(b),(c)	370,415	—	—	—	(4,049)	(427)	365,939	350,000	5,422

Schwab U.S. Aggregate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	VALUE AT 12/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/26	FACE AMOUNT AT 3/31/26	INTEREST INCOME EARNED
4.63%, 03/22/30 (a),(b)	$153,471	$—	$—	$—	($758 )	($608 )	$152,105	$150,000	$1,734
1.65%, 03/11/31 (a),(b)	171,241	21,939	—	—	(1,683)	363	191,860	220,000	890
2.30%, 05/13/31 (a),(b)	199,340	—	—	—	(1,077)	(26)	198,237	220,000	1,265
4.34%, 11/14/31 (a),(b),(c)	274,659	34,921	—	—	(2,777)	(36)	306,767	310,000	3,302
1.95%, 12/01/31 (a),(b)	197,161	—	—	—	(950)	90	196,301	225,000	1,097
2.90%, 03/03/32 (a),(b)	242,895	—	—	—	(2,741)	270	240,424	265,000	1,921
5.85%, 05/19/34 (a),(c),(d)	412,493	—	—	—	(7,529)	(171)	404,793	385,000	5,635
6.14%, 08/24/34 (a),(b),(c)	409,096	49,060	—	—	(10,500)	(159)	447,497	420,000	6,328
4.91%, 11/14/36 (a),(b),(c)	248,806	—	—	—	(5,567)	(12)	243,227	250,000	3,071
Total	$4,763,110	$115,453	($567,309 )	($7,182 )	($36,074 )	($2,842 )	$4,265,156		$47,998

(a)	Issuer is affiliated with the fund’s investment adviser.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(d)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$2,344,508,016	$—	$2,344,508,016
Treasuries [1]	—	4,563,010,890	—	4,563,010,890
Government Related [1]	—	409,584,452	—	409,584,452
Securitized [1]	—	2,546,624,637	—	2,546,624,637
Short-Term Investments [1]	199,611,974	—	—	199,611,974
Total	$199,611,974	$9,863,727,995	$—	$10,063,339,969

[1]	As categorized in the Portfolio Holdings.

Schwab Strategic Trust
Schwab 1-5 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2026 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and if the coupon rate is not available, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.9% OF NET ASSETS

Financial Institutions 40.3%
Banking 29.3%
Ally Financial, Inc.
4.75%, 06/09/27 (a)	200,000	200,380
7.10%, 11/15/27 (a)	195,000	202,221
2.20%, 11/02/28 (a)	225,000	212,000
5.74%, 05/15/29 (a)(b)	200,000	203,182
6.99%, 06/13/29 (a)(b)	185,000	192,702
6.85%, 01/03/30 (a)(b)	165,000	172,159
5.54%, 01/17/31 (a)(b)	115,000	115,883
American Express Co.
3.30%, 05/03/27 (a)	365,000	361,894
5.85%, 11/05/27 (a)	420,000	430,135
5.04%, 07/26/28 (a)(b)	260,000	262,314
4.01%, 02/09/29 (a)(b)	350,000	347,830
4.73%, 04/25/29 (a)(b)	390,000	392,683
4.05%, 05/03/29 (a)	240,000	239,258
4.35%, 07/20/29 (a)(b)	375,000	374,850
5.28%, 07/27/29 (a)(b)	355,000	361,394
5.53%, 04/25/30 (a)(b)	320,000	329,552
5.09%, 01/30/31 (a)(b)	375,000	381,694
5.02%, 04/25/31 (a)(b)	395,000	401,533
6.49%, 10/30/31 (a)(b)	260,000	279,425
4.46%, 02/10/32 (a)(b)	250,000	247,435
Associated Banc-Corp.
6.46%, 08/29/30 (a)(b)	65,000	66,620
Australia & New Zealand Banking Group Ltd.
4.90%, 07/16/27	265,000	267,618
3.92%, 09/30/27	250,000	249,563
3.92%, 12/08/28	250,000	248,558
4.62%, 12/16/29	250,000	253,140
Banco Bilbao Vizcaya Argentaria SA
6.14%, 09/14/28 (a)(b)	400,000	409,216
4.15%, 03/03/29	200,000	197,722
5.38%, 03/13/29	200,000	205,358
Banco Santander SA
4.25%, 04/11/27	200,000	199,772
5.29%, 08/18/27	400,000	404,044
3.80%, 02/23/28	200,000	197,584
4.38%, 04/12/28	200,000	199,422
5.37%, 07/15/28 (a)(b)	400,000	404,392
5.59%, 08/08/28	400,000	409,716
6.61%, 11/07/28	200,000	210,354
3.31%, 06/27/29	400,000	385,472
5.57%, 01/17/30	200,000	204,996
5.54%, 03/14/30 (a)(b)	400,000	409,772
3.49%, 05/28/30	200,000	190,570
4.55%, 11/06/30	400,000	394,444
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 12/03/30	400,000	359,592
2.96%, 03/25/31	200,000	183,306
Bank of America Corp.
3.25%, 10/21/27 (a)	675,000	666,043
4.18%, 11/25/27 (a)	565,000	563,017
3.71%, 04/24/28 (a)(b)	500,000	496,190
4.38%, 04/27/28 (a)(b)	665,000	664,508
3.59%, 07/21/28 (a)(b)	550,000	544,274
4.95%, 07/22/28 (a)(b)	810,000	815,346
6.20%, 11/10/28 (a)(b)	515,000	529,219
3.42%, 12/20/28 (a)(b)	1,395,000	1,370,587
4.98%, 01/24/29 (a)(b)	540,000	544,892
3.97%, 03/05/29 (a)(b)	685,000	679,075
5.20%, 04/25/29 (a)(b)	935,000	948,567
4.62%, 05/09/29 (a)(b)	515,000	517,395
2.09%, 06/14/29 (a)(b)	710,000	675,309
4.27%, 07/23/29 (a)(b)	850,000	846,668
5.82%, 09/15/29 (a)(b)	670,000	691,259
3.97%, 02/07/30 (a)(b)	755,000	744,717
3.19%, 07/23/30 (a)(b)	670,000	643,099
2.88%, 10/22/30 (a)(b)	475,000	449,307
5.16%, 01/24/31 (a)(b)	665,000	677,655
2.50%, 02/13/31 (a)(b)	985,000	910,721
2.59%, 04/29/31 (a)(b)	645,000	595,954
1.90%, 07/23/31 (a)(b)	725,000	646,620
1.92%, 10/24/31 (a)(b)	625,000	554,075
4.46%, 02/06/32 (a)(b)	575,000	567,784
2.65%, 03/11/32 (a)(b)	450,000	408,222
Bank of Montreal
5.37%, 06/04/27	110,000	111,376
4.70%, 09/14/27 (a)	220,000	221,219
5.20%, 02/01/28 (a)	295,000	299,528
4.06%, 09/22/28 (a)(b)	160,000	159,251
5.72%, 09/25/28 (a)	275,000	283,360
5.00%, 01/27/29 (a)(b)	210,000	211,999
4.34%, 03/19/30 (a)(b)	310,000	308,503
4.64%, 09/10/30 (a)(b)	210,000	210,630
4.35%, 09/22/31 (a)(b)	300,000	296,139
4.44%, 01/14/32 (a)(b)	270,000	266,271
3.80%, 12/15/32 (a)(b)	255,000	250,958
Bank of New York Mellon
4.73%, 04/20/29 (a)(b)	250,000	251,848
Bank of New York Mellon Corp.
3.25%, 05/16/27 (a)	130,000	128,943
3.40%, 01/29/28 (a)	155,000	153,131
3.85%, 04/28/28	300,000	298,728
4.44%, 06/09/28 (a)(b)	190,000	190,317
3.99%, 06/13/28 (a)(b)	140,000	139,423
1.65%, 07/14/28 (a)	110,000	104,129
4.89%, 07/21/28 (a)(b)	80,000	80,622
5.80%, 10/25/28 (a)(b)	275,000	281,190
3.00%, 10/30/28 (a)	130,000	125,724

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.90%, 01/25/29 (a)	150,000	140,886
4.54%, 02/01/29 (a)(b)	150,000	150,755
3.85%, 04/26/29 (a)	120,000	118,993
3.30%, 08/23/29 (a)	215,000	207,191
6.32%, 10/25/29 (a)(b)	265,000	277,577
4.03%, 01/22/30 (a)(b)	310,000	307,083
4.98%, 03/14/30 (a)(b)	230,000	233,970
4.60%, 07/26/30 (a)(b)	155,000	155,884
1.65%, 01/28/31 (a)	120,000	105,824
4.94%, 02/11/31 (a)(b)	275,000	278,867
Bank of Nova Scotia
5.40%, 06/04/27	185,000	187,357
5.25%, 06/12/28	180,000	183,634
4.40%, 09/08/28 (a)(b)	295,000	294,850
4.04%, 09/15/28 (a)(b)	180,000	178,992
4.93%, 02/14/29 (a)(b)	265,000	267,348
5.45%, 08/01/29	165,000	170,237
4.85%, 02/01/30	325,000	329,163
4.25%, 02/02/30 (a)(b)	330,000	326,954
5.13%, 02/14/31 (a)(b)	255,000	259,700
4.34%, 09/15/31 (a)(b)	250,000	246,860
BankUnited, Inc.
5.13%, 06/11/30 (a)	50,000	49,994
Barclays PLC
4.34%, 01/10/28 (a)	400,000	398,576
4.84%, 05/09/28 (a)	420,000	420,197
5.50%, 08/09/28 (a)(b)	365,000	369,303
4.84%, 09/10/28 (a)(b)	295,000	296,148
7.39%, 11/02/28 (a)(b)	350,000	364,700
5.09%, 02/25/29 (a)(b)	375,000	378,139
4.97%, 05/16/29 (a)(b)	495,000	497,950
6.49%, 09/13/29 (a)(b)	290,000	302,079
4.48%, 11/11/29 (a)(b)	300,000	298,383
5.69%, 03/12/30 (a)(b)	420,000	431,621
4.22%, 05/24/30 (a)(b)	250,000	246,350
5.09%, 06/20/30 (a)(b)	290,000	291,372
4.94%, 09/10/30 (a)(b)	460,000	462,590
5.37%, 02/25/31 (a)(b)	435,000	442,813
2.65%, 06/24/31 (a)(b)	300,000	274,971
4.52%, 02/24/32 (a)(b)	250,000	244,695
2.67%, 03/10/32 (a)(b)	220,000	197,340
3.56%, 09/23/35 (a)(b)	300,000	279,957
Canadian Imperial Bank of Commerce
3.45%, 04/07/27 (a)	225,000	223,367
5.24%, 06/28/27	230,000	232,774
5.00%, 04/28/28 (a)	290,000	293,703
4.24%, 09/08/28 (a)(b)	180,000	179,656
5.99%, 10/03/28 (a)	165,000	171,168
4.86%, 03/30/29 (a)(b)	350,000	352,940
5.26%, 04/08/29 (a)	295,000	301,708
4.28%, 01/29/30 (a)(b)	390,000	387,418
4.63%, 09/11/30 (a)(b)	230,000	230,301
5.25%, 01/13/31 (a)(b)	235,000	240,222
4.58%, 09/08/31 (a)(b)	230,000	229,271
Capital One Financial Corp.
3.65%, 05/11/27 (a)	195,000	193,465
3.80%, 01/31/28 (a)	405,000	400,355
4.93%, 05/10/28 (a)(b)	515,000	516,730
5.47%, 02/01/29 (a)(b)	310,000	314,830
6.31%, 06/08/29 (a)(b)	475,000	491,345
5.70%, 02/01/30 (a)(b)	225,000	230,882
3.27%, 03/01/30 (a)(b)	275,000	264,825
5.25%, 07/26/30 (a)(b)	200,000	202,806
5.46%, 07/26/30 (a)(b)	205,000	209,451
4.49%, 09/11/31 (a)(b)	360,000	353,498
7.62%, 10/30/31 (a)(b)	475,000	524,851
4.72%, 01/30/32 (a)(b)	400,000	394,016
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Capital One NA
4.65%, 09/13/28 (a)	250,000	251,130
Citibank NA
4.58%, 05/29/27 (a)	285,000	286,140
5.80%, 09/29/28 (a)	455,000	472,386
4.84%, 08/06/29 (a)	385,000	390,174
4.91%, 05/29/30 (a)	685,000	696,083
Citigroup, Inc.
4.45%, 09/29/27	1,045,000	1,045,282
6.63%, 01/15/28	145,000	150,874
4.64%, 05/07/28 (a)(b)	600,000	600,972
4.66%, 05/24/28 (a)(b)	440,000	440,964
3.67%, 07/24/28 (a)(b)	510,000	504,752
4.13%, 07/25/28	565,000	560,457
3.52%, 10/27/28 (a)(b)	485,000	477,866
4.79%, 03/04/29 (a)(b)	635,000	638,429
4.08%, 04/23/29 (a)(b)	540,000	535,891
5.17%, 02/13/30 (a)(b)	785,000	797,277
3.98%, 03/20/30 (a)(b)	600,000	590,580
4.54%, 09/19/30 (a)(b)	715,000	712,826
2.98%, 11/05/30 (a)(b)	565,000	533,518
2.67%, 01/29/31 (a)(b)	610,000	565,891
4.41%, 03/31/31 (a)(b)	985,000	973,141
4.95%, 05/07/31 (a)(b)	500,000	503,475
2.57%, 06/03/31 (a)(b)	880,000	807,294
4.50%, 09/11/31 (a)(b)	730,000	721,437
5.59%, 11/19/34 (a)(b)	280,000	284,052
Citizens Bank NA
4.58%, 08/09/28 (a)(b)	355,000	355,298
Citizens Financial Group, Inc.
5.84%, 01/23/30 (a)(b)	310,000	319,405
2.50%, 02/06/30 (a)	85,000	78,403
3.25%, 04/30/30 (a)	155,000	146,278
5.25%, 03/05/31 (a)(b)	260,000	263,081
5.30%, 01/29/36 (a)(b)	100,000	99,160
Commonwealth Bank of Australia
4.42%, 03/14/28	250,000	251,485
4.36%, 03/27/29	270,000	270,880
4.15%, 10/01/30	250,000	247,903
Cooperatieve Rabobank UA
4.88%, 01/21/28	250,000	253,565
4.32%, 04/01/29	250,000	250,325
4.49%, 10/17/29	250,000	251,760
4.16%, 01/14/31	250,000	246,385
Deutsche Bank AG
5.37%, 09/09/27	155,000	157,655
5.37%, 01/10/29 (a)(b)	220,000	222,644
6.72%, 01/18/29 (a)(b)	310,000	321,110
5.41%, 05/10/29	270,000	277,250
6.82%, 11/20/29 (a)(b)	330,000	346,599
5.00%, 09/11/30 (a)(b)	280,000	281,257
5.30%, 05/09/31 (a)(b)	445,000	449,744
5.88%, 07/08/31 (a)(b)	250,000	255,205
4.95%, 08/04/31 (a)(b)	350,000	348,817
3.55%, 09/18/31 (a)(b)	400,000	376,232
4.47%, 12/10/31 (a)(b)	230,000	226,113
3.73%, 01/14/32 (a)(b)	290,000	269,459
4.73%, 02/06/32 (a)(b)	250,000	246,318
4.88%, 12/01/32 (a)(b)	225,000	224,109
Fifth Third Bancorp
2.55%, 05/05/27 (a)	100,000	98,035
3.95%, 03/14/28 (a)	285,000	283,096
4.06%, 04/25/28 (a)(b)	250,000	248,678
6.36%, 10/27/28 (a)(b)	220,000	226,387
6.34%, 07/27/29 (a)(b)	240,000	248,887
4.77%, 07/28/30 (a)(b)	260,000	260,312

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 09/06/30 (a)(b)	130,000	130,558
5.63%, 01/29/32 (a)(b)	260,000	268,102
Fifth Third Financial Corp.
4.00%, 02/01/29 (a)	210,000	207,026
5.98%, 01/30/30 (a)(b)	215,000	222,149
First Citizens BancShares, Inc.
5.23%, 03/12/31 (a)(b)	140,000	138,824
4.87%, 03/03/32 (a)(b)	120,000	116,100
5.60%, 09/05/35 (a)(b)	135,000	132,046
First Horizon Corp.
5.51%, 03/07/31 (a)(b)	270,000	273,545
First-Citizens Bank & Trust Co.
6.13%, 03/09/28	155,000	158,887
FNB Corp.
5.72%, 12/11/30 (a)(b)	170,000	171,119
Goldman Sachs Group, Inc.
4.94%, 04/23/28 (a)(b)	645,000	648,051
3.69%, 06/05/28 (a)(b)	585,000	579,729
4.48%, 08/23/28 (a)(b)	705,000	704,852
4.15%, 01/21/29 (a)(b)	935,000	928,997
3.81%, 04/23/29 (a)(b)	685,000	675,746
4.22%, 05/01/29 (a)(b)	910,000	904,949
4.15%, 10/21/29 (a)(b)	600,000	594,534
6.48%, 10/24/29 (a)(b)	580,000	607,086
2.60%, 02/07/30 (a)	490,000	456,009
3.80%, 03/15/30 (a)	630,000	612,669
5.73%, 04/25/30 (a)(b)	580,000	598,514
5.05%, 07/23/30 (a)(b)	645,000	652,856
4.69%, 10/23/30 (a)(b)	515,000	515,736
5.21%, 01/28/31 (a)(b)	540,000	549,142
5.22%, 04/23/31 (a)(b)	735,000	747,502
4.37%, 10/21/31 (a)(b)	725,000	711,239
4.52%, 01/21/32 (a)(b)	920,000	906,467
1.99%, 01/27/32 (a)(b)	640,000	562,483
HSBC Holdings PLC
5.60%, 05/17/28 (a)(b)	550,000	556,138
4.76%, 06/09/28 (a)(b)	575,000	576,230
5.21%, 08/11/28 (a)(b)	490,000	494,028
2.01%, 09/22/28 (a)(b)	480,000	462,998
7.39%, 11/03/28 (a)(b)	645,000	672,483
5.13%, 11/19/28 (a)(b)	300,000	302,427
4.90%, 03/03/29 (a)(b)	355,000	356,988
6.16%, 03/09/29 (a)(b)	450,000	463,117
4.58%, 06/19/29 (a)(b)	785,000	784,466
2.21%, 08/17/29 (a)(b)	480,000	454,291
5.55%, 03/04/30 (a)(b)	365,000	373,968
4.40%, 03/10/30 (a)(b)	490,000	486,300
4.95%, 03/31/30	695,000	703,423
3.97%, 05/22/30 (a)(b)	680,000	665,734
5.29%, 11/19/30 (a)(b)	575,000	585,200
5.13%, 03/03/31 (a)(b)	410,000	414,502
5.24%, 05/13/31 (a)(b)	540,000	547,582
2.85%, 06/04/31 (a)(b)	345,000	318,942
2.36%, 08/18/31 (a)(b)	475,000	428,597
4.62%, 11/06/31 (a)(b)	600,000	592,224
4.68%, 03/10/32 (a)(b)	490,000	483,385
HSBC USA, Inc.
4.65%, 06/03/28	230,000	231,447
Huntington Bancshares, Inc.
4.44%, 08/04/28 (a)(b)	185,000	184,961
6.21%, 08/21/29 (a)(b)	300,000	311,211
2.55%, 02/04/30 (a)	135,000	125,125
5.27%, 01/15/31 (a)(b)	305,000	309,712
4.62%, 01/28/32 (a)(b)	240,000	236,808
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Huntington National Bank
4.87%, 04/12/28 (a)(b)	250,000	250,903
4.55%, 05/17/28 (a)(b)	255,000	255,130
5.65%, 01/10/30 (a)	265,000	274,150
Independent Bank Corp.
7.25%, 04/01/35 (a)(b)	50,000	52,625
ING Groep NV
4.55%, 10/02/28	265,000	265,466
4.86%, 03/25/29 (a)(b)	275,000	276,719
4.05%, 04/09/29	320,000	315,949
5.34%, 03/19/30 (a)(b)	320,000	326,941
5.07%, 03/25/31 (a)(b)	160,000	161,429
4.80%, 03/23/32 (a)(b)	370,000	367,665
JPMorgan Chase & Co.
8.00%, 04/29/27	110,000	114,401
4.25%, 10/01/27	440,000	440,299
3.63%, 12/01/27 (a)	340,000	336,127
5.57%, 04/22/28 (a)(b)	655,000	663,017
4.32%, 04/26/28 (a)(b)	735,000	734,824
3.54%, 05/01/28 (a)(b)	555,000	549,911
2.18%, 06/01/28 (a)(b)	455,000	443,529
4.98%, 07/22/28 (a)(b)	515,000	518,610
4.85%, 07/25/28 (a)(b)	815,000	819,222
4.51%, 10/22/28 (a)(b)	510,000	510,581
3.51%, 01/23/29 (a)(b)	550,000	541,299
4.92%, 01/24/29 (a)(b)	565,000	570,317
4.01%, 04/23/29 (a)(b)	630,000	624,796
2.07%, 06/01/29 (a)(b)	425,000	404,396
4.20%, 07/23/29 (a)(b)	655,000	651,280
5.30%, 07/24/29 (a)(b)	520,000	529,714
6.09%, 10/23/29 (a)(b)	555,000	576,917
4.45%, 12/05/29 (a)(b)	630,000	630,832
5.01%, 01/23/30 (a)(b)	625,000	633,894
5.58%, 04/22/30 (a)(b)	690,000	711,238
3.70%, 05/06/30 (a)(b)	620,000	604,940
4.57%, 06/14/30 (a)(b)	540,000	540,740
5.00%, 07/22/30 (a)(b)	635,000	644,277
8.75%, 09/01/30	120,000	139,220
2.74%, 10/15/30 (a)(b)	915,000	862,049
4.60%, 10/22/30 (a)(b)	615,000	616,322
5.14%, 01/24/31 (a)(b)	615,000	626,199
4.49%, 03/24/31 (a)(b)	755,000	751,587
2.52%, 04/22/31 (a)(b)	655,000	605,331
5.10%, 04/22/31 (a)(b)	580,000	590,660
2.96%, 05/13/31 (a)(b)	745,000	694,891
4.26%, 10/22/31 (a)(b)	565,000	556,548
1.76%, 11/19/31 (a)(b)	330,000	289,674
4.35%, 01/22/32 (a)(b)	650,000	641,030
1.95%, 02/04/32 (a)(b)	725,000	639,189
Keybank National Association
5.85%, 11/15/27 (a)	270,000	275,721
6.95%, 02/01/28	260,000	270,481
KeyCorp
2.25%, 04/06/27	160,000	156,560
4.10%, 04/30/28	150,000	148,956
2.55%, 10/01/29	185,000	172,953
5.12%, 04/04/31 (a)(b)	160,000	161,518
Lloyds Banking Group PLC
4.38%, 03/22/28	365,000	364,525
4.55%, 08/16/28	290,000	290,464
3.57%, 11/07/28 (a)(b)	485,000	478,346
5.09%, 11/26/28 (a)(b)	395,000	398,670
5.87%, 03/06/29 (a)(b)	295,000	302,301
4.82%, 06/13/29 (a)(b)	375,000	377,366
4.24%, 02/10/30 (a)(b)	300,000	296,877
5.72%, 06/05/30 (a)(b)	330,000	340,874
4.43%, 11/04/31 (a)(b)	340,000	335,390

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
M&T Bank Corp.
4.55%, 08/16/28 (a)(b)	80,000	79,979
4.83%, 01/16/29 (a)(b)	145,000	145,721
7.41%, 10/30/29 (a)(b)	200,000	213,698
5.18%, 07/08/31 (a)(b)	180,000	181,906
6.08%, 03/13/32 (a)(b)	220,000	230,644
5.40%, 07/30/35 (a)(b)	250,000	249,428
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	255,000	251,392
4.70%, 01/27/28 (a)	225,000	226,251
Mitsubishi UFJ Financial Group, Inc.
3.29%, 07/25/27	200,000	197,756
3.96%, 03/02/28	300,000	297,876
4.08%, 04/19/28 (a)(b)	240,000	239,100
5.02%, 07/20/28 (a)(b)	370,000	372,579
4.05%, 09/11/28	280,000	278,205
5.35%, 09/13/28 (a)(b)	235,000	237,975
5.42%, 02/22/29 (a)(b)	335,000	340,340
3.74%, 03/07/29	370,000	364,073
5.24%, 04/19/29 (a)(b)	210,000	213,198
3.20%, 07/18/29	420,000	402,881
2.56%, 02/25/30	300,000	278,013
2.05%, 07/17/30	365,000	328,799
5.20%, 01/16/31 (a)(b)	310,000	315,214
5.48%, 02/22/31 (a)(b)	30,000	30,820
5.16%, 04/24/31 (a)(b)	320,000	324,867
4.53%, 09/12/31 (a)(b)	375,000	371,359
4.51%, 01/14/32 (a)(b)	280,000	276,069
Mizuho Financial Group, Inc.
3.17%, 09/11/27	260,000	255,902
4.02%, 03/05/28	300,000	298,341
5.41%, 09/13/28 (a)(b)	210,000	212,953
5.67%, 05/27/29 (a)(b)	275,000	281,900
5.78%, 07/06/29 (a)(b)	300,000	308,244
4.25%, 09/11/29 (a)(b)	330,000	327,994
5.38%, 05/26/30 (a)(b)	210,000	214,622
5.38%, 07/10/30 (a)(b)	240,000	245,417
3.15%, 07/16/30 (a)(b)	170,000	162,304
2.87%, 09/13/30 (a)(b)	350,000	330,159
5.10%, 05/13/31 (a)(b)	190,000	192,369
5.74%, 05/27/31 (a)(b)	220,000	227,854
4.71%, 07/08/31 (a)(b)	215,000	214,705
2.20%, 07/10/31 (a)(b)	315,000	283,818
1.98%, 09/08/31 (a)(b)	225,000	199,872
Morgan Stanley
3.95%, 04/23/27	425,000	422,518
5.65%, 04/13/28 (a)(b)	340,000	343,930
4.21%, 04/20/28 (a)(b)	615,000	613,376
3.59%, 07/22/28 (a)(b)	660,000	652,298
6.30%, 10/18/28 (a)(b)	520,000	533,744
3.77%, 01/24/29 (a)(b)	700,000	691,222
5.12%, 02/01/29 (a)(b)	880,000	890,050
4.99%, 04/12/29 (a)(b)	605,000	610,651
5.16%, 04/20/29 (a)(b)	680,000	687,949
5.45%, 07/20/29 (a)(b)	530,000	539,879
4.13%, 10/18/29 (a)(b)	470,000	464,755
6.41%, 11/01/29 (a)(b)	430,000	448,722
4.24%, 01/09/30 (a)(b)	660,000	653,367
5.17%, 01/16/30 (a)(b)	635,000	644,131
4.43%, 01/23/30 (a)(b)	760,000	756,344
5.66%, 04/18/30 (a)(b)	605,000	622,605
5.04%, 07/19/30 (a)(b)	500,000	506,070
4.65%, 10/18/30 (a)(b)	775,000	774,659
5.23%, 01/15/31 (a)(b)	610,000	619,845
2.70%, 01/22/31 (a)(b)	925,000	859,649
3.62%, 04/01/31 (a)(b)	670,000	642,530
5.19%, 04/17/31 (a)(b)	635,000	645,071
4.36%, 10/22/31 (a)(b)	600,000	588,594
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.49%, 01/16/32 (a)(b)	815,000	802,319
1.79%, 02/13/32 (a)(b)	650,000	563,764
4.71%, 03/12/32 (a)(b)	860,000	854,272
Morgan Stanley Bank NA
5.50%, 05/26/28 (a)(b)	600,000	607,002
4.97%, 07/14/28 (a)(b)	505,000	508,222
5.02%, 01/12/29 (a)(b)	470,000	475,198
Morgan Stanley Private Bank NA
4.47%, 07/06/28 (a)(b)	300,000	300,141
4.20%, 11/17/28 (a)(b)	640,000	637,914
4.21%, 02/08/30 (a)(b)	625,000	618,656
4.73%, 07/18/31 (a)(b)	800,000	797,984
4.47%, 11/19/31 (a)(b)	770,000	758,727
National Australia Bank Ltd.
3.91%, 06/09/27	300,000	299,286
5.09%, 06/11/27	290,000	293,312
4.50%, 10/26/27	295,000	296,729
4.94%, 01/12/28	340,000	344,916
4.31%, 06/13/28	250,000	250,738
4.90%, 06/13/28	250,000	253,908
4.79%, 01/10/29	250,000	254,343
4.90%, 01/14/30	250,000	255,168
4.53%, 06/13/30	255,000	256,846
National Bank of Canada
5.60%, 12/18/28	305,000	314,345
4.17%, 01/20/29 (a)(b)	320,000	318,275
4.50%, 10/10/29	310,000	310,400
NatWest Group PLC
3.07%, 05/22/28 (a)(b)	225,000	221,436
5.52%, 09/30/28 (a)(b)	180,000	182,704
4.89%, 05/18/29 (a)(b)	425,000	428,030
5.81%, 09/13/29 (a)(b)	330,000	339,765
5.08%, 01/27/30 (a)(b)	415,000	419,677
4.45%, 05/08/30 (a)(b)	220,000	218,706
4.96%, 08/15/30 (a)(b)	335,000	338,283
5.12%, 05/23/31 (a)(b)	360,000	363,740
6.48%, 06/01/34 (a)(b)	300,000	311,289
3.03%, 11/28/35 (a)(b)	200,000	182,260
Northern Trust Corp.
4.00%, 05/10/27 (a)	235,000	234,805
3.65%, 08/03/28 (a)	130,000	129,022
3.15%, 05/03/29 (a)	135,000	130,807
1.95%, 05/01/30 (a)	225,000	204,930
4.15%, 11/19/30	110,000	109,185
3.38%, 05/08/32 (a)(b)	125,000	123,301
Old National Bancorp
5.77%, 02/15/36 (a)(b)	100,000	99,674
Pinnacle Bank/Nashville TN
5.63%, 02/15/28 (a)	250,000	252,910
Pinnacle Financial Partners, Inc.
6.17%, 11/01/30 (a)(b)	180,000	183,692
PNC Bank NA
3.10%, 10/25/27 (a)	260,000	255,819
3.25%, 01/22/28 (a)	250,000	246,340
4.43%, 07/21/28 (a)(b)	255,000	254,977
4.05%, 07/26/28	310,000	307,260
2.70%, 10/22/29	250,000	235,148
PNC Financial Services Group, Inc.
3.15%, 05/19/27 (a)	205,000	202,597
5.35%, 12/02/28 (a)(b)	230,000	233,698
4.08%, 01/26/29 (a)(b)	325,000	323,336
3.45%, 04/23/29 (a)	385,000	376,422
5.58%, 06/12/29 (a)(b)	530,000	543,276
2.55%, 01/22/30 (a)	500,000	466,575
5.49%, 05/14/30 (a)(b)	370,000	380,608

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.22%, 01/29/31 (a)(b)	310,000	316,222
4.90%, 05/13/31 (a)(b)	205,000	206,265
Regions Financial Corp.
1.80%, 08/12/28 (a)	170,000	159,678
5.72%, 06/06/30 (a)(b)	145,000	148,908
Royal Bank of Canada
3.63%, 05/04/27	255,000	253,518
4.24%, 08/03/27	250,000	250,048
6.00%, 11/01/27	295,000	302,815
4.90%, 01/12/28	225,000	227,567
5.20%, 08/01/28	285,000	290,629
4.52%, 10/18/28 (a)(b)	180,000	180,211
4.00%, 11/03/28 (a)(b)	150,000	149,021
4.97%, 01/24/29 (a)(b)	395,000	398,879
4.95%, 02/01/29	305,000	310,371
4.50%, 08/06/29 (a)(b)	360,000	360,284
4.97%, 08/02/30 (a)(b)	325,000	329,339
4.65%, 10/18/30 (a)(b)	405,000	406,098
5.15%, 02/04/31 (a)(b)	455,000	462,325
4.97%, 05/02/31 (a)(b)	272,000	275,264
4.70%, 08/06/31 (a)(b)	245,000	244,870
4.31%, 11/03/31 (a)(b)	245,000	241,048
Santander Holdings USA, Inc.
4.40%, 07/13/27 (a)	300,000	299,469
6.50%, 03/09/29 (a)(b)	295,000	304,357
5.47%, 03/20/29 (a)(b)	185,000	187,579
6.57%, 06/12/29 (a)(b)	165,000	170,821
6.17%, 01/09/30 (a)(b)	245,000	253,144
5.35%, 09/06/30 (a)(b)	250,000	252,840
5.74%, 03/20/31 (a)(b)	140,000	143,632
7.66%, 11/09/31 (a)(b)	170,000	187,316
Santander U.K. Group Holdings PLC
3.82%, 11/03/28 (a)(b)	265,000	261,685
6.53%, 01/10/29 (a)(b)	285,000	294,040
4.32%, 09/22/29 (a)(b)	290,000	287,399
4.86%, 09/11/30 (a)(b)	270,000	270,491
5.69%, 04/15/31 (a)(b)	350,000	359,971
Simmons First National Corp.
6.25%, 10/01/35 (a)(b)	70,000	70,121
Southstate Bank Corp.
7.00%, 06/13/35 (a)(b)	100,000	104,485
State Street Bank & Trust Co.
4.78%, 11/23/29	250,000	253,810
State Street Corp.
4.33%, 10/22/27 (a)	100,000	100,345
4.54%, 02/28/28 (a)	435,000	438,223
4.54%, 04/24/28 (a)(b)	150,000	150,320
5.82%, 11/04/28 (a)(b)	210,000	214,719
4.53%, 02/20/29 (a)(b)	215,000	216,260
5.68%, 11/21/29 (a)(b)	293,000	303,220
4.14%, 12/03/29 (a)(b)	145,000	144,450
2.40%, 01/24/30	180,000	168,687
4.73%, 02/28/30 (a)	100,000	101,249
4.83%, 04/24/30 (a)	150,000	152,438
2.20%, 03/03/31	190,000	170,063
3.15%, 03/30/31 (a)(b)	200,000	190,634
3.03%, 11/01/34 (a)(b)	165,000	155,579
Sumitomo Mitsui Financial Group, Inc.
3.36%, 07/12/27	350,000	346,322
3.35%, 10/18/27	225,000	222,057
5.52%, 01/13/28	455,000	464,077
3.54%, 01/17/28	240,000	236,698
5.80%, 07/13/28	220,000	226,703
3.94%, 07/19/28	115,000	114,040
5.72%, 09/14/28	275,000	282,876
1.90%, 09/17/28	510,000	479,757
4.31%, 10/16/28	200,000	199,410
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.11%, 01/15/29	200,000	198,080
5.32%, 07/09/29	110,000	112,435
3.04%, 07/16/29	460,000	438,127
2.72%, 09/27/29	220,000	206,859
5.71%, 01/13/30	355,000	367,986
2.75%, 01/15/30	385,000	359,675
5.24%, 04/15/30	215,000	219,599
2.13%, 07/08/30	380,000	342,061
5.85%, 07/13/30	200,000	208,422
2.14%, 09/23/30	120,000	107,378
4.66%, 07/08/31 (a)(b)	255,000	253,720
4.49%, 01/15/32 (a)(b)	305,000	300,474
Synchrony Bank
5.63%, 08/23/27 (a)	250,000	252,845
Synchrony Financial
3.95%, 12/01/27 (a)	250,000	247,180
5.15%, 03/19/29 (a)	150,000	150,473
5.02%, 07/29/29 (a)(b)	75,000	74,918
5.94%, 08/02/30 (a)(b)	230,000	234,080
5.45%, 03/06/31 (a)(b)	265,000	264,897
4.95%, 02/25/32 (a)(b)	100,000	97,138
Texas Capital Bancshares, Inc.
5.30%, 02/27/32 (a)(b)	100,000	98,690
Toronto-Dominion Bank
4.98%, 04/05/27	145,000	146,102
4.11%, 06/08/27	365,000	364,299
4.69%, 09/15/27	335,000	336,916
5.16%, 01/10/28	265,000	268,479
3.91%, 01/13/28	350,000	347,616
4.86%, 01/31/28	270,000	272,252
4.57%, 06/02/28	150,000	150,563
5.52%, 07/17/28	270,000	276,745
4.11%, 10/13/28	245,000	243,662
4.99%, 04/05/29	275,000	279,356
4.78%, 12/17/29	320,000	323,962
4.81%, 06/03/30	300,000	302,736
4.41%, 01/13/31	220,000	218,337
5.15%, 09/10/34 (a)(b)	210,000	210,601
Truist Bank
4.42%, 07/24/28 (a)(b)	400,000	400,096
4.14%, 01/27/29 (a)(b)	250,000	248,848
4.14%, 10/23/29 (a)(b)	345,000	341,823
2.25%, 03/11/30 (a)	225,000	204,662
Truist Financial Corp.
1.13%, 08/03/27 (a)	165,000	158,253
4.12%, 06/06/28 (a)(b)	150,000	149,433
4.87%, 01/26/29 (a)(b)	325,000	327,314
3.88%, 03/19/29 (a)	160,000	157,494
1.89%, 06/07/29 (a)(b)	240,000	227,208
7.16%, 10/30/29 (a)(b)	390,000	414,605
5.44%, 01/24/30 (a)(b)	415,000	424,707
1.95%, 06/05/30 (a)	195,000	176,286
5.07%, 05/20/31 (a)(b)	450,000	455,260
4.60%, 01/27/32 (a)(b)	310,000	306,767
U.S. Bancorp
3.15%, 04/27/27 (a)	245,000	242,288
3.90%, 04/26/28 (a)	165,000	163,959
4.55%, 07/22/28 (a)(b)	560,000	560,706
4.65%, 02/01/29 (a)(b)	395,000	396,671
5.78%, 06/12/29 (a)(b)	405,000	416,648
3.00%, 07/30/29 (a)	215,000	205,331
5.38%, 01/23/30 (a)(b)	420,000	429,954
1.38%, 07/22/30 (a)	300,000	263,808
5.10%, 07/23/30 (a)(b)	265,000	269,744
5.05%, 02/12/31 (a)(b)	350,000	355,222
5.08%, 05/15/31 (a)(b)	295,000	299,263
4.48%, 01/26/32 (a)(b)	310,000	306,984

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
U.S. Bank NA
4.73%, 05/15/28 (a)(b)	370,000	371,473
UBS AG
5.00%, 07/09/27	250,000	252,478
7.50%, 02/15/28	280,000	296,528
5.65%, 09/11/28	225,000	232,182
4.30%, 03/16/29 (a)(b)	320,000	319,622
4.63%, 02/16/32 (a)(b)	310,000	309,008
Webster Financial Corp.
4.10%, 03/25/29 (a)	105,000	102,968
5.78%, 09/11/35 (a)(b)	120,000	121,850
Wells Fargo & Co.
4.30%, 07/22/27	680,000	679,014
5.71%, 04/22/28 (a)(b)	815,000	825,636
3.58%, 05/22/28 (a)(b)	765,000	757,671
2.39%, 06/02/28 (a)(b)	825,000	805,340
4.81%, 07/25/28 (a)(b)	630,000	632,759
4.15%, 01/24/29 (a)	545,000	541,997
4.97%, 04/23/29 (a)(b)	640,000	645,747
5.57%, 07/25/29 (a)(b)	1,015,000	1,038,233
4.08%, 09/15/29 (a)(b)	320,000	316,598
6.30%, 10/23/29 (a)(b)	675,000	703,377
7.95%, 11/15/29	90,000	99,807
4.18%, 01/23/30 (a)(b)	490,000	485,766
5.20%, 01/23/30 (a)(b)	725,000	737,035
2.88%, 10/30/30 (a)(b)	870,000	821,167
5.24%, 01/24/31 (a)(b)	745,000	759,483
2.57%, 02/11/31 (a)(b)	755,000	699,009
4.48%, 04/04/31 (a)(b)	590,000	585,699
5.15%, 04/23/31 (a)(b)	960,000	976,531
Western Alliance Bank
6.54%, 11/15/35 (a)(b)	125,000	122,464
Westpac Banking Corp.
4.04%, 08/26/27	225,000	224,894
5.46%, 11/18/27	325,000	331,828
3.40%, 01/25/28	252,000	249,152
5.54%, 11/17/28	305,000	315,501
1.95%, 11/20/28	390,000	368,644
5.05%, 04/16/29	150,000	153,573
2.65%, 01/16/30	200,000	188,560
4.35%, 07/01/30	225,000	225,041
4.11%, 07/24/34 (a)(b)	265,000	258,500
2.67%, 11/15/35 (a)(b)	400,000	359,328
Wintrust Financial Corp.
4.85%, 06/06/29	75,000	73,531
Zions Bancorp NA
4.70%, 08/18/28 (a)(b)	260,000	259,176
3.25%, 10/29/29 (a)	250,000	231,810
		216,099,119
Brokerage/Asset Managers/Exchanges 1.6%
Affiliated Managers Group, Inc.
3.30%, 06/15/30 (a)	90,000	84,594
Ameriprise Financial, Inc.
5.70%, 12/15/28 (a)	160,000	165,506
Apollo Global Management, Inc.
4.60%, 01/15/31 (a)	130,000	129,184
ARES Management Corp.
6.38%, 11/10/28 (a)	130,000	135,340
BGC Group, Inc.
8.00%, 05/25/28 (a)	75,000	79,092
6.60%, 06/10/29 (a)	115,000	118,586
6.15%, 04/02/30 (a)	175,000	178,148
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BlackRock Funding, Inc.
4.60%, 07/26/27 (a)	185,000	186,391
4.70%, 03/14/29 (a)	145,000	147,317
BlackRock, Inc.
3.25%, 04/30/29 (a)	210,000	204,538
2.40%, 04/30/30 (a)	310,000	288,542
1.90%, 01/28/31 (a)	270,000	240,943
Blackstone Reg Finance Co. LLC
4.30%, 11/03/30 (a)	145,000	142,947
Brookfield Asset Management Ltd.
4.65%, 11/15/30 (a)	150,000	148,724
Brookfield Finance, Inc.
3.90%, 01/25/28 (a)	240,000	237,367
4.85%, 03/29/29 (a)	250,000	251,420
4.35%, 04/15/30 (a)	210,000	206,963
Cboe Global Markets, Inc.
1.63%, 12/15/30 (a)	135,000	118,654
Charles Schwab Corp.
3.30%, 04/01/27 (a)(c)	180,000	178,403
3.20%, 01/25/28 (a)(c)	160,000	157,531
2.00%, 03/20/28 (a)(c)	285,000	273,583
4.00%, 02/01/29 (a)(c)	140,000	139,520
5.64%, 05/19/29 (a)(b)(c)	255,000	262,066
3.25%, 05/22/29 (a)(c)	135,000	131,335
2.75%, 10/01/29 (a)(c)	103,000	97,721
6.20%, 11/17/29 (a)(b)(c)	300,000	313,662
4.63%, 03/22/30 (a)(c)	120,000	121,684
1.65%, 03/11/31 (a)(c)	160,000	139,534
4.34%, 11/14/31 (a)(b)(c)	225,000	222,653
CME Group, Inc.
3.75%, 06/15/28 (a)	120,000	119,149
4.40%, 03/15/30 (a)	220,000	220,805
Eaton Vance Corp.
3.50%, 04/06/27 (a)	55,000	54,577
Franklin Resources, Inc.
1.60%, 10/30/30 (a)	220,000	194,073
Intercontinental Exchange, Inc.
3.10%, 09/15/27 (a)	120,000	118,056
4.00%, 09/15/27 (a)	390,000	388,588
3.63%, 09/01/28 (a)	245,000	241,421
3.75%, 09/21/28 (a)	150,000	148,266
3.95%, 12/01/28 (a)	155,000	153,681
4.35%, 06/15/29 (a)	310,000	309,578
2.10%, 06/15/30 (a)	310,000	281,982
4.20%, 03/15/31 (a)	160,000	157,835
Jefferies Financial Group, Inc.
6.45%, 06/08/27	75,000	76,492
5.88%, 07/21/28 (a)	250,000	255,432
4.15%, 01/23/30	240,000	231,929
Lazard Group LLC
4.50%, 09/19/28 (a)	120,000	119,494
4.38%, 03/11/29 (a)	125,000	123,699
6.00%, 03/15/31 (a)	100,000	104,036
LPL Holdings, Inc.
5.70%, 05/20/27 (a)	110,000	111,113
4.90%, 04/03/28 (a)	100,000	100,419
6.75%, 11/17/28 (a)	210,000	220,107
5.20%, 03/15/30 (a)	170,000	171,442
5.15%, 06/15/30 (a)	140,000	140,721
Marex Group PLC
5.83%, 05/08/28 (a)	135,000	136,459
6.40%, 11/04/29 (a)	155,000	159,755
Nasdaq, Inc.
5.35%, 06/28/28 (a)	205,000	209,313
1.65%, 01/15/31 (a)	160,000	140,608

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Nomura Holdings, Inc.
5.59%, 07/02/27	200,000	202,550
5.39%, 07/06/27	200,000	202,034
6.07%, 07/12/28	230,000	237,128
2.17%, 07/14/28	250,000	236,898
5.61%, 07/06/29	200,000	205,614
3.10%, 01/16/30	390,000	367,782
4.90%, 07/01/30	250,000	249,927
2.68%, 07/16/30	235,000	215,091
Raymond James Financial, Inc.
4.65%, 04/01/30 (a)	115,000	116,117
Stifel Financial Corp.
4.00%, 05/15/30 (a)	100,000	97,233
		11,921,352
Finance Companies 2.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
6.45%, 04/15/27 (a)	305,000	310,829
3.65%, 07/21/27 (a)	245,000	242,481
4.63%, 10/15/27 (a)	150,000	150,299
3.88%, 01/23/28 (a)	175,000	173,323
4.88%, 04/01/28 (a)	150,000	151,185
5.75%, 06/06/28 (a)	310,000	317,700
3.00%, 10/29/28 (a)	890,000	857,203
5.10%, 01/19/29 (a)	225,000	228,089
4.13%, 02/28/29 (a)	220,000	217,206
4.63%, 09/10/29 (a)	300,000	299,502
6.15%, 09/30/30 (a)	185,000	194,609
4.38%, 11/15/30 (a)	195,000	191,675
6.95%, 03/10/55 (a)(b)	170,000	174,214
6.50%, 01/31/56 (a)(b)	150,000	150,206
Air Lease Corp.
3.63%, 04/01/27 (a)	100,000	99,122
3.63%, 12/01/27 (a)	170,000	167,518
5.85%, 12/15/27 (a)	150,000	153,100
5.30%, 02/01/28 (a)	150,000	151,719
2.10%, 09/01/28 (a)	140,000	131,713
4.63%, 10/01/28 (a)	175,000	174,237
5.10%, 03/01/29 (a)	100,000	100,803
3.25%, 10/01/29 (a)	125,000	118,696
3.00%, 02/01/30 (a)	175,000	162,790
3.13%, 12/01/30 (a)	180,000	165,775
Apollo Debt Solutions BDC
5.20%, 12/08/28 (a)(d)	90,000	88,928
6.90%, 04/13/29 (a)	265,000	271,230
5.88%, 08/30/30 (a)	135,000	132,959
5.70%, 01/23/31 (a)(d)	180,000	176,069
ARES Capital Corp.
2.88%, 06/15/27 (a)	150,000	146,187
2.88%, 06/15/28 (a)	295,000	279,235
5.88%, 03/01/29 (a)	275,000	277,065
5.95%, 07/15/29 (a)	220,000	221,322
5.50%, 09/01/30 (a)	165,000	162,129
5.10%, 01/15/31 (a)	160,000	153,939
ARES Strategic Income Fund
5.70%, 03/15/28 (a)	270,000	269,838
5.45%, 09/09/28 (a)(d)	150,000	148,496
4.85%, 01/15/29 (a)(d)	150,000	145,505
6.35%, 08/15/29 (a)	175,000	175,947
5.60%, 02/15/30 (a)	185,000	180,233
5.80%, 09/09/30 (a)(d)	125,000	121,738
5.15%, 01/15/31 (a)(d)	120,000	113,344
Bain Capital Specialty Finance, Inc.
5.95%, 03/15/30 (a)	110,000	106,534
5.95%, 03/01/31 (a)	80,000	76,667
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Barings BDC, Inc.
5.20%, 09/15/28 (a)	85,000	83,136
7.00%, 02/15/29 (a)(e)	75,000	75,654
Barings Private Credit Corp.
5.75%, 02/06/29 (a)(d)	50,000	48,909
6.15%, 06/11/30 (a)(d)	120,000	116,335
Blackstone Private Credit Fund
4.95%, 09/26/27 (a)	130,000	128,573
7.30%, 11/27/28 (a)	160,000	163,730
4.00%, 01/15/29 (a)	150,000	141,123
5.95%, 07/16/29 (a)	220,000	216,885
5.60%, 11/22/29 (a)	125,000	121,648
5.25%, 04/01/30 (a)	125,000	119,324
5.05%, 09/10/30 (a)	100,000	94,422
6.25%, 01/25/31 (a)	150,000	148,293
5.35%, 03/12/31 (a)	170,000	161,614
Blackstone Secured Lending Fund
5.88%, 11/15/27 (a)	125,000	125,559
5.35%, 04/13/28 (a)	170,000	169,005
2.85%, 09/30/28 (a)	160,000	148,934
5.25%, 09/04/29 (a)	100,000	98,092
5.30%, 06/30/30 (a)	125,000	121,003
5.13%, 01/31/31 (a)	125,000	119,915
Blue Owl Capital Corp.
3.13%, 04/13/27 (a)	105,000	102,132
2.88%, 06/11/28 (a)	225,000	209,270
5.95%, 03/15/29 (a)	260,000	257,080
6.20%, 07/15/30 (a)	125,000	123,388
Blue Owl Credit Income Corp.
7.75%, 09/16/27 (a)	125,000	126,965
7.95%, 06/13/28 (a)	165,000	169,359
7.75%, 01/15/29 (a)	150,000	153,522
6.60%, 09/15/29 (a)	215,000	214,570
5.80%, 03/15/30 (a)	250,000	241,577
6.65%, 03/15/31 (a)	180,000	177,723
Blue Owl Technology Finance Corp.
6.10%, 03/15/28 (a)	160,000	158,318
6.75%, 04/04/29 (a)(e)	170,000	167,356
6.13%, 01/23/31 (a)(e)	100,000	94,280
Capital Southwest Corp.
5.95%, 09/18/30 (a)	90,000	88,487
Carlyle Secured Lending, Inc.
6.75%, 02/18/30 (a)	80,000	79,458
5.75%, 02/15/31 (a)	50,000	47,220
Franklin BSP Capital Corp.
7.20%, 06/15/29 (a)	100,000	100,637
6.00%, 10/02/30 (a)(d)	75,000	71,468
GATX Corp.
3.50%, 03/15/28 (a)	75,000	73,667
4.55%, 11/07/28 (a)	65,000	65,270
4.70%, 04/01/29 (a)	115,000	115,305
4.00%, 06/30/30 (a)	115,000	112,064
Goldman Sachs BDC, Inc.
5.10%, 01/28/29 (a)	100,000	97,246
5.65%, 09/09/30 (a)	90,000	86,657
Goldman Sachs Private Credit Corp.
5.05%, 02/23/28 (d)	175,000	172,658
5.88%, 05/06/28 (a)(d)(e)	140,000	139,789
5.38%, 01/31/29 (a)(d)	165,000	162,271
6.25%, 05/06/30 (a)(d)	150,000	148,376
5.88%, 01/31/31 (a)(d)	200,000	194,234
Golub Capital BDC, Inc.
7.05%, 12/05/28 (a)	180,000	184,637
6.00%, 07/15/29 (a)	170,000	169,556

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Golub Capital Private Credit Fund
5.45%, 08/15/28 (a)(d)	125,000	123,399
5.80%, 09/12/29 (a)	140,000	137,932
5.88%, 05/01/30 (a)	100,000	98,171
Hercules Capital, Inc.
5.35%, 02/10/29 (a)	50,000	49,025
6.00%, 06/16/30 (a)	110,000	108,139
HPS Corporate Lending Fund
5.30%, 06/05/27 (d)	95,000	94,605
5.45%, 01/14/28 (a)	165,000	163,923
4.90%, 09/11/28 (a)(d)	160,000	155,976
6.75%, 01/30/29 (a)	155,000	157,371
5.15%, 04/02/29 (a)(d)	95,000	92,413
6.25%, 09/30/29 (a)	100,000	99,969
5.85%, 06/05/30 (a)(d)	115,000	112,258
5.45%, 11/15/30 (a)(d)	125,000	119,703
Main Street Capital Corp.
6.50%, 06/04/27 (a)	75,000	75,734
5.40%, 08/15/28 (a)	70,000	69,666
6.95%, 03/01/29 (a)(e)	160,000	164,672
Morgan Stanley Direct Lending Fund
6.15%, 05/17/29 (a)	160,000	161,958
MSD Investment Corp.
6.25%, 05/31/30 (a)	125,000	122,489
6.13%, 02/05/31 (a)(d)	100,000	96,992
New Mountain Finance Corp.
6.20%, 10/15/27	70,000	69,820
6.88%, 02/01/29 (a)(e)	85,000	84,805
North Haven Private Income Fund LLC
5.13%, 09/25/28 (a)(d)	65,000	63,335
5.75%, 02/01/30 (a)	100,000	96,099
Nuveen Churchill Direct Lending Corp.
6.65%, 03/15/30 (a)	80,000	79,596
Oaktree Specialty Lending Corp.
7.10%, 02/15/29 (a)	75,000	75,556
6.34%, 02/27/30 (a)(e)	75,000	73,187
Oaktree Strategic Credit Fund
8.40%, 11/14/28 (a)	110,000	115,495
6.50%, 07/23/29 (a)	100,000	100,378
6.19%, 07/15/30 (a)	95,000	93,210
Sixth Street Lending Partners
6.50%, 03/11/29 (a)	185,000	187,623
5.75%, 01/15/30 (a)	165,000	162,467
6.13%, 07/15/30 (a)	185,000	184,304
Sixth Street Specialty Lending, Inc.
6.95%, 08/14/28 (a)	65,000	66,558
6.13%, 03/01/29 (a)	85,000	85,755
5.63%, 08/15/30 (a)	60,000	58,947
Takeoff Merger Sub, Inc.
4.40%, 03/24/28 (d)	200,000	198,962
4.50%, 03/24/29 (a)(d)	300,000	298,074
4.85%, 03/24/31 (a)(d)	370,000	365,634
		19,702,253
Financial Other 0.1%
Andrew W Mellon Foundation
0.95%, 08/01/27 (a)	70,000	67,257
HA Sustainable Infrastructure Capital, Inc.
6.15%, 01/15/31 (a)	150,000	152,742
ORIX Corp.
3.70%, 07/18/27	110,000	109,076
5.00%, 09/13/27	125,000	126,050
4.65%, 09/10/29	175,000	176,344
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 09/09/30	160,000	158,667
2.25%, 03/09/31	110,000	97,855
		887,991
Insurance 3.4%
ACE Capital Trust II
9.70%, 04/01/30	95,000	111,711
Aegon Ltd.
5.50%, 04/11/48 (a)(b)	205,000	204,902
Aflac, Inc.
3.60%, 04/01/30 (a)	225,000	218,432
Alleghany Corp.
3.63%, 05/15/30 (a)	115,000	111,704
Allstate Corp.
5.05%, 06/24/29 (a)	105,000	107,031
1.45%, 12/15/30 (a)	150,000	130,376
American Financial Group, Inc.
5.25%, 04/02/30 (a)	65,000	66,645
American International Group, Inc.
4.85%, 05/07/30 (a)	130,000	131,361
3.40%, 06/30/30 (a)	60,000	57,287
5.75%, 04/01/48 (a)(b)	75,000	74,726
American National Group, Inc.
5.00%, 06/15/27 (a)	165,000	164,299
5.75%, 10/01/29 (a)	140,000	141,695
Aon Corp.
4.50%, 12/15/28 (a)	75,000	75,315
3.75%, 05/02/29 (a)	205,000	201,388
2.80%, 05/15/30 (a)	235,000	219,231
Aon Corp./Aon Global Holdings PLC
2.85%, 05/28/27 (a)	145,000	142,541
Aon North America, Inc.
5.15%, 03/01/29 (a)	270,000	275,840
5.30%, 03/01/31 (a)	170,000	173,750
Arthur J Gallagher & Co.
4.60%, 12/15/27 (a)	175,000	175,574
4.85%, 12/15/29 (a)	150,000	151,686
Aspen Insurance Holdings Ltd.
5.75%, 07/01/30 (a)	75,000	77,519
Assurant, Inc.
4.90%, 03/27/28 (a)	80,000	80,366
3.70%, 02/22/30 (a)	75,000	71,998
Assured Guaranty U.S. Holdings, Inc.
6.13%, 09/15/28 (a)	105,000	108,782
Athene Holding Ltd.
4.13%, 01/12/28 (a)	280,000	276,713
6.15%, 04/03/30 (a)	170,000	176,207
3.50%, 01/15/31 (a)	120,000	111,504
AXA SA
8.60%, 12/15/30	250,000	288,527
AXIS Specialty Finance LLC
3.90%, 07/15/29 (a)	150,000	147,326
4.90%, 01/15/40 (a)(b)	90,000	86,234
AXIS Specialty Finance PLC
4.00%, 12/06/27 (a)	80,000	79,522
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30 (a)	155,000	142,228
1.45%, 10/15/30 (a)	175,000	155,545
Brighthouse Financial, Inc.
3.70%, 06/22/27 (a)	180,000	176,560
5.63%, 05/15/30 (a)(e)	150,000	149,436

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brown & Brown, Inc.
4.70%, 06/23/28 (a)	115,000	115,398
4.50%, 03/15/29 (a)	110,000	109,538
4.90%, 06/23/30 (a)	200,000	199,884
2.38%, 03/15/31 (a)	150,000	132,228
Centene Corp.
4.25%, 12/15/27 (a)	290,000	285,490
2.45%, 07/15/28 (a)	575,000	535,555
4.63%, 12/15/29 (a)	905,000	859,596
3.38%, 02/15/30 (a)	490,000	443,112
3.00%, 10/15/30 (a)	565,000	495,217
2.50%, 03/01/31 (a)	460,000	385,834
Chubb INA Holdings LLC
4.65%, 08/15/29 (a)	160,000	161,717
1.38%, 09/15/30 (a)	240,000	209,837
Cincinnati Financial Corp.
6.92%, 05/15/28	100,000	105,173
CNA Financial Corp.
3.45%, 08/15/27 (a)	100,000	98,640
3.90%, 05/01/29 (a)	180,000	176,405
2.05%, 08/15/30 (a)	140,000	124,663
CNO Financial Group, Inc.
5.25%, 05/30/29 (a)	140,000	140,279
Corebridge Financial, Inc.
3.65%, 04/05/27 (a)	285,000	282,475
3.85%, 04/05/29 (a)	250,000	244,222
6.88%, 12/15/52 (a)(b)	250,000	252,937
Elevance Health, Inc.
3.65%, 12/01/27 (a)	365,000	360,952
4.10%, 03/01/28 (a)	300,000	298,188
4.00%, 09/15/28 (a)	160,000	158,637
5.15%, 06/15/29 (a)	180,000	183,427
2.88%, 09/15/29 (a)	245,000	232,199
4.75%, 02/15/30 (a)	200,000	201,418
2.25%, 05/15/30 (a)	250,000	227,842
2.55%, 03/15/31 (a)	220,000	198,568
Enact Holdings, Inc.
6.25%, 05/28/29 (a)	175,000	180,183
Enstar Group Ltd.
4.95%, 06/01/29 (a)	150,000	149,536
Equitable Holdings, Inc.
4.35%, 04/20/28 (a)	290,000	289,258
Essent Group Ltd.
6.25%, 07/01/29 (a)	155,000	160,388
F&G Annuities & Life, Inc.
7.40%, 01/13/28 (a)	135,000	137,700
6.50%, 06/04/29 (a)	160,000	160,816
Fairfax Financial Holdings Ltd.
4.85%, 04/17/28 (a)	135,000	135,797
4.63%, 04/29/30 (a)	175,000	174,352
3.38%, 03/03/31 (a)	140,000	130,735
Fidelity National Financial, Inc.
4.50%, 08/15/28 (a)	85,000	84,778
3.40%, 06/15/30 (a)	215,000	202,379
2.45%, 03/15/31 (a)	130,000	114,800
First American Financial Corp.
4.00%, 05/15/30 (a)	100,000	95,581
Globe Life, Inc.
4.55%, 09/15/28 (a)	120,000	119,879
2.15%, 08/15/30 (a)	80,000	71,918
Hanover Insurance Group, Inc.
2.50%, 09/01/30 (a)	60,000	54,503
Hartford Insurance Group, Inc.
2.80%, 08/19/29 (a)	130,000	123,213
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Horace Mann Educators Corp.
7.25%, 09/15/28 (a)	70,000	73,923
4.70%, 10/01/30 (a)	80,000	78,930
Humana, Inc.
5.75%, 03/01/28 (a)	130,000	132,588
5.75%, 12/01/28 (a)	100,000	102,571
3.70%, 03/23/29 (a)	145,000	140,994
3.13%, 08/15/29 (a)	120,000	114,264
4.88%, 04/01/30 (a)	150,000	149,643
Jackson Financial, Inc.
5.17%, 06/08/27 (a)	100,000	100,647
Kemper Corp.
2.40%, 09/30/30 (a)	95,000	83,111
Lincoln National Corp.
3.80%, 03/01/28 (a)	100,000	98,775
3.05%, 01/15/30 (a)	100,000	94,195
3.40%, 01/15/31 (a)	120,000	111,908
Loews Corp.
3.20%, 05/15/30 (a)	115,000	109,368
Manulife Financial Corp.
2.48%, 05/19/27 (a)	60,000	58,765
Markel Group, Inc.
3.50%, 11/01/27 (a)	140,000	137,927
3.35%, 09/17/29 (a)	75,000	71,931
Marsh & McLennan Cos., Inc.
4.55%, 11/08/27 (a)	220,000	221,069
4.38%, 03/15/29 (a)	325,000	325,637
4.65%, 03/15/30 (a)	255,000	256,844
2.25%, 11/15/30 (a)	200,000	180,914
MetLife, Inc.
4.55%, 03/23/30 (a)	275,000	276,826
MGIC Investment Corp.
5.25%, 08/15/28 (a)	175,000	174,828
NMI Holdings, Inc.
6.00%, 08/15/29 (a)	115,000	117,621
PartnerRe Finance B LLC
3.70%, 07/02/29 (a)	145,000	141,127
4.50%, 10/01/50 (a)(b)(e)	110,000	105,431
Principal Financial Group, Inc.
3.70%, 05/15/29 (a)	135,000	131,821
2.13%, 06/15/30 (a)	100,000	90,460
Progressive Corp.
4.00%, 03/01/29 (a)	140,000	139,406
6.63%, 03/01/29	50,000	53,359
3.20%, 03/26/30 (a)	100,000	95,747
4.60%, 03/26/31 (a)	120,000	120,298
Prudential Financial, Inc.
3.88%, 03/27/28 (a)	130,000	129,263
2.10%, 03/10/30 (a)	150,000	138,192
4.50%, 09/15/47 (a)(b)	185,000	180,601
5.70%, 09/15/48 (a)(b)	270,000	267,505
3.70%, 10/01/50 (a)(b)	170,000	154,600
Prudential Funding Asia PLC
3.13%, 04/14/30	255,000	242,811
Radian Group, Inc.
6.20%, 05/15/29 (a)	120,000	124,094
Reinsurance Group of America, Inc.
3.90%, 05/15/29 (a)	150,000	146,754
3.15%, 06/15/30 (a)	120,000	112,294
RenaissanceRe Finance, Inc.
3.45%, 07/01/27 (a)	95,000	94,048
RenaissanceRe Holdings Ltd.
3.60%, 04/15/29 (a)	150,000	145,656

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
SiriusPoint Ltd.
7.00%, 04/05/29 (a)	90,000	93,994
UnitedHealth Group, Inc.
3.38%, 04/15/27	180,000	178,384
4.60%, 04/15/27 (a)	135,000	135,454
3.70%, 05/15/27 (a)	180,000	178,967
2.95%, 10/15/27	200,000	196,480
5.25%, 02/15/28 (a)	255,000	259,501
3.85%, 06/15/28	315,000	312,782
4.40%, 06/15/28 (a)	140,000	140,448
3.88%, 12/15/28	180,000	178,256
4.25%, 01/15/29 (a)	315,000	314,707
4.70%, 04/15/29 (a)	95,000	95,929
4.00%, 05/15/29 (a)	290,000	287,010
2.88%, 08/15/29	290,000	276,570
4.80%, 01/15/30 (a)	325,000	328,848
5.30%, 02/15/30 (a)	310,000	319,095
2.00%, 05/15/30	275,000	249,235
4.65%, 01/15/31 (a)	190,000	190,980
Unum Group
4.00%, 06/15/29 (a)	90,000	88,332
Voya Financial, Inc.
4.70%, 01/23/48 (a)(b)	85,000	80,703
Willis North America, Inc.
4.65%, 06/15/27 (a)	170,000	170,331
4.50%, 09/15/28 (a)	230,000	229,841
2.95%, 09/15/29 (a)	165,000	156,283
4.55%, 03/15/31 (a)	170,000	167,814
		25,125,898
REITs 3.2%
Agree LP
2.00%, 06/15/28 (a)	85,000	80,500
2.90%, 10/01/30 (a)	70,000	64,754
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/28 (a)	90,000	89,128
4.50%, 07/30/29 (a)	90,000	89,540
2.75%, 12/15/29 (a)	135,000	126,043
4.70%, 07/01/30 (a)	85,000	84,616
4.90%, 12/15/30 (a)	175,000	175,595
American Assets Trust LP
3.38%, 02/01/31 (a)	125,000	112,782
American Homes 4 Rent LP
4.25%, 02/15/28 (a)	100,000	99,533
4.90%, 02/15/29 (a)	180,000	181,148
4.95%, 06/15/30 (a)	120,000	120,430
AvalonBay Communities, Inc.
3.35%, 05/15/27 (a)	105,000	104,072
3.20%, 01/15/28 (a)	85,000	83,449
1.90%, 12/01/28 (a)	85,000	79,915
3.30%, 06/01/29 (a)	120,000	116,266
2.30%, 03/01/30 (a)	155,000	143,119
4.35%, 12/01/30 (a)	140,000	138,586
2.45%, 01/15/31 (a)	105,000	95,554
Boston Properties LP
6.75%, 12/01/27 (a)	165,000	170,663
4.50%, 12/01/28 (a)	245,000	243,851
3.40%, 06/21/29 (a)	200,000	191,818
2.90%, 03/15/30 (a)	170,000	157,712
3.25%, 01/30/31 (a)	290,000	267,792
Brixmor Operating Partnership LP
2.25%, 04/01/28 (a)	80,000	76,800
4.13%, 05/15/29 (a)	180,000	177,680
4.05%, 07/01/30 (a)	180,000	175,185
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Camden Property Trust
4.10%, 10/15/28 (a)	125,000	124,421
3.15%, 07/01/29 (a)	170,000	163,037
2.80%, 05/15/30 (a)	165,000	154,166
COPT Defense Properties LP
2.00%, 01/15/29 (a)	105,000	98,073
4.50%, 10/15/30 (a)	100,000	98,683
Cousins Properties LP
5.25%, 07/15/30 (a)	115,000	116,536
CubeSmart LP
2.25%, 12/15/28 (a)	105,000	99,140
4.38%, 02/15/29 (a)	80,000	79,516
3.00%, 02/15/30 (a)	90,000	84,823
2.00%, 02/15/31 (a)	125,000	109,825
Digital Realty Trust LP
3.70%, 08/15/27 (a)	275,000	272,165
5.55%, 01/15/28 (a)	205,000	208,710
4.45%, 07/15/28 (a)	150,000	149,694
3.60%, 07/01/29 (a)	185,000	179,789
DOC Dr. LLC
3.95%, 01/15/28 (a)	80,000	79,205
EPR Properties
4.50%, 06/01/27 (a)	150,000	149,428
4.95%, 04/15/28 (a)	85,000	84,972
3.75%, 08/15/29 (a)	120,000	115,051
4.75%, 11/15/30 (a)	185,000	180,625
ERP Operating LP
3.25%, 08/01/27 (a)	150,000	147,957
3.50%, 03/01/28 (a)	155,000	152,752
4.15%, 12/01/28 (a)	90,000	89,654
3.00%, 07/01/29 (a)	90,000	86,183
2.50%, 02/15/30 (a)	170,000	158,454
Essex Portfolio LP
3.63%, 05/01/27 (a)	100,000	99,155
1.70%, 03/01/28 (a)	125,000	118,674
4.00%, 03/01/29 (a)	75,000	73,836
3.00%, 01/15/30 (a)	165,000	155,463
1.65%, 01/15/31 (a)	60,000	51,979
Extra Space Storage LP
3.88%, 12/15/27 (a)	40,000	39,636
5.70%, 04/01/28 (a)	170,000	173,638
3.90%, 04/01/29 (a)	115,000	112,790
4.00%, 06/15/29 (a)	110,000	108,284
5.50%, 07/01/30 (a)	205,000	210,420
2.20%, 10/15/30 (a)	80,000	71,694
5.90%, 01/15/31 (a)	160,000	167,226
Federal Realty OP LP
3.25%, 07/15/27 (a)	150,000	147,834
5.38%, 05/01/28 (a)	95,000	96,580
3.20%, 06/15/29 (a)	100,000	96,332
3.50%, 06/01/30 (a)	70,000	66,908
First Industrial LP
5.25%, 01/15/31 (a)	110,000	111,210
Healthcare Realty Holdings LP
3.75%, 07/01/27 (a)	140,000	138,729
3.10%, 02/15/30 (a)	175,000	164,745
2.00%, 03/15/31 (a)	170,000	147,604
Healthpeak OP LLC
2.13%, 12/01/28 (a)	85,000	80,125
3.50%, 07/15/29 (a)	215,000	207,948
3.00%, 01/15/30 (a)	165,000	155,346
2.88%, 01/15/31 (a)	140,000	128,632
Highwoods Realty LP
4.13%, 03/15/28 (a)	90,000	88,750
4.20%, 04/15/29 (a)	85,000	82,742

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.05%, 02/15/30 (a)	130,000	120,011
2.60%, 02/01/31 (a)	100,000	88,588
Host Hotels & Resorts LP
4.25%, 12/15/28 (a)	90,000	89,015
3.38%, 12/15/29 (a)	160,000	152,114
3.50%, 09/15/30 (a)	225,000	211,599
Invitation Homes Operating Partnership LP
2.30%, 11/15/28 (a)	140,000	131,792
5.45%, 08/15/30 (a)	135,000	137,029
Kilroy Realty LP
4.75%, 12/15/28 (a)	105,000	104,252
4.25%, 08/15/29 (a)	115,000	111,214
3.05%, 02/15/30 (a)	130,000	118,751
Kimco Realty OP LLC
3.80%, 04/01/27 (a)	105,000	104,568
1.90%, 03/01/28 (a)	100,000	95,743
2.70%, 10/01/30 (a)	100,000	92,970
Kite Realty Group Trust
4.75%, 09/15/30 (a)	80,000	80,085
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
5.50%, 08/01/30 (a)	190,000	190,479
Lineage OP LP
5.25%, 07/15/30 (a)	145,000	144,840
LXP Industrial Trust
2.70%, 09/15/30 (a)	80,000	73,020
Mid-America Apartments LP
3.60%, 06/01/27 (a)	145,000	143,981
4.20%, 06/15/28 (a)	100,000	99,869
3.95%, 03/15/29 (a)	100,000	98,917
2.75%, 03/15/30 (a)	155,000	145,314
1.70%, 02/15/31 (a)	100,000	87,133
National Health Investors, Inc.
3.00%, 02/01/31 (a)	100,000	90,111
NNN REIT, Inc.
3.50%, 10/15/27 (a)	130,000	128,527
4.30%, 10/15/28 (a)	100,000	99,708
2.50%, 04/15/30 (a)	95,000	87,487
4.60%, 02/15/31 (a)	125,000	124,280
Omega Healthcare Investors, Inc.
4.50%, 04/01/27 (a)	155,000	154,767
4.75%, 01/15/28 (a)	140,000	140,101
3.63%, 10/01/29 (a)	185,000	177,800
5.20%, 07/01/30 (a)	145,000	145,786
3.38%, 02/01/31 (a)	175,000	161,906
Piedmont Operating Partnership LP
6.88%, 07/15/29 (a)	140,000	146,583
3.15%, 08/15/30 (a)	60,000	54,005
Prologis LP
2.13%, 04/15/27 (a)	155,000	151,908
3.38%, 12/15/27 (a)	100,000	98,666
4.88%, 06/15/28 (a)	145,000	146,762
3.88%, 09/15/28 (a)	95,000	94,090
4.00%, 09/15/28 (a)	115,000	114,354
4.38%, 02/01/29 (a)	130,000	130,161
2.88%, 11/15/29 (a)	115,000	109,125
2.25%, 04/15/30 (a)	230,000	211,853
1.75%, 07/01/30 (a)	75,000	67,004
1.25%, 10/15/30 (a)	150,000	130,332
4.75%, 01/15/31 (a)	120,000	121,255
1.75%, 02/01/31 (a)	100,000	87,892
1.63%, 03/15/31 (a)	90,000	78,680
Public Storage Operating Co.
3.09%, 09/15/27 (a)	145,000	142,982
1.85%, 05/01/28 (a)	155,000	147,808
1.95%, 11/09/28 (a)	130,000	122,789
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.13%, 01/15/29 (a)(e)	115,000	117,752
3.39%, 05/01/29 (a)	145,000	141,491
4.38%, 07/01/30 (a)	120,000	119,906
Realty Income Corp.
3.95%, 08/15/27 (a)	100,000	99,502
3.40%, 01/15/28 (a)	105,000	103,279
3.65%, 01/15/28 (a)	135,000	133,523
2.10%, 03/15/28 (a)	135,000	129,453
2.20%, 06/15/28 (a)	145,000	138,476
4.70%, 12/15/28 (a)	145,000	146,076
3.95%, 02/01/29 (a)	85,000	84,068
4.75%, 02/15/29 (a)	100,000	100,965
3.25%, 06/15/29 (a)	105,000	101,201
4.00%, 07/15/29 (a)	115,000	113,641
3.10%, 12/15/29 (a)	150,000	143,028
3.40%, 01/15/30 (a)	125,000	119,992
4.85%, 03/15/30 (a)	160,000	161,973
3.25%, 01/15/31 (a)	220,000	207,088
3.20%, 02/15/31 (a)	100,000	93,764
Regency Centers LP
4.13%, 03/15/28 (a)	80,000	79,804
2.95%, 09/15/29 (a)	170,000	162,035
3.70%, 06/15/30 (a)	140,000	135,703
Rexford Industrial Realty LP
5.00%, 06/15/28 (a)	65,000	65,701
2.13%, 12/01/30 (a)	110,000	97,504
Sabra Health Care LP
3.90%, 10/15/29 (a)	80,000	77,726
Simon Property Group LP
3.38%, 06/15/27 (a)	135,000	133,641
3.38%, 12/01/27 (a)	230,000	226,906
1.75%, 02/01/28 (a)	250,000	239,292
2.45%, 09/13/29 (a)	290,000	271,901
2.65%, 07/15/30 (a)	200,000	185,964
4.38%, 10/01/30 (a)	195,000	193,974
4.30%, 01/15/31 (a)	200,000	197,400
2.20%, 02/01/31 (a)	150,000	134,553
Store Capital LLC
4.50%, 03/15/28 (a)	80,000	79,608
4.63%, 03/15/29 (a)	85,000	84,175
5.40%, 04/30/30 (a)	75,000	75,478
2.75%, 11/18/30 (a)	85,000	76,702
4.95%, 02/11/31 (a)(d)	125,000	124,020
Sun Communities Operating LP
2.30%, 11/01/28 (a)	115,000	108,887
Tanger Properties LP
3.88%, 07/15/27 (a)	75,000	74,403
UDR, Inc.
3.50%, 07/01/27 (a)	110,000	108,897
3.50%, 01/15/28 (a)	70,000	68,911
4.40%, 01/26/29 (a)	65,000	64,870
3.20%, 01/15/30 (a)	140,000	133,584
Ventas Realty LP
3.85%, 04/01/27 (a)	65,000	64,613
4.00%, 03/01/28 (a)	170,000	168,356
4.40%, 01/15/29 (a)	160,000	159,221
3.00%, 01/15/30 (a)	150,000	141,471
4.75%, 11/15/30 (a)	110,000	110,309
Welltower OP LLC
4.25%, 04/15/28 (a)	215,000	214,910
2.05%, 01/15/29 (a)	120,000	112,948
4.13%, 03/15/29 (a)	135,000	134,313
3.10%, 01/15/30 (a)	150,000	142,773
4.50%, 07/01/30 (a)	325,000	325,003
2.75%, 01/15/31 (a)	140,000	128,874

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WP Carey, Inc.
3.85%, 07/15/29 (a)	100,000	97,684
4.65%, 07/15/30 (a)	145,000	144,152
		23,215,120
		296,951,733

Industrial 51.6%
Basic Industry 2.0%
Air Products & Chemicals, Inc.
1.85%, 05/15/27 (a)	190,000	185,539
4.30%, 06/11/28 (a)	130,000	130,460
4.60%, 02/08/29 (a)	155,000	156,652
2.05%, 05/15/30 (a)	230,000	209,728
4.75%, 02/08/31 (a)	150,000	152,166
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28 (a)	235,000	228,147
3.75%, 10/01/30 (a)	220,000	211,539
ArcelorMittal SA
6.55%, 11/29/27 (a)	290,000	298,900
4.25%, 07/16/29	135,000	134,522
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (a)	230,000	232,222
5.10%, 09/08/28 (a)	150,000	152,821
5.00%, 02/21/30 (a)	225,000	229,405
5.25%, 09/08/30 (a)	200,000	205,902
Cabot Corp.
4.00%, 07/01/29 (a)	75,000	74,138
Dow Chemical Co.
4.80%, 11/30/28 (a)	160,000	160,666
7.38%, 11/01/29	175,000	189,430
2.10%, 11/15/30 (a)	190,000	167,187
4.80%, 01/15/31 (a)	180,000	177,862
DuPont de Nemours, Inc.
4.73%, 11/15/28 (a)	185,000	186,123
4.73%, 11/15/28 (a)(d)	197,000	197,729
Eastman Chemical Co.
4.50%, 12/01/28 (a)	110,000	110,077
5.00%, 08/01/29 (a)	205,000	207,050
4.50%, 02/20/31 (a)	150,000	146,808
Ecolab, Inc.
3.25%, 12/01/27 (a)	135,000	133,314
5.25%, 01/15/28 (a)	130,000	132,413
4.30%, 06/15/28 (a)	100,000	100,265
4.80%, 03/24/30 (a)	195,000	198,083
1.30%, 01/30/31 (a)	175,000	151,401
EIDP, Inc.
2.30%, 07/15/30 (a)	115,000	105,905
Freeport-McMoRan, Inc.
5.00%, 09/01/27 (a)	185,000	185,100
4.13%, 03/01/28 (a)	135,000	134,064
4.38%, 08/01/28 (a)	125,000	124,278
5.25%, 09/01/29 (a)	95,000	95,941
4.25%, 03/01/30 (a)	150,000	147,225
4.63%, 08/01/30 (a)	95,000	94,526
Georgia-Pacific LLC
7.75%, 11/15/29	160,000	178,202
International Flavors & Fragrances, Inc.
4.45%, 09/26/28 (a)	60,000	59,874
Linde, Inc.
1.10%, 08/10/30 (a)	205,000	179,477
LYB International Finance III LLC
2.25%, 10/01/30 (a)	105,000	93,830
5.13%, 01/15/31 (a)	120,000	120,234
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mosaic Co.
4.05%, 11/15/27 (a)	165,000	163,909
5.38%, 11/15/28 (a)	100,000	102,184
4.35%, 01/15/29 (a)	110,000	109,475
4.60%, 11/15/30 (a)	120,000	119,093
NewMarket Corp.
2.70%, 03/18/31 (a)	90,000	81,230
Newmont Corp./Newcrest Finance Pty. Ltd.
3.25%, 05/13/30 (a)	149,000	143,640
Nucor Corp.
4.30%, 05/23/27 (a)	170,000	170,320
3.95%, 05/01/28 (a)	90,000	89,443
2.70%, 06/01/30 (a)	140,000	130,696
4.65%, 06/01/30 (a)	125,000	126,159
Nutrien Ltd.
5.20%, 06/21/27 (a)	145,000	146,424
4.90%, 03/27/28 (a)	185,000	186,663
4.20%, 04/01/29 (a)	200,000	198,624
2.95%, 05/13/30 (a)	75,000	70,376
Packaging Corp. of America
3.40%, 12/15/27 (a)	100,000	98,385
3.00%, 12/15/29 (a)	165,000	156,801
PPG Industries, Inc.
3.75%, 03/15/28 (a)	175,000	173,434
2.80%, 08/15/29 (a)	90,000	85,756
2.55%, 06/15/30 (a)	90,000	83,652
4.38%, 03/15/31 (a)	170,000	167,724
Reliance, Inc.
2.15%, 08/15/30 (a)	90,000	80,904
Rio Tinto Alcan, Inc.
7.25%, 03/15/31	110,000	122,950
Rio Tinto Finance USA Ltd.
7.13%, 07/15/28	190,000	201,700
Rio Tinto Finance USA PLC
4.50%, 03/14/28 (a)	240,000	241,334
4.88%, 03/14/30 (a)	410,000	416,445
Rohm & Haas Co.
7.85%, 07/15/29	20,000	21,911
RPM International, Inc.
4.55%, 03/01/29 (a)	100,000	100,341
Sherwin-Williams Co.
3.45%, 06/01/27 (a)	355,000	351,404
4.55%, 03/01/28 (a)	130,000	130,572
4.30%, 08/15/28 (a)	155,000	154,609
2.95%, 08/15/29 (a)	180,000	171,655
2.30%, 05/15/30 (a)	135,000	123,547
4.50%, 08/15/30 (a)	125,000	124,839
Smurfit Kappa Treasury ULC
5.20%, 01/15/30 (a)	200,000	203,838
Steel Dynamics, Inc.
1.65%, 10/15/27 (a)	75,000	72,014
4.00%, 12/15/28 (a)	140,000	138,736
3.45%, 04/15/30 (a)	150,000	143,526
3.25%, 01/15/31 (a)	120,000	112,607
Suzano Austria GmbH
2.50%, 09/15/28 (a)	165,000	156,704
6.00%, 01/15/29 (a)	410,000	419,332
5.00%, 01/15/30 (a)	285,000	280,793
3.75%, 01/15/31 (a)	290,000	269,187
Vale Overseas Ltd.
3.75%, 07/08/30 (a)	340,000	323,731
Westlake Corp.
3.38%, 06/15/30 (a)	90,000	85,493
WestRock MWV LLC
8.20%, 01/15/30	70,000	78,464

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Weyerhaeuser Co.
6.95%, 10/01/27	100,000	103,286
4.00%, 11/15/29 (a)	195,000	191,217
4.00%, 04/15/30 (a)	210,000	204,534
WRKCo, Inc.
4.00%, 03/15/28 (a)	115,000	114,393
3.90%, 06/01/28 (a)	175,000	172,903
4.90%, 03/15/29 (a)	170,000	171,686
		14,467,848
Capital Goods 5.8%
3M Co.
2.88%, 10/15/27 (a)	220,000	215,756
3.63%, 09/14/28 (a)	175,000	172,566
3.38%, 03/01/29 (a)	205,000	199,365
2.38%, 08/26/29 (a)	240,000	225,149
4.80%, 03/15/30 (a)	150,000	151,655
3.05%, 04/15/30 (a)	130,000	123,218
ABB Finance USA, Inc.
3.80%, 04/03/28 (a)	145,000	144,124
Acuity Brands Lighting, Inc.
2.15%, 12/15/30 (a)	110,000	97,670
Allegion PLC
3.50%, 10/01/29 (a)	85,000	81,940
Allegion U.S. Holding Co., Inc.
3.55%, 10/01/27 (a)	90,000	88,804
Amcor Finance USA, Inc.
4.50%, 05/15/28 (a)	150,000	150,167
Amcor Flexibles North America, Inc.
4.80%, 03/17/28	240,000	241,586
4.25%, 03/08/29 (a)	180,000	178,378
5.10%, 03/17/30 (a)	190,000	192,139
2.63%, 06/19/30 (a)	105,000	96,816
Amcor Group Finance PLC
5.45%, 05/23/29 (a)	135,000	138,379
Amphenol Corp.
5.05%, 04/05/27 (a)	85,000	85,646
3.80%, 11/15/27	185,000	183,995
4.38%, 06/12/28 (a)	140,000	140,417
3.90%, 11/15/28 (a)	215,000	213,355
5.05%, 04/05/29 (a)	145,000	148,091
4.35%, 06/01/29 (a)	100,000	100,269
2.80%, 02/15/30 (a)	220,000	207,368
4.13%, 11/15/30 (a)	250,000	246,512
Amrize Finance U.S. LLC
4.60%, 04/07/27	170,000	170,513
4.70%, 04/07/28 (a)	125,000	125,735
4.95%, 04/07/30 (a)	315,000	318,629
AptarGroup, Inc.
4.75%, 03/30/31 (a)	150,000	149,025
Avery Dennison Corp.
4.88%, 12/06/28 (a)	130,000	131,372
2.65%, 04/30/30 (a)	150,000	138,683
Berry Global, Inc.
5.50%, 04/15/28 (a)	75,000	76,460
Boeing Co.
5.04%, 05/01/27 (a)	430,000	432,331
6.26%, 05/01/27 (a)	295,000	300,077
3.25%, 02/01/28 (a)	305,000	298,982
3.25%, 03/01/28 (a)	120,000	117,511
3.45%, 11/01/28 (a)	120,000	117,325
3.20%, 03/01/29 (a)	275,000	265,213
6.30%, 05/01/29 (a)	375,000	394,046
2.95%, 02/01/30 (a)	180,000	169,438
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.15%, 05/01/30 (a)	1,050,000	1,066,768
3.63%, 02/01/31 (a)	350,000	333,035
Carlisle Cos., Inc.
3.75%, 12/01/27 (a)	195,000	192,853
2.75%, 03/01/30 (a)	175,000	163,683
Carrier Global Corp.
2.72%, 02/15/30 (a)	465,000	434,914
2.70%, 02/15/31 (a)(d)	175,000	160,678
Caterpillar Financial Services Corp.
5.00%, 05/14/27	265,000	267,690
3.60%, 08/12/27	155,000	154,251
1.10%, 09/14/27	180,000	172,724
4.40%, 10/15/27	165,000	165,812
4.60%, 11/15/27	205,000	206,841
3.70%, 01/10/28	120,000	119,383
4.40%, 03/03/28	100,000	100,532
4.10%, 08/15/28	150,000	149,906
3.95%, 11/14/28	230,000	228,926
4.85%, 02/27/29	195,000	198,586
4.38%, 08/16/29	190,000	190,832
4.70%, 11/15/29	265,000	268,853
4.80%, 01/08/30	145,000	148,457
4.15%, 01/08/31	120,000	118,931
Caterpillar, Inc.
2.60%, 09/19/29 (a)	85,000	80,661
2.60%, 04/09/30 (a)	250,000	234,742
1.90%, 03/12/31 (a)	110,000	98,104
CNH Industrial Capital LLC
4.50%, 10/08/27 (a)	140,000	140,003
4.75%, 03/21/28 (a)	110,000	110,650
4.55%, 04/10/28 (a)	130,000	130,100
5.50%, 01/12/29 (a)	140,000	143,590
5.10%, 04/20/29 (a)	175,000	177,366
4.50%, 10/16/30 (a)	125,000	123,579
4.38%, 03/07/31 (a)	120,000	117,292
CNH Industrial NV
3.85%, 11/15/27 (a)	130,000	128,961
CRH America Finance, Inc.
4.40%, 02/09/31 (a)	250,000	246,847
CRH SMW Finance DAC
5.20%, 05/21/29 (a)	250,000	255,627
5.13%, 01/09/30 (a)	210,000	213,667
Deere & Co.
5.38%, 10/16/29	145,000	150,567
3.10%, 04/15/30 (a)	175,000	167,156
7.13%, 03/03/31	80,000	89,557
Deere Funding Canada Corp.
4.15%, 10/09/30 (a)	135,000	133,362
Dover Corp.
2.95%, 11/04/29 (a)	105,000	99,730
Eaton Capital ULC
4.45%, 05/09/30 (a)	205,000	205,166
Eaton Corp.
3.10%, 09/15/27 (a)	190,000	187,395
3.85%, 03/06/28	300,000	297,948
4.35%, 05/18/28 (a)	100,000	100,224
3.95%, 03/06/29 (a)	300,000	297,048
4.20%, 03/06/31 (a)	370,000	364,890
Emerson Electric Co.
1.80%, 10/15/27 (a)	35,000	33,851
2.00%, 12/21/28 (a)	285,000	269,733
1.95%, 10/15/30 (a)	205,000	184,584
Ferguson Enterprises, Inc.
4.35%, 03/15/31 (a)	180,000	177,278

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Flowserve Corp.
3.50%, 10/01/30 (a)	110,000	103,576
Fortune Brands Innovations, Inc.
3.25%, 09/15/29 (a)	125,000	119,268
GE Vernova, Inc.
4.25%, 02/04/31 (a)	150,000	148,326
General Dynamics Corp.
3.50%, 04/01/27 (a)	155,000	154,213
2.63%, 11/15/27 (a)	190,000	185,894
3.75%, 05/15/28 (a)	215,000	213,830
3.63%, 04/01/30 (a)	270,000	262,192
General Electric Co.
4.30%, 07/29/30 (a)	225,000	224,554
HEICO Corp.
5.25%, 08/01/28 (a)	150,000	152,894
Honeywell Aerospace, Inc.
3.90%, 03/16/28 (d)	310,000	307,849
4.00%, 03/16/29 (a)(d)	310,000	307,284
4.30%, 03/16/31 (a)(d)	490,000	485,129
Honeywell International, Inc.
2.70%, 08/15/29 (a)	205,000	194,479
1.95%, 06/01/30 (a)	230,000	208,601
Howmet Aerospace, Inc.
6.75%, 01/15/28	95,000	99,019
3.00%, 01/15/29 (a)	130,000	125,450
Hubbell, Inc.
3.15%, 08/15/27 (a)	90,000	88,602
3.50%, 02/15/28 (a)	100,000	98,606
2.30%, 03/15/31 (a)	70,000	63,480
Huntington Ingalls Industries, Inc.
3.48%, 12/01/27 (a)	135,000	132,917
2.04%, 08/16/28 (a)	140,000	132,737
5.35%, 01/15/30 (a)	135,000	137,661
4.20%, 05/01/30 (a)	140,000	137,523
IDEX Corp.
4.95%, 09/01/29 (a)	115,000	116,370
3.00%, 05/01/30 (a)	155,000	145,844
Ingersoll Rand, Inc.
5.20%, 06/15/27 (a)	155,000	156,401
5.40%, 08/14/28 (a)	100,000	102,312
5.18%, 06/15/29 (a)	200,000	204,774
John Deere Capital Corp.
4.90%, 06/11/27	180,000	181,827
4.20%, 07/15/27	175,000	175,551
2.80%, 09/08/27	120,000	117,900
4.15%, 09/15/27	170,000	170,357
3.05%, 01/06/28	115,000	113,105
4.65%, 01/07/28	120,000	121,121
4.75%, 01/20/28	235,000	238,257
4.90%, 03/03/28	230,000	234,055
1.50%, 03/06/28	125,000	119,234
4.25%, 06/05/28	230,000	230,941
4.95%, 07/14/28	350,000	356,867
4.50%, 01/16/29	260,000	262,545
3.45%, 03/07/29	150,000	147,222
3.90%, 03/09/29	170,000	168,793
3.35%, 04/18/29	170,000	165,762
4.85%, 06/11/29	210,000	213,940
2.80%, 07/18/29	220,000	210,437
4.85%, 10/11/29	105,000	107,872
2.45%, 01/09/30	145,000	136,349
4.55%, 06/05/30	150,000	151,031
4.70%, 06/10/30	190,000	192,656
4.38%, 10/15/30	130,000	129,926
1.45%, 01/15/31	155,000	136,189
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.90%, 03/07/31	220,000	224,611
4.20%, 03/10/31	120,000	118,856
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
5.50%, 04/19/29 (a)	205,000	211,785
1.75%, 09/15/30 (a)	120,000	106,672
Kennametal, Inc.
4.63%, 06/15/28 (a)	80,000	80,338
2.80%, 03/01/31 (a)	70,000	63,335
L3Harris Technologies, Inc.
4.40%, 06/15/28 (a)	380,000	380,264
5.05%, 06/01/29 (a)	280,000	284,897
2.90%, 12/15/29 (a)	100,000	94,447
1.80%, 01/15/31 (a)	140,000	122,625
Leggett & Platt, Inc.
3.50%, 11/15/27 (a)	120,000	117,463
4.40%, 03/15/29 (a)	135,000	131,946
Lennox International, Inc.
1.70%, 08/01/27 (a)	135,000	130,522
5.50%, 09/15/28 (a)	115,000	117,231
Lockheed Martin Corp.
5.10%, 11/15/27 (a)(e)	190,000	193,276
4.45%, 05/15/28 (a)	145,000	145,937
4.15%, 08/15/28 (a)	85,000	85,087
4.50%, 02/15/29 (a)	185,000	186,526
1.85%, 06/15/30 (a)	110,000	99,459
4.40%, 08/15/30 (a)	215,000	215,310
Martin Marietta Materials, Inc.
3.45%, 06/01/27 (a)	85,000	84,042
3.50%, 12/15/27 (a)	105,000	103,510
2.50%, 03/15/30 (a)	145,000	134,237
Masco Corp.
3.50%, 11/15/27 (a)	130,000	128,202
1.50%, 02/15/28 (a)	185,000	175,219
2.00%, 10/01/30 (a)	110,000	97,881
2.00%, 02/15/31 (a)	125,000	110,370
Mohawk Industries, Inc.
5.85%, 09/18/28 (a)	175,000	180,094
3.63%, 05/15/30 (a)	105,000	100,678
Nordson Corp.
5.60%, 09/15/28 (a)	100,000	102,283
4.50%, 12/15/29 (a)	135,000	134,853
Northrop Grumman Corp.
3.25%, 01/15/28 (a)	535,000	525,830
4.60%, 02/01/29 (a)	95,000	95,658
4.40%, 05/01/30 (a)	235,000	234,471
4.65%, 07/15/30 (a)	100,000	100,665
nVent Finance SARL
4.55%, 04/15/28 (a)	125,000	124,753
Oshkosh Corp.
4.60%, 05/15/28 (a)	95,000	95,078
3.10%, 03/01/30 (a)(e)	85,000	79,964
Otis Worldwide Corp.
2.29%, 04/05/27 (a)	130,000	127,482
5.25%, 08/16/28 (a)	195,000	199,046
2.57%, 02/15/30 (a)	360,000	334,256
Owens Corning
5.50%, 06/15/27 (a)	70,000	70,881
3.95%, 08/15/29 (a)	130,000	127,806
3.50%, 02/15/30 (a)	100,000	96,137
3.88%, 06/01/30 (a)	75,000	72,630
Parker-Hannifin Corp.
4.25%, 09/15/27 (a)	245,000	245,061
3.25%, 06/14/29 (a)	210,000	203,633
4.50%, 09/15/29 (a)	260,000	261,563

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Pentair Finance SARL
4.50%, 07/01/29 (a)	105,000	104,467
Regal Rexnord Corp.
6.05%, 04/15/28 (a)	345,000	354,001
6.30%, 02/15/30 (a)	240,000	251,669
Republic Services, Inc.
3.38%, 11/15/27 (a)	160,000	158,061
3.95%, 05/15/28 (a)	125,000	124,316
4.88%, 04/01/29 (a)	195,000	197,993
5.00%, 11/15/29 (a)	100,000	102,173
2.30%, 03/01/30 (a)	180,000	166,246
4.75%, 07/15/30 (a)	165,000	167,069
1.45%, 02/15/31 (a)	175,000	151,741
Rockwell Automation, Inc.
3.50%, 03/01/29 (a)	100,000	98,234
RTX Corp.
3.13%, 05/04/27 (a)	255,000	251,830
7.20%, 08/15/27	115,000	119,580
4.13%, 11/16/28 (a)	760,000	757,142
5.75%, 01/15/29 (a)	165,000	171,204
7.50%, 09/15/29	135,000	148,303
2.25%, 07/01/30 (a)	195,000	178,505
6.00%, 03/15/31 (a)	260,000	276,354
Sonoco Products Co.
4.60%, 09/01/29 (a)	145,000	144,697
3.13%, 05/01/30 (a)	100,000	94,083
Spirit AeroSystems, Inc.
4.60%, 06/15/28 (a)	150,000	150,090
Stanley Black & Decker, Inc.
6.00%, 03/06/28 (a)	105,000	108,260
4.25%, 11/15/28 (a)	150,000	149,754
2.30%, 03/15/30 (a)	170,000	155,292
Textron, Inc.
3.38%, 03/01/28 (a)	170,000	167,039
3.90%, 09/17/29 (a)	65,000	63,650
3.00%, 06/01/30 (a)	160,000	150,789
2.45%, 03/15/31 (a)	110,000	99,215
Timken Co.
4.50%, 12/15/28 (a)	110,000	109,861
Trane Technologies Financing Ltd.
3.80%, 03/21/29 (a)	145,000	143,253
Trane Technologies Holdco, Inc.
3.75%, 08/21/28 (a)	165,000	163,645
Tyco Electronics Group SA
3.13%, 08/15/27 (a)	155,000	152,883
4.63%, 02/01/30 (a)	70,000	70,788
4.50%, 02/09/31 (a)	150,000	149,885
Veralto Corp.
5.35%, 09/18/28 (a)	215,000	219,595
Vontier Corp.
2.40%, 04/01/28 (a)	140,000	134,249
Vulcan Materials Co.
3.90%, 04/01/27 (a)	65,000	64,794
4.95%, 12/01/29 (a)	140,000	142,204
3.50%, 06/01/30 (a)	130,000	124,792
Waste Connections, Inc.
4.25%, 12/01/28 (a)	120,000	120,056
3.50%, 05/01/29 (a)	125,000	122,751
2.60%, 02/01/30 (a)	145,000	136,507
Waste Management, Inc.
4.95%, 07/03/27 (a)	200,000	201,958
3.15%, 11/15/27 (a)	195,000	192,172
1.15%, 03/15/28 (a)	160,000	151,086
4.50%, 03/15/28 (a)	265,000	266,765
3.88%, 01/15/29 (a)	75,000	74,281
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 02/15/29 (a)	200,000	203,358
2.00%, 06/01/29 (a)	125,000	116,576
4.63%, 02/15/30 (a)	190,000	191,839
4.65%, 03/15/30 (a)	185,000	186,754
1.50%, 03/15/31 (a)	210,000	182,622
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/28 (a)(f)	375,000	376,102
4.90%, 05/29/30 (a)	80,000	80,884
Xylem, Inc.
1.95%, 01/30/28 (a)	140,000	134,415
2.25%, 01/30/31 (a)	110,000	99,089
		42,555,551
Communications 5.0%
America Movil SAB de CV
3.63%, 04/22/29 (a)	300,000	291,945
2.88%, 05/07/30 (a)	270,000	251,502
American Tower Corp.
3.55%, 07/15/27 (a)	190,000	187,944
3.60%, 01/15/28 (a)	165,000	162,542
1.50%, 01/31/28 (a)	175,000	165,907
5.50%, 03/15/28 (a)	135,000	137,483
5.25%, 07/15/28 (a)	130,000	132,274
5.80%, 11/15/28 (a)	170,000	175,263
5.20%, 02/15/29 (a)	150,000	152,552
3.95%, 03/15/29 (a)	200,000	196,862
3.80%, 08/15/29 (a)	425,000	414,719
2.90%, 01/15/30 (a)	185,000	173,856
5.00%, 01/31/30 (a)	140,000	141,705
4.90%, 03/15/30 (a)	230,000	231,994
2.10%, 06/15/30 (a)	180,000	162,169
1.88%, 10/15/30 (a)	170,000	150,166
AppLovin Corp.
5.13%, 12/01/29 (a)	275,000	276,491
AT&T, Inc.
2.30%, 06/01/27 (a)	600,000	586,728
1.65%, 02/01/28 (a)	550,000	524,007
4.10%, 02/15/28 (a)	425,000	423,066
4.35%, 03/01/29 (a)	730,000	730,715
4.30%, 02/15/30 (a)	785,000	779,976
4.70%, 08/15/30 (a)	275,000	277,423
British Telecommunications PLC
5.13%, 12/04/28 (a)	245,000	248,775
9.63%, 12/15/30 (f)	600,000	717,054
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28 (a)	260,000	255,544
4.20%, 03/15/28 (a)	255,000	252,731
2.25%, 01/15/29 (a)	280,000	261,736
5.05%, 03/30/29 (a)	320,000	321,690
6.10%, 06/01/29 (a)	415,000	429,973
Comcast Corp.
3.30%, 04/01/27 (a)	150,000	148,497
3.15%, 02/15/28 (a)	345,000	338,555
3.55%, 05/01/28 (a)	235,000	231,696
4.15%, 10/15/28 (a)	830,000	827,120
4.55%, 01/15/29 (a)	245,000	246,916
5.10%, 06/01/29 (a)	140,000	143,332
2.65%, 02/01/30 (a)	455,000	426,294
3.40%, 04/01/30 (a)	410,000	393,838
4.25%, 10/15/30 (a)	385,000	381,108
1.95%, 01/15/31 (a)	330,000	292,967
1.50%, 02/15/31 (a)	375,000	325,271
Crown Castle, Inc.
3.65%, 09/01/27 (a)	255,000	251,983
5.00%, 01/11/28 (a)	300,000	302,322

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.80%, 02/15/28 (a)	235,000	231,797
4.80%, 09/01/28 (a)	185,000	186,058
4.30%, 02/15/29 (a)	150,000	148,319
5.60%, 06/01/29 (a)	165,000	169,026
4.90%, 09/01/29 (a)	150,000	150,819
3.10%, 11/15/29 (a)	140,000	132,198
3.30%, 07/01/30 (a)	205,000	192,304
2.25%, 01/15/31 (a)	240,000	212,366
Deutsche Telekom International Finance BV
8.75%, 06/15/30 (f)	850,000	976,811
Fox Corp.
4.71%, 01/25/29 (a)	510,000	511,800
3.50%, 04/08/30 (a)	150,000	144,044
Frontier Communications Holdings LLC
5.88%, 11/01/29 (a)	190,000	191,357
Frontier Florida LLC
6.86%, 02/01/28	80,000	82,657
Koninklijke KPN NV
8.38%, 10/01/30	175,000	201,556
Meta Platforms, Inc.
3.50%, 08/15/27 (a)	680,000	675,628
4.60%, 05/15/28 (a)	350,000	353,878
4.30%, 08/15/29 (a)	260,000	261,092
4.80%, 05/15/30 (a)	250,000	253,945
4.20%, 11/15/30 (a)	1,000,000	989,980
Netflix, Inc.
4.88%, 04/15/28	420,000	425,552
5.88%, 11/15/28	520,000	541,237
6.38%, 05/15/29	195,000	206,690
Omnicom Group, Inc.
4.65%, 10/01/28 (a)	110,000	110,198
4.20%, 03/02/29 (a)	100,000	98,910
4.75%, 03/30/30 (a)	150,000	150,806
2.45%, 04/30/30 (a)	135,000	123,980
4.20%, 06/01/30 (a)	180,000	176,926
2.40%, 03/01/31 (a)	100,000	89,609
Orange SA
9.00%, 03/01/31	600,000	709,176
Rogers Communications, Inc.
5.00%, 02/15/29 (a)	260,000	262,665
Sprint Capital Corp.
6.88%, 11/15/28	620,000	655,501
Take-Two Interactive Software, Inc.
3.70%, 04/14/27 (a)	205,000	203,159
4.95%, 03/28/28 (a)	190,000	191,723
5.40%, 06/12/29 (a)	90,000	91,988
TCI Communications, Inc.
7.13%, 02/15/28	100,000	105,034
Telefonica Europe BV
8.25%, 09/15/30	310,000	351,146
TELUS Corp.
3.70%, 09/15/27 (a)	125,000	123,553
T-Mobile USA, Inc.
3.75%, 04/15/27 (a)	1,050,000	1,043,773
2.05%, 02/15/28 (a)	510,000	489,279
4.95%, 03/15/28 (a)	175,000	176,939
4.80%, 07/15/28 (a)	220,000	222,149
4.85%, 01/15/29 (a)	245,000	247,769
2.63%, 02/15/29 (a)	230,000	218,716
2.40%, 03/15/29 (a)	135,000	127,472
3.38%, 04/15/29 (a)	500,000	484,830
4.20%, 10/01/29 (a)	195,000	193,721
3.88%, 04/15/30 (a)	1,710,000	1,665,301
2.55%, 02/15/31 (a)	550,000	499,917
2.88%, 02/15/31 (a)	250,000	230,330
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	245,000	241,969
Verizon Communications, Inc.
2.10%, 03/22/28 (a)(e)	550,000	528,182
4.33%, 09/21/28	705,000	705,303
3.88%, 02/08/29 (a)	265,000	262,493
4.02%, 12/03/29 (a)	845,000	833,854
3.15%, 03/22/30 (a)	265,000	252,354
1.50%, 09/18/30 (a)	255,000	223,847
1.68%, 10/30/30 (a)	210,000	185,533
7.75%, 12/01/30	135,000	152,462
1.75%, 01/20/31 (a)	535,000	469,810
2.55%, 03/21/31 (a)	930,000	844,533
Vodafone Group PLC
7.88%, 02/15/30	190,000	212,620
Walt Disney Co.
2.20%, 01/13/28	275,000	266,522
3.75%, 03/14/29	225,000	222,410
2.00%, 09/01/29 (a)	535,000	498,304
3.80%, 03/22/30	300,000	294,798
2.65%, 01/13/31	620,000	575,521
4.00%, 03/14/31	370,000	364,287
Weibo Corp.
3.38%, 07/08/30 (a)	210,000	197,488
		37,140,665
Consumer Cyclical 8.8%
Airbnb, Inc.
4.40%, 03/16/29 (a)	210,000	209,763
4.65%, 03/16/31 (a)	210,000	209,660
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (a)	640,000	632,211
4.88%, 05/26/30 (a)	300,000	306,726
2.13%, 02/09/31 (a)	400,000	361,296
Amazon.com, Inc.
3.30%, 04/13/27 (a)	435,000	431,994
1.20%, 06/03/27 (a)	310,000	300,198
3.15%, 08/22/27 (a)	870,000	859,595
4.55%, 12/01/27 (a)	515,000	519,558
3.85%, 03/13/28	560,000	557,777
1.65%, 05/12/28 (a)	650,000	618,839
3.90%, 11/20/28 (a)	560,000	557,609
4.00%, 03/13/29 (a)	740,000	736,278
3.45%, 04/13/29 (a)	465,000	455,881
4.65%, 12/01/29 (a)	410,000	416,175
1.50%, 06/03/30 (a)	495,000	442,773
4.10%, 11/20/30 (a)	560,000	553,706
4.25%, 03/13/31 (a)	1,230,000	1,221,009
American Honda Finance Corp.
4.55%, 07/09/27	100,000	100,084
4.90%, 07/09/27	170,000	170,831
4.45%, 10/22/27	150,000	149,865
4.70%, 01/12/28	150,000	150,425
3.50%, 02/15/28	120,000	117,743
4.55%, 03/03/28	215,000	215,095
2.00%, 03/24/28	210,000	200,061
5.13%, 07/07/28	200,000	202,190
4.25%, 09/01/28	155,000	153,799
5.65%, 11/15/28	200,000	205,026
4.15%, 01/08/29	195,000	192,596
2.25%, 01/12/29	155,000	145,322
4.90%, 03/13/29	240,000	241,622
4.40%, 09/05/29	220,000	218,097
4.80%, 03/05/30	150,000	150,119
4.60%, 04/17/30	175,000	173,611
4.50%, 09/04/30	195,000	192,172
5.85%, 10/04/30	110,000	114,211

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.45%, 01/08/31	140,000	137,305
1.80%, 01/13/31	120,000	103,807
Aptiv Swiss Holdings Ltd.
4.65%, 09/13/29 (a)	200,000	203,746
AutoNation, Inc.
3.80%, 11/15/27 (a)	125,000	123,399
1.95%, 08/01/28 (a)	160,000	150,739
4.45%, 01/15/29 (a)	130,000	128,968
4.75%, 06/01/30 (a)	115,000	114,364
AutoZone, Inc.
3.75%, 06/01/27 (a)	185,000	183,735
4.50%, 02/01/28 (a)	120,000	120,334
6.25%, 11/01/28 (a)	105,000	109,656
3.75%, 04/18/29 (a)	20,000	19,588
5.10%, 07/15/29 (a)	145,000	147,494
4.00%, 04/15/30 (a)	150,000	146,579
5.13%, 06/15/30 (a)	115,000	117,086
1.65%, 01/15/31 (a)	170,000	147,752
Best Buy Co., Inc.
4.45%, 10/01/28 (a)	190,000	190,199
1.95%, 10/01/30 (a)	130,000	115,782
Block Financial LLC
2.50%, 07/15/28 (a)	170,000	160,618
3.88%, 08/15/30 (a)	155,000	146,148
Booking Holdings, Inc.
3.55%, 03/15/28 (a)	130,000	128,471
BorgWarner, Inc.
2.65%, 07/01/27 (a)	275,000	269,159
4.95%, 08/15/29 (a)	130,000	131,539
CBRE Services, Inc.
5.50%, 04/01/29 (a)	195,000	199,772
4.80%, 06/15/30 (a)	110,000	110,266
Choice Hotels International, Inc.
3.70%, 12/01/29 (a)	90,000	86,269
3.70%, 01/15/31 (a)	110,000	103,278
Costco Wholesale Corp.
3.00%, 05/18/27 (a)	260,000	257,707
1.38%, 06/20/27 (a)	345,000	334,622
1.60%, 04/20/30 (a)	410,000	370,935
Cummins, Inc.
4.25%, 05/09/28 (a)	75,000	75,179
4.90%, 02/20/29 (a)	130,000	132,253
1.50%, 09/01/30 (a)	200,000	177,158
4.70%, 02/15/31 (a)(e)	150,000	151,629
Darden Restaurants, Inc.
3.85%, 05/01/27 (a)	145,000	144,068
4.35%, 10/15/27 (a)	65,000	64,882
4.55%, 10/15/29 (a)	100,000	99,858
Dick's Sporting Goods, Inc.
4.00%, 10/01/29 (a)(d)	100,000	97,373
Dollar General Corp.
4.13%, 05/01/28 (a)	140,000	139,156
5.20%, 07/05/28 (a)	150,000	151,893
3.50%, 04/03/30 (a)	210,000	200,187
Dollar Tree, Inc.
4.20%, 05/15/28 (a)	300,000	298,104
DR Horton, Inc.
1.40%, 10/15/27 (a)	140,000	134,152
4.85%, 10/15/30 (a)	110,000	110,968
eBay, Inc.
3.60%, 06/05/27 (a)	190,000	188,362
5.95%, 11/22/27 (a)	115,000	117,669
4.25%, 03/06/29 (a)	130,000	129,436
2.70%, 03/11/30 (a)	250,000	233,015
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Expedia Group, Inc.
4.63%, 08/01/27 (a)	245,000	245,228
3.80%, 02/15/28 (a)	165,000	162,850
3.25%, 02/15/30 (a)	320,000	302,794
2.95%, 03/15/31 (a)	110,000	100,890
Ford Motor Co.
6.63%, 10/01/28	85,000	87,945
9.63%, 04/22/30 (a)	70,000	79,705
Ford Motor Credit Co. LLC
5.85%, 05/17/27 (a)	300,000	302,229
4.95%, 05/28/27 (a)	425,000	424,885
4.13%, 08/17/27 (a)	355,000	350,580
3.82%, 11/02/27 (a)	235,000	230,474
7.35%, 11/04/27 (a)	280,000	288,968
2.90%, 02/16/28 (a)	225,000	216,085
5.92%, 03/20/28 (a)	200,000	202,604
6.80%, 05/12/28 (a)	385,000	396,669
6.80%, 11/07/28 (a)	490,000	507,826
2.90%, 02/10/29 (a)	120,000	112,213
5.80%, 03/08/29 (a)	420,000	425,019
4.97%, 04/06/29 (a)	420,000	414,926
5.11%, 05/03/29 (a)	330,000	327,142
5.30%, 09/06/29 (a)	255,000	253,860
5.88%, 11/07/29 (a)	390,000	394,735
7.35%, 03/06/30 (a)	275,000	290,403
7.20%, 06/10/30 (a)	280,000	294,935
5.73%, 09/05/30 (a)	305,000	304,857
4.00%, 11/13/30 (a)	350,000	326,168
6.05%, 03/05/31 (a)	250,000	252,590
General Motors Co.
4.20%, 10/01/27 (a)	175,000	174,157
6.80%, 10/01/27 (a)	230,000	236,610
5.35%, 04/15/28 (a)	185,000	187,721
5.00%, 10/01/28 (a)	185,000	186,473
5.40%, 10/15/29 (a)	215,000	219,831
5.63%, 04/15/30 (a)	150,000	154,233
General Motors Financial Co., Inc.
5.00%, 04/09/27 (a)	380,000	381,813
5.40%, 05/08/27	255,000	257,371
5.00%, 07/15/27	135,000	135,792
5.35%, 07/15/27	330,000	333,155
2.70%, 08/20/27 (a)	215,000	209,801
3.85%, 01/05/28 (a)	95,000	93,864
6.00%, 01/09/28 (a)	230,000	235,205
5.05%, 04/04/28	380,000	383,439
2.40%, 04/10/28 (a)	210,000	201,436
5.80%, 06/23/28 (a)	335,000	343,211
2.40%, 10/15/28 (a)	275,000	260,675
4.20%, 10/27/28	220,000	217,851
5.80%, 01/07/29 (a)	400,000	411,788
5.65%, 01/17/29 (a)	160,000	163,728
4.30%, 04/06/29 (a)	355,000	351,468
5.55%, 07/15/29 (a)	335,000	342,963
4.90%, 10/06/29 (a)	230,000	231,214
5.35%, 01/07/30 (a)	315,000	320,761
5.85%, 04/06/30 (a)	250,000	258,997
3.60%, 06/21/30 (a)	255,000	242,798
5.45%, 07/15/30 (a)	250,000	255,940
2.35%, 01/08/31 (a)	270,000	240,616
4.60%, 01/08/31 (a)	220,000	216,922
5.75%, 02/08/31 (a)	150,000	154,754
Genuine Parts Co.
6.50%, 11/01/28 (a)	150,000	155,528
4.95%, 08/15/29 (a)	100,000	99,649
1.88%, 11/01/30 (a)	150,000	129,453

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GLP Capital LP/GLP Financing II, Inc.
5.75%, 06/01/28 (a)	115,000	116,901
5.30%, 01/15/29 (a)	180,000	181,760
4.00%, 01/15/30 (a)	180,000	173,059
4.00%, 01/15/31 (a)	160,000	151,464
Home Depot, Inc.
2.50%, 04/15/27 (a)	210,000	206,724
2.88%, 04/15/27 (a)	210,000	207,467
4.88%, 06/25/27 (a)	255,000	257,468
2.80%, 09/14/27 (a)	180,000	177,097
0.90%, 03/15/28 (a)	190,000	179,107
1.50%, 09/15/28 (a)	270,000	254,632
3.75%, 09/15/28 (a)	110,000	109,365
3.90%, 12/06/28 (a)	225,000	224,077
4.90%, 04/15/29 (a)	235,000	239,594
2.95%, 06/15/29 (a)	505,000	486,068
4.75%, 06/25/29 (a)	275,000	279,405
2.70%, 04/15/30 (a)	320,000	301,110
3.95%, 09/15/30 (a)	210,000	207,457
1.38%, 03/15/31 (a)	270,000	233,501
Honda Motor Co. Ltd.
4.44%, 07/08/28 (a)	40,000	39,910
4.69%, 07/08/30 (a)	270,000	267,956
Hyatt Hotels Corp.
5.05%, 03/30/28 (a)	90,000	90,950
4.38%, 09/15/28 (a)	160,000	158,931
5.25%, 06/30/29 (a)	170,000	172,788
5.75%, 04/23/30 (a)(g)	105,000	108,107
JD.com, Inc.
3.38%, 01/14/30 (a)	200,000	193,472
Jones Lang LaSalle, Inc.
6.88%, 12/01/28 (a)	90,000	95,068
Las Vegas Sands Corp.
5.90%, 06/01/27 (a)	280,000	283,724
5.63%, 06/15/28 (a)	60,000	60,825
3.90%, 08/08/29 (a)	230,000	222,056
6.00%, 08/15/29 (a)	140,000	144,070
6.00%, 06/14/30 (a)	125,000	128,791
Lear Corp.
3.80%, 09/15/27 (a)	175,000	173,448
4.25%, 05/15/29 (a)	105,000	103,523
3.50%, 05/30/30 (a)	65,000	61,895
Lennar Corp.
5.00%, 06/15/27 (a)	130,000	130,330
4.75%, 11/29/27 (a)	140,000	140,295
5.20%, 07/30/30 (a)	160,000	161,883
LKQ Corp.
5.75%, 06/15/28 (a)	220,000	223,975
Lowe's Cos., Inc.
3.35%, 04/01/27 (a)	220,000	218,086
3.10%, 05/03/27 (a)	355,000	350,868
3.95%, 10/15/27	140,000	139,577
1.30%, 04/15/28 (a)	255,000	240,353
1.70%, 09/15/28 (a)	265,000	249,079
4.00%, 10/15/28 (a)	200,000	198,406
6.50%, 03/15/29	100,000	105,578
3.65%, 04/05/29 (a)	385,000	376,715
4.50%, 04/15/30 (a)	265,000	265,482
1.70%, 10/15/30 (a)	325,000	286,955
4.25%, 03/15/31 (a)	200,000	196,608
Magna International, Inc.
5.05%, 03/14/29 (a)	110,000	111,580
2.45%, 06/15/30 (a)	155,000	142,422
Marriott International, Inc.
4.20%, 07/15/27	160,000	159,854
5.00%, 10/15/27 (a)	185,000	186,726
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 04/15/28 (a)	180,000	178,681
5.55%, 10/15/28 (a)	175,000	179,648
4.65%, 12/01/28 (a)	70,000	70,391
4.90%, 04/15/29 (a)	225,000	227,612
4.88%, 05/15/29 (a)	95,000	96,061
4.80%, 03/15/30 (a)	125,000	126,088
4.63%, 06/15/30 (a)	230,000	230,207
McDonald's Corp.
3.50%, 07/01/27 (a)	230,000	228,031
3.80%, 04/01/28 (a)	280,000	278,085
4.80%, 08/14/28 (a)	140,000	141,765
5.00%, 05/17/29 (a)	110,000	112,534
2.63%, 09/01/29 (a)	245,000	232,329
2.13%, 03/01/30 (a)	210,000	193,045
4.60%, 05/15/30 (a)	180,000	181,708
3.60%, 07/01/30 (a)	250,000	243,005
4.40%, 02/12/31 (a)	125,000	124,731
MercadoLibre, Inc.
3.13%, 01/14/31 (a)	200,000	182,488
Mercedes-Benz Finance North America LLC
8.50%, 01/18/31	375,000	435,139
Meritage Homes Corp.
5.13%, 06/06/27 (a)	80,000	80,235
NIKE, Inc.
2.85%, 03/27/30 (a)	380,000	359,054
NVR, Inc.
3.00%, 05/15/30 (a)	160,000	150,741
O'Reilly Automotive, Inc.
3.60%, 09/01/27 (a)	175,000	173,268
4.35%, 06/01/28 (a)	195,000	195,136
3.90%, 06/01/29 (a)	125,000	123,114
4.20%, 04/01/30 (a)	105,000	103,791
1.75%, 03/15/31 (a)	110,000	95,953
PACCAR Financial Corp.
5.00%, 05/13/27	100,000	101,065
4.25%, 06/23/27	140,000	140,504
4.45%, 08/06/27	215,000	216,372
4.60%, 01/10/28	50,000	50,509
4.55%, 03/03/28	45,000	45,389
4.00%, 08/08/28	80,000	79,958
4.95%, 08/10/28	70,000	71,324
4.00%, 11/07/28	95,000	94,738
4.60%, 01/31/29	140,000	142,017
3.90%, 02/05/29	100,000	99,280
4.00%, 09/26/29	135,000	134,201
4.55%, 05/08/30	75,000	75,599
PulteGroup, Inc.
4.25%, 03/01/31 (a)	100,000	97,729
PVH Corp.
5.50%, 06/13/30 (a)	150,000	151,455
Ralph Lauren Corp.
2.95%, 06/15/30 (a)	135,000	127,278
Royal Caribbean Cruises Ltd.
7.50%, 10/15/27	25,000	26,074
3.70%, 03/15/28 (a)	180,000	177,224
Sands China Ltd.
5.40%, 08/08/28 (a)(g)	495,000	498,415
2.85%, 03/08/29 (a)(g)	200,000	188,334
4.38%, 06/18/30 (a)(g)	200,000	192,852
Sekisui House U.S., Inc.
3.85%, 01/15/30 (a)	90,000	85,868
2.50%, 01/15/31 (a)	80,000	70,804
Starbucks Corp.
3.50%, 03/01/28 (a)	165,000	162,490
4.50%, 05/15/28 (a)	140,000	140,301

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.00%, 11/15/28 (a)	245,000	243,104
3.55%, 08/15/29 (a)	255,000	248,520
2.25%, 03/12/30 (a)	230,000	210,988
4.80%, 05/15/30 (a)	105,000	106,338
2.55%, 11/15/30 (a)	260,000	238,043
4.90%, 02/15/31 (a)	100,000	101,313
Tapestry, Inc.
4.13%, 07/15/27 (a)	105,000	104,518
5.10%, 03/11/30 (a)	200,000	202,360
Target Corp.
4.35%, 06/15/28 (a)	140,000	140,731
3.38%, 04/15/29 (a)	250,000	244,362
2.35%, 02/15/30 (a)	195,000	181,664
2.65%, 09/15/30 (a)	135,000	125,639
TJX Cos., Inc.
1.15%, 05/15/28 (a)	110,000	103,342
3.88%, 04/15/30 (a)	115,000	113,138
Toll Brothers Finance Corp.
4.35%, 02/15/28 (a)	160,000	159,478
3.80%, 11/01/29 (a)	110,000	107,076
Toyota Motor Corp.
4.19%, 06/30/27 (a)	100,000	100,143
5.12%, 07/13/28 (a)	165,000	168,079
3.67%, 07/20/28	115,000	113,889
2.76%, 07/02/29	160,000	152,570
4.45%, 06/30/30 (a)	145,000	145,178
2.36%, 03/25/31 (a)	110,000	99,662
Toyota Motor Credit Corp.
4.50%, 05/14/27	115,000	115,486
1.15%, 08/13/27	154,000	148,076
4.55%, 09/20/27	280,000	281,736
4.35%, 10/08/27	295,000	295,876
5.45%, 11/10/27	175,000	178,447
3.05%, 01/11/28	145,000	142,381
3.75%, 01/12/28	180,000	178,843
4.63%, 01/12/28	240,000	242,467
1.90%, 04/06/28	180,000	172,478
4.05%, 09/05/28	240,000	239,266
5.25%, 09/11/28	120,000	122,879
4.65%, 01/05/29	205,000	207,116
3.65%, 01/08/29	115,000	113,231
4.05%, 03/13/29	280,000	278,452
5.05%, 05/16/29	260,000	265,551
4.45%, 06/29/29	215,000	215,793
4.55%, 08/09/29	275,000	276,757
4.95%, 01/09/30	155,000	157,695
2.15%, 02/13/30	205,000	188,436
3.38%, 04/01/30	220,000	211,350
4.80%, 05/15/30	200,000	202,432
4.55%, 05/17/30	185,000	186,112
5.55%, 11/20/30	270,000	281,321
1.65%, 01/10/31	150,000	131,463
4.20%, 01/10/31	180,000	177,599
5.10%, 03/21/31	230,000	235,331
Tractor Supply Co.
1.75%, 11/01/30 (a)	130,000	114,729
Uber Technologies, Inc.
4.30%, 01/15/30 (a)	310,000	307,421
4.15%, 01/15/31 (a)	240,000	234,859
UL Solutions, Inc.
6.50%, 10/20/28 (a)(d)	90,000	94,361
VICI Properties LP
4.75%, 02/15/28 (a)	285,000	285,422
4.75%, 04/01/28 (a)	165,000	165,284
4.95%, 02/15/30 (a)	220,000	219,571
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Walmart, Inc.
5.88%, 04/05/27	185,000	188,929
4.10%, 04/28/27	190,000	190,426
3.95%, 09/09/27 (a)	255,000	255,199
3.90%, 04/15/28 (a)	160,000	159,965
3.70%, 06/26/28 (a)	325,000	323,385
1.50%, 09/22/28 (a)	305,000	287,899
3.25%, 07/08/29 (a)	185,000	180,902
2.38%, 09/24/29 (a)(e)	120,000	113,450
7.55%, 02/15/30	110,000	123,452
4.00%, 04/15/30 (a)	140,000	139,789
4.35%, 04/28/30 (a)	245,000	247,467
		65,152,754
Consumer Non-Cyclical 12.7%
Abbott Laboratories
1.15%, 01/30/28 (a)	150,000	142,487
3.70%, 03/09/29 (a)	500,000	494,070
1.40%, 06/30/30 (a)	185,000	164,533
4.00%, 03/15/31 (a)	610,000	600,264
AbbVie, Inc.
3.78%, 03/03/28	350,000	347,644
4.65%, 03/15/28 (a)	285,000	287,679
4.25%, 11/14/28 (a)	485,000	486,436
4.80%, 03/15/29 (a)	555,000	564,052
3.20%, 11/21/29 (a)	1,355,000	1,305,217
4.88%, 03/15/30 (a)	325,000	331,571
4.13%, 03/15/31 (a)	310,000	305,648
4.95%, 03/15/31 (a)	510,000	520,996
Adventist Health System
4.74%, 12/01/30 (a)	100,000	99,390
Advocate Health & Hospitals Corp.
3.83%, 08/15/28 (a)	100,000	99,210
2.21%, 06/15/30 (a)	50,000	45,806
Agilent Technologies, Inc.
4.20%, 09/09/27 (a)	165,000	164,777
2.75%, 09/15/29 (a)	175,000	165,886
2.10%, 06/04/30 (a)	80,000	72,480
2.30%, 03/12/31 (a)	190,000	170,392
Ahold Finance USA LLC
6.88%, 05/01/29	130,000	138,900
Altria Group, Inc.
4.88%, 02/04/28 (a)	200,000	201,810
6.20%, 11/01/28 (a)	160,000	166,963
4.80%, 02/14/29 (a)	445,000	448,720
3.40%, 05/06/30 (a)	165,000	157,803
4.50%, 08/06/30 (a)	100,000	99,618
Amgen, Inc.
3.20%, 11/02/27 (a)	300,000	295,443
5.15%, 03/02/28 (a)	845,000	857,565
1.65%, 08/15/28 (a)	265,000	249,757
3.00%, 02/22/29 (a)	250,000	241,338
4.05%, 08/18/29 (a)	310,000	307,142
2.45%, 02/21/30 (a)	335,000	311,456
5.25%, 03/02/30 (a)	685,000	703,824
4.20%, 02/19/31 (a)	250,000	246,708
2.30%, 02/25/31 (a)	275,000	248,292
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 01/23/29 (a)	790,000	799,859
3.50%, 06/01/30 (a)	420,000	406,379
4.90%, 01/23/31 (a)	190,000	194,457
Archer-Daniels-Midland Co.
3.25%, 03/27/30 (a)	270,000	258,800

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ascension Health
4.08%, 11/15/28 (a)	150,000	149,558
2.53%, 11/15/29 (a)	245,000	230,310
4.29%, 11/15/30 (a)	200,000	198,344
Astrazeneca Finance LLC
4.88%, 03/03/28 (a)	300,000	304,887
1.75%, 05/28/28 (a)	295,000	280,778
4.85%, 02/26/29 (a)	255,000	259,274
4.90%, 03/03/30 (a)	160,000	163,355
4.90%, 02/26/31 (a)	200,000	204,404
4.00%, 03/02/31 (a)	160,000	157,272
AstraZeneca PLC
3.13%, 06/12/27 (a)	170,000	168,397
4.00%, 01/17/29 (a)	305,000	304,048
1.38%, 08/06/30 (a)(e)	395,000	348,844
Augusta SpinCo Corp.
4.32%, 09/23/27	160,000	159,923
4.40%, 03/23/29 (a)	150,000	149,597
4.66%, 03/23/31 (a)	180,000	179,113
Banner Health
2.34%, 01/01/30 (a)	90,000	83,627
1.90%, 01/01/31 (a)	95,000	84,800
BAT Capital Corp.
4.70%, 04/02/27 (a)	160,000	160,371
3.56%, 08/15/27 (a)	580,000	573,742
2.26%, 03/25/28 (a)	450,000	432,229
3.46%, 09/06/29 (a)	215,000	207,772
4.91%, 04/02/30 (a)	295,000	298,366
6.34%, 08/02/30 (a)	200,000	213,490
5.83%, 02/20/31 (a)	225,000	235,649
2.73%, 03/25/31 (a)	280,000	255,884
BAT International Finance PLC
4.45%, 03/16/28 (a)	190,000	190,249
5.93%, 02/02/29 (a)	190,000	197,193
Baxter International, Inc.
2.27%, 12/01/28 (a)	320,000	298,214
4.45%, 02/15/29 (a)	125,000	123,459
3.95%, 04/01/30 (a)	100,000	95,910
4.90%, 12/15/30 (a)	205,000	202,269
Baylor Scott & White Holdings
1.78%, 11/15/30 (a)	70,000	62,292
Becton Dickinson & Co.
3.70%, 06/06/27 (a)	380,000	376,952
4.69%, 02/13/28 (a)	200,000	201,006
4.87%, 02/08/29 (a)	160,000	161,760
2.82%, 05/20/30 (a)	175,000	163,359
1.96%, 02/11/31 (a)	250,000	220,515
Biogen, Inc.
2.25%, 05/01/30 (a)	370,000	338,039
5.05%, 01/15/31 (a)	100,000	102,001
Bon Secours Mercy Health, Inc.
4.30%, 07/01/28 (a)	65,000	64,962
3.46%, 06/01/30 (a)	100,000	97,173
Boston Scientific Corp.
4.00%, 03/01/28 (a)	130,000	129,643
2.65%, 06/01/30 (a)	285,000	265,629
Bristol-Myers Squibb Co.
1.13%, 11/13/27 (a)	220,000	210,188
3.45%, 11/15/27 (a)	165,000	163,611
3.90%, 02/20/28 (a)	125,000	124,810
4.90%, 02/22/29 (a)	165,000	168,548
3.40%, 07/26/29 (a)	340,000	331,092
1.45%, 11/13/30 (a)	300,000	264,051
5.75%, 02/01/31 (a)	250,000	264,062
5.10%, 02/22/31 (a)(e)	325,000	334,282
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Brunswick Corp.
5.85%, 03/18/29 (a)	100,000	102,358
Bunge Ltd. Finance Corp.
4.90%, 04/21/27 (a)	115,000	115,633
3.75%, 09/25/27 (a)	140,000	138,856
4.10%, 01/07/28 (a)	100,000	99,582
4.20%, 09/17/29 (a)	220,000	217,859
4.55%, 08/04/30 (a)	130,000	129,467
Campbell's Co.
4.15%, 03/15/28 (a)	255,000	252,310
5.20%, 03/21/29 (a)	180,000	181,778
2.38%, 04/24/30 (a)	100,000	90,016
4.55%, 03/21/31 (a)	130,000	126,006
Cardinal Health, Inc.
3.41%, 06/15/27 (a)	230,000	227,385
5.13%, 02/15/29 (a)	170,000	172,967
5.00%, 11/15/29 (a)	250,000	253,657
4.50%, 09/15/30 (a)	130,000	129,405
Cencora, Inc.
3.45%, 12/15/27 (a)	175,000	172,452
4.63%, 12/15/27 (a)	180,000	180,751
3.95%, 02/13/29 (a)	100,000	98,633
4.85%, 12/15/29 (a)	170,000	172,254
2.80%, 05/15/30 (a)	100,000	93,321
4.25%, 11/15/30 (a)	125,000	122,746
2.70%, 03/15/31 (a)	230,000	209,820
CHRISTUS Health
4.34%, 07/01/28 (a)	95,000	94,746
Church & Dwight Co., Inc.
3.15%, 08/01/27 (a)	155,000	152,897
Cigna Group
3.05%, 10/15/27 (a)	160,000	157,125
4.38%, 10/15/28 (a)	820,000	819,754
5.00%, 05/15/29 (a)	240,000	244,399
2.40%, 03/15/30 (a)	450,000	415,917
4.50%, 09/15/30 (a)	260,000	259,321
2.38%, 03/15/31 (a)	330,000	296,832
Clorox Co.
3.10%, 10/01/27 (a)	140,000	137,465
3.90%, 05/15/28 (a)	115,000	114,319
4.40%, 05/01/29 (a)	110,000	109,864
1.80%, 05/15/30 (a)	85,000	76,090
Coca-Cola Co.
2.90%, 05/25/27	130,000	128,452
1.45%, 06/01/27	340,000	330,385
1.50%, 03/05/28	175,000	167,274
1.00%, 03/15/28	290,000	274,186
2.13%, 09/06/29	240,000	225,331
3.45%, 03/25/30	380,000	370,439
1.65%, 06/01/30	430,000	388,888
2.00%, 03/05/31	170,000	153,012
1.38%, 03/15/31	280,000	244,429
Coca-Cola Consolidated, Inc.
5.25%, 06/01/29 (a)	155,000	158,519
Coca-Cola Femsa SAB de CV
2.75%, 01/22/30 (a)	285,000	267,450
Colgate-Palmolive Co.
3.10%, 08/15/27 (a)	160,000	158,275
4.60%, 03/01/28 (a)	110,000	111,495
4.20%, 05/01/30 (a)	120,000	120,143
CommonSpirit Health
6.07%, 11/01/27 (a)	180,000	184,446
3.35%, 10/01/29 (a)	190,000	182,126
4.35%, 09/01/30 (a)	145,000	143,253
2.78%, 10/01/30 (a)	145,000	133,848

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Conagra Brands, Inc.
1.38%, 11/01/27 (a)	235,000	223,464
7.00%, 10/01/28	135,000	142,096
4.85%, 11/01/28 (a)	330,000	330,452
5.00%, 08/01/30 (a)	120,000	119,836
8.25%, 09/15/30	85,000	95,724
Constellation Brands, Inc.
3.50%, 05/09/27 (a)	145,000	143,541
4.35%, 05/09/27 (a)	110,000	109,908
3.60%, 02/15/28 (a)	145,000	142,873
4.65%, 11/15/28 (a)	100,000	100,424
4.80%, 01/15/29 (a)	130,000	130,787
3.15%, 08/01/29 (a)	255,000	244,017
2.88%, 05/01/30 (a)	125,000	117,075
4.80%, 05/01/30 (a)	130,000	130,865
CVS Health Corp.
3.63%, 04/01/27 (a)	175,000	173,528
6.25%, 06/01/27	160,000	163,112
1.30%, 08/21/27 (a)	525,000	503,081
4.30%, 03/25/28 (a)	1,170,000	1,166,256
5.00%, 01/30/29 (a)	225,000	227,880
5.40%, 06/01/29 (a)	250,000	256,017
3.25%, 08/15/29 (a)	500,000	479,570
5.13%, 02/21/30 (a)	435,000	441,403
3.75%, 04/01/30 (a)	365,000	353,006
1.75%, 08/21/30 (a)	370,000	326,654
5.25%, 01/30/31 (a)	140,000	143,140
1.88%, 02/28/31 (a)	275,000	240,323
Dentsply Sirona, Inc.
3.25%, 06/01/30 (a)	165,000	151,985
DH Europe Finance II SARL
2.60%, 11/15/29 (a)	180,000	169,661
Diageo Capital PLC
5.30%, 10/24/27 (a)	285,000	289,631
2.38%, 10/24/29 (a)	230,000	215,094
2.00%, 04/29/30 (a)	290,000	263,201
Diageo Investment Corp.
5.13%, 08/15/30 (a)	210,000	214,576
Edwards Lifesciences Corp.
4.30%, 06/15/28 (a)	205,000	204,799
Eli Lilly & Co.
3.10%, 05/15/27 (a)	115,000	113,970
4.15%, 08/14/27 (a)	160,000	160,290
4.55%, 02/12/28 (a)	200,000	201,688
4.00%, 10/15/28 (a)	150,000	149,760
4.50%, 02/09/29 (a)	300,000	303,138
3.38%, 03/15/29 (a)	225,000	220,624
4.20%, 08/14/29 (a)	250,000	250,172
4.75%, 02/12/30 (a)	360,000	366,732
4.25%, 03/15/31 (a)	180,000	179,332
Estee Lauder Cos., Inc.
4.38%, 05/15/28 (a)	185,000	185,279
2.38%, 12/01/29 (a)(e)	200,000	186,096
2.60%, 04/15/30 (a)	140,000	130,043
1.95%, 03/15/31 (a)	130,000	114,859
Flowers Foods, Inc.
2.40%, 03/15/31 (a)	100,000	84,665
GE HealthCare Technologies, Inc.
5.65%, 11/15/27 (a)	410,000	418,261
4.15%, 12/15/28 (a)	140,000	139,124
4.80%, 08/14/29 (a)	260,000	262,397
5.86%, 03/15/30 (a)	290,000	302,708
4.80%, 01/15/31 (a)	160,000	161,106
General Mills, Inc.
4.20%, 04/17/28 (a)	340,000	338,154
5.50%, 10/17/28 (a)	205,000	210,102
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.88%, 01/30/30 (a)	205,000	206,320
2.88%, 04/15/30 (a)	165,000	154,011
Gilead Sciences, Inc.
1.20%, 10/01/27 (a)	155,000	148,597
4.80%, 11/15/29 (a)	220,000	224,213
1.65%, 10/01/30 (a)	275,000	244,981
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	305,000	297,171
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/28	450,000	447,750
4.50%, 04/15/30 (a)	175,000	176,078
Haleon U.S. Capital LLC
3.38%, 03/24/29 (a)	125,000	121,640
Hasbro, Inc.
3.50%, 09/15/27 (a)	245,000	242,393
3.90%, 11/19/29 (a)	210,000	204,914
4.65%, 03/12/31 (a)	100,000	98,930
HCA, Inc.
5.00%, 03/01/28 (a)	215,000	217,320
5.20%, 06/01/28 (a)	255,000	258,886
5.63%, 09/01/28 (a)	375,000	382,665
5.88%, 02/01/29 (a)	235,000	241,787
3.38%, 03/15/29 (a)	145,000	140,457
4.13%, 06/15/29 (a)	495,000	488,684
5.25%, 03/01/30 (a)	185,000	188,809
3.50%, 09/01/30 (a)	690,000	655,410
4.30%, 11/15/30 (a)	115,000	113,123
Hershey Co.
4.55%, 02/24/28 (a)	90,000	90,716
4.25%, 05/04/28 (a)	80,000	80,280
2.45%, 11/15/29 (a)	105,000	98,688
4.75%, 02/24/30 (a)	135,000	137,214
1.70%, 06/01/30 (a)	95,000	85,507
Hormel Foods Corp.
1.70%, 06/03/28 (a)	170,000	161,189
1.80%, 06/11/30 (a)	240,000	215,822
Icon Investments Six DAC
5.81%, 05/08/27 (a)	265,000	266,354
5.85%, 05/08/29 (a)	135,000	137,634
Illumina, Inc.
5.75%, 12/13/27 (a)	145,000	147,899
4.75%, 12/12/30 (a)	120,000	119,484
2.55%, 03/23/31 (a)	110,000	98,628
Ingredion, Inc.
2.90%, 06/01/30 (a)	165,000	154,628
IQVIA, Inc.
5.70%, 05/15/28 (a)	240,000	244,750
6.25%, 02/01/29 (a)	315,000	327,575
J.M. Smucker Co.
3.38%, 12/15/27 (a)	125,000	122,931
5.90%, 11/15/28 (a)	160,000	165,530
2.38%, 03/15/30 (a)	145,000	133,768
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/29 (a)	160,000	153,600
Johnson & Johnson
0.95%, 09/01/27 (a)	365,000	351,013
2.90%, 01/15/28 (a)	350,000	344,375
4.55%, 03/01/28 (a)	185,000	187,155
4.80%, 06/01/29 (a)	370,000	379,453
4.70%, 03/01/30 (a)	330,000	337,428
1.30%, 09/01/30 (a)	425,000	377,931
Kaiser Foundation Hospitals
3.15%, 05/01/27 (a)	200,000	197,974

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kellanova
3.40%, 11/15/27 (a)	150,000	148,182
4.30%, 05/15/28 (a)	145,000	145,125
2.10%, 06/01/30 (a)	140,000	127,373
Kenvue, Inc.
5.05%, 03/22/28 (a)	220,000	223,461
5.00%, 03/22/30 (a)	275,000	280,269
Keurig Dr. Pepper, Inc.
3.43%, 06/15/27 (a)	110,000	108,664
4.35%, 05/15/28 (a)	110,000	109,617
4.60%, 05/25/28 (a)	265,000	265,019
5.05%, 03/15/29 (a)	165,000	166,762
3.95%, 04/15/29 (a)	290,000	284,159
3.20%, 05/01/30 (a)	175,000	164,294
4.60%, 05/15/30 (a)	135,000	133,684
2.25%, 03/15/31 (a)	110,000	97,185
5.20%, 03/15/31 (a)	130,000	131,478
Kimberly-Clark Corp.
1.05%, 09/15/27 (a)	140,000	134,267
3.95%, 11/01/28 (a)	140,000	139,259
3.20%, 04/25/29 (a)	140,000	136,000
3.10%, 03/26/30 (a)	255,000	243,280
Kraft Heinz Foods Co.
3.88%, 05/15/27 (a)	300,000	298,026
4.63%, 01/30/29 (a)	100,000	100,204
3.75%, 04/01/30 (a)	135,000	130,707
4.25%, 03/01/31 (a)	90,000	88,054
Kroger Co.
3.70%, 08/01/27 (a)	140,000	138,951
4.50%, 01/15/29 (a)	270,000	271,242
2.20%, 05/01/30 (a)	86,000	78,602
1.70%, 01/15/31 (a)	110,000	96,206
Laboratory Corp. of America Holdings
3.60%, 09/01/27 (a)	160,000	158,371
2.95%, 12/01/29 (a)	155,000	146,923
4.35%, 04/01/30 (a)	175,000	173,583
Maple Parent Holdings Corp.
4.75%, 03/26/29 (a)(d)	140,000	139,947
5.05%, 03/26/31 (a)(d)	150,000	149,421
Mattel, Inc.
5.00%, 11/17/30 (a)	160,000	159,306
McCormick & Co., Inc.
3.40%, 08/15/27 (a)	185,000	182,911
4.15%, 02/15/29 (a)	125,000	123,796
2.50%, 04/15/30 (a)	75,000	69,080
1.85%, 02/15/31 (a)	100,000	87,102
McKesson Corp.
3.95%, 02/16/28 (a)	130,000	129,332
4.90%, 07/15/28 (a)	100,000	101,513
4.25%, 09/15/29 (a)	75,000	74,773
4.65%, 05/30/30 (a)	175,000	176,197
Medtronic Global Holdings SCA
4.25%, 03/30/28 (a)	200,000	200,484
Merck & Co., Inc.
1.70%, 06/10/27 (a)	365,000	355,652
3.85%, 09/15/27	160,000	159,827
4.05%, 05/17/28 (a)	80,000	80,074
1.90%, 12/10/28 (a)	340,000	321,854
3.40%, 03/07/29 (a)	375,000	367,421
3.85%, 03/15/29 (a)	180,000	178,727
4.30%, 05/17/30 (a)	200,000	199,888
1.45%, 06/24/30 (a)	375,000	334,305
4.15%, 09/15/30 (a)	170,000	169,002
4.15%, 03/15/31 (a)	240,000	237,370
Merck Sharp & Dohme Corp.
5.95%, 12/01/28	130,000	136,328
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Mondelez International, Inc.
4.25%, 05/06/28 (a)	120,000	119,858
4.13%, 05/07/28 (a)	200,000	198,834
4.75%, 02/20/29 (a)	160,000	161,715
2.75%, 04/13/30 (a)	140,000	130,465
4.50%, 05/06/30 (a)	125,000	124,576
1.50%, 02/04/31 (a)	100,000	86,514
Mylan, Inc.
4.55%, 04/15/28 (a)	185,000	184,079
Novartis Capital Corp.
3.10%, 05/17/27 (a)	275,000	272,420
3.90%, 11/05/28 (a)	165,000	164,192
4.10%, 03/16/29 (a)	310,000	309,736
3.80%, 09/18/29 (a)	250,000	246,778
2.20%, 08/14/30 (a)	390,000	357,412
4.10%, 11/05/30 (a)	390,000	385,609
4.40%, 03/18/31 (a)	430,000	430,077
PeaceHealth Obligated Group
4.34%, 11/15/28 (a)	195,000	194,257
Pepsico Singapore Financing I Pte. Ltd.
4.55%, 02/16/29 (a)	100,000	101,099
PepsiCo, Inc.
3.00%, 10/15/27 (a)	340,000	335,107
4.45%, 02/07/28 (a)	185,000	186,558
3.60%, 02/18/28 (a)	175,000	173,819
4.45%, 05/15/28 (a)	180,000	181,523
4.10%, 01/15/29 (a)	165,000	164,914
7.00%, 03/01/29	150,000	161,679
4.50%, 07/17/29 (a)	195,000	196,890
2.63%, 07/29/29 (a)	300,000	285,561
4.60%, 02/07/30 (a)	270,000	273,726
2.75%, 03/19/30 (a)	395,000	373,508
1.63%, 05/01/30 (a)	255,000	230,046
4.30%, 07/23/30 (a)	125,000	125,371
1.40%, 02/25/31 (a)	150,000	130,875
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 05/19/28 (a)	950,000	955,567
4.65%, 05/19/30 (a)	710,000	715,155
Pfizer, Inc.
3.88%, 11/15/27	220,000	219,613
3.60%, 09/15/28 (a)	320,000	317,018
3.45%, 03/15/29 (a)	445,000	437,355
2.63%, 04/01/30 (a)	400,000	374,576
1.70%, 05/28/30 (a)	190,000	170,905
4.20%, 11/15/30 (a)	220,000	218,409
Pharmacia LLC
6.60%, 12/01/28	210,000	222,352
Philip Morris International, Inc.
3.13%, 08/17/27 (a)	130,000	128,365
4.38%, 11/01/27	180,000	180,472
5.13%, 11/17/27 (a)	400,000	405,412
4.88%, 02/15/28 (a)	335,000	338,775
3.13%, 03/02/28 (a)	120,000	117,608
4.13%, 04/28/28	255,000	254,607
5.25%, 09/07/28 (a)	170,000	174,332
3.88%, 10/27/28 (a)	200,000	198,312
4.88%, 02/13/29 (a)	225,000	228,474
3.38%, 08/15/29 (a)	205,000	198,663
4.63%, 11/01/29 (a)	175,000	176,570
5.63%, 11/17/29 (a)	285,000	296,471
5.13%, 02/15/30 (a)	565,000	577,215
4.38%, 04/30/30 (a)	195,000	194,148
2.10%, 05/01/30 (a)	200,000	182,254
5.50%, 09/07/30 (a)	160,000	166,134
4.00%, 10/29/30 (a)	175,000	171,430
1.75%, 11/01/30 (a)	150,000	132,876
5.13%, 02/13/31 (a)	300,000	306,807

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Polaris, Inc.
6.95%, 03/15/29 (a)(e)	120,000	125,830
5.60%, 03/01/31 (a)	120,000	118,997
Procter & Gamble Co.
2.85%, 08/11/27	185,000	182,527
3.95%, 01/26/28 (e)	230,000	230,409
4.35%, 01/29/29	170,000	171,880
4.15%, 10/24/29	125,000	125,800
3.00%, 03/25/30	400,000	383,216
4.05%, 05/01/30	100,000	99,652
1.20%, 10/29/30	325,000	284,651
Providence St. Joseph Health Obligated Group
2.53%, 10/01/29 (a)	185,000	172,984
Quest Diagnostics, Inc.
4.60%, 12/15/27 (a)	110,000	110,514
4.20%, 06/30/29 (a)	120,000	119,318
4.63%, 12/15/29 (a)	145,000	146,070
2.95%, 06/30/30 (a)	200,000	187,470
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/30 (a)	305,000	270,596
Revvity, Inc.
1.90%, 09/15/28 (a)	120,000	112,702
3.30%, 09/15/29 (a)	215,000	205,918
2.55%, 03/15/31 (a)	90,000	81,106
Royalty Pharma PLC
1.75%, 09/02/27 (a)	225,000	216,918
5.15%, 09/02/29 (a)	125,000	127,246
2.20%, 09/02/30 (a)	270,000	243,135
4.45%, 03/25/31 (a)	150,000	148,166
Rush System for Health Obligated Group
3.92%, 11/15/29 (a)	95,000	93,608
Sanofi SA
3.75%, 11/03/27	100,000	99,657
3.63%, 06/19/28 (a)	245,000	242,432
3.80%, 11/03/28 (a)	100,000	99,250
Smith & Nephew PLC
2.03%, 10/14/30 (a)	250,000	222,820
Solventum Corp.
5.40%, 03/01/29 (a)	185,000	189,486
5.45%, 03/13/31 (a)	250,000	256,585
SSM Health Care Corp.
3.82%, 06/01/27 (a)	155,000	154,171
4.89%, 06/01/28 (a)	75,000	75,639
Stanford Health Care
3.31%, 08/15/30 (a)	75,000	71,661
STERIS Irish FinCo UnLtd Co.
2.70%, 03/15/31 (a)	150,000	136,239
Stryker Corp.
4.70%, 02/10/28 (a)	170,000	171,435
3.65%, 03/07/28 (a)	165,000	163,271
4.85%, 12/08/28 (a)	180,000	182,675
4.25%, 09/11/29 (a)	305,000	303,911
4.85%, 02/10/30 (a)	185,000	187,764
1.95%, 06/15/30 (a)	170,000	153,636
Sutter Health
3.70%, 08/15/28 (a)	85,000	84,021
2.29%, 08/15/30 (a)	175,000	159,682
Sysco Corp.
3.25%, 07/15/27 (a)	150,000	147,570
5.75%, 01/17/29 (a)	175,000	179,881
2.40%, 02/15/30 (a)	240,000	220,106
5.95%, 04/01/30 (a)	150,000	155,760
5.10%, 09/23/30 (a)	150,000	151,244
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/28 (a)	375,000	379,976
2.05%, 03/31/30 (a)	675,000	613,831
Thermo Fisher Scientific, Inc.
4.80%, 11/21/27 (a)	165,000	166,866
1.75%, 10/15/28 (a)	160,000	150,706
5.00%, 01/31/29 (a)	250,000	255,067
2.60%, 10/01/29 (a)	205,000	193,807
4.98%, 08/10/30 (a)	175,000	178,960
4.22%, 02/12/31 (a)	250,000	247,503
4.20%, 03/01/31 (a)	120,000	118,758
Toledo Hospital
5.33%, 11/15/28	75,000	75,680
Tyson Foods, Inc.
3.55%, 06/02/27 (a)	300,000	297,219
4.35%, 03/01/29 (a)	240,000	239,371
5.40%, 03/15/29 (a)	140,000	143,648
Unilever Capital Corp.
2.90%, 05/05/27 (a)	240,000	237,319
4.25%, 08/12/27 (a)	250,000	250,780
3.50%, 03/22/28 (a)	300,000	296,958
4.88%, 09/08/28 (a)	190,000	193,200
2.13%, 09/06/29 (a)	240,000	224,652
1.38%, 09/14/30 (a)	75,000	66,358
Universal Health Services, Inc.
4.63%, 10/15/29 (a)	135,000	133,583
2.65%, 10/15/30 (a)	200,000	180,144
Viatris, Inc.
2.30%, 06/22/27 (a)	205,000	198,899
2.70%, 06/22/30 (a)	355,000	321,754
Zimmer Biomet Holdings, Inc.
5.35%, 12/01/28 (a)	105,000	107,419
5.05%, 02/19/30 (a)	150,000	152,514
Zoetis, Inc.
3.00%, 09/12/27 (a)	180,000	176,983
4.15%, 08/17/28 (a)	225,000	224,339
3.90%, 08/20/28 (a)	125,000	123,895
2.00%, 05/15/30 (a)	205,000	186,413
		93,535,296
Energy 5.8%
APA Corp.
4.25%, 01/15/30 (a)	110,000	108,369
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
3.34%, 12/15/27 (a)	310,000	305,781
4.05%, 03/11/29 (a)	120,000	119,321
3.14%, 11/07/29 (a)	100,000	96,224
4.49%, 05/01/30 (a)	155,000	155,294
Boardwalk Pipelines LP
4.45%, 07/15/27 (a)	240,000	239,878
4.80%, 05/03/29 (a)	120,000	120,710
3.40%, 02/15/31 (a)	100,000	93,412
BP Capital Markets America, Inc.
3.54%, 04/06/27 (a)	105,000	104,301
3.59%, 04/14/27 (a)	110,000	109,348
5.02%, 11/17/27 (a)	290,000	293,999
3.94%, 09/21/28 (a)	255,000	253,353
4.23%, 11/06/28 (a)	500,000	500,300
4.70%, 04/10/29 (a)	305,000	308,614
4.97%, 10/17/29 (a)	220,000	224,690
4.87%, 11/25/29 (a)	180,000	183,386
3.63%, 04/06/30 (a)	290,000	282,472
1.75%, 08/10/30 (a)	255,000	228,210

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
BP Capital Markets PLC
3.28%, 09/19/27 (a)	385,000	380,384
3.72%, 11/28/28 (a)	200,000	196,974
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	235,000	233,684
5.00%, 12/15/29 (a)	160,000	162,626
2.95%, 07/15/30 (a)	170,000	160,087
Cenovus Energy, Inc.
4.65%, 03/20/31 (a)	120,000	119,221
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (a)	225,000	226,357
3.70%, 11/15/29 (a)	300,000	291,798
Cheniere Energy Partners LP
4.50%, 10/01/29 (a)	460,000	457,521
4.00%, 03/01/31 (a)	360,000	345,798
Cheniere Energy, Inc.
4.63%, 10/15/28 (a)	340,000	338,963
Chevron Corp.
2.00%, 05/11/27 (a)	255,000	249,579
2.24%, 05/11/30 (a)	370,000	341,832
Chevron USA, Inc.
1.02%, 08/12/27 (a)	270,000	259,216
3.95%, 08/13/27	190,000	190,070
3.85%, 01/15/28 (a)	155,000	154,603
4.48%, 02/26/28 (a)	250,000	252,067
4.05%, 08/13/28 (a)	130,000	130,109
3.25%, 10/15/29 (a)	165,000	160,033
4.69%, 04/15/30 (a)	250,000	253,990
4.30%, 10/15/30 (a)	270,000	270,678
ConocoPhillips Co.
6.95%, 04/15/29	260,000	279,274
4.70%, 01/15/30 (a)	300,000	302,853
Continental Resources, Inc.
4.38%, 01/15/28 (a)	225,000	223,474
Coterra Energy, Inc.
3.90%, 05/15/27 (a)	200,000	198,756
4.38%, 03/15/29 (a)	120,000	119,771
DCP Midstream Operating LP
5.63%, 07/15/27 (a)	180,000	182,398
5.13%, 05/15/29 (a)	160,000	162,667
8.13%, 08/16/30	70,000	79,969
Devon Energy Corp.
5.25%, 10/15/27 (a)	110,000	110,008
5.88%, 06/15/28 (a)(d)	55,000	55,025
4.50%, 01/15/30 (a)	150,000	149,557
Diamondback Energy, Inc.
5.20%, 04/18/27 (a)	225,000	226,903
3.50%, 12/01/29 (a)	270,000	260,572
5.15%, 01/30/30 (a)	200,000	204,360
3.13%, 03/24/31 (a)	180,000	167,177
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/29 (a)	105,000	99,595
Enbridge, Inc.
5.25%, 04/05/27 (a)	165,000	166,373
3.70%, 07/15/27 (a)	140,000	138,816
4.60%, 06/20/28 (a)	110,000	110,387
6.00%, 11/15/28 (a)	191,000	198,443
4.20%, 11/20/28 (a)	110,000	109,240
5.30%, 04/05/29 (a)	210,000	214,515
3.13%, 11/15/29 (a)	260,000	247,835
4.90%, 06/20/30 (a)	110,000	111,199
6.20%, 11/15/30 (a)	190,000	201,632
4.50%, 02/15/31 (a)	125,000	123,743
4.85%, 03/27/31 (a)	250,000	251,040
7.38%, 03/15/55 (a)(b)	140,000	146,607
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy Transfer LP
4.20%, 04/15/27 (a)	160,000	159,696
5.50%, 06/01/27 (a)	265,000	267,637
4.00%, 10/01/27 (a)	145,000	144,068
5.55%, 02/15/28 (a)	220,000	224,209
4.95%, 05/15/28 (a)	185,000	186,680
4.95%, 06/15/28 (a)	245,000	247,604
6.10%, 12/01/28 (a)	130,000	135,229
5.25%, 04/15/29 (a)	295,000	300,637
5.25%, 07/01/29 (a)	325,000	332,329
4.15%, 09/15/29 (a)	130,000	128,531
5.20%, 04/01/30 (a)	180,000	184,234
3.75%, 05/15/30 (a)	325,000	314,431
6.40%, 12/01/30 (a)	300,000	320,739
4.55%, 01/15/31 (a)	240,000	237,929
Eni USA, Inc.
7.30%, 11/15/27	160,000	167,246
Enterprise Products Operating LLC
4.30%, 06/20/28 (a)	150,000	150,207
4.15%, 10/16/28 (a)	245,000	244,586
3.13%, 07/31/29 (a)	360,000	347,123
2.80%, 01/31/30 (a)	330,000	311,536
4.60%, 01/15/31 (a)	330,000	330,848
5.25%, 08/16/77 (a)(b)	250,000	248,102
5.38%, 02/15/78 (a)(b)	170,000	168,140
EOG Resources, Inc.
4.40%, 07/15/28 (a)	185,000	185,721
4.38%, 04/15/30 (a)	200,000	199,596
4.40%, 01/15/31 (a)	180,000	178,841
EQT Corp.
3.90%, 10/01/27 (a)	88,000	87,247
5.70%, 04/01/28 (a)	100,000	102,285
5.00%, 01/15/29 (a)	60,000	60,607
7.00%, 02/01/30 (a)(f)	185,000	197,994
7.50%, 06/01/30 (a)	140,000	152,513
4.75%, 01/15/31 (a)	270,000	269,058
Expand Energy Corp.
5.38%, 02/01/29 (a)	160,000	160,030
5.38%, 03/15/30 (a)	290,000	292,593
Exxon Mobil Corp.
2.44%, 08/16/29 (a)	290,000	276,025
3.48%, 03/19/30 (a)	575,000	559,745
2.61%, 10/15/30 (a)	460,000	430,132
Halliburton Co.
2.92%, 03/01/30 (a)	243,000	229,103
Helmerich & Payne, Inc.
4.65%, 12/01/27 (a)	75,000	75,179
4.85%, 12/01/29 (a)	100,000	100,326
Hess Corp.
4.30%, 04/01/27 (a)	230,000	230,147
7.88%, 10/01/29	105,000	117,391
HF Sinclair Corp.
5.00%, 02/01/28 (a)	135,000	134,984
4.50%, 10/01/30 (a)	5,000	4,918
5.75%, 01/15/31 (a)	160,000	163,706
Kinder Morgan Energy Partners LP
7.40%, 03/15/31	80,000	89,654
Kinder Morgan, Inc.
4.30%, 03/01/28 (a)	250,000	249,862
5.00%, 02/01/29 (a)	285,000	289,549
5.10%, 08/01/29 (a)	120,000	122,425
5.15%, 06/01/30 (a)	290,000	296,832
2.00%, 02/15/31 (a)	200,000	177,124
Marathon Petroleum Corp.
3.80%, 04/01/28 (a)	115,000	113,680
5.15%, 03/01/30 (a)	270,000	275,675

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MPLX LP
4.25%, 12/01/27 (a)	155,000	154,692
4.00%, 03/15/28 (a)	345,000	342,409
4.80%, 02/15/29 (a)	190,000	191,700
2.65%, 08/15/30 (a)	330,000	304,260
4.80%, 02/15/31 (a)	350,000	351,095
National Fuel Gas Co.
3.95%, 09/15/27 (a)	90,000	89,324
4.75%, 09/01/28 (a)	60,000	60,101
5.50%, 03/15/30 (a)	135,000	138,267
2.95%, 03/01/31 (a)	110,000	100,043
Northwest Pipeline LLC
4.00%, 04/01/27 (a)	160,000	159,358
NOV, Inc.
3.60%, 12/01/29 (a)	120,000	116,099
Occidental Petroleum Corp.
8.88%, 07/15/30 (a)	220,000	250,644
6.63%, 09/01/30 (a)	330,000	353,978
ONEOK, Inc.
4.00%, 07/13/27 (a)	110,000	109,414
4.25%, 09/24/27 (a)	265,000	264,438
4.55%, 07/15/28 (a)	205,000	205,324
5.65%, 11/01/28 (a)	155,000	159,213
4.35%, 03/15/29 (a)	165,000	164,048
5.38%, 06/01/29 (a)	150,000	152,902
3.40%, 09/01/29 (a)	165,000	158,824
4.40%, 10/15/29 (a)	185,000	184,021
3.10%, 03/15/30 (a)	205,000	193,436
3.25%, 06/01/30 (a)	125,000	118,116
5.80%, 11/01/30 (a)	130,000	135,390
6.35%, 01/15/31 (a)	160,000	170,208
Ovintiv, Inc.
5.65%, 05/15/28 (a)	220,000	226,008
8.13%, 09/15/30	70,000	78,849
Patterson-UTI Energy, Inc.
3.95%, 02/01/28 (a)	145,000	142,467
5.15%, 11/15/29 (a)	85,000	85,241
Phillips 66
3.90%, 03/15/28 (a)	180,000	178,612
2.15%, 12/15/30 (a)	180,000	161,473
Phillips 66 Co.
4.95%, 12/01/27 (a)	190,000	191,839
3.75%, 03/01/28 (a)	100,000	99,016
3.15%, 12/15/29 (a)	150,000	143,081
5.88%, 03/15/56 (a)(b)	250,000	246,347
Pioneer Natural Resources Co.
1.90%, 08/15/30 (a)	275,000	247,819
2.15%, 01/15/31 (a)	220,000	198,513
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	200,000	193,654
3.80%, 09/15/30 (a)	170,000	163,902
4.70%, 01/15/31 (a)	250,000	249,637
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	335,000	333,633
4.50%, 05/15/30 (a)	500,000	496,785
Schlumberger Investment SA
2.65%, 06/26/30 (a)	130,000	121,250
Shell Finance U.S., Inc.
3.88%, 11/13/28 (a)(d)	235,000	233,263
2.38%, 11/07/29 (a)	320,000	300,378
2.75%, 04/06/30 (a)	315,000	296,569
4.13%, 11/06/30 (a)	255,000	252,606
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Shell International Finance BV
3.88%, 11/13/28 (a)	100,000	99,433
2.38%, 11/07/29 (a)	100,000	93,979
2.75%, 04/06/30 (a)(e)	75,000	70,792
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27 (a)	200,000	201,054
5.03%, 10/01/29 (a)	205,000	206,499
Targa Resources Corp.
5.20%, 07/01/27 (a)	245,000	247,212
4.35%, 01/15/29 (a)	170,000	169,291
6.15%, 03/01/29 (a)	280,000	291,998
4.90%, 09/15/30 (a)	165,000	166,553
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28 (a)	170,000	169,820
5.50%, 03/01/30 (a)	345,000	348,581
4.88%, 02/01/31 (a)	200,000	199,808
TC PipeLines LP
3.90%, 05/25/27 (a)	160,000	158,992
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/28	100,000	106,238
TotalEnergies Capital International SA
3.46%, 02/19/29 (a)	305,000	299,791
2.83%, 01/10/30 (a)	315,000	298,944
TotalEnergies Capital SA
3.88%, 10/11/28	255,000	254,431
TotalEnergies Capital USA LLC
4.25%, 01/13/31 (a)	375,000	371,861
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	330,000	328,647
4.10%, 04/15/30 (a)	280,000	274,798
7.00%, 06/01/65 (a)(b)	170,000	172,626
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (a)	100,000	99,445
3.25%, 05/15/30 (a)	130,000	123,630
Valero Energy Corp.
2.15%, 09/15/27 (a)	150,000	145,497
4.35%, 06/01/28 (a)	170,000	170,209
4.00%, 04/01/29 (a)	130,000	128,413
5.15%, 02/15/30 (a)	180,000	183,933
Valero Energy Partners LP
4.50%, 03/15/28 (a)	135,000	135,217
Viper Energy Partners LLC
4.90%, 08/01/30 (a)	100,000	100,221
Western Midstream Operating LP
4.50%, 03/01/28 (a)	85,000	85,105
4.75%, 08/15/28 (a)	90,000	90,407
6.35%, 01/15/29 (a)	135,000	140,674
4.05%, 02/01/30 (a)(g)	255,000	247,911
4.80%, 03/01/31 (a)	150,000	148,633
Williams Cos., Inc.
3.75%, 06/15/27 (a)	290,000	287,868
5.30%, 08/15/28 (a)	205,000	209,375
4.90%, 03/15/29 (a)	285,000	288,297
4.80%, 11/15/29 (a)	130,000	131,405
4.63%, 06/30/30 (a)	225,000	224,903
3.50%, 11/15/30 (a)	275,000	261,404
7.50%, 01/15/31	90,000	100,767
2.60%, 03/15/31 (a)	340,000	307,833
Woodside Finance Ltd.
4.90%, 05/19/28 (a)	255,000	257,173
5.40%, 05/19/30 (a)	250,000	255,372
		42,643,410

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Industrial Other 0.3%
Cintas Corp. No. 2
3.70%, 04/01/27 (a)	300,000	298,641
4.20%, 05/01/28 (a)	75,000	74,914
Cornell University
4.17%, 06/15/30 (a)	110,000	109,310
Emory University
2.14%, 09/01/30 (a)	105,000	95,985
Jacobs Engineering Group, Inc.
6.35%, 08/18/28 (a)	145,000	150,456
Jacobs Solutions, Inc.
4.75%, 03/03/31 (a)	200,000	197,324
Leland Stanford Junior University
1.29%, 06/01/27 (a)	110,000	106,795
4.15%, 08/01/30 (a)	100,000	99,781
MasTec, Inc.
5.90%, 06/15/29 (a)	160,000	165,338
President & Fellows of Harvard College
4.89%, 03/15/30 (a)	105,000	107,221
Quanta Services, Inc.
4.75%, 08/09/27 (a)	150,000	150,832
4.30%, 08/09/28 (a)	135,000	134,869
2.90%, 10/01/30 (a)	230,000	213,557
4.50%, 01/15/31 (a)	120,000	119,190
Trustees of Dartmouth College
4.27%, 06/01/30 (a)	70,000	70,142
Trustees of Princeton University
4.65%, 07/01/30 (a)	70,000	71,064
Yale University
1.48%, 04/15/30 (a)	135,000	122,190
		2,287,609
Technology 9.9%
Accenture Capital, Inc.
3.90%, 10/04/27 (a)	260,000	259,610
4.05%, 10/04/29 (a)	355,000	352,579
Adobe, Inc.
4.85%, 04/04/27 (a)	145,000	146,034
4.75%, 01/17/28 (a)	210,000	212,625
4.80%, 04/04/29 (a)	210,000	213,444
4.95%, 01/17/30 (a)	165,000	168,548
2.30%, 02/01/30 (a)	325,000	300,570
Advanced Micro Devices, Inc.
4.32%, 03/24/28 (a)	165,000	166,063
Alphabet, Inc.
0.80%, 08/15/27 (a)	275,000	263,967
3.88%, 11/15/28 (a)	270,000	269,279
3.70%, 02/15/29 (a)	550,000	545,451
4.00%, 05/15/30 (a)	270,000	268,113
1.10%, 08/15/30 (a)	530,000	466,368
4.10%, 11/15/30 (a)	595,000	590,906
4.10%, 02/15/31 (a)	750,000	744,915
Amdocs Ltd.
2.54%, 06/15/30 (a)	150,000	135,695
Analog Devices, Inc.
3.45%, 06/15/27 (a)	170,000	168,553
4.25%, 06/15/28 (a)	160,000	160,227
1.70%, 10/01/28 (a)	205,000	192,893
4.50%, 06/15/30 (a)	155,000	155,479
Apple, Inc.
3.20%, 05/11/27 (a)	405,000	402,003
3.00%, 06/20/27 (a)	335,000	331,489
2.90%, 09/12/27 (a)	580,000	571,538
3.00%, 11/13/27 (a)	375,000	370,207
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
1.20%, 02/08/28 (a)	725,000	690,700
4.00%, 05/10/28 (a)	320,000	320,493
4.00%, 05/12/28 (a)	330,000	330,366
1.40%, 08/05/28 (a)	500,000	472,410
3.25%, 08/08/29 (a)	250,000	244,287
2.20%, 09/11/29 (a)	430,000	405,550
4.15%, 05/10/30 (a)	170,000	170,468
1.65%, 05/11/30 (a)	425,000	385,832
4.20%, 05/12/30 (a)	310,000	311,584
1.25%, 08/20/30 (a)	280,000	248,161
1.65%, 02/08/31 (a)	650,000	580,144
Applied Materials, Inc.
3.30%, 04/01/27 (a)	285,000	282,626
4.80%, 06/15/29 (a)	175,000	178,183
1.75%, 06/01/30 (a)	210,000	189,071
4.00%, 01/15/31 (a)	130,000	127,625
Arrow Electronics, Inc.
3.88%, 01/12/28 (a)	115,000	113,458
5.15%, 08/21/29 (a)	120,000	121,256
Atlassian Corp.
5.25%, 05/15/29 (a)	100,000	100,686
Autodesk, Inc.
3.50%, 06/15/27 (a)	125,000	123,638
2.85%, 01/15/30 (a)	120,000	112,415
Automatic Data Processing, Inc.
1.70%, 05/15/28 (a)	265,000	252,648
1.25%, 09/01/30 (a)	205,000	180,121
Avnet, Inc.
6.25%, 03/15/28 (a)	115,000	118,504
Baidu, Inc.
3.63%, 07/06/27	200,000	198,474
4.38%, 03/29/28 (a)	200,000	200,404
4.88%, 11/14/28 (a)	200,000	202,788
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28 (a)	135,000	133,448
Broadcom, Inc.
5.05%, 07/12/27 (a)	112,000	113,194
1.95%, 02/15/28 (a)	175,000	168,098
4.80%, 04/15/28 (a)	220,000	222,548
4.00%, 04/15/29 (a)(d)	250,000	247,515
4.75%, 04/15/29 (a)	435,000	439,989
5.05%, 07/12/29 (a)	615,000	627,835
4.35%, 02/15/30 (a)	440,000	438,957
5.00%, 04/15/30 (a)	155,000	157,889
5.05%, 04/15/30 (a)	215,000	219,567
4.60%, 07/15/30 (a)	410,000	411,923
4.20%, 10/15/30 (a)	245,000	242,261
4.15%, 11/15/30 (a)	485,000	477,783
4.30%, 01/15/31 (a)	180,000	178,582
2.45%, 02/15/31 (a)	550,000	500,109
Broadridge Financial Solutions, Inc.
2.90%, 12/01/29 (a)	200,000	187,144
Cadence Design Systems, Inc.
4.20%, 09/10/27	110,000	109,888
4.30%, 09/10/29 (a)	250,000	249,280
CDW LLC/CDW Finance Corp.
4.25%, 04/01/28 (a)	145,000	143,301
3.28%, 12/01/28 (a)	125,000	120,115
3.25%, 02/15/29 (a)	210,000	200,080
5.10%, 03/01/30 (a)	120,000	119,831
CGI, Inc.
4.95%, 03/14/30 (a)	195,000	195,920
Cisco Systems, Inc.
4.55%, 02/24/28 (a)	230,000	232,597
4.85%, 02/26/29 (a)	655,000	667,248

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.75%, 02/24/30 (a)	275,000	280,208
4.95%, 02/26/31 (a)	600,000	614,802
Concentrix Corp.
6.60%, 08/02/28 (a)(e)	195,000	194,518
6.50%, 03/01/29 (a)	150,000	145,932
Dell International LLC/EMC Corp.
6.10%, 07/15/27 (a)	160,000	163,021
5.25%, 02/01/28 (a)	200,000	202,732
4.75%, 04/01/28 (a)	250,000	251,795
4.15%, 02/15/29 (a)	220,000	218,141
5.30%, 10/01/29 (a)	460,000	469,554
4.35%, 02/01/30 (a)	150,000	148,544
5.00%, 04/01/30 (a)	175,000	177,259
6.20%, 07/15/30 (a)	225,000	237,712
4.50%, 02/15/31 (a)	300,000	296,226
Dell, Inc.
7.10%, 04/15/28	100,000	105,069
DXC Technology Co.
2.38%, 09/15/28 (a)(e)	190,000	178,834
Equifax, Inc.
5.10%, 12/15/27 (a)	155,000	156,614
5.10%, 06/01/28 (a)	165,000	167,155
4.80%, 09/15/29 (a)	165,000	166,035
3.10%, 05/15/30 (a)	160,000	149,845
Equinix Asia Financing Corp. Pte. Ltd.
4.40%, 03/15/31 (a)	170,000	166,605
Equinix Europe 2 Financing Corp. LLC
4.60%, 11/15/30 (a)	330,000	327,056
Equinix, Inc.
1.80%, 07/15/27 (a)	120,000	116,060
1.55%, 03/15/28 (a)	110,000	104,218
2.00%, 05/15/28 (a)(e)	115,000	109,542
3.20%, 11/18/29 (a)	285,000	271,528
2.15%, 07/15/30 (a)	280,000	251,720
Fidelity National Information Services, Inc.
1.65%, 03/01/28 (a)	170,000	161,009
4.45%, 03/10/28	500,000	498,620
4.55%, 03/10/29 (a)	570,000	567,327
3.75%, 05/21/29 (a)	135,000	131,181
2.25%, 03/01/31 (a)	180,000	159,521
4.80%, 03/10/31 (a)	490,000	486,134
Fiserv, Inc.
2.25%, 06/01/27 (a)	275,000	267,671
5.45%, 03/02/28 (a)	210,000	213,062
5.38%, 08/21/28 (a)	175,000	177,627
4.20%, 10/01/28 (a)	260,000	257,169
3.50%, 07/01/29 (a)	695,000	665,970
4.75%, 03/15/30 (a)	205,000	203,319
2.65%, 06/01/30 (a)	275,000	250,723
4.55%, 02/15/31 (a)	250,000	244,940
5.35%, 03/15/31 (a)	130,000	131,399
Flex Ltd.
6.00%, 01/15/28 (a)	95,000	97,013
4.88%, 06/15/29 (a)	225,000	225,886
4.88%, 05/12/30 (a)	100,000	99,983
Fortinet, Inc.
2.20%, 03/15/31 (a)	110,000	97,859
Gartner, Inc.
4.95%, 03/20/31 (a)	80,000	78,105
Genpact Luxembourg SARL/Genpact USA, Inc.
6.00%, 06/04/29 (a)	100,000	103,057
Genpact U.K. Finco PLC/Genpact USA, Inc.
4.95%, 11/18/30 (a)	115,000	112,848
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Global Payments, Inc.
4.95%, 08/15/27 (a)	155,000	155,468
4.55%, 03/15/28	120,000	119,491
4.45%, 06/01/28 (a)	140,000	138,887
4.50%, 11/15/28 (a)	390,000	386,467
3.20%, 08/15/29 (a)	345,000	325,452
5.30%, 08/15/29 (a)	125,000	125,921
2.90%, 05/15/30 (a)	235,000	214,971
4.88%, 11/15/30 (a)	380,000	373,285
Hewlett Packard Enterprise Co.
4.05%, 09/15/27	190,000	188,963
4.40%, 09/25/27 (a)	315,000	314,584
4.50%, 03/23/28	120,000	120,030
5.25%, 07/01/28 (a)	155,000	157,426
4.15%, 09/15/28 (a)	180,000	178,589
4.60%, 03/23/29 (a)	150,000	149,808
4.55%, 10/15/29 (a)	475,000	472,739
4.40%, 10/15/30 (a)	210,000	206,077
HP, Inc.
3.00%, 06/17/27 (a)	245,000	240,840
4.75%, 01/15/28 (a)	230,000	231,196
4.00%, 04/15/29 (a)	245,000	240,597
5.40%, 04/25/30 (a)	135,000	137,917
3.40%, 06/17/30 (a)(e)	150,000	142,197
IBM International Capital Pte. Ltd.
4.60%, 02/05/29 (a)	165,000	166,059
4.75%, 02/05/31 (a)	125,000	125,233
Intel Corp.
3.15%, 05/11/27 (a)	255,000	251,410
3.75%, 08/05/27 (a)	280,000	277,693
4.88%, 02/10/28 (a)	370,000	372,594
1.60%, 08/12/28 (a)	225,000	210,859
4.00%, 08/05/29 (a)	210,000	206,619
2.45%, 11/15/29 (a)(e)	510,000	473,545
5.13%, 02/10/30 (a)	335,000	339,553
3.90%, 03/25/30 (a)	380,000	368,638
5.00%, 02/21/31 (a)	125,000	126,123
International Business Machines Corp.
1.70%, 05/15/27 (a)	290,000	281,979
4.15%, 07/27/27 (a)	185,000	184,700
6.22%, 08/01/27	130,000	133,283
6.50%, 01/15/28	105,000	109,088
4.50%, 02/06/28 (a)	250,000	250,947
4.65%, 02/10/28 (a)	250,000	251,642
4.00%, 02/03/29 (a)	100,000	99,006
3.50%, 05/15/29	790,000	768,346
4.80%, 02/10/30 (a)	240,000	242,568
1.95%, 05/15/30 (a)	330,000	297,756
4.30%, 02/03/31 (a)	100,000	98,624
Intuit, Inc.
1.35%, 07/15/27 (a)	115,000	110,954
5.13%, 09/15/28 (a)	185,000	188,609
1.65%, 07/15/30 (a)	145,000	129,310
Jabil, Inc.
4.25%, 05/15/27 (a)	125,000	124,771
3.95%, 01/12/28 (a)	115,000	113,991
4.20%, 02/01/29 (a)	145,000	143,391
5.45%, 02/01/29 (a)	90,000	91,801
3.60%, 01/15/30 (a)	150,000	144,129
3.00%, 01/15/31 (a)	150,000	138,318
Juniper Networks, Inc.
3.75%, 08/15/29 (a)	120,000	116,804
2.00%, 12/10/30 (a)	85,000	74,741
Keysight Technologies, Inc.
4.60%, 04/06/27 (a)	160,000	160,154
3.00%, 10/30/29 (a)	140,000	133,321
5.35%, 07/30/30 (a)	200,000	205,648

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
KLA Corp.
4.10%, 03/15/29 (a)	185,000	184,291
Kyndryl Holdings, Inc.
2.70%, 10/15/28 (a)	100,000	92,538
Lam Research Corp.
4.00%, 03/15/29 (a)	230,000	228,719
1.90%, 06/15/30 (a)	175,000	158,338
Leidos, Inc.
4.10%, 03/15/29 (a)	100,000	98,950
4.38%, 05/15/30 (a)	175,000	172,417
2.30%, 02/15/31 (a)	250,000	222,462
Marvell Technology, Inc.
2.45%, 04/15/28 (a)	190,000	182,791
4.88%, 06/22/28 (a)	110,000	111,092
5.75%, 02/15/29 (a)	125,000	129,030
4.75%, 07/15/30 (a)	95,000	95,334
Mastercard, Inc.
4.10%, 01/15/28 (a)	205,000	205,314
3.50%, 02/26/28 (a)	105,000	104,076
4.88%, 03/09/28 (a)	170,000	172,577
4.55%, 03/15/28 (a)	110,000	111,051
2.95%, 06/01/29 (a)	215,000	207,157
3.35%, 03/26/30 (a)	440,000	425,880
1.90%, 03/15/31 (a)	130,000	115,811
Microchip Technology, Inc.
4.90%, 03/15/28	200,000	201,270
5.05%, 03/15/29 (a)	255,000	258,603
5.05%, 02/15/30 (a)	300,000	302,976
Micron Technology, Inc.
5.30%, 01/15/31 (a)	260,000	272,238
Microsoft Corp.
3.40%, 06/15/27 (a)	125,000	124,373
1.35%, 09/15/30 (a)	95,000	84,617
Moody's Corp.
3.25%, 01/15/28 (a)	120,000	117,824
4.25%, 02/01/29 (a)	100,000	100,072
Motorola Solutions, Inc.
4.60%, 02/23/28 (a)	165,000	165,708
5.00%, 04/15/29 (a)	150,000	152,015
4.60%, 05/23/29 (a)	145,000	145,191
4.85%, 08/15/30 (a)	135,000	136,025
2.30%, 11/15/30 (a)	245,000	220,919
NetApp, Inc.
2.38%, 06/22/27 (a)	180,000	175,565
2.70%, 06/22/30 (a)	130,000	119,404
Nokia OYJ
4.38%, 06/12/27	120,000	119,413
NVIDIA Corp.
1.55%, 06/15/28 (a)	295,000	280,353
2.85%, 04/01/30 (a)	395,000	375,124
NXP BV/NXP Funding LLC
5.55%, 12/01/28 (a)	135,000	138,254
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/27 (a)	110,000	108,521
4.40%, 06/01/27 (a)	135,000	135,005
4.30%, 08/19/28 (a)	165,000	164,353
4.30%, 06/18/29 (a)	260,000	257,741
3.40%, 05/01/30 (a)	190,000	181,180
Oracle Corp.
2.80%, 04/01/27 (a)	580,000	570,169
3.25%, 11/15/27 (a)	720,000	702,871
2.30%, 03/25/28 (a)	505,000	481,376
4.50%, 05/06/28 (a)	250,000	249,257
4.80%, 08/03/28 (a)	380,000	380,209
4.55%, 02/04/29 (a)	650,000	641,764
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.20%, 09/27/29 (a)	380,000	368,307
6.15%, 11/09/29 (a)	320,000	330,134
2.95%, 04/01/30 (a)	780,000	711,750
4.65%, 05/06/30 (a)	245,000	239,568
3.25%, 05/15/30 (a)	75,000	69,347
4.45%, 09/26/30 (a)	735,000	708,466
4.95%, 02/04/31 (a)	900,000	881,253
2.88%, 03/25/31 (a)	795,000	706,763
Paychex, Inc.
5.10%, 04/15/30 (a)	395,000	398,835
PayPal Holdings, Inc.
3.90%, 06/01/27 (a)	155,000	154,312
4.45%, 03/06/28 (a)	100,000	100,313
2.85%, 10/01/29 (a)	350,000	332,087
2.30%, 06/01/30 (a)	285,000	260,992
Qorvo, Inc.
4.38%, 10/15/29 (a)	245,000	239,715
QUALCOMM, Inc.
3.25%, 05/20/27 (a)	435,000	430,998
1.30%, 05/20/28 (a)	245,000	231,287
2.15%, 05/20/30 (a)	365,000	334,325
4.50%, 05/20/30 (a)	120,000	120,668
RELX Capital, Inc.
4.00%, 03/18/29 (a)	280,000	277,332
4.75%, 03/27/30 (a)	180,000	181,442
3.00%, 05/22/30 (a)	200,000	188,392
Roper Technologies, Inc.
1.40%, 09/15/27 (a)	165,000	158,019
4.20%, 09/15/28 (a)	235,000	233,360
4.25%, 09/15/28 (a)	165,000	164,132
2.95%, 09/15/29 (a)	145,000	137,031
4.50%, 10/15/29 (a)	100,000	99,465
2.00%, 06/30/30 (a)	155,000	138,396
4.45%, 09/15/30 (a)	110,000	108,369
1.75%, 02/15/31 (a)	250,000	215,912
S&P Global, Inc.
4.75%, 08/01/28 (a)	210,000	212,287
2.95%, 03/01/29 (a)	325,000	312,793
4.25%, 05/01/29 (a)	210,000	209,483
2.50%, 12/01/29 (a)	185,000	173,600
1.25%, 08/15/30 (a)	100,000	87,217
4.25%, 01/15/31 (a)(d)	150,000	148,302
Salesforce, Inc.
4.50%, 03/15/28 (a)	870,000	870,357
3.70%, 04/11/28 (a)	425,000	420,380
1.50%, 07/15/28 (a)	205,000	192,589
4.65%, 03/15/29 (a)	1,060,000	1,062,152
ServiceNow, Inc.
1.40%, 09/01/30 (a)	330,000	286,437
Synopsys, Inc.
4.55%, 04/01/27	250,000	250,440
4.65%, 04/01/28 (a)	205,000	205,888
4.85%, 04/01/30 (a)	500,000	503,825
TD SYNNEX Corp.
2.38%, 08/09/28 (a)	165,000	156,595
4.30%, 01/17/29 (a)	120,000	118,642
Teledyne FLIR LLC
2.50%, 08/01/30 (a)	105,000	96,627
Teledyne Technologies, Inc.
2.25%, 04/01/28 (a)	150,000	143,984
Tencent Music Entertainment Group
2.00%, 09/03/30 (a)	200,000	180,546
Texas Instruments, Inc.
2.90%, 11/03/27 (a)	120,000	118,151
4.60%, 02/15/28 (a)	140,000	141,210

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 02/08/29 (a)	130,000	131,733
2.25%, 09/04/29 (a)	230,000	215,666
1.75%, 05/04/30 (a)	175,000	158,202
4.50%, 05/23/30 (a)	175,000	175,756
Trimble, Inc.
4.90%, 06/15/28 (a)	145,000	145,523
TSMC Arizona Corp.
3.88%, 04/22/27 (a)	250,000	249,062
4.13%, 04/22/29 (a)	200,000	199,082
VeriSign, Inc.
4.75%, 07/15/27 (a)	160,000	160,050
Verisk Analytics, Inc.
4.13%, 03/15/29 (a)	95,000	94,581
4.45%, 03/15/31 (a)	120,000	118,055
Visa, Inc.
1.90%, 04/15/27 (a)	440,000	430,866
0.75%, 08/15/27 (a)	170,000	162,775
2.75%, 09/15/27 (a)	215,000	211,330
3.80%, 02/12/29 (a)	225,000	223,758
2.05%, 04/15/30 (a)	335,000	308,307
4.10%, 02/12/31 (a)	200,000	199,792
1.10%, 02/15/31 (a)	200,000	173,212
VMware LLC
1.80%, 08/15/28 (a)	225,000	211,876
4.70%, 05/15/30 (a)	200,000	201,366
Western Union Co.
4.75%, 06/15/29 (a)	110,000	109,075
2.75%, 03/15/31 (a)	70,000	63,426
Workday, Inc.
3.50%, 04/01/27 (a)	250,000	247,800
3.70%, 04/01/29 (a)	205,000	199,900
Xilinx, Inc.
2.38%, 06/01/30 (a)	210,000	193,872
		73,335,568
Transportation 1.3%
American Airlines 2015-1 Class A Pass-Through Trust
3.38%, 11/01/28	177,782	175,028
American Airlines 2015-2 Class AA Pass-Through Trust
3.60%, 03/22/29	52,621	51,736
American Airlines 2016-1 Class AA Pass-Through Trust
3.58%, 07/15/29	54,820	53,843
American Airlines 2016-2 Class AA Pass-Through Trust
3.20%, 12/15/29	87,675	85,230
American Airlines 2016-3 Class AA Pass-Through Trust
3.00%, 04/15/30	57,368	55,606
American Airlines 2017-1 Class AA Pass-Through Trust
3.65%, 08/15/30	93,638	91,067
American Airlines 2017-2 Class AA Pass-Through Trust
3.35%, 04/15/31	59,408	57,166
Burlington Northern Santa Fe LLC
3.25%, 06/15/27 (a)	175,000	173,565
Canadian National Railway Co.
6.90%, 07/15/28	100,000	105,765
4.20%, 03/12/31 (a)	70,000	69,058
Canadian Pacific Railway Co.
4.00%, 06/01/28 (a)	120,000	119,347
4.00%, 03/15/29 (a)	150,000	148,311
2.88%, 11/15/29 (a)	110,000	104,545
2.05%, 03/05/30 (a)	125,000	114,431
4.80%, 03/30/30 (a)	145,000	146,891
CH Robinson Worldwide, Inc.
4.20%, 04/15/28 (a)	150,000	148,947
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CSX Corp.
3.25%, 06/01/27 (a)	230,000	227,500
3.80%, 03/01/28 (a)	175,000	173,574
4.25%, 03/15/29 (a)	250,000	249,762
2.40%, 02/15/30 (a)	105,000	97,643
Delta Air Lines 2020-1 Class AA Pass-Through Trust
2.00%, 12/10/29	137,582	133,174
Delta Air Lines, Inc.
4.38%, 04/19/28 (a)	85,000	84,461
4.95%, 07/10/28 (a)	210,000	210,790
3.75%, 10/28/29 (a)	110,000	105,993
5.25%, 07/10/30 (a)	250,000	251,985
FedEx Corp.
3.40%, 02/15/28 (a)	75,000	73,731
3.10%, 08/05/29 (a)	255,000	244,528
4.25%, 05/15/30 (a)	150,000	148,495
Fedex Freight Holding Co., Inc.
4.30%, 03/15/29 (a)(d)	250,000	247,032
4.65%, 03/15/31 (a)(d)	240,000	235,920
GXO Logistics, Inc.
6.25%, 05/06/29 (a)	150,000	155,672
JB Hunt Transport Services, Inc.
4.90%, 03/15/30 (a)	220,000	222,919
Kirby Corp.
4.20%, 03/01/28 (a)	140,000	139,208
Norfolk Southern Corp.
7.80%, 05/15/27	80,000	83,024
3.15%, 06/01/27 (a)(e)	125,000	123,413
3.80%, 08/01/28 (a)	145,000	143,514
2.55%, 11/01/29 (a)	105,000	98,926
5.05%, 08/01/30 (a)	145,000	148,303
Ryder System, Inc.
4.30%, 06/15/27 (a)	50,000	50,018
5.65%, 03/01/28 (a)	120,000	122,748
5.25%, 06/01/28 (a)	155,000	157,588
6.30%, 12/01/28 (a)	80,000	83,672
5.38%, 03/15/29 (a)	120,000	122,879
5.50%, 06/01/29 (a)	90,000	92,671
4.95%, 09/01/29 (a)	65,000	65,917
4.90%, 12/01/29 (a)	115,000	116,352
5.00%, 03/15/30 (a)	120,000	121,754
4.85%, 06/15/30 (a)	60,000	60,463
4.30%, 12/01/30 (a)	80,000	78,706
Southwest Airlines Co.
5.13%, 06/15/27 (a)	380,000	381,357
3.45%, 11/16/27 (a)	90,000	88,363
4.38%, 11/15/28 (a)	195,000	192,598
2.63%, 02/10/30 (a)	125,000	114,614
Union Pacific Corp.
3.00%, 04/15/27 (a)	80,000	79,046
3.95%, 09/10/28 (a)	225,000	223,740
6.63%, 02/01/29	100,000	106,473
3.70%, 03/01/29 (a)	160,000	157,806
2.40%, 02/05/30 (a)	225,000	209,475
United Airlines 2016-1 Class AA Pass-Through Trust
3.10%, 01/07/30	96,511	93,646
United Airlines 2016-2 Class AA Pass-Through Trust
2.88%, 04/07/30	96,354	92,836
United Airlines 2018-1 Class AA Pass-Through Trust
3.50%, 09/01/31	105,553	101,905
United Airlines 2020-1 Class A Pass-Through Trust
5.88%, 04/15/29	237,693	241,443
United Parcel Service, Inc.
3.05%, 11/15/27 (a)	190,000	187,110
3.40%, 03/15/29 (a)	190,000	185,856

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.50%, 09/01/29 (a)	130,000	122,987
4.45%, 04/01/30 (a)	195,000	196,552
4.65%, 10/15/30 (a)	115,000	116,717
		9,265,395
		380,384,096

Utility 7.0%
Electric 6.2%
AEP Texas, Inc.
3.95%, 06/01/28 (a)	140,000	138,734
5.45%, 05/15/29 (a)	160,000	164,227
2.10%, 07/01/30 (a)	145,000	131,387
AES Corp.
5.45%, 06/01/28 (a)	225,000	227,164
2.45%, 01/15/31 (a)	220,000	195,107
Alabama Power Co.
3.75%, 09/01/27 (a)	145,000	144,332
1.45%, 09/15/30 (a)	135,000	118,688
4.30%, 03/15/31 (a)	120,000	119,058
Ameren Corp.
1.75%, 03/15/28 (a)	105,000	99,936
5.00%, 01/15/29 (a)	175,000	177,823
3.50%, 01/15/31 (a)	190,000	180,420
Ameren Illinois Co.
3.80%, 05/15/28 (a)	130,000	128,852
1.55%, 11/15/30 (a)	70,000	61,410
American Electric Power Co., Inc.
5.75%, 11/01/27 (a)	180,000	183,402
3.20%, 11/13/27 (a)	125,000	122,879
4.30%, 12/01/28 (a)	150,000	149,710
5.20%, 01/15/29 (a)	220,000	224,655
2.30%, 03/01/30 (a)	100,000	91,682
7.05%, 12/15/54 (a)(b)	85,000	87,774
5.80%, 03/15/56 (a)(b)	370,000	365,456
Appalachian Power Co.
3.30%, 06/01/27 (a)	65,000	64,168
Arizona Public Service Co.
2.95%, 09/15/27 (a)	85,000	83,187
2.60%, 08/15/29 (a)	130,000	122,281
Atlantic City Electric Co.
4.00%, 10/15/28 (a)	80,000	79,562
2.30%, 03/15/31 (a)	80,000	72,153
Avangrid, Inc.
3.80%, 06/01/29 (a)	150,000	146,772
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	155,000	152,053
3.70%, 07/15/30 (a)	250,000	243,032
Black Hills Corp.
5.95%, 03/15/28 (a)	95,000	97,498
3.05%, 10/15/29 (a)	125,000	118,840
2.50%, 06/15/30 (a)	70,000	63,995
4.55%, 01/31/31 (a)	110,000	108,926
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28 (a)	185,000	189,185
4.80%, 03/15/30 (a)	100,000	101,420
CenterPoint Energy, Inc.
5.40%, 06/01/29 (a)	150,000	153,798
2.95%, 03/01/30 (a)	86,000	81,076
7.00%, 02/15/55 (a)(b)	135,000	139,173
6.70%, 05/15/55 (a)(b)	75,000	75,881
CMS Energy Corp.
3.45%, 08/15/27 (a)	140,000	138,275
4.75%, 06/01/50 (a)(b)	100,000	97,016
3.75%, 12/01/50 (a)(b)	115,000	104,881
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Commonwealth Edison Co.
2.95%, 08/15/27 (a)	115,000	113,105
3.70%, 08/15/28 (a)	125,000	123,618
2.20%, 03/01/30 (a)	75,000	69,012
Connecticut Light & Power Co.
4.65%, 01/01/29 (a)	130,000	131,244
4.95%, 01/15/30 (a)	85,000	86,550
Consolidated Edison Co. of New York, Inc.
3.13%, 11/15/27 (a)	110,000	108,260
3.80%, 05/15/28 (a)	125,000	123,994
4.00%, 12/01/28 (a)	110,000	109,271
3.35%, 04/01/30 (a)	150,000	143,992
Constellation Energy Generation LLC
3.90%, 01/08/28	220,000	218,376
5.60%, 03/01/28 (a)	200,000	204,432
4.63%, 02/01/29 (a)(d)	160,000	158,139
4.40%, 01/15/31 (a)	215,000	212,616
5.00%, 02/01/31 (a)(d)	150,000	150,495
3.75%, 03/01/31 (a)(d)	190,000	181,315
Consumers Energy Co.
4.65%, 03/01/28 (a)	75,000	75,620
3.80%, 11/15/28 (a)	85,000	84,147
4.90%, 02/15/29 (a)	130,000	132,187
4.60%, 05/30/29 (a)	145,000	146,112
4.70%, 01/15/30 (a)	155,000	156,651
4.50%, 01/15/31 (a)	120,000	120,286
Dayton Power & Light Co.
4.55%, 08/15/30 (a)	95,000	94,117
Dominion Energy, Inc.
4.60%, 05/15/28 (a)	225,000	225,765
4.25%, 06/01/28 (a)	95,000	94,706
3.38%, 04/01/30 (a)	375,000	358,560
5.00%, 06/15/30 (a)	175,000	177,562
6.88%, 02/01/55 (a)(b)	245,000	251,835
6.00%, 02/15/56 (a)(b)	375,000	372,611
DTE Electric Co.
4.25%, 05/14/27	150,000	150,232
1.90%, 04/01/28 (a)	130,000	124,492
2.25%, 03/01/30 (a)	140,000	129,514
2.63%, 03/01/31 (a)	140,000	128,831
DTE Energy Co.
4.95%, 07/01/27 (a)	250,000	251,767
4.88%, 06/01/28 (a)	250,000	252,325
5.10%, 03/01/29 (a)	300,000	305,172
3.40%, 06/15/29 (a)	145,000	140,379
2.95%, 03/01/30 (a)	95,000	89,513
5.20%, 04/01/30 (a)	260,000	265,325
Duke Energy Carolinas LLC
3.95%, 11/15/28 (a)	170,000	168,790
6.00%, 12/01/28	50,000	52,150
2.45%, 08/15/29 (a)	150,000	141,328
2.45%, 02/01/30 (a)	105,000	97,827
4.85%, 03/15/30 (a)	105,000	106,964
Duke Energy Corp.
3.15%, 08/15/27 (a)	270,000	265,982
5.00%, 12/08/27 (a)	110,000	111,225
4.30%, 03/15/28 (a)	196,000	195,782
4.85%, 01/05/29 (a)	170,000	172,195
3.40%, 06/15/29 (a)	100,000	96,981
2.45%, 06/01/30 (a)	235,000	216,630
Duke Energy Florida LLC
3.80%, 07/15/28 (a)	140,000	138,810
2.50%, 12/01/29 (a)	170,000	159,565
1.75%, 06/15/30 (a)	105,000	94,151
4.20%, 12/01/30 (a)	135,000	133,707

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Duke Energy Ohio, Inc.
3.65%, 02/01/29 (a)	135,000	132,654
2.13%, 06/01/30 (a)	80,000	72,940
Duke Energy Progress LLC
3.70%, 09/01/28 (a)	141,000	139,563
3.45%, 03/15/29 (a)	80,000	78,346
Edison International
5.75%, 06/15/27 (a)	120,000	121,080
4.13%, 03/15/28 (a)	125,000	122,978
5.25%, 11/15/28 (a)	135,000	136,066
5.45%, 06/15/29 (a)	115,000	116,084
6.95%, 11/15/29 (a)	125,000	132,046
6.25%, 03/15/30 (a)	160,000	165,987
4.80%, 03/15/31 (a)	130,000	126,983
Emera U.S. Finance LLC
4.50%, 04/01/29 (a)	110,000	109,864
Enel Chile SA
4.88%, 06/12/28 (a)	295,000	296,673
Entergy Arkansas LLC
4.00%, 06/01/28 (a)	95,000	94,563
Entergy Corp.
1.90%, 06/15/28 (a)	185,000	175,574
2.80%, 06/15/30 (a)	100,000	93,147
7.13%, 12/01/54 (a)(b)	300,000	307,383
Entergy Louisiana LLC
3.12%, 09/01/27 (a)	60,000	59,161
3.25%, 04/01/28 (a)	160,000	156,970
1.60%, 12/15/30 (a)	60,000	52,570
Entergy Mississippi LLC
2.85%, 06/01/28 (a)	80,000	77,743
Entergy Texas, Inc.
4.00%, 03/30/29 (a)	115,000	114,079
1.75%, 03/15/31 (a)	130,000	113,641
Evergy Kansas Central, Inc.
3.10%, 04/01/27 (a)	75,000	74,203
4.70%, 03/13/28	120,000	120,649
Evergy Metro, Inc.
2.25%, 06/01/30 (a)	120,000	109,891
Evergy, Inc.
4.25%, 03/15/29 (a)	90,000	89,261
2.90%, 09/15/29 (a)	210,000	199,221
6.65%, 06/01/55 (a)(b)	115,000	115,926
Eversource Energy
4.60%, 07/01/27 (a)	145,000	145,194
3.30%, 01/15/28 (a)	110,000	107,765
5.45%, 03/01/28 (a)	280,000	284,810
5.95%, 02/01/29 (a)	190,000	197,005
4.25%, 04/01/29 (a)	125,000	124,025
1.65%, 08/15/30 (a)	130,000	114,178
4.45%, 12/15/30 (a)	165,000	162,995
2.55%, 03/15/31 (a)	80,000	72,124
Exelon Corp.
5.15%, 03/15/28 (a)	220,000	222,570
5.15%, 03/15/29 (a)	150,000	153,081
4.05%, 04/15/30 (a)	280,000	274,470
5.13%, 03/15/31 (a)	130,000	132,469
FirstEnergy Corp.
3.90%, 07/15/27 (a)(g)	320,000	317,571
2.65%, 03/01/30 (a)	215,000	199,382
2.25%, 09/01/30 (a)	120,000	108,179
FirstEnergy Pennsylvania Electric Co.
4.15%, 03/15/28 (d)	70,000	69,850
4.55%, 03/15/31 (a)(d)	140,000	139,541
FirstEnergy Transmission LLC
4.55%, 01/15/30 (a)	125,000	125,001
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Florida Power & Light Co.
3.30%, 05/30/27 (a)	115,000	114,023
5.05%, 04/01/28 (a)	200,000	203,486
4.40%, 05/15/28 (a)	190,000	190,921
5.15%, 06/15/29 (a)	235,000	241,267
4.63%, 05/15/30 (a)	165,000	166,652
Georgia Power Co.
4.65%, 05/16/28 (a)	145,000	146,266
4.00%, 10/01/28 (a)	175,000	173,974
2.65%, 09/15/29 (a)	215,000	203,485
4.55%, 03/15/30 (a)	175,000	175,952
4.85%, 03/15/31 (a)	190,000	192,740
Indiana Michigan Power Co.
3.85%, 05/15/28 (a)	100,000	99,208
Interstate Power & Light Co.
4.10%, 09/26/28 (a)	120,000	119,248
3.60%, 04/01/29 (a)	85,000	83,187
2.30%, 06/01/30 (a)	70,000	64,110
IPALCO Enterprises, Inc.
4.25%, 05/01/30 (a)	200,000	193,144
ITC Holdings Corp.
3.35%, 11/15/27 (a)	130,000	127,873
Jersey Central Power & Light Co.
4.15%, 01/15/29 (a)(d)	75,000	74,644
4.40%, 01/15/31 (a)(d)	120,000	118,382
MidAmerican Energy Co.
3.10%, 05/01/27 (a)	100,000	99,078
3.65%, 04/15/29 (a)	245,000	240,815
Mississippi Power Co.
3.95%, 03/30/28 (a)	65,000	64,653
National Grid PLC
5.60%, 06/12/28 (a)	165,000	168,934
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27 (a)	75,000	74,138
5.10%, 05/06/27 (a)	95,000	95,794
4.12%, 09/16/27 (a)	190,000	189,749
3.95%, 12/10/27	150,000	149,313
3.40%, 02/07/28 (a)	100,000	98,587
4.75%, 02/07/28 (a)	140,000	141,233
4.80%, 03/15/28 (a)	140,000	141,407
4.15%, 08/25/28 (a)	140,000	139,579
5.05%, 09/15/28 (a)	160,000	162,635
3.90%, 11/01/28 (a)	130,000	128,661
4.85%, 02/07/29 (a)	110,000	111,414
4.05%, 02/09/29 (a)	100,000	99,300
3.70%, 03/15/29 (a)	115,000	112,988
5.15%, 06/15/29 (a)	125,000	127,796
4.95%, 02/07/30 (a)	100,000	101,878
2.40%, 03/15/30 (a)	185,000	172,041
4.30%, 12/10/30 (a)	100,000	99,096
5.00%, 02/07/31 (a)	125,000	127,641
1.35%, 03/15/31 (a)	80,000	68,471
7.13%, 09/15/53 (a)(b)	70,000	72,727
Nevada Power Co.
3.70%, 05/01/29 (a)	135,000	132,566
2.40%, 05/01/30 (a)	100,000	92,346
6.25%, 05/15/55 (a)(b)	80,000	79,986
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27 (a)	455,000	451,310
4.63%, 07/15/27 (a)	270,000	271,039
4.69%, 09/01/27	410,000	412,050
4.85%, 02/04/28	200,000	201,948
4.90%, 02/28/28 (a)	295,000	297,620
1.90%, 06/15/28 (a)	355,000	336,952
4.90%, 03/15/29 (a)	260,000	263,913
3.50%, 04/01/29 (a)	160,000	155,850

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
2.75%, 11/01/29 (a)	265,000	250,775
5.00%, 02/28/30 (a)(e)	160,000	162,832
5.05%, 03/15/30 (a)	230,000	234,471
2.25%, 06/01/30 (a)	430,000	392,070
4.40%, 03/01/31 (a)	170,000	168,652
6.70%, 09/01/54 (a)(b)	240,000	245,203
6.38%, 08/15/55 (a)(b)	375,000	381,240
4.80%, 12/01/77 (a)(b)	145,000	141,858
5.65%, 05/01/79 (a)(b)	120,000	119,792
NSTAR Electric Co.
3.20%, 05/15/27 (a)	170,000	168,127
3.25%, 05/15/29 (a)	115,000	111,307
4.85%, 03/01/30 (a)	100,000	101,399
3.95%, 04/01/30 (a)	120,000	117,906
OGE Energy Corp.
5.45%, 05/15/29 (a)	85,000	87,157
Ohio Power Co.
2.60%, 04/01/30 (a)	75,000	69,577
1.63%, 01/15/31 (a)	100,000	86,903
Oklahoma Gas & Electric Co.
3.80%, 08/15/28 (a)	100,000	99,018
3.30%, 03/15/30 (a)	85,000	81,214
3.25%, 04/01/30 (a)	50,000	47,816
Oncor Electric Delivery Co. LLC
4.30%, 05/15/28 (a)	165,000	165,106
3.70%, 11/15/28 (a)	50,000	49,241
5.75%, 03/15/29 (a)	75,000	77,762
4.65%, 11/01/29 (a)	200,000	201,654
2.75%, 05/15/30 (a)	145,000	135,965
4.50%, 03/15/31 (a)(d)	180,000	179,071
Pacific Gas & Electric Co.
5.45%, 06/15/27 (a)	150,000	151,585
2.10%, 08/01/27 (a)	230,000	222,994
3.30%, 12/01/27 (a)	295,000	289,047
5.00%, 06/04/28 (a)	145,000	146,286
3.00%, 06/15/28 (a)	210,000	203,171
3.75%, 07/01/28	230,000	226,026
4.65%, 08/01/28 (a)	100,000	100,038
6.10%, 01/15/29 (a)	190,000	196,730
4.20%, 03/01/29 (a)	115,000	113,707
5.55%, 05/15/29 (a)	200,000	204,824
4.55%, 07/01/30 (a)	795,000	784,705
2.50%, 02/01/31 (a)	500,000	448,715
PacifiCorp
5.10%, 02/15/29 (a)	125,000	126,739
4.25%, 03/15/29 (a)	75,000	74,225
4.65%, 04/15/29 (a)	70,000	70,008
3.50%, 06/15/29 (a)	125,000	120,371
2.70%, 09/15/30 (a)	80,000	72,903
5.30%, 02/15/31 (a)	200,000	202,936
Pinnacle West Capital Corp.
4.90%, 05/15/28 (a)	85,000	85,739
5.15%, 05/15/30 (a)	75,000	76,295
PPL Capital Funding, Inc.
4.13%, 04/15/30 (a)	155,000	152,063
Progress Energy, Inc.
7.75%, 03/01/31	180,000	203,216
Public Service Co. of Colorado
3.70%, 06/15/28 (a)	70,000	69,160
4.15%, 03/13/29 (a)	170,000	169,534
1.90%, 01/15/31 (a)	120,000	106,252
Public Service Co. of New Hampshire
4.40%, 07/01/28	60,000	60,166
Public Service Electric & Gas Co.
3.00%, 05/15/27 (a)	130,000	128,410
3.70%, 05/01/28 (a)	85,000	84,128
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
3.65%, 09/01/28 (a)	105,000	103,672
3.20%, 05/15/29 (a)	100,000	97,048
2.45%, 01/15/30 (a)	90,000	84,033
4.20%, 01/01/31 (a)	120,000	118,658
Public Service Enterprise Group, Inc.
5.85%, 11/15/27 (a)	145,000	148,216
5.88%, 10/15/28 (a)	150,000	154,936
5.20%, 04/01/29 (a)	170,000	173,337
4.90%, 03/15/30 (a)	130,000	131,479
1.60%, 08/15/30 (a)	150,000	132,139
Puget Energy, Inc.
2.38%, 06/15/28 (a)	100,000	95,329
4.10%, 06/15/30 (a)	150,000	145,626
San Diego Gas & Electric Co.
4.95%, 08/15/28 (a)	130,000	132,128
1.70%, 10/01/30 (a)	255,000	225,851
Sierra Pacific Power Co.
6.20%, 12/15/55 (a)(b)	115,000	111,874
Southern California Edison Co.
4.70%, 06/01/27 (a)	160,000	160,411
5.85%, 11/01/27 (a)	150,000	152,904
3.65%, 03/01/28 (a)	150,000	147,553
5.30%, 03/01/28 (a)	150,000	152,115
5.65%, 10/01/28 (a)	145,000	148,657
4.20%, 03/01/29 (a)	140,000	138,496
6.65%, 04/01/29	75,000	78,283
5.15%, 06/01/29 (a)	165,000	167,340
2.85%, 08/01/29 (a)	175,000	165,179
5.25%, 03/15/30 (a)	305,000	309,889
2.25%, 06/01/30 (a)	120,000	108,727
Southern Co.
5.11%, 08/01/27 (g)	240,000	242,114
1.75%, 03/15/28 (a)	125,000	119,019
4.85%, 06/15/28 (a)	245,000	247,430
5.50%, 03/15/29 (a)	200,000	206,172
3.70%, 04/30/30 (a)	230,000	222,911
Southern Power Co.
4.25%, 10/01/30 (a)	120,000	118,393
Southwestern Electric Power Co.
4.10%, 09/15/28 (a)	120,000	119,377
System Energy Resources, Inc.
6.00%, 04/15/28 (a)	90,000	92,542
Tampa Electric Co.
4.90%, 03/01/29 (a)	125,000	126,771
2.40%, 03/15/31 (a)	90,000	81,423
Tucson Electric Power Co.
1.50%, 08/01/30 (a)	50,000	44,041
Union Electric Co.
3.50%, 03/15/29 (a)	215,000	210,571
2.95%, 03/15/30 (a)	160,000	151,666
Virginia Electric & Power Co.
3.75%, 05/15/27 (a)	165,000	164,137
3.80%, 04/01/28 (a)	205,000	203,141
2.88%, 07/15/29 (a)	120,000	114,661
WEC Energy Group, Inc.
5.15%, 10/01/27 (a)	125,000	126,554
1.38%, 10/15/27 (a)	115,000	109,861
4.75%, 01/15/28 (a)	150,000	151,152
2.20%, 12/15/28 (a)	75,000	70,889
1.80%, 10/15/30 (a)	110,000	96,945
Wisconsin Electric Power Co.
1.70%, 06/15/28 (a)	95,000	90,135
3.95%, 03/01/29 (a)	75,000	74,282
5.00%, 05/15/29 (a)	85,000	86,685
4.15%, 10/15/30 (a)	150,000	148,200

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Wisconsin Power & Light Co.
3.05%, 10/15/27 (a)	75,000	73,632
3.00%, 07/01/29 (a)	135,000	129,823
Wisconsin Public Service Corp.
4.55%, 12/01/29 (a)	70,000	70,312
4.25%, 01/15/31 (a)	70,000	69,304
Xcel Energy, Inc.
4.75%, 03/21/28 (a)	115,000	115,656
4.00%, 06/15/28 (a)	180,000	178,895
2.60%, 12/01/29 (a)	155,000	144,951
3.40%, 06/01/30 (a)	100,000	95,597
		45,634,820
Natural Gas 0.6%
Atmos Energy Corp.
3.00%, 06/15/27 (a)	130,000	128,396
2.63%, 09/15/29 (a)	180,000	170,665
1.50%, 01/15/31 (a)	130,000	113,697
CenterPoint Energy Resources Corp.
5.25%, 03/01/28 (a)	230,000	234,216
4.00%, 04/01/28 (a)	80,000	79,493
1.75%, 10/01/30 (a)	100,000	88,810
NiSource, Inc.
3.49%, 05/15/27 (a)	250,000	247,407
5.25%, 03/30/28 (a)	230,000	233,622
5.20%, 07/01/29 (a)	145,000	148,061
2.95%, 09/01/29 (a)	205,000	195,076
3.60%, 05/01/30 (a)	235,000	226,766
1.70%, 02/15/31 (a)	175,000	152,226
6.95%, 11/30/54 (a)(b)	150,000	154,118
ONE Gas, Inc.
5.10%, 04/01/29 (a)	170,000	173,597
2.00%, 05/15/30 (a)	75,000	68,294
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/29 (a)	170,000	165,245
2.50%, 03/15/31 (a)	80,000	72,270
Sempra
3.25%, 06/15/27 (a)	235,000	231,769
3.40%, 02/01/28 (a)	210,000	206,210
3.70%, 04/01/29 (a)	100,000	97,738
4.13%, 04/01/52 (a)(b)	255,000	247,878
6.88%, 10/01/54 (a)(b)	275,000	277,816
6.63%, 04/01/55 (a)(b)	100,000	99,935
Southern California Gas Co.
2.95%, 04/15/27 (a)	220,000	217,034
2.55%, 02/01/30 (a)	155,000	145,216
Southern Co. Gas Capital Corp.
4.05%, 09/15/28 (a)	90,000	89,324
1.75%, 01/15/31 (a)	110,000	96,632
Southwest Gas Corp.
5.80%, 12/01/27 (a)	65,000	66,572
5.45%, 03/23/28 (a)	110,000	112,159
3.70%, 04/01/28 (a)	65,000	64,303
2.20%, 06/15/30 (a)	70,000	63,770
		4,668,315
Utility Other 0.2%
American Water Capital Corp.
2.95%, 09/01/27 (a)	154,000	151,297
3.75%, 09/01/28 (a)	150,000	148,583
3.45%, 06/01/29 (a)	125,000	121,614
2.80%, 05/01/30 (a)	105,000	98,734
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Essential Utilities, Inc.
4.80%, 08/15/27 (a)	190,000	190,771
3.57%, 05/01/29 (a)	110,000	106,999
2.70%, 04/15/30 (a)	125,000	116,140
United Utilities PLC
6.88%, 08/15/28	80,000	84,116
		1,018,254
		51,321,389
Total Corporates (Cost $727,408,587)		728,657,218

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 0.8% OF NET ASSETS

Money Market Funds 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (h)	3,803,247	3,803,247
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (h)(i)	2,169,448	2,169,448
		5,972,695
Total Short-Term Investments (Cost $5,972,695)		5,972,695
Total Investments in Securities (Cost $733,381,282)		734,629,913

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION (DEPRECIATION) ($)
FUTURES CONTRACTS
Long
5 Year US Treasury Notes (CBOT), expires 06/30/26	36	3,894,469	(23,979)
Short
3 Year US Treasury Notes (CBOT), expires 06/30/26	(16)	(3,382,250)	30,680
Total Net Unrealized Appreciation on Futures Contracts			6,701

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	Issuer is affiliated with the fund’s investment adviser.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,871,756 or 1.1% of net assets.

(e)	All or a portion of this security is on loan.
(f)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(g)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $1,988,468.

CBOT —	Chicago Board of Trade
DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2026:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/26	FACE AMOUNT AT 3/31/26	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp.
3.20%, 03/02/27	$129,030	$—	($128,878 )	$381	($926 )	$393	$—	$—	$1,040
2.45%, 03/03/27	320,186	—	(320,033)	(1,512)	453	906	—	—	1,991
3.30%, 04/01/27 (a),(b)	154,093	24,829	—	—	(875)	356	178,403	180,000	1,455
3.20%, 01/25/28 (a),(b)	157,850	—	—	—	(902)	583	157,531	160,000	1,280
2.00%, 03/20/28 (a),(b)	259,841	14,427	—	—	(2,336)	1,651	273,583	285,000	1,416
4.00%, 02/01/29 (a),(b)	125,480	15,096	—	—	(1,196)	140	139,520	140,000	1,370
5.64%, 05/19/29 (a),(b),(c)	264,776	—	—	—	(2,485)	(225)	262,066	255,000	3,597
3.25%, 05/22/29 (a),(b)	131,546	—	—	—	(618)	407	131,335	135,000	1,097
2.75%, 10/01/29 (a),(b)	98,211	—	—	—	(896)	406	97,721	103,000	708
6.20%, 11/17/29 (a),(b),(c)	296,332	21,141	—	—	(3,106)	(705)	313,662	300,000	4,540
4.63%, 03/22/30 (a),(b)	102,314	20,442	—	—	(1,009)	(63)	121,684	120,000	1,354
1.65%, 03/11/31 (a),(b)	—	139,534	—	—	—	—	139,534	160,000	—
4.34%, 11/14/31 (a),(b),(c)	199,752	24,982	—	—	(2,054)	(27)	222,653	225,000	2,349
Total	$2,239,411	$260,451	($448,911 )	($1,131 )	($15,950 )	$3,822	$2,037,692		$22,197

(a)	Issuer is affiliated with the fund’s investment adviser.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

Schwab 1-5 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$728,657,218	$—	$728,657,218
Short-Term Investments [1]	5,972,695	—	—	5,972,695
Futures Contracts [2]	30,680	—	—	30,680
Liabilities
Futures Contracts [2]	(23,979)	—	—	(23,979)
Total	$5,979,396	$728,657,218	$—	$734,636,614

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab 5-10 Year Corporate Bond ETF

Portfolio Holdings as of March 31, 2026 (Unaudited)

All securities are currently in a fixed rate coupon period based on index eligibility requirements and the fund’s investment objective. Generally, for fixed rate securities, the rate shown is the interest rate that was established when the security was issued and if the coupon rate is not available, the effective yield at the time of purchase is shown. In some cases, for securitized products, the fixed interest rate can change but remains index eligible as a fixed rate coupon. Variable rate securities are subject to index requirements and will be removed from the index and fund prior to converting from a fixed rate coupon to a variable rate coupon. The maturity date shown for all the securities is the final legal maturity.

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 98.5% OF NET ASSETS

Financial Institutions 36.7%
Banking 25.3%
Ally Financial, Inc.
8.00%, 11/01/31	12,067,000	13,378,141
5.55%, 07/31/33 (a)(b)	2,880,000	2,831,155
6.18%, 07/26/35 (a)(b)	3,605,000	3,619,096
American Express Co.
4.99%, 05/26/33 (a)(b)	3,595,000	3,582,633
4.92%, 07/20/33 (a)(b)	8,405,000	8,435,594
4.42%, 08/03/33 (a)(b)	6,010,000	5,869,967
5.04%, 05/01/34 (a)(b)	6,020,000	6,041,130
5.63%, 07/28/34 (a)(b)	2,290,000	2,342,601
5.92%, 04/25/35 (a)(b)	2,390,000	2,478,597
5.28%, 07/26/35 (a)(b)	8,150,000	8,233,701
5.44%, 01/30/36 (a)(b)	5,990,000	6,102,013
5.67%, 04/25/36 (a)(b)	7,190,000	7,437,839
4.80%, 10/24/36 (a)(b)	9,495,000	9,189,261
5.41%, 02/08/41 (a)(b)	2,415,000	2,396,718
Banco Bilbao Vizcaya Argentaria SA
7.88%, 11/15/34 (a)(b)	3,600,000	4,068,540
6.03%, 03/13/35 (a)(b)	4,800,000	4,995,984
5.13%, 03/03/36	4,600,000	4,474,052
Banco Santander SA
5.44%, 07/15/31	7,200,000	7,415,568
3.23%, 11/22/32 (a)(b)	4,600,000	4,131,812
6.92%, 08/08/33	9,600,000	10,369,728
6.94%, 11/07/33	7,200,000	8,078,184
6.35%, 03/14/34	6,000,000	6,302,100
6.03%, 01/17/35	4,800,000	5,027,904
5.13%, 11/06/35	6,000,000	5,858,580
Bank of America Corp.
2.69%, 04/22/32 (a)(b)	21,450,000	19,472,953
2.30%, 07/21/32 (a)(b)	17,890,000	15,794,186
2.57%, 10/20/32 (a)(b)	15,625,000	13,916,406
2.97%, 02/04/33 (a)(b)	18,025,000	16,320,195
4.57%, 04/27/33 (a)(b)	19,085,000	18,756,165
5.02%, 07/22/33 (a)(b)	23,870,000	24,030,406
5.29%, 04/25/34 (a)(b)	23,870,000	24,162,646
5.87%, 09/15/34 (a)(b)	17,915,000	18,764,171
5.47%, 01/23/35 (a)(b)	23,920,000	24,410,599
5.43%, 08/15/35 (a)(b)	11,855,000	11,845,753
5.52%, 10/25/35 (a)(b)	16,810,000	16,832,189
5.51%, 01/24/36 (a)(b)	16,775,000	17,107,816
5.74%, 02/12/36 (a)(b)	11,950,000	12,167,968
5.46%, 05/09/36 (a)(b)	9,595,000	9,795,919
2.48%, 09/21/36 (a)(b)	9,610,000	8,310,920
5.05%, 02/06/37 (a)(b)	17,970,000	17,734,773
3.85%, 03/08/37 (a)(b)	12,023,000	11,140,993
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Bank of Montreal
5.51%, 06/04/31 (a)	3,810,000	3,954,094
3.09%, 01/10/37 (a)(b)	5,985,000	5,319,887
Bank of New York Mellon Corp.
1.80%, 07/28/31 (a)	2,410,000	2,102,532
2.50%, 01/26/32 (a)	2,160,000	1,946,333
5.06%, 07/22/32 (a)(b)	5,285,000	5,387,476
4.29%, 06/13/33 (a)(b)	3,615,000	3,520,576
5.83%, 10/25/33 (a)(b)	7,085,000	7,516,264
4.71%, 02/01/34 (a)(b)	3,625,000	3,591,614
4.97%, 04/26/34 (a)(b)	4,830,000	4,840,868
6.47%, 10/25/34 (a)(b)	5,285,000	5,786,124
5.19%, 03/14/35 (a)(b)	4,805,000	4,876,258
5.23%, 11/20/35 (a)(b)	3,595,000	3,647,199
5.32%, 06/06/36 (a)(b)	3,610,000	3,660,287
5.61%, 07/21/39 (a)(b)	2,405,000	2,453,942
Bank of Nova Scotia
2.15%, 08/01/31	3,145,000	2,776,846
2.45%, 02/02/32	4,105,000	3,633,171
4.74%, 11/10/32 (a)(b)	3,000,000	2,994,390
5.65%, 02/01/34	4,095,000	4,264,983
4.81%, 02/02/34 (a)(b)	5,245,000	5,174,927
4.59%, 05/04/37 (a)(b)	6,060,000	5,801,602
Barclays PLC
2.89%, 11/24/32 (a)(b)	5,847,000	5,227,101
5.75%, 08/09/33 (a)(b)	4,750,000	4,882,383
7.44%, 11/02/33 (a)(b)	9,460,000	10,573,631
6.22%, 05/09/34 (a)(b)	9,625,000	10,109,811
7.12%, 06/27/34 (a)(b)	7,200,000	7,849,512
6.69%, 09/13/34 (a)(b)	7,235,000	7,823,712
5.34%, 09/10/35 (a)(b)	9,540,000	9,445,745
5.79%, 02/25/36 (a)(b)	9,625,000	9,762,734
5.21%, 02/24/37 (a)(b)	7,270,000	7,041,140
BOKF NA
6.11%, 11/06/40 (a)(b)	1,915,000	1,951,615
Canadian Imperial Bank of Commerce
3.60%, 04/07/32 (a)	4,805,000	4,512,520
6.09%, 10/03/33 (a)	5,280,000	5,654,035
Capital One Financial Corp.
2.36%, 07/29/32 (a)(b)	4,810,000	4,152,377
2.62%, 11/02/32 (a)(b)	2,345,000	2,062,568
6.70%, 11/29/32 (a)	3,665,000	3,986,127
5.27%, 05/10/33 (a)(b)	5,250,000	5,252,153
5.82%, 02/01/34 (a)(b)	6,004,000	6,151,218
6.38%, 06/08/34 (a)(b)	8,300,000	8,758,243
7.96%, 11/02/34 (a)(b)	4,785,000	5,493,180
6.05%, 02/01/35 (a)(b)	4,805,000	4,975,914
5.88%, 07/26/35 (a)(b)	4,800,000	4,920,576
6.18%, 01/30/36 (a)(b)	8,375,000	8,516,286
5.20%, 09/11/36 (a)(b)	7,190,000	6,974,300
5.40%, 01/30/37 (a)(b)	7,200,000	7,068,528

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Citibank NA
5.57%, 04/30/34 (a)	9,625,000	9,975,061
Citigroup, Inc.
2.56%, 05/01/32 (a)(b)	14,290,000	12,790,550
6.63%, 06/15/32	4,820,000	5,240,352
2.52%, 11/03/32 (a)(b)	8,390,000	7,411,055
3.06%, 01/25/33 (a)(b)	14,300,000	12,915,760
5.88%, 02/22/33	2,340,000	2,449,535
3.79%, 03/17/33 (a)(b)	14,298,000	13,419,674
4.91%, 05/24/33 (a)(b)	11,960,000	11,915,987
6.00%, 10/31/33	3,055,000	3,202,801
6.27%, 11/17/33 (a)(b)	13,185,000	14,108,346
6.17%, 05/25/34 (a)(b)	15,250,000	15,813,945
5.83%, 02/13/35 (a)(b)	11,885,000	12,043,665
5.45%, 06/11/35 (a)(b)	11,995,000	12,177,924
6.02%, 01/24/36 (a)(b)	14,410,000	14,730,767
5.33%, 03/27/36 (a)(b)	10,790,000	10,827,333
5.17%, 09/11/36 (a)(b)	14,400,000	14,267,808
5.41%, 09/19/39 (a)(b)	5,265,000	5,155,646
Citizens Financial Group, Inc.
5.72%, 07/23/32 (a)(b)	5,985,000	6,156,231
2.64%, 09/30/32 (a)	3,005,000	2,570,357
6.65%, 04/25/35 (a)(b)	3,615,000	3,878,750
5.64%, 05/21/37 (a)(b)	1,940,000	1,937,575
Deutsche Bank AG
3.04%, 05/28/32 (a)(b)	4,410,000	3,992,858
3.74%, 01/07/33 (a)(b)	6,005,000	5,471,336
7.08%, 02/10/34 (a)(b)	7,200,000	7,713,000
5.40%, 09/11/35 (a)(b)	6,015,000	5,981,196
Fifth Third Bancorp
4.57%, 04/29/32 (a)(b)	4,805,000	4,720,096
4.34%, 04/25/33 (a)(b)	2,890,000	2,787,405
5.14%, 01/29/37 (a)(b)	4,805,000	4,688,719
Fifth Third Bank NA
5.33%, 08/25/33 (a)(b)	2,400,000	2,406,096
First Citizens BancShares, Inc.
6.25%, 03/12/40 (a)(b)	3,605,000	3,520,319
Goldman Sachs Capital I
6.35%, 02/15/34	4,470,000	4,667,708
Goldman Sachs Group, Inc.
2.62%, 04/22/32 (a)(b)	17,845,000	16,043,547
2.38%, 07/21/32 (a)(b)	19,190,000	16,939,781
2.65%, 10/21/32 (a)(b)	14,245,000	12,652,551
6.13%, 02/15/33	4,950,000	5,311,499
3.10%, 02/24/33 (a)(b)	19,105,000	17,245,510
6.56%, 10/24/34 (a)(b)	5,995,000	6,517,704
5.85%, 04/25/35 (a)(b)	11,995,000	12,460,526
5.33%, 07/23/35 (a)(b)	14,395,000	14,447,110
5.02%, 10/23/35 (a)(b)	16,775,000	16,477,244
5.54%, 01/28/36 (a)(b)	14,315,000	14,561,361
4.94%, 10/21/36 (a)(b)	16,715,000	16,194,161
5.07%, 01/21/37 (a)(b)	21,585,000	21,143,587
5.39%, 02/02/41 (a)(b)	12,000,000	11,614,680
HSBC Bank USA NA
5.88%, 11/01/34	1,615,000	1,684,219
5.63%, 08/15/35	1,850,000	1,891,181
HSBC Holdings PLC
5.73%, 05/17/32 (a)(b)	6,720,000	6,951,370
2.80%, 05/24/32 (a)(b)	14,440,000	12,996,866
2.87%, 11/22/32 (a)(b)	8,405,000	7,519,197
4.76%, 03/29/33 (a)(b)	9,625,000	9,379,274
5.40%, 08/11/33 (a)(b)	12,010,000	12,201,199
8.11%, 11/03/33 (a)(b)	9,475,000	10,840,348
6.25%, 03/09/34 (a)(b)	10,795,000	11,436,547
6.55%, 06/20/34 (a)(b)	9,585,000	10,081,407
7.40%, 11/13/34 (a)(b)	9,650,000	10,670,391
5.72%, 03/04/35 (a)(b)	6,025,000	6,175,143
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.87%, 11/18/35 (a)(b)	8,415,000	8,529,276
5.45%, 03/03/36 (a)(b)	10,775,000	10,819,285
5.79%, 05/13/36 (a)(b)	9,640,000	9,910,113
5.74%, 09/10/36 (a)(b)	7,190,000	7,198,197
5.13%, 11/06/36 (a)(b)	10,830,000	10,606,036
5.28%, 03/10/37 (a)(b)	12,970,000	12,739,782
Huntington Bancshares, Inc.
5.02%, 05/17/33 (a)(b)	1,930,000	1,918,304
5.71%, 02/02/35 (a)(b)	5,985,000	6,111,104
2.49%, 08/15/36 (a)(b)	2,705,000	2,321,566
6.14%, 11/18/39 (a)(b)	2,895,000	2,949,426
5.61%, 01/28/41 (a)(b)	3,595,000	3,512,531
ING Groep NV
2.73%, 04/01/32 (a)(b)	3,615,000	3,273,310
4.25%, 03/28/33 (a)(b)	4,770,000	4,591,077
6.11%, 09/11/34 (a)(b)	6,010,000	6,349,745
5.55%, 03/19/35 (a)(b)	7,210,000	7,327,523
5.53%, 03/25/36 (a)(b)	4,800,000	4,858,224
5.42%, 03/23/37 (a)(b)	7,140,000	7,119,223
JPMorgan Chase & Co.
2.58%, 04/22/32 (a)(b)	16,750,000	15,157,242
2.55%, 11/08/32 (a)(b)	14,350,000	12,778,675
2.96%, 01/25/33 (a)(b)	16,740,000	15,186,193
4.59%, 04/26/33 (a)(b)	11,985,000	11,827,158
4.91%, 07/25/33 (a)(b)	21,540,000	21,604,189
5.72%, 09/14/33 (a)(b)	16,710,000	17,323,758
5.35%, 06/01/34 (a)(b)	21,560,000	22,002,842
6.25%, 10/23/34 (a)(b)	14,365,000	15,441,944
5.34%, 01/23/35 (a)(b)	14,385,000	14,612,427
5.77%, 04/22/35 (a)(b)	14,335,000	14,941,514
5.29%, 07/22/35 (a)(b)	16,785,000	16,973,496
4.95%, 10/22/35 (a)(b)	14,325,000	14,168,141
5.50%, 01/24/36 (a)(b)	13,195,000	13,520,916
5.57%, 04/22/36 (a)(b)	16,785,000	17,284,354
5.58%, 07/23/36 (a)(b)	19,190,000	19,456,933
4.81%, 10/22/36 (a)(b)	14,340,000	13,938,193
4.90%, 01/22/37 (a)(b)	14,375,000	14,067,231
5.19%, 02/05/37 (a)(b)	14,330,000	14,081,948
Keybank National Association
4.90%, 08/08/32	3,640,000	3,577,902
5.00%, 01/26/33 (a)	4,850,000	4,789,569
KeyCorp
4.79%, 06/01/33 (a)(b)	3,620,000	3,543,147
6.40%, 03/06/35 (a)(b)	4,825,000	5,123,523
5.31%, 01/28/37 (a)(b)	3,455,000	3,388,629
Lloyds Banking Group PLC
4.98%, 08/11/33 (a)(b)	5,965,000	5,940,842
7.95%, 11/15/33 (a)(b)	4,755,000	5,423,696
5.68%, 01/05/35 (a)(b)	9,590,000	9,857,945
5.59%, 11/26/35 (a)(b)	4,805,000	4,891,538
6.07%, 06/13/36 (a)(b)	6,035,000	6,138,017
4.94%, 11/04/36 (a)(b)	6,045,000	5,838,926
M&T Bank Corp.
5.05%, 01/27/34 (a)(b)	4,810,000	4,749,923
5.39%, 01/16/36 (a)(b)	4,815,000	4,782,691
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/32 (a)(b)	8,515,000	7,506,228
2.49%, 10/13/32 (a)(b)	3,620,000	3,202,976
2.85%, 01/19/33 (a)(b)	4,845,000	4,336,808
4.32%, 04/19/33 (a)(b)	3,200,000	3,094,080
5.13%, 07/20/33 (a)(b)	7,245,000	7,305,206
5.47%, 09/13/33 (a)(b)	3,635,000	3,736,889
5.44%, 02/22/34 (a)(b)	5,935,000	6,081,535
5.41%, 04/19/34 (a)(b)	4,830,000	4,945,051
5.43%, 04/17/35 (a)(b)	7,675,000	7,800,870
5.57%, 01/16/36 (a)(b)	5,400,000	5,526,306
5.62%, 04/24/36 (a)(b)	7,230,000	7,411,184

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.19%, 09/12/36 (a)(b)	4,805,000	4,776,651
5.06%, 01/14/37 (a)(b)	7,235,000	7,107,158
Mizuho Financial Group, Inc.
2.56%, 09/13/31	4,790,000	4,224,397
4.44%, 05/12/32 (a)(b)	2,960,000	2,901,836
2.17%, 05/22/32 (a)(b)	2,875,000	2,519,650
2.26%, 07/09/32 (a)(b)	3,065,000	2,693,491
5.67%, 09/13/33 (a)(b)	3,455,000	3,589,814
5.75%, 05/27/34 (a)(b)	4,365,000	4,533,271
5.75%, 07/06/34 (a)(b)	5,140,000	5,342,413
5.58%, 05/26/35 (a)(b)	3,650,000	3,750,594
5.59%, 07/10/35 (a)(b)	3,410,000	3,506,844
5.42%, 05/13/36 (a)(b)	4,350,000	4,404,288
5.32%, 07/08/36 (a)(b)	4,835,000	4,858,063
Morgan Stanley
7.25%, 04/01/32	4,620,000	5,229,286
1.93%, 04/28/32 (a)(b)	12,010,000	10,411,229
2.24%, 07/21/32 (a)(b)	16,705,000	14,631,909
2.51%, 10/20/32 (a)(b)	12,030,000	10,631,873
2.94%, 01/21/33 (a)(b)	12,000,000	10,791,480
4.89%, 07/20/33 (a)(b)	9,605,000	9,564,659
6.34%, 10/18/33 (a)(b)	14,300,000	15,308,150
5.25%, 04/21/34 (a)(b)	15,500,000	15,567,425
5.42%, 07/21/34 (a)(b)	12,005,000	12,183,634
6.63%, 11/01/34 (a)(b)	9,590,000	10,436,126
5.47%, 01/18/35 (a)(b)	12,035,000	12,236,827
5.83%, 04/19/35 (a)(b)	14,240,000	14,786,389
5.32%, 07/19/35 (a)(b)	15,595,000	15,634,767
5.59%, 01/18/36 (a)(b)	14,395,000	14,688,946
5.66%, 04/17/36 (a)(b)	14,295,000	14,639,652
2.48%, 09/16/36 (a)(b)	14,395,000	12,387,473
4.89%, 10/22/36 (a)(b)	14,345,000	13,872,906
5.07%, 01/30/37 (a)(b)	19,165,000	18,779,400
5.30%, 04/20/37 (a)(b)	9,600,000	9,578,304
5.95%, 01/19/38 (a)(b)	9,585,000	9,830,376
5.94%, 02/07/39 (a)(b)	7,225,000	7,388,357
5.31%, 01/18/41 (a)(b)	7,210,000	6,958,443
NatWest Group PLC
6.02%, 03/02/34 (a)(b)	4,855,000	5,113,772
5.78%, 03/01/35 (a)(b)	6,905,000	7,138,941
Northern Trust Corp.
6.13%, 11/02/32 (a)	4,830,000	5,166,893
5.12%, 11/19/40 (a)(b)	3,595,000	3,506,851
PNC Financial Services Group, Inc.
2.31%, 04/23/32 (a)(b)	4,727,000	4,215,019
4.81%, 10/21/32 (a)(b)	7,240,000	7,221,683
4.63%, 06/06/33 (a)(b)	4,119,000	4,003,627
6.04%, 10/28/33 (a)(b)	7,094,000	7,505,239
5.07%, 01/24/34 (a)(b)	7,124,000	7,138,889
5.94%, 08/18/34 (a)(b)	3,635,000	3,811,988
6.88%, 10/20/34 (a)(b)	10,610,000	11,722,459
5.68%, 01/22/35 (a)(b)	7,115,000	7,326,316
5.40%, 07/23/35 (a)(b)	7,245,000	7,334,114
5.58%, 01/29/36 (a)(b)	8,430,000	8,617,905
5.37%, 07/21/36 (a)(b)	7,235,000	7,293,604
5.42%, 01/25/41 (a)(b)	7,105,000	6,976,115
Regions Financial Corp.
5.50%, 09/06/35 (a)(b)	4,810,000	4,819,572
Royal Bank of Canada
2.30%, 11/03/31	7,185,000	6,416,492
3.88%, 05/04/32	4,735,000	4,550,619
5.00%, 02/01/33	8,150,000	8,230,930
5.00%, 05/02/33	4,325,000	4,366,390
5.15%, 02/01/34	5,980,000	6,119,872
Santander Holdings USA, Inc.
6.34%, 05/31/35 (a)(b)(c)	3,635,000	3,806,136
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Santander U.K. Group Holdings PLC
5.14%, 09/22/36 (a)(b)	4,815,000	4,649,412
State Street Corp.
4.68%, 10/22/32 (a)(b)	3,865,000	3,866,469
2.62%, 02/07/33 (a)(b)	2,600,000	2,317,692
4.42%, 05/13/33 (a)(b)	2,425,000	2,381,423
4.16%, 08/04/33 (a)(b)	3,640,000	3,515,548
4.82%, 01/26/34 (a)(b)	3,560,000	3,546,614
5.16%, 05/18/34 (a)(b)	4,825,000	4,891,971
6.12%, 11/21/34 (a)(b)	2,395,000	2,533,958
5.15%, 02/28/36 (a)(b)	3,640,000	3,654,269
4.78%, 10/23/36 (a)(b)	4,655,000	4,528,617
Sumitomo Mitsui Financial Group, Inc.
5.42%, 07/09/31	4,325,000	4,436,499
2.22%, 09/17/31	4,790,000	4,192,160
5.45%, 01/15/32	2,875,000	2,962,371
5.77%, 01/13/33	8,395,000	8,747,842
4.95%, 07/08/33 (a)(b)	3,370,000	3,361,103
5.78%, 07/13/33	3,135,000	3,270,369
5.81%, 09/14/33	4,325,000	4,523,734
5.56%, 07/09/34	6,465,000	6,635,547
5.63%, 01/15/35	4,805,000	4,960,730
5.25%, 07/08/36 (a)(b)	3,345,000	3,354,466
5.05%, 01/15/37 (a)(b)	5,755,000	5,658,834
5.33%, 03/03/41 (a)(b)	5,910,000	5,717,511
Synchrony Financial
2.88%, 10/28/31 (a)	3,620,000	3,160,115
6.00%, 07/29/36 (a)(b)	2,425,000	2,394,494
Toronto-Dominion Bank
2.00%, 09/10/31	4,315,000	3,808,980
2.45%, 01/12/32	2,905,000	2,571,390
5.30%, 01/30/32	3,630,000	3,735,161
3.20%, 03/10/32	7,210,000	6,638,319
4.46%, 06/08/32	9,580,000	9,441,569
4.93%, 10/15/35	6,005,000	5,906,398
Truist Financial Corp.
5.15%, 08/05/32 (a)(b)	4,735,000	4,802,332
4.92%, 07/28/33 (a)(b)	4,815,000	4,722,263
6.12%, 10/28/33 (a)(b)	3,630,000	3,844,134
5.12%, 01/26/34 (a)(b)	7,225,000	7,203,108
5.87%, 06/08/34 (a)(b)	8,290,000	8,634,947
5.71%, 01/24/35 (a)(b)	9,520,000	9,819,309
4.96%, 10/23/36 (a)(b)	5,995,000	5,811,373
U.S. Bancorp
2.68%, 01/27/33 (a)(b)	4,029,000	3,588,308
4.97%, 07/22/33 (a)(b)	6,195,000	6,135,094
5.85%, 10/21/33 (a)(b)	7,240,000	7,616,625
4.84%, 02/01/34 (a)(b)	9,600,000	9,501,216
5.84%, 06/12/34 (a)(b)	8,351,000	8,727,881
5.68%, 01/23/35 (a)(b)	9,490,000	9,811,711
5.42%, 02/12/36 (a)(b)	5,740,000	5,866,911
2.49%, 11/03/36 (a)(b)	6,254,000	5,405,895
5.03%, 01/26/37 (a)(b)	4,740,000	4,680,845
UBS Americas, Inc.
7.13%, 07/15/32	3,565,000	3,985,634
Wachovia Corp.
5.50%, 08/01/35	3,845,000	3,882,258
Wells Fargo & Co.
3.35%, 03/02/33 (a)(b)	19,085,000	17,516,976
4.90%, 07/25/33 (a)(b)	20,300,000	20,215,146
5.39%, 04/24/34 (a)(b)	17,950,000	18,224,994
5.56%, 07/25/34 (a)(b)	20,360,000	20,871,850
6.49%, 10/23/34 (a)(b)	15,590,000	16,868,224
5.50%, 01/23/35 (a)(b)	14,365,000	14,633,051
5.38%, 02/07/35	2,285,000	2,349,209
5.21%, 12/03/35 (a)(b)	12,010,000	11,974,210
5.61%, 04/23/36 (a)(b)	14,305,000	14,644,601

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.89%, 09/15/36 (a)(b)	8,400,000	8,175,552
4.96%, 01/23/37 (a)(b)	16,695,000	16,268,777
Westpac Banking Corp.
2.15%, 06/03/31	4,865,000	4,363,710
5.41%, 08/10/33 (a)(b)	4,850,000	4,921,732
6.82%, 11/17/33	3,615,000	3,955,497
5.62%, 11/20/35 (a)(b)	7,025,000	7,111,970
3.02%, 11/18/36 (a)(b)	6,060,000	5,421,821
Zions Bancorp NA
6.82%, 11/19/35 (a)(b)	2,330,000	2,395,263
		2,602,954,852
Brokerage/Asset Managers/Exchanges 2.1%
Affiliated Managers Group, Inc.
5.50%, 08/20/34 (a)	1,820,000	1,810,864
5.50%, 02/15/36 (a)	2,070,000	2,039,923
Ameriprise Financial, Inc.
4.50%, 05/13/32 (a)	2,280,000	2,264,587
5.15%, 05/15/33 (a)	3,620,000	3,689,395
5.20%, 04/15/35 (a)	3,635,000	3,631,329
Apollo Global Management, Inc.
6.38%, 11/15/33 (a)	2,420,000	2,569,048
5.15%, 08/12/35 (a)	4,045,000	3,923,893
5.70%, 03/30/36 (a)	3,590,000	3,593,985
6.00%, 12/15/54 (a)(b)	2,395,000	2,243,109
BlackRock Funding, Inc.
5.00%, 03/14/34 (a)	4,750,000	4,822,770
4.90%, 01/08/35 (a)	2,360,000	2,376,874
BlackRock, Inc.
2.10%, 02/25/32 (a)	4,865,000	4,256,729
4.75%, 05/25/33 (a)	5,960,000	6,004,998
Blackstone Reg Finance Co. LLC
5.00%, 12/06/34 (a)	3,625,000	3,557,212
4.95%, 02/15/36 (a)	2,910,000	2,816,385
Blue Owl Finance LLC
3.13%, 06/10/31 (a)	3,325,000	2,871,171
4.38%, 02/15/32 (a)	1,915,000	1,718,559
6.25%, 04/18/34 (a)	4,710,000	4,552,686
Brookfield Asset Management Ltd.
5.80%, 04/24/35 (a)	3,645,000	3,713,016
5.30%, 01/15/36 (a)	1,920,000	1,875,744
Brookfield Capital Finance LLC
6.09%, 06/14/33 (a)	2,560,000	2,678,938
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc.
2.34%, 01/30/32 (a)	2,860,000	2,474,787
Brookfield Finance, Inc.
2.72%, 04/15/31 (a)	2,500,000	2,272,625
6.35%, 01/05/34 (a)	3,265,000	3,466,124
5.68%, 01/15/35 (a)	2,125,000	2,146,505
5.33%, 01/15/36 (a)	3,110,000	3,046,711
Carlyle Group, Inc.
5.05%, 09/19/35 (a)	3,830,000	3,706,368
Cboe Global Markets, Inc.
3.00%, 03/16/32 (a)	1,495,000	1,370,347
Charles Schwab Corp.
2.30%, 05/13/31 (a)(d)	3,555,000	3,203,339
1.95%, 12/01/31 (a)(d)	4,050,000	3,533,423
2.90%, 03/03/32 (a)(d)	4,770,000	4,327,630
5.85%, 05/19/34 (a)(b)(d)	6,025,000	6,334,745
6.14%, 08/24/34 (a)(b)(d)	6,445,000	6,866,954
4.91%, 11/14/36 (a)(b)(d)	4,770,000	4,640,781
CME Group, Inc.
2.65%, 03/15/32 (a)	3,520,000	3,191,443
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Intercontinental Exchange, Inc.
5.25%, 06/15/31 (a)	3,690,000	3,807,379
1.85%, 09/15/32 (a)	7,155,000	6,037,961
4.60%, 03/15/33 (a)	7,100,000	7,037,591
Janus Henderson U.S. Holdings, Inc.
5.45%, 09/10/34 (a)	1,975,000	1,970,300
Jefferies Financial Group, Inc.
2.63%, 10/15/31 (a)	4,815,000	4,195,021
2.75%, 10/15/32 (a)	2,395,000	2,029,140
6.20%, 04/14/34 (a)	7,080,000	7,220,396
6.25%, 01/15/36	2,415,000	2,451,177
5.50%, 02/15/36 (a)	7,200,000	6,908,688
KKR & Co., Inc.
5.10%, 08/07/35 (a)(c)	4,245,000	4,109,245
Lazard Group LLC
5.63%, 08/01/35 (a)	1,500,000	1,496,835
LPL Holdings, Inc.
6.00%, 05/20/34 (a)	2,370,000	2,423,752
5.65%, 03/15/35 (a)	2,470,000	2,452,191
5.75%, 06/15/35 (a)	2,420,000	2,412,256
Nasdaq, Inc.
5.55%, 02/15/34 (a)	5,450,000	5,615,407
Nomura Holdings, Inc.
2.61%, 07/14/31	4,640,000	4,138,416
3.00%, 01/22/32	3,470,000	3,120,155
6.18%, 01/18/33	3,640,000	3,846,606
6.09%, 07/12/33	2,775,000	2,918,606
5.78%, 07/03/34	4,830,000	4,964,467
5.49%, 06/29/35 (c)	2,490,000	2,509,970
5.04%, 06/10/36 (a)(b)	3,750,000	3,642,150
Raymond James Financial, Inc.
4.90%, 09/11/35 (a)	3,195,000	3,116,435
TPG Operating Group II LP
4.88%, 05/15/31 (a)	2,450,000	2,403,229
5.88%, 03/05/34 (a)	2,970,000	3,015,797
5.38%, 01/15/36 (a)	2,290,000	2,215,254
		213,651,421
Finance Companies 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.38%, 12/15/31 (a)	3,625,000	3,684,269
3.30%, 01/30/32 (a)	19,200,000	17,464,320
4.75%, 01/15/33 (a)	4,105,000	3,991,004
3.40%, 10/29/33 (a)	7,180,000	6,354,372
5.30%, 01/19/34 (a)	3,385,000	3,373,728
4.95%, 09/10/34 (a)	5,305,000	5,168,449
5.00%, 11/15/35 (a)	2,900,000	2,808,882
Air Lease Corp.
5.20%, 07/15/31 (a)	3,005,000	3,011,761
2.88%, 01/15/32 (a)	3,475,000	3,080,970
Apollo Debt Solutions BDC
6.70%, 07/29/31 (a)	4,815,000	4,879,954
6.55%, 03/15/32 (a)	2,400,000	2,411,256
ARES Capital Corp.
5.25%, 04/12/31 (a)	3,350,000	3,241,828
3.20%, 11/15/31 (a)	3,400,000	2,948,378
5.80%, 03/08/32 (a)(c)	4,785,000	4,722,604
ARES Strategic Income Fund
5.55%, 04/15/31 (a)(e)	3,170,000	3,040,474
6.20%, 03/21/32 (a)	3,705,000	3,635,865
Blackstone Private Credit Fund
6.00%, 01/29/32 (a)	4,800,000	4,658,976
6.00%, 11/22/34 (a)	3,960,000	3,709,213

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
GATX Corp.
1.90%, 06/01/31 (a)	1,935,000	1,683,450
3.50%, 06/01/32 (a)	1,970,000	1,815,000
4.90%, 03/15/33 (a)	1,775,000	1,746,795
5.45%, 09/15/33 (a)	2,035,000	2,069,005
6.05%, 03/15/34 (a)	2,430,000	2,556,506
6.90%, 05/01/34 (a)	1,980,000	2,173,921
5.50%, 06/15/35 (a)	3,430,000	3,461,693
Golub Capital Private Credit Fund
5.60%, 04/15/31 (a)(e)	2,410,000	2,301,189
HPS Corporate Lending Fund
5.65%, 04/02/31 (a)(e)	1,955,000	1,876,976
5.95%, 04/14/32 (a)	2,450,000	2,369,910
Takeoff Merger Sub, Inc.
5.50%, 03/24/36 (a)(e)	2,360,000	2,324,907
		106,565,655
Financial Other 0.2%
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/34 (a)	4,850,000	4,880,215
6.75%, 07/15/35 (a)	1,905,000	1,957,159
6.00%, 03/15/36 (a)	1,910,000	1,851,611
J Paul Getty Trust
4.91%, 04/01/35 (a)	2,410,000	2,422,990
ORIX Corp.
4.00%, 04/13/32	2,215,000	2,123,233
5.20%, 09/13/32	2,460,000	2,504,477
5.40%, 02/25/35	2,455,000	2,474,345
		18,214,030
Insurance 4.4%
Allstate Corp.
5.25%, 03/30/33 (a)	3,595,000	3,675,888
5.35%, 06/01/33	1,555,000	1,599,255
5.55%, 05/09/35	2,655,000	2,747,686
American Financial Group, Inc.
5.00%, 09/23/35 (a)	1,680,000	1,614,648
American International Group, Inc.
5.13%, 03/27/33 (a)	3,685,000	3,726,788
3.88%, 01/15/35 (a)	2,380,000	2,187,934
5.45%, 05/07/35 (a)	2,935,000	2,996,987
American National Group, Inc.
6.00%, 07/15/35 (a)	3,300,000	3,215,751
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31 (a)	1,895,000	1,656,097
2.60%, 12/02/31 (a)	2,375,000	2,121,018
5.00%, 09/12/32 (a)	2,420,000	2,445,265
5.35%, 02/28/33 (a)	3,625,000	3,721,570
Aon North America, Inc.
5.45%, 03/01/34 (a)	8,315,000	8,500,424
Arch Capital Group Ltd.
7.35%, 05/01/34	1,470,000	1,666,274
Arthur J Gallagher & Co.
2.40%, 11/09/31 (a)	1,900,000	1,669,036
5.00%, 02/15/32 (a)	2,435,000	2,442,695
5.50%, 03/02/33 (a)	1,610,000	1,653,840
6.50%, 02/15/34 (a)	1,900,000	2,054,812
5.45%, 07/15/34 (a)	2,385,000	2,425,545
5.15%, 02/15/35 (a)	7,225,000	7,173,269
Assurant, Inc.
2.65%, 01/15/32 (a)	1,715,000	1,499,922
5.55%, 02/15/36 (a)	1,420,000	1,421,846
Assured Guaranty U.S. Holdings, Inc.
3.15%, 06/15/31 (a)	2,420,000	2,243,558
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Athene Holding Ltd.
6.65%, 02/01/33 (a)	1,930,000	2,009,516
5.88%, 01/15/34 (a)	2,870,000	2,861,074
6.63%, 10/15/54 (a)(b)	2,905,000	2,683,407
6.88%, 06/28/55 (a)(b)	2,905,000	2,716,204
Berkshire Hathaway Finance Corp.
2.88%, 03/15/32 (a)	4,740,000	4,390,093
Brown & Brown, Inc.
4.20%, 03/17/32 (a)	2,905,000	2,748,682
5.25%, 06/23/32 (a)	2,405,000	2,405,409
5.65%, 06/11/34 (a)	2,880,000	2,910,211
5.55%, 06/23/35 (a)	4,730,000	4,726,736
Centene Corp.
2.63%, 08/01/31 (a)	6,230,000	5,215,133
Chubb INA Holdings LLC
5.00%, 03/15/34 (a)	7,610,000	7,659,998
4.90%, 08/15/35 (a)	5,955,000	5,875,858
Cincinnati Financial Corp.
6.13%, 11/01/34	1,795,000	1,889,543
CNA Financial Corp.
5.50%, 06/15/33 (a)	2,435,000	2,472,791
5.13%, 02/15/34 (a)	2,460,000	2,429,225
5.20%, 08/15/35 (a)	2,310,000	2,263,546
CNO Financial Group, Inc.
6.45%, 06/15/34 (a)	3,405,000	3,515,867
Corebridge Financial, Inc.
3.90%, 04/05/32 (a)	7,125,000	6,694,009
6.05%, 09/15/33 (a)	2,210,000	2,315,616
5.75%, 01/15/34 (a)	3,625,000	3,721,244
6.38%, 09/15/54 (a)(b)	3,600,000	3,533,760
Elevance Health, Inc.
4.95%, 11/01/31 (a)	3,445,000	3,467,703
4.10%, 05/15/32 (a)	2,965,000	2,846,074
4.60%, 09/15/32 (a)	3,500,000	3,446,625
5.50%, 10/15/32 (a)	3,190,000	3,290,007
4.75%, 02/15/33 (a)	4,885,000	4,814,607
5.38%, 06/15/34 (a)	4,865,000	4,936,321
5.95%, 12/15/34	1,695,000	1,774,377
5.20%, 02/15/35 (a)	5,805,000	5,805,580
5.00%, 01/15/36 (a)	4,500,000	4,410,810
5.85%, 01/15/36	1,855,000	1,919,591
Enstar Group Ltd.
3.10%, 09/01/31 (a)	2,390,000	2,113,047
Equitable Holdings, Inc.
5.59%, 01/11/33 (a)	2,490,000	2,543,709
6.70%, 03/28/55 (a)(b)	2,310,000	2,328,388
F&G Annuities & Life, Inc.
6.25%, 10/04/34 (a)(c)	2,410,000	2,287,909
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32 (a)	3,540,000	3,634,660
6.00%, 12/07/33 (a)	3,655,000	3,822,143
5.75%, 05/20/35 (a)	2,380,000	2,442,475
First American Financial Corp.
2.40%, 08/15/31 (a)	3,140,000	2,707,779
5.45%, 09/30/34 (a)	2,110,000	2,073,012
Globe Life, Inc.
4.80%, 06/15/32 (a)	1,885,000	1,866,414
5.85%, 09/15/34 (a)	2,105,000	2,172,865
Hanover Insurance Group, Inc.
5.50%, 09/01/35 (a)	2,385,000	2,372,598
Humana, Inc.
5.38%, 04/15/31 (a)	7,195,000	7,272,130
2.15%, 02/03/32 (a)(c)	3,545,000	3,036,044
5.88%, 03/01/33 (a)	3,510,000	3,585,956

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.95%, 03/15/34 (a)	4,130,000	4,215,243
5.55%, 05/01/35 (a)	3,635,000	3,598,250
Jackson Financial, Inc.
3.13%, 11/23/31 (a)	2,395,000	2,135,933
5.67%, 06/08/32 (a)	1,705,000	1,715,128
Kemper Corp.
3.80%, 02/23/32 (a)	1,970,000	1,787,677
Lincoln National Corp.
3.40%, 03/01/32 (a)	1,460,000	1,324,877
5.85%, 03/15/34 (a)	1,735,000	1,768,694
5.35%, 11/15/35 (a)	2,355,000	2,294,100
Loews Corp.
6.00%, 02/01/35	1,485,000	1,573,016
Manulife Financial Corp.
3.70%, 03/16/32 (a)	3,530,000	3,348,064
4.99%, 12/11/35 (a)	4,765,000	4,664,506
Marsh & McLennan Cos., Inc.
4.85%, 11/15/31 (a)	4,805,000	4,849,735
2.38%, 12/15/31 (a)	1,925,000	1,712,442
5.75%, 11/01/32 (a)	2,435,000	2,569,631
5.88%, 08/01/33	1,495,000	1,590,994
5.40%, 09/15/33 (a)	2,855,000	2,948,958
5.15%, 03/15/34 (a)	2,415,000	2,445,139
5.00%, 03/15/35 (a)	9,440,000	9,417,722
4.95%, 03/15/36 (a)	2,850,000	2,823,894
MetLife, Inc.
6.50%, 12/15/32	3,005,000	3,293,480
5.38%, 07/15/33 (a)	4,750,000	4,919,622
6.38%, 06/15/34	3,435,000	3,752,737
5.30%, 12/15/34 (a)(c)	3,420,000	3,500,849
5.70%, 06/15/35	4,885,000	5,120,555
6.35%, 03/15/55 (a)(b)	4,920,000	4,986,715
5.85%, 03/15/56 (a)(b)	4,720,000	4,634,143
Old Republic International Corp.
5.75%, 03/28/34 (a)	1,965,000	2,009,527
Primerica, Inc.
2.80%, 11/19/31 (a)	2,925,000	2,620,127
Principal Financial Group, Inc.
5.38%, 03/15/33 (a)	1,825,000	1,865,497
Progressive Corp.
3.00%, 03/15/32 (a)	2,405,000	2,199,276
6.25%, 12/01/32	1,950,000	2,125,559
4.95%, 06/15/33 (a)	2,420,000	2,457,607
5.15%, 03/26/36 (a)	4,790,000	4,803,987
Prudential Financial, Inc.
5.75%, 07/15/33	1,845,000	1,954,980
5.20%, 03/14/35 (a)(c)	3,655,000	3,686,543
5.13%, 03/01/52 (a)(b)	4,810,000	4,581,669
6.00%, 09/01/52 (a)(b)	5,765,000	5,781,603
6.75%, 03/01/53 (a)(b)	2,400,000	2,487,096
6.50%, 03/15/54 (a)(b)	4,660,000	4,754,691
Prudential Funding Asia PLC
3.63%, 03/24/32 (a)	1,660,000	1,569,713
Reinsurance Group of America, Inc.
6.00%, 09/15/33 (a)	1,930,000	2,007,297
5.75%, 09/15/34 (a)	3,135,000	3,188,201
6.65%, 09/15/55 (a)(b)	3,365,000	3,352,550
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33 (a)	3,655,000	3,758,765
5.80%, 04/01/35 (a)	2,330,000	2,378,720
Selective Insurance Group, Inc.
5.90%, 04/15/35 (a)	1,980,000	2,043,419
Stewart Information Services Corp.
3.60%, 11/15/31 (a)	2,195,000	1,944,177
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Travelers Cos., Inc.
5.05%, 07/24/35 (a)	2,480,000	2,486,274
Travelers Property Casualty Corp.
6.38%, 03/15/33	2,290,000	2,546,274
UnitedHealth Group, Inc.
4.90%, 04/15/31 (a)	4,815,000	4,888,092
2.30%, 05/15/31 (a)	7,090,000	6,362,070
4.95%, 01/15/32 (a)	7,230,000	7,310,831
4.20%, 05/15/32 (a)	7,220,000	7,043,543
5.35%, 02/15/33 (a)	9,510,000	9,766,104
4.50%, 04/15/33 (a)	7,220,000	7,058,416
5.00%, 04/15/34 (a)	6,025,000	6,034,218
5.15%, 07/15/34 (a)	9,530,000	9,620,058
5.30%, 06/15/35 (a)(c)	4,820,000	4,918,858
4.63%, 07/15/35	4,815,000	4,664,435
5.80%, 03/15/36	4,050,000	4,237,231
Unum Group
5.25%, 12/15/35 (a)	1,470,000	1,437,293
Voya Financial, Inc.
5.00%, 09/20/34 (a)	1,950,000	1,901,172
5.05%, 03/02/36 (a)	1,850,000	1,788,506
Willis North America, Inc.
5.35%, 05/15/33 (a)	3,538,000	3,581,093
5.15%, 03/15/36 (a)	1,420,000	1,386,261
		456,062,691
REITs 3.7%
Agree LP
4.80%, 10/01/32 (a)	1,470,000	1,455,256
2.60%, 06/15/33 (a)	1,410,000	1,196,385
5.63%, 06/15/34 (a)	2,190,000	2,237,764
5.60%, 06/15/35 (a)	1,900,000	1,952,269
Alexandria Real Estate Equities, Inc.
3.38%, 08/15/31 (a)	3,520,000	3,248,502
2.00%, 05/18/32 (a)	4,198,000	3,517,294
1.88%, 02/01/33 (a)	4,820,000	3,907,188
2.95%, 03/15/34 (a)	3,827,000	3,236,188
4.75%, 04/15/35 (a)	2,510,000	2,377,472
5.50%, 10/01/35 (a)	2,665,000	2,658,044
5.25%, 03/15/36 (a)	3,510,000	3,425,409
American Assets Trust LP
6.15%, 10/01/34 (a)	2,545,000	2,525,480
American Homes 4 Rent LP
2.38%, 07/15/31 (a)	2,200,000	1,938,640
3.63%, 04/15/32 (a)	2,715,000	2,511,646
5.50%, 02/01/34 (a)	2,835,000	2,863,208
5.50%, 07/15/34 (a)	2,320,000	2,324,524
5.25%, 03/15/35 (a)	2,480,000	2,443,519
Americold Realty Operating Partnership LP
5.60%, 05/15/32 (a)	1,985,000	1,960,287
5.41%, 09/12/34 (a)	2,400,000	2,286,888
AvalonBay Communities, Inc.
2.05%, 01/15/32 (a)	3,375,000	2,934,090
5.00%, 02/15/33 (a)	1,700,000	1,717,357
5.30%, 12/07/33 (a)	1,820,000	1,869,340
5.35%, 06/01/34 (a)	1,965,000	2,015,618
5.00%, 08/01/35 (a)	1,925,000	1,913,026
Boston Properties LP
2.55%, 04/01/32 (a)	3,880,000	3,336,994
2.45%, 10/01/33 (a)	4,030,000	3,258,456
6.50%, 01/15/34 (a)	3,620,000	3,795,208
5.75%, 01/15/35 (a)	3,925,000	3,904,943
Brixmor Operating Partnership LP
2.50%, 08/16/31 (a)	2,460,000	2,188,785
5.20%, 04/01/32 (a)	1,850,000	1,863,986

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.85%, 02/15/33 (a)	1,935,000	1,903,305
5.50%, 02/15/34 (a)	1,915,000	1,945,870
5.75%, 02/15/35 (a)	1,970,000	2,027,662
Broadstone Net Lease LLC
2.60%, 09/15/31 (a)	1,835,000	1,610,047
5.00%, 11/01/32 (a)	1,500,000	1,479,690
Camden Property Trust
4.90%, 01/15/34 (a)	1,800,000	1,788,894
4.90%, 02/28/36 (a)	2,935,000	2,847,772
COPT Defense Properties LP
2.75%, 04/15/31 (a)	2,595,000	2,346,814
2.90%, 12/01/33 (a)	2,060,000	1,743,131
Cousins Properties LP
5.38%, 02/15/32 (a)	1,955,000	1,968,157
4.88%, 03/01/33 (a)	2,400,000	2,309,160
5.88%, 10/01/34 (a)	2,435,000	2,471,574
CubeSmart LP
2.50%, 02/15/32 (a)	2,355,000	2,067,643
5.13%, 11/01/35 (a)	2,110,000	2,080,755
DOC Dr. LLC
2.63%, 11/01/31 (a)	2,290,000	2,032,856
EPR Properties
3.60%, 11/15/31 (a)	1,980,000	1,799,167
ERP Operating LP
1.85%, 08/01/31 (a)	2,448,000	2,143,787
4.95%, 06/15/32 (a)	2,480,000	2,498,922
4.65%, 09/15/34 (a)	2,820,000	2,751,559
Essential Properties LP
2.95%, 07/15/31 (a)	2,025,000	1,827,097
5.40%, 12/01/35 (a)	1,850,000	1,822,620
Essex Portfolio LP
2.55%, 06/15/31 (a)	1,405,000	1,259,400
2.65%, 03/15/32 (a)	3,165,000	2,784,409
5.50%, 04/01/34 (a)	2,555,000	2,587,040
5.38%, 04/01/35 (a)	1,855,000	1,871,918
4.88%, 02/15/36 (a)	1,690,000	1,625,729
Extra Space Storage LP
2.55%, 06/01/31 (a)	2,230,000	1,993,107
2.40%, 10/15/31 (a)	2,855,000	2,501,094
2.35%, 03/15/32 (a)	2,830,000	2,429,244
4.95%, 01/15/33 (a)	3,760,000	3,711,646
5.40%, 02/01/34 (a)	2,930,000	2,954,055
5.35%, 01/15/35 (a)	1,840,000	1,846,219
5.40%, 06/15/35 (a)	2,430,000	2,438,894
Healthpeak OP LLC
5.25%, 12/15/32 (a)	3,660,000	3,685,949
4.75%, 01/15/33 (a)	2,455,000	2,402,193
5.38%, 02/15/35 (a)	2,450,000	2,458,575
Highwoods Realty LP
5.35%, 01/15/33 (a)	1,640,000	1,604,707
7.65%, 02/01/34 (a)	1,720,000	1,905,106
Host Hotels & Resorts LP
2.90%, 12/15/31 (a)	2,115,000	1,882,350
5.70%, 06/15/32 (a)	2,410,000	2,472,564
5.70%, 07/01/34 (a)	2,860,000	2,894,349
5.50%, 04/15/35 (a)	3,405,000	3,379,428
Invitation Homes Operating Partnership LP
2.00%, 08/15/31 (a)	3,110,000	2,667,602
4.15%, 04/15/32 (a)	2,925,000	2,750,699
4.95%, 01/15/33 (a)	2,815,000	2,749,720
5.50%, 08/15/33 (a)	1,660,000	1,662,706
2.70%, 01/15/34 (a)	1,920,000	1,603,258
4.88%, 02/01/35 (a)	2,390,000	2,283,215
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Kilroy Realty LP
2.50%, 11/15/32 (a)	2,069,000	1,687,704
2.65%, 11/15/33 (a)	2,050,000	1,630,775
5.88%, 10/15/35 (a)	1,960,000	1,893,066
6.25%, 01/15/36 (a)	1,945,000	1,925,472
Kimco Realty OP LLC
2.25%, 12/01/31 (a)	2,480,000	2,184,384
3.20%, 04/01/32 (a)	2,865,000	2,629,382
4.60%, 02/01/33 (a)	3,120,000	3,073,699
6.40%, 03/01/34 (a)	2,325,000	2,518,882
4.85%, 03/01/35 (a)	2,445,000	2,400,452
5.30%, 02/01/36 (a)	2,400,000	2,418,864
Kite Realty Group LP
4.95%, 12/15/31 (a)	1,760,000	1,753,981
5.20%, 08/15/32 (a)	1,420,000	1,426,859
5.50%, 03/01/34 (a)	1,630,000	1,645,240
LXP Industrial Trust
2.38%, 10/01/31 (a)	1,880,000	1,633,852
Mid-America Apartments LP
5.30%, 02/15/32 (a)(c)	2,040,000	2,099,935
4.65%, 01/15/33 (a)	2,520,000	2,480,537
5.00%, 03/15/34 (a)	1,755,000	1,746,225
4.95%, 03/01/35 (a)	1,780,000	1,760,384
National Health Investors, Inc.
5.35%, 02/01/33 (a)	1,735,000	1,705,991
NNN REIT, Inc.
5.60%, 10/15/33 (a)	2,370,000	2,439,346
5.50%, 06/15/34 (a)	2,440,000	2,479,577
Omega Healthcare Investors, Inc.
3.25%, 04/15/33 (a)	3,400,000	2,990,844
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/31 (a)	1,695,000	1,503,482
5.25%, 08/15/32 (a)	1,800,000	1,810,098
4.75%, 03/15/33 (a)	1,310,000	1,278,075
5.75%, 07/15/34 (a)	1,675,000	1,722,201
4.95%, 01/15/35 (a)	1,675,000	1,622,774
Piedmont Operating Partnership LP
2.75%, 04/01/32 (a)	1,405,000	1,181,324
5.63%, 01/15/33 (a)	1,960,000	1,905,865
Prologis LP
2.25%, 01/15/32 (a)	2,335,000	2,051,998
4.63%, 01/15/33 (a)	3,160,000	3,127,894
4.75%, 06/15/33 (a)	3,605,000	3,578,287
5.13%, 01/15/34 (a)	3,520,000	3,560,515
5.00%, 03/15/34 (a)	3,730,000	3,738,579
5.00%, 01/31/35 (a)	3,300,000	3,289,803
5.25%, 05/15/35 (a)	3,610,000	3,671,478
Public Storage Operating Co.
2.30%, 05/01/31 (a)	3,225,000	2,898,501
2.25%, 11/09/31 (a)	2,480,000	2,199,264
5.10%, 08/01/33 (a)	3,395,000	3,470,369
5.00%, 07/01/35 (a)	1,905,000	1,910,467
Realty Income Corp.
2.70%, 02/15/32 (a)	1,620,000	1,445,008
5.63%, 10/13/32 (a)	3,630,000	3,788,849
2.85%, 12/15/32 (a)	3,300,000	2,928,684
4.50%, 02/01/33 (a)	1,930,000	1,884,066
1.80%, 03/15/33 (a)	2,010,000	1,657,647
4.90%, 07/15/33 (a)	2,960,000	2,955,442
5.13%, 02/15/34 (a)	3,715,000	3,745,760
5.13%, 04/15/35 (a)	2,915,000	2,918,789
Regency Centers LP
5.00%, 07/15/32 (a)	1,965,000	1,978,067
4.50%, 03/15/33 (a)	2,160,000	2,106,994
5.25%, 01/15/34 (a)	1,945,000	1,967,737
5.10%, 01/15/35 (a)	1,495,000	1,491,128

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rexford Industrial Realty LP
2.15%, 09/01/31 (a)	1,890,000	1,641,295
Sabra Health Care LP
3.20%, 12/01/31 (a)	3,875,000	3,501,799
Safehold GL Holdings LLC
2.80%, 06/15/31 (a)	1,985,000	1,800,177
2.85%, 01/15/32 (a)	1,715,000	1,534,205
6.10%, 04/01/34 (a)(c)	1,360,000	1,432,121
5.65%, 01/15/35 (a)(c)	1,960,000	1,986,284
Simon Property Group LP
2.25%, 01/15/32 (a)	3,325,000	2,907,480
2.65%, 02/01/32 (a)	3,390,000	3,023,202
5.50%, 03/08/33 (a)	3,190,000	3,308,732
6.25%, 01/15/34 (a)	2,420,000	2,603,049
4.75%, 09/26/34 (a)	4,705,000	4,607,277
5.13%, 10/01/35 (a)	3,885,000	3,894,829
Store Capital LLC
2.70%, 12/01/31 (a)	1,835,000	1,600,028
Sun Communities Operating LP
2.70%, 07/15/31 (a)	3,635,000	3,256,269
4.20%, 04/15/32 (a)	2,930,000	2,792,935
Tanger Properties LP
2.75%, 09/01/31 (a)	1,975,000	1,765,650
UDR, Inc.
3.00%, 08/15/31 (a)	2,885,000	2,645,055
2.10%, 08/01/32 (a)	1,955,000	1,655,533
1.90%, 03/15/33 (a)	1,715,000	1,405,237
2.10%, 06/15/33 (a)	1,395,000	1,149,759
5.13%, 09/01/34 (a)	1,380,000	1,371,706
3.10%, 11/01/34 (a)	1,475,000	1,264,341
Ventas Realty LP
2.50%, 09/01/31 (a)	2,440,000	2,173,162
5.10%, 07/15/32 (a)	2,460,000	2,473,825
5.63%, 07/01/34 (a)	2,460,000	2,523,616
5.00%, 01/15/35 (a)	2,550,000	2,506,089
5.00%, 02/15/36 (a)	2,410,000	2,357,052
Welltower OP LLC
2.80%, 06/01/31 (a)	3,630,000	3,326,024
2.75%, 01/15/32 (a)	2,445,000	2,199,498
3.85%, 06/15/32 (a)	2,630,000	2,508,599
5.13%, 07/01/35 (a)	6,010,000	6,024,845
WP Carey, Inc.
2.45%, 02/01/32 (a)	1,735,000	1,513,805
2.25%, 04/01/33 (a)	2,060,000	1,709,120
5.38%, 06/30/34 (a)	1,940,000	1,942,309
		387,054,927
		3,784,503,576

Industrial 52.3%
Basic Industry 2.3%
Air Products & Chemicals, Inc.
4.90%, 10/11/32 (a)	2,375,000	2,408,654
4.80%, 03/03/33 (a)	2,915,000	2,940,856
4.85%, 02/08/34 (a)	5,550,000	5,557,659
Albemarle Corp.
5.05%, 06/01/32 (a)	1,940,000	1,948,264
ArcelorMittal SA
6.80%, 11/29/32 (a)(c)	4,835,000	5,342,337
6.00%, 06/17/34 (a)(c)	2,400,000	2,531,088
Barrick Mining Corp.
6.45%, 10/15/35	1,450,000	1,584,517
BHP Billiton Finance USA Ltd.
5.13%, 02/21/32 (a)	3,595,000	3,668,913
4.90%, 02/28/33 (a)	3,535,000	3,550,766
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.25%, 09/08/33 (a)	7,160,000	7,325,754
5.30%, 02/21/35 (a)	6,020,000	6,132,213
5.00%, 02/15/36 (a)	2,415,000	2,417,318
Cabot Corp.
5.00%, 06/30/32 (a)	1,960,000	1,959,098
CF Industries, Inc.
5.15%, 03/15/34	3,560,000	3,542,164
5.30%, 11/26/35 (a)	4,765,000	4,752,802
Dow Chemical Co.
6.30%, 03/15/33 (a)	2,680,000	2,813,384
5.15%, 02/15/34 (a)	2,875,000	2,803,585
4.25%, 10/01/34 (a)	2,320,000	2,109,622
5.35%, 03/15/35 (a)	1,975,000	1,946,935
5.65%, 03/15/36 (a)	3,090,000	3,060,614
Eastman Chemical Co.
5.75%, 03/08/33 (a)	2,465,000	2,553,296
5.63%, 02/20/34 (a)	3,590,000	3,642,342
Ecolab, Inc.
2.13%, 02/01/32 (a)	3,145,000	2,763,260
5.00%, 09/01/35 (a)	2,345,000	2,352,410
EIDP, Inc.
5.13%, 05/15/32 (a)	2,410,000	2,447,596
4.80%, 05/15/33 (a)	2,885,000	2,857,016
Freeport-McMoRan, Inc.
5.40%, 11/14/34 (a)	3,540,000	3,594,870
Georgia-Pacific LLC
8.88%, 05/15/31	1,945,000	2,321,358
Gerdau Trade, Inc.
5.75%, 06/09/35 (a)	3,095,000	3,139,166
International Paper Co.
5.00%, 09/15/35 (a)	2,010,000	1,974,524
Kinross Gold Corp.
6.25%, 07/15/33 (a)	2,435,000	2,597,828
Lubrizol Corp.
6.50%, 10/01/34	1,450,000	1,623,971
LYB International Finance III LLC
5.63%, 05/15/33 (a)	2,390,000	2,411,104
5.50%, 03/01/34 (a)	3,545,000	3,526,212
6.15%, 05/15/35 (a)	2,395,000	2,466,994
5.88%, 01/15/36 (a)	4,820,000	4,837,400
Mosaic Co.
5.45%, 11/15/33 (a)	2,425,000	2,451,990
Newmont Corp.
2.60%, 07/15/32 (a)	3,925,000	3,555,069
5.88%, 04/01/35	2,165,000	2,297,411
Newmont Corp./Newcrest Finance Pty. Ltd.
5.35%, 03/15/34 (a)	4,890,000	5,036,651
Nucor Corp.
3.13%, 04/01/32 (a)	2,735,000	2,521,397
5.10%, 06/01/35 (a)	2,345,000	2,369,716
Nutrien Ltd.
5.25%, 03/12/32 (a)	2,795,000	2,857,496
5.40%, 06/21/34 (a)	2,895,000	2,945,952
4.13%, 03/15/35 (a)	2,110,000	1,936,178
Packaging Corp. of America
5.70%, 12/01/33 (a)	1,955,000	2,029,622
5.20%, 08/15/35 (a)	2,355,000	2,341,058
Rayonier LP
2.75%, 05/17/31 (a)	2,200,000	1,982,354
Rio Tinto Alcan, Inc.
6.13%, 12/15/33	3,775,000	4,054,161
5.75%, 06/01/35	1,475,000	1,542,437

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Rio Tinto Finance USA PLC
5.00%, 03/14/32 (a)	5,860,000	5,980,775
5.00%, 03/09/33 (a)	3,045,000	3,098,562
5.25%, 03/14/35 (a)	8,250,000	8,384,557
RPM International, Inc.
2.95%, 01/15/32 (a)	1,500,000	1,350,270
Sherwin-Williams Co.
4.80%, 09/01/31 (a)	2,125,000	2,144,593
2.20%, 03/15/32 (a)	2,375,000	2,064,944
5.15%, 08/15/35 (a)	2,390,000	2,400,588
Smurfit Kappa Treasury ULC
5.44%, 04/03/34 (a)	4,640,000	4,702,037
Smurfit Westrock Financing DAC
5.42%, 01/15/35 (a)	4,095,000	4,129,070
5.19%, 01/15/36 (a)	3,870,000	3,810,789
Southern Copper Corp.
7.50%, 07/27/35	4,725,000	5,401,903
Steel Dynamics, Inc.
5.38%, 08/15/34 (a)	2,785,000	2,811,290
5.25%, 05/15/35 (a)	3,605,000	3,610,408
Suzano Austria GmbH
3.13%, 01/15/32 (a)	4,910,000	4,311,864
Suzano Netherlands BV
5.50%, 01/15/36 (a)	4,630,000	4,471,098
Vale Overseas Ltd.
6.13%, 06/12/33 (a)	7,190,000	7,482,130
8.25%, 01/17/34	1,588,000	1,857,547
Westlake Corp.
5.55%, 11/15/35 (a)	2,875,000	2,864,219
Weyerhaeuser Co.
7.38%, 03/15/32	3,155,000	3,519,781
3.38%, 03/09/33 (a)(c)	2,200,000	1,985,654
WRKCo, Inc.
4.20%, 06/01/32 (a)	2,450,000	2,353,127
3.00%, 06/15/33 (a)	2,935,000	2,579,982
Yamana Gold, Inc.
2.63%, 08/15/31 (a)(e)	2,420,000	2,149,323
		234,891,893
Capital Goods 5.2%
3M Co.
5.15%, 03/15/35 (a)	2,600,000	2,623,712
AGCO Corp.
5.80%, 03/21/34 (a)	3,350,000	3,428,557
Allegion U.S. Holding Co., Inc.
5.41%, 07/01/32 (a)	2,715,000	2,774,268
5.60%, 05/29/34 (a)	1,995,000	2,036,895
Amcor Finance USA, Inc.
5.63%, 05/26/33 (a)	2,285,000	2,341,668
Amcor Flexibles North America, Inc.
2.69%, 05/25/31 (a)	3,855,000	3,477,634
5.50%, 03/17/35 (a)	3,615,000	3,662,826
5.13%, 03/12/36 (a)	3,520,000	3,421,792
Amphenol Corp.
2.20%, 09/15/31 (a)	3,580,000	3,176,785
4.40%, 02/15/33 (a)	6,065,000	5,925,990
5.25%, 04/05/34 (a)	2,895,000	2,961,209
5.00%, 01/15/35 (a)	3,620,000	3,621,339
4.63%, 02/15/36 (a)	7,670,000	7,419,805
Amrize Finance U.S. LLC
5.40%, 04/07/35 (a)	4,690,000	4,775,874
AptarGroup, Inc.
3.60%, 03/15/32 (a)	1,920,000	1,783,910
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Avery Dennison Corp.
2.25%, 02/15/32 (a)	2,260,000	1,966,019
5.75%, 03/15/33 (a)	2,020,000	2,106,436
Berry Global, Inc.
5.80%, 06/15/31 (a)	3,880,000	4,021,775
5.65%, 01/15/34 (a)	3,880,000	3,969,667
Boeing Co.
6.39%, 05/01/31 (a)	4,660,000	4,975,715
6.13%, 02/15/33	1,920,000	2,043,744
3.60%, 05/01/34 (a)	4,075,000	3,649,040
6.53%, 05/01/34 (a)	11,955,000	13,038,123
3.25%, 02/01/35 (a)	3,650,000	3,132,284
Carlisle Cos., Inc.
2.20%, 03/01/32 (a)	2,665,000	2,298,109
5.25%, 09/15/35 (a)	2,440,000	2,442,416
Carrier Global Corp.
5.90%, 03/15/34 (a)	4,165,000	4,397,699
Caterpillar, Inc.
5.20%, 05/15/35 (a)	8,125,000	8,331,375
5.30%, 09/15/35	1,500,000	1,569,060
CRH America Finance, Inc.
5.40%, 05/21/34 (a)(c)	3,615,000	3,687,878
5.50%, 01/09/35 (a)	6,050,000	6,188,908
5.00%, 02/09/36 (a)	4,790,000	4,706,031
Deere & Co.
5.45%, 01/16/35 (a)	5,855,000	6,087,970
Dover Corp.
5.38%, 10/15/35	1,480,000	1,542,116
Eagle Materials, Inc.
2.50%, 07/01/31 (a)	3,590,000	3,212,081
5.00%, 03/15/36 (a)	3,490,000	3,341,989
Eaton Corp.
4.00%, 11/02/32	3,315,000	3,212,169
4.50%, 03/06/33 (a)	4,730,000	4,665,435
4.15%, 03/15/33 (a)	6,045,000	5,882,329
4.80%, 03/06/36 (a)	9,470,000	9,355,602
Embraer Netherlands Finance BV
5.98%, 02/11/35 (a)	3,110,000	3,202,585
Emerson Electric Co.
2.20%, 12/21/31 (a)	4,685,000	4,163,794
5.00%, 03/15/35 (a)	2,425,000	2,442,387
Ferguson Enterprises, Inc.
5.00%, 10/03/34 (a)	3,670,000	3,632,676
Flowserve Corp.
2.80%, 01/15/32 (a)	2,445,000	2,158,886
Fortune Brands Innovations, Inc.
4.00%, 03/25/32 (a)	2,170,000	2,052,408
5.88%, 06/01/33 (a)	2,840,000	2,946,415
GE Capital Funding LLC
4.55%, 05/15/32 (a)	2,230,000	2,224,403
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/35	5,185,000	4,979,259
GE Vernova, Inc.
4.88%, 02/04/36 (a)	4,860,000	4,819,419
General Dynamics Corp.
2.25%, 06/01/31 (a)	2,410,000	2,170,157
4.95%, 08/15/35 (a)	3,645,000	3,671,171
General Electric Co.
6.75%, 03/15/32	6,070,000	6,778,005
4.90%, 01/29/36 (a)	4,720,000	4,723,682
HEICO Corp.
5.35%, 08/01/33 (a)	2,920,000	2,972,472
Hexcel Corp.
5.88%, 02/26/35 (a)	1,480,000	1,522,491

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Honeywell Aerospace, Inc.
4.60%, 03/16/33 (a)(e)	8,500,000	8,399,785
4.95%, 03/16/36 (a)(e)	15,440,000	15,326,670
Honeywell International, Inc.
1.75%, 09/01/31 (a)	7,335,000	6,364,726
5.00%, 02/15/33 (a)(c)	2,220,000	2,277,631
4.50%, 01/15/34 (a)	4,615,000	4,545,821
5.00%, 03/01/35 (a)	2,440,000	2,470,598
Howmet Aerospace, Inc.
4.85%, 10/15/31 (a)	2,380,000	2,407,608
4.55%, 11/15/32 (a)	2,385,000	2,358,813
Hubbell, Inc.
4.80%, 11/15/35 (a)	1,955,000	1,904,639
Huntington Ingalls Industries, Inc.
5.75%, 01/15/35 (a)	2,395,000	2,478,969
IDEX Corp.
2.63%, 06/15/31 (a)	2,405,000	2,170,777
Ingersoll Rand, Inc.
5.31%, 06/15/31 (a)	2,390,000	2,454,052
5.70%, 08/14/33 (a)	4,830,000	5,018,467
5.45%, 06/15/34 (a)	3,610,000	3,689,600
John Deere Capital Corp.
2.00%, 06/17/31	2,910,000	2,584,429
4.40%, 09/08/31	5,770,000	5,765,499
3.90%, 06/07/32	2,431,000	2,358,070
4.35%, 09/15/32	2,760,000	2,739,907
5.15%, 09/08/33	4,820,000	4,974,433
5.10%, 04/11/34	4,835,000	4,927,880
5.05%, 06/12/34	3,860,000	3,923,767
Johnson Controls International PLC
6.00%, 01/15/36	1,665,000	1,770,961
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/31 (a)	2,445,000	2,134,803
4.90%, 12/01/32 (a)	3,150,000	3,163,829
L3Harris Technologies, Inc.
5.25%, 06/01/31 (a)	3,660,000	3,749,341
5.40%, 07/31/33 (a)	7,265,000	7,460,211
5.35%, 06/01/34 (a)	3,630,000	3,696,066
4.85%, 04/27/35 (a)	1,810,000	1,776,931
Lockheed Martin Corp.
4.70%, 12/15/31 (a)	2,915,000	2,954,178
3.90%, 06/15/32 (a)	3,850,000	3,742,084
5.25%, 01/15/33 (a)	4,855,000	5,061,580
4.75%, 02/15/34 (a)	4,055,000	4,068,179
4.80%, 08/15/34 (a)	2,785,000	2,786,142
3.60%, 03/01/35 (a)	2,440,000	2,226,305
5.00%, 08/15/35 (a)	3,530,000	3,563,853
Martin Marietta Materials, Inc.
2.40%, 07/15/31 (a)	4,400,000	3,921,632
5.15%, 12/01/34 (a)	3,515,000	3,521,397
Nordson Corp.
5.80%, 09/15/33 (a)	2,390,000	2,484,979
Northrop Grumman Corp.
4.70%, 03/15/33 (a)	4,805,000	4,800,916
4.90%, 06/01/34 (a)	4,100,000	4,097,335
5.25%, 07/15/35 (a)	2,285,000	2,330,586
nVent Finance SARL
2.75%, 11/15/31 (a)	1,470,000	1,307,844
5.65%, 05/15/33 (a)	2,260,000	2,323,800
Otis Worldwide Corp.
5.13%, 11/19/31 (a)	2,780,000	2,842,661
5.13%, 09/04/35 (a)	2,495,000	2,489,636
Owens Corning
5.70%, 06/15/34 (a)	3,870,000	4,010,094
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Parker-Hannifin Corp.
4.20%, 11/21/34 (a)	2,445,000	2,344,315
Pentair Finance SARL
5.90%, 07/15/32 (a)	1,905,000	1,995,735
Regal Rexnord Corp.
6.40%, 04/15/33 (a)	5,905,000	6,240,581
Republic Services, Inc.
1.75%, 02/15/32 (a)	3,620,000	3,102,593
2.38%, 03/15/33 (a)	3,270,000	2,828,387
5.00%, 12/15/33 (a)	3,145,000	3,202,491
5.00%, 04/01/34 (a)	3,865,000	3,909,100
5.20%, 11/15/34 (a)	2,335,000	2,383,942
5.15%, 03/15/35 (a)	3,350,000	3,417,837
Rockwell Automation, Inc.
1.75%, 08/15/31 (a)	2,135,000	1,857,962
RTX Corp.
1.90%, 09/01/31 (a)	4,830,000	4,211,422
2.38%, 03/15/32 (a)	4,795,000	4,228,087
5.15%, 02/27/33 (a)	6,180,000	6,310,583
6.10%, 03/15/34 (a)	7,000,000	7,546,280
5.40%, 05/01/35	2,135,000	2,201,655
Sonoco Products Co.
2.85%, 02/01/32 (a)	2,375,000	2,127,145
5.00%, 09/01/34 (a)	3,350,000	3,282,431
Stanley Black & Decker, Inc.
3.00%, 05/15/32 (a)	2,390,000	2,155,876
Textron, Inc.
6.10%, 11/15/33 (a)	1,690,000	1,783,373
5.50%, 05/15/35 (a)	2,380,000	2,421,650
4.95%, 03/15/36 (a)	2,330,000	2,268,255
Timken Co.
4.13%, 04/01/32 (a)	1,740,000	1,646,980
Trane Technologies Financing Ltd.
5.25%, 03/03/33 (a)	3,340,000	3,430,948
5.10%, 06/13/34 (a)	2,455,000	2,488,290
Tyco Electronics Group SA
2.50%, 02/04/32 (a)	2,855,000	2,539,151
5.00%, 05/09/35 (a)	2,110,000	2,106,772
4.88%, 02/09/36 (a)	2,660,000	2,633,134
Veralto Corp.
5.45%, 09/18/33 (a)	3,395,000	3,470,301
Vertiv Holdings Co.
4.85%, 03/15/36 (a)	2,800,000	2,724,400
Vontier Corp.
2.95%, 04/01/31 (a)	2,840,000	2,583,718
Vulcan Materials Co.
5.35%, 12/01/34 (a)	3,560,000	3,621,196
Waste Connections, Inc.
2.20%, 01/15/32 (a)	3,115,000	2,737,867
3.20%, 06/01/32 (a)	2,450,000	2,267,279
4.20%, 01/15/33 (a)	3,655,000	3,539,246
5.00%, 03/01/34 (a)	3,540,000	3,564,037
5.25%, 09/01/35 (a)	2,420,000	2,471,667
Waste Management, Inc.
4.95%, 07/03/31 (a)	3,645,000	3,729,163
4.80%, 03/15/32 (a)	3,525,000	3,581,294
4.15%, 04/15/32 (a)	4,706,000	4,618,610
4.63%, 02/15/33 (a)	2,445,000	2,449,939
4.88%, 02/15/34 (a)	5,935,000	6,007,110
4.95%, 03/15/35 (a)	7,235,000	7,260,684
Westinghouse Air Brake Technologies Corp.
5.61%, 03/11/34 (a)	2,470,000	2,542,346
5.50%, 05/29/35 (a)	3,545,000	3,627,031

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
WW Grainger, Inc.
4.45%, 09/15/34 (a)	2,365,000	2,330,447
		536,935,238
Communications 6.1%
America Movil SAB de CV
4.70%, 07/21/32 (a)	3,540,000	3,502,405
5.00%, 01/20/33 (a)	2,395,000	2,398,305
6.38%, 03/01/35	4,710,000	5,113,317
American Tower Corp.
2.70%, 04/15/31 (a)	3,275,000	2,974,683
2.30%, 09/15/31 (a)	3,340,000	2,941,104
4.05%, 03/15/32 (a)	3,125,000	2,996,250
4.70%, 12/15/32 (a)	4,055,000	3,987,038
5.65%, 03/15/33 (a)	3,830,000	3,964,050
5.55%, 07/15/33 (a)	4,090,000	4,205,502
5.90%, 11/15/33 (a)	3,605,000	3,776,742
5.45%, 02/15/34 (a)	3,060,000	3,116,120
5.40%, 01/31/35 (a)	2,870,000	2,897,495
5.35%, 03/15/35 (a)	3,450,000	3,476,186
AppLovin Corp.
5.38%, 12/01/31 (a)	4,270,000	4,313,682
5.50%, 12/01/34 (a)	4,735,000	4,699,061
AT&T, Inc.
4.40%, 04/30/31 (a)	7,215,000	7,144,582
2.75%, 06/01/31 (a)	14,450,000	13,212,357
2.25%, 02/01/32 (a)	11,920,000	10,421,418
4.55%, 11/01/32 (a)	5,550,000	5,456,427
4.75%, 04/30/33 (a)	6,025,000	5,975,715
2.55%, 12/01/33 (a)	17,980,000	15,227,622
5.40%, 02/15/34 (a)	13,065,000	13,377,253
4.50%, 05/15/35 (a)	11,920,000	11,310,650
5.38%, 08/15/35 (a)	5,965,000	6,044,156
4.90%, 11/01/35 (a)	6,040,000	5,898,483
Bell Telephone Co. of Canada or Bell Canada
2.15%, 02/15/32 (a)	1,965,000	1,688,957
5.10%, 05/11/33 (a)	4,045,000	4,056,407
5.20%, 02/15/34 (a)	3,330,000	3,343,853
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/31 (a)	7,545,000	6,774,278
2.30%, 02/01/32 (a)(c)	4,800,000	4,115,184
4.40%, 04/01/33 (a)	4,730,000	4,419,475
6.65%, 02/01/34 (a)	4,320,000	4,510,080
6.55%, 06/01/34 (a)	7,205,000	7,485,058
6.38%, 10/23/35 (a)	9,595,000	9,772,891
5.85%, 12/01/35 (a)	5,995,000	5,899,500
Comcast Corp.
4.95%, 05/15/32 (a)	3,120,000	3,152,698
5.50%, 11/15/32 (a)	4,835,000	5,031,591
4.25%, 01/15/33	8,190,000	7,923,252
4.65%, 02/15/33 (a)	4,810,000	4,767,335
7.05%, 03/15/33	3,615,000	4,066,297
4.80%, 05/15/33 (a)	4,755,000	4,738,690
5.30%, 06/01/34 (a)	6,245,000	6,344,233
4.20%, 08/15/34 (a)	4,620,000	4,353,426
5.30%, 05/15/35 (a)(c)	4,075,000	4,151,121
5.65%, 06/15/35	3,590,000	3,716,440
4.40%, 08/15/35 (a)	3,850,000	3,637,211
6.50%, 11/15/35	2,980,000	3,261,521
Crown Castle, Inc.
2.10%, 04/01/31 (a)	4,785,000	4,171,228
2.50%, 07/15/31 (a)	3,560,000	3,139,066
5.10%, 05/01/33 (a)	3,570,000	3,525,197
5.80%, 03/01/34 (a)	3,580,000	3,670,037
5.20%, 09/01/34 (a)	3,330,000	3,295,068
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Deutsche Telekom International Finance BV
9.25%, 06/01/32	2,360,000	2,898,741
Electronic Arts, Inc.
1.85%, 02/15/31 (a)	3,440,000	3,169,238
Fox Corp.
6.50%, 10/13/33 (a)	5,870,000	6,301,797
Meta Platforms, Inc.
4.55%, 08/15/31 (a)	4,280,000	4,304,225
3.85%, 08/15/32 (a)	14,260,000	13,607,890
4.60%, 11/15/32 (a)	19,185,000	18,990,464
4.95%, 05/15/33 (a)	8,395,000	8,468,372
4.75%, 08/15/34 (a)	11,995,000	11,870,372
4.88%, 11/15/35 (a)	31,145,000	30,566,326
Netflix, Inc.
4.90%, 08/15/34 (a)	4,735,000	4,775,437
Omnicom Group, Inc.
2.60%, 08/01/31 (a)	3,340,000	2,991,872
5.00%, 06/02/33 (a)	3,290,000	3,213,804
5.30%, 11/01/34 (a)	2,720,000	2,692,610
Rogers Communications, Inc.
3.80%, 03/15/32 (a)	9,050,000	8,457,225
5.30%, 02/15/34 (a)	6,090,000	6,065,335
Sprint Capital Corp.
8.75%, 03/15/32	9,540,000	11,358,419
Take-Two Interactive Software, Inc.
4.00%, 04/14/32 (a)	1,875,000	1,788,919
5.60%, 06/12/34 (a)	1,365,000	1,389,106
TELUS Corp.
3.40%, 05/13/32 (a)	4,210,000	3,842,678
Time Warner Cable Enterprises LLC
8.38%, 07/15/33	4,765,000	5,406,226
T-Mobile USA, Inc.
3.50%, 04/15/31 (a)	11,725,000	11,102,520
2.25%, 11/15/31 (a)	4,870,000	4,282,045
2.70%, 03/15/32 (a)	4,800,000	4,271,904
5.13%, 05/15/32 (a)	6,050,000	6,141,052
4.63%, 01/15/33 (a)	3,895,000	3,827,188
5.20%, 01/15/33 (a)	6,055,000	6,166,775
5.05%, 07/15/33 (a)	12,185,000	12,263,715
6.70%, 12/15/33	2,395,000	2,637,158
5.75%, 01/15/34 (a)	4,670,000	4,878,189
5.15%, 04/15/34 (a)	5,850,000	5,897,092
4.70%, 01/15/35 (a)	4,320,000	4,180,680
5.30%, 05/15/35 (a)	4,665,000	4,711,603
4.95%, 11/15/35 (a)	4,880,000	4,794,990
5.00%, 02/15/36 (a)	5,580,000	5,494,180
TWDC Enterprises 18 Corp.
7.00%, 03/01/32	2,405,000	2,695,428
Verizon Communications, Inc.
2.36%, 03/15/32 (a)	22,295,000	19,466,656
4.75%, 01/15/33 (a)	9,665,000	9,552,306
5.05%, 05/09/33 (a)	4,895,000	4,963,285
4.50%, 08/10/33	10,305,000	10,004,300
6.40%, 09/15/33	1,510,000	1,643,303
4.40%, 11/01/34 (a)	9,150,000	8,709,793
4.78%, 02/15/35 (a)	10,550,000	10,238,458
5.25%, 04/02/35 (a)	10,865,000	10,882,819
5.85%, 09/15/35	2,025,000	2,125,643
4.27%, 01/15/36	6,250,000	5,785,062
5.00%, 01/15/36 (a)	10,775,000	10,553,681
Vodafone Group PLC
6.25%, 11/30/32	2,310,000	2,474,102
Walt Disney Co.
6.55%, 03/15/33	1,640,000	1,825,090
6.20%, 12/15/34	4,740,000	5,229,026

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
6.40%, 12/15/35	4,640,000	5,150,539
4.63%, 03/14/36	4,680,000	4,557,431
WPP LLC
6.50%, 03/30/36 (a)	2,830,000	2,790,578
		624,896,344
Consumer Cyclical 7.2%
Airbnb, Inc.
5.25%, 03/16/36 (a)	3,840,000	3,842,419
Alibaba Group Holding Ltd.
4.50%, 11/28/34 (a)	3,325,000	3,251,784
5.25%, 05/26/35 (a)	5,475,000	5,629,395
Amazon.com, Inc.
2.10%, 05/12/31 (a)	14,455,000	12,955,438
3.60%, 04/13/32 (a)	12,100,000	11,539,407
4.70%, 12/01/32 (a)	10,610,000	10,731,060
4.55%, 03/13/33 (a)	19,140,000	18,962,764
4.35%, 03/20/33 (a)	7,145,000	7,016,962
4.80%, 12/05/34 (a)	5,915,000	5,982,254
4.65%, 11/20/35 (a)	16,595,000	16,257,790
4.88%, 03/13/36 (a)	28,740,000	28,483,927
American Honda Finance Corp.
5.05%, 07/10/31	3,565,000	3,575,374
4.85%, 10/23/31	3,420,000	3,390,178
5.15%, 07/09/32	3,635,000	3,641,070
4.90%, 01/10/34	3,665,000	3,566,411
5.20%, 03/05/35	2,430,000	2,384,340
5.10%, 01/08/36	2,380,000	2,297,485
Aptiv Swiss Holdings Ltd.
3.25%, 03/01/32 (a)	3,525,000	3,312,231
5.15%, 09/13/34 (a)	2,580,000	2,639,985
AutoNation, Inc.
2.40%, 08/01/31 (a)	2,195,000	1,919,681
3.85%, 03/01/32 (a)	3,410,000	3,172,596
5.89%, 03/15/35 (a)	2,335,000	2,384,689
AutoZone, Inc.
4.75%, 08/01/32 (a)	3,450,000	3,424,263
4.75%, 02/01/33 (a)	2,735,000	2,700,785
5.20%, 08/01/33 (a)	1,325,000	1,340,304
6.55%, 11/01/33 (a)	2,485,000	2,707,209
5.40%, 07/15/34 (a)	3,405,000	3,461,353
Block Financial LLC
5.38%, 09/15/32 (a)	1,685,000	1,636,910
BorgWarner, Inc.
5.40%, 08/15/34 (a)	2,425,000	2,457,810
CBRE Services, Inc.
2.50%, 04/01/31 (a)(c)	2,370,000	2,121,126
4.90%, 01/15/33 (a)	3,640,000	3,599,814
5.95%, 08/15/34 (a)	4,770,000	4,970,865
5.50%, 06/15/35 (a)	2,300,000	2,324,357
Choice Hotels International, Inc.
5.85%, 08/01/34 (a)	2,885,000	2,909,176
Costco Wholesale Corp.
1.75%, 04/20/32 (a)(c)	4,810,000	4,160,650
Cummins, Inc.
5.15%, 02/20/34 (a)	3,550,000	3,610,598
5.30%, 05/09/35 (a)	4,795,000	4,892,243
Darden Restaurants, Inc.
6.30%, 10/10/33 (a)	2,430,000	2,602,506
Dick's Sporting Goods, Inc.
3.15%, 01/15/32 (a)	3,645,000	3,317,278
Dollar General Corp.
5.00%, 11/01/32 (a)	3,375,000	3,358,733
5.45%, 07/05/33 (a)	4,815,000	4,875,091
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Dollar Tree, Inc.
2.65%, 12/01/31 (a)	3,875,000	3,450,455
DR Horton, Inc.
5.00%, 10/15/34 (a)	3,355,000	3,313,499
5.50%, 10/15/35 (a)	3,370,000	3,423,785
eBay, Inc.
2.60%, 05/10/31 (a)	3,615,000	3,264,309
6.30%, 11/22/32 (a)	2,020,000	2,178,348
5.13%, 11/06/35 (a)	1,940,000	1,914,683
Expedia Group, Inc.
5.40%, 02/15/35 (a)	4,790,000	4,754,698
Ford Motor Co.
7.45%, 07/16/31	5,150,000	5,563,030
3.25%, 02/12/32 (a)	11,900,000	10,343,123
6.10%, 08/19/32 (a)	8,295,000	8,363,766
Ford Motor Credit Co. LLC
5.42%, 04/09/31 (a)	7,130,000	7,001,303
3.63%, 06/17/31 (a)	4,805,000	4,332,668
6.05%, 11/05/31 (a)	6,030,000	6,056,230
6.53%, 03/19/32 (a)	3,600,000	3,695,544
5.75%, 04/06/33 (a)	4,835,000	4,746,955
7.12%, 11/07/33 (a)	5,985,000	6,291,013
6.13%, 03/08/34 (a)	7,950,000	7,880,437
6.50%, 02/07/35 (a)	5,790,000	5,843,673
5.87%, 10/31/35 (a)	4,815,000	4,631,500
General Motors Co.
5.60%, 10/15/32 (a)	5,940,000	6,083,273
5.00%, 04/01/35	3,565,000	3,419,156
6.25%, 04/15/35 (a)(c)	2,430,000	2,528,780
General Motors Financial Co., Inc.
2.70%, 06/10/31 (a)	4,855,000	4,357,557
5.60%, 06/18/31 (a)	4,840,000	4,955,289
3.10%, 01/12/32 (a)	6,005,000	5,389,908
5.63%, 04/04/32 (a)	3,645,000	3,729,819
6.40%, 01/09/33 (a)	4,790,000	5,077,879
6.10%, 01/07/34 (a)	7,170,000	7,455,868
5.95%, 04/04/34 (a)	5,690,000	5,844,711
5.45%, 09/06/34 (a)	3,660,000	3,633,977
5.90%, 01/07/35 (a)	4,810,000	4,899,081
6.15%, 07/15/35 (a)	3,605,000	3,728,796
5.45%, 01/08/36 (a)(c)	2,880,000	2,838,672
Genuine Parts Co.
2.75%, 02/01/32 (a)	2,400,000	2,078,832
6.88%, 11/01/33 (a)	1,825,000	1,973,701
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/32 (a)	3,817,000	3,409,688
5.25%, 02/15/33 (a)	2,895,000	2,838,750
6.75%, 12/01/33 (a)	1,950,000	2,060,994
5.63%, 09/15/34 (a)	3,855,000	3,796,674
5.63%, 03/01/36 (a)	3,740,000	3,640,254
Home Depot, Inc.
4.85%, 06/25/31 (a)	4,840,000	4,949,965
1.88%, 09/15/31 (a)	4,760,000	4,170,950
3.25%, 04/15/32 (a)	6,050,000	5,653,422
4.50%, 09/15/32 (a)	6,085,000	6,083,114
4.95%, 06/25/34 (a)	8,325,000	8,394,097
4.65%, 09/15/35 (a)	4,735,000	4,624,627
Honda Motor Co. Ltd.
2.97%, 03/10/32 (a)	3,650,000	3,268,685
5.34%, 07/08/35 (a)	4,640,000	4,593,554
Hyatt Hotels Corp.
5.38%, 12/15/31 (a)	2,180,000	2,212,853
5.75%, 03/30/32 (a)	2,420,000	2,487,663
5.50%, 06/30/34 (a)	1,605,000	1,621,949
5.40%, 12/15/35 (a)	1,875,000	1,838,363

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Las Vegas Sands Corp.
6.20%, 08/15/34 (a)	2,440,000	2,508,100
Lear Corp.
2.60%, 01/15/32 (a)	1,670,000	1,478,000
LKQ Corp.
6.25%, 06/15/33 (a)	2,875,000	2,961,883
Lowe's Cos., Inc.
2.63%, 04/01/31 (a)	7,120,000	6,471,938
3.75%, 04/01/32 (a)	7,205,000	6,825,513
4.50%, 10/15/32 (a)	6,260,000	6,157,211
5.00%, 04/15/33 (a)	5,995,000	6,039,783
5.15%, 07/01/33 (a)	4,795,000	4,856,520
4.85%, 10/15/35 (a)	5,800,000	5,650,128
5.50%, 10/15/35	1,680,000	1,720,068
Magna International, Inc.
5.50%, 03/21/33 (a)	2,370,000	2,434,346
5.88%, 06/01/35 (a)	1,935,000	2,005,550
Marriott International, Inc.
2.85%, 04/15/31 (a)	5,180,000	4,745,916
4.50%, 10/15/31 (a)(c)	2,395,000	2,367,649
5.10%, 04/15/32 (a)	2,440,000	2,481,456
3.50%, 10/15/32 (a)	4,730,000	4,352,924
4.50%, 05/01/33 (a)	2,875,000	2,777,653
2.75%, 10/15/33 (a)	3,405,000	2,945,291
5.30%, 05/15/34 (a)	4,790,000	4,839,529
5.35%, 03/15/35 (a)	4,815,000	4,848,175
5.25%, 10/15/35 (a)	2,880,000	2,867,731
McDonald's Corp.
4.60%, 09/09/32 (a)	3,525,000	3,537,901
4.95%, 08/14/33 (a)	2,775,000	2,822,009
5.20%, 05/17/34 (a)	2,335,000	2,389,639
4.95%, 03/03/35 (a)	4,320,000	4,302,158
4.70%, 12/09/35 (a)	3,620,000	3,549,772
5.00%, 02/13/36 (a)	3,535,000	3,524,642
MercadoLibre, Inc.
4.90%, 01/15/33 (a)	3,630,000	3,504,765
Meritage Homes Corp.
5.65%, 03/15/35 (a)	2,400,000	2,400,696
O'Reilly Automotive, Inc.
4.70%, 06/15/32 (a)	4,110,000	4,089,820
5.00%, 08/19/34 (a)	2,325,000	2,303,936
5.10%, 03/12/36 (a)	4,030,000	3,979,665
PACCAR Financial Corp.
5.00%, 03/22/34	1,695,000	1,716,340
PulteGroup, Inc.
7.88%, 06/15/32	1,400,000	1,604,694
6.38%, 05/15/33	1,860,000	1,995,761
6.00%, 02/15/35	1,415,000	1,478,604
4.90%, 03/01/36 (a)	1,850,000	1,788,062
Ralph Lauren Corp.
5.00%, 06/15/32 (a)	2,330,000	2,367,513
Rollins, Inc.
5.25%, 02/24/35 (a)	2,420,000	2,416,709
Ross Stores, Inc.
1.88%, 04/15/31 (a)	2,345,000	2,057,269
Royal Caribbean Cruises Ltd.
4.75%, 05/15/33 (a)	6,010,000	5,805,420
5.38%, 01/15/36 (a)	7,195,000	7,073,620
Sands China Ltd.
3.25%, 08/08/31 (a)(f)	2,895,000	2,615,054
Starbucks Corp.
3.00%, 02/14/32 (a)	4,785,000	4,367,652
4.80%, 02/15/33 (a)	2,380,000	2,377,430
5.00%, 02/15/34 (a)	2,430,000	2,442,587
5.40%, 05/15/35 (a)	2,430,000	2,486,570
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tapestry, Inc.
3.05%, 03/15/32 (a)	2,410,000	2,185,653
5.50%, 03/11/35 (a)	3,630,000	3,643,213
Target Corp.
4.50%, 09/15/32 (a)(c)	4,780,000	4,820,439
6.35%, 11/01/32	1,475,000	1,616,349
4.40%, 01/15/33 (a)	2,010,000	2,000,593
4.50%, 09/15/34 (a)	3,685,000	3,593,022
5.00%, 04/15/35 (a)	4,905,000	4,925,160
5.25%, 02/15/36 (a)	2,475,000	2,509,328
TJX Cos., Inc.
1.60%, 05/15/31 (a)	2,450,000	2,142,819
Toll Brothers Finance Corp.
5.60%, 06/15/35 (a)	2,400,000	2,450,856
Toyota Motor Corp.
5.12%, 07/13/33 (a)(c)	2,435,000	2,491,930
5.05%, 06/30/35 (a)	2,365,000	2,390,731
Toyota Motor Credit Corp.
1.90%, 09/12/31	2,475,000	2,157,235
4.60%, 10/10/31	3,650,000	3,648,138
2.40%, 01/13/32	1,770,000	1,569,353
4.65%, 09/03/32	3,345,000	3,322,488
4.70%, 01/12/33	2,440,000	2,431,436
4.60%, 03/11/33	4,250,000	4,185,782
4.80%, 01/05/34	3,875,000	3,853,765
5.35%, 01/09/35	3,985,000	4,080,839
4.80%, 01/11/36	2,375,000	2,319,045
Tractor Supply Co.
5.25%, 05/15/33 (a)	3,645,000	3,703,028
Uber Technologies, Inc.
4.80%, 09/15/34 (a)	7,245,000	7,088,870
4.80%, 09/15/35 (a)	5,925,000	5,763,010
VICI Properties LP
5.13%, 11/15/31 (a)	3,580,000	3,556,694
5.13%, 05/15/32 (a)	7,180,000	7,086,157
5.75%, 04/01/34 (a)	2,670,000	2,696,540
5.63%, 04/01/35 (a)	4,295,000	4,276,059
Walmart, Inc.
1.80%, 09/22/31 (a)	9,605,000	8,523,957
4.15%, 09/09/32 (a)	6,045,000	6,023,903
4.10%, 04/15/33 (a)(c)	7,250,000	7,162,130
4.90%, 04/28/35 (a)	6,985,000	7,083,419
5.25%, 09/01/35	6,475,000	6,763,202
		740,497,026
Consumer Non-Cyclical 12.7%
Abbott Laboratories
4.30%, 03/15/33 (a)	13,330,000	13,051,270
4.65%, 03/15/36 (a)	17,800,000	17,398,966
AbbVie, Inc.
4.40%, 03/15/33 (a)	5,975,000	5,863,028
5.05%, 03/15/34 (a)	14,330,000	14,549,392
4.55%, 03/15/35 (a)	7,990,000	7,759,648
5.20%, 03/15/35 (a)	4,790,000	4,878,807
4.50%, 05/14/35 (a)	11,905,000	11,528,564
4.75%, 03/15/36 (a)	7,200,000	7,054,632
Adventist Health System
5.43%, 03/01/32 (a)	1,670,000	1,703,133
5.76%, 12/01/34 (a)	2,030,000	2,090,007
Agilent Technologies, Inc.
4.75%, 09/09/34 (a)	2,750,000	2,711,390
Altria Group, Inc.
2.45%, 02/04/32 (a)	8,440,000	7,410,658
6.88%, 11/01/33 (a)	2,295,000	2,545,958

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 02/06/35 (a)	2,435,000	2,494,584
5.25%, 08/06/35 (a)	2,340,000	2,331,974
Amgen, Inc.
2.00%, 01/15/32 (a)	4,770,000	4,129,961
3.35%, 02/22/32 (a)	4,830,000	4,493,639
4.20%, 03/01/33 (a)	3,585,000	3,466,014
5.25%, 03/02/33 (a)	20,375,000	20,927,162
4.85%, 02/19/36 (a)	8,395,000	8,253,544
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/36 (a)	25,595,000	24,944,119
Anheuser-Busch InBev Finance, Inc.
4.70%, 02/01/36 (a)	2,950,000	2,882,888
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/34 (a)	4,820,000	4,883,769
5.88%, 06/15/35	1,350,000	1,442,772
Archer-Daniels-Midland Co.
2.90%, 03/01/32 (a)	3,615,000	3,298,254
5.94%, 10/01/32	1,625,000	1,743,885
4.50%, 08/15/33 (a)	2,455,000	2,425,515
5.38%, 09/15/35	2,015,000	2,082,422
Ascension Health
4.92%, 11/15/35 (a)	3,865,000	3,823,838
Astrazeneca Finance LLC
2.25%, 05/28/31 (a)	3,640,000	3,277,820
4.30%, 03/02/33 (a)	2,870,000	2,813,719
4.88%, 03/03/33 (a)	2,405,000	2,449,204
5.00%, 02/26/34 (a)	7,200,000	7,309,656
4.60%, 03/02/36 (a)	3,520,000	3,451,818
Augusta SpinCo Corp.
4.95%, 03/23/33 (a)	3,580,000	3,567,470
5.25%, 03/23/36 (a)	3,590,000	3,592,190
BAT Capital Corp.
4.74%, 03/16/32 (a)	4,365,000	4,350,726
5.35%, 08/15/32 (a)	4,835,000	4,966,125
7.75%, 10/19/32 (a)	2,930,000	3,364,724
4.63%, 03/22/33 (a)	3,635,000	3,560,519
6.42%, 08/02/33 (a)	5,735,000	6,227,006
6.00%, 02/20/34 (a)	4,165,000	4,404,612
5.63%, 08/15/35 (a)	4,765,000	4,906,663
Baxter International, Inc.
1.73%, 04/01/31 (a)	3,120,000	2,613,218
2.54%, 02/01/32 (a)	7,400,000	6,239,384
5.65%, 12/15/35 (a)	4,820,000	4,711,598
Becton Dickinson & Co.
4.30%, 08/22/32 (a)	2,310,000	2,244,257
5.11%, 02/08/34 (a)	2,685,000	2,702,372
Biogen, Inc.
5.75%, 05/15/35 (a)	3,125,000	3,233,594
Bio-Rad Laboratories, Inc.
3.70%, 03/15/32 (a)	3,860,000	3,586,480
Boston Scientific Corp.
6.25%, 11/15/35 (g)	1,720,000	1,899,620
Bristol-Myers Squibb Co.
2.95%, 03/15/32 (a)	8,160,000	7,478,069
5.90%, 11/15/33 (a)	3,680,000	3,949,928
5.20%, 02/22/34 (a)	12,090,000	12,401,197
Brown-Forman Corp.
4.75%, 04/15/33 (a)	3,125,000	3,101,313
Brunswick Corp.
2.40%, 08/18/31 (a)	2,715,000	2,355,290
4.40%, 09/15/32 (a)	2,105,000	1,986,068
Bunge Ltd. Finance Corp.
3.20%, 04/21/31 (a)	2,895,000	2,705,696
2.75%, 05/14/31 (a)	4,775,000	4,349,739
4.80%, 03/19/33 (a)	2,360,000	2,330,594
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.65%, 09/17/34 (a)	3,850,000	3,727,878
5.15%, 08/04/35 (a)	3,140,000	3,131,208
5.15%, 03/19/36 (a)	3,310,000	3,266,341
Campbell's Co.
5.40%, 03/21/34 (a)	4,645,000	4,508,716
4.75%, 03/23/35 (a)	3,835,000	3,533,416
Cardinal Health, Inc.
5.45%, 02/15/34 (a)	2,490,000	2,546,623
5.35%, 11/15/34 (a)	4,645,000	4,689,824
5.15%, 09/15/35 (a)	1,990,000	1,976,010
Cedars-Sinai Health System
2.29%, 08/15/31 (a)	1,465,000	1,311,746
Cencora, Inc.
4.60%, 02/13/33 (a)	2,425,000	2,384,503
5.13%, 02/15/34 (a)	2,400,000	2,421,288
5.15%, 02/15/35 (a)	3,325,000	3,348,973
4.90%, 02/13/36 (a)	4,800,000	4,706,352
Church & Dwight Co., Inc.
2.30%, 12/15/31 (a)	1,975,000	1,753,326
5.60%, 11/15/32 (a)	2,355,000	2,478,426
Cigna Group
5.13%, 05/15/31 (a)	3,520,000	3,596,278
4.88%, 09/15/32 (a)	6,030,000	6,030,301
5.40%, 03/15/33 (a)	3,840,000	3,951,974
5.25%, 02/15/34 (a)	5,935,000	6,015,479
5.25%, 01/15/36 (a)	7,175,000	7,195,233
Clorox Co.
4.60%, 05/01/32 (a)	2,885,000	2,864,141
Coca-Cola Co.
2.25%, 01/05/32	9,265,000	8,297,363
5.00%, 05/13/34 (a)	4,895,000	5,041,458
4.65%, 08/14/34 (a)	3,745,000	3,772,638
Coca-Cola Consolidated, Inc.
5.45%, 06/01/34 (a)	2,425,000	2,488,341
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32 (a)	3,405,000	2,842,698
5.10%, 05/06/35 (a)	2,440,000	2,421,676
Colgate-Palmolive Co.
3.25%, 08/15/32 (a)	2,360,000	2,215,969
4.60%, 03/01/33 (a)	2,420,000	2,449,572
CommonSpirit Health
5.21%, 12/01/31 (a)	3,650,000	3,724,533
5.32%, 12/01/34 (a)	3,530,000	3,543,379
4.83%, 09/01/35 (a)	1,465,000	1,427,569
4.98%, 09/01/35 (a)	3,080,000	3,010,022
Conagra Brands, Inc.
5.75%, 08/01/35 (a)(c)	2,395,000	2,401,969
Constellation Brands, Inc.
2.25%, 08/01/31 (a)	4,830,000	4,264,552
4.75%, 05/09/32 (a)	3,220,000	3,199,328
4.90%, 05/01/33 (a)	3,665,000	3,619,591
4.95%, 11/01/35 (a)	2,460,000	2,376,655
CVS Health Corp.
5.55%, 06/01/31 (a)	4,795,000	4,946,234
2.13%, 09/15/31 (a)	4,620,000	4,007,804
5.00%, 09/15/32 (a)	3,570,000	3,571,785
5.25%, 02/21/33 (a)	8,460,000	8,562,197
5.30%, 06/01/33 (a)	5,920,000	5,976,536
5.70%, 06/01/34 (a)	6,020,000	6,191,991
4.88%, 07/20/35 (a)	3,185,000	3,066,422
5.45%, 09/15/35 (a)	7,260,000	7,289,403
Diageo Capital PLC
2.13%, 04/29/32 (a)	3,570,000	3,081,303
5.50%, 01/24/33 (a)	3,625,000	3,748,939
5.63%, 10/05/33 (a)	4,340,000	4,523,929

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Diageo Investment Corp.
5.63%, 04/15/35 (a)	3,560,000	3,691,257
7.45%, 04/15/35	1,945,000	2,276,642
Eli Lilly & Co.
4.90%, 02/12/32 (a)	4,815,000	4,926,419
4.55%, 10/15/32 (a)	4,800,000	4,805,568
4.70%, 02/27/33 (a)	4,750,000	4,792,085
4.70%, 02/09/34 (a)	7,105,000	7,100,169
4.60%, 08/14/34 (a)	6,010,000	5,956,030
5.10%, 02/12/35 (a)	6,010,000	6,140,116
4.90%, 10/15/35 (a)	6,010,000	6,016,671
Estee Lauder Cos., Inc.
4.65%, 05/15/33 (a)	3,305,000	3,253,475
5.00%, 02/14/34 (a)	3,125,000	3,114,125
Flowers Foods, Inc.
5.75%, 03/15/35 (a)	2,425,000	2,315,536
GE HealthCare Technologies, Inc.
5.91%, 11/22/32 (a)	8,320,000	8,788,250
5.50%, 06/15/35 (a)	4,085,000	4,166,863
4.95%, 12/15/35 (a)	3,130,000	3,074,067
General Mills, Inc.
2.25%, 10/14/31 (a)	2,455,000	2,154,238
4.95%, 03/29/33 (a)	4,695,000	4,649,693
5.25%, 01/30/35 (a)	3,630,000	3,589,054
Gilead Sciences, Inc.
5.25%, 10/15/33 (a)	4,815,000	4,983,958
5.10%, 06/15/35 (a)	4,820,000	4,878,804
4.60%, 09/01/35 (a)	4,795,000	4,686,537
GlaxoSmithKline Capital, Inc.
5.38%, 04/15/34	2,410,000	2,510,111
4.88%, 04/15/35 (a)	3,570,000	3,558,148
Haleon U.S. Capital LLC
3.63%, 03/24/32 (a)	9,625,000	9,069,156
Hasbro, Inc.
6.05%, 05/14/34 (a)	2,420,000	2,521,567
HCA, Inc.
5.45%, 04/01/31 (a)	8,355,000	8,568,052
2.38%, 07/15/31 (a)	4,145,000	3,666,087
5.50%, 03/01/32 (a)	3,655,000	3,747,727
3.63%, 03/15/32 (a)	9,145,000	8,495,248
4.60%, 11/15/32 (a)	4,875,000	4,746,787
5.50%, 06/01/33 (a)	6,050,000	6,176,324
5.60%, 04/01/34 (a)	6,295,000	6,432,483
5.45%, 09/15/34 (a)	5,905,000	5,961,865
5.75%, 03/01/35 (a)	7,160,000	7,363,487
4.90%, 11/15/35 (a)	4,760,000	4,609,536
Hershey Co.
4.95%, 02/24/32 (a)	2,395,000	2,450,756
4.50%, 05/04/33 (a)	1,925,000	1,921,400
5.10%, 02/24/35 (a)	2,425,000	2,478,544
Icon Investments Six DAC
6.00%, 05/08/34 (a)	2,425,000	2,456,865
J.M. Smucker Co.
2.13%, 03/15/32 (a)	1,765,000	1,513,876
6.20%, 11/15/33 (a)	4,795,000	5,082,268
4.25%, 03/15/35	3,140,000	2,893,196
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.75%, 12/01/31 (a)	2,375,000	2,226,634
3.63%, 01/15/32 (a)	4,495,000	4,164,752
3.00%, 05/15/32 (a)	4,790,000	4,256,681
5.75%, 04/01/33 (a)	7,975,000	8,235,065
6.75%, 03/15/34 (a)	7,200,000	7,911,936
5.95%, 04/20/35 (a)	4,795,000	4,976,778
5.50%, 01/15/36 (a)	5,990,000	5,995,331
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Johnson & Johnson
4.90%, 06/01/31 (a)	5,565,000	5,752,374
4.85%, 03/01/32 (a)	5,930,000	6,101,614
4.95%, 05/15/33	2,405,000	2,505,794
4.38%, 12/05/33 (a)	4,110,000	4,119,741
4.95%, 06/01/34 (a)	4,130,000	4,279,382
5.00%, 03/01/35 (a)	5,915,000	6,092,450
3.55%, 03/01/36 (a)	4,370,000	3,990,422
Kellanova
7.45%, 04/01/31	2,780,000	3,136,174
5.25%, 03/01/33 (a)	1,925,000	1,966,368
Kenvue, Inc.
4.85%, 05/22/32 (a)	3,605,000	3,642,312
4.90%, 03/22/33 (a)	5,945,000	5,992,025
Keurig Dr. Pepper, Inc.
4.05%, 04/15/32 (a)	4,085,000	3,868,822
5.30%, 03/15/34 (a)	3,105,000	3,079,725
5.15%, 05/15/35 (a)	2,410,000	2,352,136
Kimberly-Clark Corp.
2.00%, 11/02/31 (a)	2,875,000	2,554,208
4.50%, 02/16/33 (a)	1,720,000	1,718,624
Kraft Heinz Foods Co.
5.20%, 03/15/32 (a)	2,330,000	2,356,143
6.75%, 03/15/32	1,330,000	1,435,935
5.40%, 03/15/35 (a)	2,270,000	2,269,932
5.00%, 07/15/35 (a)	3,085,000	2,998,435
Kroger Co.
7.50%, 04/01/31	2,045,000	2,307,292
5.00%, 09/15/34 (a)	10,560,000	10,442,995
Laboratory Corp. of America Holdings
2.70%, 06/01/31 (a)	2,450,000	2,231,240
4.55%, 04/01/32 (a)	2,335,000	2,305,369
4.80%, 10/01/34 (a)	4,130,000	4,027,824
Maple Parent Holdings Corp.
5.70%, 03/26/36 (a)(e)	3,340,000	3,316,152
McCormick & Co., Inc.
4.95%, 04/15/33 (a)	2,250,000	2,226,060
4.70%, 10/15/34 (a)	2,515,000	2,402,479
McKesson Corp.
4.95%, 05/30/32 (a)	3,135,000	3,187,135
5.10%, 07/15/33 (a)	2,830,000	2,887,364
5.25%, 05/30/35 (a)	3,390,000	3,457,970
Medtronic Global Holdings SCA
4.50%, 03/30/33 (a)	4,725,000	4,672,741
Medtronic, Inc.
4.38%, 03/15/35	9,335,000	9,032,546
Merck & Co., Inc.
2.15%, 12/10/31 (a)	9,630,000	8,524,765
4.55%, 09/15/32 (a)	4,805,000	4,824,700
4.45%, 12/04/32 (a)	4,855,000	4,822,714
4.50%, 05/17/33 (a)	7,230,000	7,207,081
6.50%, 12/01/33 (g)	3,145,000	3,500,071
4.95%, 09/15/35 (a)	8,175,000	8,191,759
4.75%, 12/04/35 (a)	7,230,000	7,099,498
Mondelez International, Inc.
3.00%, 03/17/32 (a)	3,485,000	3,153,646
1.88%, 10/15/32 (a)	3,130,000	2,660,688
4.75%, 08/28/34 (a)	2,195,000	2,147,434
5.13%, 05/06/35 (a)	2,035,000	2,039,294
Novartis Capital Corp.
4.00%, 09/18/31 (a)	4,090,000	4,033,517
4.30%, 11/05/32 (a)	4,455,000	4,395,481
4.60%, 03/18/33 (a)	9,530,000	9,493,214
4.20%, 09/18/34 (a)	5,270,000	5,102,730

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
4.60%, 11/05/35 (a)	4,455,000	4,371,201
4.90%, 03/18/36 (a)	10,730,000	10,707,467
Ochsner LSU Health System of North Louisiana
2.51%, 05/15/31 (a)	1,495,000	1,279,750
OhioHealth Corp.
2.30%, 11/15/31 (a)	1,485,000	1,325,778
Orlando Health Obligated Group
5.48%, 10/01/35 (a)	1,955,000	2,006,925
PeaceHealth Obligated Group
4.86%, 11/15/32 (a)	1,905,000	1,904,200
Pepsico Singapore Financing I Pte. Ltd.
4.70%, 02/16/34 (a)	2,185,000	2,175,255
PepsiCo, Inc.
1.95%, 10/21/31 (a)	6,015,000	5,310,283
3.90%, 07/18/32 (a)	5,925,000	5,755,723
4.65%, 07/23/32 (a)	4,095,000	4,123,952
4.45%, 02/15/33 (a)	4,735,000	4,759,764
4.80%, 07/17/34 (a)	3,105,000	3,128,691
5.00%, 02/07/35 (a)	6,020,000	6,095,611
5.00%, 07/23/35 (a)(c)	5,930,000	5,996,535
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 05/19/33 (a)	23,980,000	23,903,024
Pfizer, Inc.
1.75%, 08/18/31 (a)	4,790,000	4,186,700
4.50%, 11/15/32 (a)	6,025,000	5,978,186
4.88%, 11/15/35 (a)	6,005,000	5,956,720
Philip Morris International, Inc.
4.75%, 11/01/31 (a)	3,650,000	3,668,141
4.25%, 10/29/32 (a)	3,980,000	3,865,296
5.75%, 11/17/32 (a)	7,185,000	7,564,368
5.38%, 02/15/33 (a)	10,825,000	11,134,378
5.63%, 09/07/33 (a)	4,720,000	4,929,426
5.25%, 02/13/34 (a)	8,260,000	8,426,439
4.90%, 11/01/34 (a)	3,620,000	3,602,153
4.88%, 04/30/35 (a)	2,900,000	2,860,560
4.63%, 10/29/35 (a)	4,095,000	3,944,509
Piedmont Healthcare, Inc.
2.04%, 01/01/32 (a)	1,465,000	1,275,942
Pilgrim's Pride Corp.
4.25%, 04/15/31 (a)	4,700,000	4,502,506
3.50%, 03/01/32 (a)	4,205,000	3,820,074
6.25%, 07/01/33 (a)	4,715,000	4,928,684
6.88%, 05/15/34 (a)	2,395,000	2,589,546
Procter & Gamble Co.
1.95%, 04/23/31	4,830,000	4,340,431
2.30%, 02/01/32	4,105,000	3,717,611
4.10%, 11/03/32	3,490,000	3,437,406
4.05%, 01/26/33	4,130,000	4,076,145
4.55%, 01/29/34	3,590,000	3,600,375
5.80%, 08/15/34	1,895,000	2,051,546
4.55%, 10/24/34	2,355,000	2,359,898
4.60%, 05/01/35	2,555,000	2,546,671
4.35%, 11/03/35	2,315,000	2,246,893
Providence St. Joseph Health Obligated Group
5.37%, 10/01/32 (a)	1,885,000	1,922,116
5.40%, 10/01/33 (a)	2,830,000	2,888,751
Quest Diagnostics, Inc.
2.80%, 06/30/31 (a)	2,635,000	2,407,995
6.40%, 11/30/33 (a)	3,640,000	3,964,506
5.00%, 12/15/34 (a)	4,085,000	4,061,389
Revvity, Inc.
2.25%, 09/15/31 (a)	2,495,000	2,183,574
Reynolds American, Inc.
5.70%, 08/15/35 (a)	3,605,000	3,710,302
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Royalty Pharma PLC
2.15%, 09/02/31 (a)	2,885,000	2,514,104
5.40%, 09/02/34 (a)	2,420,000	2,441,998
5.20%, 09/25/35 (a)	4,315,000	4,260,804
Sanofi SA
4.20%, 11/03/32 (a)	5,770,000	5,668,044
Smith & Nephew PLC
5.40%, 03/20/34 (a)	3,125,000	3,172,219
Solventum Corp.
5.60%, 03/23/34 (a)	7,875,000	8,058,960
Stryker Corp.
4.63%, 09/11/34 (a)	3,605,000	3,522,734
5.20%, 02/10/35 (a)	4,695,000	4,759,744
Sutter Health
5.21%, 08/15/32 (a)	2,340,000	2,401,636
5.16%, 08/15/33 (a)	1,835,000	1,862,397
5.54%, 08/15/35 (a)	3,750,000	3,870,563
Sysco Corp.
4.40%, 07/25/31 (a)	2,915,000	2,826,355
2.45%, 12/14/31 (a)	2,180,000	1,906,759
6.00%, 01/17/34 (a)	2,410,000	2,516,161
5.40%, 03/23/35 (a)	2,600,000	2,584,036
5.38%, 09/21/35	1,880,000	1,878,778
4.95%, 03/25/36 (a)	3,040,000	2,900,859
Takeda Pharmaceutical Co. Ltd.
5.30%, 07/05/34 (a)	5,285,000	5,348,526
Takeda U.S. Financing, Inc.
5.20%, 07/07/35 (a)	7,935,000	7,941,903
Thermo Fisher Scientific, Inc.
2.00%, 10/15/31 (a)	5,762,000	5,100,983
4.47%, 10/07/32 (a)	3,660,000	3,623,510
4.95%, 11/21/32 (a)	2,899,000	2,951,617
4.55%, 06/15/33 (a)	3,620,000	3,577,827
5.09%, 08/10/33 (a)	4,789,000	4,885,642
5.20%, 01/31/34 (a)	2,405,000	2,468,781
4.79%, 10/07/35 (a)	3,535,000	3,493,358
4.90%, 02/12/36 (a)	6,165,000	6,115,002
Tyson Foods, Inc.
5.70%, 03/15/34 (a)	4,330,000	4,487,395
4.88%, 08/15/34 (a)	2,405,000	2,367,698
4.95%, 02/20/36 (a)	2,410,000	2,355,896
Unilever Capital Corp.
1.75%, 08/12/31 (a)	4,095,000	3,588,408
5.90%, 11/15/32	4,815,000	5,214,741
5.00%, 12/08/33 (a)	3,770,000	3,855,428
4.63%, 08/12/34 (a)	4,800,000	4,751,376
Universal Health Services, Inc.
2.65%, 01/15/32 (a)	2,425,000	2,112,733
5.05%, 10/15/34 (a)	2,385,000	2,283,661
UPMC
5.04%, 05/15/33 (a)	2,435,000	2,472,645
Wyeth LLC
6.50%, 02/01/34	3,610,000	3,994,970
6.00%, 02/15/36	2,430,000	2,597,937
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/31 (a)	3,570,000	3,188,795
5.20%, 09/15/34 (a)	3,380,000	3,380,845
5.50%, 02/19/35 (a)	2,910,000	2,971,779
Zoetis, Inc.
5.60%, 11/16/32 (a)	3,605,000	3,778,040
5.00%, 08/17/35 (a)	4,845,000	4,810,552
		1,311,518,541

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Energy 6.7%
Antero Resources Corp.
5.40%, 02/01/36 (a)	3,585,000	3,531,404
APA Corp.
6.10%, 02/15/35 (a)	1,710,000	1,757,743
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.35%, 06/15/31 (a)	5,920,000	5,846,000
4.65%, 06/15/33 (a)	3,540,000	3,486,475
Boardwalk Pipelines LP
3.60%, 09/01/32 (a)	2,355,000	2,173,335
5.63%, 08/01/34 (a)	2,915,000	2,992,714
5.38%, 02/15/36 (a)	2,670,000	2,630,404
BP Capital Markets America, Inc.
2.72%, 01/12/32 (a)	9,600,000	8,685,696
4.81%, 02/13/33 (a)	10,725,000	10,761,143
4.89%, 09/11/33 (a)	7,210,000	7,258,740
4.99%, 04/10/34 (a)	4,702,000	4,739,334
5.23%, 11/17/34 (a)	9,330,000	9,523,877
Burlington Resources LLC
7.20%, 08/15/31	2,115,000	2,375,335
Canadian Natural Resources Ltd.
7.20%, 01/15/32	1,885,000	2,094,480
6.45%, 06/30/33	1,670,000	1,797,839
5.40%, 12/15/34 (a)	3,665,000	3,708,357
5.85%, 02/01/35	1,640,000	1,711,258
Cenovus Energy, Inc.
2.65%, 01/15/32 (a)	2,365,000	2,105,418
5.40%, 03/20/36 (a)	2,430,000	2,419,454
Cheniere Energy Partners LP
3.25%, 01/31/32 (a)	5,810,000	5,296,628
5.95%, 06/30/33 (a)	6,660,000	6,992,134
5.75%, 08/15/34 (a)	5,675,000	5,854,557
5.55%, 10/30/35 (a)	4,750,000	4,831,320
Cheniere Energy, Inc.
5.65%, 04/15/34 (a)	6,920,000	7,132,098
Chevron USA, Inc.
4.82%, 04/15/32 (a)	3,135,000	3,200,772
4.50%, 10/15/32 (a)	5,960,000	5,981,337
4.98%, 04/15/35 (a)	3,620,000	3,671,368
4.85%, 10/15/35 (a)	4,310,000	4,328,102
ConocoPhillips
5.90%, 10/15/32	2,450,000	2,635,073
ConocoPhillips Co.
4.85%, 01/15/32 (a)	3,125,000	3,176,063
5.05%, 09/15/33 (a)	4,735,000	4,823,781
5.00%, 01/15/35 (a)	5,900,000	5,927,435
Coterra Energy, Inc.
5.60%, 03/15/34 (a)	2,435,000	2,495,193
5.40%, 02/15/35 (a)	3,585,000	3,599,268
DCP Midstream Operating LP
3.25%, 02/15/32 (a)	1,915,000	1,745,848
Devon Energy Corp.
7.88%, 09/30/31	3,275,000	3,769,983
7.95%, 04/15/32	1,685,000	1,941,086
5.20%, 09/15/34 (a)	5,950,000	5,963,982
Diamondback Energy, Inc.
6.25%, 03/15/33 (a)	5,350,000	5,716,261
5.40%, 04/18/34 (a)	6,230,000	6,332,047
5.55%, 04/01/35 (a)	5,705,000	5,828,970
Eastern Energy Gas Holdings LLC
5.80%, 01/15/35 (a)	3,405,000	3,534,833
Enbridge, Inc.
5.70%, 03/08/33 (a)	10,955,000	11,360,006
2.50%, 08/01/33 (a)	4,830,000	4,110,378
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.63%, 04/05/34 (a)	5,720,000	5,908,474
5.55%, 06/20/35 (a)	4,345,000	4,444,892
5.20%, 11/20/35 (a)	2,425,000	2,416,440
5.45%, 03/27/36 (a)	4,700,000	4,748,974
7.20%, 06/27/54 (a)(b)	3,335,000	3,510,388
Energy Transfer LP
5.75%, 02/15/33 (a)	7,185,000	7,478,579
6.55%, 12/01/33 (a)	7,265,000	7,848,016
5.55%, 05/15/34 (a)	6,050,000	6,161,562
5.60%, 09/01/34 (a)	5,710,000	5,829,510
4.90%, 03/15/35 (a)	2,475,000	2,401,121
5.70%, 04/01/35 (a)	6,050,000	6,213,410
5.35%, 01/15/36 (a)	4,830,000	4,803,290
Enterprise Products Operating LLC
5.35%, 01/31/33 (a)	4,805,000	4,960,826
6.88%, 03/01/33	2,420,000	2,718,483
4.85%, 01/31/34 (a)	4,705,000	4,701,754
6.65%, 10/15/34	1,725,000	1,915,078
4.95%, 02/15/35 (a)	5,190,000	5,185,848
5.20%, 01/15/36 (a)	7,195,000	7,235,724
EOG Resources, Inc.
5.00%, 07/15/32 (a)	5,995,000	6,075,453
3.90%, 04/01/35 (a)	2,410,000	2,217,923
5.35%, 01/15/36 (a)	5,950,000	6,042,939
EQT Corp.
5.75%, 02/01/34 (a)	3,600,000	3,714,948
Expand Energy Corp.
4.75%, 02/01/32 (a)	5,535,000	5,395,186
5.70%, 01/15/35 (a)	3,625,000	3,683,072
Halliburton Co.
4.85%, 11/15/35 (a)	4,815,000	4,684,851
Helmerich & Payne, Inc.
2.90%, 09/29/31 (a)	2,710,000	2,423,092
5.50%, 12/01/34 (a)	2,570,000	2,538,004
Hess Corp.
7.30%, 08/15/31	3,015,000	3,409,151
7.13%, 03/15/33	2,610,000	2,977,279
HF Sinclair Corp.
5.50%, 09/01/32 (a)	2,380,000	2,389,449
6.25%, 01/15/35 (a)	3,630,000	3,750,552
Kinder Morgan Energy Partners LP
7.75%, 03/15/32	1,535,000	1,750,483
7.30%, 08/15/33	2,285,000	2,587,717
5.80%, 03/15/35	2,450,000	2,546,530
Kinder Morgan, Inc.
7.80%, 08/01/31	2,580,000	2,945,767
7.75%, 01/15/32	4,650,000	5,335,689
4.80%, 02/01/33 (a)	3,669,000	3,644,418
5.20%, 06/01/33 (a)	7,165,000	7,292,752
5.40%, 02/01/34 (a)	4,750,000	4,864,950
5.30%, 12/01/34 (a)	3,670,000	3,705,489
5.85%, 06/01/35 (a)	3,550,000	3,722,388
Marathon Petroleum Corp.
5.70%, 03/01/35 (a)	4,300,000	4,416,874
MPLX LP
4.95%, 09/01/32 (a)	4,735,000	4,726,335
5.00%, 01/15/33 (a)	3,595,000	3,574,940
5.00%, 03/01/33 (a)	5,290,000	5,262,069
5.50%, 06/01/34 (a)	7,940,000	8,036,312
5.40%, 04/01/35 (a)	4,745,000	4,741,062
5.40%, 09/15/35 (a)	7,210,000	7,181,304
National Fuel Gas Co.
5.95%, 03/15/35 (a)	2,385,000	2,472,601

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Occidental Petroleum Corp.
7.50%, 05/01/31	4,165,000	4,640,601
7.88%, 09/15/31	2,325,000	2,644,432
5.38%, 01/01/32 (a)	4,725,000	4,814,633
5.55%, 10/01/34 (a)	5,765,000	5,860,065
ONEOK, Inc.
4.75%, 10/15/31 (a)	6,035,000	5,977,728
4.95%, 10/15/32 (a)	3,630,000	3,601,976
6.10%, 11/15/32 (a)	3,630,000	3,830,122
6.05%, 09/01/33 (a)	7,190,000	7,537,636
5.65%, 09/01/34 (a)	2,310,000	2,353,151
5.05%, 11/01/34 (a)	7,570,000	7,381,128
6.00%, 06/15/35	1,925,000	2,000,518
5.40%, 10/15/35 (a)	4,835,000	4,810,148
Ovintiv, Inc.
7.20%, 11/01/31	1,685,000	1,855,556
7.38%, 11/01/31	2,405,000	2,664,259
6.25%, 07/15/33 (a)	2,905,000	3,067,738
6.50%, 08/15/34	2,885,000	3,082,190
Patterson-UTI Energy, Inc.
7.15%, 10/01/33 (a)	1,920,000	2,064,979
Phillips 66
4.65%, 11/15/34 (a)	4,785,000	4,635,038
Phillips 66 Co.
5.25%, 06/15/31 (a)	5,695,000	5,843,298
5.30%, 06/30/33 (a)	4,335,000	4,415,197
4.95%, 03/15/35 (a)	2,865,000	2,827,239
6.20%, 03/15/56 (a)(b)	4,755,000	4,737,074
Plains All American Pipeline LP
5.95%, 06/15/35 (a)	4,815,000	4,972,354
Plains All American Pipeline LP/PAA Finance Corp.
5.70%, 09/15/34 (a)	3,135,000	3,208,077
5.60%, 01/15/36 (a)	4,820,000	4,837,159
Shell Finance U.S., Inc.
4.13%, 05/11/35	5,760,000	5,469,235
4.75%, 01/06/36 (a)	4,855,000	4,772,416
Shell International Finance BV
4.13%, 05/11/35 (c)	1,370,000	1,347,518
South Bow USA Infrastructure Holdings LLC
5.58%, 10/01/34 (a)	5,995,000	5,964,306
Suncor Energy, Inc.
7.15%, 02/01/32	2,415,000	2,677,897
5.95%, 12/01/34	2,380,000	2,492,764
Targa Resources Corp.
4.35%, 04/15/31 (a)	3,520,000	3,447,101
4.20%, 02/01/33 (a)	3,635,000	3,448,961
6.13%, 03/15/33 (a)	4,230,000	4,478,555
6.50%, 03/30/34 (a)	4,810,000	5,204,757
5.50%, 02/15/35 (a)	4,810,000	4,859,495
5.55%, 08/15/35 (a)	4,750,000	4,795,885
5.65%, 02/15/36 (a)	3,550,000	3,603,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32 (a)	4,830,000	4,582,076
Texas Eastern Transmission LP
7.00%, 07/15/32	2,180,000	2,423,964
TotalEnergies Capital SA
5.15%, 04/05/34 (a)	6,005,000	6,148,820
4.72%, 09/10/34 (a)	3,585,000	3,569,513
TotalEnergies Capital USA LLC
4.57%, 01/13/33 (a)	5,995,000	5,937,388
4.86%, 01/13/36 (a)	3,590,000	3,535,755
TransCanada PipeLines Ltd.
4.63%, 03/01/34 (a)	6,015,000	5,820,776
5.60%, 03/31/34	1,675,000	1,723,743
5.85%, 03/15/36	2,400,000	2,501,664
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/36 (a)(e)	4,905,000	4,869,046
Valero Energy Corp.
2.80%, 12/01/31 (a)	2,185,000	1,973,667
7.50%, 04/15/32	3,490,000	3,955,461
5.15%, 03/10/36 (a)	4,070,000	4,017,660
Viper Energy Partners LLC
5.70%, 08/01/35 (a)	5,305,000	5,356,830
Western Midstream Operating LP
6.15%, 04/01/33 (a)	3,670,000	3,835,077
5.45%, 11/15/34 (a)	3,660,000	3,630,391
5.50%, 12/15/35 (a)	2,910,000	2,864,720
Williams Cos., Inc.
8.75%, 03/15/32	2,130,000	2,533,529
4.65%, 08/15/32 (a)	4,940,000	4,889,316
5.65%, 03/15/33 (a)	5,545,000	5,740,738
5.15%, 03/15/34 (a)	6,300,000	6,317,262
5.60%, 03/15/35 (a)	4,875,000	4,988,295
5.30%, 09/30/35 (a)	3,675,000	3,675,478
5.15%, 03/15/36 (a)	5,950,000	5,866,997
Woodside Finance Ltd.
5.70%, 05/19/32 (a)	2,280,000	2,366,777
5.10%, 09/12/34 (a)	5,985,000	5,896,781
6.00%, 05/19/35 (a)	5,990,000	6,240,622
		687,926,259
Industrial Other 0.4%
Booz Allen Hamilton, Inc.
5.95%, 08/04/33 (a)	3,125,000	3,192,125
5.95%, 04/15/35 (a)	3,110,000	3,135,968
Cintas Corp. No. 2
4.00%, 05/01/32 (a)	3,770,000	3,657,956
Cornell University
4.84%, 06/15/34 (a)	2,305,000	2,336,509
4.73%, 06/15/35 (a)	2,455,000	2,432,930
Jacobs Engineering Group, Inc.
5.90%, 03/01/33 (a)	2,499,000	2,588,489
Jacobs Solutions, Inc.
5.38%, 03/03/36 (a)	2,330,000	2,270,096
Johns Hopkins University
4.71%, 07/01/32 (a)	1,404,000	1,419,879
Leland Stanford Junior University
4.68%, 03/01/35 (a)	1,610,000	1,603,576
Northwestern University
4.94%, 12/01/35 (a)	2,440,000	2,456,275
President & Fellows of Harvard College
4.61%, 02/15/35 (a)(c)	3,510,000	3,474,830
5.26%, 03/15/36 (a)	1,450,000	1,504,694
Quanta Services, Inc.
2.35%, 01/15/32 (a)	2,360,000	2,058,935
5.25%, 08/09/34 (a)	3,190,000	3,212,681
5.10%, 08/09/35 (a)	2,460,000	2,428,512
Trustees of Columbia University in the City of New York
4.36%, 10/01/35 (a)	1,580,000	1,530,704
Yale University
4.70%, 04/15/32 (a)	1,875,000	1,907,381
		41,211,540
Technology 10.4%
Accenture Capital, Inc.
4.25%, 10/04/31 (a)	5,720,000	5,655,993
4.50%, 10/04/34 (a)	7,285,000	7,056,324

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Adobe, Inc.
4.95%, 04/04/34 (a)	3,670,000	3,678,735
5.30%, 01/17/35 (a)	2,350,000	2,405,296
Advanced Micro Devices, Inc.
3.92%, 06/01/32 (a)	2,445,000	2,386,760
Alphabet, Inc.
4.38%, 11/15/32 (a)	5,970,000	5,940,210
4.40%, 02/15/33 (a)	14,300,000	14,127,399
4.50%, 05/15/35 (a)	6,040,000	5,947,528
4.70%, 11/15/35 (a)	16,795,000	16,607,736
4.80%, 02/15/36 (a)	20,325,000	20,240,448
Analog Devices, Inc.
2.10%, 10/01/31 (a)	5,015,000	4,426,440
5.05%, 04/01/34 (a)	2,890,000	2,949,274
Apple, Inc.
1.70%, 08/05/31 (a)	4,755,000	4,196,002
4.50%, 05/12/32 (a)	4,845,000	4,916,561
3.35%, 08/08/32 (a)	7,140,000	6,804,920
4.30%, 05/10/33 (a)	4,720,000	4,736,048
4.75%, 05/12/35 (a)	4,790,000	4,869,466
4.50%, 02/23/36 (a)	6,020,000	5,997,124
Applied Materials, Inc.
5.10%, 10/01/35 (a)	2,440,000	2,477,893
4.60%, 01/15/36 (a)	2,100,000	2,040,864
Arrow Electronics, Inc.
2.95%, 02/15/32 (a)	2,430,000	2,147,488
5.88%, 04/10/34 (a)	2,380,000	2,441,832
Atlassian Corp.
5.50%, 05/15/34 (a)	2,445,000	2,395,171
Autodesk, Inc.
2.40%, 12/15/31 (a)	4,730,000	4,157,102
5.30%, 06/15/35 (a)	2,435,000	2,439,334
Automatic Data Processing, Inc.
4.75%, 05/08/32 (a)	4,805,000	4,859,393
4.45%, 09/09/34 (a)	4,675,000	4,587,858
Avnet, Inc.
3.00%, 05/15/31 (a)	1,470,000	1,319,590
5.50%, 06/01/32 (a)	1,355,000	1,373,320
Baidu, Inc.
2.38%, 08/23/31 (a)(c)	3,355,000	3,027,049
Broadcom, Inc.
5.15%, 11/15/31 (a)	7,220,000	7,412,485
4.55%, 02/15/32 (a)	4,250,000	4,217,275
4.15%, 04/15/32 (a)(e)	5,805,000	5,623,420
5.20%, 04/15/32 (a)	5,315,000	5,446,546
4.90%, 07/15/32 (a)	8,295,000	8,372,309
4.30%, 11/15/32 (a)	9,495,000	9,255,061
4.60%, 01/15/33 (a)	5,885,000	5,803,316
2.60%, 02/15/33 (a)	8,360,000	7,306,556
3.42%, 04/15/33 (a)	10,800,000	9,888,696
3.47%, 04/15/34 (a)	15,560,000	14,028,740
4.80%, 10/15/34 (a)	8,395,000	8,275,875
5.20%, 07/15/35 (a)	11,900,000	12,003,530
3.14%, 11/15/35 (a)(e)	15,505,000	13,190,879
4.95%, 01/15/36 (a)	6,045,000	5,978,686
4.80%, 02/15/36 (a)	10,800,000	10,536,588
Broadridge Financial Solutions, Inc.
2.60%, 05/01/31 (a)	4,850,000	4,319,410
Cadence Design Systems, Inc.
4.70%, 09/10/34 (a)	4,865,000	4,783,365
CDW LLC/CDW Finance Corp.
3.57%, 12/01/31 (a)	4,870,000	4,450,060
5.55%, 08/22/34 (a)	2,870,000	2,822,415
CGI, Inc.
2.30%, 09/14/31 (a)	1,975,000	1,727,849
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Cisco Systems, Inc.
4.95%, 02/24/32 (a)	4,815,000	4,912,985
5.05%, 02/26/34 (a)	11,905,000	12,088,456
5.10%, 02/24/35 (a)	5,940,000	6,027,674
Concentrix Corp.
6.85%, 08/02/33 (a)(c)	2,595,000	2,427,363
Dell International LLC/EMC Corp.
5.30%, 04/01/32 (a)	4,865,000	4,944,397
4.75%, 10/06/32 (a)	5,905,000	5,826,582
5.75%, 02/01/33 (a)	4,765,000	4,954,981
5.40%, 04/15/34 (a)	4,815,000	4,860,020
4.85%, 02/01/35 (a)	3,865,000	3,739,426
5.50%, 04/01/35 (a)	4,845,000	4,907,500
5.10%, 02/15/36 (a)	5,880,000	5,753,521
Equifax, Inc.
2.35%, 09/15/31 (a)	4,850,000	4,257,379
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/33 (a)	3,855,000	3,752,110
5.50%, 06/15/34 (a)	3,635,000	3,692,651
Equinix, Inc.
2.50%, 05/15/31 (a)	4,735,000	4,234,605
3.90%, 04/15/32 (a)	5,730,000	5,421,153
FactSet Research Systems, Inc.
3.45%, 03/01/32 (a)	2,445,000	2,210,818
Fidelity National Information Services, Inc.
5.10%, 07/15/32 (a)	3,540,000	3,529,699
Fiserv, Inc.
5.60%, 03/02/33 (a)	4,355,000	4,406,563
5.63%, 08/21/33 (a)	6,255,000	6,324,118
5.45%, 03/15/34 (a)	3,610,000	3,592,708
5.15%, 08/12/34 (a)	4,250,000	4,132,403
5.25%, 08/11/35 (a)(c)	4,735,000	4,605,734
Flex Ltd.
5.25%, 01/15/32 (a)	3,065,000	3,077,689
5.38%, 11/13/35 (a)	2,925,000	2,880,979
Gartner, Inc.
5.60%, 11/20/35 (a)	2,160,000	2,049,581
Global Payments, Inc.
2.90%, 11/15/31 (a)	3,655,000	3,206,056
5.40%, 08/15/32 (a)	3,650,000	3,619,632
5.20%, 11/15/32 (a)	4,775,000	4,640,297
5.40%, 03/15/33 (a)	2,350,000	2,296,843
5.55%, 11/15/35 (a)	8,375,000	8,057,252
Hewlett Packard Enterprise Co.
4.85%, 10/15/31 (a)	6,075,000	6,034,237
5.25%, 04/01/33 (a)	2,860,000	2,844,470
5.00%, 10/15/34 (a)	9,665,000	9,354,753
6.20%, 10/15/35 (a)	3,500,000	3,714,620
HP, Inc.
2.65%, 06/17/31 (a)	4,690,000	4,174,944
4.20%, 04/15/32 (a)	3,450,000	3,284,262
5.50%, 01/15/33 (a)(c)	5,305,000	5,375,928
6.10%, 04/25/35 (a)(c)	2,450,000	2,550,254
IBM International Capital Pte. Ltd.
4.90%, 02/05/34 (a)	4,855,000	4,796,109
Intel Corp.
2.00%, 08/12/31 (a)	5,895,000	5,107,959
4.15%, 08/05/32 (a)	5,925,000	5,648,776
4.00%, 12/15/32	3,640,000	3,426,805
5.20%, 02/10/33 (a)	10,745,000	10,839,449
5.15%, 02/21/34 (a)(c)	4,355,000	4,349,034
International Business Machines Corp.
2.72%, 02/09/32 (a)	2,370,000	2,124,610
5.00%, 02/10/32 (a)	4,110,000	4,149,579
4.40%, 07/27/32 (a)	3,565,000	3,492,559

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.88%, 11/29/32	2,910,000	3,092,777
4.60%, 02/03/33 (a)	2,430,000	2,386,649
4.75%, 02/06/33 (a)	3,525,000	3,508,785
5.20%, 02/10/35 (a)	4,325,000	4,350,258
4.95%, 02/03/36 (a)	4,740,000	4,625,197
Intuit, Inc.
5.20%, 09/15/33 (a)	5,860,000	5,966,652
Jabil, Inc.
4.75%, 02/01/33 (a)	2,460,000	2,394,712
Keysight Technologies, Inc.
4.95%, 10/15/34 (a)	2,935,000	2,907,499
KLA Corp.
4.65%, 07/15/32 (a)	4,820,000	4,844,052
4.70%, 02/01/34 (a)	2,425,000	2,408,316
Kyndryl Holdings, Inc.
3.15%, 10/15/31 (a)	3,155,000	2,634,267
6.35%, 02/20/34 (a)	2,415,000	2,243,607
Leidos, Inc.
5.40%, 03/15/32 (a)	2,485,000	2,534,054
5.75%, 03/15/33 (a)	3,685,000	3,828,236
5.50%, 03/15/35 (a)	2,260,000	2,300,251
5.00%, 03/15/36 (a)	3,800,000	3,675,360
Marvell Technology, Inc.
2.95%, 04/15/31 (a)	3,515,000	3,227,649
5.95%, 09/15/33 (a)	2,435,000	2,567,537
5.45%, 07/15/35 (a)	2,450,000	2,491,920
Mastercard, Inc.
2.00%, 11/18/31 (a)	3,555,000	3,143,935
4.35%, 01/15/32 (a)	5,530,000	5,488,636
4.95%, 03/15/32 (a)	2,310,000	2,369,113
4.85%, 03/09/33 (a)	3,535,000	3,584,278
4.88%, 05/09/34 (a)	4,835,000	4,873,293
4.55%, 01/15/35 (a)	5,255,000	5,164,561
Micron Technology, Inc.
2.70%, 04/15/32 (a)	4,870,000	4,392,886
5.65%, 11/01/32 (a)	2,365,000	2,495,146
5.88%, 02/09/33 (a)	3,580,000	3,820,898
5.88%, 09/15/33 (a)(c)	4,350,000	4,652,716
5.80%, 01/15/35 (a)	4,740,000	5,053,646
6.05%, 11/01/35 (a)	6,070,000	6,553,415
Microsoft Corp.
3.50%, 02/12/35 (a)(c)	7,065,000	6,582,672
4.20%, 11/03/35 (a)(c)	3,590,000	3,518,882
Moody's Corp.
2.00%, 08/19/31 (a)	2,935,000	2,585,588
4.25%, 08/08/32 (a)	2,450,000	2,382,576
5.00%, 08/05/34 (a)	2,400,000	2,401,704
Motorola Solutions, Inc.
2.75%, 05/24/31 (a)	4,035,000	3,667,976
5.60%, 06/01/32 (a)	2,955,000	3,064,010
5.20%, 08/15/32 (a)	2,330,000	2,363,785
5.40%, 04/15/34 (a)	4,325,000	4,383,085
5.55%, 08/15/35 (a)	4,330,000	4,428,637
MSCI, Inc.
5.25%, 09/01/35 (a)	5,790,000	5,674,258
5.15%, 03/15/36 (a)	2,500,000	2,425,125
NetApp, Inc.
5.50%, 03/17/32 (a)	2,925,000	2,992,889
5.70%, 03/17/35 (a)	3,045,000	3,103,312
NVIDIA Corp.
2.00%, 06/15/31 (a)	6,060,000	5,432,366
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/31 (a)	4,735,000	4,254,161
2.65%, 02/15/32 (a)	4,815,000	4,250,875
4.85%, 08/19/32 (a)	1,415,000	1,398,657
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.00%, 01/15/33 (a)	4,830,000	4,811,887
5.25%, 08/19/35 (a)	3,335,000	3,321,360
Oracle Corp.
5.25%, 02/03/32 (a)	6,055,000	5,954,669
4.80%, 09/26/32 (a)	14,270,000	13,587,323
6.25%, 11/09/32 (a)	10,815,000	11,112,412
4.90%, 02/06/33 (a)	7,165,000	6,796,576
5.35%, 05/04/33 (a)	14,360,000	13,980,034
4.30%, 07/08/34 (a)	8,395,000	7,466,765
4.70%, 09/27/34 (a)	8,405,000	7,671,075
3.90%, 05/15/35 (a)	6,055,000	5,129,675
5.50%, 08/03/35 (a)	8,410,000	8,049,463
5.20%, 09/26/35 (a)	19,075,000	17,910,090
5.70%, 02/04/36 (a)	23,875,000	22,965,601
Paychex, Inc.
5.35%, 04/15/32 (a)	7,135,000	7,174,956
5.60%, 04/15/35 (a)	5,775,000	5,805,145
PayPal Holdings, Inc.
4.40%, 06/01/32 (a)	4,820,000	4,738,205
5.15%, 06/01/34 (a)	4,040,000	4,031,637
5.10%, 04/01/35 (a)	2,855,000	2,835,015
QUALCOMM, Inc.
1.65%, 05/20/32 (a)	5,940,000	5,032,784
4.25%, 05/20/32 (a)	2,355,000	2,319,063
4.75%, 05/20/32 (a)	1,955,000	1,966,319
5.40%, 05/20/33 (a)	3,375,000	3,514,658
4.65%, 05/20/35 (a)	4,745,000	4,673,018
5.00%, 05/20/35 (a)	2,800,000	2,798,152
RELX Capital, Inc.
4.75%, 05/20/32 (a)	2,340,000	2,334,805
5.25%, 03/27/35 (a)	3,615,000	3,658,597
Roper Technologies, Inc.
4.75%, 02/15/32 (a)	2,420,000	2,390,912
4.90%, 10/15/34 (a)	4,815,000	4,651,820
5.10%, 09/15/35 (a)	4,815,000	4,677,869
S&P Global, Inc.
2.90%, 03/01/32 (a)	7,105,000	6,486,297
5.25%, 09/15/33 (a)	3,615,000	3,722,293
4.80%, 12/04/35 (a)(e)	1,985,000	1,944,705
Salesforce, Inc.
1.95%, 07/15/31 (a)	7,255,000	6,332,454
4.90%, 09/15/31 (a)	17,950,000	17,929,357
5.20%, 03/15/33 (a)	13,150,000	13,130,538
5.55%, 03/15/36 (a)	21,470,000	21,410,528
Skyworks Solutions, Inc.
3.00%, 06/01/31 (a)	2,485,000	2,220,422
Synopsys, Inc.
5.00%, 04/01/32 (a)	7,245,000	7,311,726
5.15%, 04/01/35 (a)	11,495,000	11,519,714
TD SYNNEX Corp.
2.65%, 08/09/31 (a)	2,460,000	2,184,800
6.10%, 04/12/34 (a)	2,785,000	2,878,353
5.30%, 10/10/35 (a)	2,855,000	2,767,352
Teledyne Technologies, Inc.
2.75%, 04/01/31 (a)	4,780,000	4,374,417
Texas Instruments, Inc.
1.90%, 09/15/31 (a)	2,420,000	2,131,052
3.65%, 08/16/32 (a)	1,940,000	1,846,473
4.90%, 03/14/33 (a)	4,485,000	4,567,703
4.85%, 02/08/34 (a)	2,825,000	2,852,346
5.10%, 05/23/35 (a)	3,120,000	3,164,086
TR Finance LLC
5.50%, 08/15/35	1,885,000	1,898,761
Trimble, Inc.
6.10%, 03/15/33 (a)	3,860,000	4,044,624

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
TSMC Arizona Corp.
2.50%, 10/25/31 (a)	6,025,000	5,460,096
4.25%, 04/22/32 (a)	4,835,000	4,798,206
VeriSign, Inc.
2.70%, 06/15/31 (a)	3,635,000	3,256,233
5.25%, 06/01/32 (a)	2,455,000	2,477,046
Verisk Analytics, Inc.
5.75%, 04/01/33 (a)	2,510,000	2,602,418
5.25%, 06/05/34 (a)	2,725,000	2,713,310
5.25%, 03/15/35 (a)	3,405,000	3,377,760
5.13%, 03/15/36 (a)	2,340,000	2,289,011
Visa, Inc.
4.40%, 02/12/33 (a)	3,395,000	3,363,732
4.15%, 12/14/35 (a)	7,195,000	6,856,691
4.70%, 02/12/36 (a)	3,065,000	3,035,055
VMware LLC
2.20%, 08/15/31 (a)	7,090,000	6,230,834
Workday, Inc.
3.80%, 04/01/32 (a)	6,035,000	5,605,187
		1,069,986,066
Transportation 1.3%
American Airlines 2012-1 Class AA Pass-Through Trust
2.88%, 01/11/36	2,977,149	2,665,560
American Airlines 2019-1 Class AA Pass-Through Trust
3.15%, 08/15/33	1,901,876	1,771,331
Canadian National Railway Co.
3.85%, 08/05/32 (a)	3,825,000	3,658,307
5.85%, 11/01/33 (a)	1,390,000	1,482,268
6.25%, 08/01/34	2,445,000	2,665,246
4.38%, 09/18/34 (a)	3,530,000	3,412,910
4.75%, 11/12/35 (a)	1,915,000	1,891,503
Canadian Pacific Railway Co.
7.13%, 10/15/31	1,725,000	1,926,256
2.45%, 12/02/31 (a)	6,750,000	6,004,057
5.20%, 03/30/35 (a)	2,825,000	2,880,681
4.80%, 09/15/35 (a)	1,330,000	1,318,775
CSX Corp.
4.10%, 11/15/32 (a)	4,480,000	4,345,286
5.20%, 11/15/33 (a)	2,955,000	3,031,712
5.05%, 06/15/35 (a)	4,310,000	4,327,283
Federal Express Corp. Pass-Through Trusts
1.88%, 08/20/35	3,328,321	2,870,278
FedEx Corp.
2.40%, 05/15/31 (a)	4,685,000	4,221,815
4.90%, 01/15/34	1,715,000	1,698,810
3.90%, 02/01/35	1,860,000	1,711,758
Fedex Freight Holding Co., Inc.
4.95%, 03/15/33 (a)(e)	3,380,000	3,300,671
5.25%, 03/15/36 (a)(e)	4,660,000	4,508,270
GXO Logistics, Inc.
2.65%, 07/15/31 (a)	1,930,000	1,721,155
6.50%, 05/06/34 (a)	2,400,000	2,519,496
JetBlue 2019-1 Class AA Pass-Through Trust
2.75%, 11/15/33	2,072,345	1,829,404
JetBlue 2020-1 Class A Pass-Through Trust
4.00%, 05/15/34 (a)(c)	2,062,178	1,946,408
Norfolk Southern Corp.
2.30%, 05/15/31 (a)	2,440,000	2,187,265
3.00%, 03/15/32 (a)	2,890,000	2,638,512
4.45%, 03/01/33 (a)	2,392,000	2,349,781
5.55%, 03/15/34 (a)	1,850,000	1,920,319
5.10%, 05/01/35 (a)	1,950,000	1,956,494
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Ryder System, Inc.
6.60%, 12/01/33 (a)	2,875,000	3,156,520
Southwest Airlines Co.
5.25%, 11/15/35 (a)	3,590,000	3,370,507
Triton Container International Ltd./TAL International Container Corp.
3.25%, 03/15/32 (a)	2,900,000	2,614,234
5.15%, 02/15/33 (a)	2,915,000	2,858,245
Union Pacific Corp.
2.38%, 05/20/31 (a)	4,805,000	4,355,973
2.80%, 02/14/32 (a)	5,998,000	5,455,241
4.50%, 01/20/33 (a)	4,325,000	4,312,241
3.38%, 02/01/35 (a)	2,160,000	1,928,059
5.10%, 02/20/35 (a)	4,800,000	4,894,848
United Airlines 2019-1 Class AA Pass-Through Trust
4.15%, 02/25/33	1,922,647	1,873,081
United Airlines 2019-2 Class AA Pass-Through Trust
2.70%, 11/01/33	2,493,947	2,290,067
United Airlines 2023-1 Class A Pass-Through Trust
5.80%, 07/15/37	5,791,594	5,967,890
United Parcel Service, Inc.
4.88%, 03/03/33 (a)	4,270,000	4,357,321
5.15%, 05/22/34 (a)	4,365,000	4,491,323
5.25%, 05/14/35 (a)	5,990,000	6,118,725
		136,805,886
		5,384,668,793

Utility 9.5%
Electric 8.5%
AEP Texas, Inc.
4.70%, 05/15/32 (a)	2,415,000	2,388,363
5.40%, 06/01/33 (a)	2,225,000	2,261,690
5.70%, 05/15/34 (a)	2,360,000	2,438,423
AEP Transmission Co. LLC
5.15%, 04/01/34 (a)	2,175,000	2,193,966
5.38%, 06/15/35 (a)	2,080,000	2,116,712
AES Corp.
5.80%, 03/15/32 (a)	3,835,000	3,862,113
Alabama Power Co.
3.05%, 03/15/32 (a)	3,325,000	3,058,235
3.94%, 09/01/32 (a)	2,074,000	1,997,283
5.85%, 11/15/33 (a)	1,395,000	1,476,956
5.10%, 04/02/35 (a)	2,370,000	2,393,250
Alliant Energy Corp.
5.75%, 04/01/56 (a)(b)	3,540,000	3,442,190
Ameren Corp.
5.38%, 03/15/35 (a)	3,445,000	3,483,584
Ameren Illinois Co.
3.85%, 09/01/32 (a)	2,480,000	2,362,944
4.95%, 06/01/33 (a)	2,445,000	2,462,824
American Electric Power Co., Inc.
5.95%, 11/01/32 (a)	2,335,000	2,468,492
5.63%, 03/01/33 (a)	3,890,000	4,028,406
6.95%, 12/15/54 (a)(b)	2,920,000	3,095,025
6.05%, 03/15/56 (a)(b)	7,150,000	7,094,158
Appalachian Power Co.
2.70%, 04/01/31 (a)	2,360,000	2,148,591
4.50%, 08/01/32 (a)	2,415,000	2,360,832
5.65%, 04/01/34 (a)	1,960,000	2,021,544
Arizona Public Service Co.
2.20%, 12/15/31 (a)	2,170,000	1,888,768
6.35%, 12/15/32 (a)	1,945,000	2,088,930
5.55%, 08/01/33 (a)	2,425,000	2,491,833

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
5.70%, 08/15/34 (a)	3,335,000	3,457,995
5.10%, 03/15/36 (a)	2,830,000	2,781,607
Baltimore Gas & Electric Co.
2.25%, 06/15/31 (a)	2,920,000	2,615,269
5.30%, 06/01/34 (a)	1,950,000	1,987,264
5.45%, 06/01/35 (a)	3,085,000	3,165,827
Berkshire Hathaway Energy Co.
1.65%, 05/15/31 (a)	2,333,000	2,024,414
Black Hills Corp.
4.35%, 05/01/33 (a)	1,880,000	1,789,929
6.15%, 05/15/34 (a)	2,190,000	2,309,267
6.00%, 01/15/35 (a)	2,165,000	2,250,756
CenterPoint Energy Houston Electric LLC
2.35%, 04/01/31 (a)	1,920,000	1,733,146
3.00%, 03/01/32 (a)	1,510,000	1,377,256
4.45%, 10/01/32 (a)	2,475,000	2,445,374
6.95%, 03/15/33	1,360,000	1,521,514
4.95%, 04/01/33 (a)	2,830,000	2,847,291
5.15%, 03/01/34 (a)	1,960,000	1,986,284
5.05%, 03/01/35 (a)	2,395,000	2,392,629
4.95%, 08/15/35 (a)	2,845,000	2,821,130
CenterPoint Energy, Inc.
6.85%, 02/15/55 (a)(b)	1,960,000	2,053,825
5.95%, 04/01/56 (a)(b)	3,305,000	3,269,967
CMS Energy Corp.
6.50%, 06/01/55 (a)(b)	4,825,000	4,902,924
Commonwealth Edison Co.
3.15%, 03/15/32 (a)	1,465,000	1,355,784
4.90%, 02/01/33 (a)	1,940,000	1,959,167
5.30%, 06/01/34 (a)	1,935,000	1,990,322
5.90%, 03/15/36	3,170,000	3,369,076
Connecticut Light & Power Co.
2.05%, 07/01/31 (a)	1,960,000	1,734,561
4.90%, 07/01/33 (a)	1,560,000	1,566,505
4.95%, 08/15/34 (a)	1,540,000	1,530,005
Consolidated Edison Co. of New York, Inc.
2.40%, 06/15/31 (a)	4,315,000	3,903,953
5.20%, 03/01/33 (a)	2,395,000	2,462,946
5.50%, 03/15/34 (a)	2,840,000	2,949,113
5.38%, 05/15/34 (a)	1,920,000	1,966,291
5.30%, 03/01/35	1,705,000	1,732,860
5.13%, 03/15/35 (a)	2,145,000	2,156,068
5.85%, 03/15/36	1,905,000	2,016,633
Constellation Energy Generation LLC
5.80%, 03/01/33 (a)	2,830,000	2,971,104
6.13%, 01/15/34 (a)	2,380,000	2,546,172
Consumers Energy Co.
3.60%, 08/15/32 (a)	1,655,000	1,561,575
4.63%, 05/15/33 (a)	3,384,000	3,356,826
5.05%, 05/15/35 (a)	3,015,000	3,031,040
Dominion Energy South Carolina, Inc.
2.30%, 12/01/31 (a)	1,910,000	1,690,560
6.63%, 02/01/32	1,440,000	1,584,778
5.30%, 05/15/33	1,425,000	1,468,220
5.30%, 01/15/35 (a)	2,200,000	2,247,322
Dominion Energy, Inc.
2.25%, 08/15/31 (a)	4,005,000	3,537,777
4.35%, 08/15/32 (a)	1,960,000	1,898,985
5.38%, 11/15/32 (a)	4,075,000	4,171,048
6.30%, 03/15/33	1,475,000	1,568,648
5.25%, 08/01/33 (a)	2,475,000	2,502,472
5.45%, 03/15/35 (a)	3,325,000	3,357,951
5.95%, 06/15/35	2,410,000	2,511,389
7.00%, 06/01/54 (a)(b)	4,805,000	5,092,003
6.63%, 05/15/55 (a)(b)	5,885,000	5,951,265
6.20%, 02/15/56 (a)(b)	6,385,000	6,335,133
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
DTE Electric Co.
3.00%, 03/01/32 (a)	2,310,000	2,127,210
5.20%, 04/01/33 (a)	2,845,000	2,925,115
5.20%, 03/01/34 (a)	2,310,000	2,365,440
5.25%, 05/15/35 (a)	3,520,000	3,574,912
4.85%, 03/01/36 (a)	3,770,000	3,700,783
DTE Energy Co.
5.85%, 06/01/34 (a)	4,255,000	4,460,857
5.05%, 10/01/35 (a)	2,620,000	2,586,412
Duke Energy Carolinas LLC
2.55%, 04/15/31 (a)	2,605,000	2,385,893
2.85%, 03/15/32 (a)	2,295,000	2,089,437
6.45%, 10/15/32	1,735,000	1,887,021
4.95%, 01/15/33 (a)	6,015,000	6,112,864
4.85%, 01/15/34 (a)	2,685,000	2,686,074
5.25%, 03/15/35 (a)	3,190,000	3,247,452
Duke Energy Corp.
2.55%, 06/15/31 (a)	4,809,000	4,326,273
4.50%, 08/15/32 (a)	5,595,000	5,513,313
5.75%, 09/15/33 (a)	2,920,000	3,044,947
5.45%, 06/15/34 (a)	3,530,000	3,618,285
4.95%, 09/15/35 (a)	4,740,000	4,632,592
6.45%, 09/01/54 (a)(b)	4,755,000	4,912,438
Duke Energy Florida LLC
2.40%, 12/15/31 (a)	3,135,000	2,803,411
5.88%, 11/15/33 (a)	2,915,000	3,096,954
4.85%, 12/01/35 (a)	2,770,000	2,724,323
Duke Energy Indiana LLC
5.25%, 03/01/34 (a)	1,450,000	1,488,164
6.12%, 10/15/35	1,700,000	1,811,112
4.95%, 03/15/36 (a)	2,360,000	2,326,677
Duke Energy Ohio, Inc.
5.25%, 04/01/33 (a)	1,840,000	1,883,829
5.30%, 06/15/35 (a)	1,670,000	1,693,497
Duke Energy Progress LLC
2.00%, 08/15/31 (a)	3,075,000	2,713,657
3.40%, 04/01/32 (a)	2,465,000	2,308,300
5.25%, 03/15/33 (a)	2,430,000	2,504,917
5.10%, 03/15/34 (a)	2,390,000	2,435,912
5.05%, 03/15/35 (a)	4,060,000	4,073,763
Edison International
5.25%, 03/15/32 (a)	2,640,000	2,619,091
El Paso Electric Co.
6.00%, 05/15/35	1,935,000	1,976,061
Emera U.S. Finance LLC
5.20%, 04/01/33 (a)	1,430,000	1,424,523
Emera U.S. Finance LP
2.64%, 06/15/31 (a)	2,100,000	1,878,093
Entergy Arkansas LLC
5.15%, 01/15/33 (a)	2,103,000	2,144,303
5.30%, 09/15/33 (a)	1,430,000	1,469,339
5.45%, 06/01/34 (a)	3,285,000	3,389,397
4.95%, 01/15/36 (a)	2,450,000	2,407,198
Entergy Corp.
2.40%, 06/15/31 (a)	3,060,000	2,721,901
5.88%, 06/15/56 (a)(b)	2,815,000	2,778,996
Entergy Louisiana LLC
3.05%, 06/01/31 (a)	1,530,000	1,424,813
2.35%, 06/15/32 (a)	2,427,000	2,128,042
4.00%, 03/15/33 (a)	3,625,000	3,448,644
5.35%, 03/15/34 (a)	2,330,000	2,396,778
5.15%, 09/15/34 (a)	3,385,000	3,417,936
Entergy Mississippi LLC
5.00%, 09/01/33 (a)	1,460,000	1,468,964

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Entergy Texas, Inc.
5.25%, 04/15/35 (a)	2,360,000	2,384,922
Evergy Kansas Central, Inc.
5.90%, 11/15/33 (a)	1,435,000	1,523,956
5.25%, 03/15/35 (a)	2,945,000	2,970,268
Evergy Metro, Inc.
4.95%, 04/15/33 (a)	1,465,000	1,476,163
5.40%, 04/01/34 (a)	1,435,000	1,479,585
5.13%, 08/15/35 (a)	1,845,000	1,839,170
Eversource Energy
5.85%, 04/15/31 (a)	3,235,000	3,383,357
3.38%, 03/01/32 (a)	3,255,000	2,987,016
5.13%, 05/15/33 (a)	3,740,000	3,734,353
5.50%, 01/01/34 (a)	3,005,000	3,056,265
5.95%, 07/15/34 (a)	3,250,000	3,391,797
6.10%, 08/15/56 (a)(b)	3,575,000	3,530,277
Exelon Corp.
3.35%, 03/15/32 (a)	2,715,000	2,509,094
5.30%, 03/15/33 (a)	4,090,000	4,190,082
5.45%, 03/15/34 (a)	3,135,000	3,209,926
4.95%, 06/15/35 (a)(e)	1,600,000	1,561,248
5.63%, 06/15/35	2,380,000	2,442,094
4.95%, 03/15/36 (a)	3,610,000	3,503,649
6.50%, 03/15/55 (a)(b)	4,795,000	4,887,160
FirstEnergy Transmission LLC
4.75%, 01/15/33 (a)	2,165,000	2,132,049
5.00%, 01/15/35 (a)	1,960,000	1,933,383
Florida Power & Light Co.
2.45%, 02/03/32 (a)	7,255,000	6,494,531
5.10%, 04/01/33 (a)	3,585,000	3,658,313
4.80%, 05/15/33 (a)	3,645,000	3,655,899
5.63%, 04/01/34	2,030,000	2,124,902
5.30%, 06/15/34 (a)	5,325,000	5,477,029
5.00%, 08/01/34 (a)	1,495,000	1,510,712
4.95%, 06/01/35	1,460,000	1,458,087
4.70%, 02/15/36 (a)	3,165,000	3,093,249
Georgia Power Co.
4.70%, 05/15/32 (a)	3,410,000	3,419,582
4.95%, 05/17/33 (a)	4,851,000	4,894,756
5.25%, 03/15/34 (a)	4,335,000	4,432,407
5.20%, 03/15/35 (a)	3,370,000	3,426,852
Idaho Power Co.
5.20%, 08/15/34 (a)	1,450,000	1,474,839
4.85%, 03/01/36 (a)	1,675,000	1,641,366
Interstate Power & Light Co.
5.70%, 10/15/33 (a)	1,480,000	1,543,670
4.95%, 09/30/34 (a)	1,705,000	1,680,857
5.60%, 06/29/35 (a)	2,910,000	2,986,067
IPALCO Enterprises, Inc.
5.75%, 04/01/34 (a)	1,935,000	1,925,847
Jersey Central Power & Light Co.
5.10%, 01/15/35 (a)	3,395,000	3,400,907
5.15%, 01/15/36 (a)(e)	2,360,000	2,351,410
Kentucky Utilities Co.
5.45%, 04/15/33 (a)	1,965,000	2,031,142
Louisville Gas & Electric Co.
5.45%, 04/15/33 (a)	1,815,000	1,877,019
MidAmerican Energy Co.
6.75%, 12/30/31	1,820,000	2,020,455
5.35%, 01/15/34 (a)	1,655,000	1,704,501
5.75%, 11/01/35	1,485,000	1,560,364
National Grid PLC
5.81%, 06/12/33 (a)	3,830,000	3,999,631
5.42%, 01/11/34 (a)	3,595,000	3,671,466
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
National Rural Utilities Cooperative Finance Corp.
1.65%, 06/15/31 (a)	1,610,000	1,388,126
8.00%, 03/01/32	2,205,000	2,555,926
2.75%, 04/15/32 (a)	2,260,000	2,027,627
4.02%, 11/01/32 (a)	2,905,000	2,801,204
4.15%, 12/15/32 (a)	1,970,000	1,907,847
5.80%, 01/15/33 (a)	3,147,000	3,335,600
5.00%, 08/15/34 (a)	1,700,000	1,710,931
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/32 (a)	4,830,000	4,261,171
5.30%, 03/15/32 (a)	3,665,000	3,760,986
5.00%, 07/15/32 (a)	4,850,000	4,890,837
5.05%, 02/28/33 (a)	4,835,000	4,886,348
5.25%, 03/15/34 (a)	5,060,000	5,126,134
5.45%, 03/15/35 (a)	4,760,000	4,851,820
6.75%, 06/15/54 (a)(b)	5,765,000	5,984,646
6.50%, 08/15/55 (a)(b)	4,825,000	4,975,733
Northern States Power Co.
2.25%, 04/01/31 (a)	2,070,000	1,866,312
5.05%, 05/15/35 (a)	2,940,000	2,964,520
NSTAR Electric Co.
1.95%, 08/15/31 (a)	1,410,000	1,233,976
5.40%, 06/01/34 (a)	2,790,000	2,856,625
5.20%, 03/01/35 (a)	3,145,000	3,170,412
Ohio Power Co.
5.00%, 06/01/33 (a)	1,962,000	1,957,880
5.65%, 06/01/34 (a)	1,700,000	1,749,657
Oklahoma Gas & Electric Co.
5.40%, 01/15/33 (a)	2,200,000	2,267,474
Oncor Electric Delivery Co. LLC
7.00%, 05/01/32	2,385,000	2,659,943
4.15%, 06/01/32 (a)	1,895,000	1,839,098
4.55%, 09/15/32 (a)	3,375,000	3,338,347
7.25%, 01/15/33	1,595,000	1,813,244
5.65%, 11/15/33 (a)	3,860,000	4,051,109
5.35%, 04/01/35 (a)	3,020,000	3,087,618
Pacific Gas & Electric Co.
3.25%, 06/01/31 (a)	4,795,000	4,424,155
4.40%, 03/01/32 (a)	2,195,000	2,125,726
5.90%, 06/15/32 (a)	2,900,000	3,002,196
5.05%, 10/15/32 (a)	4,130,000	4,106,500
6.15%, 01/15/33 (a)	3,650,000	3,823,192
6.40%, 06/15/33 (a)	5,405,000	5,741,245
6.95%, 03/15/34 (a)	3,885,000	4,261,029
5.80%, 05/15/34 (a)	5,330,000	5,466,448
5.70%, 03/01/35 (a)	4,795,000	4,861,459
6.00%, 08/15/35 (a)	3,925,000	4,058,097
PacifiCorp
5.10%, 04/15/31 (a)	2,640,000	2,649,108
7.70%, 11/15/31	1,380,000	1,549,850
5.45%, 04/15/33 (a)	3,840,000	3,851,520
5.45%, 02/15/34 (a)	5,285,000	5,273,479
5.25%, 06/15/35	1,435,000	1,403,990
PECO Energy Co.
4.90%, 06/15/33 (a)	2,724,000	2,744,158
4.88%, 09/15/35 (a)	2,555,000	2,534,049
Potomac Electric Power Co.
5.20%, 03/15/34 (a)	1,695,000	1,728,832
PPL Capital Funding, Inc.
5.25%, 09/01/34 (a)	3,610,000	3,640,685
PPL Electric Utilities Corp.
5.00%, 05/15/33 (a)	2,900,000	2,936,888
4.85%, 02/15/34 (a)	3,175,000	3,174,174
Progress Energy, Inc.
7.00%, 10/30/31	1,775,000	1,954,488

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Public Service Co. of Colorado
1.88%, 06/15/31 (a)	3,550,000	3,102,025
4.10%, 06/01/32 (a)(c)	1,480,000	1,441,002
5.35%, 05/15/34 (a)	3,925,000	3,996,121
5.15%, 09/15/35 (a)	3,855,000	3,843,319
Public Service Co. of New Hampshire
2.20%, 06/15/31 (a)	1,655,000	1,470,137
5.35%, 10/01/33 (a)	2,995,000	3,093,416
Public Service Co. of Oklahoma
2.20%, 08/15/31 (a)	1,835,000	1,612,910
5.25%, 01/15/33 (a)	2,290,000	2,323,503
5.20%, 01/15/35 (a)	2,890,000	2,878,960
5.45%, 01/15/36 (a)	3,820,000	3,851,171
Public Service Electric & Gas Co.
1.90%, 08/15/31 (a)	2,085,000	1,829,733
3.10%, 03/15/32 (a)	2,290,000	2,112,731
4.90%, 12/15/32 (a)	1,870,000	1,894,740
4.65%, 03/15/33 (a)	2,445,000	2,422,457
5.20%, 08/01/33 (a)	2,435,000	2,494,341
5.20%, 03/01/34 (a)	2,210,000	2,248,808
4.85%, 08/01/34 (a)	2,925,000	2,905,051
5.05%, 03/01/35 (a)	1,895,000	1,907,753
4.90%, 08/15/35 (a)	2,205,000	2,190,866
Public Service Enterprise Group, Inc.
2.45%, 11/15/31 (a)	3,545,000	3,149,662
6.13%, 10/15/33 (a)	1,955,000	2,074,392
5.45%, 04/01/34 (a)	2,380,000	2,419,199
5.40%, 03/15/35 (a)	1,865,000	1,888,686
Puget Energy, Inc.
4.22%, 03/15/32 (a)	2,110,000	2,014,797
5.73%, 03/15/35 (a)	2,880,000	2,906,784
Puget Sound Energy, Inc.
5.33%, 06/15/34 (a)	1,980,000	2,021,857
San Diego Gas & Electric Co.
3.00%, 03/15/32 (a)	2,410,000	2,197,775
5.40%, 04/15/35 (a)	4,115,000	4,185,943
5.20%, 03/15/36 (a)	2,980,000	2,971,954
Sierra Pacific Power Co.
6.38%, 09/15/56 (a)(b)	2,870,000	2,836,765
Southern California Edison Co.
2.50%, 06/01/31 (a)	2,120,000	1,895,280
5.45%, 06/01/31 (a)	3,505,000	3,589,541
2.75%, 02/01/32 (a)	2,435,000	2,174,747
5.95%, 11/01/32 (a)	3,455,000	3,626,195
4.80%, 03/15/33 (a)	2,930,000	2,879,780
6.00%, 01/15/34	2,520,000	2,634,988
5.20%, 06/01/34 (a)	4,315,000	4,288,204
5.45%, 03/01/35 (a)	4,105,000	4,128,891
5.75%, 04/01/35	1,725,000	1,759,690
5.35%, 07/15/35	1,740,000	1,722,617
5.63%, 02/01/36	1,730,000	1,735,709
Southern Co.
5.70%, 10/15/32 (a)	2,385,000	2,498,884
5.20%, 06/15/33 (a)	3,635,000	3,677,021
5.70%, 03/15/34 (a)	5,215,000	5,412,648
4.85%, 03/15/35 (a)	3,685,000	3,587,421
6.38%, 03/15/55 (a)(b)	8,520,000	8,758,730
6.00%, 04/01/58 (a)(b)	6,290,000	6,325,161
Southern Power Co.
4.90%, 10/01/35 (a)	2,675,000	2,596,836
Southwestern Electric Power Co.
5.30%, 04/01/33 (a)	2,970,000	3,017,342
Southwestern Public Service Co.
5.30%, 05/15/35 (a)	2,455,000	2,468,331
System Energy Resources, Inc.
5.30%, 12/15/34 (a)	2,510,000	2,504,403
SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Tampa Electric Co.
5.15%, 03/01/35 (a)	2,745,000	2,754,223
Tucson Electric Power Co.
3.25%, 05/15/32 (a)	1,585,000	1,455,981
5.20%, 09/15/34 (a)	1,925,000	1,942,768
Union Electric Co.
2.15%, 03/15/32 (a)	2,480,000	2,166,602
5.20%, 04/01/34 (a)	2,265,000	2,304,524
5.25%, 04/15/35 (a)	2,460,000	2,493,776
4.80%, 03/15/36 (a)	2,280,000	2,227,970
Virginia Electric & Power Co.
2.30%, 11/15/31 (a)	2,445,000	2,166,172
2.40%, 03/30/32 (a)	2,925,000	2,582,014
5.00%, 04/01/33 (a)	3,620,000	3,644,037
5.30%, 08/15/33 (a)	1,920,000	1,964,755
5.00%, 01/15/34 (a)	2,335,000	2,331,918
5.05%, 08/15/34 (a)	2,875,000	2,874,827
5.15%, 03/15/35 (a)	3,035,000	3,031,540
4.90%, 09/15/35 (a)	3,990,000	3,908,644
6.00%, 01/15/36	2,635,000	2,782,507
4.95%, 03/15/36 (a)	6,090,000	5,938,846
WEC Energy Group, Inc.
5.63%, 05/15/56 (a)(b)	2,865,000	2,814,375
Wisconsin Electric Power Co.
4.75%, 09/30/32 (a)	2,430,000	2,447,350
5.63%, 05/15/33	1,635,000	1,728,342
4.60%, 10/01/34 (a)	1,415,000	1,395,600
Wisconsin Power & Light Co.
1.95%, 09/16/31 (a)	1,325,000	1,149,809
3.95%, 09/01/32 (a)	2,785,000	2,659,926
4.95%, 04/01/33 (a)	1,470,000	1,476,071
5.38%, 03/30/34 (a)	1,435,000	1,460,974
Xcel Energy, Inc.
2.35%, 11/15/31 (a)	1,455,000	1,282,903
4.60%, 06/01/32 (a)	3,420,000	3,364,049
5.45%, 08/15/33 (a)	3,825,000	3,907,084
5.50%, 03/15/34 (a)	3,760,000	3,825,875
5.60%, 04/15/35 (a)	3,530,000	3,588,810
5.75%, 12/03/56 (a)(b)	3,800,000	3,711,194
		867,819,081
Natural Gas 0.8%
Atmos Energy Corp.
5.45%, 10/15/32 (a)	1,400,000	1,459,038
5.90%, 11/15/33 (a)	3,530,000	3,775,829
5.20%, 08/15/35 (a)	2,330,000	2,380,747
CenterPoint Energy Resources Corp.
4.40%, 07/01/32 (a)	2,365,000	2,326,498
5.40%, 07/01/34 (a)	1,895,000	1,939,305
National Grid USA
5.80%, 04/01/35	1,505,000	1,563,861
NiSource, Inc.
5.40%, 06/30/33 (a)	2,120,000	2,173,212
5.35%, 04/01/34 (a)	3,150,000	3,209,976
5.35%, 07/15/35 (a)	4,320,000	4,355,208
6.38%, 03/31/55 (a)(b)	2,395,000	2,452,959
5.75%, 07/15/56 (a)(b)	4,850,000	4,779,432
Northwest Natural Holding Co.
7.00%, 09/15/55 (a)(b)	1,530,000	1,546,524
ONE Gas, Inc.
4.25%, 09/01/32 (a)	1,385,000	1,347,494
Piedmont Natural Gas Co., Inc.
5.40%, 06/15/33 (a)	1,740,000	1,787,415
5.10%, 02/15/35 (a)	1,865,000	1,859,424

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

SECURITY RATE, MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Sempra
5.50%, 08/01/33 (a)	3,340,000	3,442,304
5.25%, 03/15/36 (a)	3,780,000	3,727,685
6.40%, 10/01/54 (a)(b)	5,905,000	5,875,062
6.55%, 04/01/55 (a)(b)	2,945,000	2,926,623
6.38%, 04/01/56 (a)(b)	3,850,000	3,867,633
Southern California Gas Co.
5.20%, 06/01/33 (a)	2,365,000	2,413,577
5.05%, 09/01/34 (a)	2,965,000	2,983,205
5.45%, 06/15/35 (a)	2,775,000	2,848,204
Southern Co. Gas Capital Corp.
5.15%, 09/15/32 (a)	2,400,000	2,439,000
5.75%, 09/15/33 (a)	2,325,000	2,417,977
4.95%, 09/15/34 (a)	2,195,000	2,170,614
5.10%, 09/15/35 (a)	2,120,000	2,093,585
Southwest Gas Corp.
4.05%, 03/15/32 (a)	2,915,000	2,789,422
Spire Missouri, Inc.
4.80%, 02/15/33 (a)	1,885,000	1,882,851
5.15%, 08/15/34 (a)	1,565,000	1,583,232
Spire, Inc.
4.60%, 09/01/31 (a)	1,930,000	1,908,481
6.25%, 06/01/56 (a)(b)	2,195,000	2,168,067
		84,494,444
Utility Other 0.2%
American Water Capital Corp.
2.30%, 06/01/31 (a)	2,582,000	2,313,601
4.45%, 06/01/32 (a)	3,915,000	3,857,802
5.15%, 03/01/34 (a)	3,385,000	3,443,730
5.25%, 03/01/35 (a)(c)	3,735,000	3,796,441
Essential Utilities, Inc.
2.40%, 05/01/31 (a)	1,860,000	1,667,620
5.38%, 01/15/34 (a)	2,260,000	2,294,939
5.25%, 08/15/35 (a)	2,410,000	2,411,470
5.13%, 03/15/36 (a)	2,370,000	2,337,389
		22,122,992
		974,436,517
Total Corporates (Cost $10,099,789,342)		10,143,608,886

SECURITY	NUMBER OF SHARES	VALUE ($)
Short-Term Investments 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (h)	42,599,762	42,599,762
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.60% (h)(i)	61,006,983	61,006,983
		103,606,745
Total Short-Term Investments (Cost $103,606,745)		103,606,745
Total Investments in Securities (Cost $10,203,396,087)		10,247,215,631

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
10 Year US Treasury Notes (CBOT), expires 06/18/26	150	16,657,031	6,805
10 Year US Treasury Notes Ultra Futures, expires 06/18/26	100	11,351,563	7,736
5 Year US Treasury Notes (CBOT), expires 06/30/26	50	5,408,984	5,870
			20,411

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

(c)	All or a portion of this security is on loan.
(d)	Issuer is affiliated with the fund’s investment adviser.
(e)
Securities exempt from registration under Rule 144A of the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $76,085,125 or 0.7% of net assets.

(f)	Step up security that pays an initial coupon rate for a set period and increased coupon rates at one or more preset intervals. Rate shown is as of period end.
(g)	Interest rate is subject to adjustments from time to time if a nationally recognized statistical rating organization downgrades (or subsequently upgrades) the debt rating assigned to the bond.
(h)	The rate shown is the annualized 7-day yield.
(i)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $56,307,832.

CBOT —	Chicago Board of Trade
DAC —	Designated Activity Company
REIT —	Real Estate Investment Trust

Schwab 5-10 Year Corporate Bond ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers during the period ended March 31, 2026:
SECURITY RATE, MATURITY DATE	VALUE AT 12/31/25	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	ACCRETION OF DISCOUNTS (AMORTIZATION OF PREMIUMS)	VALUE AT 3/31/26	FACE AMOUNT AT 3/31/26	INTEREST INCOME EARNED
CORPORATES 0.3% OF NET ASSETS

Financial Institutions 0.3%
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp.
1.65%, 03/11/31	$2,950,622	$131,998	($3,061,022 )	$66,656	($110,492 )	$22,238	$—	$—	$14,229
2.30%, 05/13/31 (a),(b)	3,076,183	168,237	(22,865)	1,251	(36,922)	17,455	3,203,339	3,555,000	20,038
1.95%, 12/01/31 (a),(b)	3,391,165	188,094	(30,473)	682	(38,237)	22,192	3,533,423	4,050,000	19,287
2.90%, 03/03/32 (a),(b)	4,170,464	294,151	(92,142)	3,395	(66,382)	18,144	4,327,630	4,770,000	34,057
5.85%, 05/19/34 (a),(b),(c)	6,326,681	305,284	(176,756)	11,914	(128,277)	(4,101)	6,334,745	6,025,000	87,536
6.14%, 08/24/34 (a),(b),(c)	6,703,723	645,853	(320,031)	26,333	(185,079)	(3,845)	6,866,954	6,445,000	97,165
4.91%, 11/14/36 (a),(b),(c)	4,488,452	331,523	(74,266)	(210)	(104,532)	(186)	4,640,781	4,770,000	57,361
Total	$31,107,290	$2,065,140	($3,777,555 )	$110,021	($669,921 )	$71,897	$28,906,872		$329,673

(a)	Issuer is affiliated with the fund’s investment adviser.
(b)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(c)
Security is in a fixed-rate coupon period. Based on index eligibility requirements and the fund’s investment objective this security will be removed from the index prior to converting to a floating rate security.

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Corporates [1]	$—	$10,143,608,886	$—	$10,143,608,886
Short-Term Investments [1]	103,606,745	—	—	103,606,745
Futures Contracts [2]	20,411	—	—	20,411
Total	$103,627,156	$10,143,608,886	$—	$10,247,236,042

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab Municipal Bond ETF

Portfolio Holdings as of March 31, 2026 (Unaudited)

For fixed rate securities, the rate shown is the interest rate (the rate established when the security was issued). For variable rate securities, the rate shown is the rate as of the report date based on each security’s rate reset date and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity.
ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MUNICIPAL SECURITIES 99.3% OF NET ASSETS
ALABAMA 0.6%
Alabama Corrections Institution Finance Authority
RB Series 2022 A	5.25%	07/01/47 (a)	435,000	452,153
Alabama Federal Aid Highway Finance Authority
Refunding RB Series 2025 B	5.00%	09/01/29	250,000	269,694
Refunding RB Series 2025 B	5.00%	09/01/32	250,000	281,366
Refunding RB Series 2025 B	5.00%	09/01/35 (a)	500,000	572,329
Alabama Highway Authority
RB Series 2025	5.00%	09/01/29	60,000	64,686
RB Series 2025	5.00%	09/01/33	500,000	566,036
RB Series 2025	5.00%	09/01/41 (a)	1,000,000	1,099,836
RB Series 2025	5.00%	09/01/42 (a)	2,000,000	2,185,823
Alabama Public School & College Authority
Refunding RB Series 2020 A	5.00%	11/01/27	465,000	482,581
Refunding RB Series 2020 A	5.00%	11/01/28	310,000	328,499
Refunding RB Series 2020 A	5.00%	11/01/29	295,000	318,566
Refunding RB Series 2020 A	5.00%	11/01/30	95,000	104,244
Refunding RB Series 2020 A	5.00%	11/01/31 (a)	50,000	54,656
Refunding RB Series 2020 A	5.00%	11/01/34 (a)	440,000	474,573
Refunding RB Series 2020 A	5.00%	11/01/35 (a)	480,000	515,569
Refunding RB Series 2020 A	5.00%	11/01/37 (a)	130,000	138,461
Refunding RB Series 2020 A	4.00%	11/01/38 (a)	35,000	35,273
Refunding RB Series 2020 A	5.00%	11/01/39 (a)	270,000	285,304
Refunding RB Series 2020 A	4.00%	11/01/40 (a)	1,250,000	1,250,096
Auburn University
RB Series 2018 A	5.00%	06/01/43 (a)	350,000	358,261
RB Series 2025 A	5.00%	06/01/55 (a)	500,000	512,959
Birmingham-Jefferson Civic Center Authority
Special Tax Series 2018 A	4.00%	07/01/43 (a)	200,000	189,657
City of Birmingham Regional Water Works
RB Series 2016 B	5.00%	01/01/43 (a)(b)	1,120,000	1,140,809
City of Gadsden
GO Bonds Series 2025 A	5.00%	10/01/55 (a)	500,000	511,439
County of Jefferson Sewer Revenue
Refunding RB Series 2024	5.00%	10/01/31	895,000	977,826
Refunding RB Series 2024	5.00%	10/01/32	60,000	66,110
Refunding RB Series 2024	5.00%	10/01/33	305,000	338,075
Refunding RB Series 2024	5.00%	10/01/34 (a)	355,000	391,272

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024	5.00%	10/01/37 (a)	200,000	216,362
Refunding RB Series 2024	5.00%	10/01/38 (a)	500,000	537,830
Refunding RB Series 2024	5.00%	10/01/39 (a)	130,000	139,016
Refunding RB Series 2024	5.25%	10/01/40 (a)	1,000,000	1,081,285
Refunding RB Series 2024	5.25%	10/01/43 (a)	1,325,000	1,414,519
Refunding RB Series 2024	5.25%	10/01/45 (a)	250,000	263,839
Refunding RB Series 2024	5.25%	10/01/49 (a)	2,175,000	2,251,988
Refunding RB Series 2024	5.50%	10/01/53 (a)	1,665,000	1,732,421
Homewood Educational Building Authority
RB CHF - Horizons II LLC Series 2024 C	5.50%	10/01/49 (a)	100,000	101,211
RB CHF - Horizons II LLC Series 2024 C	5.50%	10/01/54 (a)	150,000	150,512
Tuscaloosa City Board of Education
RB Series 2016	5.00%	08/01/46 (a)(b)	200,000	201,593
University of Alabama
Refunding RB Series 2012 A	3.50%	07/01/42 (a)	130,000	119,103
				22,175,832
ALASKA 0.0%
Municipality of Anchorage Solid Waste Services Revenue
Refunding RB Series 2022 A	4.00%	11/01/52 (a)	105,000	92,934
ARIZONA 0.9%
Arizona Board of Regents
Refunding RB Arizona State University Series 2025 A	5.00%	07/01/27	1,000,000	1,031,558
Refunding RB University of Arizona SPEED Fund Series 2020 A	4.00%	08/01/44 (a)	250,000	238,751
Arizona Department of Transportation State Highway Fund Revenue
RB Series 2023	5.00%	07/01/26	110,000	110,695
RB Series 2023	5.00%	07/01/27	130,000	134,054
RB Series 2023	5.00%	07/01/29	115,000	123,678
RB Series 2023	5.00%	07/01/30	30,000	32,804
RB Series 2023	5.00%	07/01/33	140,000	158,652
City of Mesa Utility System Revenue
RB Series 2019 A	5.00%	07/01/43 (a)	75,000	77,442
Refunding RB Series 2014	3.25%	07/01/29 (a)	40,000	39,874
Refunding RB Series 2016	4.00%	07/01/31 (a)	65,000	65,120
Refunding RB Series 2020	4.00%	07/01/34 (a)	40,000	40,944
City of Phoenix
Refunding GO Bonds Series 2016	5.00%	07/01/26	480,000	483,046
Refunding GO Bonds Series 2016	5.00%	07/01/27 (a)	75,000	75,443
City of Phoenix Civic Improvement Corp.
RB Airport Revenue Series 2019 A	3.00%	07/01/49 (a)	175,000	128,255
RB Airport Revenue Series 2019 A	4.00%	07/01/49 (a)	100,000	92,394
RB Airport Revenue Series 2019 A	5.00%	07/01/49 (a)	1,000,000	1,018,155
RB Phoenix Sky Harbor International Airport Customer Facility Charges Revenue Series 2019 A	5.00%	07/01/45 (a)	1,770,000	1,810,127
RB Wastewater Revenue Series 2020 A	5.00%	07/01/44 (a)	180,000	188,924
RB Wastewater Revenue Series 2023	5.25%	07/01/47 (a)	150,000	159,884
RB Water System Revenue Series 2020 B	5.00%	07/01/44 (a)	1,000,000	1,049,576
Refunding RB Airport Revenue Series 2017 D	5.00%	07/01/31 (a)	50,000	51,416
Refunding RB Airport Revenue Series 2017 D	5.00%	07/01/35 (a)	40,000	40,958
Refunding RB Airport Revenue Series 2017 D	5.00%	07/01/36 (a)	130,000	133,018

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Airport Revenue Series 2017 D	4.00%	07/01/40 (a)	500,000	496,253
Refunding RB Wastewater Revenue Series 2017	5.00%	07/01/36 (a)	85,000	85,433
Gilbert Water Resource Municipal Property Corp.
RB Waterworks & Sewer System Revenue Series 2022	5.00%	07/15/36 (a)	165,000	181,342
RB Waterworks & Sewer System Revenue Series 2022	4.00%	07/15/41 (a)	290,000	290,083
Maricopa County Special Health Care District
GO Bonds Series 2018 C	4.00%	07/01/38 (a)	300,000	300,239
Salt River Project Agricultural Improvement & Power District
RB Series 2019 A	4.00%	01/01/39 (a)	315,000	316,901
RB Series 2019 A	5.00%	01/01/47 (a)	100,000	102,221
RB Series 2023 A	5.00%	01/01/47 (a)	305,000	317,783
RB Series 2023 B	5.00%	01/01/48 (a)	4,860,000	5,064,950
RB Series 2023 B	5.25%	01/01/53 (a)	1,355,000	1,418,385
RB Series 2024 A	5.00%	01/01/49 (a)	100,000	104,299
RB Series 2024 A	5.25%	01/01/54 (a)	460,000	483,906
RB Series 2024 B	5.00%	05/01/42 (a)	250,000	273,069
RB Series 2025 C	5.00%	01/01/51 (a)	1,595,000	1,655,917
RB Series 2025 C	5.25%	01/01/55 (a)	1,000,000	1,053,053
Refunding RB Series 2016 A	5.00%	01/01/27	55,000	56,043
Refunding RB Series 2016 A	5.00%	01/01/28 (a)	10,000	10,184
Refunding RB Series 2016 A	5.00%	01/01/31 (a)	200,000	203,306
Refunding RB Series 2016 A	5.00%	01/01/34 (a)	25,000	25,368
Refunding RB Series 2016 A	4.00%	01/01/38 (a)	475,000	474,759
Refunding RB Series 2017 A	5.00%	01/01/27	220,000	224,170
Refunding RB Series 2017 A	5.00%	01/01/30 (a)	100,000	104,102
Refunding RB Series 2017 A	5.00%	01/01/33 (a)	65,000	67,405
Refunding RB Series 2020 A	5.00%	01/01/45 (a)	3,000,000	3,122,554
Refunding RB Series 2021 A	5.00%	01/01/28	60,000	62,602
Refunding RB Series 2022 A	5.00%	01/01/31	100,000	110,322
Refunding RB Series 2025 B	5.00%	01/01/32	500,000	559,148
Refunding RB Series 2025 B	5.00%	01/01/33	2,095,000	2,365,810
Refunding RB Series 2025 B	5.00%	01/01/35	500,000	572,709
Refunding RB Series 2025 B	5.00%	01/01/36 (a)	2,000,000	2,285,402
State of Arizona
Refunding COP Series 2019 A	5.00%	10/01/27 (b)	250,000	259,164
				29,931,650
ARKANSAS 0.0%
City of Springdale Sales & Use Tax Revenue
RB Series 2023 B	4.25%	08/01/53 (a)(c)	75,000	69,465
Fayetteville School District No. 1
GO Bonds Series 2024	4.00%	02/01/50 (a)(c)	450,000	408,017
Refunding GO Bonds Series 2020	2.75%	06/01/46 (a)(c)	50,000	35,426
Refunding GO Bonds Series 2020	3.00%	06/01/50 (a)(c)	125,000	91,672
Springdale School District No. 50
Refunding GO Bonds Series 2022 B	3.00%	06/01/51 (a)(c)	200,000	141,801
University of Arkansas
RB Medical Sciences Series 2021 A	5.00%	12/01/45 (a)	370,000	382,160
RB Medical Sciences Series 2022 A	5.00%	04/01/52 (a)	250,000	256,256
				1,384,797

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
CALIFORNIA 18.2%
Alameda Corridor Transportation Authority
RB Series 1999 A	3.33%	10/01/35 (c)(d)	1,050,000	747,077
RB Series 2022 C	5.00%	10/01/52 (a)	265,000	270,887
RB Series 2024 A	4.88%	10/01/52 (a)(d)	300,000	83,832
RB Series 2024 A	4.75%	10/01/53 (a)(d)	750,000	198,645
Refunding RB Series 2016 B	5.00%	10/01/36 (a)	30,000	30,209
Refunding RB Series 2016 B	4.00%	10/01/37 (a)(c)	60,000	60,044
Refunding RB Series 2016 B	5.00%	10/01/37 (a)	510,000	513,295
Alameda County Transportation Commission
RB Series 2022	5.00%	03/01/45 (a)	110,000	116,774
Anaheim Public Financing Authority
RB Series 1997 C	3.20%	09/01/30 (c)(d)	250,000	220,197
RB Series 1997 C	2.69%	09/01/31 (c)(d)	250,000	212,853
RB Series 1997 C	3.57%	09/01/32 (c)(d)	200,000	164,151
RB Series 1997 C	3.54%	09/01/34 (c)(d)	25,000	18,933
Antelope Valley Community College District
GO Bonds Series 2025 D	4.69%	02/01/50 (a)(d)	250,000	78,543
Bay Area Toll Authority
RB Series 2017 F-1	5.00%	04/01/56 (a)(b)	435,000	446,971
RB Series 2019 S-8	5.00%	04/01/56 (a)(b)	200,000	217,765
RB Series 2019 S-H	5.00%	04/01/44 (a)(b)	300,000	323,296
RB Series 2023 F-1	5.00%	04/01/28	325,000	343,513
RB Series 2023 F-1	5.00%	04/01/29	100,000	108,219
RB Series 2023 F-1	5.00%	04/01/30	1,070,000	1,183,353
RB Series 2023 F-1	5.00%	04/01/31	90,000	101,499
RB Series 2023 F-1	5.25%	04/01/54 (a)	260,000	272,604
RB Series 2024 F-2	5.00%	04/01/40 (a)	325,000	356,181
RB Series 2024 F-2	5.00%	04/01/42 (a)	295,000	319,828
Refunding RB Series 2017	4.00%	04/01/30 (a)	295,000	299,058
Refunding RB Series 2017	4.00%	04/01/31 (a)	25,000	25,303
Refunding RB Series 2017	4.00%	04/01/32 (a)	140,000	141,526
Refunding RB Series 2017	4.00%	04/01/33 (a)	190,000	191,816
Refunding RB Series 2017	3.25%	04/01/36 (a)	190,000	177,991
Refunding RB Series 2017	4.00%	04/01/37 (a)	275,000	276,052
Refunding RB Series 2017	4.00%	04/01/38 (a)	250,000	250,533
Refunding RB Series 2017	4.00%	04/01/42 (a)	1,650,000	1,616,399
Refunding RB Series 2017	4.00%	04/01/47 (a)	250,000	230,539
Refunding RB Series 2019 S-8	3.00%	04/01/54 (a)	390,000	276,183
Refunding RB Series 2021 F-2	2.60%	04/01/56 (a)	240,000	151,085
Refunding RB Series 2024 S-11	5.00%	04/01/33	45,000	52,270
Refunding RB Series 2024 S-11	5.00%	04/01/36 (a)	160,000	184,925
Refunding RB Series 2025 F-1	5.00%	04/01/53 (a)	500,000	521,260
Refunding RB Series 2026 F-1	5.00%	04/01/43	1,200,000	1,403,599
Beverly Hills Unified School District
GO Bonds Series 2009	2.58%	08/01/32 (d)	255,000	213,661
GO Bonds Series 2009	3.09%	08/01/33 (d)	435,000	351,453
California Educational Facilities Authority
RB Chapman University Series 2017 B	4.00%	04/01/47 (a)	50,000	45,743
RB Leland Stanford Junior University Series 2007 T-1	5.00%	03/15/39	205,000	244,001
RB Leland Stanford Junior University Series 2010	5.25%	04/01/40	905,000	1,093,847

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Leland Stanford Junior University Series 2013 U-4	5.00%	06/01/43 (a)	1,500,000	1,754,124
RB Leland Stanford Junior University Series 2014 U-6	5.00%	05/01/45	405,000	464,803
RB Leland Stanford Junior University Series 2016 U-7	5.00%	06/01/46	1,080,000	1,227,495
RB Leland Stanford Junior University Series 2019 V-1	5.00%	05/01/29	200,000	217,025
RB Leland Stanford Junior University Series 2019 V-1	5.00%	05/01/49	1,920,000	2,129,745
RB Leland Stanford Junior University Series 2023 V-3	5.00%	06/01/33	100,000	116,753
RB University of San Francisco Series 2018 A	5.00%	10/01/48 (a)	170,000	169,091
RB University of San Francisco Series 2018 A	5.00%	10/01/53 (a)	250,000	245,883
RB University of Southern California Series 2025 A	5.00%	10/01/35	1,500,000	1,793,345
RB University of Southern California Series 2025 A	5.00%	10/01/55 (a)	1,250,000	1,299,976
Refunding RB Leland Stanford Junior University Series 2014 V-2	5.00%	04/01/51	1,450,000	1,597,330
Refunding RB Leland Stanford Junior University Series 2021 V-2	2.25%	04/01/51 (a)	800,000	512,055
Refunding RB Loma Linda University Series 2017 A	5.00%	04/01/42 (a)	300,000	302,280
California Enterprise Development Authority
RB Castilleja School Foundation Series 2024	4.00%	06/01/54 (a)	100,000	88,921
RB County of Riverside Series 2024 A	5.25%	11/01/54 (a)	500,000	528,743
RB County of Riverside Series 2024 B	5.25%	11/01/49 (a)	515,000	522,532
California Infrastructure & Economic Development Bank
RB Series 2023	4.00%	10/01/41 (a)	3,000,000	3,047,347
RB Series 2023	4.00%	10/01/44 (a)	1,770,000	1,767,019
RB Series 2023	4.00%	10/01/47 (a)	200,000	192,345
RB Academy of Motion Picture Arts & Sciences Obligated Group Series 2020 A	5.00%	11/01/30	250,000	278,660
RB Broad Series 2025 A	5.00%	06/01/33	485,000	565,212
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.00%	07/01/26 (b)(c)	430,000	432,947
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.00%	07/01/29 (a)(c)	500,000	524,605
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.00%	07/01/33 (a)(b)	475,000	497,099
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.00%	07/01/36 (a)(b)	115,000	120,350
RB Department of Transportation Seismic Surcharge Revenue Series 2003 A	5.13%	07/01/37 (a)(b)	1,110,000	1,117,950
RB Infrastructure St. Revolving Series 2016 A	4.00%	10/01/45 (a)(b)	50,000	50,434
RB Infrastructure St. Revolving Series 2025	4.13%	10/01/47 (a)	500,000	489,596
RB Science Center Foundation Series 2021 B	4.00%	05/01/46 (a)	225,000	216,742
RB Teachers’ Retirement System Series 2019	5.00%	08/01/44 (a)	250,000	259,996
RB University of California Series 2017	5.00%	05/15/42 (a)	100,000	102,779
RB University of California Series 2017	5.00%	05/15/47 (a)	200,000	203,421
RB University of California Series 2025	5.00%	05/15/50 (a)	160,000	167,053
RB University of California Series 2025	4.50%	05/15/55 (a)	500,000	492,103
RB University of California Series 2025	5.25%	05/15/59 (a)	500,000	526,965
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2017	5.00%	10/01/28 (a)	270,000	277,473
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2018	5.00%	10/01/27	130,000	135,588
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2022 A	5.00%	10/01/47 (a)	25,000	26,267
RB Water Resources Control Board Water Pollution Control Revolving Fund Series 2022 A	5.00%	10/01/52 (a)	35,000	36,215
Refunding RB Academy of Motion Picture Arts & Sciences Obligated Group Series 2015 A	4.00%	11/01/45 (a)	225,000	214,517
Refunding RB Broad Series 2021 A	5.00%	06/01/28	365,000	387,491
Refunding RB Broad Series 2021 A	5.00%	06/01/31	250,000	282,406
Refunding RB California Academy of Sciences Series 2024 A	3.25%	08/01/29 (a)	1,550,000	1,565,723

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB J Paul Getty Trust Series 2023 A	5.00%	04/01/33	50,000	58,043
Refunding RB Los Angeles County Museum of Natural History Foundation Series 2020	4.00%	07/01/50 (a)	290,000	268,424
California Municipal Finance Authority
RB Capital Facilities Development Corp. Series 2018 A	5.00%	06/01/43 (a)	500,000	516,112
RB Ignatian Corp. Series 2024 A	5.00%	09/01/49 (a)	250,000	257,569
RB Ignatian Corp. Series 2024 A	5.00%	09/01/54 (a)	150,000	154,176
RB Pomona College Series 2017	4.00%	01/01/43 (a)(b)	150,000	154,603
California School Facilities Financing Authority
RB Azusa Unified School District Series 2010 A	5.05%	08/01/49 (c)(d)	1,100,000	336,517
California State Public Works Board
RB Series 2019 C	5.00%	11/01/44 (a)	200,000	208,375
RB Series 2021 B	4.00%	05/01/46 (a)	350,000	336,600
RB Series 2021 C	4.00%	11/01/46 (a)	100,000	96,112
RB Series 2021 C	5.00%	11/01/46 (a)	200,000	208,834
RB Series 2024 A	5.00%	04/01/37 (a)	755,000	843,069
RB Series 2024 A	5.00%	04/01/38 (a)	500,000	554,856
RB Series 2024 A	5.00%	04/01/41 (a)	295,000	321,936
RB Series 2024 A	5.00%	04/01/44 (a)	1,535,000	1,645,775
RB Series 2024 A	5.00%	04/01/45 (a)	250,000	266,341
RB Series 2024 A	5.00%	04/01/49 (a)	5,685,000	5,943,284
RB Series 2025 A	5.25%	04/01/38 (a)	3,000,000	3,427,019
RB Series 2025 A	5.00%	04/01/45 (a)	250,000	268,040
RB Series 2025 A	5.00%	04/01/50 (a)	1,250,000	1,308,347
RB Series 2025 C	5.00%	11/01/50 (a)	200,000	209,817
RB Series 2026 A	5.00%	09/01/31 (e)	2,000,000	2,222,149
Refunding RB Series 2015 F	5.00%	05/01/26 (a)	420,000	421,631
Refunding RB Series 2015 F	5.00%	05/01/27 (a)	75,000	75,109
Refunding RB Series 2017 B	5.00%	10/01/28 (a)	100,000	103,686
Refunding RB Series 2021 A	5.00%	02/01/29	995,000	1,062,094
Refunding RB Series 2021 A	5.00%	02/01/30	525,000	570,755
Refunding RB Series 2021 A	5.00%	02/01/31	200,000	220,442
Refunding RB Series 2021 A	5.00%	02/01/32	25,000	27,889
Refunding RB Series 2022 A	5.00%	08/01/28	190,000	200,767
Refunding RB Series 2022 A	5.00%	08/01/30	100,000	109,618
Refunding RB Series 2022 A	5.00%	08/01/31	30,000	33,305
Refunding RB Series 2022 A	5.00%	08/01/32 (a)	95,000	105,143
Refunding RB Series 2022 A	5.00%	08/01/33 (a)	280,000	308,522
Refunding RB Series 2022 A	5.00%	08/01/34 (a)	200,000	219,543
Refunding RB Series 2022 A	5.00%	08/01/35 (a)	75,000	81,995
Refunding RB Series 2022 A	5.00%	08/01/36 (a)	35,000	38,070
Refunding RB Series 2022 C	5.00%	08/01/35 (a)	75,000	81,995
Refunding RB Series 2023 B	5.00%	12/01/26	50,000	50,831
Refunding RB Series 2023 B	5.00%	12/01/27	30,000	31,221
Refunding RB Series 2023 B	5.00%	12/01/28	100,000	106,408
Refunding RB Series 2023 C	5.00%	09/01/36 (a)	155,000	172,791
Refunding RB Series 2024 C	5.00%	09/01/30	300,000	329,291
Refunding RB Series 2024 C	5.00%	09/01/33	150,000	170,452
Refunding RB Series 2024 C	5.00%	09/01/36 (a)	125,000	141,033
California State University
RB Series 2020 C	3.00%	11/01/51 (a)	1,000,000	730,046
RB Series 2023 A	5.25%	11/01/53 (a)	1,275,000	1,344,005

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 A	4.00%	11/01/55 (a)	220,000	199,806
RB Series 2024 A	5.50%	11/01/55 (a)	200,000	215,154
Refunding RB Series 2015 A	4.00%	11/01/43 (a)	75,000	73,314
Refunding RB Series 2016 A	5.00%	11/01/27 (a)	115,000	115,262
Refunding RB Series 2016 A	5.00%	11/01/28 (a)	250,000	250,566
Refunding RB Series 2016 A	5.00%	11/01/29 (a)	100,000	100,225
Refunding RB Series 2016 A	5.00%	11/01/30 (a)	540,000	541,204
Refunding RB Series 2016 A	5.00%	11/01/32 (a)	170,000	170,354
Refunding RB Series 2016 A	4.00%	11/01/34 (a)	25,000	25,010
Refunding RB Series 2016 A	3.13%	11/01/36 (a)	1,095,000	1,031,075
Refunding RB Series 2016 A	4.00%	11/01/37 (a)	280,000	280,043
Refunding RB Series 2016 A	5.00%	11/01/41 (a)	70,000	70,103
Refunding RB Series 2016 A	4.00%	11/01/45 (a)	250,000	240,586
Refunding RB Series 2017 A	5.00%	11/01/26	320,000	325,414
Refunding RB Series 2017 A	5.00%	11/01/27 (a)	100,000	102,961
Refunding RB Series 2017 A	5.00%	11/01/28 (a)	100,000	102,908
Refunding RB Series 2017 A	5.00%	11/01/29 (a)	370,000	380,429
Refunding RB Series 2017 A	5.00%	11/01/31 (a)	555,000	569,490
Refunding RB Series 2017 A	5.00%	11/01/47 (a)	5,000,000	5,050,873
Refunding RB Series 2025 A	5.00%	11/01/28	450,000	482,336
Refunding RB Series 2025 A	5.00%	11/01/30	600,000	670,723
Refunding RB Series 2025 A	5.00%	11/01/34	1,000,000	1,182,278
Refunding RB Series 2025 A	5.00%	11/01/42 (a)	250,000	281,695
Refunding RB Series 2025 A	5.00%	11/01/43 (a)	450,000	502,928
Refunding RB Series 2025 A	5.25%	11/01/50 (a)	1,230,000	1,321,220
Refunding RB Series 2025 A	4.63%	11/01/56 (a)	1,500,000	1,504,991
Chabot-Las Positas Community College District
Refunding GO Bonds Series 2016	4.00%	08/01/35 (a)	4,000,000	4,007,760
Refunding GO Bonds Series 2016	4.00%	08/01/37 (a)	1,170,000	1,171,261
Chaffey Community College District
GO Bonds Series 2019 A	5.00%	06/01/48 (a)(b)	100,000	105,703
Chaffey Joint Union High School District
GO Bonds Series 2024 H	4.66%	08/01/49 (a)(d)	1,000,000	328,565
Chino Valley Unified School District
GO Bonds Series 2020 B	4.00%	08/01/45 (a)	2,110,000	2,052,819
GO Bonds Series 2020 B	5.00%	08/01/55 (a)	160,000	163,812
GO Bonds Series 2024 D	5.00%	08/01/55 (a)	750,000	781,669
Citrus Community College District
GO Bonds Series 2024 B	5.00%	08/01/49 (a)	250,000	262,809
City & County of San Francisco
Refunding COP Series 2024 R-1	4.00%	04/01/45 (a)	100,000	97,966
Refunding GO Bonds Series 2022 R1	5.00%	06/15/29	320,000	348,395
Refunding GO Bonds Series 2022 R-1	5.00%	06/15/28	135,000	143,458
Refunding GO Bonds Series 2022 R-1	5.00%	06/15/30	40,000	44,482
Refunding GO Bonds Series 2022 R-1	5.00%	06/15/32	55,000	63,175
Refunding GO Bonds Series 2024 R1	5.00%	06/15/26	1,095,000	1,100,870
Refunding GO Bonds Series 2024 R1	5.00%	06/15/29	500,000	544,205
Refunding GO Bonds Series 2024 R-1	5.00%	06/15/35 (a)	95,000	111,324
City of Los Angeles Department of Airports
RB Series 2019 E	5.00%	05/15/44 (a)	775,000	805,639
RB Series 2020 D	4.00%	05/15/48 (a)	200,000	189,023

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022 B	4.00%	05/15/48 (a)	4,675,000	4,418,403
RB Series 2022 I	5.00%	05/15/48 (a)	300,000	311,285
RB Series 2025 E	5.00%	05/15/50 (a)	2,545,000	2,657,191
RB Series 2025 E	5.25%	05/15/55 (a)	1,000,000	1,057,192
Refunding RB Series 2020 A	5.00%	05/15/28	250,000	264,840
Refunding RB Series 2020 A	5.00%	05/15/30 (a)	425,000	466,233
Refunding RB Series 2020 A	5.00%	05/15/31 (a)	100,000	109,295
Refunding RB Series 2020 A	5.00%	05/15/32 (a)	250,000	272,975
Refunding RB Series 2020 A	5.00%	05/15/34 (a)	510,000	553,437
Refunding RB Series 2020 A	5.00%	05/15/36 (a)	360,000	388,057
Refunding RB Series 2020 A	5.00%	05/15/38 (a)	125,000	134,176
Refunding RB Series 2020 A	5.00%	05/15/40 (a)	580,000	619,131
Refunding RB Series 2020 B	5.00%	05/15/26	200,000	200,672
Refunding RB Series 2020 B	5.00%	05/15/31 (a)	250,000	276,607
Refunding RB Series 2020 B	5.00%	05/15/32 (a)	135,000	149,207
Refunding RB Series 2020 B	5.00%	05/15/34 (a)	320,000	351,222
Refunding RB Series 2021 B	5.00%	05/15/45 (a)	550,000	576,368
Refunding RB Series 2021 B	5.00%	05/15/48 (a)	100,000	103,461
Refunding RB Series 2025 D	5.25%	05/15/51 (a)	750,000	799,142
City of Los Angeles Wastewater System Revenue
RB Series 2017 A	5.25%	06/01/47 (a)	25,000	25,352
RB Series 2018 A	5.00%	06/01/43 (a)	200,000	205,854
RB Series 2022 A	5.00%	06/01/47 (a)	80,000	84,029
RB Series 2022 A	4.00%	06/01/52 (a)	500,000	458,742
RB Series 2025 A	5.25%	06/01/50 (a)	800,000	859,713
RB Series 2025 A	5.00%	06/01/55 (a)	250,000	259,696
Refunding RB Series 2018 B	5.00%	06/01/26	250,000	251,128
Refunding RB Series 2018 B	5.00%	06/01/27	115,000	118,825
Refunding RB Series 2022 C	5.00%	06/01/28	105,000	111,355
Refunding RB Series 2022 C	5.00%	06/01/29	205,000	222,406
Refunding RB Series 2022 C	5.00%	06/01/30	100,000	110,785
Refunding RB Series 2025 A	5.00%	06/01/38 (a)	1,000,000	1,161,344
Refunding RB Series 2025 C	5.00%	06/01/26	500,000	502,257
Refunding RB Series 2025 C	5.00%	06/01/27	500,000	516,631
City of Riverside Electric Revenue
Refunding RB Series 2024 A	5.00%	10/01/49 (a)	250,000	262,855
City of Sacramento Transient Occupancy Tax Revenue
RB Series 2018 A	5.00%	06/01/48 (a)	250,000	255,358
City of San Francisco Public Utilities Commission Water Revenue
RB Series 2020 A	5.00%	11/01/50 (a)	295,000	303,408
RB Series 2020 B	5.00%	11/01/50 (a)	45,000	45,477
RB Series 2023 A	5.25%	11/01/48 (a)	400,000	431,871
RB Series 2023 A	5.25%	11/01/52 (a)	900,000	950,674
RB Series 2025 D	5.00%	11/01/55 (a)	1,000,000	1,043,394
Refunding RB Series 2016 A	5.00%	11/01/26	865,000	878,469
Refunding RB Series 2016 A	4.00%	11/01/36 (a)	40,000	40,055
Refunding RB Series 2016 A	4.00%	11/01/39 (a)	430,000	423,555
Refunding RB Series 2023 C	5.00%	11/01/32	1,000,000	1,153,985
Refunding RB Series 2023 C	5.00%	11/01/37 (a)	100,000	113,896
Refunding RB Series 2025 F	5.00%	11/01/29	1,000,000	1,093,502

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of San Jose
GO Bonds Series 2019 A-1	5.00%	09/01/45 (a)	250,000	258,370
City of Vernon Electric System Revenue
RB Series 2021 A	5.00%	10/01/27	30,000	30,945
Clovis Unified School District
GO Bonds Series 2024 C	4.00%	08/01/48 (a)	1,840,000	1,735,918
Coast Community College District
GO Bonds Series 2006 B	2.82%	08/01/27 (c)(d)	110,000	106,259
GO Bonds Series 2006 B	3.01%	08/01/30 (c)(d)	385,000	340,609
GO Bonds Series 2017 D	4.50%	08/01/39 (a)(b)	125,000	128,653
GO Bonds Series 2019 F	4.16%	08/01/40 (a)(d)	550,000	303,719
Colton Joint Unified School District
GO Bonds Series 2025 A	5.00%	08/01/55 (a)	245,000	255,345
Compton Unified School District
GO Bonds Series 2019 B	4.00%	06/01/49 (a)(c)	150,000	137,689
Contra Costa Community College District
GO Bonds Series 2014 A	4.00%	08/01/39 (a)	4,000,000	4,000,034
Contra Costa Transportation Authority Sales Tax Revenue
Refunding RB Series 2021 A	4.00%	03/01/34 (a)	40,000	42,167
Corona-Norco Unified School District
GO Bonds Series 2019 C	4.00%	08/01/49 (a)	50,000	45,504
County of Sacramento Airport System Revenue
RB Series 2024	5.00%	07/01/49 (a)	150,000	156,665
RB Series 2024	5.25%	07/01/49 (a)	750,000	797,271
County of San Bernardino
Refunding COP Series 2019 A	5.00%	10/01/26	40,000	40,537
County of San Diego
COP Series 2023	5.00%	10/01/48 (a)	100,000	104,708
County of Santa Clara
Refunding GO Bonds Series 2017 C	3.25%	08/01/39 (a)	490,000	448,481
Desert Community College District
GO Bonds Series 2021 A-1	4.00%	08/01/51 (a)	700,000	642,799
Downey Unified School District
GO Bonds Series 2023 A	4.00%	08/01/52 (a)	1,000,000	920,489
Dublin Unified School District
GO Bonds Series 2023 B	4.13%	08/01/49 (a)	1,000,000	958,368
East Bay Municipal Utility District Water System Revenue
RB Series 2017 A	5.00%	06/01/42 (a)	3,705,000	3,769,151
RB Series 2017 A	4.00%	06/01/45 (a)	155,000	151,516
RB Series 2024 A	5.00%	06/01/49 (a)	60,000	63,131
Refunding RB Series 2017 B	5.00%	06/01/29 (a)	70,000	72,252
Refunding RB Series 2017 B	5.00%	06/01/30 (a)	505,000	520,739
Refunding RB Series 2017 B	5.00%	06/01/31 (a)	250,000	257,438
Refunding RB Series 2017 B	5.00%	06/01/33 (a)	115,000	118,175
Refunding RB Series 2017 B	5.00%	06/01/35 (a)	30,000	30,764
Refunding RB Series 2025 B	5.00%	06/01/27	100,000	103,397
Refunding RB Series 2025 B	5.00%	06/01/33	475,000	554,918
East County Advanced Water Purification Joint Powers Authority
RB Series 2024 A-1	3.13%	09/01/26 (a)	570,000	570,097
RB Series 2024 A-2	5.00%	09/01/26 (a)	330,000	331,447

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
East Side Union High School District
GO Bonds Series 2024 B	5.00%	08/01/30 (c)	100,000	111,178
Eastern Municipal Water District Financing Authority
RB Series 2017 D	5.00%	07/01/47 (a)	85,000	86,026
El Camino Community College District Fountation
GO Bonds Series 2012 C	2.89%	08/01/34 (d)	750,000	569,056
Elk Grove Unified School District
GO Bonds Series 2019	4.00%	08/01/48 (a)	200,000	184,816
Refunding COP Series 2016	3.13%	02/01/40 (a)(c)	245,000	220,156
Folsom Cordova Unified School District
GO Bonds Series 2019 D	4.00%	10/01/44 (a)(c)	350,000	337,583
Foothill-De Anza Community College District
Refunding GO Bonds Series 2016	4.00%	08/01/40 (a)	100,000	97,475
Foothill-Eastern Transportation Corridor Agency
RB Series 1995 A	2.48%	01/01/28 (b)(d)	340,000	325,865
RB Series 2021 A	4.00%	01/15/46 (a)	810,000	769,910
Refunding RB Series 2014 B-2	3.50%	01/15/53 (a)	65,000	51,321
Refunding RB Series 2015	2.94%	01/15/34 (c)(d)	1,000,000	776,088
Refunding RB Series 2021 A	4.00%	01/15/46 (a)	1,500,000	1,425,759
Refunding RB Series 2021 C	4.00%	01/15/43 (a)	1,105,000	1,067,960
Fresno Unified School District
Refunding GO Bonds Series 2016 B	4.00%	08/01/46 (a)	400,000	370,544
Fullerton Joint Union High School District
GO Bonds Series 2025 A	4.00%	08/01/54 (a)	150,000	135,214
Glendale Community College District
GO Bonds Series 2017 A	5.25%	08/01/41 (a)(b)	100,000	103,968
GO Bonds Series 2017 A	4.00%	08/01/46 (a)	1,500,000	1,418,181
GO Bonds Series 2020 B	4.00%	08/01/50 (a)	170,000	157,494
GO Bonds Series 2025 A	5.00%	08/01/55 (a)	500,000	521,616
Grossmont-Cuyamaca Community College District
GO Bonds Series 2018 B	4.00%	08/01/47 (a)	130,000	122,691
Hayward Area Recreation & Park District
Refunding GO Bonds Series 2017 A	4.00%	08/01/46 (a)	25,000	24,453
Hayward Unified School District
GO Bonds Series 2017	4.00%	08/01/42 (a)(c)	35,000	34,105
GO Bonds Series 2019 A	4.00%	08/01/48 (a)	250,000	237,080
GO Bonds Series 2020	4.00%	08/01/45 (a)(c)	150,000	146,577
GO Bonds Series 2020	4.00%	08/01/50 (a)(c)	150,000	138,385
GO Bonds Series 2025 B	4.25%	08/01/55 (a)(c)	2,000,000	1,899,260
Refunding GO Bonds Series 2019	4.00%	08/01/43 (a)	1,000,000	1,001,625
Imperial Irrigation District Electric System Revenue
RB Series 2016 B-1	5.00%	11/01/46 (a)	50,000	50,280
Irvine Facilities Financing Authority
RB Series 2023 A	5.25%	05/01/48 (a)	300,000	300,228
RB Series 2023 A	4.25%	05/01/53 (a)	100,000	95,771
Special Tax Community Facilities District No. 2013-3 Series 2023 A	5.00%	09/01/48 (a)	500,000	522,653
Special Tax Community Facilities District No. 2013-3 Series 2023 A	5.25%	09/01/53 (a)	25,000	26,135
Special Tax Community Facilities District No. 2013-3 Series 2023 A	4.00%	09/01/58 (a)	100,000	88,777
Livermore Valley Joint Unified School District
GO Bonds Series 2019	4.00%	08/01/46 (a)	250,000	232,537

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Long Beach Community College District
GO Bonds Series 2019 C	4.00%	08/01/49 (a)	150,000	136,511
GO Bonds Series 2025 E	5.00%	08/01/48 (a)	500,000	534,579
Long Beach Unified School District
GO Bonds Series 2019 B	3.00%	08/01/48 (a)	150,000	113,036
GO Bonds Series 2019 B	3.00%	08/01/50 (a)	350,000	256,602
GO Bonds Series 2019 F	3.00%	08/01/47 (a)	3,250,000	2,474,466
GO Bonds Series 2023 C	4.00%	08/01/50 (a)	100,000	92,435
GO Bonds Series 2023 C	4.00%	08/01/53 (a)	1,000,000	907,388
Los Angeles Community College District
GO Bonds Series 2017 J	4.00%	08/01/41 (a)	1,000,000	996,275
GO Bonds Series 2019 K	4.00%	08/01/38 (a)	4,065,000	4,066,123
GO Bonds Series 2019 K	3.00%	08/01/39 (a)	275,000	250,564
GO Bonds Series 2022 C-1	5.00%	08/01/26	25,000	25,212
GO Bonds Series 2022 L	5.00%	08/01/36 (a)	25,000	28,175
GO Bonds Series 2023 A-1	5.00%	08/01/27	430,000	446,064
GO Bonds Series 2023 D	5.00%	08/01/28	315,000	335,659
GO Bonds Series 2023 D	5.00%	08/01/30	100,000	111,178
GO Bonds Series 2024	5.00%	08/01/26	1,190,000	1,200,079
GO Bonds Series 2024	5.00%	08/01/27	315,000	326,768
GO Bonds Series 2024	5.00%	08/01/36 (a)	45,000	52,322
GO Bonds Series 2024	5.00%	08/01/38 (a)	175,000	199,797
GO Bonds Series 2024 E	5.00%	08/01/28	700,000	745,909
GO Bonds Series 2024 E	5.00%	08/01/29	215,000	234,385
GO Bonds Series 2024 E	5.00%	08/01/30	640,000	711,541
Refunding GO Bonds Series 2015 C	5.00%	06/01/26	80,000	80,338
Refunding GO Bonds Series 2016	4.00%	08/01/37 (a)	50,000	50,046
Los Angeles County Facilities 2, Inc.
RB Series 2024 A	5.25%	06/01/49 (a)	620,000	657,439
Los Angeles County Facilities, Inc.
RB Series 2018 A	5.00%	12/01/43 (a)	490,000	507,504
RB Series 2018 A	4.00%	12/01/48 (a)	100,000	91,751
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue
RB Series 2017 A	5.00%	07/01/38 (a)	30,000	30,795
RB Series 2017 A	5.00%	07/01/42 (a)	150,000	152,937
RB Series 2017 A	5.00%	07/01/42 (a)	200,000	203,917
RB Series 2019 A	5.00%	07/01/37 (a)	120,000	125,337
RB Series 2019 B	5.00%	07/01/35 (a)	60,000	62,924
RB Series 2019 B	5.00%	07/01/36 (a)	170,000	177,948
RB Series 2020 A	5.00%	06/01/26	250,000	251,175
RB Series 2020 A	5.00%	06/01/27	175,000	180,697
RB Series 2020 A	5.00%	06/01/28	865,000	917,731
RB Series 2020 A	5.00%	06/01/29	165,000	179,274
RB Series 2020 A	5.00%	06/01/30	280,000	310,433
RB Series 2020 A	5.00%	06/01/33 (a)	2,510,000	2,580,524
RB Series 2020 A	5.00%	06/01/34 (a)	250,000	256,674
RB Series 2020 A	5.00%	06/01/35 (a)	50,000	54,521
RB Series 2020 A	4.00%	06/01/36 (a)	1,290,000	1,334,529
RB Series 2020 A	5.00%	06/01/36 (a)	35,000	37,994
RB Series 2020 A	5.00%	06/01/37 (a)	50,000	54,167
RB Series 2021 A	5.00%	06/01/29	270,000	293,357

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2021 A	5.00%	06/01/30	105,000	116,589
RB Series 2021 A	5.00%	06/01/32 (a)	165,000	185,618
RB Series 2021 A	5.00%	06/01/33 (a)	80,000	89,679
RB Series 2021 A	4.00%	06/01/34 (a)	270,000	286,909
RB Series 2021 A	4.00%	06/01/35 (a)	170,000	179,879
RB Series 2021 A	4.00%	06/01/37 (a)	40,000	41,891
Refunding RB Series 2016 A	5.00%	06/01/35 (a)	500,000	501,769
Refunding RB Series 2024 A	5.00%	06/01/31	1,000,000	1,130,145
Refunding RB Series 2024 A	5.00%	06/01/33	75,000	87,297
Refunding RB Series 2024 A	5.00%	06/01/38 (a)	125,000	143,223
Refunding RB Series 2024 A	5.00%	06/01/39 (a)	1,000,000	1,137,504
Los Angeles County Public Works Financing Authority
RB Series 2016 D	4.00%	12/01/40 (a)	200,000	199,232
RB Series 2020 A	4.00%	12/01/43 (a)	270,000	266,232
RB Series 2020 A	3.00%	12/01/50 (a)	500,000	370,429
RB Series 2021 F	4.00%	12/01/46 (a)	100,000	96,499
RB Series 2025 J	5.00%	12/01/43 (a)	1,200,000	1,337,987
RB Series 2025 J	5.00%	12/01/45 (a)	185,000	202,093
RB Series 2025 J	5.00%	12/01/47 (a)	1,000,000	1,073,042
RB Series 2025 J	5.25%	12/01/50 (a)	900,000	962,784
RB Series 2025 J	5.50%	12/01/54 (a)	1,900,000	2,052,623
Refunding RB Series 2024 H	5.00%	12/01/49 (a)	530,000	559,236
Los Angeles Department of Water & Power
RB Power System Revenue Series 2017 A	5.00%	07/01/34 (a)	160,000	162,068
RB Power System Revenue Series 2017 A	5.00%	07/01/47 (a)	100,000	100,411
RB Power System Revenue Series 2017 C	5.00%	07/01/47 (a)	3,000,000	3,020,461
RB Power System Revenue Series 2019 A	5.00%	07/01/45 (a)	140,000	142,959
RB Power System Revenue Series 2019 A	5.00%	07/01/49 (a)	175,000	177,218
RB Power System Revenue Series 2021 C	4.00%	07/01/26 (a)	50,000	50,112
RB Power System Revenue Series 2021 C	5.00%	07/01/45 (a)	1,190,000	1,227,240
RB Power System Revenue Series 2021 C	5.00%	07/01/51 (a)	1,500,000	1,525,454
RB Power System Revenue Series 2022 A	5.00%	07/01/46 (a)	130,000	133,575
RB Power System Revenue Series 2022 A	5.00%	07/01/51 (a)	265,000	269,497
RB Power System Revenue Series 2022 B	5.00%	07/01/43 (a)	50,000	52,339
RB Power System Revenue Series 2022 B	5.00%	07/01/47 (a)	110,000	113,036
RB Power System Revenue Series 2023 B	5.25%	07/01/53 (a)	40,000	41,322
RB Power System Revenue Series 2024 D	5.00%	07/01/43 (a)	510,000	540,300
RB Power System Revenue Series 2024 D	5.00%	07/01/45 (a)	425,000	444,675
RB Power System Revenue Series 2024 D	5.00%	07/01/47 (a)	100,000	103,495
RB Power System Revenue Series 2024 D	5.00%	07/01/50 (a)	100,000	102,664
Refunding RB Series 2026 D	5.00%	07/01/36 (a)	2,000,000	2,223,813
Refunding RB Power System Revenue Series 2017 B	5.00%	07/01/35 (a)	10,000	10,122
Refunding RB Power System Revenue Series 2018 D	5.00%	07/01/33 (a)	200,000	207,767
Refunding RB Power System Revenue Series 2018 D	5.00%	07/01/34 (a)	250,000	259,157
Refunding RB Power System Revenue Series 2019 B	5.00%	07/01/32 (a)	280,000	293,225
Refunding RB Power System Revenue Series 2019 B	5.00%	07/01/33 (a)	400,000	418,414
Refunding RB Power System Revenue Series 2019 D	5.00%	07/01/32 (a)	1,000,000	1,055,396
Refunding RB Power System Revenue Series 2019 D	5.00%	07/01/44 (a)	250,000	257,076
Refunding RB Power System Revenue Series 2020 A	5.00%	07/01/27	230,000	236,568
Refunding RB Power System Revenue Series 2020 A	5.00%	07/01/29	150,000	159,389
Refunding RB Power System Revenue Series 2020 B	5.00%	07/01/40 (a)	235,000	245,588

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Power System Revenue Series 2020 B	5.00%	07/01/45 (a)	700,000	718,096
Refunding RB Power System Revenue Series 2021 B	5.00%	07/01/41 (a)	300,000	313,207
Refunding RB Power System Revenue Series 2021 B	5.00%	07/01/46 (a)	80,000	82,011
Refunding RB Power System Revenue Series 2021 B	5.00%	07/01/48 (a)	150,000	152,908
Refunding RB Power System Revenue Series 2022 C	5.00%	07/01/40 (a)	900,000	951,482
Refunding RB Power System Revenue Series 2022 C	5.00%	07/01/41 (a)	345,000	363,044
Refunding RB Power System Revenue Series 2022 E	5.00%	07/01/26	100,000	100,470
Refunding RB Power System Revenue Series 2022 E	5.00%	07/01/27	200,000	205,712
Refunding RB Power System Revenue Series 2022 E	5.00%	07/01/29	100,000	106,260
Refunding RB Power System Revenue Series 2023 A	5.00%	07/01/28	255,000	266,630
Refunding RB Power System Revenue Series 2023 A	5.00%	07/01/29	1,135,000	1,206,046
Refunding RB Power System Revenue Series 2023 A	5.00%	07/01/31	105,000	114,764
Refunding RB Power System Revenue Series 2023 D	5.00%	07/01/32	500,000	552,966
Refunding RB Power System Revenue Series 2023 D	5.00%	07/01/42 (a)	5,000	5,294
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/35 (a)	1,000,000	1,101,335
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/36 (a)	325,000	354,478
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/38 (a)	380,000	410,068
Refunding RB Power System Revenue Series 2023 E	5.00%	07/01/53 (a)	125,000	127,333
Refunding RB Power System Revenue Series 2024 A	5.00%	07/01/29	250,000	265,649
Refunding RB Power System Revenue Series 2024 B	5.00%	07/01/36 (a)	85,000	93,172
Refunding RB Power System Revenue Series 2024 B	5.00%	07/01/37 (a)	415,000	452,482
Refunding RB Power System Revenue Series 2024 B	5.00%	07/01/38 (a)	150,000	162,576
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/35 (a)	410,000	454,056
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/39 (a)	1,020,000	1,098,700
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/44 (a)	1,905,000	2,001,006
Refunding RB Power System Revenue Series 2024 C	5.00%	07/01/46 (a)	815,000	846,438
Refunding RB Power System Revenue Series 2024 E	5.00%	07/01/30	250,000	269,503
Refunding RB Power System Revenue Series 2024 E	5.00%	07/01/39 (a)	250,000	270,350
Refunding RB Power System Revenue Series 2025 A	5.00%	07/01/28 (a)	1,500,000	1,553,576
Refunding RB Power System Revenue Series 2025 A	5.00%	07/01/50 (a)	2,000,000	2,055,907
Refunding RB Power System Revenue Series 2025 A	5.00%	07/01/53 (a)(c)	1,000,000	1,028,318
Refunding RB Power System Revenue Series 2025 B	5.00%	07/01/30	1,000,000	1,078,012
Refunding RB Power System Revenue Series 2025 B	5.00%	07/01/31	1,000,000	1,092,989
Refunding RB Power System Revenue Series 2025 C	5.00%	07/01/30 (a)	2,000,000	2,138,676
Refunding RB Power System Revenue Series 2025 C	5.00%	07/01/42 (a)	750,000	804,123
Los Angeles Department of Water & Power Water System Revenue
RB Series 2018 A	5.00%	07/01/48 (a)	85,000	85,759
RB Series 2024 A	5.00%	07/01/31	250,000	273,247
Refunding RB Series 2020 A	5.00%	07/01/41 (a)	85,000	88,380
Refunding RB Series 2020 A	5.00%	07/01/50 (a)	300,000	304,480
Refunding RB Series 2021 B	5.00%	07/01/46 (a)	1,000,000	1,025,141
Refunding RB Series 2021 C	5.00%	07/01/36 (a)	100,000	105,594
Refunding RB Series 2021 C	5.00%	07/01/37 (a)	215,000	226,400
Refunding RB Series 2021 C	5.00%	07/01/38 (a)	105,000	110,179
Refunding RB Series 2021 C	5.00%	07/01/40 (a)	500,000	522,528
Refunding RB Series 2022 B	5.00%	07/01/47 (a)	295,000	302,568
Refunding RB Series 2022 B	4.00%	07/01/49 (a)	200,000	181,738
Refunding RB Series 2022 C	5.00%	07/01/38 (a)	75,000	80,207
Refunding RB Series 2022 C	5.00%	07/01/39 (a)	435,000	462,811
Refunding RB Series 2022 C	5.00%	07/01/40 (a)	100,000	106,161
Refunding RB Series 2022 C	5.00%	07/01/41 (a)	245,000	258,798

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022 C	5.00%	07/01/42 (a)	350,000	368,063
Refunding RB Series 2022 C	5.00%	07/01/43 (a)	150,000	157,018
Refunding RB Series 2022 D	5.00%	07/01/47 (a)	55,000	56,518
Refunding RB Series 2022 D	5.00%	07/01/52 (a)	500,000	508,843
Refunding RB Series 2023 A	5.00%	07/01/33	75,000	83,644
Refunding RB Series 2023 A	5.00%	07/01/34 (a)	150,000	166,364
Refunding RB Series 2024 B	5.00%	07/01/38 (a)	250,000	272,118
Refunding RB Series 2024 B	5.00%	07/01/39 (a)	1,550,000	1,676,170
Refunding RB Series 2025 A	5.00%	01/01/30 (a)	705,000	746,978
Refunding RB Series 2025 C	5.00%	07/01/39 (a)	2,000,000	2,179,297
Refunding RB Series 2025 C	5.00%	07/01/42 (a)	2,500,000	2,690,401
Refunding RB Series 2025 C	5.00%	07/01/44 (a)(c)	280,000	297,457
Refunding RB Series 2025 C	5.00%	07/01/49 (a)	1,000,000	1,031,905
Los Angeles Unified School District
COP Series 2023 A	5.00%	10/01/34 (a)(b)	1,190,000	1,381,918
COP Series 2023 A	5.00%	10/01/34 (a)	795,000	917,362
COP Series 2023 A	5.00%	10/01/36 (a)(b)	60,000	69,677
COP Series 2023 A	5.00%	10/01/36 (a)	40,000	45,038
COP Series 2023 A	5.00%	10/01/37 (a)(b)	55,000	63,870
COP Series 2023 A	5.00%	10/01/37 (a)	35,000	39,124
GO Bonds Series 2016 A	4.00%	07/01/40 (a)	110,000	107,661
GO Bonds Series 2018 B-1	5.00%	07/01/26	250,000	251,631
GO Bonds Series 2018 B-1	5.00%	07/01/27	250,000	258,643
GO Bonds Series 2018 B-1	5.00%	07/01/30 (a)	100,000	104,393
GO Bonds Series 2018 B-1	5.00%	07/01/32 (a)	425,000	442,468
GO Bonds Series 2018 B-1	5.00%	07/01/33 (a)	225,000	233,915
GO Bonds Series 2018 B-1	5.25%	07/01/42 (a)	310,000	319,776
GO Bonds Series 2020 C	5.00%	07/01/26	625,000	629,077
GO Bonds Series 2020 C	5.00%	07/01/27	215,000	222,433
GO Bonds Series 2020 C	5.00%	07/01/29	185,000	200,888
GO Bonds Series 2020 C	4.00%	07/01/31 (a)	140,000	148,542
GO Bonds Series 2020 C	3.00%	07/01/35 (a)	70,000	67,177
GO Bonds Series 2020 C	4.00%	07/01/37 (a)	80,000	82,135
GO Bonds Series 2020 C	4.00%	07/01/39 (a)	50,000	50,841
GO Bonds Series 2020 C	4.00%	07/01/40 (a)	350,000	354,087
GO Bonds Series 2020 C	4.00%	07/01/44 (a)	205,000	203,950
GO Bonds Series 2020 C	3.00%	07/01/45 (a)	100,000	80,848
GO Bonds Series 2020 RYQ	5.00%	07/01/33 (a)	85,000	93,101
GO Bonds Series 2020 RYQ	5.00%	07/01/35 (a)	200,000	217,843
GO Bonds Series 2020 RYQ	4.00%	07/01/36 (a)	115,000	118,586
GO Bonds Series 2020 RYQ	4.00%	07/01/37 (a)	25,000	25,667
GO Bonds Series 2020 RYQ	4.00%	07/01/44 (a)	630,000	626,774
GO Bonds Series 2021 RYRR	4.00%	07/01/46 (a)	135,000	130,690
GO Bonds Series 2022 QRR	5.00%	07/01/29	140,000	152,024
GO Bonds Series 2022 QRR	5.25%	07/01/47 (a)	255,000	271,853
GO Bonds Series 2023	5.00%	07/01/37 (a)	10,000	11,395
GO Bonds Series 2023	5.00%	07/01/38 (a)	25,000	28,262
GO Bonds Series 2023	5.25%	07/01/40 (a)	505,000	570,748
GO Bonds Series 2023	5.25%	07/01/42 (a)	50,000	55,907
GO Bonds Series 2023	5.25%	07/01/48 (a)	1,285,000	1,369,880
GO Bonds Series 2024 QRR	5.00%	07/01/35 (a)	1,500,000	1,759,581

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024 QRR	5.00%	07/01/39 (a)	70,000	79,440
GO Bonds Series 2024 QRR	5.00%	07/01/40 (a)	50,000	56,212
GO Bonds Series 2024 QRR	5.00%	07/01/43 (a)	250,000	276,027
GO Bonds Series 2024 QRR	5.00%	07/01/44 (a)	2,000,000	2,186,541
GO Bonds Series 2024 QRR	5.00%	07/01/45 (a)	45,000	48,686
GO Bonds Series 2024 QRR	5.25%	07/01/49 (a)	85,000	90,817
Refunding GO Bonds Series 2016 B	5.00%	07/01/27 (a)	155,000	156,053
Refunding GO Bonds Series 2016 B	2.00%	07/01/29 (a)	100,000	96,089
Refunding GO Bonds Series 2016 B	5.00%	07/01/30 (a)	30,000	30,181
Refunding GO Bonds Series 2016 B	3.00%	07/01/31 (a)	165,000	163,429
Refunding GO Bonds Series 2016 B	3.00%	07/01/32 (a)	50,000	48,897
Refunding GO Bonds Series 2017 A	5.00%	07/01/26	410,000	412,675
Refunding GO Bonds Series 2017 A	5.00%	07/01/27	1,085,000	1,122,510
Refunding GO Bonds Series 2019 A	5.00%	07/01/27	475,000	491,421
Refunding GO Bonds Series 2019 A	5.00%	07/01/29	530,000	575,518
Refunding GO Bonds Series 2019 A	5.00%	07/01/30 (a)	180,000	195,078
Refunding GO Bonds Series 2019 A	5.00%	07/01/31 (a)	200,000	216,106
Refunding GO Bonds Series 2019 A	5.00%	07/01/32 (a)	575,000	618,082
Refunding GO Bonds Series 2020 A	5.00%	07/01/27	300,000	310,371
Refunding GO Bonds Series 2020 A	5.00%	07/01/28	275,000	291,868
Refunding GO Bonds Series 2024 A	5.00%	07/01/26	1,060,000	1,066,915
Refunding GO Bonds Series 2024 A	5.00%	07/01/27	1,445,000	1,494,955
Refunding GO Bonds Series 2024 A	5.00%	07/01/28	875,000	928,672
Refunding GO Bonds Series 2024 A	5.00%	07/01/29	1,175,000	1,275,913
Refunding GO Bonds Series 2024 A	5.00%	07/01/30	1,540,000	1,705,492
Refunding GO Bonds Series 2024 A	5.00%	07/01/31	500,000	563,543
Refunding GO Bonds Series 2024 A	5.00%	07/01/32	2,025,000	2,316,113
Refunding GO Bonds Series 2024 A	5.00%	07/01/33	6,000,000	6,939,223
Refunding GO Bonds Series 2024 A	5.00%	07/01/34	235,000	275,005
Refunding GO Bonds Series 2025 A	5.00%	07/01/29	125,000	135,735
Marin Healthcare District
GO Bonds Series 2017 A	4.00%	08/01/47 (a)	350,000	320,085
Metropolitan Water District of Southern California
RB Series 2020 A	5.00%	10/01/45 (a)	1,535,000	1,602,193
RB Series 2021 A	5.00%	10/01/46 (a)	200,000	211,377
RB Series 2023 A	5.00%	04/01/53 (a)	40,000	41,525
Refunding RB Series 2017 A	2.50%	07/01/26	100,000	99,950
Refunding RB Series 2017 A	2.50%	07/01/27	150,000	149,743
Refunding RB Series 2019 A	5.00%	07/01/29	25,000	27,180
Refunding RB Series 2019 A	5.00%	07/01/30 (a)	1,350,000	1,449,867
Refunding RB Series 2019 A	5.00%	07/01/34 (a)	3,500,000	3,719,232
Refunding RB Series 2020 A	5.00%	07/01/27	255,000	264,201
Refunding RB Series 2020 C	5.00%	07/01/40 (a)	20,000	21,362
Refunding RB Series 2022 A	5.00%	10/01/28	550,000	588,903
Refunding RB Series 2022 A	5.00%	10/01/29	250,000	273,971
Refunding RB Series 2024 A	5.00%	04/01/31	25,000	28,245
Refunding RB Series 2024 A	5.00%	04/01/34	110,000	130,065
Mountain View-Whisman School District
GO Bonds Series 2022 B	4.25%	09/01/45 (a)	40,000	40,185

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Mt San Antonio Community College District
GO Bonds Series 2019 A	4.00%	08/01/49 (a)	525,000	492,140
GO Bonds Series 2021 E	4.07%	08/01/46 (a)(d)	250,000	96,204
GO Bonds Series 2025 A	5.00%	08/01/50 (a)	1,000,000	1,059,034
GO Bonds Series 2025 A	5.25%	08/01/55 (a)	500,000	534,241
Municipal Improvement Corp. of Los Angeles
RB Series 2025 A	5.00%	05/01/46 (a)	1,000,000	1,053,250
RB Series 2025 A	5.25%	05/01/50 (a)	1,000,000	1,054,607
RB Series 2025 A	5.00%	05/01/55 (a)	1,100,000	1,129,058
Refunding RB Series 2016 B	5.00%	11/01/28 (a)	75,000	76,028
Refunding RB Series 2016 B	5.00%	11/01/29 (a)	35,000	35,476
Refunding RB Series 2016 B	5.00%	11/01/30 (a)	315,000	319,209
Refunding RB Series 2016 B	5.00%	11/01/31 (a)	200,000	202,544
Refunding RB Series 2016 B	4.00%	11/01/33 (a)	580,000	581,570
Refunding RB Series 2016 B	4.00%	11/01/34 (a)	500,000	500,740
Refunding RB Series 2016 B	4.00%	11/01/35 (a)	150,000	150,123
Napa Valley Unified School District
GO Bonds Series 2019 C	4.00%	08/01/44 (a)(c)	250,000	242,099
Natomas Unified School District
GO Bonds Series 2020 A	4.00%	08/01/49 (a)(c)	25,000	22,904
New Haven Unified School District
GO Bonds Series 2009	3.52%	08/01/33 (c)(d)	125,000	98,899
Newport Mesa Unified School District
GO Bonds Series 2011	3.10%	08/01/33 (d)	250,000	199,663
Norman Y Mineta San Jose International Airport SJC
Refunding RB Series 2017 B	5.00%	03/01/42 (a)	100,000	101,297
Refunding RB Series 2017 B	5.00%	03/01/47 (a)(c)	160,000	161,252
North Orange County Community College District
GO Bonds Series 2003 B	2.97%	08/01/28 (c)(d)	35,000	33,022
Northern California Sanitation Agencies Financing Authority
Refunding RB Sacramento Area Sewer District Series 2020 A	5.00%	12/01/50 (a)	100,000	103,493
Refunding RB Sacramento Area Sewer District Series 2021	5.00%	12/01/31	35,000	39,903
Refunding RB Sacramento Area Sewer District Series 2021	5.00%	12/01/32 (a)	125,000	144,821
Refunding RB Sacramento Area Sewer District Series 2021	5.00%	12/01/33 (a)	115,000	130,276
Refunding RB Sacramento Area Sewer District Series 2024 A	5.00%	12/01/35 (a)	65,000	76,617
Refunding RB Sacramento Area Sewer District Series 2024 A	5.00%	12/01/38 (a)	55,000	63,476
Oakland Unified School District/Alameda County
GO Bonds Series 2021 A	4.00%	08/01/46 (a)(c)	295,000	277,153
Orange County Local Transportation Authority Sales Tax Revenue
RB Series 2019	5.00%	02/15/41 (a)	100,000	104,193
Oxnard Union High School District
GO Bonds Series 2018 A	5.00%	08/01/42 (a)(b)	100,000	100,901
GO Bonds Series 2022 C	4.00%	08/01/47 (a)	50,000	47,934
Palo Alto Unified School District
GO Bonds Series 2025	5.00%	08/01/29	500,000	545,250
Palomar Community College District
GO Bonds Series 2017 D	4.00%	08/01/46 (a)	100,000	95,616
Pasadena Area Community College District
Refunding GO Bonds Series 2023 A-1	5.00%	08/01/48 (a)	230,000	239,866
Peninsula Corridor Joint Powers Board Measure RR Sales Tax Revenue
RB Series 2022 A	5.00%	06/01/51 (a)	300,000	308,770

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Peralta Community College District
GO Bonds Series 2022 B	5.50%	08/01/52 (a)	1,000,000	1,057,948
Perris Union High School District
GO Bonds Series 2019 A	4.00%	09/01/43 (a)(c)	35,000	34,517
Pleasanton Unified School District
GO Bonds Series 2023	4.00%	08/01/52 (a)	555,000	499,934
Pomona Unified School District
GO Bonds Series 2025 A	5.00%	08/01/55 (a)	135,000	140,605
Poway Unified School District
GO Bonds Facilities Improvement District No. 2007-1 Series 2009 A	6.50%	08/01/31 (d)	60,000	51,020
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	3.98%	08/01/33 (d)	85,000	67,042
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	2.92%	08/01/34 (d)	280,000	212,239
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	4.12%	08/01/37 (d)	250,000	164,848
GO Bonds Facilities Improvement District No. 2007-1 Series 2011	4.61%	08/01/51 (d)	2,635,000	796,940
Rancho Santiago Community College District
GO Bonds Series 2006 C	3.31%	09/01/30 (c)(d)	280,000	245,229
Rio Hondo Community College District
GO Bonds Series 2022 D	4.49%	08/01/44 (a)(d)	500,000	211,134
GO Bonds Series 2022 D	4.34%	08/01/45 (a)(d)	300,000	119,750
GO Bonds Series 2025 A	4.38%	08/01/55 (a)	350,000	341,298
River Islands Public Financing Authority
Refunding Special Tax Community Facilities District No. 2003-1 Area 1 Series 2022 A-1	5.25%	09/01/52 (a)(c)	500,000	520,431
Riverside Community College District
GO Bonds Series 2025 A	4.00%	08/01/50 (a)	250,000	236,673
GO Bonds Series 2025 A	4.00%	08/01/54 (a)	250,000	232,094
Riverside County Transportation Commission
Refunding RB Series 2021 B-1	4.00%	06/01/37 (a)	60,000	61,970
Refunding RB Series 2021 B-1	4.00%	06/01/39 (a)	275,000	283,775
Refunding RB Series 2021 B-1	4.00%	06/01/40 (a)	80,000	82,207
Refunding RB Series 2021 B-1	4.00%	06/01/46 (a)	150,000	135,389
Refunding RB Series 2021 C	4.00%	06/01/47 (a)	50,000	44,307
Riverside County Transportation Commission Sales Tax Revenue
Refunding RB Series 2017 B	5.00%	06/01/30 (a)	170,000	177,505
Refunding RB Series 2017 B	5.00%	06/01/32 (a)	550,000	572,910
Refunding RB Series 2017 B	5.00%	06/01/35 (a)	225,000	233,480
Refunding RB Series 2017 B	5.00%	06/01/37 (a)	25,000	25,879
Riverside Unified School District
GO Bonds Series 2019 B	4.00%	08/01/42 (a)	200,000	195,395
Sacramento Area Flood Control Agency
Refunding Special Assesment Consolidated Capital Assessment District No. 2 Series 2016 A	5.00%	10/01/41 (a)	305,000	307,547
Sacramento City Financing Authority
Refunding RB Series 2006	5.25%	12/01/30 (c)	385,000	419,535
Sacramento City Unified School District
GO Bonds Series 2021 G	4.00%	08/01/49 (a)(c)	250,000	232,838
GO Bonds Series 2022 A	5.50%	08/01/52 (a)(c)	820,000	854,955
GO Bonds Series 2025 C	5.00%	08/01/50 (a)	300,000	312,509
GO Bonds Series 2025 C	5.00%	08/01/54 (a)	2,500,000	2,582,556
Sacramento Municipal Utility District
RB Series 2019 G	5.00%	08/15/39 (a)	35,000	37,114
RB Series 2019 G	5.00%	08/15/40 (a)	240,000	253,227

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2020 H	4.00%	08/15/45 (a)	325,000	315,344
RB Series 2023 K	5.00%	08/15/48 (a)	3,020,000	3,185,382
RB Series 2023 K	5.00%	08/15/53 (a)	105,000	109,111
RB Series 2024 M	5.00%	11/15/49 (a)	90,000	95,020
RB Series 2024 M	5.00%	11/15/54 (a)	435,000	452,739
Refunding RB Series 2024 N-1	5.00%	11/15/32	120,000	138,864
Sacramento Transportation Authority Sales Tax Revenue
Refunding RB Series 2023	5.00%	10/01/32	95,000	109,632
Refunding RB Series 2023	5.00%	10/01/34 (a)	125,000	145,669
Refunding RB Series 2023	5.00%	10/01/36 (a)	180,000	207,021
San Bernardino City Unified School District
GO Bonds Series 2020 F	3.00%	08/01/44 (a)(c)	1,000,000	832,148
San Bernardino Community College District
GO Bonds Series 2009 B	4.16%	08/01/38 (d)	255,000	153,507
GO Bonds Series 2009 B	4.63%	08/01/48 (d)	150,000	53,687
GO Bonds Series 2019 A	4.00%	08/01/49 (a)(b)	60,000	61,465
GO Bonds Series 2023 B	4.13%	08/01/49 (a)	540,000	520,571
GO Bonds Series 2023 B	5.00%	08/01/49 (a)	120,000	124,932
GO Bonds Series 2025 F	5.17%	08/01/50 (a)(d)	1,000,000	280,881
San Diego Community College District
GO Bonds Series 2016	5.00%	08/01/29 (a)(b)	220,000	222,048
GO Bonds Series 2016	5.00%	08/01/31 (a)(b)	25,000	25,233
GO Bonds Series 2024	5.00%	08/01/30	75,000	83,712
GO Bonds Series 2025 A-1	4.00%	08/01/50 (a)	1,000,000	938,423
GO Bonds Series 2025 A-1	5.00%	08/01/55 (a)	1,520,000	1,586,894
San Diego County Regional Airport Authority
RB Series 2021 A	4.00%	07/01/46 (a)	1,075,000	1,033,602
RB Series 2021 A	4.00%	07/01/51 (a)	350,000	322,709
RB Series 2021 A	5.00%	07/01/51 (a)	35,000	36,038
RB Series 2021 A	4.00%	07/01/56 (a)	545,000	490,918
RB Series 2021 A	5.00%	07/01/56 (a)	305,000	310,879
Refunding RB Series 2019 A	5.00%	07/01/36 (a)	55,000	58,541
Refunding RB Series 2019 A	4.00%	07/01/38 (a)	25,000	25,316
San Diego County Regional Transportation Commission
RB Series 2016 A	5.00%	04/01/48 (a)(b)	200,000	200,000
Refunding RB Series 2023 A	5.00%	04/01/29	200,000	216,923
Refunding RB Series 2023 A	5.00%	04/01/32	75,000	86,214
Refunding RB Series 2023 A	5.00%	04/01/33	530,000	617,844
Refunding RB Series 2023 A	5.00%	04/01/37 (a)	300,000	341,134
San Diego County Water Authority
Refunding RB Series 2021 B	4.00%	05/01/33 (a)	30,000	31,835
Refunding RB Series 2021 B	4.00%	05/01/34 (a)	80,000	84,390
Refunding RB Series 2021 B	4.00%	05/01/35 (a)	260,000	273,005
Refunding RB Series 2021 B	4.00%	05/01/36 (a)	50,000	52,240
Refunding RB Series 2021 S-1	5.00%	05/01/28 (a)	695,000	733,116
San Diego Public Facilities Financing Authority
RB Series 2021 A	4.00%	10/15/50 (a)	260,000	237,953
RB Series 2023 A	4.00%	10/15/48 (a)	125,000	117,384
RB Series 2023 A	4.00%	08/01/52 (a)	500,000	456,882
RB Sewer Utility Revenue Series 2022 A	5.00%	05/15/47 (a)	15,000	15,842
RB Sewer Utility Revenue Series 2023 A	5.25%	08/01/48 (a)	35,000	37,686

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Sewer Utility Revenue Series 2024 A	5.00%	05/15/54 (a)	250,000	260,022
RB Water Utility Revenue Series 2019 A	5.00%	08/01/43 (a)	200,000	206,740
Refunding RB Series 2025 A	5.25%	10/15/55 (a)	2,500,000	2,646,327
Refunding RB Sewer Utility Revenue Series 2016 A	5.00%	05/15/27 (a)	75,000	75,240
Refunding RB Sewer Utility Revenue Series 2016 B	5.00%	08/01/27 (a)	75,000	75,655
San Diego Unified School District
GO Bonds Series 2010 C	3.08%	07/01/30 (d)	30,000	26,613
GO Bonds Series 2010 C	3.41%	07/01/35 (d)	200,000	146,687
GO Bonds Series 2010 C	3.96%	07/01/38 (d)	2,000,000	1,266,792
GO Bonds Series 2010 C	4.23%	07/01/45 (d)	150,000	64,949
GO Bonds Series 2012 R-1	3.04%	07/01/30 (d)	165,000	146,372
GO Bonds Series 2017 I	3.13%	07/01/42 (a)	175,000	150,317
GO Bonds Series 2017 I	4.00%	07/01/47 (a)	100,000	94,530
GO Bonds Series 2019 B	3.25%	07/01/48 (a)	350,000	278,911
GO Bonds Series 2019 L	4.00%	07/01/49 (a)	100,000	93,329
GO Bonds Series 2020 D-2	2.00%	07/01/45 (a)	2,000,000	1,321,736
GO Bonds Series 2020 M-2	4.00%	07/01/50 (a)	200,000	185,307
GO Bonds Series 2021 N-2	4.00%	07/01/46 (a)	1,765,000	1,706,319
GO Bonds Series 2022 F-2	5.00%	07/01/29	275,000	299,521
GO Bonds Series 2023 A-3	5.00%	07/01/48 (a)	1,250,000	1,315,057
GO Bonds Series 2023 A-3	4.00%	07/01/53 (a)	1,900,000	1,748,155
GO Bonds Series 2023 G	5.00%	07/01/28	685,000	728,574
GO Bonds Series 2023 G	5.00%	07/01/43 (a)	85,000	92,804
GO Bonds Series 2023 G	4.00%	07/01/53 (a)	530,000	487,643
GO Bonds Series 2023 N-2	5.00%	07/01/48 (a)	55,000	57,863
GO Bonds Series 2023 N-2	5.00%	07/01/53 (a)	180,000	186,266
GO Bonds Series 2024 B-3	4.00%	07/01/54 (a)	350,000	317,993
GO Bonds Series 2024 H-2	5.00%	07/01/49 (a)	1,655,000	1,741,429
GO Bonds Series 2025 C-3	5.00%	07/01/26	210,000	211,333
GO Bonds Series 2025 C-3	5.00%	07/01/50 (a)	1,500,000	1,576,161
GO Bonds Series 2025 I-3	5.00%	07/01/26	220,000	221,396
Refunding GO Bonds Series 2005 E-2	5.50%	07/01/27 (c)	150,000	156,466
Refunding GO Bonds Series 2006 F-1	5.25%	07/01/28 (c)	90,000	96,320
Refunding GO Bonds Series 2025 ZR-6A	5.00%	07/01/42	300,000	351,487
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2017 A-1	4.00%	08/01/42 (a)	150,000	147,068
GO Bonds Series 2019 B-1	4.00%	08/01/44 (a)	305,000	301,488
GO Bonds Series 2019 B-1	3.00%	08/01/49 (a)	150,000	111,711
GO Bonds Series 2020 C-1	4.00%	08/01/45 (a)	205,000	199,444
GO Bonds Series 2020 C-1	3.00%	08/01/50 (a)	1,355,000	995,168
GO Bonds Series 2022 D1	4.00%	08/01/47 (a)	100,000	94,796
GO Bonds Series 2022 D-1	5.25%	08/01/47 (a)	190,000	201,249
GO Bonds Series 2022 D-1	4.25%	08/01/52 (a)	135,000	129,633
Refunding GO Bonds Series 2017 E	5.00%	08/01/36 (a)	50,000	51,476
San Francisco City & County Airport Comm-San Francisco International Airport
RB Series 2017 B	5.00%	05/01/47 (a)	150,000	151,494
RB Series 2018 E	5.00%	05/01/48 (a)	100,000	101,736
RB Series 2019 B	5.00%	05/01/49 (a)	30,000	30,702
RB Series 2019 F	5.00%	05/01/50 (a)	100,000	101,919
Refunding RB Series 2019 D	5.00%	05/01/32 (a)	500,000	537,872
Refunding RB Series 2019 D	5.00%	05/01/33 (a)	50,000	53,640

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2019 D	5.00%	05/01/34 (a)	65,000	69,552
Refunding RB Series 2019 D	5.00%	05/01/37 (a)	380,000	403,077
Refunding RB Series 2021 B	5.00%	05/01/31	60,000	67,523
Refunding RB Series 2022 B	4.00%	05/01/52 (a)	425,000	390,164
Refunding RB Series 2022 B	5.00%	05/01/52 (a)	1,115,000	1,148,578
Refunding RB Series 2023 B	5.00%	05/01/43 (a)	40,000	43,469
Refunding RB Series 2023 D	5.25%	05/01/48 (a)	1,290,000	1,379,536
San Francisco City & County Public Utilities Commission Power Revenue
RB Series 2023 A	5.00%	11/01/53 (a)	2,000,000	2,066,462
San Francisco City & County Public Utilities Commission Wastewater Revenue
RB Series 2013 B	4.00%	10/01/42 (a)	800,000	774,997
RB Series 2018 A	4.00%	10/01/43 (a)	200,000	194,315
RB Series 2021 A	5.00%	10/01/44 (a)	310,000	331,968
RB Series 2021 A	5.00%	10/01/45 (a)	4,000,000	4,255,447
RB Series 2023 A	5.00%	10/01/27	20,000	20,857
RB Series 2023 A	5.00%	10/01/28	30,000	32,046
RB Series 2023 A	5.00%	10/01/29	25,000	27,291
RB Series 2023 A	5.00%	10/01/30	100,000	111,436
RB Series 2024 C	5.00%	10/01/49 (a)	50,000	52,973
RB Series 2024 C	5.00%	10/01/54 (a)	1,845,000	1,919,245
San Francisco Community College District
GO Bonds Series 2024 B	5.25%	06/15/49 (a)	500,000	531,391
San Francisco Municipal Transportation Agency
RB Series 2017	4.00%	03/01/46 (a)	100,000	93,728
San Joaquin Hills Transportation Corridor Agency
Refunding RB Series 1997 A	3.62%	01/15/32 (c)(d)	100,000	81,280
Refunding RB Series 2014 A	4.00%	01/15/50 (a)	100,000	89,937
Refunding RB Series 2021 A	5.00%	01/15/33 (a)	50,000	54,520
Refunding RB Series 2021 A	4.00%	01/15/34 (a)	360,000	369,649
San Jose Evergreen Community College District
GO Bonds Series 2023 C	4.00%	09/01/45 (a)	1,535,000	1,521,921
San Jose Financing Authority
RB Wastewater Revenue Series 2022 B	5.00%	11/01/47 (a)	100,000	105,675
RB Wastewater Revenue Series 2022 B	5.00%	11/01/52 (a)	175,000	182,129
San Jose Redevelopment Successor Agency
Refunding Tax Allocation Series 2017 A	5.00%	08/01/34 (a)	325,000	333,351
Refunding Tax Allocation Series 2017 A	5.00%	08/01/35 (a)	155,000	158,738
San Marcos Unified School District
GO Bonds Series 2025 A	5.25%	08/01/55 (a)	1,000,000	1,058,251
San Mateo County Community College District
GO Bonds Series 2006 B	2.75%	09/01/32 (c)(d)	410,000	338,429
GO Bonds Series 2006 B	3.52%	09/01/34 (c)(d)	50,000	38,150
GO Bonds Series 2018 B	5.00%	09/01/45 (a)	150,000	154,682
San Mateo Foster City Public Financing Authority
RB Series 2019	4.00%	08/01/44 (a)	250,000	241,789
San Mateo Foster City School District
GO Bonds Series 2023 B	4.00%	08/01/51 (a)	150,000	140,371
San Mateo Joint Powers Financing Authority
RB Series 2018 A	5.00%	07/15/43 (a)	150,000	154,628
Santa Clara County Financing Authority
RB Series 2019 A	3.13%	05/01/47 (a)	275,000	217,450

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Santa Clara Unified School District
GO Bonds Series 2017	3.50%	07/01/42 (a)	25,000	23,199
Santa Clara Valley Transportation Authority
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/26	250,000	250,000
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/29	50,000	54,200
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/34 (a)	260,000	300,188
Refunding RB 2000 Measure A Sales Tax Series 2023 A	5.00%	04/01/36 (a)	40,000	45,690
Santa Clara Valley Water District
COP Series 2023 C1-2	4.00%	06/01/26 (a)	30,000	30,045
Refunding RB Series 2024 A-2	5.00%	06/01/26 (a)	345,000	345,807
Santa Monica Community College District
GO Bonds Series 2018 A	4.00%	08/01/47 (a)	150,000	141,139
GO Bonds Series 2022 B	4.00%	08/01/45 (a)	150,000	147,103
Santa Monica-Malibu Unified School District
GO Bonds Series 2025 A	5.00%	08/01/50 (a)	1,260,000	1,319,160
GO Bonds School Facilities Improvement District No. Series 2025 A	5.00%	08/01/55 (a)	1,000,000	1,035,383
Southern California Public Power Authority
RB Los Angeles Department of Water & Power Power System Revenue Series 2023 1	5.00%	07/01/37 (a)	500,000	542,610
RB Los Angeles Department of Water & Power Power System Revenue Series 2024	5.00%	07/01/44 (a)	730,000	768,781
Refunding RB Southern Transmission Project Series 2015 C	5.00%	07/01/26 (a)	200,000	200,592
Southwestern Community College District
GO Bonds Series 2017 A	4.00%	08/01/47 (a)	50,000	47,189
State of California
GO Bonds Series 2003	5.00%	02/01/28 (c)	70,000	73,277
GO Bonds Series 2013	4.00%	02/01/43 (a)	60,000	59,047
GO Bonds Series 2015	4.00%	03/01/45 (a)	100,000	96,949
GO Bonds Series 2016	5.00%	09/01/28 (a)	125,000	126,283
GO Bonds Series 2016	4.00%	09/01/31 (a)	180,000	180,779
GO Bonds Series 2016	4.00%	09/01/32 (a)	405,000	406,337
GO Bonds Series 2016	4.00%	09/01/35 (a)	200,000	200,428
GO Bonds Series 2016	3.00%	09/01/46 (a)	270,000	208,955
GO Bonds Series 2017	5.00%	11/01/27	1,000,000	1,040,661
GO Bonds Series 2017	5.00%	08/01/29 (a)	210,000	216,751
GO Bonds Series 2017	5.00%	11/01/31 (a)	185,000	191,433
GO Bonds Series 2017	4.00%	11/01/47 (a)	150,000	143,151
GO Bonds Series 2017	5.00%	11/01/47 (a)	3,105,000	3,143,154
GO Bonds Series 2018	5.00%	10/01/26 (a)	125,000	125,174
GO Bonds Series 2018	5.00%	10/01/28	2,150,000	2,279,921
GO Bonds Series 2018	5.00%	10/01/29 (a)	150,000	158,914
GO Bonds Series 2018	5.00%	10/01/30 (a)	590,000	624,358
GO Bonds Series 2018	5.00%	10/01/39 (a)	1,000,000	1,001,389
GO Bonds Series 2018	3.63%	10/01/47 (a)	310,000	265,716
GO Bonds Series 2018	5.00%	10/01/47 (a)	50,000	50,069
GO Bonds Series 2019	5.00%	11/01/27	320,000	333,012
GO Bonds Series 2019	5.00%	11/01/28	125,000	132,782
GO Bonds Series 2019	5.00%	11/01/29	435,000	470,679
GO Bonds Series 2019	5.00%	10/01/30 (a)	770,000	833,061
GO Bonds Series 2019	5.00%	04/01/31 (a)	800,000	855,745
GO Bonds Series 2019	5.00%	11/01/31 (a)	20,000	21,171
GO Bonds Series 2019	5.00%	04/01/32 (a)	500,000	533,874
GO Bonds Series 2019	5.00%	11/01/32 (a)	220,000	232,526

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019	5.00%	04/01/33 (a)	255,000	271,546
GO Bonds Series 2019	3.00%	10/01/33 (a)	1,140,000	1,125,828
GO Bonds Series 2019	4.00%	10/01/44 (a)	1,540,000	1,520,258
GO Bonds Series 2019	5.00%	10/01/49 (a)	175,000	179,844
GO Bonds Series 2020	5.00%	11/01/27	35,000	36,423
GO Bonds Series 2020	5.00%	11/01/29	100,000	108,202
GO Bonds Series 2020	5.00%	11/01/32 (a)	1,000,000	1,093,881
GO Bonds Series 2020	5.00%	03/01/34 (a)	100,000	107,892
GO Bonds Series 2020	4.00%	11/01/34 (a)	115,000	119,563
GO Bonds Series 2020	5.00%	03/01/35 (a)(b)	10,000	10,919
GO Bonds Series 2020	5.00%	03/01/35 (a)	2,000,000	2,154,024
GO Bonds Series 2020	4.00%	11/01/35 (a)	135,000	139,764
GO Bonds Series 2020	4.00%	03/01/36 (a)(b)	20,000	21,096
GO Bonds Series 2020	4.00%	03/01/36 (a)	3,845,000	3,949,775
GO Bonds Series 2020	5.00%	03/01/36 (a)(b)	20,000	21,837
GO Bonds Series 2020	5.00%	03/01/36 (a)	245,000	262,854
GO Bonds Series 2020	5.00%	11/01/36 (a)	25,000	27,033
GO Bonds Series 2020	3.00%	03/01/46 (a)	370,000	291,596
GO Bonds Series 2020	4.00%	03/01/46 (a)	1,150,000	1,122,778
GO Bonds Series 2020	2.50%	03/01/50 (a)	90,000	58,890
GO Bonds Series 2021	5.00%	10/01/29	95,000	102,641
GO Bonds Series 2021	5.00%	10/01/30	400,000	439,456
GO Bonds Series 2021	5.00%	12/01/32 (a)	150,000	150,659
GO Bonds Series 2021	4.00%	10/01/33 (a)	620,000	650,127
GO Bonds Series 2021	5.00%	12/01/34 (a)	3,000,000	3,269,930
GO Bonds Series 2021	4.00%	10/01/35 (a)	250,000	259,676
GO Bonds Series 2021	5.00%	12/01/35 (a)	210,000	228,294
GO Bonds Series 2021	4.00%	10/01/36 (a)	10,000	10,313
GO Bonds Series 2021	2.38%	12/01/43 (a)	30,000	22,070
GO Bonds Series 2021	3.00%	12/01/46 (a)	70,000	54,903
GO Bonds Series 2021	2.50%	12/01/49 (a)	100,000	66,067
GO Bonds Series 2021	2.38%	10/01/51 (a)	25,000	15,560
GO Bonds Series 2022	5.00%	04/01/27	485,000	497,618
GO Bonds Series 2022	5.00%	04/01/28	75,000	78,820
GO Bonds Series 2022	5.00%	04/01/30	250,000	272,479
GO Bonds Series 2022	5.00%	09/01/31	85,000	94,659
GO Bonds Series 2022	5.00%	04/01/32	575,000	645,555
GO Bonds Series 2022	5.00%	04/01/33 (a)	460,000	513,855
GO Bonds Series 2022	5.00%	09/01/33 (a)	1,000,000	1,122,118
GO Bonds Series 2022	5.00%	09/01/34 (a)	40,000	44,686
GO Bonds Series 2022	5.00%	09/01/36 (a)	1,420,000	1,566,670
GO Bonds Series 2022	5.00%	04/01/47 (a)	100,000	104,272
GO Bonds Series 2022	5.25%	09/01/47 (a)	6,330,000	6,712,128
GO Bonds Series 2022	4.00%	04/01/49 (a)	250,000	240,806
GO Bonds Series 2023	5.00%	10/01/30	1,420,000	1,560,068
GO Bonds Series 2023	5.00%	10/01/31	270,000	301,046
GO Bonds Series 2023	5.00%	10/01/33 (a)	1,235,000	1,397,599
GO Bonds Series 2023	5.00%	10/01/35 (a)	200,000	223,652
GO Bonds Series 2023	5.00%	09/01/36 (a)	250,000	279,394
GO Bonds Series 2023	5.00%	09/01/38 (a)	3,150,000	3,478,409
GO Bonds Series 2023	5.00%	10/01/39 (a)	340,000	371,454

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023	5.00%	10/01/45 (a)	150,000	159,401
GO Bonds Series 2023	5.25%	10/01/45 (a)	1,070,000	1,154,630
GO Bonds Series 2023	4.00%	10/01/50 (a)	865,000	826,285
GO Bonds Series 2023	5.25%	10/01/50 (a)	170,000	179,492
GO Bonds Series 2023	5.25%	09/01/53 (a)	1,200,000	1,266,066
GO Bonds Series 2024	5.00%	08/01/26	250,000	252,185
GO Bonds Series 2024	4.00%	09/01/27	40,000	40,906
GO Bonds Series 2024	5.00%	08/01/28	165,000	174,351
GO Bonds Series 2024	5.00%	09/01/30	100,000	109,720
GO Bonds Series 2024	5.00%	09/01/32	100,000	112,797
GO Bonds Series 2024	5.00%	08/01/33	250,000	284,579
GO Bonds Series 2024	5.00%	09/01/34	300,000	344,807
GO Bonds Series 2024	5.00%	08/01/36 (a)	230,000	260,117
GO Bonds Series 2024	5.00%	09/01/39 (a)	50,000	55,175
GO Bonds Series 2024	5.00%	09/01/41 (a)	5,000,000	5,488,290
GO Bonds Series 2024	5.25%	08/01/44 (a)	1,880,000	2,071,708
GO Bonds Series 2024	5.00%	09/01/44 (a)	400,000	431,701
GO Bonds Series 2024	5.00%	09/01/44 (a)	240,000	259,021
GO Bonds Series 2024	5.00%	09/01/48 (a)	660,000	692,958
GO Bonds Series 2024	4.00%	08/01/49 (a)	2,900,000	2,792,301
GO Bonds Series 2024	5.00%	08/01/49 (a)	100,000	104,981
GO Bonds Series 2024	4.00%	08/01/54 (a)	1,000,000	934,490
GO Bonds Series 2024	5.50%	08/01/54 (a)	400,000	431,645
GO Bonds Series 2025	5.00%	03/01/28	1,535,000	1,610,022
GO Bonds Series 2025	5.00%	08/01/33	750,000	853,737
GO Bonds Series 2025	5.00%	11/01/43 (a)	1,500,000	1,639,751
GO Bonds Series 2025	5.00%	03/01/44 (a)	1,000,000	1,087,678
GO Bonds Series 2025	5.00%	08/01/50 (a)	1,000,000	1,050,370
GO Bonds Series 2025	5.00%	11/01/52 (a)	3,500,000	3,653,959
GO Bonds Series 2025	5.00%	03/01/55 (a)	1,350,000	1,407,273
Refunding GO Bonds Series 2007	5.25%	08/01/32	300,000	336,664
Refunding GO Bonds Series 2014	4.00%	11/01/44 (a)	670,000	661,366
Refunding GO Bonds Series 2015	5.00%	03/01/27 (a)	10,000	10,021
Refunding GO Bonds Series 2015	3.50%	08/01/35 (a)	400,000	397,188
Refunding GO Bonds Series 2015 C	3.00%	09/01/29 (a)	55,000	54,989
Refunding GO Bonds Series 2016	5.00%	09/01/26	740,000	748,092
Refunding GO Bonds Series 2016	5.00%	08/01/27 (a)	30,000	30,254
Refunding GO Bonds Series 2016	5.00%	08/01/28 (a)	175,000	176,435
Refunding GO Bonds Series 2016	5.00%	09/01/28 (a)	500,000	505,132
Refunding GO Bonds Series 2016	5.00%	09/01/30 (a)	100,000	100,993
Refunding GO Bonds Series 2016	2.50%	09/01/32 (a)	25,000	23,526
Refunding GO Bonds Series 2016	3.00%	09/01/32 (a)	500,000	490,914
Refunding GO Bonds Series 2016	4.00%	09/01/32 (a)	50,000	50,165
Refunding GO Bonds Series 2016	5.00%	09/01/32 (a)	40,000	40,384
Refunding GO Bonds Series 2016	3.00%	09/01/33 (a)	155,000	150,862
Refunding GO Bonds Series 2016	4.00%	09/01/34 (a)	200,000	200,508
Refunding GO Bonds Series 2016	4.00%	09/01/34 (a)	100,000	100,254
Refunding GO Bonds Series 2016	4.00%	09/01/35 (a)	70,000	70,150
Refunding GO Bonds Series 2016	5.00%	09/01/35 (a)	45,000	45,402
Refunding GO Bonds Series 2016	4.00%	09/01/36 (a)	400,000	400,578
Refunding GO Bonds Series 2016	5.00%	09/01/36 (a)	20,000	20,159

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2017	5.00%	08/01/26	420,000	423,670
Refunding GO Bonds Series 2017	5.00%	11/01/26	370,000	375,653
Refunding GO Bonds Series 2017	5.00%	08/01/27 (a)	200,000	201,692
Refunding GO Bonds Series 2017	5.00%	11/01/27	320,000	333,012
Refunding GO Bonds Series 2017	5.00%	08/01/28 (a)	40,000	40,328
Refunding GO Bonds Series 2017	5.00%	11/01/28 (a)	25,000	25,977
Refunding GO Bonds Series 2017	5.00%	08/01/29 (a)	80,000	80,643
Refunding GO Bonds Series 2017	5.00%	11/01/29 (a)	100,000	103,780
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	5,015,000	5,169,835
Refunding GO Bonds Series 2017	5.00%	08/01/30 (a)	280,000	288,645
Refunding GO Bonds Series 2017	5.00%	11/01/30 (a)	25,000	25,906
Refunding GO Bonds Series 2017	4.00%	08/01/34 (a)	125,000	125,253
Refunding GO Bonds Series 2017	4.00%	11/01/34 (a)	90,000	91,178
Refunding GO Bonds Series 2017	4.00%	08/01/35 (a)	750,000	751,280
Refunding GO Bonds Series 2017	5.00%	08/01/35 (a)	125,000	128,174
Refunding GO Bonds Series 2017	4.00%	11/01/35 (a)	165,000	166,773
Refunding GO Bonds Series 2017	4.00%	08/01/36 (a)	200,000	200,230
Refunding GO Bonds Series 2017	5.00%	08/01/36 (a)	30,000	30,192
Refunding GO Bonds Series 2017	5.00%	08/01/36 (a)	200,000	204,952
Refunding GO Bonds Series 2018	5.00%	08/01/26	3,670,000	3,702,071
Refunding GO Bonds Series 2018	5.00%	08/01/27	60,000	62,065
Refunding GO Bonds Series 2018	5.00%	08/01/28	25,000	26,417
Refunding GO Bonds Series 2018	5.00%	08/01/29 (a)	540,000	570,145
Refunding GO Bonds Series 2018	5.00%	10/01/29 (a)	435,000	435,604
Refunding GO Bonds Series 2018	5.00%	08/01/30 (a)	1,950,000	2,056,777
Refunding GO Bonds Series 2019	5.00%	04/01/26	270,000	270,000
Refunding GO Bonds Series 2019	5.00%	10/01/26	865,000	876,360
Refunding GO Bonds Series 2019	5.00%	10/01/27	70,000	72,703
Refunding GO Bonds Series 2019	5.00%	04/01/28	125,000	131,366
Refunding GO Bonds Series 2019	5.00%	10/01/28	625,000	662,768
Refunding GO Bonds Series 2019	5.00%	04/01/29	830,000	888,469
Refunding GO Bonds Series 2019	5.00%	04/01/29	1,095,000	1,172,137
Refunding GO Bonds Series 2019	5.00%	10/01/29	655,000	707,680
Refunding GO Bonds Series 2019	5.00%	04/01/30	100,000	108,992
Refunding GO Bonds Series 2019	5.00%	04/01/31	100,000	110,682
Refunding GO Bonds Series 2019	5.00%	04/01/31 (a)	370,000	395,782
Refunding GO Bonds Series 2019	5.00%	10/01/31 (a)	310,000	334,694
Refunding GO Bonds Series 2019	5.00%	04/01/32 (a)	150,000	160,162
Refunding GO Bonds Series 2019	5.00%	04/01/32	3,075,000	3,452,315
Refunding GO Bonds Series 2019	3.00%	10/01/34 (a)	180,000	174,991
Refunding GO Bonds Series 2019	4.00%	10/01/34 (a)	4,880,000	5,025,010
Refunding GO Bonds Series 2019	3.13%	04/01/35 (a)	75,000	73,399
Refunding GO Bonds Series 2019	5.00%	04/01/35 (a)	1,000,000	1,059,557
Refunding GO Bonds Series 2019	5.00%	04/01/36 (a)	200,000	211,266
Refunding GO Bonds Series 2019	3.00%	10/01/36 (a)	700,000	654,700
Refunding GO Bonds Series 2019	5.00%	11/01/36 (a)	95,000	99,606
Refunding GO Bonds Series 2019	5.00%	04/01/37 (a)	190,000	200,226
Refunding GO Bonds Series 2019	3.00%	10/01/37 (a)	490,000	448,944
Refunding GO Bonds Series 2019	5.00%	11/01/39 (a)	5,000,000	5,208,048
Refunding GO Bonds Series 2020	5.00%	11/01/27	1,100,000	1,144,727
Refunding GO Bonds Series 2020	5.00%	11/01/28	330,000	350,544

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2020	5.00%	11/01/29	60,000	64,921
Refunding GO Bonds Series 2020	5.00%	11/01/29	260,000	281,325
Refunding GO Bonds Series 2020	5.00%	11/01/30	1,070,000	1,177,018
Refunding GO Bonds Series 2020	5.00%	11/01/32 (a)	70,000	76,572
Refunding GO Bonds Series 2020	4.00%	03/01/37 (a)	2,310,000	2,363,911
Refunding GO Bonds Series 2020	4.00%	11/01/37 (a)	150,000	153,647
Refunding GO Bonds Series 2020	4.00%	11/01/38 (a)	80,000	81,637
Refunding GO Bonds Series 2020	3.00%	11/01/40 (a)	100,000	89,268
Refunding GO Bonds Series 2020	4.00%	11/01/40 (a)	70,000	70,677
Refunding GO Bonds Series 2021	5.00%	12/01/26	1,620,000	1,648,223
Refunding GO Bonds Series 2021	5.00%	09/01/27	1,675,000	1,736,153
Refunding GO Bonds Series 2021	5.00%	10/01/27	150,000	155,791
Refunding GO Bonds Series 2021	5.00%	12/01/27	605,000	630,842
Refunding GO Bonds Series 2021	5.00%	10/01/28	2,500,000	2,651,071
Refunding GO Bonds Series 2021	5.00%	12/01/28	50,000	53,204
Refunding GO Bonds Series 2021	5.00%	10/01/29	2,065,000	2,231,082
Refunding GO Bonds Series 2021	5.00%	12/01/29	200,000	216,722
Refunding GO Bonds Series 2021	5.00%	09/01/30	1,165,000	1,278,238
Refunding GO Bonds Series 2021	5.00%	12/01/31	100,000	111,757
Refunding GO Bonds Series 2021	5.00%	09/01/32 (a)	90,000	99,854
Refunding GO Bonds Series 2021	5.00%	10/01/37 (a)	60,000	65,237
Refunding GO Bonds Series 2021	5.00%	09/01/41 (a)	350,000	377,259
Refunding GO Bonds Series 2021	4.00%	10/01/41 (a)	255,000	256,581
Refunding GO Bonds Series 2021	5.00%	10/01/41 (a)	1,000,000	1,071,462
Refunding GO Bonds Series 2022	4.00%	09/01/26	75,000	75,511
Refunding GO Bonds Series 2022	4.00%	09/01/27	125,000	127,833
Refunding GO Bonds Series 2022	4.00%	11/01/29	1,000,000	1,048,013
Refunding GO Bonds Series 2022	5.00%	11/01/30	50,000	55,001
Refunding GO Bonds Series 2022	5.00%	11/01/31	50,000	55,814
Refunding GO Bonds Series 2022	5.00%	11/01/32	100,000	112,997
Refunding GO Bonds Series 2022	5.00%	04/01/35 (a)	250,000	276,512
Refunding GO Bonds Series 2022	5.00%	04/01/35 (a)	1,810,000	1,901,815
Refunding GO Bonds Series 2022	5.00%	04/01/37 (a)	50,000	54,686
Refunding GO Bonds Series 2022	4.00%	04/01/42 (a)	200,000	200,045
Refunding GO Bonds Series 2022	5.00%	04/01/42 (a)	300,000	305,307
Refunding GO Bonds Series 2022	5.00%	04/01/42 (a)	100,000	107,295
Refunding GO Bonds Series 2022	5.00%	09/01/42 (a)	155,000	167,000
Refunding GO Bonds Series 2022 A	5.00%	11/01/26	150,000	152,292
Refunding GO Bonds Series 2022 C	5.00%	11/01/37 (a)	335,000	367,990
Refunding GO Bonds Series 2022 C	5.00%	11/01/42 (a)	490,000	528,810
Refunding GO Bonds Series 2023	5.00%	09/01/26	1,050,000	1,061,481
Refunding GO Bonds Series 2023	5.00%	09/01/27	225,000	233,215
Refunding GO Bonds Series 2023	5.00%	09/01/27	150,000	155,476
Refunding GO Bonds Series 2023	5.00%	10/01/27	25,000	25,965
Refunding GO Bonds Series 2023	5.00%	09/01/29	100,000	107,878
Refunding GO Bonds Series 2023	5.00%	09/01/29	175,000	188,786
Refunding GO Bonds Series 2023	5.00%	10/01/29	200,000	216,085
Refunding GO Bonds Series 2023	5.00%	10/01/36 (a)	1,050,000	1,166,679
Refunding GO Bonds Series 2023	5.00%	10/01/42 (a)	100,000	104,220
Refunding GO Bonds Series 2023	5.00%	10/01/42 (a)	405,000	438,877
Refunding GO Bonds Series 2023	4.00%	09/01/43 (a)	1,745,000	1,733,790

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2023	5.00%	09/01/43 (a)	655,000	708,817
Refunding GO Bonds Series 2023 B	5.00%	09/01/31	5,200,000	5,790,890
Refunding GO Bonds Series 2023 B	5.00%	09/01/32	1,000,000	1,127,965
Refunding GO Bonds Series 2024	5.00%	08/01/27	1,010,000	1,044,754
Refunding GO Bonds Series 2024	5.00%	08/01/27	10,000	10,344
Refunding GO Bonds Series 2024	5.00%	08/01/29	270,000	290,822
Refunding GO Bonds Series 2024	5.00%	08/01/29	500,000	538,560
Refunding GO Bonds Series 2024	5.00%	08/01/30	200,000	219,151
Refunding GO Bonds Series 2024	5.00%	08/01/31	40,000	44,491
Refunding GO Bonds Series 2024	5.00%	08/01/31	250,000	278,069
Refunding GO Bonds Series 2024	5.00%	08/01/32	60,000	67,616
Refunding GO Bonds Series 2024	5.00%	08/01/32	3,000,000	3,380,777
Refunding GO Bonds Series 2024	5.00%	09/01/32	500,000	563,983
Refunding GO Bonds Series 2024	5.00%	08/01/33	45,000	51,224
Refunding GO Bonds Series 2024	5.00%	09/01/33	2,100,000	2,392,325
Refunding GO Bonds Series 2024	5.00%	08/01/35 (a)	100,000	113,943
Refunding GO Bonds Series 2024	5.00%	08/01/37 (a)	2,000,000	2,246,111
Refunding GO Bonds Series 2024	5.00%	09/01/37 (a)	255,000	284,862
Refunding GO Bonds Series 2024	5.00%	08/01/39 (a)	100,000	110,869
Refunding GO Bonds Series 2024	5.00%	09/01/43 (a)	500,000	543,469
Refunding GO Bonds Series 2025	5.00%	08/01/26	500,000	504,369
Refunding GO Bonds Series 2025	5.00%	03/01/27	355,000	363,470
Refunding GO Bonds Series 2025	5.00%	08/01/27	1,150,000	1,189,571
Refunding GO Bonds Series 2025	5.00%	03/01/28	5,000,000	5,244,371
Refunding GO Bonds Series 2025	5.00%	08/01/31	305,000	339,244
Refunding GO Bonds Series 2025	5.00%	03/01/32	1,000,000	1,121,429
Refunding GO Bonds Series 2025	5.00%	03/01/33	250,000	283,445
Refunding GO Bonds Series 2025	5.00%	08/01/33	500,000	569,158
Refunding GO Bonds Series 2025	5.00%	03/01/35	250,000	287,911
Refunding GO Bonds Series 2025	5.00%	03/01/37 (a)	2,000,000	2,267,595
Refunding GO Bonds Series 2025	4.13%	03/01/45 (a)	3,600,000	3,580,780
Refunding GO Bonds Series 2025	5.00%	03/01/45 (a)	350,000	376,951
Refunding GO Bonds Series 2025	5.00%	08/01/45 (a)	1,000,000	1,079,964
Refunding GO Bonds Series 2026	4.00%	10/01/41 (a)	4,500,000	4,550,956
State of California Department of Water Resources
RB Series 2019 BA	5.00%	12/01/34 (a)	55,000	58,929
RB Series 2025 BG	5.00%	12/01/33	150,000	175,295
Refunding RB Series 2016 AW	5.00%	12/01/28 (a)	25,000	25,438
Refunding RB Series 2016 AW	5.00%	12/01/30 (a)	100,000	101,632
Refunding RB Series 2016 AW	4.00%	12/01/35 (a)	50,000	50,234
Refunding RB Series 2017 AX	5.00%	12/01/27	155,000	162,322
Refunding RB Series 2020 BB	5.00%	12/01/26	25,000	25,481
Refunding RB Series 2020 BB	5.00%	12/01/27	205,000	214,684
Refunding RB Series 2020 BB	5.00%	12/01/29	355,000	389,902
Refunding RB Series 2020 BB	5.00%	12/01/32 (a)	200,000	222,350
Refunding RB Series 2020 BB	5.00%	12/01/33 (a)	45,000	49,794
Refunding RB Series 2020 BB	5.00%	12/01/34 (a)	7,000,000	7,685,380
Refunding RB Series 2020 BB	5.00%	12/01/35 (a)	75,000	82,207
Refunding RB Series 2022 BF	5.00%	12/01/31	75,000	85,507
Refunding RB Series 2022 BF	5.00%	12/01/32	100,000	115,590
Refunding RB Series 2022 BF	5.00%	12/01/34 (a)	70,000	79,764

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Stockton Unified School District
GO Bonds Series 2025 A	5.00%	08/01/49 (a)(c)	250,000	262,887
Sunnyvale Financing Authority
RB Series 2020	4.00%	04/01/50 (a)	250,000	230,162
Sweetwater Union High School District
GO Bonds Series 2022 A-1	5.00%	08/01/52 (a)	375,000	383,569
Twin Rivers Unified School District
Refunding GO Bonds Series 2016	4.56%	08/01/41 (a)(c)(d)	390,000	190,265
Union Sanitary District Financing Authority
RB Union Sanitary District Series 2025 A	5.00%	03/15/30 (a)	910,000	1,002,841
University of California
RB Series 2016 K	5.00%	05/15/35 (a)	10,000	10,031
RB Series 2016 K	4.00%	05/15/36 (a)	300,000	300,567
RB Series 2016 K	4.00%	05/15/46 (a)	40,000	40,076
RB Series 2016 K	4.00%	05/15/46 (a)	10,000	9,384
RB Series 2017 AV	5.25%	05/15/42 (a)	150,000	153,064
RB Series 2017 M	5.00%	05/15/32 (a)	150,000	153,921
RB Series 2017 M	5.00%	05/15/35 (a)	90,000	92,093
RB Series 2017 M	5.00%	05/15/42 (a)	165,000	167,848
RB Series 2017 M	4.00%	05/15/47 (a)	50,000	46,317
RB Series 2022 BK	5.00%	05/15/32	3,000,000	3,372,768
RB Series 2022 BK	5.00%	05/15/52 (a)	1,730,000	1,782,368
RB Series 2023 BQ	5.00%	05/15/29	5,040,000	5,418,403
RB Series 2023 BQ	5.00%	05/15/31	50,000	55,542
RB Series 2023 BQ	5.00%	05/15/33	110,000	124,964
RB Series 2024 BT	5.00%	05/15/26 (b)	85,000	85,263
RB Series 2024 BX	5.00%	05/15/31	85,000	94,422
RB Series 2025	5.25%	05/15/40	1,000,000	1,182,752
RB Series 2025 CA	5.00%	05/15/36 (a)	45,000	51,306
RB Series 2025 CA	5.00%	05/15/39 (a)	2,135,000	2,381,647
RB Series 2025 CB	5.00%	05/15/37 (a)	120,000	135,864
RB Series 2025 CB	5.00%	05/15/40 (a)	3,500,000	3,886,998
RB Series 2025 CC	5.00%	05/15/38 (a)	250,000	281,312
RB Series 2025 CC	5.00%	05/15/39 (a)	250,000	278,881
RB Series 2025 CC	5.00%	05/15/45 (a)	1,550,000	1,666,711
RB Series 2025 CC	5.00%	05/15/53 (a)	500,000	520,326
RB Series 2025 CD	5.00%	05/15/30	1,500,000	1,639,322
RB Series 2025 CD	5.00%	05/15/34	1,200,000	1,373,319
RB Series 2025 CD	5.50%	05/15/40 (a)	1,000,000	1,164,938
Refunding RB Series 2017 AY	5.00%	05/15/26	800,000	802,547
Refunding RB Series 2017 AY	5.00%	05/15/27	250,000	257,161
Refunding RB Series 2017 AY	5.00%	05/15/30 (a)	125,000	128,422
Refunding RB Series 2017 AY	5.00%	05/15/31 (a)	810,000	831,707
Refunding RB Series 2017 AY	5.00%	05/15/32 (a)	220,000	225,800
Refunding RB Series 2017 AY	5.00%	05/15/36 (a)	25,000	25,559
Refunding RB Series 2018 AZ	5.00%	05/15/33 (a)	200,000	209,236
Refunding RB Series 2018 AZ	5.00%	05/15/34 (a)	200,000	208,855
Refunding RB Series 2018 AZ	5.00%	05/15/35 (a)	140,000	145,928
Refunding RB Series 2018 AZ	5.00%	05/15/37 (a)	40,000	41,516
Refunding RB Series 2018 AZ	5.00%	05/15/43 (a)	370,000	381,920
Refunding RB Series 2018 AZ	4.00%	05/15/48 (a)	2,000,000	1,848,808

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2018 AZ	5.00%	05/15/48 (a)	1,000,000	1,021,539
Refunding RB Series 2018 O	4.00%	05/15/48 (a)	155,000	142,815
Refunding RB Series 2018 O	5.00%	05/15/58 (a)	745,000	754,510
Refunding RB Series 2020 BE	5.00%	05/15/34 (a)	40,000	43,105
Refunding RB Series 2020 BE	5.00%	05/15/41 (a)	100,000	105,227
Refunding RB Series 2020 BE	4.00%	05/15/47 (a)	4,250,000	4,064,116
Refunding RB Series 2020 BE	4.00%	05/15/50 (a)	1,000,000	928,292
Refunding RB Series 2021 BH	4.00%	05/15/46 (a)	25,000	24,238
Refunding RB Series 2021 BH	4.00%	05/15/51 (a)	175,000	161,305
Refunding RB Series 2021 Q	5.00%	05/15/34 (a)	335,000	366,516
Refunding RB Series 2021 Q	4.00%	05/15/51 (a)	465,000	424,933
Refunding RB Series 2023 BM	5.00%	05/15/32	30,000	33,728
Refunding RB Series 2023 BN	5.00%	05/15/26	65,000	65,207
Refunding RB Series 2023 BN	5.00%	05/15/28	660,000	695,092
Refunding RB Series 2023 BN	5.00%	05/15/33	1,325,000	1,505,252
Refunding RB Series 2023 BN	5.00%	05/15/37 (a)	340,000	376,208
Refunding RB Series 2023 BN	5.00%	05/15/43 (a)	1,560,000	1,677,645
Refunding RB Series 2024 BS	5.00%	05/15/28	75,000	78,988
Refunding RB Series 2024 BS	5.00%	05/15/29	35,000	37,628
Refunding RB Series 2024 BS	5.00%	05/15/32	55,000	61,834
Refunding RB Series 2024 BS	5.00%	05/15/34	1,115,000	1,276,042
Refunding RB Series 2024 BS	5.00%	05/15/37 (a)	2,400,000	2,686,935
Refunding RB Series 2024 BS	5.00%	05/15/39 (a)	235,000	259,574
Refunding RB Series 2024 BS	5.00%	05/15/43 (a)	65,000	70,492
Refunding RB Series 2024 BV	5.00%	05/15/35 (a)	200,000	227,157
Refunding RB Series 2024 BV	5.00%	05/15/40 (a)	495,000	544,556
Refunding RB Series 2024 BV	5.00%	05/15/41 (a)	200,000	219,229
Refunding RB Series 2024 BV	5.00%	05/15/45 (a)	175,000	186,953
Refunding RB Series 2024 BW	5.00%	05/15/29	15,000	16,126
Refunding RB Series 2024 BW	5.00%	05/15/31	10,000	11,108
Refunding RB Series 2024 BW	5.00%	05/15/33	125,000	142,005
Refunding RB Series 2024 BW	5.00%	05/15/35 (a)	4,460,000	5,065,599
Refunding RB Series 2024 BW	5.00%	05/15/54 (a)	1,960,000	2,030,442
Refunding RB Series 2025 BZ	5.00%	05/15/26	200,000	200,637
Refunding RB Series 2025 BZ	5.00%	05/15/27	1,010,000	1,038,929
Refunding RB Series 2025 BZ	5.00%	05/15/28	2,040,000	2,148,466
Refunding RB Series 2025 BZ	5.00%	05/15/29	250,000	268,770
Refunding RB Series 2025 BZ	5.00%	05/15/30	25,000	27,322
Refunding RB Series 2025 BZ	5.00%	05/15/34	250,000	286,108
Refunding RB Series 2025 BZ	5.00%	05/15/38 (a)	3,000,000	3,375,740
Refunding RB Series 2025 BZ	5.25%	05/15/40 (a)	260,000	294,204
Refunding RB Series 2026 CE	5.00%	11/15/35	5,000,000	5,762,148
Refunding RB Series 2026 CF	5.25%	11/15/41 (a)	1,500,000	1,708,008
Ventura County Community College District
Refunding GO Bonds Series 2015	3.13%	08/01/31 (a)	200,000	200,006
Washington Township Health Care District
GO Bonds Series 2015 B	4.00%	08/01/45 (a)	50,000	48,173
GO Bonds Series 2023 B	5.25%	08/01/48 (a)	250,000	269,280
GO Bonds Series 2023 B	5.50%	08/01/53 (a)	900,000	961,009
West Contra Costa Unified School District
GO Bonds Series 2024 B	5.00%	08/01/54 (a)(c)	375,000	387,077

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
William S Hart Union High School District
GO Bonds Series 2013 C	3.50%	08/01/38 (a)	755,000	732,101
				646,791,486
COLORADO 1.1%
Adams & Arapahoe Counties Joint School District 28J Aurora
GO Bonds Series 2021 A	5.00%	12/01/29 (c)	65,000	70,458
GO Bonds Series 2025	5.50%	12/01/26 (c)	2,000,000	2,040,743
GO Bonds Series 2025	5.50%	12/01/37 (a)(c)	1,000,000	1,179,898
Refunding GO Bonds Series 2017 A	5.00%	12/01/31 (a)(c)	50,000	50,822
Adams & Weld Counties School District No. 27J Brighton
GO Bonds Series 2015	5.00%	12/01/40 (a)(c)	25,000	25,029
GO Bonds Series 2024 A	5.00%	12/01/47 (a)	75,000	78,617
Adams 12 Five Star Schools
GO Bonds Series 2025	5.00%	12/15/26 (c)	95,000	96,662
Adams County School District No. 1
GO Bonds Series 2017	5.25%	12/01/40 (a)(c)	20,000	20,223
Arapahoe County School District No. 5 Cherry Creek
GO Bonds Series 2024	5.25%	12/15/44 (a)(c)	2,400,000	2,642,819
Refunding GO Bonds Series 2025	5.00%	12/15/27 (c)	280,000	291,845
Board of Governors of Colorado State University System
Refunding RB Series 2013 A	5.00%	03/01/43 (a)(c)	175,000	197,603
Board of Water Commissioners City & County of Denver
RB Series 2021 A	2.13%	12/15/50 (a)	250,000	153,824
RB Series 2025 A	5.00%	09/15/55 (a)	2,000,000	2,064,043
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J
GO Bonds Series 2024	5.00%	12/15/26 (c)	300,000	305,419
City & County of Denver
COP Series 2018 A	5.38%	06/01/43 (a)	25,000	25,063
Refunding GO Bonds Series 2020 B	5.00%	08/01/27	130,000	134,421
Refunding GO Bonds Series 2020 B	5.00%	08/01/28	10,000	10,569
Refunding GO Bonds Series 2020 B	5.00%	08/01/29	80,000	86,276
City & County of Denver Airport System Revenue
RB Series 2012 B	4.00%	11/15/43 (a)	1,770,000	1,738,814
Refunding RB Series 2022 C	5.00%	11/15/28	125,000	132,593
Refunding RB Series 2022 C	5.00%	11/15/29	150,000	162,089
City & County of Denver Pledged Excise Tax Revenue
RB Series 2021 A	4.00%	08/01/51 (a)	1,000,000	891,958
Refunding RB Series 2016 A	5.00%	08/01/42 (a)	150,000	150,626
Refunding RB Series 2016 A	4.00%	08/01/46 (a)	1,455,000	1,361,945
City of Aurora Water Revenue
RB Series 2016	5.00%	08/01/41 (a)(b)	720,000	725,856
RB Series 2024	4.00%	08/01/54 (a)	100,000	88,576
City of Colorado Springs Utilities System Revenue
RB Series 2021 B	4.00%	11/15/51 (a)	500,000	443,601
RB Series 2022 B	5.00%	11/15/47 (a)	200,000	208,066
RB Series 2022 B	5.25%	11/15/52 (a)	650,000	674,465
RB Series 2023 A	5.25%	11/15/48 (a)	150,000	158,905
RB Series 2024 A	5.25%	11/15/54 (a)	975,000	1,017,927
RB Series 2025 A	5.25%	11/15/50 (a)	1,000,000	1,059,827
RB Series 2025 A	5.25%	11/15/55 (a)	500,000	525,066

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2020 A	4.00%	11/15/50 (a)	300,000	267,254
Refunding RB Series 2022 A	5.00%	11/15/30	90,000	99,141
City of Westminster Water & Wastewater Utility Revenue
RB Series 2024	5.00%	12/01/54 (a)	100,000	102,936
Colorado Bridge & Tunnel Enterprise
RB Series 2024 A	5.50%	12/01/54 (a)(c)	250,000	264,547
RB Series 2025 A	5.25%	12/01/50 (a)	500,000	524,455
Colorado High Performance Transportation Enterprise
RB C-470 Express Lanes System Series 2017	5.00%	12/31/56 (a)	325,000	313,063
Colorado School of Mines
RB Series 2024 A	5.00%	12/01/54 (a)(c)	290,000	296,324
Denver City & County School District No. 1
GO Bonds Series 2017	5.00%	12/01/37 (a)(c)	95,000	96,183
GO Bonds Series 2017	4.00%	12/01/41 (a)(c)	10,000	10,002
GO Bonds Series 2021	5.00%	12/01/32 (a)(c)	500,000	547,013
GO Bonds Series 2022 A	5.00%	12/01/41 (a)(c)	115,000	124,367
GO Bonds Series 2022 A	5.00%	12/01/45 (a)(c)	200,000	211,463
GO Bonds Series 2025 A	5.00%	12/01/34 (c)	250,000	288,467
GO Bonds Series 2025 A	5.25%	12/01/37 (a)(c)	1,000,000	1,147,009
GO Bonds Series 2025 A	5.25%	12/01/38 (a)(c)	250,000	285,069
GO Bonds Series 2025 A	5.25%	12/01/40 (a)(c)	290,000	327,076
GO Bonds Series 2025 A	5.25%	12/01/42 (a)(c)	230,000	258,333
Denver Convention Center Hotel Authority
Refunding RB Series 2016	5.00%	12/01/40 (a)	245,000	244,700
E-470 Public Highway Authority
RB Series 1997 B	3.53%	09/01/26 (c)(d)	50,000	49,480
RB Series 2000 B	3.09%	09/01/30 (c)(d)	320,000	281,633
RB Series 2004 A	2.52%	09/01/27 (c)(d)	1,500,000	1,445,232
RB Series 2004 A	3.54%	09/01/28 (c)(d)	115,000	107,712
Refunding RB Series 2020 A	5.00%	09/01/26	325,000	328,390
El Paso County School District No. 20 Academy
GO Bonds Series 2017	4.00%	12/15/40 (a)(c)	45,000	43,855
Jefferson County School District R-1
GO Bonds Series 2018	5.00%	12/15/34 (a)(c)	145,000	152,194
Metropolitan State University of Denver
RB Series 2025 A	5.00%	12/01/55 (a)(c)	250,000	254,238
Regional Transportation District Sales Tax Revenue
RB Series 2016 A	5.00%	11/01/46 (a)	100,000	100,492
Refunding RB Series 2013 A	5.00%	11/01/28 (a)	620,000	657,957
Refunding RB Series 2013 A	5.00%	11/01/29	385,000	416,441
Refunding RB Series 2013 A	4.25%	11/01/36 (a)	1,750,000	1,900,167
Refunding RB Series 2017 B	5.00%	11/01/34 (a)	525,000	543,309
Refunding RB Series 2021 B	5.00%	11/01/28	100,000	106,122
Refunding RB Series 2021 B	5.00%	11/01/29	155,000	167,658
Refunding RB Series 2021 B	2.00%	11/01/41 (a)	55,000	40,914
Refunding RB Series 2023 A	5.00%	11/01/27	75,000	77,990
Refunding RB Series 2023 A	5.00%	11/01/31	105,000	117,094
Refunding RB Series 2023 A	5.00%	11/01/37 (a)	55,000	60,730
State of Colorado
COP Series 2017 J	5.00%	03/15/32 (a)	250,000	255,022
COP Series 2017 J	4.00%	03/15/42 (a)	500,000	469,567

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
COP Series 2018 A	5.00%	12/15/29 (a)	30,000	31,819
COP Series 2018 A	5.00%	12/15/32 (a)	200,000	210,197
COP Series 2018 A	4.00%	12/15/36 (a)	1,000,000	1,006,721
COP Series 2018 N	5.00%	03/15/38 (a)	100,000	102,837
COP Series 2018 N	4.00%	03/15/39 (a)	250,000	246,380
COP Series 2019 O	4.00%	03/15/44 (a)	550,000	533,111
COP Series 2020 A	5.00%	12/15/30	50,000	54,915
COP Series 2020 A	5.00%	12/15/32 (a)	100,000	108,581
COP Series 2020 A	5.00%	12/15/33 (a)	35,000	37,825
COP Series 2020 A	4.00%	12/15/35 (a)	150,000	153,870
COP Series 2020 A	3.00%	12/15/36 (a)	300,000	274,002
COP Series 2020 A	4.00%	12/15/38 (a)	15,000	15,160
COP Series 2020 A	4.00%	12/15/39 (a)	190,000	191,353
COP Series 2021 A	5.00%	12/15/33 (a)	135,000	148,013
COP Series 2021 A	5.00%	12/15/34 (a)	85,000	92,526
COP Series 2021 A	4.00%	12/15/38 (a)	40,000	40,507
COP Series 2021 A	4.00%	12/15/39 (a)	25,000	25,212
COP Series 2021 A	4.00%	12/15/40 (a)	150,000	150,366
COP Series 2022	6.00%	12/15/38 (a)	295,000	340,188
COP Series 2022	6.00%	12/15/40 (a)	1,000,000	1,142,564
University of Colorado
Refunding RB Series 2017 A2	4.00%	06/01/43 (a)	100,000	97,589
Refunding RB Series 2024 A	5.00%	10/01/28	2,000,000	2,118,860
Weld County School District No. 6 Greeley
GO Bonds Series 2021	4.00%	12/01/45 (a)(c)	200,000	193,384
Weld County School District No. RE-2 Eaton
GO Bonds Series 2019	5.00%	12/01/44 (a)(c)	220,000	227,164
Weld County School District No. RE-4
GO Bonds Series 2023	5.25%	12/01/47 (a)(c)	525,000	553,113
Westminster Public Schools
GO Bonds Series 2024 A	5.00%	12/01/49 (a)(c)	250,000	259,741
				40,154,245
CONNECTICUT 2.1%
City of New Haven
Refunding GO Bonds Series 2024	5.00%	08/01/31	100,000	109,665
Connecticut State Health & Educational Facilities Authority
RB Yale University Series 1997 S	5.00%	07/01/27	1,025,000	1,057,476
RB Yale University Series 1999 U	5.00%	07/01/33	2,065,000	2,348,782
RB Yale University Series 2001 V	5.00%	07/01/36	500,000	575,349
RB Yale University Series 2003 X-2	5.00%	07/01/37 (a)	405,000	454,254
Refunding RB Fairfield University Series 2017 R	4.00%	07/01/42 (a)	250,000	243,570
Refunding RB Quinnipiac University Series 2015 L	4.13%	07/01/41 (a)	345,000	344,849
Refunding RB Sacred Heart University, Inc. Series 2017 I-1	5.00%	07/01/42 (a)	100,000	101,080
Refunding RB Yale University Series 2017 B1	5.00%	07/01/29	75,000	80,611
State of Connecticut
GO Bonds Series 2016 A	5.00%	03/15/32 (a)	120,000	120,137
GO Bonds Series 2016 A	4.00%	03/15/36 (a)	50,000	50,005
GO Bonds Series 2016 E	3.00%	10/15/32 (a)	200,000	197,074
GO Bonds Series 2016 E	4.00%	10/15/35 (a)	35,000	35,063
GO Bonds Series 2017 A	5.00%	04/15/27	285,000	292,397

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2017 A	5.00%	04/15/33 (a)	50,000	51,084
GO Bonds Series 2018 C	5.00%	06/15/28	765,000	806,310
GO Bonds Series 2019 A	5.00%	04/15/28	90,000	94,519
GO Bonds Series 2019 A	5.00%	04/15/30 (a)	30,000	32,071
GO Bonds Series 2019 A	5.00%	04/15/32 (a)	100,000	106,454
GO Bonds Series 2019 A	5.00%	04/15/33 (a)	275,000	291,958
GO Bonds Series 2019 A	5.00%	04/15/34 (a)	100,000	105,806
GO Bonds Series 2019 A	5.00%	04/15/35 (a)	130,000	137,082
GO Bonds Series 2019 A	5.00%	04/15/36 (a)	95,000	99,811
GO Bonds Series 2019 A	4.00%	04/15/38 (a)	150,000	151,088
GO Bonds Series 2019 A	5.00%	04/15/39 (a)	65,000	67,707
GO Bonds Series 2020 A	5.00%	01/15/27	180,000	183,558
GO Bonds Series 2020 A	5.00%	01/15/28	30,000	31,302
GO Bonds Series 2020 A	5.00%	01/15/31 (a)	125,000	135,358
GO Bonds Series 2020 A	4.00%	01/15/34 (a)	100,000	103,141
GO Bonds Series 2020 A	4.00%	01/15/35 (a)	5,680,000	5,831,880
GO Bonds Series 2021 2021-A	3.00%	01/15/37 (a)	1,045,000	959,454
GO Bonds Series 2021 A	4.00%	01/15/29	70,000	72,607
GO Bonds Series 2021 A	4.00%	01/15/30	115,000	120,293
GO Bonds Series 2021 A	4.00%	01/15/31	30,000	31,555
GO Bonds Series 2021 A	3.00%	01/15/35 (a)	125,000	118,825
GO Bonds Series 2021 A	2.00%	01/15/41 (a)	100,000	70,731
GO Bonds Series 2022 A	4.00%	01/15/29	125,000	129,655
GO Bonds Series 2022 A	4.00%	01/15/34 (a)	260,000	272,113
GO Bonds Series 2022 B	4.00%	01/15/36 (a)	110,000	113,492
GO Bonds Series 2022 B	3.00%	01/15/41 (a)	25,000	21,722
GO Bonds Series 2022 B	3.00%	01/15/42 (a)	290,000	248,047
GO Bonds Series 2022 E	5.00%	11/15/27	355,000	369,255
GO Bonds Series 2022 E	5.00%	11/15/29	25,000	27,069
GO Bonds Series 2022 E	5.00%	11/15/33 (a)	50,000	56,223
GO Bonds Series 2022 F	5.00%	11/15/41 (a)	225,000	242,135
GO Bonds Series 2024 A	5.00%	01/15/30	5,000,000	5,429,632
GO Bonds Series 2024 A	5.00%	01/15/31	250,000	275,846
GO Bonds Series 2024 A	5.00%	01/15/35 (a)	1,165,000	1,318,493
GO Bonds Series 2024 A	5.00%	01/15/36 (a)	90,000	100,896
GO Bonds Series 2024 B	5.00%	01/15/40 (a)	150,000	164,235
GO Bonds Series 2024 F	5.00%	11/15/29	100,000	108,276
GO Bonds Series 2024 F	5.00%	11/15/36 (a)	1,685,000	1,895,986
GO Bonds Series 2024 G	5.00%	11/15/40 (a)	1,365,000	1,499,043
GO Bonds Series 2025 A	5.00%	03/15/36 (a)	2,105,000	2,389,705
Refunding GO Bonds Series 2016 B	5.00%	05/15/27 (a)	500,000	501,503
Refunding GO Bonds Series 2022 D	5.00%	09/15/26	145,000	146,648
Refunding GO Bonds Series 2022 D	5.00%	09/15/27	1,085,000	1,123,619
Refunding GO Bonds Series 2022 D	5.00%	09/15/28	570,000	604,011
Refunding GO Bonds Series 2022 G	5.00%	11/15/27	240,000	249,637
Refunding GO Bonds Series 2022 G	5.00%	11/15/32	185,000	209,124
Refunding GO Bonds Series 2023 B	5.00%	08/01/26	25,000	25,208
Refunding GO Bonds Series 2023 B	5.00%	08/01/32	100,000	112,693
Refunding GO Bonds Series 2025 B	5.00%	12/01/27	950,000	988,358
Refunding GO Bonds Series 2025 B	5.00%	12/01/31	500,000	558,786
Refunding GO Bonds Series 2025 B	5.00%	12/01/32	2,000,000	2,261,859

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2025 D	5.00%	08/15/26	2,185,000	2,205,267
Refunding GO Bonds Series 2025 D	5.00%	08/15/27	400,000	413,441
State of Connecticut Clean Water Fund-State Revolving Fund
RB Series 2019 A	4.00%	02/01/38 (a)	115,000	117,025
State of Connecticut Special Tax Revenue
RB Series 2016 A	5.00%	09/01/26	50,000	50,530
RB Series 2016 A	5.00%	09/01/27 (a)	305,000	307,975
RB Series 2016 A	5.00%	09/01/33 (a)	310,000	312,522
RB Series 2016 A	4.00%	09/01/35 (a)	680,000	680,969
RB Series 2018 A	5.00%	01/01/31 (a)	75,000	77,912
RB Series 2018 A	5.00%	01/01/32 (a)	700,000	726,333
RB Series 2018 A	5.00%	01/01/35 (a)	200,000	206,622
RB Series 2018 A	5.00%	01/01/36 (a)	100,000	103,182
RB Series 2018 A	5.00%	01/01/37 (a)	2,000,000	2,061,011
RB Series 2018 B	5.00%	10/01/27	230,000	238,604
RB Series 2018 B	5.00%	10/01/28	30,000	31,820
RB Series 2018 B	5.00%	10/01/29 (a)	780,000	825,380
RB Series 2018 B	5.00%	10/01/31 (a)	500,000	526,828
RB Series 2018 B	5.00%	10/01/34 (a)	250,000	261,787
RB Series 2018 B	5.00%	10/01/36 (a)	1,000,000	1,043,051
RB Series 2020 A	5.00%	05/01/26	325,000	325,686
RB Series 2020 A	5.00%	05/01/27	250,000	256,811
RB Series 2020 A	5.00%	05/01/28	200,000	210,245
RB Series 2020 A	5.00%	05/01/31 (a)	270,000	293,448
RB Series 2020 A	5.00%	05/01/32 (a)	350,000	379,586
RB Series 2020 A	5.00%	05/01/34 (a)	430,000	463,490
RB Series 2020 A	4.00%	05/01/36 (a)	570,000	582,397
RB Series 2021 A	5.00%	05/01/28	100,000	105,122
RB Series 2021 A	5.00%	05/01/29	160,000	171,539
RB Series 2021 A	5.00%	05/01/30	265,000	288,895
RB Series 2021 A	5.00%	05/01/31	60,000	66,401
RB Series 2021 A	5.00%	05/01/33 (a)	240,000	263,299
RB Series 2021 A	5.00%	05/01/34 (a)	450,000	491,678
RB Series 2021 A	5.00%	05/01/35 (a)	215,000	233,949
RB Series 2021 A	4.00%	05/01/36 (a)	95,000	97,530
RB Series 2021 A	4.00%	05/01/37 (a)	255,000	259,970
RB Series 2021 A	5.00%	05/01/41 (a)	250,000	265,017
RB Series 2021 D	5.00%	11/01/33 (a)	55,000	60,689
RB Series 2021 D	5.00%	11/01/34 (a)	250,000	274,645
RB Series 2021 D	4.00%	11/01/39 (a)	250,000	251,224
RB Series 2021 D	4.00%	11/01/40 (a)	1,000,000	994,329
RB Series 2022 A	5.00%	07/01/26	25,000	25,159
RB Series 2022 A	5.00%	07/01/27 (b)	35,000	36,030
RB Series 2022 A	5.00%	07/01/27	15,000	15,470
RB Series 2022 A	5.00%	07/01/28 (b)	145,000	152,488
RB Series 2022 A	5.00%	07/01/28	55,000	58,026
RB Series 2022 A	5.00%	07/01/29 (b)	90,000	96,471
RB Series 2022 A	5.00%	07/01/29	35,000	37,641
RB Series 2022 A	5.00%	07/01/30 (b)	735,000	800,915
RB Series 2022 A	5.00%	07/01/30	265,000	289,656
RB Series 2022 A	5.00%	07/01/32 (b)	120,000	134,302

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022 A	5.00%	07/01/32	600,000	673,333
RB Series 2022 A	5.00%	07/01/35 (a)	25,000	27,824
RB Series 2022 A	5.00%	07/01/36 (a)	125,000	137,932
RB Series 2022 A	5.00%	07/01/38 (a)	80,000	87,241
RB Series 2023 A	5.00%	07/01/29	250,000	268,865
RB Series 2023 A	5.00%	07/01/30	250,000	273,260
RB Series 2023 A	5.00%	07/01/32 (b)	60,000	67,151
RB Series 2023 A	5.00%	07/01/32	45,000	50,500
RB Series 2023 A	5.00%	07/01/37 (a)	750,000	832,161
RB Series 2023 A	5.25%	07/01/41 (a)	340,000	376,356
RB Series 2023 A	5.25%	07/01/43 (a)	245,000	268,269
RB Series 2024 A-1	5.00%	07/01/26	775,000	779,919
RB Series 2024 A-1	5.00%	07/01/27	305,000	314,549
RB Series 2024 A-1	5.00%	07/01/28	250,000	263,753
RB Series 2024 A-1	5.00%	07/01/29	350,000	376,410
RB Series 2024 A-2	5.00%	07/01/32	145,000	162,722
RB Series 2024 A-2	5.00%	07/01/33	270,000	305,972
RB Series 2024 A-2	5.00%	07/01/38 (a)	250,000	278,384
RB Series 2024 A-2	5.00%	07/01/43 (a)	250,000	270,948
Refunding RB Series 2022 B	5.00%	07/01/27	520,000	536,280
Refunding RB Series 2023 B	5.00%	07/01/26	2,445,000	2,460,517
Refunding RB Series 2023 B	5.00%	07/01/28	250,000	263,753
Refunding RB Series 2023 B	5.00%	07/01/29	50,000	53,773
Refunding RB Series 2023 B	5.00%	07/01/30	50,000	54,652
Refunding RB Series 2023 B	5.00%	07/01/31	250,000	277,342
Refunding RB Series 2024 B	5.00%	07/01/27	225,000	232,044
Refunding RB Series 2025 A	5.00%	07/01/32	1,020,000	1,144,666
Refunding RB Series 2025 A	5.00%	07/01/34	3,410,000	3,895,570
Refunding RB Series 2025 A	5.00%	07/01/37 (a)	1,000,000	1,133,505
Refunding RB Series 2025 A	5.00%	07/01/39 (a)	1,000,000	1,116,939
Refunding RB Series 2025 A	5.00%	07/01/41 (a)	2,000,000	2,212,388
Refunding RB Series 2025 A	5.00%	07/01/42 (a)	1,250,000	1,373,784
				75,799,304
DELAWARE 0.1%
Delaware River & Bay Authority
Refunding RB Series 2019	4.00%	01/01/44 (a)	100,000	97,141
Delaware Transportation Authority
RB U.S. 301 Project Revenue Series 2015	5.00%	06/01/55 (a)	100,000	99,995
Refunding RB Series 2020	5.00%	07/01/30	75,000	82,105
State of Delaware
Refunding GO Bonds Series 2017 A	5.00%	01/01/28	2,025,000	2,111,392
Refunding GO Bonds Series 2022	5.00%	03/01/29	125,000	133,728
				2,524,361
DISTRICT OF COLUMBIA 1.8%
District of Columbia
GO Bonds Series 2015 A	4.00%	06/01/40 (a)	125,000	123,147
GO Bonds Series 2016 A	5.00%	06/01/41 (a)	35,000	35,140
GO Bonds Series 2017 D	5.00%	06/01/35 (a)	20,000	20,413
GO Bonds Series 2019 A	5.00%	10/15/26	275,000	278,694

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019 A	5.00%	10/15/27	160,000	166,183
GO Bonds Series 2019 A	5.00%	10/15/28	415,000	440,536
GO Bonds Series 2019 A	5.00%	10/15/29 (a)	25,000	26,745
GO Bonds Series 2019 A	5.00%	10/15/30 (a)	155,000	165,386
GO Bonds Series 2019 A	5.00%	10/15/31 (a)	420,000	446,640
GO Bonds Series 2019 A	5.00%	10/15/33 (a)	150,000	158,554
GO Bonds Series 2019 A	5.00%	10/15/34 (a)	240,000	253,045
GO Bonds Series 2019 A	5.00%	10/15/35 (a)	50,000	52,554
GO Bonds Series 2019 A	5.00%	10/15/36 (a)	275,000	288,256
GO Bonds Series 2019 A	4.00%	10/15/39 (a)	500,000	500,459
GO Bonds Series 2019 A	5.00%	10/15/44 (a)	240,000	247,159
GO Bonds Series 2023 A	5.00%	01/01/38 (a)	350,000	381,798
GO Bonds Series 2023 A	5.00%	01/01/45 (a)	200,000	210,573
GO Bonds Series 2024 A	5.00%	08/01/44 (a)	1,050,000	1,126,658
GO Bonds Series 2024 A	5.00%	08/01/49 (a)	370,000	384,610
GO Bonds Series 2024 B	5.00%	08/01/30	250,000	273,295
GO Bonds Series 2024 B	5.00%	08/01/33	20,000	22,625
GO Bonds Series 2024 B	5.00%	08/01/35 (a)	295,000	333,586
RB Series 2020	5.00%	12/01/34 (a)	200,000	212,430
Refunding GO Bonds Series 2017 A	4.00%	06/01/37 (a)	340,000	340,699
Refunding GO Bonds Series 2017 A	5.00%	06/01/37 (a)	220,000	224,026
Refunding GO Bonds Series 2021 E	5.00%	02/01/35 (a)	320,000	346,375
Refunding GO Bonds Series 2021 E	4.00%	02/01/37 (a)	125,000	127,400
Refunding GO Bonds Series 2023 B	5.00%	06/01/26	25,000	25,104
Refunding GO Bonds Series 2023 B	5.00%	06/01/28	45,000	47,390
Refunding GO Bonds Series 2023 B	5.00%	06/01/29	560,000	601,147
Refunding GO Bonds Series 2024 C	5.00%	12/01/27	280,000	291,679
Refunding GO Bonds Series 2024 C	5.00%	12/01/28	1,450,000	1,543,296
Refunding GO Bonds Series 2024 C	5.00%	12/01/30	380,000	417,477
Refunding GO Bonds Series 2026 B	5.00%	06/01/33	1,500,000	1,694,427
Refunding RB Georgetown University Series 2017	5.00%	04/01/30 (a)	250,000	255,094
Refunding RB Georgetown University Series 2017	5.00%	04/01/32 (a)	75,000	76,417
Refunding RB Georgetown University Series 2017	5.00%	04/01/34 (a)	250,000	254,189
Refunding RB Georgetown University Series 2017	5.00%	04/01/35 (a)	70,000	71,104
District of Columbia Income Tax Revenue
RB Series 2019 A	5.00%	03/01/30 (a)	345,000	371,065
RB Series 2019 A	5.00%	03/01/32 (a)	795,000	849,735
RB Series 2019 A	5.00%	03/01/33 (a)	1,175,000	1,252,144
RB Series 2019 A	5.00%	03/01/34 (a)	535,000	568,498
RB Series 2019 A	5.00%	03/01/35 (a)	135,000	143,005
RB Series 2019 A	4.00%	03/01/37 (a)	230,000	232,060
RB Series 2019 A	4.00%	03/01/39 (a)	1,000,000	1,003,757
RB Series 2019 A	4.00%	03/01/40 (a)	105,000	105,225
RB Series 2019 A	4.00%	03/01/44 (a)	200,000	190,153
RB Series 2020 A	5.00%	03/01/35 (a)	255,000	272,201
RB Series 2020 A	5.00%	03/01/36 (a)	30,000	31,890
RB Series 2020 A	5.00%	03/01/37 (a)	150,000	158,793
RB Series 2020 A	5.00%	03/01/39 (a)	295,000	310,157
RB Series 2020 C	5.00%	05/01/45 (a)	25,000	25,822
RB Series 2022 A	5.00%	07/01/32	285,000	319,140
RB Series 2022 A	5.00%	07/01/33 (a)	170,000	189,391

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022 A	5.00%	07/01/35 (a)	290,000	319,521
RB Series 2022 A	5.00%	07/01/40 (a)	250,000	268,415
RB Series 2022 A	5.00%	07/01/41 (a)	805,000	861,370
RB Series 2022 A	5.00%	07/01/47 (a)	2,500,000	2,592,439
RB Series 2023 A	5.00%	05/01/38 (a)	305,000	333,311
RB Series 2023 A	5.00%	05/01/39 (a)	900,000	978,404
RB Series 2023 A	5.00%	05/01/41 (a)	265,000	285,731
RB Series 2023 A	5.25%	05/01/48 (a)	730,000	768,291
RB Series 2023 C	5.00%	10/01/32	400,000	449,074
Refunding RB Series 2019 C	5.00%	10/01/26	395,000	399,931
Refunding RB Series 2019 C	5.00%	10/01/28	305,000	323,507
Refunding RB Series 2020 B	5.00%	10/01/26	180,000	182,247
Refunding RB Series 2020 B	5.00%	10/01/27	200,000	207,542
Refunding RB Series 2020 B	5.00%	10/01/28	210,000	222,742
Refunding RB Series 2020 B	5.00%	10/01/30	260,000	284,952
Refunding RB Series 2022 C	5.00%	12/01/27	195,000	203,134
Refunding RB Series 2022 C	5.00%	12/01/29	50,000	54,071
Refunding RB Series 2022 C	5.00%	12/01/32	100,000	112,446
Refunding RB Series 2022 C	5.00%	12/01/34 (a)	50,000	55,608
Refunding RB Series 2022 C	5.00%	12/01/36 (a)	75,000	82,326
Refunding RB Series 2024 A	5.00%	10/01/30	660,000	723,341
Refunding RB Series 2024 A	5.00%	10/01/34	125,000	142,552
Refunding RB Series 2024 A	5.00%	10/01/36 (a)	505,000	566,806
Refunding RB Series 2025 A	5.00%	06/01/27	365,000	375,771
Refunding RB Series 2025 A	5.00%	06/01/28	500,000	526,560
Refunding RB Series 2025 A	5.00%	06/01/33	330,000	372,774
Refunding RB Series 2025 A	5.00%	06/01/50 (a)	2,000,000	2,077,788
District of Columbia Water & Sewer Authority
RB Series 2017 A	5.00%	10/01/52 (a)	85,000	85,435
RB Series 2018 A	5.00%	10/01/49 (a)	100,000	101,529
RB Series 2018 B	5.00%	10/01/43 (a)	30,000	30,692
RB Series 2018 B	5.00%	10/01/49 (a)	100,000	101,529
RB Series 2019 A	5.00%	10/01/44 (a)	175,000	180,357
RB Series 2022 C-1	4.00%	10/01/47 (a)	500,000	459,072
RB Series 2025 C-2	2.70%	10/01/60 (a)(c)(f)	3,180,000	3,180,000
Refunding RB Series 2014 C	4.00%	10/01/41 (a)	435,000	409,452
Refunding RB Series 2024 A	5.00%	10/01/33	3,000,000	3,402,954
Refunding RB Series 2024 A	5.00%	10/01/34	345,000	393,719
Refunding RB Series 2024 A	5.00%	10/01/35 (a)	250,000	283,116
Refunding RB Series 2024 A	5.00%	10/01/38 (a)	215,000	239,123
Refunding RB Series 2024 A	5.00%	10/01/39 (a)	145,000	160,103
Refunding RB Series 2026 A	5.00%	10/01/38 (a)	1,500,000	1,693,224
Refunding RB Series 2026 A	5.00%	10/01/39 (a)	415,000	464,596
Metropolitan Washington Airports Authority Aviation Revenue
RB Series 2009 D-2	2.70%	10/01/39 (a)(c)(f)	3,860,000	3,860,000
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
RB Series 2009	3.36%	10/01/30 (c)(d)	80,000	68,953
RB Series 2009	3.34%	10/01/31 (c)(d)	100,000	82,922
RB Series 2009	3.15%	10/01/32 (c)(d)	820,000	652,579
RB Series 2009	3.65%	10/01/35 (c)(d)	50,000	34,684
RB Series 2010 A	4.56%	10/01/37 (d)	255,000	148,100

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2019 B	4.00%	10/01/44 (a)	535,000	487,847
Refunding RB Series 2019 B	5.00%	10/01/47 (a)	500,000	503,388
Refunding RB Series 2019 B	4.00%	10/01/49 (a)	575,000	492,321
Refunding RB Series 2019 B	3.00%	10/01/50 (a)(c)	440,000	313,212
Refunding RB Series 2019 B	4.00%	10/01/53 (a)	600,000	513,754
Refunding RB Series 2019 B	4.00%	10/01/53 (a)	95,000	78,514
Refunding RB Series 2022 A	4.00%	10/01/52 (a)(c)	730,000	627,891
Washington Convention & Sports Authority
Refunding RB Series 2018 A	5.00%	10/01/26	285,000	288,330
Refunding RB Series 2018 A	5.00%	10/01/28 (a)	55,000	56,838
Washington Metropolitan Area Transit Authority
RB Series 2017 B	5.00%	07/01/36 (a)	500,000	509,387
RB Series 2017 B	5.00%	07/01/42 (a)	700,000	710,548
Washington Metropolitan Area Transit Authority Dedicated Revenue
RB Series 2020 A	5.00%	07/15/37 (a)	25,000	26,442
RB Series 2020 A	5.00%	07/15/39 (a)	230,000	241,448
RB Series 2020 A	5.00%	07/15/45 (a)	385,000	394,138
RB Series 2021 A	5.00%	07/15/32 (a)	165,000	181,298
RB Series 2021 A	4.00%	07/15/35 (a)	100,000	102,362
RB Series 2021 A	5.00%	07/15/37 (a)	135,000	144,442
RB Series 2021 A	4.00%	07/15/38 (a)	1,000,000	1,006,152
RB Series 2021 A	4.00%	07/15/39 (a)	25,000	25,076
RB Series 2021 A	3.00%	07/15/40 (a)	250,000	213,582
RB Series 2021 A	5.00%	07/15/41 (a)	500,000	525,373
RB Series 2021 A	5.00%	07/15/46 (a)	280,000	286,788
RB Series 2023 A	5.00%	07/15/44 (a)	165,000	173,452
RB Series 2023 A	5.00%	07/15/45 (a)	50,000	52,278
RB Series 2023 A	4.13%	07/15/47 (a)	605,000	567,101
RB Series 2023 A	5.00%	07/15/48 (a)	1,000,000	1,028,059
RB Series 2023 A	5.50%	07/15/51 (a)	150,000	158,699
RB Series 2023 A	5.25%	07/15/53 (a)	2,275,000	2,356,064
RB Series 2024 A	5.00%	07/15/54 (a)	200,000	203,423
RB Series 2024 A	5.00%	07/15/56 (a)	290,000	294,477
RB Series 2024 A	4.38%	07/15/59 (a)	1,000,000	923,222
RB Series 2024 A	5.25%	07/15/59 (a)	645,000	668,571
RB Series 2025 A	5.25%	07/15/50 (a)	250,000	262,594
RB Series 2025 A	5.00%	07/15/60 (a)	1,225,000	1,242,069
				63,949,279
FLORIDA 2.9%
Central Florida Expressway Authority
RB Series 2016 B	4.00%	07/01/33 (a)(b)	5,000,000	5,019,257
RB Series 2016 B	5.00%	07/01/33 (a)(b)	50,000	50,316
RB Series 2016 B	5.00%	07/01/34 (a)(b)	2,000,000	2,012,643
RB Series 2016 B	4.00%	07/01/35 (a)(b)	60,000	60,231
RB Series 2018	5.00%	07/01/43 (a)	800,000	821,489
RB Series 2018	5.00%	07/01/48 (a)	100,000	101,440
RB Series 2019 A	5.00%	07/01/44 (a)	150,000	154,652
RB Series 2019 A	3.13%	07/01/49 (a)	315,000	236,896
RB Series 2019 B	5.00%	07/01/44 (a)	115,000	118,921
RB Series 2019 B	5.00%	07/01/49 (a)	75,000	76,177

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2021	5.00%	07/01/32 (a)(b)(c)	115,000	127,815
RB Series 2021	5.00%	07/01/33 (a)(b)(c)	85,000	94,472
RB Series 2021	4.00%	07/01/34 (a)(b)(c)	175,000	185,992
RB Series 2021 D	5.00%	07/01/33 (a)(c)	180,000	197,931
RB Series 2021 D	5.00%	07/01/35 (a)(c)	265,000	288,475
RB Series 2024 A	5.00%	07/01/49 (a)(c)	1,320,000	1,373,879
RB Series 2024 A	5.00%	07/01/54 (a)(c)	205,000	210,707
RB Series 2024 B	5.00%	07/01/33	250,000	283,656
RB Series 2024 B	5.00%	07/01/34 (c)	645,000	732,812
Refunding RB Series 2016 A	3.25%	07/01/36 (a)	400,000	381,139
Refunding RB Series 2016 B	5.00%	07/01/26	60,000	60,335
Refunding RB Series 2016 B	4.00%	07/01/30 (a)	50,000	50,101
Refunding RB Series 2016 B	4.00%	07/01/31 (a)	130,000	130,231
Refunding RB Series 2016 B	4.00%	07/01/36 (a)	130,000	130,087
Refunding RB Series 2016 B	4.00%	07/01/38 (a)	500,000	499,963
Refunding RB Series 2016 B	4.00%	07/01/39 (a)	220,000	210,497
Refunding RB Series 2016 B	4.00%	07/01/40 (a)	120,000	119,294
Refunding RB Series 2017	4.00%	07/01/41 (a)	500,000	485,180
Refunding RB Series 2017	5.00%	07/01/42 (a)	125,000	127,067
Refunding RB Series 2021	5.00%	07/01/26 (c)	200,000	201,214
Refunding RB Series 2021	5.00%	07/01/28 (c)	90,000	94,789
Refunding RB Series 2021	4.00%	07/01/35 (a)(c)	275,000	282,863
Refunding RB Series 2021	4.00%	07/01/39 (a)(c)	35,000	35,029
City of Cape Coral Water & Sewer Revenue
Refunding RB Series 2017	5.00%	10/01/39 (a)	250,000	254,340
Refunding Special Assessment Utility Improvement Assessment North 1 West Area Series 2023	5.65%	03/01/54 (a)(c)	200,000	209,590
City of Fort Lauderdale Water & Sewer Revenue
RB Series 2023 A	5.50%	09/01/48 (a)	250,000	270,887
RB Series 2023 A	5.50%	09/01/53 (a)	205,000	218,752
City of Fort Myers Utility System Revenue
Refunding RB Series 2019 A	4.00%	10/01/44 (a)	125,000	123,502
Refunding RB Series 2019 A	4.00%	10/01/49 (a)	150,000	134,620
Refunding RB Series 2023	5.25%	10/01/53 (a)	470,000	488,000
City of Gainesville Utilities System Revenue
RB Series 2017 A	5.00%	10/01/37 (a)	175,000	178,909
RB Series 2017 A	4.00%	10/01/38 (a)	25,000	24,662
RB Series 2019 A	5.00%	10/01/47 (a)	535,000	543,852
City of Jacksonville
RB Series 2025	5.00%	10/01/27	250,000	259,352
RB Series 2025	5.00%	10/01/29	290,000	312,014
Refunding RB Series 2023 A	5.50%	10/01/53 (a)	300,000	317,168
Refunding RB Series 2024	5.25%	10/01/54 (a)	255,000	265,956
City of Lakeland Department of Electric Utilities
RB Series 2021	5.00%	10/01/48	100,000	105,138
City of Miami
RB Series 2023 A	5.00%	03/01/48 (a)	350,000	357,905
RB Series 2024 A	5.50%	01/01/49 (a)	100,000	106,261
City of Miami Beach
RB Series 2015	5.00%	09/01/40 (a)	205,000	205,208
Refunding GO Bonds Series 2019	4.00%	05/01/44 (a)	100,000	97,508

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Miami Beach Water & Sewer Revenue
Refunding RB Series 2017	5.00%	09/01/47 (a)	250,000	251,831
City of Orlando
RB Contract Tourist Development Tax Revenue Series 2025	5.50%	11/01/50 (a)	500,000	529,480
RB Contract Tourist Development Tax Revenue Series 2025	5.50%	11/01/55 (a)	500,000	529,028
RB Covenant Revenues Series 2018 B	5.00%	10/01/48 (a)	125,000	126,828
City of Port St. Lucie
Refunding Special Assessment Southwest Annexation Special Assessment District No. 1 Series 2016	3.25%	07/01/45 (a)	150,000	124,908
City of St. Petersburg Public Utility Revenue
RB Series 2025 C	4.50%	10/01/55 (a)	1,000,000	973,707
City of Tampa
RB State of Florida Cigarette Tax Revenue Series 2020 A	5.00%	09/01/45 (a)(d)	300,000	119,531
RB State of Florida Cigarette Tax Revenue Series 2020 A	5.09%	09/01/53 (a)(d)	1,500,000	365,957
Refunding RB University of Tampa, Inc. Series 2020 A	4.00%	04/01/50 (a)	255,000	222,201
City of Tampa Water & Wastewater System Revenue
RB Series 2020 A	5.00%	10/01/54 (a)	1,165,000	1,188,361
RB Series 2022 A	5.00%	10/01/52 (a)	25,000	25,754
RB Series 2022 A	5.25%	10/01/57 (a)	1,200,000	1,248,780
RB Series 2024	5.00%	10/01/47 (a)	100,000	105,494
RB Series 2024	5.00%	10/01/54 (a)	480,000	497,046
County of Broward Airport System Revenue
RB Series 2012 Q-1	4.00%	10/01/42 (a)	500,000	484,373
County of Broward Convention Center Hotel Revenue
RB Series 2022	5.00%	01/01/47 (a)	125,000	129,087
County of Broward Tourist Development Tax Revenue
RB Series 2021	4.00%	09/01/47 (a)	100,000	89,742
RB Series 2021	4.00%	09/01/51 (a)	250,000	215,774
County of Broward Water & Sewer Utility Revenue
RB Series 2019 A	5.00%	10/01/39 (a)	125,000	130,546
RB Series 2019 A	5.00%	10/01/40 (a)	50,000	52,148
County of Hillsborough
RB Series 2021	3.00%	08/01/46 (a)	50,000	37,874
RB Series 2021	2.25%	08/01/51 (a)	160,000	95,118
County of Manatee
RB Series 2023	5.25%	10/01/48 (a)	635,000	670,774
Refunding RB Series 2022	4.00%	10/01/52 (a)	150,000	133,334
County of Manatee Public Utilities Revenue
Refunding RB Series 2023	4.00%	10/01/53 (a)	250,000	217,595
County of Miami-Dade
GO Bonds Series 2014 A	3.75%	07/01/42 (a)	1,245,000	1,181,916
GO Bonds Series 2014 A	4.00%	07/01/42 (a)	250,000	249,620
GO Bonds Series 2021 A	4.00%	07/01/50 (a)	1,000,000	887,782
RB Series 2009 C	4.76%	10/01/44 (c)(d)	750,000	315,297
RB Series 2023 A	5.00%	04/01/48 (a)	250,000	256,375
Refunding GO Bonds Series 2016 A	5.00%	07/01/38 (a)	205,000	205,811
Refunding RB Series 2009 A	6.88%	10/01/34 (a)(c)	240,000	269,090
Refunding RB Series 2016	4.00%	10/01/39 (a)	325,000	324,211
Refunding RB Series 2016	4.00%	10/01/40 (a)	175,000	175,077

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Miami-Dade Aviation Revenue
RB Series 2025 B	5.25%	10/01/55 (a)	1,000,000	1,031,201
Refunding RB Series 2015 B	5.00%	10/01/26 (a)	75,000	75,158
Refunding RB Series 2016	5.00%	10/01/28 (a)	50,000	50,572
County of Miami-Dade Seaport Department
Refunding RB Series 2021 A-2	4.00%	10/01/49 (a)(c)	550,000	483,573
Refunding RB Series 2021 A-2	3.00%	10/01/50 (a)(c)	100,000	72,837
Refunding RB Series 2021 B-2	4.00%	10/01/43 (a)	125,000	121,685
County of Miami-Dade Transit System
RB Series 2018	4.00%	07/01/45 (a)	350,000	335,503
RB Series 2018	4.00%	07/01/48 (a)	500,000	448,306
RB Series 2022	5.00%	07/01/46 (a)	75,000	77,652
RB Series 2022	5.00%	07/01/48 (a)	250,000	255,624
RB Series 2022	5.00%	07/01/49 (a)	305,000	310,320
RB Series 2022	5.00%	07/01/51 (a)	390,000	395,762
RB Series 2022	5.00%	07/01/52 (a)	500,000	506,521
Refunding RB Series 2017	4.00%	07/01/38 (a)	500,000	500,163
County of Miami-Dade Water & Sewer System Revenue
RB Series 2017 A	4.00%	10/01/44 (a)	300,000	292,036
RB Series 2017 A	3.38%	10/01/47 (a)	540,000	436,866
RB Series 2017 A	4.00%	10/01/47 (a)	20,000	18,289
RB Series 2019 B	3.00%	10/01/49 (a)	250,000	183,212
RB Series 2019 B	4.00%	10/01/49 (a)	695,000	619,131
RB Series 2021	5.00%	10/01/27	75,000	77,581
RB Series 2021	4.00%	10/01/39 (a)	435,000	438,266
RB Series 2021	4.00%	10/01/41 (a)	550,000	551,379
RB Series 2021	4.00%	10/01/42 (a)	405,000	404,571
RB Series 2021	3.00%	10/01/43 (a)	50,000	41,399
RB Series 2021	4.00%	10/01/44 (a)	25,000	24,336
RB Series 2021	4.00%	10/01/46 (a)	975,000	907,857
RB Series 2021	5.00%	10/01/46 (a)	50,000	51,644
RB Series 2021	4.00%	10/01/48 (a)	460,000	417,995
RB Series 2021	4.00%	10/01/51 (a)	65,000	56,182
RB Series 2024 A	4.13%	10/01/50 (a)	200,000	182,992
RB Series 2024 A	5.25%	10/01/54 (a)	2,100,000	2,187,258
RB Series 2024 B	5.00%	10/01/33	100,000	112,787
RB Series 2025 A	4.50%	10/01/51 (a)	1,000,000	963,989
RB Series 2025 A	5.00%	10/01/55 (a)	500,000	512,596
Refunding RB Series 2017 B	4.00%	10/01/35 (a)	5,100,000	5,140,126
Refunding RB Series 2017 B	4.00%	10/01/38 (a)	50,000	50,188
Refunding RB Series 2017 B	3.13%	10/01/39 (a)	1,050,000	950,492
County of Osceola Transportation Revenue
Refunding RB Series 2020 A-1	4.00%	10/01/54 (a)(c)	150,000	125,610
County of Pasco
RB Pasco Cnty RB (Moffitt Cancer Center) Series 2023A Series 2023 A	5.75%	09/01/54 (a)	765,000	811,849
RB State of Florida Cigarette Tax Revenue Series 2023 A	5.00%	09/01/48 (a)(c)	250,000	252,497
County of Pasco Water & Sewer Revenue
RB Series 2014 B	4.00%	10/01/44 (a)	150,000	143,873
County of Sarasota Utility System Revenue
RB Series 2025	5.25%	10/01/55 (a)	200,000	209,152

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Seminole
Refunding RB Series 2022	5.00%	10/01/52 (a)	300,000	305,652
Duval County Public Schools
COP Series 2022 A	5.00%	07/01/26 (c)	30,000	30,182
COP Series 2022 A	5.00%	07/01/28 (c)	285,000	299,590
COP Series 2022 A	5.00%	07/01/29 (c)	325,000	348,159
COP Series 2022 A	5.00%	07/01/30 (c)	145,000	157,882
COP Series 2022 A	5.00%	07/01/31 (a)(c)	50,000	54,079
COP Series 2022 A	5.00%	07/01/32 (a)(c)	375,000	404,344
COP Series 2022 A	5.00%	07/01/33 (a)(c)	40,000	42,908
COP Series 2022 A	5.00%	07/01/34 (a)(c)	210,000	224,315
Florida Department of Management Services
Refunding COP Series 2018 A	5.00%	11/01/26	55,000	55,792
Florida Higher Educational Facilities Financing Authority
Refunding RB Rollins College Series 2020 A	3.00%	12/01/48 (a)	60,000	43,027
Florida Insurance Assistance Interlocal Agency, Inc.
RB Florida Insurance Guaranty Association, Inc. Series 2023 A-1	5.00%	09/01/28 (a)	375,000	378,411
RB Guaranty Association, Inc. Series 2023 A-1	5.00%	09/01/27 (a)	305,000	307,822
Florida Municipal Power Agency
Refunding RB All-Requirements Power Supply Project Revenue Series 2016 A	5.00%	10/01/28 (a)	135,000	136,577
Florida State Board of Governors
RB Florida State University Athletics Association, Inc. Series 2024 A	4.25%	10/01/53 (a)(c)	250,000	226,315
Fort Pierce Utilities Authority
Refunding RB Series 2022 A	4.00%	10/01/52 (a)	515,000	445,666
Hillsborough County Aviation Authority
RB Series 2018 F	5.00%	10/01/43 (a)	150,000	153,781
RB Series 2018 F	5.00%	10/01/48 (a)	250,000	252,984
JEA Electric System Revenue
Refunding RB Series 2017 B	5.00%	10/01/27	25,000	25,842
Refunding RB Series 2017 B	5.00%	10/01/29 (a)	50,000	51,600
Refunding RB Series 2017 B	5.00%	10/01/30 (a)	250,000	257,467
Refunding RB Series 2017 III-B	5.00%	10/01/33 (a)	160,000	164,120
Refunding RB Series 2024 3rd	5.00%	10/01/28	25,000	26,442
Refunding RB Series 2024 3rd	5.00%	10/01/29	270,000	290,964
Refunding RB Series 2024 3rd	5.00%	10/01/33	275,000	311,937
Refunding RB Series 2024 A	5.00%	10/01/36 (a)	100,000	112,361
JEA Water & Sewer System Revenue
Refunding RB Series 2017 A	5.00%	10/01/29 (a)	110,000	113,659
Refunding RB Series 2017 A	4.00%	10/01/39 (a)	610,000	587,457
Refunding RB Series 2024 A	5.25%	10/01/49 (a)	375,000	397,267
Refunding RB Series 2024 A	5.50%	10/01/54 (a)	1,120,000	1,192,626
Refunding RB Series 2025 A	5.25%	10/01/55 (a)	935,000	978,770
Lee County School Board
COP Series 2023 A	4.00%	08/01/46 (a)	100,000	92,581
COP Series 2023 A	4.00%	08/01/48 (a)	250,000	224,640
Miami-Dade County Educational Facilities Authority
RB University of Miami Series 2018 A	4.00%	04/01/53 (a)	35,000	29,640
RB University of Miami Series 2018 A	5.00%	04/01/53 (a)	500,000	500,094
RB University of Miami Series 2026	5.00%	04/01/48 (a)(e)	250,000	255,704
Refunding RB Series 2015 A	4.00%	04/01/45 (a)	410,000	384,201
Refunding RB University of Miami Series 2024 A	5.00%	04/01/36 (a)	410,000	456,064

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB University of Miami Series 2024 A	5.00%	04/01/41 (a)	1,500,000	1,606,271
Refunding RB University of Miami Series 2024 A	5.00%	04/01/45 (a)	300,000	312,441
Refunding RB University of Miami Series 2024 A	5.00%	04/01/46 (a)	25,000	25,849
Refunding RB University of Miami Series 2025 B	5.25%	04/01/40 (a)	110,000	120,583
Miami-Dade County Expressway Authority
RB Series 2010 A	5.00%	07/01/40 (a)	155,000	155,122
RB Series 2014 A	5.00%	07/01/39 (a)	225,000	225,450
RB Series 2014 A	5.00%	07/01/44 (a)	200,000	200,099
Orange County Convention Center
RB Series 2016 A	4.00%	10/01/36 (a)	140,000	140,155
Orange County School Board
COP Series 2016 C	5.00%	08/01/34 (a)(b)	150,000	151,245
COP Series 2024 A	5.00%	08/01/33	50,000	56,387
COP Series 2024 A	5.00%	08/01/34	85,000	96,359
Refunding COP Series 2021 A	5.00%	08/01/32	90,000	100,592
Orlando Utilities Commission
RB Series 2023 A	5.00%	10/01/48 (a)	350,000	362,360
RB Series 2025 A	5.00%	10/01/50 (a)	1,155,000	1,193,439
Refunding RB Series 2024 B	5.00%	10/01/38 (a)	150,000	166,539
Refunding RB Series 2024 B	5.00%	10/01/39 (a)	200,000	220,447
Palm Beach County School District
COP Series 2020 A	5.00%	08/01/34 (a)	50,000	53,537
Refunding COP Series 2017 A	5.00%	08/01/27	140,000	144,518
Refunding COP Series 2018 C	5.00%	08/01/29 (a)	30,000	31,603
Refunding COP Series 2025 A	5.00%	08/01/27	1,750,000	1,806,477
Refunding COP Series 2025 A	5.00%	08/01/30	600,000	653,857
Peace River Manasota Regional Water Supply Authority
RB Series 2025 A	5.25%	10/01/50 (a)	510,000	536,597
RB Series 2025 A	5.50%	10/01/55 (a)	500,000	528,850
School Board of Miami-Dade County
GO Bonds Series 2017	4.00%	03/15/47 (a)	1,000,000	910,580
GO Bonds Series 2022 A	5.00%	03/15/52 (a)	125,000	126,944
Refunding COP Series 2015 D	5.00%	02/01/27 (a)	50,000	50,096
Refunding COP Series 2015 D	5.00%	02/01/30 (a)	100,000	100,193
Refunding COP Series 2015 D	5.00%	02/01/31 (a)	65,000	65,121
Refunding COP Series 2016 C	3.25%	02/01/33 (a)	300,000	296,606
Refunding COP Series 2025 A	5.00%	05/01/27	235,000	241,173
Refunding COP Series 2025 A	5.00%	05/01/28	750,000	786,233
Refunding COP Series 2025 A	5.00%	05/01/30	425,000	462,291
Refunding COP Series 2025 A	5.00%	05/01/31	230,000	253,849
School District of Broward County
COP Series 2020 A	5.00%	07/01/30	305,000	330,313
COP Series 2020 A	5.00%	07/01/31 (a)	145,000	156,061
COP Series 2020 A	5.00%	07/01/33 (a)	500,000	534,445
COP Series 2020 A	5.00%	07/01/34 (a)	60,000	63,979
COP Series 2022 B	5.00%	07/01/35 (a)	360,000	391,909
COP Series 2022 B	5.00%	07/01/36 (a)	480,000	519,707
GO Bonds Series 2022	5.00%	07/01/51 (a)	165,000	168,962
Refunding COP Series 2019 A	5.00%	07/01/28	110,000	115,287
Refunding COP Series 2025 A	5.00%	07/01/27	5,000,000	5,141,541

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
South Florida Water Management District
Refunding COP Series 2016	5.00%	10/01/35 (a)	175,000	175,000
State of Florida
Refunding GO Bonds Series 2021 A	5.00%	06/01/32	25,000	28,076
Refunding GO Bonds Series 2021 B	5.00%	06/01/26	30,000	30,130
Refunding GO Bonds Series 2021 B	5.00%	06/01/28	25,000	26,328
Refunding GO Bonds Series 2022 B	5.00%	06/01/33	125,000	141,720
Refunding GO Bonds Series 2022 C	5.00%	06/01/27	420,000	432,591
Refunding GO Bonds Series 2024 A	5.00%	06/01/34	4,280,000	4,886,524
State of Florida Department of Transportation Turnpike System Revenue
RB Series 2021 C	3.00%	07/01/51 (a)	500,000	353,129
RB Series 2022 C	5.00%	07/01/47 (a)	3,955,000	4,103,795
RB Series 2024 B	4.00%	07/01/51 (a)	1,000,000	901,842
RB Series 2025 D	4.25%	07/01/55 (a)	750,000	691,913
Refunding RB Series 2022 A	5.00%	07/01/27	85,000	87,661
State of Florida Lottery Revenue
Refunding RB Series 2017 A	5.00%	07/01/27	165,000	170,145
Refunding RB Series 2017 A	5.00%	07/01/28	125,000	131,483
Tampa Bay Water
RB Series 2022	5.00%	10/01/52 (a)	35,000	35,797
RB Series 2024 A	5.00%	10/01/49 (a)	500,000	518,755
RB Series 2024 A	5.25%	10/01/54 (a)	4,855,000	5,101,883
Refunding RB Series 2001 A	6.00%	10/01/29 (c)	95,000	104,916
Tampa-Hillsborough County Expressway Authority
RB Series 2017	5.00%	07/01/47 (a)	580,000	584,389
Refunding RB Series 2017 B	4.00%	07/01/42 (a)	750,000	731,571
Wildwood Utility Dependent District
RB Series 2021	5.00%	10/01/52 (a)(c)	115,000	115,875
				101,967,166
GEORGIA 1.9%
Atlanta Development Authority
RB Hotel Motel Tax Series 2015 A-1	5.25%	07/01/44 (a)	50,000	50,039
Augusta Water & Sewer Revenue
Refunding RB Series 2012	3.50%	10/01/42 (a)(c)	50,000	44,748
City of Atlanta Airport Passenger Facility Charge
RB Series 2019 C	5.00%	07/01/36 (a)	235,000	247,514
City of Atlanta Department of Aviation
RB Series 2022 A	5.00%	07/01/47 (a)	500,000	516,827
RB Series 2023 B-1	5.00%	07/01/48 (a)	255,000	263,433
RB Series 2024 A-1	5.00%	07/01/49 (a)	355,000	366,794
RB Series 2024 A-1	5.00%	07/01/54 (a)	1,280,000	1,307,959
Refunding RB Series 2020 A	5.00%	07/01/27	160,000	164,869
Refunding RB Series 2020 A	5.00%	07/01/28	290,000	305,562
Refunding RB Series 2020 A	5.00%	07/01/30	25,000	27,337
City of Atlanta Water & Wastewater Revenue
RB Series 2018 B	3.50%	11/01/43 (a)	500,000	447,137
RB Series 2018 B	5.00%	11/01/43 (a)(b)	90,000	93,531
RB Series 2018 B	5.00%	11/01/43 (a)	10,000	10,182
RB Series 2024	5.00%	11/01/41 (a)(c)	40,000	43,724
Refunding RB Series 2015	5.00%	11/01/26 (a)	55,000	55,116

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2015	5.00%	11/01/31 (a)	80,000	80,533
Refunding RB Series 2015	5.00%	11/01/32 (a)	50,000	50,333
Refunding RB Series 2015	5.00%	11/01/40 (a)	180,000	180,515
Cobb-Marietta Coliseum & Exhibit Hall Authority
RB Series 2025	5.50%	10/01/50 (a)	250,000	269,347
County of DeKalb Water & Sewerage Revenue
RB Series 2025 A	5.00%	10/01/55 (a)	1,025,000	1,055,040
Refunding RB Series 2022	5.00%	10/01/38 (a)	250,000	272,318
Refunding RB Series 2022	5.00%	10/01/41 (a)	225,000	242,268
Refunding RB Series 2022	5.00%	10/01/52 (a)	100,000	102,343
County of Fulton Water & Sewerage Revenue
RB Series 2020 A	3.00%	01/01/41 (a)	500,000	428,663
RB Series 2020 A	2.25%	01/01/42 (a)	435,000	319,001
RB Series 2020 A	2.25%	01/01/43 (a)	150,000	108,017
RB Series 2020 A	2.38%	01/01/44 (a)	200,000	142,984
Refunding RB Series 2025	5.00%	01/01/33	1,000,000	1,129,919
County of Paulding Water & Sewerage Revenue
Refunding RB Series 2016	3.00%	12/01/48 (a)	105,000	77,220
Development Authority for Fulton County
RB Georgia Tech Facilities, Inc. Series 2024	5.00%	06/15/56 (a)	100,000	101,939
Georgia Ports Authority
RB Series 2021	4.00%	07/01/46 (a)	10,000	9,524
RB Series 2021	2.63%	07/01/51 (a)	100,000	65,956
RB Series 2021	4.00%	07/01/51 (a)	100,000	92,772
RB Series 2022	4.00%	07/01/40 (a)	15,000	15,016
RB Series 2022	5.00%	07/01/41 (a)	100,000	107,118
RB Series 2022	4.00%	07/01/47 (a)	2,950,000	2,781,228
RB Series 2022	4.00%	07/01/52 (a)	625,000	574,483
RB Series 2022	5.25%	07/01/52 (a)	1,100,000	1,144,487
Georgia State Road & Tollway Authority
RB Series 2020	5.00%	06/01/30	125,000	136,296
RB Series 2020	5.00%	06/01/32 (a)	10,000	10,821
Gwinnett County School District
GO Bonds Series 2019	5.00%	02/01/38 (a)	4,310,000	4,512,972
GO Bonds Series 2021	4.00%	02/01/37 (a)	25,000	25,562
GO Bonds Series 2022 B	5.00%	08/01/27	150,000	155,001
Refunding GO Bonds Series 2025	5.00%	02/01/30	8,000,000	8,700,274
Refunding GO Bonds Series 2025	5.00%	02/01/32	6,300,000	7,056,917
Jefferson Public Building Authority
RB City School District Series 2025	4.50%	02/01/55 (a)(c)	100,000	96,263
Macon Water Authority
RB Series 2024	5.00%	10/01/54 (a)	500,000	512,639
Metropolitan Atlanta Rapid Transit Authority
RB Series 2016 B	5.00%	07/01/33 (a)(b)	120,000	120,783
RB Series 2016 B	5.00%	07/01/34 (a)(b)	25,000	25,163
RB Series 2024 A	5.00%	07/01/34 (a)	205,000	232,772
RB Series 2024 A	5.00%	07/01/37 (a)	200,000	222,631
RB Series 2025 A	5.25%	07/01/50 (a)	500,000	530,286
RB Series 2025 A	5.00%	07/01/55 (a)	1,000,000	1,032,212
Refunding RB Series 2017 C	3.25%	07/01/37 (a)	100,000	93,224

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017 C	3.50%	07/01/38 (a)	260,000	249,225
Refunding RB Series 2017 C	3.25%	07/01/39 (a)	1,065,000	963,580
Municipal Electric Authority of Georgia
RB Series 2023 A	5.25%	07/01/64 (a)	195,000	198,181
RB JEA Electric System Revenue Series 2019 A	5.00%	01/01/49 (a)	2,600,000	2,599,025
RB JEA Electric System Revenue Series 2022 A	4.50%	07/01/63 (a)	500,000	457,812
RB JEA Electric System Revenue Series 2023 A	5.00%	07/01/55 (a)(c)	250,000	252,855
RB JEA Electric System Revenue Series 2023 A	5.00%	07/01/64 (a)(c)	750,000	745,981
RB PowerSouth Energy Cooperative Series 2019 B	4.00%	01/01/49 (a)	500,000	432,960
RB PowerSouth Energy Cooperative Series 2019 B	5.00%	01/01/59 (a)	1,040,000	1,013,550
Refunding RB Series 2016 A	5.00%	01/01/28 (a)	390,000	392,273
Refunding RB Series 2018 HH	4.13%	01/01/49 (a)(c)	275,000	253,314
Refunding RB Series 2024 A	5.25%	01/01/49 (a)	200,000	205,984
Refunding RB Series 2024 A	5.25%	01/01/54 (a)(c)	2,500,000	2,574,058
Private Colleges & Universities Authority
RB Emory University Series 2023 B	5.00%	09/01/33	5,000,000	5,649,765
Refunding RB Emory University Series 2016 B	4.00%	10/01/38 (a)	10,000	9,855
Refunding RB Emory University Series 2019 A	5.00%	09/01/29	275,000	295,450
Refunding RB Emory University Series 2020 B	4.00%	09/01/39 (a)	115,000	114,570
Refunding RB Emory University Series 2020 B	4.00%	09/01/41 (a)	350,000	343,313
Refunding RB Emory University Series 2022 A	5.00%	09/01/32	330,000	369,554
Refunding RB Emory University Series 2025 A	5.00%	09/01/29	495,000	531,810
Refunding RB Emory University Series 2025 A	5.25%	09/01/39 (a)	1,000,000	1,130,598
Richmond County Board of Education
GO Bonds Series 2025	5.00%	10/01/30	250,000	274,437
Rockdale County Public Facilities Authority
RB Series 2024	5.00%	01/01/49 (a)	40,000	41,209
Sandy Springs Public Facilities Authority
RB Series 2015	5.00%	05/01/41 (a)(b)	190,000	190,409
State of Georgia
GO Bonds Series 2016 A	4.00%	02/01/31 (a)	25,000	25,022
GO Bonds Series 2016 A	2.50%	02/01/33 (a)	600,000	565,869
GO Bonds Series 2017 A-2	5.00%	02/01/31 (a)	200,000	204,012
GO Bonds Series 2017 A-2	3.00%	02/01/34 (a)	100,000	97,143
GO Bonds Series 2017 A-2	4.00%	02/01/36 (a)	55,000	55,315
GO Bonds Series 2017 A-2	3.00%	02/01/37 (a)	340,000	319,057
GO Bonds Series 2018 A	5.00%	07/01/27	35,000	36,109
GO Bonds Series 2018 A	5.00%	07/01/28	110,000	116,051
GO Bonds Series 2018 A	5.00%	07/01/31 (a)	170,000	178,939
GO Bonds Series 2019 A	5.00%	07/01/27	65,000	67,059
GO Bonds Series 2019 A	5.00%	07/01/28	185,000	195,177
GO Bonds Series 2019 A	5.00%	07/01/30 (a)	235,000	252,469
GO Bonds Series 2019 A	5.00%	07/01/32 (a)	100,000	107,170
GO Bonds Series 2020 A	5.00%	08/01/27	100,000	103,374
GO Bonds Series 2020 A	5.00%	08/01/28	65,000	68,699
GO Bonds Series 2020 A	5.00%	08/01/29	3,000,000	3,236,344
GO Bonds Series 2020 A	5.00%	08/01/32 (a)	425,000	463,644
GO Bonds Series 2020 A	3.00%	08/01/36 (a)	35,000	33,016
GO Bonds Series 2022 A	5.00%	07/01/36 (a)	285,000	314,547
Refunding GO Bonds Series 2016 E	5.00%	12/01/26	230,000	233,823
Refunding GO Bonds Series 2021 A	5.00%	07/01/27	4,000,000	4,126,734

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2021 A	5.00%	07/01/29	155,000	166,947
Refunding GO Bonds Series 2021 A	5.00%	07/01/32 (a)	50,000	55,462
Refunding GO Bonds Series 2021 A	4.00%	07/01/34 (a)	105,000	109,205
Refunding GO Bonds Series 2021 A	4.00%	07/01/38 (a)	205,000	208,854
Refunding GO Bonds Series 2022 C	4.00%	07/01/28	80,000	82,661
Refunding GO Bonds Series 2022 C	5.00%	07/01/32	400,000	451,576
Refunding GO Bonds Series 2023 C	4.00%	01/01/28	290,000	297,790
Valdosta & Lowndes County Hospital Authority
RB South Georgia Medical Center Obligated Group Series 2024	5.00%	10/01/54 (a)	120,000	122,105
				68,343,553
HAWAII 0.3%
City & County Honolulu Wastewater System Revenue
RB Series 2018 A	4.00%	07/01/42 (a)	1,000,000	982,068
RB Series 2022 A	5.00%	07/01/47 (a)	240,000	248,763
RB Series 2024 A	5.25%	07/01/54 (a)	2,150,000	2,250,931
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	1,000,000	1,098,648
Refunding RB Series 2025 A	5.00%	07/01/33	500,000	568,362
Refunding RB Series 2025 A	5.00%	07/01/38 (a)	415,000	464,754
City & County of Honolulu
GO Bonds Series 2019 A	5.00%	09/01/26	90,000	90,961
GO Bonds Series 2019 A	5.00%	09/01/27	200,000	207,131
GO Bonds Series 2019 A	5.00%	09/01/28	235,000	248,703
GO Bonds Series 2019 A	5.00%	09/01/29 (a)	50,000	52,792
GO Bonds Series 2021 E	5.00%	03/01/27	225,000	230,245
GO Bonds Series 2021 E	5.00%	03/01/28	205,000	214,783
GO Bonds Series 2021 E	5.00%	03/01/29	100,000	106,837
GO Bonds Series 2021 E	5.00%	03/01/30	250,000	271,989
GO Bonds Series 2021 E	5.00%	03/01/31	50,000	55,201
Refunding GO Bonds Series 2020 B	5.00%	03/01/27	285,000	291,643
Refunding GO Bonds Series 2020 B	5.00%	03/01/28	155,000	162,397
Refunding GO Bonds Series 2020 B	5.00%	03/01/29	50,000	53,418
State of Hawaii
GO Bonds Series 2016 FB	3.00%	04/01/36 (a)	65,000	60,562
GO Bonds Series 2017 FK	5.00%	05/01/27	50,000	51,368
GO Bonds Series 2017 FK	5.00%	05/01/28 (a)	100,000	102,593
GO Bonds Series 2017 FK	4.00%	05/01/31 (a)	500,000	506,275
GO Bonds Series 2017 FK	4.00%	05/01/32 (a)	25,000	25,281
GO Bonds Series 2017 FK	5.00%	05/01/34 (a)	150,000	153,162
GO Bonds Series 2018 FT	5.00%	01/01/27	270,000	275,138
GO Bonds Series 2018 FT	5.00%	01/01/28	35,000	36,524
GO Bonds Series 2018 FT	5.00%	01/01/31 (a)	1,000,000	1,039,569
GO Bonds Series 2018 FT	5.00%	01/01/33 (a)	390,000	404,157
GO Bonds Series 2018 FT	5.00%	01/01/36 (a)	95,000	97,917
GO Bonds Series 2018 FT	5.00%	01/01/38 (a)	100,000	102,717
GO Bonds Series 2019 FW	5.00%	01/01/32 (a)	55,000	58,190
Refunding GO Bonds Series 2016 FE	5.00%	10/01/28 (a)	200,000	202,517
Refunding GO Bonds Series 2016 FH	5.00%	10/01/26	160,000	162,045
Refunding GO Bonds Series 2016 FH	5.00%	10/01/28 (a)	370,000	374,656
Refunding GO Bonds Series 2016 FH	4.00%	10/01/31 (a)	50,000	50,261

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Hawaii Airports System Revenue
Refunding RB Series 2020 D	5.00%	07/01/33 (a)	80,000	86,452
Refunding RB Series 2020 D	5.00%	07/01/34 (a)	115,000	123,845
				11,512,855
IDAHO 0.2%
Idaho Housing & Finance Association
RB Sales Tax Revenue Series 2022 A	5.00%	08/15/47 (a)	150,000	155,751
RB Sales Tax Revenue Series 2023 A	5.25%	08/15/48 (a)	250,000	263,148
RB Sales Tax Revenue Series 2024 A	5.00%	08/15/48 (a)	1,225,000	1,273,695
Refunding RB Series 2021 A	5.00%	07/15/29	40,000	42,814
Refunding RB Series 2021 A	4.00%	07/15/39 (a)	355,000	353,722
Idaho State Building Authority
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/26	650,000	652,713
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/27	600,000	617,355
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/29	160,000	171,857
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/30	340,000	371,147
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/32	20,000	22,448
RB Sales Tax Revenue Series 2024 A	5.00%	06/01/33	500,000	566,879
RB Sales Tax Revenue Series 2025 A	5.00%	06/01/28	80,000	84,198
RB Sales Tax Revenue Series 2025 A	5.00%	06/01/30	115,000	125,535
RB Sales Tax Revenue Series 2025 A	5.00%	06/01/34	275,000	314,398
				5,015,660
ILLINOIS 5.3%
Board of Trustees of the University of Illinois
Refunding RB Auxiliary Facilities System Series 2018 A	4.13%	04/01/48 (a)(c)	100,000	90,499
Chicago Board of Education Dedicated Capital Improvement Tax
RB Series 2017	6.10%	04/01/36 (a)	230,000	233,645
RB Series 2017	6.00%	04/01/46 (a)	2,100,000	2,123,170
RB Series 2023	5.00%	04/01/45 (a)	200,000	202,519
Chicago Midway International Airport
Refunding RB Series 2023 B	5.00%	01/01/35 (a)(c)	515,000	569,535
Refunding RB Series 2025 B	5.00%	01/01/50 (a)	1,000,000	1,022,169
Refunding RB Series 2025 B	5.00%	01/01/55 (a)	1,020,000	1,033,731
Chicago O’Hare International Airport
RB Series 2017 D	5.00%	01/01/52 (a)	2,000,000	2,003,508
RB Series 2018 B	5.00%	01/01/37 (a)	10,000	10,413
RB Series 2018 B	5.00%	01/01/38 (a)	100,000	103,875
RB Series 2018 B	5.00%	01/01/39 (a)	120,000	124,365
RB Series 2018 B	4.00%	01/01/44 (a)	1,100,000	1,034,536
RB Series 2018 B	5.00%	01/01/48 (a)	2,525,000	2,545,441
RB Series 2018 B	4.00%	01/01/53 (a)(c)	100,000	85,697
RB Series 2018 B	5.00%	01/01/53 (a)	215,000	216,068
RB Series 2022 B	4.50%	01/01/56 (a)	35,000	32,552
RB Series 2022 B	5.25%	01/01/56 (a)	250,000	254,802
RB Series 2024 B	5.00%	01/01/48 (a)	200,000	204,236
RB Series 2024 B	5.25%	01/01/53 (a)	710,000	733,102
RB Series 2024 B	5.50%	01/01/59 (a)	350,000	366,105
RB Series 2026 A	5.25%	01/01/61 (a)	1,250,000	1,289,521
Refunding RB Series 2020 A	5.00%	01/01/34 (a)	155,000	164,551

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2020 A	4.00%	01/01/35 (a)	500,000	506,235
Refunding RB Series 2020 A	5.00%	01/01/35 (a)	510,000	539,583
Refunding RB Series 2020 A	4.00%	01/01/36 (a)	255,000	257,159
Refunding RB Series 2020 A	4.00%	01/01/37 (a)	25,000	25,119
Refunding RB Series 2020 A	4.00%	01/01/37 (a)(c)	600,000	606,832
Refunding RB Series 2022 D	5.00%	01/01/29	120,000	127,447
Refunding RB Series 2024 D	5.00%	01/01/28	500,000	520,370
Refunding RB Series 2024 D	5.00%	01/01/29	975,000	1,035,506
Refunding RB Series 2024 D	5.00%	01/01/30	215,000	231,879
Refunding RB Series 2024 D	5.00%	01/01/33	510,000	569,624
Refunding RB Series 2024 D	5.00%	01/01/34	90,000	101,364
Refunding RB Series 2025 C	5.00%	01/01/33	100,000	111,691
Refunding RB Series 2025 D	5.00%	01/01/38 (a)	3,000,000	3,338,076
Chicago Transit Authority Capital Grant Receipts Revenue
Refunding RB Series 2021	5.00%	06/01/28	80,000	83,559
Chicago Transit Authority Sales Tax Receipts Fund
RB Series 2017	5.00%	12/01/51 (a)	750,000	750,697
RB Series 2026 A	5.00%	12/01/41 (a)	170,000	184,718
RB Series 2026 A	5.25%	12/01/51 (a)	1,000,000	1,039,400
Refunding RB Series 2020 A	5.00%	12/01/45 (a)	585,000	596,739
Refunding RB Series 2020 A	4.00%	12/01/55 (a)	35,000	28,833
Refunding RB Series 2020 A	5.00%	12/01/55 (a)	85,000	85,389
Refunding RB Series 2022 A	5.00%	12/01/46 (a)(c)	75,000	77,014
Refunding RB Series 2022 A	4.00%	12/01/49 (a)	340,000	294,006
Refunding RB Series 2022 A	5.00%	12/01/52 (a)	25,000	25,156
Refunding RB Series 2022 A	5.00%	12/01/57 (a)	1,000,000	1,004,277
Refunding RB Series 2024 A	5.00%	12/01/41 (a)	525,000	560,664
Refunding RB Series 2024 A	5.00%	12/01/43 (a)	755,000	800,870
Refunding RB Series 2024 A	5.00%	12/01/44 (a)	210,000	221,555
Refunding RB Series 2024 A	5.00%	12/01/49 (a)	5,270,000	5,346,531
City of Chicago
GO Bonds Series 1999	4.54%	01/01/34 (c)(d)	60,000	43,840
GO Bonds Series 2019 A	5.50%	01/01/35 (a)	200,000	205,221
GO Bonds Series 2019 A	5.00%	01/01/40 (a)	620,000	613,520
GO Bonds Series 2019 A	5.00%	01/01/44 (a)	335,000	323,863
GO Bonds Series 2019 A	5.50%	01/01/49 (a)	440,000	432,573
GO Bonds Series 2023 A	4.00%	01/01/35 (a)	95,000	90,745
GO Bonds Series 2023 A	5.00%	01/01/35 (a)	50,000	51,308
GO Bonds Series 2023 A	5.25%	01/01/38 (a)	1,035,000	1,059,913
GO Bonds Series 2023A	5.00%	01/01/34 (a)	275,000	283,597
GO Bonds Series 2024 A	5.00%	01/01/44 (a)	925,000	892,186
GO Bonds Series 2024 A	5.00%	01/01/45 (a)	2,085,000	1,980,865
GO Bonds Series 2025 A	6.00%	01/01/50 (a)	1,000,000	1,033,266
GO Bonds Series 2025 B	5.50%	01/01/41 (a)	1,500,000	1,563,398
Refunding GO Bonds Series 2017 A	6.00%	01/01/38 (a)	410,000	413,802
Refunding GO Bonds Series 2020 A	5.00%	01/01/29	180,000	185,477
Refunding GO Bonds Series 2020 A	5.00%	01/01/30	100,000	103,674
Refunding GO Bonds Series 2021 A	5.00%	01/01/33 (a)	25,000	25,780
Refunding GO Bonds Series 2021 A	4.00%	01/01/36 (a)	25,000	23,564
Refunding GO Bonds Series 2024 B	5.00%	01/01/33 (a)	640,000	667,259
Refunding GO Bonds Series 2024 B	5.00%	01/01/34	500,000	520,227

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Chicago Wastewater Transmission Revenue
RB Series 2017 A	5.00%	01/01/47 (a)	1,000,000	1,002,498
RB Series 2017 A	4.00%	01/01/52 (a)(c)	2,000,000	1,713,966
RB Series 2023 A	5.25%	01/01/48 (a)(c)	200,000	207,835
RB Series 2023 A	5.25%	01/01/53 (a)(c)	50,000	51,279
RB Series 2023 A	5.25%	01/01/58 (a)(c)	175,000	178,780
City of Chicago Waterworks Revenue
RB Series 1999	5.00%	11/01/30 (a)	195,000	197,349
Refunding RB Series 2004	5.00%	11/01/26	175,000	177,377
Refunding RB Series 2023 B	5.00%	11/01/32 (a)	380,000	419,868
Refunding RB Series 2023 B	5.00%	11/01/35 (a)	105,000	113,931
Refunding RB Series 2023 B	5.00%	11/01/36 (a)(c)	275,000	296,337
Refunding RB Series 2023 B	4.00%	11/01/40 (a)(c)	250,000	248,310
City of Springfield Electric Revenue
Refunding RB Series 2024	5.00%	03/01/39 (a)(c)	500,000	537,113
County of Cook
Refunding GO Bonds Series 2016 A	5.00%	11/15/26 (c)	250,000	253,867
Refunding GO Bonds Series 2016 A	5.00%	11/15/26	70,000	70,996
Refunding GO Bonds Series 2021 A	5.00%	11/15/28	1,100,000	1,165,383
Refunding GO Bonds Series 2021 A	5.00%	11/15/32 (a)	75,000	80,926
Refunding GO Bonds Series 2021 B	4.00%	11/15/26	250,000	252,024
County of Cook Sales Tax Revenue
Refunding RB Series 2021 A	4.00%	11/15/40 (a)	250,000	240,583
Refunding RB Series 2021 A	4.00%	11/15/41 (a)	225,000	215,141
Refunding RB Series 2022 A	5.25%	11/15/45 (a)	50,000	52,361
Refunding RB Series 2024	5.00%	11/15/42 (a)	250,000	263,372
Illinois Finance Authority
RB Edward-Elmhurst Healthcare Obligated Group Series 2018 A	4.25%	01/01/44 (a)(b)	400,000	411,198
RB University of Chicago Series 2023 A	5.25%	05/15/48 (a)	125,000	130,301
RB University of Chicago Series 2023 A	5.25%	05/15/54 (a)	150,000	154,312
RB Water Revolving Fund - Clean Water Program Series 2020	5.00%	07/01/36 (a)	200,000	214,182
RB Water Revolving Fund - Clean Water Program Series 2020	4.00%	07/01/37 (a)	225,000	227,093
RB Water Revolving Fund - Clean Water Program Series 2020	4.00%	07/01/39 (a)	15,000	15,028
RB Water Revolving Fund - Clean Water Program Series 2025 A	5.00%	07/01/40 (a)	1,975,000	2,181,081
RB Water Revolving Fund - Clean Water Program Series 2025 A	5.00%	07/01/43 (a)	250,000	271,137
Refunding RB DePaul University Series 2016 A	4.00%	10/01/40 (a)	50,000	47,383
Refunding RB University of Chicago Series 2024 A	5.00%	04/01/31	25,000	27,425
Refunding RB University of Chicago Series 2024 A	5.00%	04/01/32 (a)	185,000	205,324
Refunding RB University of Chicago Series 2024 A	5.00%	04/01/34	165,000	185,657
Refunding RB University of Chicago Series 2024 B	5.00%	04/01/33	25,000	27,998
Refunding RB University of Chicago Series 2024 B	5.00%	04/01/34 (a)	5,000,000	5,625,975
Refunding RB University of Chicago Series 2024 B	5.25%	04/01/39 (a)	100,000	109,931
Illinois Municipal Electric Agency
Refunding RB Series 2025 A	5.00%	02/01/29	100,000	106,067
Refunding RB Series 2025 A	5.00%	02/01/31	250,000	273,418
Illinois State Toll Highway Authority
RB Series 2014 C	5.00%	01/01/36 (a)	50,000	50,068
RB Series 2015 A	5.00%	01/01/36 (a)	125,000	125,171
RB Series 2015 A	5.00%	01/01/40 (a)	225,000	224,983
RB Series 2015 B	5.00%	01/01/40 (a)	545,000	544,959
RB Series 2016 B	5.00%	01/01/41 (a)	1,155,000	1,158,423

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2017 A	5.00%	01/01/42 (a)	755,000	771,375
RB Series 2019 A	5.00%	01/01/44 (a)	2,100,000	2,156,164
RB Series 2020 A	5.00%	01/01/45 (a)	710,000	734,969
RB Series 2021 A	4.00%	01/01/42 (a)	710,000	695,317
RB Series 2021 A	5.00%	01/01/43 (a)	130,000	136,421
RB Series 2021 A	4.00%	01/01/46 (a)	515,000	475,397
RB Series 2021 A	5.00%	01/01/46 (a)	1,125,000	1,161,124
RB Series 2023 A	5.00%	01/01/42 (a)	1,360,000	1,462,708
RB Series 2023 A	5.25%	01/01/43 (a)	870,000	942,907
RB Series 2023 A	5.00%	01/01/44 (a)	420,000	445,494
Refunding RB Series 2016 A	5.00%	12/01/31 (a)	115,000	115,196
Refunding RB Series 2016 A	5.00%	12/01/32 (a)	130,000	130,301
Refunding RB Series 2019 A	5.00%	01/01/29	100,000	106,206
Refunding RB Series 2019 B	5.00%	01/01/27	2,130,000	2,170,214
Refunding RB Series 2019 B	5.00%	01/01/30	200,000	215,997
Refunding RB Series 2019 B	5.00%	01/01/31 (a)	60,000	64,271
Refunding RB Series 2019 C	5.00%	01/01/27	75,000	76,416
Refunding RB Series 2019 C	5.00%	01/01/28	60,000	62,591
Refunding RB Series 2019 C	5.00%	01/01/29	195,000	207,101
Refunding RB Series 2019 C	5.00%	01/01/30	1,370,000	1,479,583
Refunding RB Series 2019 C	5.00%	01/01/31 (a)	500,000	535,595
Refunding RB Series 2024 A	5.00%	01/01/32	1,025,000	1,138,765
Refunding RB Series 2024 A	5.00%	01/01/34	410,000	463,577
Refunding RB Series 2024 A	5.00%	01/01/35 (a)	180,000	202,487
Refunding RB Series 2024 A	5.00%	01/01/36 (a)	470,000	523,337
Refunding RB Series 2024 A	5.00%	01/01/37 (a)	2,025,000	2,235,055
Refunding RB Series 2024 A	5.00%	01/01/38 (a)	850,000	931,863
Refunding RB Series 2024 A	5.00%	01/01/39 (a)	1,320,000	1,440,063
Metropolitan Pier & Exposition Authority
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.53%	12/15/30 (c)(d)	75,000	63,858
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.38%	12/15/31 (c)(d)	380,000	310,924
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.76%	06/15/32 (c)(d)	70,000	56,143
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.62%	12/15/32 (c)(d)	250,000	196,359
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.69%	06/15/33 (c)(d)	260,000	199,904
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.37%	06/15/34 (c)(d)	595,000	436,835
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.27%	06/15/35 (c)(d)	340,000	237,724
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	3.73%	12/15/35 (c)(d)	480,000	327,444
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.30%	06/15/37 (c)(d)	60,000	37,714
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.11%	06/15/38 (c)(d)	460,000	274,361
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.08%	12/15/38 (c)(d)	215,000	124,864
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.24%	06/15/39 (c)(d)	100,000	56,537
RB State of Illinois McCormick Place Expansion Project Fund Series 2002 A	4.43%	12/15/39 (c)(d)	200,000	110,073
RB State of Illinois McCormick Place Expansion Project Fund Series 2012 B	4.33%	12/15/41 (d)	75,000	37,156
RB State of Illinois McCormick Place Expansion Project Fund Series 2012 B	4.70%	12/15/51 (d)	525,000	143,479
RB State of Illinois McCormick Place Expansion Project Fund Series 2015 A	4.45%	12/15/52 (c)(d)	50,000	13,202
RB State of Illinois McCormick Place Expansion Project Fund Series 2015 A	5.00%	06/15/53 (a)	500,000	491,546
RB State of Illinois McCormick Place Expansion Project Fund Series 2017 A	5.00%	06/15/57 (a)	830,000	809,293
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 1994 A	3.60%	06/15/28 (c)(d)	225,000	209,704
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.80%	06/15/43 (d)	250,000	115,640
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.54%	06/15/44 (c)(d)	1,000,000	436,194
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.61%	06/15/45 (c)(d)	2,600,000	1,066,171

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.68%	06/15/46 (c)(d)	1,640,000	633,176
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2010	4.86%	06/15/47 (c)(d)	735,000	266,189
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2017 B	5.06%	12/15/54 (d)	2,100,000	482,885
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2017 B	5.51%	12/15/56 (c)(d)	375,000	79,616
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2020 A	4.00%	06/15/50 (a)	1,985,000	1,773,582
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2020 A	5.00%	06/15/50 (a)	1,620,000	1,614,409
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2020 B	5.00%	06/15/42 (a)	500,000	513,963
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2022 A	3.81%	06/15/38 (a)(d)	4,000,000	2,385,748
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2022 A	4.00%	12/15/47 (a)	2,045,000	1,849,111
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2022 A	4.00%	06/15/52 (a)	55,000	46,276
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2024 B	4.00%	12/15/26	200,000	201,368
Metropolitan Water Reclamation District of Greater Chicago
GO Bonds Series 2016 C	5.00%	12/01/45 (a)	100,000	100,422
GO Bonds Series 2024 A	5.00%	12/01/39 (a)	585,000	640,689
GO Bonds Series 2024 A	5.00%	12/01/41 (a)	1,500,000	1,635,075
GO Bonds Series 2024 A	5.00%	12/01/43 (a)	500,000	537,535
Refunding GO Bonds Series 2007 C	5.25%	12/01/32	160,000	182,320
Refunding GO Bonds Series 2016 A	5.00%	12/01/27 (a)	130,000	131,941
Refunding GO Bonds Series 2016 A	5.00%	12/01/28 (a)	15,000	15,234
Refunding GO Bonds Series 2016 A	5.00%	12/01/29 (a)	115,000	116,745
Refunding GO Bonds Series 2016 A	5.00%	12/01/30 (a)	95,000	96,391
Refunding GO Bonds Series 2021 C	5.00%	12/01/30	40,000	43,871
Refunding GO Bonds Series 2021 C	5.00%	12/01/31	100,000	111,202
Northern Illinois Municipal Power Agency
Refunding RB Series 2016 A	4.00%	12/01/41 (a)	300,000	292,987
Regional Transportation Authority
RB Series 2004 A	5.75%	06/01/34 (c)	500,000	561,104
Sales Tax Securitization Corp.
Refunding RB Series 2018 C	5.50%	01/01/31 (a)	35,000	37,301
Refunding RB Series 2018 C	5.00%	01/01/43 (a)	150,000	152,672
Refunding RB Series 2018 C	5.25%	01/01/43 (a)	125,000	128,029
Refunding RB Series 2020 A	5.00%	01/01/28	60,000	62,361
Refunding RB Series 2020 A	5.00%	01/01/29	465,000	490,455
Refunding RB Series 2020 A	5.00%	01/01/30	150,000	160,508
Refunding RB Series 2020 A	5.00%	01/01/36 (a)	35,000	36,515
Refunding RB Series 2020 A	5.00%	01/01/37 (a)	260,000	272,364
Refunding RB Series 2020 A	4.00%	01/01/38 (a)	215,000	210,473
Refunding RB Series 2021 A	5.00%	01/01/27	535,000	544,217
Refunding RB Series 2021 A	5.00%	01/01/31	965,000	1,044,480
Refunding RB Series 2021 A	5.00%	01/01/32	125,000	136,495
Refunding RB Series 2021 A	5.00%	01/01/33	30,000	32,976
Refunding RB Series 2023 A	5.00%	01/01/33	600,000	659,514
Refunding RB Series 2023 A	5.00%	01/01/34 (a)	650,000	710,075
Refunding RB Series 2023 A	5.00%	01/01/44 (a)	40,000	40,818

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2023 C	5.00%	01/01/34 (a)	380,000	415,120
Refunding RB Series 2023 C	5.00%	01/01/35 (a)	50,000	54,241
Refunding RB Series 2024 A	5.00%	01/01/35	320,000	355,290
Refunding RB Series 2024 A	5.00%	01/01/35	460,000	507,086
Refunding RB Series 2024 A	5.00%	01/01/36 (a)	310,000	338,653
Refunding RB Series 2024 A	5.00%	01/01/37 (a)	185,000	201,090
Refunding RB Series 2025 A	5.00%	01/01/42 (a)	750,000	791,816
Refunding RB Series 2025 A	5.00%	01/01/46 (a)	4,020,000	4,136,248
State of Illinois
GO Bonds Series 2017 A	5.00%	12/01/32 (a)	135,000	138,189
GO Bonds Series 2017 A	4.50%	12/01/41 (a)	1,260,000	1,221,807
GO Bonds Series 2017 C	5.00%	11/01/29 (a)	2,120,000	2,179,645
GO Bonds Series 2017 D	3.25%	11/01/26	200,000	200,535
GO Bonds Series 2017 D	5.00%	11/01/26	1,535,000	1,554,527
GO Bonds Series 2017 D	5.00%	11/01/27	505,000	521,818
GO Bonds Series 2017 D	5.00%	11/01/28 (a)	1,095,000	1,127,591
GO Bonds Series 2019 A	5.00%	11/01/27	125,000	129,163
GO Bonds Series 2019 B	5.00%	11/01/31 (a)	50,000	52,949
GO Bonds Series 2019 B	4.00%	11/01/37 (a)	1,000,000	968,285
GO Bonds Series 2019 B	4.00%	11/01/38 (a)	100,000	95,836
GO Bonds Series 2020	5.50%	05/01/30	95,000	100,704
GO Bonds Series 2020	5.50%	05/01/39 (a)	705,000	743,151
GO Bonds Series 2020	5.75%	05/01/45 (a)	250,000	261,804
GO Bonds Series 2020 B	5.00%	10/01/30	50,000	53,937
GO Bonds Series 2020 B	5.00%	10/01/31 (a)	225,000	241,538
GO Bonds Series 2020 B	4.00%	10/01/33 (a)	250,000	251,810
GO Bonds Series 2020 C	4.00%	10/01/37 (a)	100,000	96,838
GO Bonds Series 2020 C	4.00%	10/01/41 (a)	100,000	92,429
GO Bonds Series 2020 C	4.25%	10/01/45 (a)	300,000	271,967
GO Bonds Series 2021 A	5.00%	03/01/27	255,000	260,078
GO Bonds Series 2021 A	5.00%	03/01/29	1,500,000	1,585,443
GO Bonds Series 2021 A	5.00%	03/01/33 (a)	1,895,000	2,030,696
GO Bonds Series 2021 A	5.00%	03/01/36 (a)	100,000	105,463
GO Bonds Series 2021 A	5.00%	03/01/37 (a)	745,000	781,656
GO Bonds Series 2021 A	4.00%	03/01/38 (a)	370,000	357,172
GO Bonds Series 2021 A	4.00%	03/01/39 (a)	10,000	9,548
GO Bonds Series 2021 A	4.00%	03/01/40 (a)	1,065,000	1,005,243
GO Bonds Series 2021 A	4.00%	03/01/41 (a)	250,000	232,566
GO Bonds Series 2021 A	5.00%	03/01/46 (a)	150,000	151,482
GO Bonds Series 2021 B	5.00%	03/01/27	25,000	25,498
GO Bonds Series 2022 A	5.00%	03/01/27	300,000	305,974
GO Bonds Series 2022 A	5.00%	03/01/28	55,000	57,177
GO Bonds Series 2022 A	5.00%	03/01/30	525,000	562,593
GO Bonds Series 2022 A	5.00%	03/01/31	155,000	167,898
GO Bonds Series 2022 A	5.00%	03/01/34 (a)	50,000	53,915
GO Bonds Series 2022 A	5.25%	03/01/37 (a)	100,000	107,068
GO Bonds Series 2022 A	5.25%	03/01/38 (a)	150,000	159,818
GO Bonds Series 2022 A	5.50%	03/01/42 (a)	175,000	185,797
GO Bonds Series 2022 A	5.50%	03/01/47 (a)	150,000	155,499
GO Bonds Series 2022 B	5.25%	10/01/36 (a)	500,000	540,182
GO Bonds Series 2022 C	5.50%	10/01/40 (a)	500,000	537,264

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022 C	5.50%	10/01/41 (a)	25,000	26,725
GO Bonds Series 2022 C	5.25%	10/01/46 (a)	235,000	240,277
GO Bonds Series 2023 B	5.00%	05/01/28	255,000	265,872
GO Bonds Series 2023 B	5.00%	05/01/29	390,000	413,245
GO Bonds Series 2023 B	5.00%	12/01/29	115,000	122,839
GO Bonds Series 2023 B	5.00%	05/01/30	45,000	48,319
GO Bonds Series 2023 B	5.00%	05/01/31	110,000	119,331
GO Bonds Series 2023 B	5.00%	05/01/32	60,000	65,560
GO Bonds Series 2023 B	5.00%	05/01/35 (a)	245,000	262,682
GO Bonds Series 2023 B	5.00%	05/01/36 (a)	530,000	564,473
GO Bonds Series 2023 B	5.00%	12/01/36 (a)	150,000	161,240
GO Bonds Series 2023 B	5.00%	05/01/37 (a)	595,000	629,837
GO Bonds Series 2023 B	5.25%	05/01/38 (a)	1,000,000	1,066,204
GO Bonds Series 2023 B	5.00%	12/01/38 (a)	185,000	195,947
GO Bonds Series 2023 B	5.25%	05/01/41 (a)	100,000	104,985
GO Bonds Series 2023 B	5.50%	05/01/47 (a)	500,000	518,387
GO Bonds Series 2023 C	5.00%	12/01/40 (a)	2,000,000	2,088,295
GO Bonds Series 2023 C	5.00%	12/01/44 (a)	260,000	265,718
GO Bonds Series 2023 C	5.00%	12/01/45 (a)	1,500,000	1,523,748
GO Bonds Series 2024 B	5.00%	05/01/28	1,000,000	1,042,636
GO Bonds Series 2024 B	5.00%	05/01/30	290,000	311,390
GO Bonds Series 2024 B	5.00%	05/01/31	10,000	10,848
GO Bonds Series 2024 B	5.00%	05/01/33	325,000	356,945
GO Bonds Series 2024 B	5.00%	05/01/37 (a)	125,000	134,373
GO Bonds Series 2024 B	5.00%	05/01/38 (a)	350,000	373,660
GO Bonds Series 2024 B	5.00%	05/01/40 (a)	85,000	89,651
GO Bonds Series 2024 B	5.00%	05/01/41 (a)	1,235,000	1,294,111
GO Bonds Series 2024 B	5.25%	05/01/43 (a)	40,000	42,151
GO Bonds Series 2024 B	5.25%	05/01/44 (a)	80,000	83,724
GO Bonds Series 2024 B	4.25%	05/01/46 (a)	1,000,000	904,912
GO Bonds Series 2024 B	5.25%	05/01/48 (a)	1,250,000	1,276,595
GO Bonds Series 2025 C	5.25%	09/01/31	1,665,000	1,831,617
GO Bonds Series 2025 D	5.00%	09/01/37 (a)	1,250,000	1,343,518
GO Bonds Series 2025 F	5.25%	09/01/46 (a)	1,000,000	1,032,075
GO Bonds Series 2025 F	5.25%	09/01/47 (a)	2,000,000	2,050,682
GO Bonds Series 2026 B	5.00%	04/01/31 (e)	2,000,000	2,167,974
GO Bonds Series 2026 C	5.00%	04/01/29 (e)	1,000,000	1,057,650
GO Bonds Series 2026 C	5.00%	04/01/42 (a)(e)	1,000,000	1,050,959
Refunding GO Bonds Series 2016	5.00%	02/01/27	4,730,000	4,815,646
Refunding GO Bonds Series 2016	5.00%	02/01/28 (a)	50,000	50,826
Refunding GO Bonds Series 2016	5.00%	02/01/29 (a)	405,000	411,300
Refunding GO Bonds Series 2016	4.00%	02/01/30 (a)(c)	135,000	136,001
Refunding GO Bonds Series 2016	4.00%	02/01/31 (a)(c)	300,000	301,949
Refunding GO Bonds Series 2018 A	5.00%	10/01/27	125,000	128,965
Refunding GO Bonds Series 2018 A	5.00%	10/01/30 (a)	575,000	600,927
Refunding GO Bonds Series 2018 B	5.00%	10/01/30 (a)	100,000	104,509
Refunding GO Bonds Series 2022 B	5.00%	03/01/27	500,000	509,956
Refunding GO Bonds Series 2022 B	5.00%	03/01/28	655,000	680,929
Refunding GO Bonds Series 2022 B	5.00%	03/01/33 (a)	150,000	162,717
Refunding GO Bonds Series 2023 D	5.00%	07/01/26	435,000	437,358
Refunding GO Bonds Series 2023 D	5.00%	07/01/27	75,000	77,006

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2023 D	5.00%	07/01/28	115,000	120,245
Refunding GO Bonds Series 2023 D	5.00%	07/01/29	205,000	217,735
Refunding GO Bonds Series 2023 D	5.00%	07/01/31	1,110,000	1,205,793
Refunding GO Bonds Series 2023 D	5.00%	07/01/32	225,000	246,095
Refunding GO Bonds Series 2023 D	5.00%	07/01/33 (a)	4,080,000	4,433,965
Refunding GO Bonds Series 2023 D	5.00%	07/01/35 (a)	100,000	107,268
Refunding GO Bonds Series 2023 D	5.00%	07/01/36 (a)	1,005,000	1,070,803
Refunding GO Bonds Series 2023 D	4.00%	07/01/37 (a)	260,000	252,496
Refunding GO Bonds Series 2024	5.00%	02/01/27	500,000	509,102
Refunding GO Bonds Series 2024	5.00%	02/01/28	30,000	31,141
Refunding GO Bonds Series 2024	5.00%	02/01/29	85,000	89,728
Refunding GO Bonds Series 2024	5.00%	02/01/30	25,000	26,763
Refunding GO Bonds Series 2024	5.00%	02/01/31	40,000	43,296
Refunding GO Bonds Series 2024	5.00%	02/01/34	250,000	275,269
Refunding GO Bonds Series 2024	5.00%	02/01/36 (a)	1,000,000	1,087,884
Refunding GO Bonds Series 2024	5.00%	02/01/39 (a)	100,000	106,464
State of Illinois Sales Tax Revenue
RB Series 2024 A	5.00%	06/15/30	645,000	698,994
RB Series 2024 A	5.00%	06/15/32	25,000	27,619
RB Series 2024 A	5.00%	06/15/33	325,000	360,744
RB Series 2024 B	5.00%	06/15/35 (a)	255,000	282,116
RB Series 2024 B	5.00%	06/15/36 (a)	380,000	416,753
RB Series 2024 B	5.00%	06/15/37 (a)	400,000	434,754
RB Series 2024 B	5.00%	06/15/38 (a)	600,000	647,189
RB Series 2024 C	5.00%	06/15/41 (a)	600,000	634,944
RB Series 2024 C	5.00%	06/15/42 (a)	700,000	738,190
RB Series 2025 A	5.00%	06/15/27	1,000,000	1,028,046
RB Series 2025 A	5.00%	06/15/28	220,000	230,812
RB Series 2025 A	5.00%	06/15/32	110,000	121,525
RB Series 2025 A	5.00%	06/15/34	1,060,000	1,181,816
RB Series 2025 B	5.00%	06/15/37 (a)	100,000	109,578
RB Series 2025 B	5.00%	06/15/39 (a)	500,000	539,060
RB Series 2025 B	5.00%	06/15/39 (a)	1,000,000	1,078,121
RB Series 2025 B	5.00%	06/15/40 (a)	80,000	85,610
RB Series 2025 C	5.00%	06/15/42 (a)	750,000	795,020
RB Series 2025 C	5.00%	06/15/43 (a)	85,000	89,767
RB Series 2025 C	5.00%	06/15/44 (a)	125,000	130,965
Village of Rosemont
GO Bonds Series 2017 A	5.00%	12/01/46 (a)(c)	150,000	150,163
Village of Schaumburg
Refunding GO Bonds Series 2013 A	4.00%	12/01/41 (a)	50,000	49,989
				189,646,695
INDIANA 0.5%
Allen County Building Corp.
RB Series 2024	4.00%	07/15/44 (a)(c)	1,050,000	1,027,326
Carmel Local Public Improvement Bond Bank
RB Series 2016	5.00%	01/15/36 (a)	255,000	256,265
Fishers Town Hall Building Corp.
RB Series 2023 A	5.75%	07/15/58 (a)(c)	750,000	812,440
RB Series 2023 A	5.75%	01/15/63 (a)(c)	250,000	270,814

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Hamilton County Public Building Corp.
RB Series 2024	4.00%	01/10/50 (a)	100,000	87,032
Indiana Finance Authority
RB Deaconess Health System Obligated Group Series 2016 A	4.00%	03/01/44 (a)(b)	145,000	145,789
RB State Revolving Fund Series 2019 A	5.00%	02/01/36 (a)	60,000	62,931
RB State Revolving Fund Series 2019 A	5.00%	02/01/38 (a)	30,000	31,216
RB State Revolving Fund Series 2019 A	5.00%	02/01/39 (a)	5,755,000	5,980,790
Refunding RB CWA Authority, Inc. Series 2021 1	5.00%	10/01/34 (a)	175,000	190,884
Refunding RB CWA Authority, Inc. Series 2021 1	4.00%	10/01/35 (a)	25,000	25,731
Refunding RB CWA Authority, Inc. Series 2021 1	4.00%	10/01/36 (a)	50,000	51,016
Refunding RB Department of Transportation Series 2016 C	5.00%	06/01/27 (a)	130,000	132,013
Refunding RB Department of Transportation Series 2016 C	5.00%	06/01/28	100,000	105,074
Refunding RB Department of Transportation Series 2016 C	5.00%	06/01/29	170,000	182,170
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/30	500,000	540,916
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/31	50,000	54,825
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/32	120,000	132,984
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/33 (a)	25,000	27,497
Refunding RB Marion County Capital Improvement Board Series 2022 A	4.00%	02/01/34 (a)	50,000	51,597
Refunding RB Marion County Capital Improvement Board Series 2022 A	5.00%	02/01/35 (a)	260,000	283,256
Refunding RB Marion County Capital Improvement Board Series 2022 A	4.00%	02/01/36 (a)	115,000	116,859
Refunding RB State Revolving Fund Series 2017 C	5.00%	02/01/30 (a)	100,000	104,112
Refunding RB State Revolving Fund Series 2025 D	5.00%	02/01/28	115,000	120,194
Indiana Municipal Power Agency
Refunding RB Series 2016 A	5.00%	01/01/33 (a)	125,000	125,576
Refunding RB Series 2016 A	5.00%	01/01/37 (a)	135,000	135,449
Refunding RB Series 2016 A	5.00%	01/01/42 (a)	215,000	215,181
Refunding RB Series 2017 A	5.00%	01/01/42 (a)	605,000	618,225
Refunding RB Series 2025 A	5.00%	01/01/43 (a)	695,000	743,114
Indiana University
RB Series 2024 A	5.00%	06/01/34 (a)	225,000	256,505
Indianapolis Local Public Improvement Bond Bank
RB Series 1999 E	3.25%	02/01/28 (c)(d)	250,000	235,596
RB Series 2019 A	5.00%	02/01/44 (a)	150,000	153,044
RB Series 2019 A	5.00%	02/01/49 (a)	200,000	202,106
Refunding RB Series 2021 A	4.00%	06/01/37 (a)(c)	1,000,000	1,013,659
Refunding RB Series 2022 B	4.00%	02/01/47 (a)	100,000	91,485
Merrillville Multi School Building Corp.
RB Merrillville Community School Corp. Series 2022	5.00%	01/15/42 (a)(c)	250,000	264,611
Northern Indiana Commuter Transportation District
RB Series 2024	5.00%	01/01/54 (a)	1,000,000	1,024,595
Purdue University
Refunding RB Series 2025 A	5.00%	07/01/36 (a)	30,000	33,992
				15,906,869
IOWA 0.1%
Iowa Finance Authority
RB State Revolving Fund Series 2024 A	5.00%	08/01/34 (a)	575,000	656,720
Refunding RB State Revolving Fund Series 2017	5.00%	08/01/27	255,000	263,570
Refunding RB State Revolving Fund Series 2023 A	5.00%	08/01/34 (a)	50,000	56,586
Refunding RB State Revolving Fund Series 2023 A	5.00%	08/01/35 (a)	125,000	140,505
Refunding RB State Revolving Fund Series 2023 A	5.00%	08/01/36 (a)	35,000	39,014

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Iowa Higher Education Loan Authority
RB Trustees of Grinnell College Series 2017	5.00%	12/01/46 (a)	100,000	100,324
State of Iowa
Refunding RB Series 2016 A	5.00%	06/01/27 (a)	100,000	100,402
Refunding RB Series 2016 A	5.00%	06/01/28 (a)	145,000	145,542
Refunding RB Series 2019 A	5.00%	06/01/32 (a)	200,000	212,462
Refunding RB Series 2019 A	5.00%	06/01/33 (a)	100,000	105,780
Refunding RB Series 2019 A	5.00%	06/01/34 (a)	145,000	152,931
				1,973,836
KANSAS 0.3%
Ellis County Unified School District No. 489 Hays
Refunding GO Bonds Series 2022 B	5.00%	09/01/42 (a)(c)	110,000	115,789
Kansas Development Finance Authority
RB Kansas Athletics, Inc. Series 2025 C-1	4.50%	09/01/54 (a)	4,000,000	3,882,700
State of Kansas Department of Transportation
Refunding RB Series 2024 A	5.00%	09/01/32	130,000	146,473
Refunding RB Series 2024 A	5.00%	09/01/33	1,500,000	1,705,586
Refunding RB Series 2024 A	5.00%	09/01/35 (a)	310,000	351,662
Refunding RB Series 2025 A	5.00%	09/01/27	2,000,000	2,071,599
Wyandotte County Unified School District No. 500 Kansas City
GO Bonds Series 2016 A	5.50%	09/01/47 (a)(b)	645,000	653,137
GO Bonds Series 2025	5.25%	09/01/55 (a)(c)	95,000	97,804
				9,024,750
KENTUCKY 0.6%
Commonwealth of Kentucky
COP Series 2018 A	4.00%	04/15/48 (a)	635,000	571,202
Kentucky Asset Liability Commission
Refunding RB Series 2024 A	5.00%	09/01/26	500,000	504,610
Kentucky Bond Development Corp.
RB Series 2018	4.00%	09/01/48 (a)	600,000	536,269
Kentucky Economic Development Finance Authority
Refunding RB Series 2017 A	4.00%	12/01/41 (a)(c)	1,180,000	1,143,188
Refunding RB Series 2017 A	5.00%	12/01/45 (a)(c)	75,000	75,552
Kentucky Municipal Power Agency
Refunding RB Series 2015 A	4.00%	09/01/39 (a)(c)	500,000	464,522
Kentucky State Property & Building Commission
RB Commonwealth of Kentucky Series 2024 A	5.00%	10/01/32	25,000	27,973
RB Commonwealth of Kentucky Series 2024 A	5.00%	10/01/36 (a)	145,000	162,860
RB Commonwealth of Kentucky Series 2024 A	5.00%	10/01/40 (a)	60,000	65,734
RB Commonwealth of Kentucky Series 2024 A	5.00%	10/01/42 (a)	500,000	540,754
RB Commonwealth of Kentucky Series 2025 A	5.00%	09/01/35	2,405,000	2,731,883
RB Commonwealth of Kentucky Series 2025 A	5.00%	04/01/38 (a)	75,000	83,617
RB Commonwealth of Kentucky Series 2025 A	5.00%	09/01/40 (a)	2,000,000	2,202,843
RB Commonwealth of Kentucky Series 2025 A	5.00%	04/01/41 (a)	2,000,000	2,187,492
Refunding RB Commonwealth of Kentucky Series 2016 B	5.00%	11/01/26	250,000	253,484
Refunding RB Commonwealth of Kentucky Series 2016 B	5.00%	11/01/28 (a)	635,000	644,300
Refunding RB Commonwealth of Kentucky Series 2024 B	5.00%	11/01/26	75,000	76,045
Refunding RB Commonwealth of Kentucky Series 2024 B	5.00%	11/01/28	345,000	365,410

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Louisville & Jefferson County Metropolitan Sewer District
RB Series 2016 A	3.00%	05/15/46 (a)	750,000	594,552
Refunding RB Series 2023 C	5.00%	05/15/51 (a)	150,000	154,390
Refunding RB Series 2024 A	5.00%	05/15/37 (a)	6,000,000	6,707,833
Louisville & Jefferson County Visitors & Convention Commission
RB Series 2016	3.13%	06/01/41 (a)	500,000	427,033
RB Series 2016	3.13%	06/01/46 (a)(c)	275,000	213,561
Scott County School District Finance Corp.
RB Board of Education Series 2022	4.00%	09/01/45 (a)(c)	40,000	38,208
University of Kentucky
RB Series 2024	4.13%	10/01/54 (a)	500,000	436,131
				21,209,446
LOUISIANA 0.2%
City of Shreveport Water & Sewer Revenue
RB Series 2019 B	4.00%	12/01/49 (a)(c)	50,000	43,756
East Baton Rouge Sewerage Commission
Refunding RB Series 2019 A	4.00%	02/01/40 (a)	485,000	485,322
Refunding RB Series 2019 A	4.00%	02/01/45 (a)	300,000	288,822
Lafayette Parish School Board Sale Tax Revenue
RB Series 2023	4.00%	04/01/53 (a)	75,000	66,054
Louisiana Local Government Environmental Facilities & Community Development Authority
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/29 (a)	105,000	107,775
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/30 (a)	100,000	102,507
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/31 (a)	170,000	174,036
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/34 (a)	80,000	81,518
RB Louisiana Insurance Guaranty Association Series 2022 B	5.00%	08/15/35 (a)	75,000	76,269
Louisiana Public Facilities Authority
RB Loyola University New Orleans Series 2023 A	5.25%	10/01/53 (a)	175,000	171,946
Refunding RB Tulane University Series 2020 A	5.00%	04/01/45 (a)	300,000	307,131
Refunding RB Tulane University Series 2023 A	5.00%	10/15/48 (a)	100,000	103,072
Refunding RB Tulane University Series 2023 A	5.00%	10/15/52 (a)	290,000	296,125
Louisiana Stadium & Exposition District
Refunding RB Series 2023 A	5.25%	07/01/53 (a)	1,100,000	1,132,239
Refunding RB Series 2023A	5.00%	07/01/48 (a)	1,000,000	1,027,414
Louisiana State Citizens Property Insurance Corp.
Refunding RB Series 2016 A	5.00%	06/01/26	150,000	150,560
New Orleans Aviation Board
RB Parking Facilities Corp. Series 2018 A	5.00%	10/01/48 (a)(c)	250,000	251,655
State of Louisiana
GO Bonds Series 2024 E	5.00%	09/01/31	10,000	11,131
GO Bonds Series 2024 E	5.00%	09/01/32	100,000	112,734
Refunding GO Bonds Series 2016 B	5.00%	08/01/26	150,000	151,225
Refunding GO Bonds Series 2016 B	5.00%	08/01/28 (a)	150,000	151,168
Refunding GO Bonds Series 2023 A	5.00%	02/01/30	35,000	38,024
Refunding GO Bonds Series 2023 A	5.00%	02/01/34	125,000	142,259
State of Louisiana Gasoline & Fuels Tax Revenue
RB Series 2024 A	5.00%	05/01/36 (a)	80,000	88,914
RB Series 2024 A	5.00%	05/01/39 (a)	1,050,000	1,145,702
RB Series 2025 B	5.00%	05/01/33	750,000	851,206
				7,558,564

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MAINE 0.0%
Maine Health & Higher Educational Facilities Authority
RB Northeastern University Series 2024 B	5.25%	10/01/54 (a)	450,000	464,545
MARYLAND 1.7%
City of Baltimore
RB Wastewater Utility Fund Series 2017 A	5.00%	07/01/46 (a)	100,000	100,185
RB Wastewater Utility Fund Series 2019 A	5.00%	07/01/49 (a)	150,000	151,862
RB Water Utility Fund Series 2019 A	4.00%	07/01/49 (a)	700,000	631,821
County of Baltimore
GO Bonds Series 2025	5.00%	03/01/52 (a)	1,000,000	1,043,888
County of Montgomery
Refunding GO Bonds Series 2017 C	5.00%	10/01/26	145,000	146,941
Refunding GO Bonds Series 2017 C	5.00%	10/01/27	85,000	88,346
Refunding GO Bonds Series 2024 B	5.00%	12/01/26	25,000	25,444
Refunding GO Bonds Series 2024 B	5.00%	12/01/27	575,000	600,041
Refunding GO Bonds Series 2024 B	5.00%	12/01/32	250,000	282,732
County of Prince George’s
GO Bonds Series 2018 A	5.00%	07/15/27	105,000	108,360
GO Bonds Series 2018 A	5.00%	07/15/28	20,000	21,113
GO Bonds Series 2018 A	5.00%	07/15/29 (a)	470,000	495,675
GO Bonds Series 2018 A	4.00%	07/15/30 (a)	25,000	25,631
Maryland Stadium Authority
RB Baltimore City Public School Construction Financing Fund Series 2016	5.00%	05/01/46 (a)(b)	1,550,000	1,553,257
RB Baltimore City Public School Construction Financing Fund Series 2018 A	5.00%	05/01/42 (a)	205,000	209,646
RB Built to Learn Revenue Series 2021	4.00%	06/01/46 (a)	510,000	477,951
RB Built to Learn Revenue Series 2021	2.75%	06/01/51 (a)	100,000	66,403
RB Built to Learn Revenue Series 2022 A	4.00%	06/01/47 (a)	320,000	291,457
RB Built to Learn Revenue Series 2024	5.00%	06/01/54 (a)	1,850,000	1,883,798
Maryland State Transportation Authority
RB Series 2020	4.00%	07/01/50 (a)	150,000	136,365
Refunding RB Series 2021 A	5.00%	07/01/46 (a)	180,000	188,819
Refunding RB Series 2021 A	5.00%	07/01/51 (a)	150,000	154,093
Refunding RB Series 2024 A	5.00%	07/01/32	125,000	140,354
Refunding RB Series 2024 A	5.00%	07/01/33	50,000	56,627
Refunding RB Series 2024 A	5.00%	07/01/35 (a)	30,000	34,027
Refunding RB Series 2024 A	5.00%	07/01/38 (a)	3,795,000	4,210,337
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	115,000	126,841
State of Maryland
GO Bonds Series 2016 1st	3.00%	06/01/31 (a)	295,000	293,142
GO Bonds Series 2017 A	5.00%	08/01/27	400,000	413,336
GO Bonds Series 2017 A	5.00%	03/15/29 (a)	300,000	307,023
GO Bonds Series 2017 A	5.00%	08/01/29 (a)	45,000	46,447
GO Bonds Series 2017 A	4.00%	03/15/30 (a)	35,000	35,401
GO Bonds Series 2017 A	4.00%	08/01/30 (a)	255,000	258,950
GO Bonds Series 2017 A	3.00%	08/01/31 (a)	25,000	24,837
GO Bonds Series 2017 A	3.25%	03/15/32 (a)	1,175,000	1,175,826
GO Bonds Series 2018 2	4.00%	08/01/32 (a)	25,000	25,582
GO Bonds Series 2018 A	5.00%	03/15/28	195,000	204,412
GO Bonds Series 2019 1st	5.00%	03/15/27	90,000	92,169
GO Bonds Series 2019 1st	5.00%	03/15/31 (a)	45,000	47,897

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2019 A	5.00%	08/01/26	200,000	201,660
GO Bonds Series 2019 A	5.00%	08/01/27	350,000	361,669
GO Bonds Series 2019 A	5.00%	08/01/28	25,000	26,423
GO Bonds Series 2019 A	5.00%	08/01/30 (a)	1,275,000	1,370,547
GO Bonds Series 2019 A	5.00%	08/01/31 (a)	610,000	653,545
GO Bonds Series 2019 A	2.13%	08/01/33 (a)	290,000	259,538
GO Bonds Series 2019 A	2.25%	08/01/34 (a)	100,000	88,806
GO Bonds Series 2020 A	5.00%	08/01/27	295,000	304,835
GO Bonds Series 2020 A	5.00%	08/01/28	35,000	36,992
GO Bonds Series 2020 A	5.00%	08/01/30	470,000	514,803
GO Bonds Series 2020 A	5.00%	08/01/31 (a)	260,000	283,810
GO Bonds Series 2020 A	5.00%	03/15/32 (a)	205,000	221,904
GO Bonds Series 2020 A	5.00%	08/01/35 (a)	65,000	69,863
GO Bonds Series 2021 A	5.00%	03/01/31	100,000	110,450
GO Bonds Series 2021 A	5.00%	08/01/31	80,000	88,898
GO Bonds Series 2021 A	5.00%	08/01/32 (a)	110,000	121,802
GO Bonds Series 2021 A	5.00%	03/01/35 (a)	235,000	255,716
GO Bonds Series 2021 A	5.00%	03/01/36 (a)	125,000	135,378
GO Bonds Series 2021 A	4.00%	08/01/36 (a)	75,000	77,002
GO Bonds Series 2022 A	5.00%	06/01/27	1,035,000	1,065,301
GO Bonds Series 2022 A	5.00%	06/01/28	30,000	31,594
GO Bonds Series 2022 A	5.00%	06/01/29	1,600,000	1,717,562
GO Bonds Series 2022 A	5.00%	06/01/30	710,000	775,628
GO Bonds Series 2022 A	5.00%	06/01/33 (a)	190,000	212,403
GO Bonds Series 2022 A	5.00%	06/01/34 (a)	260,000	289,256
GO Bonds Series 2022 A	5.00%	06/01/35 (a)	150,000	166,051
GO Bonds Series 2022 A	5.00%	06/01/36 (a)	125,000	137,574
GO Bonds Series 2022 A	5.00%	06/01/37 (a)	200,000	218,906
GO Bonds Series 2023 A	5.00%	03/15/30	1,260,000	1,371,740
GO Bonds Series 2023 A	5.00%	03/15/32	200,000	224,170
GO Bonds Series 2023 A	5.00%	03/15/33	3,650,000	4,137,410
GO Bonds Series 2023 A	5.00%	03/15/34 (a)	40,000	45,098
GO Bonds Series 2023 A	5.00%	03/15/37 (a)	100,000	110,731
GO Bonds Series 2023 A	5.00%	03/15/38 (a)	5,505,000	6,051,165
GO Bonds Series 2024 A	5.00%	06/01/31	825,000	914,543
GO Bonds Series 2024 A	5.00%	06/01/35 (a)	4,455,000	5,071,517
GO Bonds Series 2024 A	5.00%	06/01/36 (a)	150,000	169,500
GO Bonds Series 2024 A	5.00%	06/01/37 (a)	55,000	61,715
Refunding GO Bonds Series 2015 B	4.00%	08/01/26	785,000	788,932
Refunding GO Bonds Series 2017 B	5.00%	08/01/26	185,000	186,536
Refunding GO Bonds Series 2020 B	5.00%	08/01/27	235,000	242,835
Refunding GO Bonds Series 2020 B	5.00%	08/01/28	165,000	174,389
Refunding GO Bonds Series 2022 C	4.00%	03/01/29	30,000	31,187
Refunding GO Bonds Series 2022 D	4.00%	08/01/29	170,000	177,492
Refunding GO Bonds Series 2025 B	5.00%	08/01/26	1,100,000	1,109,132
Refunding GO Bonds Series 2025 B	5.00%	08/01/27	1,090,000	1,126,341
State of Maryland Department of Transportation
RB Series 2017	5.00%	09/01/26	375,000	378,975
RB Series 2017	5.00%	09/01/27	180,000	186,316
RB Series 2017	5.00%	09/01/29 (a)	55,000	56,834
RB Series 2017	3.00%	09/01/31 (a)	500,000	496,565

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2017	3.00%	09/01/32 (a)	305,000	301,195
RB Series 2018	5.00%	10/01/26	285,000	288,600
RB Series 2018	5.00%	10/01/28 (a)	85,000	85,985
RB Series 2018	3.50%	10/01/33 (a)	250,000	249,875
RB Series 2019	5.00%	10/01/27	25,000	25,928
RB Series 2019	5.00%	10/01/28 (a)	295,000	305,651
RB Series 2019	3.00%	10/01/30 (a)	250,000	249,273
RB Series 2019	2.13%	10/01/31 (a)	285,000	263,594
RB Series 2019	2.50%	10/01/33 (a)	195,000	179,372
RB Series 2019	3.00%	10/01/34 (a)	130,000	124,113
RB Series 2020	5.00%	10/01/31 (a)	20,000	21,871
RB Series 2020	5.00%	10/01/32 (a)	500,000	545,003
RB Series 2020	5.00%	10/01/34 (a)	35,000	37,838
RB Series 2021 A	2.00%	10/01/34 (a)	100,000	85,664
RB Series 2021 A	3.00%	10/01/35 (a)	750,000	709,250
RB Series 2021 A	2.13%	10/01/36 (a)	230,000	189,979
RB Series 2025 B	5.00%	10/01/34 (a)	500,000	564,653
RB Series 2025 B	5.00%	10/01/37 (a)	1,000,000	1,107,651
Refunding RB Series 2025 C	5.00%	11/01/28	800,000	850,009
Refunding RB Series 2025 C	5.00%	11/01/29	2,000,000	2,165,468
Refunding RB Series 2025 C	5.00%	11/01/30	1,145,000	1,259,000
Washington Suburban Sanitary Commission
RB Series 2013 A	2.85%	06/01/27 (a)(c)(f)	1,780,000	1,780,000
				60,478,047
MASSACHUSETTS 4.5%
Commonwealth of Massachusetts
GO Bonds Series 2006 E	5.00%	11/01/26 (c)	5,000	5,075
GO Bonds Series 2015	4.00%	05/01/45 (a)	165,000	156,208
GO Bonds Series 2015 E	3.25%	09/01/38 (a)	1,100,000	1,030,364
GO Bonds Series 2015 E	3.25%	09/01/40 (a)	380,000	343,717
GO Bonds Series 2016 E	3.00%	04/01/41 (a)	2,830,000	2,425,282
GO Bonds Series 2016 E	4.00%	04/01/42 (a)	515,000	506,284
GO Bonds Series 2016 E	3.00%	04/01/44 (a)	335,000	269,498
GO Bonds Series 2016 E	4.00%	04/01/46 (a)	665,000	625,135
GO Bonds Series 2016 G	4.00%	09/01/35 (a)	115,000	115,160
GO Bonds Series 2016 G	4.00%	09/01/42 (a)	1,750,000	1,719,790
GO Bonds Series 2016 G	3.00%	09/01/46 (a)	1,850,000	1,436,406
GO Bonds Series 2016 H	5.00%	12/01/26	525,000	534,006
GO Bonds Series 2016 J	4.00%	12/01/44 (a)	320,000	306,182
GO Bonds Series 2016 J	4.00%	12/01/45 (a)	250,000	236,418
GO Bonds Series 2017 A	5.00%	04/01/47 (a)	35,000	35,265
GO Bonds Series 2017 B	5.00%	04/01/47 (a)	120,000	120,910
GO Bonds Series 2017 D	5.00%	02/01/34 (a)	590,000	599,822
GO Bonds Series 2017 D	5.00%	02/01/36 (a)	65,000	65,955
GO Bonds Series 2017 D	3.25%	02/01/39 (a)	250,000	233,030
GO Bonds Series 2017 D	3.50%	02/01/40 (a)	110,000	102,805
GO Bonds Series 2017 D	4.00%	02/01/46 (a)	250,000	235,079
GO Bonds Series 2017 E	3.00%	11/01/34 (a)	115,000	110,989
GO Bonds Series 2017 E	3.00%	11/01/35 (a)	530,000	505,395
GO Bonds Series 2017 F	5.00%	11/01/40 (a)	100,000	102,245

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2017 F	5.00%	11/01/42 (a)	500,000	510,311
GO Bonds Series 2017 F	5.00%	11/01/43 (a)	8,665,000	8,832,194
GO Bonds Series 2018 A	5.00%	01/01/34 (a)	20,000	20,714
GO Bonds Series 2018 A	5.00%	01/01/40 (a)	25,000	25,648
GO Bonds Series 2018 A	5.00%	01/01/41 (a)	25,000	25,603
GO Bonds Series 2018 B	5.00%	01/01/31 (a)	10,000	10,401
GO Bonds Series 2018 B	5.00%	01/01/32 (a)	160,000	166,214
GO Bonds Series 2018 D	4.00%	05/01/48 (a)	200,000	182,942
GO Bonds Series 2018 E	5.00%	09/01/38 (a)	50,000	51,902
GO Bonds Series 2019 A	5.00%	01/01/32 (a)	270,000	286,267
GO Bonds Series 2019 A	5.00%	01/01/38 (a)	5,000,000	5,223,148
GO Bonds Series 2019 A	5.00%	01/01/49 (a)	15,000	15,241
GO Bonds Series 2019 C	5.00%	05/01/39 (a)	500,000	523,136
GO Bonds Series 2019 C	5.00%	05/01/40 (a)	25,000	26,097
GO Bonds Series 2019 C	5.00%	05/01/41 (a)	250,000	260,399
GO Bonds Series 2019 C	5.00%	05/01/42 (a)	90,000	93,521
GO Bonds Series 2019 C	5.00%	05/01/44 (a)	150,000	154,791
GO Bonds Series 2019 C	5.00%	05/01/45 (a)	155,000	159,423
GO Bonds Series 2019 G	3.00%	09/01/35 (a)	150,000	143,121
GO Bonds Series 2020 B	2.00%	03/01/34 (a)	35,000	30,928
GO Bonds Series 2020 B	2.50%	03/01/43 (a)	375,000	292,855
GO Bonds Series 2020 C	3.00%	03/01/47 (a)	500,000	383,029
GO Bonds Series 2020 C	3.00%	03/01/48 (a)	345,000	261,126
GO Bonds Series 2020 C	2.75%	03/01/50 (a)	145,000	104,347
GO Bonds Series 2020 D	5.00%	07/01/30	190,000	208,479
GO Bonds Series 2020 D	5.00%	07/01/31 (a)	250,000	273,164
GO Bonds Series 2020 D	3.00%	07/01/35 (a)	200,000	191,318
GO Bonds Series 2020 D	5.00%	07/01/36 (a)	300,000	322,047
GO Bonds Series 2020 D	3.00%	07/01/39 (a)	1,200,000	1,064,056
GO Bonds Series 2020 D	5.00%	07/01/40 (a)	105,000	111,167
GO Bonds Series 2020 D	5.00%	07/01/45 (a)	100,000	103,844
GO Bonds Series 2020 E	5.00%	11/01/45 (a)	250,000	260,304
GO Bonds Series 2020 E	5.00%	11/01/50 (a)	300,000	306,423
GO Bonds Series 2021 A	3.00%	03/01/36 (a)	500,000	472,190
GO Bonds Series 2021 B	2.00%	04/01/50 (a)	1,285,000	779,785
GO Bonds Series 2021 C	5.00%	09/01/30	500,000	550,134
GO Bonds Series 2021 C	5.00%	09/01/31	430,000	480,469
GO Bonds Series 2021 C	2.38%	09/01/47 (a)	55,000	36,955
GO Bonds Series 2021 D	5.00%	09/01/50 (a)	250,000	256,216
GO Bonds Series 2022 A	5.00%	02/01/31	1,010,000	1,118,538
GO Bonds Series 2022 A	5.00%	02/01/32	65,000	72,958
GO Bonds Series 2022 A	4.00%	02/01/34 (a)	190,000	199,077
GO Bonds Series 2022 B	3.00%	02/01/48 (a)	1,400,000	1,060,191
GO Bonds Series 2022 C	5.00%	10/01/32	2,625,000	2,970,282
GO Bonds Series 2022 C	5.00%	10/01/35 (a)	525,000	581,780
GO Bonds Series 2022 C	5.00%	10/01/37 (a)	840,000	920,150
GO Bonds Series 2022 C	5.25%	10/01/47 (a)	920,000	969,242
GO Bonds Series 2022 C	5.00%	10/01/52 (a)	210,000	215,277
GO Bonds Series 2022 D	5.00%	11/01/31	90,000	100,812
GO Bonds Series 2022 E	5.00%	11/01/42 (a)	170,000	182,231
GO Bonds Series 2022 E	5.00%	11/01/48 (a)	650,000	673,184

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022 E	5.00%	11/01/52 (a)	125,000	128,171
GO Bonds Series 2023 A	5.00%	05/01/26	225,000	225,482
GO Bonds Series 2023 A	5.00%	05/01/48 (a)	3,565,000	3,700,425
GO Bonds Series 2023 A	5.00%	05/01/53 (a)	5,375,000	5,512,595
GO Bonds Series 2023 B	5.00%	10/01/33	40,000	45,661
GO Bonds Series 2023 B	5.00%	10/01/36 (a)	35,000	39,037
GO Bonds Series 2023 C	5.00%	10/01/46 (a)	100,000	105,193
GO Bonds Series 2023 D	5.00%	10/01/50 (a)	2,000,000	2,065,992
GO Bonds Series 2023 D	5.00%	10/01/52 (a)	100,000	102,838
GO Bonds Series 2023 D	5.00%	10/01/53 (a)	200,000	205,381
GO Bonds Series 2024 A	5.00%	01/01/27	100,000	101,926
GO Bonds Series 2024 A	5.00%	01/01/34	250,000	285,258
GO Bonds Series 2024 A	5.00%	01/01/36 (a)	45,000	50,602
GO Bonds Series 2024 A	5.00%	01/01/38 (a)	185,000	205,309
GO Bonds Series 2024 A	5.00%	01/01/39 (a)	15,000	16,550
GO Bonds Series 2024 A	5.00%	01/01/40 (a)	200,000	219,510
GO Bonds Series 2024 A	5.00%	01/01/41 (a)	800,000	872,153
GO Bonds Series 2024 A	5.00%	01/01/49 (a)	100,000	103,683
GO Bonds Series 2024 A	5.00%	01/01/54 (a)	2,160,000	2,217,513
GO Bonds Series 2024 B	5.00%	05/01/37 (a)	30,000	33,558
GO Bonds Series 2024 B	5.00%	05/01/39 (a)	30,000	33,154
GO Bonds Series 2024 B	5.00%	05/01/46 (a)	35,000	36,936
GO Bonds Series 2024 E	5.00%	08/01/54 (a)	125,000	128,536
GO Bonds Series 2024 G	5.00%	12/01/30	100,000	110,463
GO Bonds Series 2024 G	5.00%	12/01/35 (a)	60,000	68,284
GO Bonds Series 2024 H	5.00%	12/01/39 (a)	1,000,000	1,107,962
GO Bonds Series 2024 H	5.00%	12/01/42 (a)	250,000	272,817
GO Bonds Series 2024 H	5.00%	12/01/45 (a)	150,000	159,915
GO Bonds Series 2024 I	5.00%	12/01/49 (a)	1,000,000	1,040,432
GO Bonds Series 2025 A	5.00%	04/01/55 (a)	6,225,000	6,407,440
GO Bonds Series 2025 B	5.00%	06/01/33	3,250,000	3,698,229
GO Bonds Series 2025 C	5.00%	06/01/49 (a)	1,300,000	1,357,023
GO Bonds Series 2025 G	5.00%	12/01/43 (a)	200,000	218,551
GO Bonds Series 2025 G	5.00%	12/01/55 (a)	1,030,000	1,061,904
Refunding GO Bonds Series 2004 A	5.50%	08/01/30 (c)	1,205,000	1,334,259
Refunding GO Bonds Series 2015 A	5.00%	07/01/26	85,000	85,548
Refunding GO Bonds Series 2016 B	5.00%	07/01/27	350,000	361,133
Refunding GO Bonds Series 2016 B	5.00%	07/01/28	150,000	158,353
Refunding GO Bonds Series 2016 B	5.00%	07/01/31 (a)	25,000	25,147
Refunding GO Bonds Series 2016 B	5.00%	07/01/33 (a)	50,000	50,276
Refunding GO Bonds Series 2017 C	5.00%	10/01/26	1,750,000	1,772,633
Refunding GO Bonds Series 2017 C	5.00%	10/01/27	210,000	217,982
Refunding GO Bonds Series 2017 D	5.00%	07/01/27	500,000	515,904
Refunding GO Bonds Series 2017 D	5.00%	07/01/28	725,000	765,374
Refunding GO Bonds Series 2017 E	5.00%	11/01/26	140,000	142,106
Refunding GO Bonds Series 2017 E	5.00%	11/01/27	145,000	150,804
Refunding GO Bonds Series 2018 B	5.00%	07/01/28	510,000	538,401
Refunding GO Bonds Series 2018 B	5.00%	07/01/29	235,000	253,266
Refunding GO Bonds Series 2019 E	3.00%	12/01/26	200,000	200,434
Refunding GO Bonds Series 2020 B	5.00%	07/01/32 (a)	405,000	441,291
Refunding GO Bonds Series 2020 D	4.00%	11/01/37 (a)	35,000	35,583

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2020 D	4.00%	11/01/41 (a)	150,000	150,292
Refunding GO Bonds Series 2021 A	5.00%	09/01/29	500,000	540,580
Refunding GO Bonds Series 2021 A	5.00%	09/01/30	50,000	55,013
Refunding GO Bonds Series 2022 A	5.00%	10/01/29	75,000	81,215
Refunding GO Bonds Series 2022 A	5.00%	10/01/30	420,000	462,740
Refunding GO Bonds Series 2022 A	5.00%	10/01/31	200,000	223,756
Refunding GO Bonds Series 2024 A	5.00%	03/01/29	2,150,000	2,301,997
Refunding GO Bonds Series 2024 A	5.00%	03/01/31	750,000	831,655
Refunding GO Bonds Series 2024 A	5.00%	03/01/33	800,000	908,100
Refunding GO Bonds Series 2024 A	5.00%	03/01/34	100,000	114,261
Refunding GO Bonds Series 2024 A	5.00%	03/01/36 (a)	140,000	157,573
Refunding GO Bonds Series 2024 A	5.00%	03/01/38 (a)	250,000	277,680
Refunding GO Bonds Series 2024 A	5.00%	03/01/42 (a)	30,000	32,535
Refunding GO Bonds Series 2024 B	5.00%	11/01/38 (a)	150,000	166,251
Refunding GO Bonds Series 2024 B	5.00%	11/01/40 (a)	175,000	191,821
Refunding GO Bonds Series 2024 B	5.00%	11/01/42 (a)	100,000	108,602
Refunding GO Bonds Series 2025 A	5.00%	07/01/29	710,000	765,187
Refunding GO Bonds Series 2025 A	5.00%	07/01/30	360,000	395,013
Refunding RB Series 2005	5.50%	01/01/27 (b)(c)	215,000	219,464
Refunding RB Series 2005	5.50%	01/01/28 (b)(c)	20,000	20,950
Refunding RB Series 2005	5.50%	01/01/34 (c)	600,000	686,214
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue
RB Series 2014 A	5.00%	06/15/27 (a)	25,000	25,037
Commonwealth of Massachusetts Transportation Fund Revenue
RB Series 2016 B	4.00%	06/01/46 (a)	1,000,000	949,919
RB Series 2019 A	5.00%	06/01/49 (a)	500,000	511,833
RB Series 2021 A	4.00%	06/01/50 (a)	340,000	311,470
RB Series 2022 A	5.00%	06/01/50 (a)	285,000	292,581
RB Series 2022 B	5.00%	06/01/52 (a)	300,000	308,158
RB Series 2023 A	5.00%	06/01/53 (a)	945,000	972,903
RB Series 2023 B	5.00%	06/01/48 (a)	250,000	260,211
RB Series 2024 A	5.00%	06/01/53 (a)	500,000	516,477
RB Series 2024 B	5.00%	06/01/54 (a)	3,000,000	3,095,841
RB Series 2025 A	5.00%	06/01/55 (a)	140,000	144,791
Refunding RB Series 2016 A	5.00%	06/01/26	75,000	75,316
Refunding RB Series 2021 A	5.00%	06/01/42 (a)	190,000	203,394
Refunding RB Series 2021 A	5.00%	06/01/43 (a)	130,000	137,364
Refunding RB Series 2024 A	5.00%	06/01/44 (a)	895,000	962,625
Refunding RB Series 2025 A	5.00%	06/01/45 (a)	450,000	483,302
Greater Fall River Vocational School District
GO Bonds Series 2025	5.00%	06/01/55 (a)(c)	1,095,000	1,105,993
Massachusetts Bay Transportation Authority Assessment Revenue
Refunding RB Series 2016 A	4.00%	07/01/26	70,000	70,275
Refunding RB Series 2016 A	5.00%	07/01/27 (a)	125,000	125,770
Refunding RB Series 2022 A-1	5.00%	07/01/37 (a)	75,000	82,230
Refunding RB Series 2022 A-1	3.13%	07/01/41 (a)	50,000	43,575
Refunding RB Series 2022 A-2	5.00%	07/01/52 (a)	250,000	256,328
Massachusetts Bay Transportation Authority Sales Tax Revenue
RB Series 2005 A	5.00%	07/01/26	420,000	422,687
RB Series 2005 A	5.00%	07/01/27	240,000	247,514
RB Series 2005 A	5.00%	07/01/31	50,000	55,883

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2023 A-1	5.25%	07/01/48 (a)	30,000	31,700
RB Series 2023 A-1	4.00%	07/01/53 (a)	1,015,000	904,653
RB Series 2023 A-1	5.25%	07/01/53 (a)	1,500,000	1,566,737
RB Series 2025 B	4.75%	07/01/55 (a)	2,295,000	2,288,122
Refunding RB Series 2007 A-1	5.25%	07/01/34 (a)	95,000	111,537
Refunding RB Series 2016 A	3.14%	07/01/32 (a)(d)	720,000	585,703
Refunding RB Series 2020 B-1	5.00%	07/01/50 (a)	2,500,000	2,531,247
Refunding RB Series 2021 A-1	4.00%	07/01/36 (a)	200,000	205,734
Refunding RB Series 2021 A-1	4.00%	07/01/40 (a)	745,000	750,959
Refunding RB Series 2021 A-1	4.00%	07/01/51 (a)	1,450,000	1,294,742
Refunding RB Series 2024 A	5.00%	07/01/30	350,000	384,930
Refunding RB Series 2024 A	5.00%	07/01/35	765,000	890,457
Refunding RB Series 2024 A	5.00%	07/01/37 (a)	250,000	280,836
Refunding RB Series 2024 A	5.00%	07/01/38 (a)	1,825,000	2,037,221
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	25,000	27,744
Refunding RB Series 2024 A	5.00%	07/01/43 (a)	1,500,000	1,629,517
Refunding RB Series 2024 A	4.00%	07/01/44 (a)	250,000	244,922
Refunding RB Series 2024 A	5.00%	07/01/47 (a)	1,500,000	1,573,517
Refunding RB Series 2024 A	5.25%	07/01/52 (a)	250,000	262,625
Massachusetts Clean Water Trust
RB State Revolving Fund Series 2025 26B	5.00%	02/01/43 (a)	250,000	274,256
Refunding RB Massachusetts Clean Water State Revolving Fund Series 2026 27	5.00%	02/01/45 (a)	1,000,000	1,085,176
Massachusetts Department of Transportation
RB Series 1997 A	2.64%	01/01/28 (c)(d)	555,000	527,718
RB Series 1997 A	3.26%	01/01/29 (c)(d)	40,000	36,861
Massachusetts Development Finance Agency
RB Emerson College Series 2016 A	5.00%	01/01/47 (a)	500,000	483,817
RB Massachusetts Institute of Technology Series 2020 P	5.00%	07/01/50	1,000,000	1,087,704
RB President & Fellows of Harvard College Series 2024 B	5.00%	02/15/34 (a)	5,510,000	6,305,721
RB President & Fellows of Harvard College Series 2024 B	4.00%	02/15/36	500,000	531,509
RB Trustees of Boston College Series 2021 V	5.00%	07/01/55	250,000	261,078
RB Trustees of Boston University Series 2025 B-2	4.00%	10/01/48 (a)	500,000	457,160
RB Trustees of Boston University Series 2025 B-2	5.00%	10/01/48 (a)	1,500,000	1,570,834
Refunding RB Broad Institute, Inc. Series 2017	4.00%	04/01/41 (a)	500,000	476,397
Refunding RB Northeastern University Series 2022	5.00%	10/01/39 (a)	205,000	222,633
Refunding RB Northeastern University Series 2022	5.00%	10/01/41 (a)	490,000	527,403
Refunding RB Northeastern University Series 2022	5.00%	10/01/42 (a)	145,000	155,379
Refunding RB Northeastern University Series 2022	5.00%	10/01/44 (a)	335,000	355,228
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/26	275,000	277,034
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/27 (a)	500,000	503,635
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/28 (a)	260,000	261,714
Refunding RB President & Fellows of Harvard College Series 2016 A	4.00%	07/15/29 (a)	185,000	185,399
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/34 (a)	150,000	150,775
Refunding RB President & Fellows of Harvard College Series 2016 A	4.00%	07/15/36 (a)	550,000	546,249
Refunding RB President & Fellows of Harvard College Series 2016 A	5.00%	07/15/36	85,000	98,623
Refunding RB President & Fellows of Harvard College Series 2026 A	5.00%	02/15/31 (e)	2,000,000	2,203,133
Refunding RB Smith College Series 2025	5.00%	07/01/35	250,000	290,121
Refunding RB Suffolk University Series 2025	5.25%	07/01/55 (a)	2,500,000	2,406,340
Refunding RB Trustees of Boston College Series 2017 T	4.00%	07/01/42 (a)	85,000	82,303
Refunding RB Trustees of Boston College Series 2025 W	5.00%	07/01/40 (a)	250,000	276,707
Refunding RB Trustees of Boston College Series 2025 W	4.25%	07/01/55 (a)	1,000,000	931,526

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Trustees of Boston College Series 2025 W	5.00%	07/01/55 (a)	250,000	257,853
Refunding RB Trustees of Boston University Series 2023 FF	5.00%	10/01/48 (a)	250,000	260,122
Refunding RB Trustees of Boston University Series 2025 B-1	5.00%	10/01/38 (a)	250,000	279,253
Massachusetts Health & Educational Facilities Authority
RB Massachusetts Institute of Technology Series 2002 K	5.50%	07/01/32	95,000	110,553
Massachusetts School Building Authority
RB Series 2015 B	4.00%	01/15/45 (a)	200,000	200,212
RB Series 2018 A	4.00%	02/15/43 (a)	45,000	44,016
RB Series 2018 A	5.25%	02/15/48 (a)	200,000	204,711
RB Series 2018 B	5.25%	02/15/48 (a)	350,000	358,244
RB Series 2019 A	5.00%	02/15/44 (a)	500,000	519,756
RB Series 2020 A	5.00%	08/15/45 (a)	225,000	234,797
RB Series 2025 A	5.00%	02/15/50 (a)	1,375,000	1,424,030
RB Series 2025 A	5.00%	02/15/55 (a)	1,000,000	1,021,603
Refunding RB Series 2025 B	5.00%	02/15/31	1,340,000	1,491,990
Refunding RB Series 2025 B	5.00%	02/15/38 (a)	1,175,000	1,332,404
Refunding RB Series 2025 B	5.00%	02/15/38	1,000,000	1,171,267
Massachusetts Transportation Trust Fund Metropolitan Highway System Revenue
Refunding RB Series 2018 A	5.00%	01/01/29	100,000	106,892
Refunding RB Series 2019 A	5.00%	01/01/27	25,000	25,476
Refunding RB Series 2019 A	5.00%	01/01/30 (a)	290,000	308,824
Refunding RB Series 2019 A	5.00%	01/01/33 (a)	580,000	611,970
Massachusetts Water Resources Authority
RB Series 2016 C	5.00%	08/01/30 (a)(b)	5,000	5,044
RB Series 2016 C	5.00%	08/01/32 (a)(b)	660,000	665,812
RB Series 2016 C	5.00%	08/01/33 (a)(b)	100,000	100,881
RB Series 2016 C	5.00%	08/01/40 (a)(b)	775,000	781,825
Refunding RB Series 2007 B	5.25%	08/01/26 (c)	165,000	166,561
Refunding RB Series 2007 B	5.25%	08/01/28 (c)	150,000	159,732
Refunding RB Series 2007 B	5.25%	08/01/33 (c)	250,000	291,015
Refunding RB Series 2016 C	5.00%	08/01/30 (a)	20,000	20,167
Refunding RB Series 2016 C	4.00%	08/01/36 (a)	65,000	65,027
Refunding RB Series 2016 C	4.00%	08/01/40 (a)	1,000,000	992,797
Refunding RB Series 2016 D	3.00%	08/01/42 (a)	50,000	41,777
Refunding RB Series 2017 C	5.00%	08/01/31 (a)	90,000	92,890
University of Massachusetts Building Authority
RB Series 2015 1	5.00%	11/01/40 (a)	50,000	50,042
RB Series 2017 1	5.25%	11/01/42 (a)	2,500,000	2,555,423
RB Series 2020 1	5.00%	11/01/33 (a)	250,000	266,940
RB Series 2020 1	5.00%	11/01/50 (a)	100,000	101,611
RB Series 2022 1	4.00%	11/01/46 (a)	100,000	93,698
RB Series 2022 1	5.00%	11/01/52 (a)	65,000	66,103
Refunding RB Series 2021 1	5.00%	11/01/28	25,000	26,563
				160,107,221
MICHIGAN 1.1%
City of Detroit
GO Bonds Series 2021 A	5.00%	04/01/50 (a)	400,000	398,488
City of Grand Rapids
GO Bonds Series 2025	5.00%	04/01/55 (a)	500,000	509,484

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Lansing
GO Bonds Series 2023 B	4.13%	06/01/48 (a)(c)	150,000	140,047
Detroit City School District
Refunding GO Bonds Series 2005 A	5.25%	05/01/30 (c)	125,000	136,763
Refunding GO Bonds Series 2005 A	5.25%	05/01/32 (c)	335,000	372,639
Eastern Michigan University
RB Series 2025 B	2.85%	03/01/52 (a)(c)(f)	4,405,000	4,405,000
Great Lakes Water Authority Sewage Disposal System Revenue
RB Series 2022 B	5.50%	07/01/52 (a)	500,000	521,751
Refunding RB Series 2016 C	5.00%	07/01/30 (a)	150,000	150,828
Refunding RB Series 2024 A	5.00%	07/01/26	325,000	327,046
Refunding RB Series 2024 A	5.00%	07/01/27	215,000	221,677
Refunding RB Series 2024 A	5.00%	07/01/32	195,000	218,359
Refunding RB Series 2024 A	5.00%	07/01/33	40,000	45,162
Refunding RB Series 2025 B	5.00%	07/01/35 (a)	1,000,000	1,134,560
Great Lakes Water Authority Water Supply System Revenue
RB Series 2016 B	5.00%	07/01/46 (a)	600,000	601,160
RB Series 2022 A	5.25%	07/01/47 (a)	5,090,000	5,310,881
Refunding RB Series 2016 D	5.00%	07/01/30 (a)	75,000	75,450
Refunding RB Series 2016 D	5.00%	07/01/36 (a)	75,000	75,318
Refunding RB Series 2024 A	5.00%	07/01/31	250,000	276,569
Refunding RB Series 2025 A	5.00%	07/01/35 (a)	1,000,000	1,130,283
L’Anse Creuse Public Schools
GO Bonds Series 2025 I	5.00%	05/01/49 (a)(c)	40,000	41,229
Lansing Board of Water & Light
RB Series 2019 A	5.00%	07/01/48 (a)	1,055,000	1,069,815
Refunding RB Series 2024 A	5.00%	07/01/49 (a)	175,000	180,068
Refunding RB Series 2024 A	5.00%	07/01/54 (a)	85,000	86,084
Michigan Finance Authority
RB County of Wayne Series 2018	4.00%	11/01/48 (a)	100,000	89,107
RB Drinking Water Revolving Fund Series 2024 A	4.00%	10/01/48 (a)	500,000	477,384
Refunding RB Clean Water Revolving Fund Series 2016 B	5.00%	10/01/29 (a)	100,000	101,133
Michigan State Building Authority
RB Series 2021 I	4.00%	10/15/46 (a)	705,000	650,432
RB Series 2022 I	4.00%	10/15/52 (a)	250,000	218,592
Refunding RB Series 2016 I	5.00%	10/15/30 (a)	150,000	151,765
Refunding RB Series 2016 I	5.00%	10/15/31 (a)	380,000	384,372
Refunding RB Series 2016 I	5.00%	10/15/32 (a)	490,000	495,449
Refunding RB Series 2016 I	5.00%	04/15/41 (a)	190,000	191,337
Refunding RB Series 2016 I	5.00%	10/15/46 (a)	70,000	70,275
Refunding RB Series 2019 I	4.00%	04/15/54 (a)	250,000	218,067
Refunding RB Series 2020 I	3.00%	10/15/45 (a)	100,000	77,875
Refunding RB Series 2025 I	5.00%	04/15/28	2,000,000	2,098,379
Refunding RB Series 2025 I	5.00%	04/15/32	215,000	240,850
Refunding RB Series 2025 I	5.00%	10/15/50 (a)	500,000	520,892
Refunding RB Series 2025 I	5.25%	04/15/60 (a)	250,000	261,421
Michigan State University
RB Series 2019 B	4.00%	02/15/44 (a)	100,000	98,393
RB Series 2024 A	5.25%	08/15/46 (a)	150,000	160,995
RB Series 2024 A	5.00%	08/15/49 (a)	385,000	400,488

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 A	5.25%	08/15/54 (a)	200,000	209,061
Refunding RB Series 2025 A	5.00%	02/15/55 (a)	265,000	273,010
State of Michigan
Refunding RB Series 2016	5.00%	03/15/27	640,000	654,934
State of Michigan Trunk Line Revenue
RB Series 2020 B	5.00%	11/15/27	205,000	213,332
RB Series 2020 B	5.00%	11/15/28	250,000	265,579
RB Series 2020 B	5.00%	11/15/29	135,000	146,172
RB Series 2020 B	5.00%	11/15/30	780,000	858,505
RB Series 2020 B	5.00%	11/15/31 (a)	100,000	109,481
RB Series 2020 B	5.00%	11/15/32 (a)	50,000	54,490
RB Series 2020 B	4.00%	11/15/38 (a)	100,000	101,762
RB Series 2020 B	4.00%	11/15/40 (a)	200,000	201,972
RB Series 2020 B	4.00%	11/15/45 (a)	1,030,000	970,912
RB Series 2020 B	5.00%	11/15/45 (a)	4,820,000	5,029,893
RB Series 2021 A	5.00%	11/15/33 (a)	570,000	629,326
RB Series 2021 A	5.00%	11/15/34 (a)	550,000	604,560
RB Series 2021 A	5.00%	11/15/35 (a)	95,000	103,817
RB Series 2021 A	4.00%	11/15/36 (a)	90,000	92,773
RB Series 2021 A	4.00%	11/15/37 (a)	500,000	512,688
RB Series 2021 A	4.00%	11/15/38 (a)	50,000	51,054
RB Series 2021 A	4.00%	11/15/39 (a)	200,000	203,271
RB Series 2021 A	4.00%	11/15/41 (a)	140,000	141,456
RB Series 2021 A	4.00%	11/15/44 (a)	730,000	710,320
RB Series 2021 A	4.00%	11/15/46 (a)	700,000	652,516
RB Series 2023	5.00%	11/15/30	30,000	33,019
RB Series 2023	5.00%	11/15/35 (a)	200,000	223,693
RB Series 2023	5.00%	11/15/37 (a)	445,000	491,316
RB Series 2023	5.00%	11/15/42 (a)	1,000,000	1,079,438
RB Series 2023	5.00%	11/15/46 (a)	150,000	156,932
RB Series 2023	5.25%	11/15/49 (a)	200,000	209,967
RB Series 2023	5.50%	11/15/49 (a)	125,000	133,395
Troy School District
GO Bonds Series 2023	5.00%	05/01/52 (a)(c)	130,000	133,099
University of Michigan
RB Series 2015	5.00%	04/01/46 (a)(b)	60,000	60,000
RB Series 2018 A	5.00%	04/01/48 (a)	250,000	255,725
Refunding RB Series 2017 A	5.00%	04/01/26	30,000	30,000
Wayne County Airport Authority
RB Detroit Metropolitan Wayne County Airport Series 2021 A	5.00%	12/01/46 (a)	500,000	514,720
				40,448,055
MINNESOTA 0.5%
Metropolitan Council
GO Bonds Series 2021 C	5.00%	12/01/26	145,000	147,400
GO Bonds Series 2021 C	5.00%	12/01/27	20,000	20,828
GO Bonds Series 2021 C	5.00%	12/01/28	200,000	212,815
Minneapolis-St. Paul Metropolitan Airports Commission
RB Series 2024 A	5.00%	01/01/52 (a)	520,000	528,001
RB Series 2024 A	4.00%	01/01/54 (a)	390,000	341,497
Refunding RB Series 2016 A	5.00%	01/01/27	350,000	356,555

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2016 A	5.00%	01/01/28 (a)	115,000	116,945
Refunding RB Series 2022 A	5.00%	01/01/52 (a)	415,000	418,285
Minnesota Public Facilities Authority State Revolving Fund
RB Series 2023 A	5.00%	03/01/31	80,000	88,515
RB Series 2023 A	5.00%	03/01/32	100,000	112,259
RB Series 2023 A	5.00%	03/01/33	635,000	720,804
RB Series 2023 A	5.00%	03/01/35 (a)	100,000	111,783
North St. Paul-Maplewood-Oakdale Independent School District No. 622
GO Bonds Series 2019 A	3.00%	02/01/46 (a)(c)	10,000	7,954
State of Minnesota
COP Series 2023	5.00%	11/01/37 (a)	265,000	292,906
COP Series 2023	5.00%	11/01/38 (a)	300,000	330,024
COP Series 2023	5.00%	11/01/39 (a)	40,000	43,661
COP Series 2023	5.00%	11/01/42 (a)	150,000	161,185
GO Bonds Series 2021 A	5.00%	09/01/28	15,000	15,889
GO Bonds Series 2021 A	5.00%	09/01/29	205,000	221,358
GO Bonds Series 2021 A	4.00%	09/01/34 (a)	85,000	88,387
GO Bonds Series 2021 A	4.00%	09/01/37 (a)	5,000,000	5,099,878
GO Bonds Series 2021 A	4.00%	09/01/39 (a)	60,000	60,693
GO Bonds Series 2024 A	5.00%	08/01/28	70,000	74,016
GO Bonds Series 2024 A	5.00%	08/01/32	200,000	225,261
GO Bonds Series 2024 A	5.00%	08/01/33	1,000,000	1,134,075
GO Bonds Series 2024 A	5.00%	08/01/36 (a)	300,000	338,474
GO Bonds Series 2024 A	5.00%	08/01/41 (a)	100,000	109,919
GO Bonds Series 2024 A	5.00%	08/01/44 (a)	100,000	107,841
GO Bonds Series 2025 A	5.00%	08/01/27	115,000	118,834
GO Bonds Series 2025 A	5.00%	08/01/35	250,000	286,509
GO Bonds Series 2025 A	5.00%	08/01/39 (a)	1,000,000	1,113,011
Refunding GO Bonds Series 2016 D	5.00%	08/01/26	125,000	126,059
Refunding GO Bonds Series 2017 D	5.00%	10/01/27	1,230,000	1,276,012
Refunding GO Bonds Series 2017 D	5.00%	10/01/28 (a)	100,000	103,633
Refunding GO Bonds Series 2023 E	5.00%	08/01/26	265,000	267,244
Refunding GO Bonds Series 2023 E	5.00%	08/01/28	125,000	132,171
Refunding GO Bonds Series 2023 E	5.00%	08/01/32	1,135,000	1,278,359
Refunding RB Series 2022 A	5.00%	03/01/27	180,000	184,113
Refunding RB Series 2022 A	5.00%	03/01/30	325,000	352,703
University of Minnesota
RB Series 2016 A	5.00%	04/01/41 (a)	25,000	25,002
				16,750,858
MISSISSIPPI 0.1%
Mississippi Development Bank
Refunding RB Series 2024 A	5.00%	01/01/31	380,000	416,204
State of Mississippi
GO Bonds Series 2017 A	5.00%	10/01/32 (a)(b)	430,000	446,021
GO Bonds Series 2017 A	5.00%	10/01/34 (a)(b)	110,000	114,098
GO Bonds Series 2019 B	4.00%	10/01/39 (a)	150,000	150,056
Refunding GO Bonds Series 2017 A	5.00%	10/01/27	370,000	383,841
Refunding GO Bonds Series 2017 A	5.00%	10/01/28 (a)	365,000	378,178
Refunding GO Bonds Series 2017 A	5.00%	10/01/29 (a)	835,000	864,396

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
State of Mississippi Gaming Tax Revenue
RB Series 2019 A	4.00%	10/15/38 (a)	1,300,000	1,270,082
West Rankin Utility Authority
RB Series 2018	5.00%	01/01/48 (a)(b)(c)	50,000	52,142
				4,075,018
MISSOURI 0.3%
City of Kansas City Sanitary Sewer System Revenue
RB Series 2018 A	4.00%	01/01/42 (a)	20,000	19,519
City of Kansas City Water Revenue
RB Series 2025 A	5.00%	12/01/49 (a)	250,000	260,471
City of Springfield Public Utility Revenue
Refunding RB Series 2025	5.00%	08/01/31	250,000	277,021
Refunding RB Series 2025	5.00%	08/01/34	1,000,000	1,134,414
City of St. Louis Airport Revenue
RB Series 2005	5.50%	07/01/28 (c)	45,000	47,761
RB Series 2024 A	5.25%	07/01/49 (a)	265,000	277,210
RB Series 2024 A	5.25%	07/01/54 (a)(c)	655,000	677,687
County of Jackson
RB Series 2023 A	4.38%	12/01/58 (a)	100,000	92,846
Curators of the University of Missouri
RB Series 2020 B	5.00%	11/01/30	2,600,000	2,851,805
Refunding RB Series 2024	5.00%	11/01/34	500,000	571,707
Health & Educational Facilities Authority of the State of Missouri
RB St. Louis University Series 2019 A	5.00%	10/01/46 (a)	55,000	55,961
Metropolitan St. Louis Sewer District
RB Series 2016 C	4.00%	05/01/41 (a)	50,000	50,042
Refunding RB Series 2017 A	5.00%	05/01/29 (a)	75,000	76,882
Missouri Development Finance Board
RB Zoological Subdistrict of the Metropolitan Zoo Park & Museum District of St. Louis Series 2022	5.25%	05/01/55 (a)	25,000	25,666
Missouri Highway & Transportation Commission
RB Series 2022 A	5.00%	05/01/27	100,000	102,681
RB Series 2022 A	5.00%	05/01/28	110,000	115,589
RB Series 2023 A	5.00%	05/01/26	425,000	425,882
RB Series 2025 A	5.00%	05/01/27	150,000	154,022
RB Series 2025 A	5.00%	05/01/30	490,000	534,977
RB Series 2025 A	5.00%	05/01/31	135,000	149,673
Refunding RB Series 2014 A	5.00%	05/01/26	650,000	651,350
Missouri Joint Municipal Electric Utility Commission
RB Series 2025	5.00%	01/01/51 (a)	500,000	509,536
Refunding RB Prairie State Project Revenue Series 2016 A	4.00%	12/01/41 (a)	285,000	271,114
Springfield School District No. R-12
GO Bonds Series 2019	5.00%	03/01/37 (a)	135,000	140,418
GO Bonds Series 2019	3.00%	03/01/39 (a)	200,000	178,058
GO Bonds Series 2023	4.00%	03/01/41 (a)(c)	500,000	499,628
St. Charles County Francis Howell R-III School District
Refunding GO Bonds Series 2022	5.00%	03/01/42 (a)	325,000	340,562
				10,492,482

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
MONTANA 0.0%
Lewis & Clark County High School District No. 1 Helena
GO Bonds Series 2025	5.00%	07/01/56 (a)(c)	500,000	514,299
NEBRASKA 0.3%
Nebraska Public Power District
Refunding RB Series 2023 A	5.00%	07/01/28 (a)	595,000	619,542
Omaha Public Power District
RB Series 2019 A	5.00%	02/01/31 (a)	450,000	476,798
RB Series 2021 A	5.00%	02/01/46 (a)	80,000	82,893
RB Series 2022 A	5.00%	02/01/47 (a)	100,000	103,316
RB Series 2022 A	5.25%	02/01/52 (a)	150,000	154,972
RB Series 2023 A	5.25%	02/01/53 (a)	4,965,000	5,170,270
RB Series 2024 A	5.50%	02/01/49 (a)	105,000	112,742
RB Series 2024 C	4.00%	02/01/49 (a)	100,000	92,030
RB Series 2025 A	5.25%	02/01/50 (a)	1,250,000	1,322,321
RB Series 2025 B	5.00%	02/01/50 (a)	500,000	518,960
Refunding RB Series 2017 A	4.00%	02/01/42 (a)	150,000	147,480
Refunding RB Series 2021 B	4.00%	02/01/46 (a)	560,000	523,560
Refunding RB Series 2024 B	5.00%	02/01/35 (a)	100,000	112,089
Refunding RB Series 2024 B	5.00%	02/01/36 (a)	500,000	555,618
Refunding RB Series 2024 B	5.00%	02/01/37 (a)	70,000	77,269
Refunding RB Series 2024 B	5.00%	02/01/38 (a)	70,000	76,806
Refunding RB Series 2024 D	5.00%	02/01/39 (a)	150,000	164,906
Omaha Public Power District Nebraska City Station Unit 2
Refunding RB Series 2026 A	5.00%	02/01/49 (a)	210,000	219,526
University of Nebraska Facilities Corp.
RB Series 2021 A	4.00%	07/15/59 (a)	110,000	94,114
RB Series 2021 A	4.00%	07/15/62 (a)	200,000	170,427
Village of Boys Town
RB Father Flanagan’s Boy’s Home Series 2026	5.00%	07/01/46 (a)	310,000	319,329
RB Father Flanagan’s Boy’s Home Series 2026	5.25%	07/01/55 (a)	290,000	298,135
				11,413,103
NEVADA 0.4%
City of Henderson
GO Bonds Series 2020 A-1	4.00%	06/01/45 (a)	100,000	96,748
Clark County School District
Refunding GO Bonds Series 2017 A	5.00%	06/15/26	50,000	50,253
Refunding GO Bonds Series 2025 B	5.00%	06/15/28	295,000	309,761
Refunding GO Bonds Series 2025 B	5.00%	06/15/42 (a)	1,000,000	1,075,859
Clark County Water Reclamation District
GO Bonds Series 2023	5.00%	07/01/53 (a)	250,000	254,916
County of Clark
GO Bonds Series 2018	4.00%	07/01/45 (a)	285,000	267,404
GO Bonds Series 2018 A	5.00%	06/01/43 (a)	1,015,000	1,042,787
GO Bonds Series 2018 A	5.00%	05/01/48 (a)	300,000	305,011
RB Regional Transportation Commission of Southern Nevada Motor Fuel Tax Revenue Series 2022	5.00%	07/01/36 (a)	20,000	21,786
Refunding GO Bonds Series 2016 B	5.00%	11/01/26	185,000	187,675
Refunding GO Bonds Series 2016 B	5.00%	11/01/28 (a)	210,000	213,137

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
County of Clark Department of Aviation
RB Series 2024 B	5.00%	07/01/29	300,000	322,152
Refunding RB Series 2024 A	5.00%	07/01/27	480,000	494,307
Refunding RB Series 2024 A	5.00%	07/01/29	1,000,000	1,073,840
County of Clark Passenger Facility Charge Revenue
Refunding RB Series 2019 E	5.00%	07/01/33 (a)	100,000	106,001
County of Washoe Gas Tax Revenue
Refunding RB Series 2018	5.00%	02/01/42 (a)	2,000,000	2,065,394
Las Vegas Convention & Visitors Authority
RB County of Clark & City of Las Vegas Combined Room Tax Revenue Series 2018 B	5.00%	07/01/43 (a)	1,100,000	1,124,296
RB County of Clark & City of Las Vegas Combined Room Tax Revenue Series 2018 B	4.00%	07/01/49 (a)	1,205,000	1,068,219
RB County of Clark & City of Las Vegas Combined Room Tax Revenue Series 2022 B	5.25%	07/01/49 (a)	315,000	325,927
RB County of Clark & City of Las Vegas Combined Room Tax Revenue Series 2023 A	5.00%	07/01/49 (a)	150,000	153,527
Las Vegas Valley Water District
GO Bonds Series 2022 A	4.00%	06/01/46 (a)	490,000	467,429
GO Bonds Series 2022 A	4.00%	06/01/51 (a)	1,000,000	902,381
GO Bonds Series 2025 A	5.00%	06/01/44 (a)	120,000	129,514
Refunding GO Bonds Series 2016 A	5.00%	06/01/41 (a)	75,000	75,307
Refunding GO Bonds Series 2016 A	5.00%	06/01/46 (a)	200,000	200,818
Refunding GO Bonds Series 2024 A	5.00%	06/01/38 (a)	590,000	652,640
State of Nevada Highway Improvement Revenue
RB Series 2017	5.00%	12/01/30 (a)	225,000	231,267
RB Series 2017	5.00%	12/01/31 (a)	100,000	102,704
RB Series 2017	4.00%	12/01/33 (a)	1,310,000	1,320,970
Washoe County School District
GO Bonds Series 2020 A	4.00%	10/01/45 (a)	300,000	287,965
				14,929,995
NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority
RB Novant Health Obligated Group Series 2025A	5.00%	06/01/55 (a)	300,000	288,810
New Hampshire Health & Education Facilities Authority Act
RB Trustees of Dartmouth College Series 2025 A	5.00%	06/01/35	1,000,000	1,147,924
				1,436,734
NEW JERSEY 4.2%
Gloucester County Improvement Authority
RB Rowan University Series 2024	5.00%	07/01/49 (a)(c)	100,000	102,445
Hudson County Improvement Authority
RB Series 2016	5.25%	05/01/51 (a)	50,000	50,026
RB Series 2020	4.00%	10/01/51 (a)	50,000	44,742
Middlesex County Improvement Authority
RB Rutgers The State University of New Jersey Series 2023 A	5.00%	08/15/53 (a)	500,000	515,902
New Jersey Economic Development Authority
RB Series 2015 WW	5.25%	06/15/28 (a)	100,000	100,139
RB Series 2016 AAA	5.00%	06/15/41 (a)(b)	440,000	448,015
RB Series 2016 BBB	5.50%	06/15/29 (a)(b)	785,000	802,027
RB Series 2016 BBB	4.75%	06/15/31 (a)(b)	1,175,000	1,194,363
RB Series 2016 BBB	5.50%	06/15/31 (a)(b)	75,000	76,627
RB Series 2017 A	4.00%	11/01/27	210,000	214,702
RB Series 2017 B	4.13%	06/15/39 (a)(c)	30,000	30,144

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2017 DDD	5.00%	06/15/42 (a)(b)	425,000	438,107
RB Series 2018 A	5.00%	06/15/42 (a)	1,250,000	1,271,524
RB Series 2018 A	5.00%	06/15/47 (a)	250,000	252,324
RB Series 2018 EEE	5.00%	06/15/48 (a)	500,000	509,049
RB Series 2020 A	4.00%	11/01/38 (a)	500,000	497,567
RB Series 2020 A	5.00%	11/01/44 (a)	1,000,000	1,027,185
RB Series 2021 QQQ	4.00%	06/15/46 (a)	350,000	324,244
RB Series 2021 QQQ	4.00%	06/15/50 (a)	100,000	90,071
RB Series 2022 A	5.00%	11/01/52 (a)	3,295,000	3,358,693
Refunding RB Series 2005 N-1	5.50%	09/01/26 (c)	1,140,000	1,153,952
Refunding RB Series 2023 RRR	5.00%	03/01/28	1,615,000	1,688,357
Refunding RB Series 2024 SSS	5.00%	06/15/26	500,000	502,503
Refunding RB Series 2024 SSS	5.25%	06/15/36 (a)	25,000	28,379
Refunding RB Series 2024 SSS	5.25%	06/15/38 (a)	500,000	558,698
Refunding RB Motor Vehicle Surcharge Revenue Series 2017 A	3.13%	07/01/31 (a)(c)	75,000	74,057
Refunding RB New Jersey Transit Corp. Series 2017 B	5.00%	11/01/26	500,000	507,113
New Jersey Educational Facilities Authority
RB Series 2016 B	5.00%	09/01/36 (a)	160,000	160,931
RB Series 2022 A	5.00%	03/01/32	265,000	297,794
RB Series 2023 A	4.63%	09/01/48 (a)	740,000	743,518
RB Series 2023 A	5.25%	09/01/53 (a)	500,000	519,699
RB Trustees of Princeton University Series 2015 D	4.00%	07/01/45 (a)	100,000	97,648
RB Trustees of Princeton University Series 2022 A	5.00%	03/01/27	1,375,000	1,408,313
RB Trustees of Princeton University Series 2024 A1	5.00%	03/01/33	300,000	340,941
RB Trustees of Princeton University Series 2024 A1	5.00%	03/01/37 (a)	775,000	868,540
RB Trustees of Princeton University Series 2024 A-2	5.00%	03/01/43 (a)	1,780,000	1,933,085
RB Trustees of Princeton University Series 2024 B	4.00%	03/01/53 (a)	200,000	188,945
RB Trustees of Princeton University Series 2024 B	5.25%	03/01/54 (a)	1,450,000	1,533,016
Refunding RB Trustees of Princeton University Series 2017 B	5.00%	07/01/28 (a)	90,000	92,735
Refunding RB Trustees of Princeton University Series 2017 B	5.00%	07/01/29 (a)	100,000	102,971
Refunding RB Trustees of Princeton University Series 2024 C	5.00%	03/01/27	30,000	30,727
Refunding RB Trustees of Princeton University Series 2024 C	5.00%	03/01/29	230,000	246,059
Refunding RB Trustees of Princeton University Series 2024 C	5.00%	03/01/44 (a)	250,000	269,613
New Jersey Transportation Trust Fund Authority
RB Series 2006 C	2.91%	12/15/26 (c)(d)	45,000	44,117
RB Series 2006 C	3.44%	12/15/28 (c)(d)	60,000	55,309
RB Series 2006 C	2.84%	12/15/29 (c)(d)	425,000	379,813
RB Series 2006 C	3.28%	12/15/30 (c)(d)	50,000	42,928
RB Series 2006 C	4.11%	12/15/32 (c)(d)	5,380,000	4,312,879
RB Series 2006 C	4.24%	12/15/33 (c)(d)	4,000,000	3,074,043
RB Series 2006 C	3.64%	12/15/34 (c)(d)	460,000	339,027
RB Series 2006 C	3.39%	12/15/35 (c)(d)	35,000	24,428
RB Series 2008 A	2.95%	12/15/28 (d)	330,000	304,199
RB Series 2008 A	4.07%	12/15/35 (d)	215,000	150,058
RB Series 2008 A	3.63%	12/15/36 (a)(d)	30,000	19,889
RB Series 2008 A	6.75%	12/15/37 (d)	1,000,000	628,771
RB Series 2008 A	3.73%	12/15/38 (d)	2,185,000	1,297,709
RB Series 2009 A	3.48%	12/15/32 (a)(d)	265,000	211,041
RB Series 2009 A	3.77%	12/15/33 (d)	230,000	175,424
RB Series 2009 A	3.84%	12/15/34 (d)	170,000	124,225
RB Series 2009 A	3.99%	12/15/38 (a)(d)	300,000	178,175

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2009 A	3.90%	12/15/39 (d)	3,050,000	1,719,644
RB Series 2010 A	2.69%	12/15/26 (d)	1,650,000	1,617,635
RB Series 2010 A	2.61%	12/15/27 (d)	300,000	285,528
RB Series 2010 A	3.46%	12/15/28 (d)	700,000	645,270
RB Series 2010 A	2.78%	12/15/29 (d)	765,000	681,173
RB Series 2010 A	2.78%	12/15/30 (d)	1,750,000	1,502,490
RB Series 2010 A	3.78%	12/15/31 (a)(d)	210,000	173,862
RB Series 2010 A	3.75%	12/15/33 (d)	100,000	76,271
RB Series 2010 A	3.53%	12/15/34 (d)	85,000	62,113
RB Series 2010 A	3.94%	12/15/40 (d)	3,280,000	1,752,540
RB Series 2014 AA	4.25%	06/15/44 (a)	1,500,000	1,477,237
RB Series 2014 BB1	5.00%	06/15/32 (a)	600,000	632,043
RB Series 2014 BB-1	5.00%	06/15/33 (a)	80,000	84,038
RB Series 2016 A-1	5.00%	06/15/27 (a)	4,100,000	4,118,366
RB Series 2016 A-1	5.00%	06/15/28 (a)	500,000	502,331
RB Series 2016 A-1	5.00%	06/15/30 (a)	1,480,000	1,486,228
RB Series 2016 A-1	4.10%	06/15/31 (a)	100,000	100,179
RB Series 2019 AA	4.00%	06/15/36 (a)	2,300,000	2,318,591
RB Series 2019 AA	5.00%	06/15/46 (a)	1,085,000	1,108,282
RB Series 2019 BB	5.00%	06/15/33 (a)	200,000	210,094
RB Series 2019 BB	3.25%	06/15/39 (a)	635,000	569,833
RB Series 2019 BB	4.00%	06/15/44 (a)	1,000,000	953,664
RB Series 2019 BB	3.50%	06/15/46 (a)	300,000	252,276
RB Series 2019 BB	4.00%	06/15/50 (a)	1,160,000	1,047,933
RB Series 2019 BB	5.00%	06/15/50 (a)(b)	195,000	207,881
RB Series 2019BB	5.00%	06/15/44 (a)	350,000	358,949
RB Series 2020 AA	4.00%	06/15/35 (a)	220,000	224,808
RB Series 2020 AA	4.00%	06/15/36 (a)	140,000	141,903
RB Series 2020 AA	5.00%	06/15/36 (a)	100,000	106,936
RB Series 2020 AA	5.00%	06/15/38 (a)	200,000	211,788
RB Series 2020 AA	4.00%	06/15/40 (a)	100,000	99,312
RB Series 2020 AA	4.00%	06/15/45 (a)	780,000	734,620
RB Series 2020 AA	3.00%	06/15/50 (a)	250,000	182,793
RB Series 2020 AA	4.00%	06/15/50 (a)	175,000	158,093
RB Series 2020 AA	5.00%	06/15/50 (a)(b)	45,000	49,745
RB Series 2020 AA	5.00%	06/15/50 (a)	155,000	157,454
RB Series 2022 A	4.00%	06/15/40 (a)	50,000	49,603
RB Series 2022 A	4.00%	06/15/41 (a)	100,000	98,711
RB Series 2022 BB	5.00%	06/15/36 (a)	45,000	48,724
RB Series 2022 BB	4.00%	06/15/39 (a)	1,475,000	1,472,731
RB Series 2022 BB	4.00%	06/15/41 (a)	500,000	493,555
RB Series 2022 BB	4.00%	06/15/50 (a)	250,000	225,848
RB Series 2022 CC	5.00%	06/15/35 (a)	50,000	55,196
RB Series 2022 CC	5.00%	06/15/40 (a)	180,000	192,739
RB Series 2022 CC	5.25%	06/15/41 (a)	100,000	108,172
RB Series 2022 CC	5.00%	06/15/44 (a)	150,000	157,465
RB Series 2022 CC	5.25%	06/15/46 (a)(b)	105,000	120,898
RB Series 2022 CC	5.25%	06/15/46 (a)	210,000	220,990
RB Series 2022 CC	5.00%	06/15/48 (a)(b)	60,000	68,172
RB Series 2022 CC	5.50%	06/15/50 (a)(b)	1,500,000	1,749,917
RB Series 2023 BB	5.00%	06/15/33	1,000,000	1,125,872

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2023 BB	5.00%	06/15/35 (a)	120,000	134,109
RB Series 2023 BB	5.00%	06/15/43 (a)	1,500,000	1,595,002
RB Series 2023 BB	5.00%	06/15/46 (a)	980,000	1,020,873
RB Series 2023 BB	5.25%	06/15/50 (a)	1,500,000	1,565,505
RB Series 2024 CC	5.00%	06/15/30	545,000	593,634
RB Series 2024 CC	5.00%	06/15/31	50,000	55,205
RB Series 2024 CC	5.00%	06/15/32	250,000	279,148
RB Series 2024 CC	5.00%	06/15/35 (a)	500,000	565,401
RB Series 2024 CC	5.00%	06/15/36 (a)	2,230,000	2,498,296
RB Series 2024 CC	5.00%	06/15/37 (a)	65,000	72,180
RB Series 2024 CC	5.00%	06/15/45 (a)	250,000	263,631
RB Series 2024 CC	4.13%	06/15/50 (a)	1,130,000	1,041,181
RB Series 2024 CC	4.13%	06/15/55 (a)	100,000	89,817
RB Series 2024 CC	5.25%	06/15/55 (a)	1,335,000	1,387,383
RB Series 2025 AA	5.00%	06/15/30	1,070,000	1,165,611
RB Series 2025 AA	5.00%	06/15/39 (a)	2,250,000	2,483,602
RB Series 2025 AA	5.00%	06/15/41 (a)	250,000	272,823
RB Series 2025 AA	5.00%	06/15/43 (a)	2,000,000	2,154,183
RB Series 2025 AA	5.00%	06/15/45 (a)	1,500,000	1,587,901
RB Series 2025 AA	5.00%	06/15/50 (a)	1,000,000	1,028,815
RB Series 2025 AA	5.00%	06/15/55 (a)	3,000,000	3,057,881
Refunding RB Series 2018 A	5.00%	12/15/27	275,000	286,164
Refunding RB Series 2018 A	5.00%	06/15/30 (a)	625,000	627,630
Refunding RB Series 2018 A	5.00%	12/15/30 (a)	150,000	158,469
Refunding RB Series 2018 A	5.00%	06/15/31 (a)	290,000	291,150
Refunding RB Series 2018 A	5.00%	12/15/32 (a)	750,000	788,958
Refunding RB Series 2018 A	5.00%	12/15/33 (a)	1,105,000	1,160,610
Refunding RB Series 2018 A	5.00%	12/15/34 (a)	210,000	219,973
Refunding RB Series 2018 A	4.00%	12/15/37 (a)(c)	150,000	150,825
Refunding RB Series 2019 A	5.00%	12/15/27	500,000	520,299
Refunding RB Series 2019 A	5.00%	12/15/31 (a)	100,000	107,395
Refunding RB Series 2019 A	4.00%	12/15/39 (a)	65,000	64,689
Refunding RB Series 2021 A	5.00%	06/15/28	250,000	262,826
Refunding RB Series 2021 A	5.00%	06/15/29	10,000	10,716
Refunding RB Series 2021 A	5.00%	06/15/30	135,000	147,047
Refunding RB Series 2021 A	5.00%	06/15/31	100,000	110,360
Refunding RB Series 2021 A	5.00%	06/15/32 (a)	200,000	219,838
Refunding RB Series 2021 A	5.00%	06/15/33 (a)	100,000	109,362
Refunding RB Series 2021 A	4.00%	06/15/34 (a)	30,000	30,908
Refunding RB Series 2021 A	4.00%	06/15/35 (a)	215,000	220,053
Refunding RB Series 2022 AA	5.00%	06/15/27	1,000,000	1,029,016
Refunding RB Series 2022 AA	5.00%	06/15/30	105,000	114,370
Refunding RB Series 2022 AA	5.00%	06/15/31	330,000	364,186
Refunding RB Series 2022 AA	5.00%	06/15/37 (a)	200,000	216,416
Refunding RB Series 2023 A	5.00%	06/15/37 (a)	605,000	661,707
Refunding RB Series 2023 A	4.25%	06/15/40 (a)	1,150,000	1,163,202
Refunding RB Series 2023 AA	5.00%	06/15/30	30,000	32,677
Refunding RB Series 2023 AA	5.00%	06/15/34 (a)	35,000	39,118
Refunding RB Series 2023 AA	5.00%	06/15/35 (a)	500,000	555,400
Refunding RB Series 2023 AA	5.00%	06/15/37 (a)	25,000	27,343
Refunding RB Series 2023 AA	5.00%	06/15/39 (a)	20,000	21,611

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 A	5.00%	06/15/32	1,860,000	2,079,098
Refunding RB Series 2024 A	5.00%	06/15/33	515,000	580,534
Refunding RB Series 2024 A	5.00%	06/15/34	2,500,000	2,831,881
Refunding RB Series 2024 A	5.00%	06/15/35 (a)	295,000	333,586
Refunding RB Series 2024 A	5.00%	06/15/36 (a)	855,000	957,867
Refunding RB Series 2024 A	5.00%	06/15/37 (a)	1,000,000	1,110,465
Refunding RB Series 2024 A	5.00%	06/15/38 (a)	500,000	551,298
Refunding RB Series 2024 A	5.25%	06/15/39 (a)	115,000	128,115
Refunding RB Series 2024 AA	5.00%	06/15/39 (a)	1,430,000	1,566,688
Refunding RB Series 2024 AA	4.00%	06/15/40 (a)	250,000	248,280
Refunding RB Series 2024 AA	5.25%	06/15/41 (a)	1,000,000	1,103,098
Refunding RB Series 2024 AA	4.00%	06/15/42 (a)	500,000	489,310
Refunding RB Series 2024 AA	5.00%	06/15/42 (a)	475,000	512,408
New Jersey Turnpike Authority
RB Series 2017 A	5.00%	01/01/27	200,000	203,821
RB Series 2017 A	5.00%	01/01/32 (a)	250,000	253,945
RB Series 2019 A	4.00%	01/01/48 (a)	2,155,000	2,051,088
RB Series 2019 A	5.00%	01/01/48 (a)	3,000,000	3,048,506
RB Series 2020 D	5.00%	01/01/28	100,000	102,671
RB Series 2021 A	4.00%	01/01/42 (a)	2,095,000	2,082,759
RB Series 2021 A	4.00%	01/01/51 (a)	100,000	92,114
RB Series 2022 B	5.00%	01/01/46 (a)	120,000	125,863
RB Series 2022 B	4.50%	01/01/48 (a)	5,000,000	5,013,531
RB Series 2022 B	5.25%	01/01/52 (a)	150,000	156,412
RB Series 2024 B	5.25%	01/01/49 (a)	1,125,000	1,189,279
RB Series 2025 A	4.75%	01/01/50 (a)	3,000,000	3,049,859
RB Series 2025 A	5.25%	01/01/55 (a)	1,000,000	1,047,242
RB Series 2025 B	5.00%	01/01/29	710,000	755,227
RB Series 2025 B	5.00%	01/01/33	1,000,000	1,124,043
RB Series 2025 B	5.00%	01/01/34	1,000,000	1,133,623
Refunding RB Series 2005 A	5.25%	01/01/27 (c)	115,000	117,479
Refunding RB Series 2005 A	5.25%	01/01/28 (c)	80,000	83,950
Refunding RB Series 2017 B	5.00%	01/01/28	100,000	104,354
Refunding RB Series 2017 B	5.00%	01/01/31 (a)	200,000	207,564
Refunding RB Series 2017 B	4.00%	01/01/37 (a)	95,000	95,617
Refunding RB Series 2017 E	5.00%	01/01/29 (a)	95,000	98,899
Refunding RB Series 2017 G	5.00%	01/01/36 (a)	90,000	92,609
Refunding RB Series 2017 G	3.25%	01/01/38 (a)	200,000	186,484
Refunding RB Series 2017 G	4.00%	01/01/43 (a)	150,000	147,736
Refunding RB Series 2022 C	5.00%	01/01/29	600,000	638,220
Refunding RB Series 2022 C	5.00%	01/01/30	100,000	108,221
Refunding RB Series 2024 C	5.00%	01/01/43 (a)	1,500,000	1,611,397
Refunding RB Series 2024 C	5.00%	01/01/44 (a)	400,000	427,635
Refunding RB Series 2024 C	5.00%	01/01/45 (a)	150,000	159,239
South Jersey Transportation Authority
RB Series 2022 A	4.63%	11/01/47 (a)	85,000	85,119
RB Series 2022 A	5.25%	11/01/52 (a)	200,000	205,191
RB Series 2022 A	5.25%	11/01/52 (a)(c)	500,000	517,255
State of New Jersey
GO Bonds Series 2020 A	5.00%	06/01/26	1,000,000	1,004,225
GO Bonds Series 2020 A	5.00%	06/01/27	1,525,000	1,569,646

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020 A	5.00%	06/01/28	1,700,000	1,790,302
GO Bonds Series 2020 A	5.00%	06/01/29	1,805,000	1,939,905
GO Bonds Series 2020 A	4.00%	06/01/30	2,000,000	2,104,845
GO Bonds Series 2020 A	4.00%	06/01/31	1,115,000	1,182,087
GO Bonds Series 2020 A	4.00%	06/01/32	1,225,000	1,305,368
				150,588,478
NEW MEXICO 0.1%
New Mexico Finance Authority
RB Department of Transportation Series 2021 A	5.00%	06/15/28	405,000	426,691
RB Department of Transportation Series 2021 A	5.00%	06/15/29	265,000	284,929
RB Department of Transportation Series 2021 A	5.00%	06/15/30	460,000	503,018
Refunding RB Series 2024 A	5.00%	06/15/27	120,000	123,583
Refunding RB Department of Transportation Series 2018 A	5.00%	06/15/27	285,000	293,510
Refunding RB Department of Transportation Series 2018 A	5.00%	06/15/28	25,000	26,339
Refunding RB Department of Transportation Series 2018 A	5.00%	06/15/29 (a)	165,000	173,272
State of New Mexico
GO Bonds Series 2023	5.00%	03/01/32	30,000	33,539
GO Bonds Series 2025	5.00%	03/01/27 (b)	295,000	301,687
State of New Mexico Severance Tax Permanent Fund
RB Series 2021 A	5.00%	07/01/26	135,000	135,877
RB Series 2021 A	5.00%	07/01/28	130,000	136,772
RB Series 2021 A	5.00%	07/01/29	470,000	504,098
RB Series 2021 A	5.00%	07/01/30	100,000	109,052
RB Series 2021 A	5.00%	07/01/31	120,000	132,753
RB Series 2022 A	5.00%	07/01/30	650,000	708,837
RB Series 2022 A	5.00%	07/01/32	35,000	39,214
RB Series 2022 B	5.00%	07/01/26	200,000	201,300
RB Series 2022 B	5.00%	07/01/27	275,000	283,679
RB Series 2022 B	5.00%	07/01/28	35,000	36,823
RB Department of Transportation Series 2025 A	5.00%	07/01/35 (a)	405,000	434,213
				4,889,186
NEW YORK 25.4%
Battery Park City Authority
RB Series 2019 A	4.00%	11/01/44 (a)	100,000	98,299
RB Series 2019 A	5.00%	11/01/49 (a)	15,000	15,177
RB Series 2023 A	5.00%	11/01/48 (a)	325,000	337,770
RB Series 2023 A	5.00%	11/01/53 (a)	2,055,000	2,109,593
Refunding RB Series 2019 D-2	2.70%	11/01/38 (a)(c)(f)	880,000	880,000
Refunding RB Series 2023 B	5.00%	11/01/27	280,000	291,786
Refunding RB Series 2023 B	5.00%	11/01/29	230,000	250,511
Refunding RB Series 2025	5.00%	11/01/50 (a)	1,420,000	1,476,159
City of New York
GO Bonds Series 2008 J-10	5.00%	08/01/26	580,000	584,679
GO Bonds Series 2008 L-5	5.00%	04/01/33 (a)	140,000	152,352
GO Bonds Series 2008 L-5	5.00%	04/01/34 (a)	30,000	32,516
GO Bonds Series 2012 1	5.00%	04/01/30	140,000	151,316
GO Bonds Series 2012 1	5.00%	04/01/31	75,000	82,166
GO Bonds Series 2012 1	5.00%	04/01/35 (a)	15,000	16,194
GO Bonds Series 2012 G6	2.80%	04/01/42 (a)(c)(f)	9,475,000	9,475,000

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2015 F-1	3.50%	06/01/33 (a)	20,000	19,827
GO Bonds Series 2016 A-1	5.00%	08/01/33 (a)	150,000	150,992
GO Bonds Series 2016 A-1	4.00%	08/01/34 (a)	105,000	105,046
GO Bonds Series 2016 A-1	4.00%	08/01/35 (a)	175,000	174,985
GO Bonds Series 2016 A-1	5.00%	08/01/38 (a)	25,000	25,130
GO Bonds Series 2016 B-1	5.00%	12/01/29 (a)	40,000	40,580
GO Bonds Series 2016 B-1	5.00%	12/01/38 (a)	25,000	25,257
GO Bonds Series 2016 B-1	5.00%	12/01/41 (a)	355,000	358,035
GO Bonds Series 2016 B-1	4.00%	12/01/43 (a)	100,000	92,244
GO Bonds Series 2017 1	5.00%	08/01/28 (a)	105,000	108,193
GO Bonds Series 2017 B1	5.25%	10/01/31 (a)	250,000	258,582
GO Bonds Series 2017 B-1	5.25%	10/01/33 (a)	150,000	154,747
GO Bonds Series 2017 B-1	3.00%	10/01/34 (a)	100,000	95,039
GO Bonds Series 2017 B-1	5.00%	10/01/37 (a)	220,000	224,604
GO Bonds Series 2017 B-1	5.00%	10/01/38 (a)	75,000	76,438
GO Bonds Series 2018 D1	5.00%	12/01/37 (a)	320,000	333,349
GO Bonds Series 2018 D1	5.00%	12/01/40 (a)	1,450,000	1,499,245
GO Bonds Series 2018 D-1	5.00%	12/01/33 (a)	100,000	105,164
GO Bonds Series 2018 D-1	5.00%	12/01/39 (a)	150,000	155,481
GO Bonds Series 2018 E-1	5.25%	03/01/35 (a)	500,000	520,359
GO Bonds Series 2018 E-1	5.00%	03/01/40 (a)	50,000	51,307
GO Bonds Series 2018 E-1	3.63%	03/01/45 (a)	70,000	60,948
GO Bonds Series 2018 F-1	5.00%	04/01/34 (a)	25,000	25,980
GO Bonds Series 2018 F-1	5.00%	04/01/35 (a)	200,000	207,521
GO Bonds Series 2018 F-1	5.00%	04/01/36 (a)	530,000	548,783
GO Bonds Series 2018 F-1	5.00%	04/01/37 (a)	175,000	180,790
GO Bonds Series 2018 F-1	5.00%	04/01/39 (a)	25,000	25,724
GO Bonds Series 2018 F-1	5.00%	04/01/40 (a)	165,000	169,492
GO Bonds Series 2018 F-1	5.00%	04/01/43 (a)	1,035,000	1,056,952
GO Bonds Series 2018 F-1	3.50%	04/01/46 (a)	55,000	46,151
GO Bonds Series 2019 A-1	5.00%	08/01/35 (a)	100,000	105,741
GO Bonds Series 2019 A-1	4.00%	08/01/37 (a)	1,150,000	1,150,718
GO Bonds Series 2019 A-1	4.00%	08/01/38 (a)	75,000	74,419
GO Bonds Series 2019 A-1	4.00%	08/01/40 (a)	1,350,000	1,300,221
GO Bonds Series 2019 A-1	4.00%	08/01/44 (a)	300,000	278,838
GO Bonds Series 2019 A-1	3.00%	08/01/45 (a)	50,000	38,798
GO Bonds Series 2019 B-1	5.00%	10/01/33 (a)	55,000	58,588
GO Bonds Series 2019 B-1	5.00%	10/01/34 (a)	225,000	239,062
GO Bonds Series 2019 B-1	4.00%	10/01/37 (a)	50,000	50,010
GO Bonds Series 2019 B-1	5.00%	10/01/43 (a)	105,000	109,017
GO Bonds Series 2019 B-1	3.00%	10/01/44 (a)	280,000	222,312
GO Bonds Series 2020 C	5.00%	08/01/27	190,000	195,980
GO Bonds Series 2020 C	5.00%	08/01/31 (a)	165,000	178,916
GO Bonds Series 2020 C	5.00%	08/01/33 (a)	275,000	296,340
GO Bonds Series 2020 C	5.00%	08/01/34 (a)	105,000	112,663
GO Bonds Series 2020 C	4.00%	08/01/37 (a)	300,000	302,025
GO Bonds Series 2020 C	4.00%	08/01/40 (a)	175,000	171,503
GO Bonds Series 2020 C	4.00%	08/01/41 (a)	10,000	9,761
GO Bonds Series 2020 C	5.00%	08/01/42 (a)	75,000	77,845
GO Bonds Series 2020 D-1	4.00%	03/01/36 (a)	30,000	30,365
GO Bonds Series 2020 D-1	5.00%	03/01/37 (a)	50,000	52,743

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2020 D-1	5.00%	03/01/40 (a)	30,000	31,252
GO Bonds Series 2020 D-1	3.00%	03/01/45 (a)	275,000	214,044
GO Bonds Series 2020 D-1	4.00%	03/01/50 (a)	515,000	456,285
GO Bonds Series 2021 1	5.00%	08/01/28	100,000	105,202
GO Bonds Series 2021 1	5.00%	08/01/31	60,000	66,017
GO Bonds Series 2021 A-1	4.00%	08/01/34 (a)	30,000	30,822
GO Bonds Series 2021 A-1	4.00%	08/01/39 (a)	500,000	498,173
GO Bonds Series 2021 A-1	4.00%	08/01/41 (a)	50,000	48,807
GO Bonds Series 2021 A-1	5.00%	08/01/47 (a)	2,945,000	3,031,196
GO Bonds Series 2021 A-1	3.00%	08/01/50 (a)	500,000	357,082
GO Bonds Series 2021 A-1	4.00%	08/01/50 (a)	200,000	177,037
GO Bonds Series 2021 F1	4.00%	03/01/38 (a)	685,000	687,015
GO Bonds Series 2021 F1	4.00%	03/01/40 (a)	2,520,000	2,479,845
GO Bonds Series 2021 F-1	5.00%	03/01/27	15,000	15,328
GO Bonds Series 2021 F-1	3.00%	03/01/35 (a)	2,100,000	1,993,616
GO Bonds Series 2021 F-1	5.00%	03/01/36 (a)	135,000	144,936
GO Bonds Series 2021 F-1	3.00%	03/01/41 (a)	150,000	123,792
GO Bonds Series 2021 F-1	5.00%	03/01/42 (a)	35,000	36,713
GO Bonds Series 2021 F-1	5.00%	03/01/43 (a)	1,570,000	1,644,281
GO Bonds Series 2021 F-1	4.00%	03/01/47 (a)	175,000	157,861
GO Bonds Series 2021 F-1	3.00%	03/01/51 (a)	200,000	141,977
GO Bonds Series 2021-1	4.00%	08/01/38 (a)	15,000	14,970
GO Bonds Series 2022 A-1	5.00%	09/01/26	315,000	318,286
GO Bonds Series 2022 A-1	5.00%	09/01/27	2,000,000	2,068,763
GO Bonds Series 2022 A-1	5.00%	09/01/28	20,000	21,075
GO Bonds Series 2022 A-1	5.00%	09/01/38 (a)	125,000	134,295
GO Bonds Series 2022 A-1	5.00%	09/01/39 (a)	20,000	21,376
GO Bonds Series 2022 A-1	5.25%	09/01/40 (a)	1,000,000	1,079,873
GO Bonds Series 2022 A-1	5.00%	09/01/41 (a)	450,000	476,997
GO Bonds Series 2022 A-1	5.25%	09/01/41 (a)	2,095,000	2,255,052
GO Bonds Series 2022 A-1	5.00%	09/01/42 (a)	150,000	158,360
GO Bonds Series 2022 A-1	4.00%	09/01/46 (a)	35,000	32,474
GO Bonds Series 2022 B-1	5.00%	10/01/28	20,000	21,109
GO Bonds Series 2022 B-1	5.00%	10/01/30	75,000	81,634
GO Bonds Series 2022 B-1	5.00%	10/01/32	50,000	55,665
GO Bonds Series 2022 B-1	5.00%	10/01/36 (a)	100,000	108,807
GO Bonds Series 2022 B-1	5.25%	10/01/40 (a)	45,000	48,618
GO Bonds Series 2022 B-1	5.25%	10/01/42 (a)	50,000	53,648
GO Bonds Series 2022 B-1	5.25%	10/01/43 (a)	170,000	181,541
GO Bonds Series 2022 B-1	5.25%	10/01/47 (a)	10,000	10,414
GO Bonds Series 2022 D-1	5.00%	05/01/32	135,000	149,715
GO Bonds Series 2022 D-1	5.25%	05/01/39 (a)	340,000	368,165
GO Bonds Series 2023 A	5.00%	08/01/36 (a)	125,000	136,801
GO Bonds Series 2023 A	5.00%	08/01/37 (a)	775,000	842,868
GO Bonds Series 2023 A	5.00%	08/01/41 (a)	130,000	138,760
GO Bonds Series 2023 A	5.00%	08/01/42 (a)	40,000	42,451
GO Bonds Series 2023 A	5.00%	08/01/48 (a)	250,000	255,837
GO Bonds Series 2023 A	5.00%	08/01/51 (a)	100,000	101,646
GO Bonds Series 2023 A	4.13%	08/01/53 (a)	250,000	222,385
GO Bonds Series 2023 E1	5.00%	04/01/38 (a)	1,000,000	1,080,118
GO Bonds Series 2023 E1	5.00%	04/01/41 (a)	55,000	58,563

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023 E1	4.00%	04/01/42 (a)	2,100,000	2,021,593
GO Bonds Series 2023 E1	4.00%	04/01/45 (a)	300,000	282,227
GO Bonds Series 2023 E-1	5.00%	04/01/35 (a)	120,000	132,088
GO Bonds Series 2023 E-1	5.25%	04/01/44 (a)	200,000	212,878
GO Bonds Series 2023 E-1	5.25%	04/01/47 (a)	175,000	182,514
GO Bonds Series 2024 C	5.00%	03/01/32	115,000	127,309
GO Bonds Series 2024 C	5.00%	03/01/37 (a)	10,000	10,965
GO Bonds Series 2024 C	5.00%	03/01/39 (a)	1,670,000	1,808,050
GO Bonds Series 2024 C	4.00%	03/01/41 (a)	25,000	24,416
GO Bonds Series 2024 C	5.00%	03/01/42 (a)	35,000	37,291
GO Bonds Series 2024 C	5.25%	03/01/49 (a)	200,000	208,372
GO Bonds Series 2024 C	5.25%	03/01/53 (a)	2,500,000	2,584,546
GO Bonds Series 2024 C-1	5.00%	09/01/27	1,750,000	1,810,167
GO Bonds Series 2024 C-1	5.00%	09/01/31	3,680,000	4,053,353
GO Bonds Series 2024 C-1	5.00%	09/01/40 (a)	200,000	215,747
GO Bonds Series 2024 C-1	5.00%	09/01/41 (a)	250,000	268,959
GO Bonds Series 2024 C-1	5.00%	09/01/42 (a)	665,000	710,842
GO Bonds Series 2024 C-1	5.00%	09/01/44 (a)	35,000	36,892
GO Bonds Series 2024 C-1	5.25%	09/01/46 (a)	250,000	264,875
GO Bonds Series 2024 C-1	5.00%	09/01/47 (a)	395,000	406,814
GO Bonds Series 2024 C-1	5.00%	09/01/48 (a)	250,000	256,553
GO Bonds Series 2024 C-1	5.25%	09/01/50 (a)	425,000	442,661
GO Bonds Series 2024 C-1	4.00%	09/01/52 (a)	325,000	285,072
GO Bonds Series 2024 D	5.00%	04/01/33 (a)	275,000	307,608
GO Bonds Series 2024 D	5.00%	04/01/37 (a)	580,000	636,127
GO Bonds Series 2024 D	5.00%	04/01/38 (a)	1,425,000	1,553,220
GO Bonds Series 2024 D	5.00%	04/01/39 (a)	500,000	541,460
GO Bonds Series 2024 D	5.00%	04/01/40 (a)	35,000	37,728
GO Bonds Series 2024 D	4.00%	04/01/41 (a)	320,000	312,498
GO Bonds Series 2024 D	4.00%	04/01/42 (a)	1,000,000	955,692
GO Bonds Series 2024 D	5.00%	04/01/43 (a)	125,000	132,157
GO Bonds Series 2024 D	5.25%	04/01/47 (a)	315,000	330,134
GO Bonds Series 2024 D	5.50%	04/01/49 (a)	2,500,000	2,645,373
GO Bonds Series 2024 D	5.25%	04/01/54 (a)	230,000	237,630
GO Bonds Series 2025 D	5.00%	10/01/41 (a)	1,500,000	1,625,928
GO Bonds Series 2025 D	5.00%	10/01/45 (a)	1,000,000	1,049,678
GO Bonds Series 2025 D	5.00%	10/01/55 (a)	5,250,000	5,325,889
GO Bonds Series 2025 D	5.25%	10/01/55 (a)	1,000,000	1,037,203
GO Bonds Series 2025 E	5.00%	08/01/54 (a)	725,000	735,461
GO Bonds Series 2025 G-1	5.00%	02/01/33	700,000	781,926
GO Bonds Series 2025 G-1	5.00%	02/01/34 (a)	7,500,000	8,435,266
GO Bonds Series 2025 G-1	5.00%	02/01/35	1,000,000	1,130,328
GO Bonds Series 2025 G-1	5.00%	02/01/39 (a)	500,000	547,815
GO Bonds Series 2025 G-1	5.00%	02/01/42 (a)	2,000,000	2,150,243
GO Bonds Series 2025 G-1	5.25%	02/01/53 (a)	500,000	519,319
GO Bonds Series 2026 G	5.25%	02/01/46 (a)(e)	500,000	535,064
Refunding GO Bonds Series 2016 C	5.00%	08/01/26 (a)	45,000	45,121
Refunding GO Bonds Series 2016 C	5.00%	08/01/31 (a)	150,000	150,402
Refunding GO Bonds Series 2016 C	3.00%	08/01/34 (a)	210,000	199,131
Refunding GO Bonds Series 2016 E	5.00%	08/01/28 (a)	150,000	151,112
Refunding GO Bonds Series 2017 A	5.00%	08/01/26	550,000	554,437

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2017 A	5.00%	08/01/27	345,000	355,858
Refunding GO Bonds Series 2017 C	5.00%	08/01/27 (a)	20,000	20,377
Refunding GO Bonds Series 2017 C	5.00%	08/01/27	115,000	118,619
Refunding GO Bonds Series 2017 C	5.00%	08/01/28 (a)	75,000	76,428
Refunding GO Bonds Series 2017 C	5.00%	08/01/29 (a)	170,000	177,025
Refunding GO Bonds Series 2018 A	5.00%	08/01/26	605,000	609,880
Refunding GO Bonds Series 2019 E	5.00%	08/01/27	485,000	500,264
Refunding GO Bonds Series 2019 E	5.00%	08/01/29 (a)	70,000	74,286
Refunding GO Bonds Series 2019 E	5.00%	08/01/31 (a)	75,000	79,340
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/26	2,000,000	2,016,133
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/28	160,000	168,323
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/29	465,000	498,244
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/30	165,000	179,178
Refunding GO Bonds Series 2020 A-1	5.00%	08/01/31 (a)	100,000	108,434
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/28	130,000	136,762
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/30	265,000	287,771
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/32 (a)	150,000	162,236
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/33 (a)	185,000	199,356
Refunding GO Bonds Series 2020 C-1	5.00%	08/01/34 (a)	75,000	80,473
Refunding GO Bonds Series 2022 B-1	5.00%	08/01/29	7,360,000	7,886,181
Refunding GO Bonds Series 2022 B-1	5.00%	08/01/30	1,000,000	1,085,929
Refunding GO Bonds Series 2022 B-1	5.00%	08/01/31	200,000	220,055
Refunding GO Bonds Series 2023 C	5.00%	08/01/26	35,000	35,282
Refunding GO Bonds Series 2023 C	5.00%	08/01/27	2,210,000	2,281,617
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/27	110,000	113,565
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/28	75,000	78,901
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/30	100,000	108,593
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/36 (a)	50,000	54,720
Refunding GO Bonds Series 2023 F-1	5.00%	08/01/37 (a)	785,000	853,744
Refunding GO Bonds Series 2024 A	5.00%	08/01/27	710,000	733,008
Refunding GO Bonds Series 2024 A	5.00%	08/01/32	1,715,000	1,906,373
Refunding GO Bonds Series 2024 A	5.00%	08/01/33	115,000	128,968
Refunding GO Bonds Series 2024 A	5.00%	08/01/34	5,275,000	5,951,052
Refunding GO Bonds Series 2024 A	5.00%	08/01/35 (a)	150,000	167,180
Refunding GO Bonds Series 2024 A	5.00%	08/01/36 (a)	530,000	585,920
Refunding GO Bonds Series 2025 F	5.00%	08/01/27	500,000	516,203
Refunding GO Bonds Series 2025 F	5.00%	08/01/33	1,000,000	1,121,464
County of Nassau
GO Bonds Series 2019 B	5.00%	04/01/49 (a)(c)	455,000	467,899
GO Bonds Series 2023 A	4.00%	04/01/53 (a)	100,000	89,747
GO Bonds Series 2024 A	4.00%	04/01/54 (a)	500,000	443,904
Refunding GO Bonds Series 2017 C	5.00%	10/01/26	95,000	96,252
Refunding GO Bonds Series 2017 C	5.00%	10/01/27	170,000	176,589
Dutchess County Local Development Corp.
Refunding RB Vassar College Series 2017	4.00%	07/01/46 (a)	120,000	110,604
Empire State Development Corp.
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/34 (a)	140,000	146,820
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/35 (a)	200,000	209,164
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/36 (a)	125,000	130,340
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/38 (a)	25,000	25,942
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/40 (a)	60,000	62,036

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB State of New York Personal Income Tax Revenue Series 2019 A	5.00%	03/15/42 (a)	50,000	51,604
RB State of New York Personal Income Tax Revenue Series 2019 A	4.00%	03/15/46 (a)	250,000	232,254
RB State of New York Personal Income Tax Revenue Series 2020 A	5.00%	03/15/30	25,000	27,286
RB State of New York Personal Income Tax Revenue Series 2020 A	4.00%	03/15/39 (a)	245,000	243,170
RB State of New York Personal Income Tax Revenue Series 2020 A	5.00%	03/15/41 (a)	350,000	369,276
RB State of New York Personal Income Tax Revenue Series 2020 A	4.00%	03/15/45 (a)	1,100,000	1,027,021
RB State of New York Personal Income Tax Revenue Series 2020 A	4.00%	03/15/49 (a)	1,075,000	974,341
RB State of New York Personal Income Tax Revenue Series 2020 A	3.00%	03/15/50 (a)	105,000	76,109
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/37 (a)	200,000	221,022
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/41 (a)	210,000	227,657
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/42 (a)	75,000	80,881
RB State of New York Sales Tax Revenue Series 2023 A	5.00%	03/15/50 (a)	2,540,000	2,612,276
Refunding RB Series 2022 A	5.00%	09/15/27 (b)	90,000	93,152
Refunding RB State of New York Personal Income Tax Revenue Series 2017 A	5.00%	03/15/27 (b)	645,000	659,993
Refunding RB State of New York Personal Income Tax Revenue Series 2017 A	5.00%	03/15/34 (a)	200,000	203,588
Refunding RB State of New York Personal Income Tax Revenue Series 2017 A	5.00%	03/15/35 (a)(c)	770,000	783,159
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-2	5.00%	03/15/31 (a)	55,000	56,683
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-2	5.00%	03/15/32 (a)	350,000	360,427
Refunding RB State of New York Personal Income Tax Revenue Series 2017 C-3	5.00%	03/15/39 (a)	200,000	204,089
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/29 (b)	1,035,000	1,105,458
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/30	750,000	818,576
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/32 (a)	520,000	567,537
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/36 (a)	5,335,000	5,717,835
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/39 (a)	250,000	248,133
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/41 (a)	30,000	29,178
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/42 (a)	335,000	324,108
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/43 (a)	330,000	346,669
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/44 (a)	810,000	848,642
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/45 (a)	150,000	140,048
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	5.00%	03/15/47 (a)	5,000,000	5,154,161
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	3.00%	03/15/48 (a)	1,050,000	776,303
Refunding RB State of New York Personal Income Tax Revenue Series 2020 C	4.00%	03/15/49 (a)	150,000	135,955
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	5.00%	03/15/30	230,000	251,030
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	5.00%	03/15/31 (a)	100,000	108,465
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/35 (a)	355,000	363,922
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/36 (a)	400,000	407,092
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	3.00%	03/15/40 (a)	1,500,000	1,296,233
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/41 (a)	2,840,000	2,762,142
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/43 (a)	80,000	76,557
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/44 (a)	1,500,000	1,416,963
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/45 (a)	845,000	788,939
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	4.00%	03/15/46 (a)	250,000	231,155
Refunding RB State of New York Personal Income Tax Revenue Series 2020 E	3.00%	03/15/47 (a)	500,000	375,612
Refunding RB State of New York Personal Income Tax Revenue Series 2022 A	5.00%	09/15/28 (b)	4,000,000	4,230,048
Refunding RB State of New York Personal Income Tax Revenue Series 2022 A	5.25%	03/15/37 (a)	90,000	99,344
Refunding RB State of New York Personal Income Tax Revenue Series 2022 A	5.25%	03/15/39 (a)	55,000	60,200
Refunding RB State of New York Personal Income Tax Revenue Series 2022 A	5.00%	03/15/48 (a)	250,000	257,537
Refunding RB State of New York Personal Income Tax Revenue Series 2023 A	4.00%	03/15/50 (a)	3,000,000	2,685,960
Refunding RB State of New York Personal Income Tax Revenue Series 2023 B	5.00%	03/15/32	200,000	224,871
Refunding RB State of New York Personal Income Tax Revenue Series 2023 D-A	5.00%	03/15/63 (a)	100,000	101,419
Refunding RB State of New York Sales Tax Revenue Series 2019 A	5.00%	03/15/35 (a)	100,000	106,118

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB State of New York Sales Tax Revenue Series 2019 A	5.00%	03/15/36 (a)	190,000	200,997
Refunding RB State of New York Sales Tax Revenue Series 2019 A	5.00%	03/15/40 (a)	1,000,000	1,046,256
Refunding RB State of New York Sales Tax Revenue Series 2019 A	5.00%	03/15/41 (a)	40,000	41,765
Refunding RB State of New York Sales Tax Revenue Series 2019 A	4.00%	03/15/42 (a)	200,000	194,399
Refunding RB State of New York Sales Tax Revenue Series 2019 A	4.00%	03/15/43 (a)	300,000	287,090
Refunding RB State of New York Sales Tax Revenue Series 2019 A	3.00%	03/15/49 (a)	1,725,000	1,265,960
Refunding RB State of New York Sales Tax Revenue Series 2021 A	5.00%	03/15/36 (a)	365,000	396,002
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/37 (a)	250,000	252,672
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/39 (a)	570,000	569,727
Refunding RB State of New York Sales Tax Revenue Series 2021 A	3.00%	03/15/40 (a)	610,000	527,863
Refunding RB State of New York Sales Tax Revenue Series 2021 A	3.00%	03/15/41 (a)	80,000	68,623
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/43 (a)	1,985,000	1,916,363
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/44 (a)	60,000	57,429
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/45 (a)	270,000	253,241
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/46 (a)	390,000	364,842
Refunding RB State of New York Sales Tax Revenue Series 2021 A	4.00%	03/15/47 (a)	270,000	248,914
Refunding RB State of New York Sales Tax Revenue Series 2021 A	3.00%	03/15/50 (a)	1,620,000	1,174,261
Refunding RB State of New York Sales Tax Revenue Series 2021 A	2.63%	03/15/51 (a)	1,210,000	778,708
Hudson Yards Infrastructure Corp.
Refunding RB Series 2017 A	5.00%	02/15/27	155,000	158,547
Refunding RB Series 2017 A	5.00%	02/15/29 (a)	55,000	56,158
Refunding RB Series 2017 A	5.00%	02/15/30 (a)	335,000	341,935
Refunding RB Series 2017 A	5.00%	02/15/31 (a)	115,000	117,290
Refunding RB Series 2017 A	5.00%	02/15/32 (a)	220,000	224,248
Refunding RB Series 2017 A	5.00%	02/15/34 (a)	60,000	61,059
Refunding RB Series 2017 A	5.00%	02/15/35 (a)	50,000	50,844
Refunding RB Series 2017 A	4.00%	02/15/36 (a)	290,000	290,991
Refunding RB Series 2017 A	5.00%	02/15/37 (a)	555,000	563,356
Refunding RB Series 2017 A	5.00%	02/15/39 (a)	500,000	506,936
Refunding RB Series 2017 A	5.00%	02/15/42 (a)	1,685,000	1,703,978
Refunding RB Series 2017 A	4.00%	02/15/44 (a)	1,500,000	1,407,156
Refunding RB Series 2017 A	4.00%	02/15/47 (a)(c)	800,000	730,445
Refunding RB Series 2021 A	4.00%	02/15/44 (a)	310,000	299,262
Long Island Power Authority
RB Series 2000	3.23%	06/01/28 (c)(d)	70,000	65,256
RB Series 2017	5.00%	09/01/42 (a)	25,000	25,537
RB Series 2018	5.00%	09/01/29 (a)	270,000	285,012
RB Series 2018	5.00%	09/01/33 (a)	230,000	241,078
RB Series 2018	5.00%	09/01/34 (a)	300,000	314,092
RB Series 2018	5.00%	09/01/35 (a)	385,000	402,189
RB Series 2018	5.00%	09/01/38 (a)	120,000	124,564
RB Series 2018	5.00%	09/01/39 (a)	2,145,000	2,222,097
RB Series 2023 E	5.00%	09/01/48 (a)	500,000	517,904
RB Series 2023 E	5.00%	09/01/53 (a)	100,000	102,118
Refunding RB Series 2016 B	5.00%	09/01/30 (a)	40,000	40,392
Refunding RB Series 2016 B	5.00%	09/01/36 (a)	180,000	181,418
Refunding RB Series 2016 B	5.00%	09/01/41 (a)	1,150,000	1,156,813
Refunding RB Series 2021 A	4.00%	09/01/33 (a)	75,000	78,330
Refunding RB Series 2023 F	5.00%	09/01/33	500,000	570,317
Refunding RB Series 2024 A	5.00%	09/01/36 (a)	30,000	33,966
Refunding RB Series 2024 A	5.00%	09/01/41 (a)	750,000	823,263

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 A	5.00%	09/01/43 (a)	900,000	980,745
Refunding RB Series 2024 A	5.00%	09/01/44 (a)	25,000	26,866
Refunding RB Series 2024 A	5.00%	09/01/49 (a)	250,000	259,181
Refunding RB Series 2024 A	5.00%	09/01/54 (a)	100,000	102,259
Refunding RB Series 2024 A	5.25%	09/01/54 (a)	500,000	519,557
Refunding RB Series 2025 A	5.25%	09/01/50 (a)	500,000	527,673
Metropolitan Transportation Authority
RB Series 2006 B	5.25%	11/15/26 (c)	1,750,000	1,780,515
RB Series 2012 H	3.63%	11/15/37 (a)(b)	75,000	75,095
RB Series 2013 B	4.00%	11/15/43 (a)	210,000	192,240
RB Series 2013 C	4.00%	11/15/43 (a)	35,000	32,096
RB Series 2015 B	4.00%	11/15/45 (a)	120,000	106,648
RB Series 2016 A1	5.00%	11/15/46 (a)(b)	250,000	250,737
RB Series 2016 A-1	5.25%	11/15/56 (a)(b)	715,000	717,324
RB Series 2016 C-1	5.00%	11/15/56 (a)	285,000	280,971
RB Series 2017 A1	5.25%	11/15/57 (a)	250,000	250,385
RB Series 2019 A-2	5.00%	11/15/44 (a)(c)	470,000	479,696
RB Series 2019 B	4.00%	11/15/50 (a)	250,000	212,558
RB Series 2019 C	5.00%	11/15/38 (a)	55,000	57,295
RB Series 2019 C	5.00%	11/15/40 (a)	175,000	179,113
RB Series 2019 C	4.00%	11/15/45 (a)(c)	250,000	227,313
RB Series 2019 C	4.00%	11/15/49 (a)(c)	265,000	228,688
RB Series 2020 A-1	4.00%	11/15/43 (a)(c)	1,500,000	1,387,736
RB Series 2020 A-1	5.00%	11/15/47 (a)	2,630,000	2,664,284
RB Series 2020 A-1	4.00%	11/15/52 (a)	100,000	84,566
RB Series 2020 A-1	4.00%	11/15/54 (a)(c)	25,000	21,200
RB Series 2020 B	2.75%	11/15/46 (a)(c)(f)	250,000	250,000
RB Series 2020 C-1	5.00%	11/15/50 (a)	1,350,000	1,359,053
RB Series 2020 C-1	5.25%	11/15/55 (a)	1,400,000	1,418,599
RB Series 2020 D-1	5.00%	11/15/44 (a)	100,000	102,903
RB Series 2020 D-3	4.00%	11/15/49 (a)	880,000	764,977
RB Series 2020 D-3	4.00%	11/15/50 (a)	1,750,000	1,506,135
RB Series 2020C-1	4.75%	11/15/45 (a)	1,430,000	1,433,330
RB Series 2021 A-1	4.00%	11/15/46 (a)	270,000	242,260
RB Series 2021 A-2	4.00%	11/15/41 (a)	2,000,000	1,913,421
Refunding RB Series 2002 D-2002D-2A-1	2.65%	11/01/32 (a)(c)(f)	590,000	590,000
Refunding RB Series 2016 B	4.00%	11/15/36 (a)	1,945,000	1,945,311
Refunding RB Series 2016 B	5.00%	11/15/37 (a)	100,000	100,686
Refunding RB Series 2016 C-2A	4.00%	11/15/38 (a)	100,000	96,164
Refunding RB Series 2016 D	5.00%	11/15/29 (a)	55,000	55,664
Refunding RB Series 2016 D	5.00%	11/15/31 (a)	205,000	207,233
Refunding RB Series 2017 A2	5.00%	11/15/27 (a)	50,000	51,279
Refunding RB Series 2017 B	5.00%	11/15/27	205,000	212,966
Refunding RB Series 2017 C1	5.00%	11/15/27	1,225,000	1,272,600
Refunding RB Series 2017 C1	5.00%	11/15/31 (a)	70,000	72,838
Refunding RB Series 2017 C-1	5.00%	11/15/26	710,000	720,804
Refunding RB Series 2017 C-1	5.00%	11/15/28 (a)	145,000	151,622
Refunding RB Series 2017 C-1	5.00%	11/15/29 (a)	1,015,000	1,060,648
Refunding RB Series 2017 C-1	5.00%	11/15/30 (a)	420,000	437,747
Refunding RB Series 2017 C-1	5.00%	11/15/34 (a)	200,000	206,953
Refunding RB Series 2017 C-1	4.00%	11/15/35 (a)	250,000	251,708

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017 C-1	3.25%	11/15/36 (a)	65,000	57,046
Refunding RB Series 2017 C-1	4.00%	11/15/37 (a)	495,000	491,993
Refunding RB Series 2017 C-1	4.00%	11/15/38 (a)	250,000	244,991
Refunding RB Series 2017 C-2	2.89%	11/15/27 (d)	400,000	381,759
Refunding RB Series 2017 C-2	3.91%	11/15/29 (d)	155,000	138,652
Refunding RB Series 2017 C-2	3.29%	11/15/33 (d)	300,000	229,097
Refunding RB Series 2017 C-2	3.98%	11/15/39 (d)	45,000	25,145
Refunding RB Series 2017 C-2	4.70%	11/15/40 (d)	405,000	213,374
Refunding RB Series 2017 D	5.00%	11/15/30 (a)	60,000	62,535
Refunding RB Series 2017 D	5.00%	11/15/32 (a)	250,000	259,641
Refunding RB Series 2017 D	5.00%	11/15/35 (a)	45,000	46,460
Refunding RB Series 2017 D	4.00%	11/15/42 (a)	1,515,000	1,428,317
Refunding RB Series 2017 D	4.00%	11/15/46 (a)	135,000	120,566
Refunding RB Series 2018 B	5.00%	11/15/26	250,000	253,804
Refunding RB Series 2018 B	5.00%	11/15/27	20,000	20,777
Refunding RB Series 2018 B	5.00%	11/15/28	1,500,000	1,591,902
Refunding RB Series 2020 E	5.00%	11/15/30	100,000	109,745
Refunding RB Series 2020 E	4.00%	11/15/45 (a)	70,000	63,777
Refunding RB Series 2024 A	5.00%	11/15/33	90,000	102,056
Refunding RB Series 2024 A	5.00%	11/15/34 (a)	70,000	79,436
Refunding RB Series 2024 A	5.00%	11/15/36 (a)	100,000	110,389
Refunding RB Series 2024 A	5.00%	11/15/37 (a)	240,000	262,486
Refunding RB Series 2024 A	5.00%	11/15/44 (a)	350,000	365,421
Refunding RB Series 2024 A	5.50%	11/15/47 (a)	250,000	265,137
Refunding RB Series 2024 A	4.00%	11/15/48 (a)(c)	500,000	449,610
Refunding RB Series 2024 B	5.00%	11/15/30	400,000	438,981
Refunding RB Series 2024 B	5.00%	11/15/36 (a)	4,380,000	4,859,086
Refunding RB Series 2024 B	5.00%	11/15/39 (a)	100,000	107,920
Refunding RB Series 2025 A	5.00%	11/15/32	300,000	337,192
Refunding RB Series 2025 A	5.00%	11/15/34	1,430,000	1,633,123
Refunding RB Series 2025 A	4.63%	11/15/50 (a)	1,250,000	1,198,115
Refunding RB Series 2025 A	5.25%	11/15/55 (a)	600,000	614,437
Refunding RB Series 2025 B	5.00%	11/15/26	1,000,000	1,015,218
Refunding RB Series 2025 B	5.00%	11/15/29	1,000,000	1,082,035
Metropolitan Transportation Authority Dedicated Tax Fund
RB Series 2016 B-1	5.00%	11/15/36 (a)	200,000	201,961
RB Series 2016 B-1	5.00%	11/15/51 (a)	2,100,000	2,107,024
RB Series 2017 A	5.00%	11/15/35 (a)	365,000	372,372
RB Series 2017 B-1	4.00%	11/15/52 (a)	150,000	129,230
RB Series 2017 B-2	3.13%	11/15/33 (a)	150,000	143,769
RB Series 2017 B-2	5.25%	11/15/33 (a)	105,000	108,779
RB Series 2022 A	4.00%	11/15/51 (a)	250,000	220,592
Refunding RB Series 2012 A	4.27%	11/15/30 (d)	150,000	130,533
Refunding RB Series 2016 A	5.25%	11/15/27 (a)	200,000	203,172
Refunding RB Series 2016 A	5.25%	11/15/29 (a)	710,000	720,805
Refunding RB Series 2016 A	5.25%	11/15/31 (a)	425,000	431,068
Refunding RB Series 2024 B-1	5.00%	11/15/42 (a)	1,465,000	1,585,794
Refunding RB Series 2024 B-1	5.00%	11/15/43 (a)	250,000	268,984
Refunding RB Series 2024 B-1	5.00%	11/15/51 (a)	90,000	92,336
Refunding RB Series 2024 B-1	5.00%	11/15/52 (a)	400,000	409,570
Refunding RB Series 2024 B-1	4.00%	11/15/54 (a)	800,000	694,820

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 B-2	5.00%	11/15/46 (a)	175,000	184,177
Refunding RB Series 2024 B-2	5.00%	11/15/48 (a)	1,500,000	1,558,467
Refunding RB State of Illinois McCormick Place Expansion Project Fund Series 2008 A-1	2.70%	11/01/31 (a)(c)(f)	610,000	610,000
Special Tax Series 2024 A	4.00%	11/15/51 (a)	100,000	88,553
Special Tax Series 2024 A	5.25%	11/15/54 (a)	120,000	125,001
Special Tax State of Illinois McCormick Place Expansion Project Fund Series 2024 A	5.00%	11/15/49 (a)	400,000	413,789
Monroe County Industrial Development Corp.
RB University of Rochester Series 2020 A	4.00%	07/01/50 (a)	1,000,000	892,545
RB University of Rochester Series 2023 A	5.00%	07/01/53 (a)	1,100,000	1,126,388
Refunding RB University of Rochester Series 2017 C	4.00%	07/01/43 (a)	90,000	86,266
MTA Hudson Rail Yards Trust Obligations
RB Series 2016 A	5.00%	11/15/56 (a)	6,000,000	5,915,188
Nassau County Interim Finance Authority
RB Sales Tax Revenue Series 2024 A	5.00%	11/15/29	830,000	904,994
Refunding RB Series 2021 A	5.00%	11/15/31 (a)	470,000	526,519
Refunding RB Series 2021 A	5.00%	11/15/32 (a)	215,000	239,739
Refunding RB Series 2021 A	4.00%	11/15/34 (a)	1,000,000	1,047,727
Refunding RB Series 2021 A	5.00%	11/15/35 (a)	35,000	38,497
New York City Municipal Water Finance Authority
RB New York City Water & Sewer System Series 2021 CC-1	5.00%	06/15/51 (a)	1,000,000	1,020,273
RB Water & Sewer System Series 2012 BB	4.00%	06/15/47 (a)	125,000	113,699
RB Water & Sewer System Series 2013 CC	3.75%	06/15/47 (a)	330,000	285,799
RB Water & Sewer System Series 2014 AA	4.00%	06/15/44 (a)	505,000	485,241
RB Water & Sewer System Series 2014 BB-1	2.90%	06/15/49 (a)(c)(f)	15,000	15,000
RB Water & Sewer System Series 2014 CC	4.00%	06/15/45 (a)	135,000	127,888
RB Water & Sewer System Series 2016 AA	3.00%	06/15/46 (a)	545,000	416,221
RB Water & Sewer System Series 2016 AA	4.00%	06/15/46 (a)	50,000	46,318
RB Water & Sewer System Series 2017	4.00%	06/15/37 (a)	40,000	40,058
RB Water & Sewer System Series 2017	4.00%	06/15/48 (a)	150,000	133,677
RB Water & Sewer System Series 2017 BB-1	3.38%	06/15/45 (a)	300,000	256,599
RB Water & Sewer System Series 2017 BB-2	5.00%	06/15/29 (a)(b)	30,000	30,874
RB Water & Sewer System Series 2017 DD	5.00%	06/15/47 (a)	115,000	115,600
RB Water & Sewer System Series 2018 DD-1	3.63%	06/15/48 (a)	1,045,000	878,796
RB Water & Sewer System Series 2019 BB-1	3.00%	06/15/49 (a)	220,000	165,737
RB Water & Sewer System Series 2019 BB-1	5.00%	06/15/49 (a)	235,000	240,164
RB Water & Sewer System Series 2019 CC-1	4.00%	06/15/49 (a)	35,000	31,507
RB Water & Sewer System Series 2019 DD-1 2nd	4.00%	06/15/37 (a)	1,000,000	1,003,542
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/28	55,000	58,067
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/29	100,000	107,809
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/30	845,000	926,141
RB Water & Sewer System Series 2020 AA-2	5.00%	06/15/32 (a)	100,000	109,546
RB Water & Sewer System Series 2020 AA-2	3.00%	06/15/40 (a)	150,000	128,692
RB Water & Sewer System Series 2020 AA-2	4.00%	06/15/42 (a)	310,000	303,758
RB Water & Sewer System Series 2020 BB-1	4.00%	06/15/50 (a)	200,000	178,778
RB Water & Sewer System Series 2020 DD-1	5.00%	06/15/30	865,000	948,061
RB Water & Sewer System Series 2020 DD-1	4.00%	06/15/50 (a)	500,000	446,946
RB Water & Sewer System Series 2020 GG-1	5.00%	06/15/48 (a)	1,195,000	1,222,325
RB Water & Sewer System Series 2020 GG-1	4.00%	06/15/50 (a)	100,000	89,389
RB Water & Sewer System Series 2020 GG-2	5.00%	06/15/29 (a)	95,000	98,949
RB Water & Sewer System Series 2021 AA-1	3.50%	06/15/48 (a)	115,000	96,472
RB Water & Sewer System Series 2021 AA-1	5.00%	06/15/48 (a)	300,000	307,477

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Water & Sewer System Series 2021 AA-1	4.00%	06/15/51 (a)	2,445,000	2,175,265
RB Water & Sewer System Series 2021 CC-2	5.00%	06/15/28 (a)	440,000	447,622
RB Water & Sewer System Series 2022 AA-1	5.25%	06/15/52 (a)	730,000	762,456
RB Water & Sewer System Series 2022 CC-1	4.00%	06/15/52 (a)	200,000	176,600
RB Water & Sewer System Series 2023 AA-1	5.25%	06/15/53 (a)	500,000	520,348
RB Water & Sewer System Series 2023 AA-2	5.00%	06/15/30 (a)	1,015,000	1,081,996
RB Water & Sewer System Series 2023 CC	2.85%	06/15/53 (a)(c)(f)	1,620,000	1,620,000
RB Water & Sewer System Series 2024 AA	5.00%	06/15/51 (a)	1,065,000	1,096,678
RB Water & Sewer System Series 2024 AA	5.25%	06/15/53 (a)	1,500,000	1,567,517
RB Water & Sewer System Series 2024 AA	4.00%	06/15/54 (a)	250,000	219,813
RB Water & Sewer System Series 2024 CC-1	5.25%	06/15/54 (a)	1,000,000	1,041,906
RB Water & Sewer System Series 2025 AA-1	5.00%	06/15/55 (a)	1,000,000	1,025,553
RB Water & Sewer System Series 2025 AA-1	5.25%	06/15/55 (a)	745,000	780,809
RB Water & Sewer System Series 2025 BB	5.00%	06/15/48 (a)	5,050,000	5,253,710
RB Water & Sewer System Series 2025 BB	4.25%	06/15/53 (a)	150,000	138,752
RB Water & Sewer System Series 2025 BB	5.25%	06/15/55 (a)	5,400,000	5,648,797
RB Water & Sewer System Series 2026 BB	5.00%	06/15/47 (a)	1,500,000	1,573,584
RB Water & Sewer System Series 2026 BB	5.00%	06/15/48 (a)	1,000,000	1,043,820
RB Water & Sewer System Series 2026 BB	4.50%	06/15/51 (a)	250,000	239,910
Refunding RB Water & Sewer System Series 2015	4.00%	06/15/46 (a)	550,000	509,502
Refunding RB Water & Sewer System Series 2015 FF	3.50%	06/15/37 (a)	75,000	75,072
Refunding RB Water & Sewer System Series 2016 A	4.50%	06/15/32 (a)	100,000	100,405
Refunding RB Water & Sewer System Series 2016 A	3.00%	06/15/36 (a)	1,750,000	1,751,694
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/33 (a)	100,000	100,487
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/37 (a)	35,000	35,016
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/38 (a)	25,000	24,626
Refunding RB Water & Sewer System Series 2016 CC-1	5.00%	06/15/38 (a)	500,000	506,303
Refunding RB Water & Sewer System Series 2016 CC-1	4.00%	06/15/46 (a)	200,000	187,634
Refunding RB Water & Sewer System Series 2017 AA	3.00%	06/15/37 (a)	250,000	231,354
Refunding RB Water & Sewer System Series 2017 AA	5.00%	06/15/37 (a)	250,000	255,809
Refunding RB Water & Sewer System Series 2017 EE	5.00%	06/15/33 (a)	105,000	107,739
Refunding RB Water & Sewer System Series 2017 EE	5.00%	06/15/36 (a)	225,000	230,484
Refunding RB Water & Sewer System Series 2017 EE	5.00%	06/15/37 (a)	250,000	255,809
Refunding RB Water & Sewer System Series 2018 DD-2	5.00%	06/15/32 (a)	150,000	155,849
Refunding RB Water & Sewer System Series 2018 DD-2	3.50%	06/15/40 (a)	850,000	799,107
Refunding RB Water & Sewer System Series 2018 DD-2	5.00%	06/15/40 (a)	50,000	51,514
Refunding RB Water & Sewer System Series 2018 EE-2nd	5.00%	06/15/40 (a)	620,000	638,768
Refunding RB Water & Sewer System Series 2018 FF	5.00%	06/15/34 (a)	65,000	67,948
Refunding RB Water & Sewer System Series 2019 AA	5.00%	06/15/27	590,000	608,046
Refunding RB Water & Sewer System Series 2019 AA	5.00%	06/15/32 (a)	170,000	183,141
Refunding RB Water & Sewer System Series 2019 AA	4.00%	06/15/40 (a)	500,000	495,497
Refunding RB Water & Sewer System Series 2019 AA	5.00%	06/15/40 (a)	200,000	210,289
Refunding RB Water & Sewer System Series 2019 EE-2	5.00%	06/15/40 (a)	350,000	365,708
Refunding RB Water & Sewer System Series 2019 FF-2	5.00%	06/15/34 (a)	210,000	223,043
Refunding RB Water & Sewer System Series 2019 FF-2	4.00%	06/15/36 (a)	25,000	25,267
Refunding RB Water & Sewer System Series 2019 FF-2	5.00%	06/15/38 (a)	225,000	236,091
Refunding RB Water & Sewer System Series 2019 FF-2	4.00%	06/15/41 (a)	1,000,000	988,073
Refunding RB Water & Sewer System Series 2020 AA-1	4.00%	06/15/50 (a)	820,000	732,991
Refunding RB Water & Sewer System Series 2020 DD-3	4.00%	06/15/42 (a)	2,120,000	2,075,382
Refunding RB Water & Sewer System Series 2020 EE	5.00%	06/15/31	605,000	671,971
Refunding RB Water & Sewer System Series 2020 EE	5.00%	06/15/41 (a)	35,000	36,937

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Water & Sewer System Series 2020 FF	5.00%	06/15/27	100,000	103,059
Refunding RB Water & Sewer System Series 2020 FF	5.00%	06/15/28	175,000	184,759
Refunding RB Water & Sewer System Series 2020 FF	4.00%	06/15/41 (a)	1,490,000	1,468,912
Refunding RB Water & Sewer System Series 2020 FF	5.00%	06/15/41 (a)	580,000	612,092
Refunding RB Water & Sewer System Series 2021 BB-1	5.00%	06/15/44 (a)	325,000	341,478
Refunding RB Water & Sewer System Series 2021 BB-1	4.00%	06/15/45 (a)	500,000	473,969
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/26	410,000	412,164
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/29	100,000	107,809
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/31	135,000	149,944
Refunding RB Water & Sewer System Series 2021 DD	5.00%	06/15/33 (a)	25,000	27,464
Refunding RB Water & Sewer System Series 2022 AA-3	5.00%	06/15/47 (a)	240,000	250,068
Refunding RB Water & Sewer System Series 2022 EE	5.00%	06/15/28	125,000	131,971
Refunding RB Water & Sewer System Series 2022 EE	5.00%	06/15/39 (a)	6,250,000	6,727,639
Refunding RB Water & Sewer System Series 2022 EE	4.00%	06/15/45 (a)	515,000	488,188
Refunding RB Water & Sewer System Series 2022 EE	5.00%	06/15/45 (a)	2,300,000	2,353,477
Refunding RB Water & Sewer System Series 2022 EE	5.00%	06/15/45 (a)	1,125,000	1,181,990
Refunding RB Water & Sewer System Series 2023 AA-3	5.00%	06/15/34	30,000	34,190
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/34 (a)	120,000	135,195
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/35 (a)	1,200,000	1,375,616
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/35 (a)	170,000	190,364
Refunding RB Water & Sewer System Series 2023 DD	4.13%	06/15/46 (a)	5,015,000	4,805,739
Refunding RB Water & Sewer System Series 2023 DD	5.00%	06/15/46 (a)	30,000	31,303
Refunding RB Water & Sewer System Series 2023 DD	5.25%	06/15/46 (a)	1,000,000	1,063,254
Refunding RB Water & Sewer System Series 2023 DD	4.13%	06/15/47 (a)	500,000	471,729
Refunding RB Water & Sewer System Series 2023 DD	5.25%	06/15/47 (a)	165,000	173,957
Refunding RB Water & Sewer System Series 2024 AA-2	5.00%	06/15/48 (a)	325,000	337,314
Refunding RB Water & Sewer System Series 2024 AA-2	5.00%	06/15/49 (a)	570,000	590,232
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/34	95,000	108,269
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/35 (a)	185,000	212,074
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/35 (a)	220,000	247,974
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/36	130,000	149,451
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/36 (a)	105,000	117,462
Refunding RB Water & Sewer System Series 2024 BB	5.00%	06/15/39 (a)	95,000	103,854
Refunding RB Water & Sewer System Series 2024 CC-2	5.00%	06/15/34	1,800,000	2,051,412
Refunding RB Water & Sewer System Series 2024 CC-2	5.00%	06/15/46 (a)	100,000	104,850
Refunding RB Water & Sewer System Series 2025 AA-2	5.00%	06/15/35	4,500,000	5,158,560
Refunding RB Water & Sewer System Series 2025 AA-2	5.00%	06/15/50 (a)	2,500,000	2,591,838
Refunding RB Water & Sewer System Series 2025 CC	5.00%	06/15/29	2,000,000	2,156,171
Refunding RB Water & Sewer System Series 2025 CC	5.00%	06/15/31	250,000	277,674
Refunding RB Water & Sewer System Series 2025 CC	5.00%	06/15/39 (a)	250,000	275,881
Refunding RB Water & Sewer System Series 2025 DD	5.00%	06/15/28	860,000	907,960
Refunding RB Water & Sewer System Series 2026 DD	5.00%	06/15/39 (a)(e)	750,000	837,816
New York City Transitional Finance Authority Building Aid Revenue
RB Series 2012 S-1	4.00%	07/15/42 (a)(c)	130,000	126,573
RB Series 2015 S-2	4.00%	07/15/44 (a)	335,000	317,000
RB Series 2016 S-1	4.00%	07/15/40 (a)	420,000	414,715
RB Series 2018 S-1	5.00%	07/15/43 (a)(c)	300,000	308,161
RB Series 2018 S-1	5.00%	07/15/45 (a)(c)	1,500,000	1,535,207
RB Series 2018 S-1	3.50%	07/15/47 (a)(c)	375,000	310,717
RB Series 2018 S-3	5.25%	07/15/45 (a)(c)	1,070,000	1,101,860
RB Series 2018 S-3	3.63%	07/15/47 (a)(c)	325,000	276,357

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017 S-1	5.00%	07/15/27	255,000	263,126
Refunding RB Series 2017 S-1	5.00%	07/15/29 (a)	105,000	108,130
Refunding RB Series 2017 S-1	5.00%	07/15/30 (a)	1,000,000	1,029,004
Refunding RB Series 2017 S-1	5.00%	07/15/32 (a)	100,000	102,734
Refunding RB Series 2017 S-1	4.00%	07/15/36 (a)	150,000	150,584
Refunding RB Series 2018 S	5.00%	07/15/28 (c)	145,000	153,237
Refunding RB Series 2018 S	5.00%	07/15/29 (a)(c)	395,000	416,913
Refunding RB Series 2018 S	5.00%	07/15/34 (a)(c)	385,000	402,687
Refunding RB Series 2018 S2A	4.00%	07/15/36 (a)(c)	250,000	252,067
Refunding RB Series 2018 S-2A	5.00%	07/15/32 (a)(c)	200,000	210,038
Refunding RB Series 2018 S-2A	5.00%	07/15/34 (a)(c)	100,000	104,594
Refunding RB Series 2018 S-2A	5.00%	07/15/35 (a)(c)	175,000	182,662
Refunding RB Series 2018 S-2A	4.00%	07/15/37 (a)(c)	250,000	251,362
Refunding RB Series 2018 S-2A	4.00%	07/15/38 (a)(c)	1,850,000	1,855,801
Refunding RB Series 2018 S-3	5.00%	07/15/28 (c)	20,000	21,136
Refunding RB Series 2018 S-3	5.00%	07/15/34 (a)(c)	100,000	104,594
Refunding RB Series 2018 S3A	5.00%	07/15/26 (c)	1,035,000	1,042,503
Refunding RB Series 2018 S3A	5.00%	07/15/31 (a)(c)	1,390,000	1,462,106
Refunding RB Series 2018 S3A	5.00%	07/15/36 (a)	750,000	779,996
Refunding RB Series 2018 S-3A	5.00%	07/15/27 (c)	55,000	56,753
Refunding RB Series 2018 S-3A	5.00%	07/15/32 (a)(c)	520,000	546,100
Refunding RB Series 2018 S-3A	5.00%	07/15/33 (a)(c)	50,000	52,399
Refunding RB Series 2018 S-3A	5.00%	07/15/37 (a)(c)	465,000	482,191
Refunding RB Series 2018 S-3A	4.00%	07/15/38 (a)(c)	400,000	401,254
Refunding RB Series 2018 S-4A	5.00%	07/15/27 (c)	225,000	232,170
Refunding RB Series 2018 S-4A	5.00%	07/15/32 (a)(c)	70,000	73,513
Refunding RB Series 2018 S-4A	5.00%	07/15/33 (a)(c)	215,000	225,316
Refunding RB Series 2018 S-4A	5.00%	07/15/37 (a)(c)	300,000	311,091
Refunding RB Series 2018S-3A	5.00%	07/15/35 (a)	765,000	798,495
Refunding RB Series 2021 S-1A	5.00%	07/15/29 (c)	790,000	852,037
Refunding RB Series 2021 S-1A	5.00%	07/15/32 (a)(c)	50,000	55,612
Refunding RB Series 2021 S-1A	5.00%	07/15/33 (a)(c)	6,470,000	7,164,401
Refunding RB Series 2021 S-1A	4.00%	07/15/34 (a)(c)	100,000	103,203
Refunding RB Series 2021 S-1A	4.00%	07/15/37 (a)(c)	30,000	30,413
Refunding RB Series 2022 S	5.00%	07/15/28 (c)	20,000	21,136
Refunding RB Series 2022 S	5.00%	07/15/32 (c)	15,000	16,932
Refunding RB Series 2022 S-1A	5.00%	07/15/30 (c)	35,000	38,414
Refunding RB Series 2022 S-1A	5.00%	07/15/33 (a)(c)	20,000	22,368
New York City Transitional Finance Authority Future Tax Secured Revenue
RB Series 2013 I	4.00%	05/01/43 (a)	200,000	192,084
RB Series 2015 A-1	3.50%	08/01/38 (a)	200,000	184,930
RB Series 2015 B-1	3.00%	11/01/30 (a)	15,000	15,000
RB Series 2016 A-1	5.00%	05/01/29 (a)	165,000	165,316
RB Series 2016 A-1	4.00%	05/01/30 (a)	250,000	250,177
RB Series 2016 A-1	5.00%	05/01/32 (a)	125,000	125,218
RB Series 2016 A-1	5.00%	05/01/34 (a)	150,000	150,237
RB Series 2016 A-1	4.00%	05/01/36 (a)	150,000	150,017
RB Series 2016 A-1	5.00%	05/01/37 (a)	25,000	25,035
RB Series 2016 A-1	5.00%	05/01/40 (a)	1,000,000	1,001,371
RB Series 2016 B1	4.00%	08/01/39 (a)	3,760,000	3,706,821
RB Series 2016 B-1	5.00%	08/01/29 (a)	25,000	25,193

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2016 B-1	5.00%	08/01/31 (a)	400,000	402,899
RB Series 2016 B-1	4.00%	08/01/35 (a)	230,000	230,220
RB Series 2016 B-1	4.00%	08/01/37 (a)	250,000	250,024
RB Series 2016 B-1	5.00%	08/01/40 (a)	25,000	25,138
RB Series 2016 B-1	4.00%	08/01/41 (a)	415,000	406,722
RB Series 2016 E-1	3.00%	02/01/33 (a)	185,000	177,590
RB Series 2016 F-3	3.00%	02/01/35 (a)	95,000	86,598
RB Series 2016 F-3	3.00%	02/01/37 (a)	695,000	606,752
RB Series 2016 F-3	3.00%	02/01/39 (a)	310,000	265,226
RB Series 2016 F-3	3.25%	02/01/42 (a)	210,000	179,339
RB Series 2017 A-2	5.00%	08/01/34 (a)	295,000	302,867
RB Series 2017 A-2	5.00%	08/01/35 (a)	135,000	138,464
RB Series 2017 A-3	5.00%	08/01/40 (a)	80,000	81,456
RB Series 2017 A-3	4.00%	08/01/42 (a)	640,000	617,515
RB Series 2017 B-1	5.00%	08/01/31 (a)	100,000	102,931
RB Series 2017 B-1	5.00%	08/01/34 (a)	790,000	811,067
RB Series 2017 B-1	4.00%	08/01/42 (a)	710,000	685,056
RB Series 2017 B-1	5.00%	08/01/45 (a)	70,000	70,846
RB Series 2017 E-1	5.00%	02/01/30 (a)	30,000	30,577
RB Series 2017 E-1	5.00%	02/01/32 (a)	65,000	66,191
RB Series 2017 E-1	5.00%	02/01/34 (a)	120,000	122,058
RB Series 2017 E-1	5.00%	02/01/43 (a)	350,000	353,304
RB Series 2017 E-1	4.00%	02/01/44 (a)	200,000	188,470
RB Series 2017 F-1	5.00%	05/01/30 (a)	200,000	204,950
RB Series 2017 F-1	4.00%	05/01/37 (a)	155,000	155,263
RB Series 2017 F-1	5.00%	05/01/42 (a)	675,000	683,885
RB Series 2017 F-1	3.25%	05/01/43 (a)	305,000	261,704
RB Series 2018 A-1	5.00%	08/01/33 (a)	135,000	141,131
RB Series 2018 A-1	5.00%	08/01/34 (a)	260,000	271,269
RB Series 2018 A-1	5.00%	08/01/40 (a)	110,000	113,820
RB Series 2018 B-1	5.00%	08/01/34 (a)	250,000	260,836
RB Series 2018 B-1	5.00%	08/01/36 (a)	40,000	41,543
RB Series 2018 B-1	5.25%	08/01/37 (a)	200,000	208,367
RB Series 2018 B-1	4.00%	08/01/39 (a)	1,000,000	994,982
RB Series 2018 C-2	5.00%	05/01/34 (a)	200,000	207,853
RB Series 2018 C-2	5.00%	05/01/37 (a)	200,000	206,602
RB Series 2019 A-2	5.00%	05/01/35 (a)	160,000	168,521
RB Series 2019 A-2	5.00%	05/01/39 (a)	350,000	364,632
RB Series 2019 A-2	5.00%	05/01/40 (a)	65,000	67,563
RB Series 2019 A-3	4.00%	05/01/41 (a)	275,000	269,232
RB Series 2019 A-3	4.00%	05/01/42 (a)	200,000	194,386
RB Series 2019 A-3	4.00%	05/01/43 (a)	670,000	645,836
RB Series 2019 A-3	4.00%	05/01/44 (a)	150,000	141,395
RB Series 2019 A-3	3.00%	05/01/45 (a)	250,000	195,978
RB Series 2019 B-1	5.00%	11/01/36 (a)	1,000,000	1,056,663
RB Series 2019 B-1	4.00%	11/01/40 (a)	1,495,000	1,462,337
RB Series 2019 B-1	4.00%	11/01/45 (a)	200,000	185,459
RB Series 2019 B-1	3.00%	11/01/47 (a)	150,000	112,371
RB Series 2019 C-1	5.00%	11/01/34 (a)	565,000	595,554
RB Series 2019 C-1	5.00%	11/01/35 (a)	1,490,000	1,567,122
RB Series 2019 C-1	4.00%	11/01/36 (a)	100,000	100,866

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2019 C-1	4.00%	11/01/37 (a)	70,000	70,204
RB Series 2019 C-1	4.00%	11/01/39 (a)	250,000	247,534
RB Series 2019 C-1	4.00%	11/01/40 (a)	500,000	489,076
RB Series 2019 C-1	4.00%	11/01/42 (a)	3,030,000	2,950,914
RB Series 2020 C-1	5.00%	05/01/31 (a)	50,000	54,523
RB Series 2020 C-1	5.00%	05/01/35 (a)	580,000	622,057
RB Series 2020 C-1	4.00%	05/01/38 (a)	130,000	130,434
RB Series 2020 C-1	4.00%	05/01/40 (a)	35,000	34,611
RB Series 2020 C-1	4.00%	05/01/41 (a)	200,000	197,346
RB Series 2020 C-1	4.00%	05/01/42 (a)	250,000	244,409
RB Series 2020 C-1	4.00%	05/01/43 (a)	1,935,000	1,876,613
RB Series 2020 C-1	4.00%	05/01/45 (a)	1,365,000	1,296,132
RB Series 2020 D1	4.00%	11/01/42 (a)	250,000	244,350
RB Series 2020 D-1	4.00%	11/01/35 (a)	90,000	91,172
RB Series 2021 B	5.00%	08/01/26 (b)	85,000	85,709
RB Series 2021 B-1	5.00%	08/01/26	10,000	10,082
RB Series 2021 B-1	4.00%	08/01/38 (a)	500,000	502,043
RB Series 2021 B-1	3.00%	08/01/40 (a)	130,000	110,361
RB Series 2021 B-1	4.00%	08/01/45 (a)	85,000	80,112
RB Series 2021 B-1	3.00%	08/01/48 (a)	1,200,000	888,881
RB Series 2021 B-1	4.00%	08/01/48 (a)	150,000	135,024
RB Series 2021 E-1	5.00%	02/01/35 (a)	180,000	194,166
RB Series 2021 E-1	4.00%	02/01/40 (a)	10,000	9,910
RB Series 2021 E-1	4.00%	02/01/41 (a)	25,000	24,640
RB Series 2021 E-1	4.00%	02/01/43 (a)	165,000	159,892
RB Series 2021 E-1	4.00%	02/01/46 (a)	35,000	32,527
RB Series 2021 E-1	4.00%	02/01/49 (a)	255,000	228,698
RB Series 2022 A-1	5.00%	08/01/29	55,000	59,132
RB Series 2022 A-1	5.00%	08/01/30	545,000	595,551
RB Series 2022 A-1	5.00%	08/01/32	75,000	83,689
RB Series 2022 A-1	5.00%	08/01/35 (a)	450,000	492,691
RB Series 2022 A-1	5.25%	08/01/40 (a)	130,000	140,467
RB Series 2022 A-1	5.00%	08/01/41 (a)	30,000	31,817
RB Series 2022 A-1	5.25%	08/01/42 (a)	25,000	26,797
RB Series 2022 A-1	5.00%	08/01/43 (a)	2,000,000	2,099,643
RB Series 2022 A-1	5.00%	08/01/45 (a)	70,000	72,572
RB Series 2022 A-1	4.00%	08/01/48 (a)	2,250,000	2,095,179
RB Series 2022 C-1	5.00%	02/01/37 (a)	270,000	290,186
RB Series 2022 C-1	4.00%	02/01/40 (a)	700,000	693,728
RB Series 2022 C-1	4.00%	02/01/41 (a)	2,000,000	1,971,237
RB Series 2022 C-1	4.00%	02/01/42 (a)	1,320,000	1,289,071
RB Series 2022 C-1	5.00%	02/01/44 (a)	150,000	156,037
RB Series 2022 C-1	4.00%	02/01/47 (a)	285,000	261,077
RB Series 2022 C-1	5.00%	02/01/47 (a)	2,250,000	2,302,479
RB Series 2022 D-1	5.00%	11/01/36 (a)	340,000	370,180
RB Series 2022 D-1	5.25%	11/01/42 (a)	150,000	161,148
RB Series 2022 D-1	5.25%	11/01/48 (a)	175,000	181,948
RB Series 2022 F-1	5.00%	02/01/40 (a)	50,000	53,097
RB Series 2022 F-1	5.00%	02/01/42 (a)	230,000	241,803
RB Series 2022 F-1	5.00%	02/01/43 (a)	125,000	130,783
RB Series 2022 F-1	5.00%	02/01/44 (a)	90,000	93,622

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2022 F-1	5.00%	02/01/47 (a)	150,000	153,499
RB Series 2022 F-1	4.00%	02/01/51 (a)	310,000	274,603
RB Series 2022 F-1	5.00%	02/01/51 (a)	500,000	508,730
RB Series 2023 A	5.00%	05/01/36 (a)	1,625,000	1,792,618
RB Series 2023 A	5.00%	05/01/37 (a)	200,000	219,119
RB Series 2023 A	5.00%	05/01/40 (a)	35,000	37,596
RB Series 2023 A	5.00%	05/01/46 (a)	765,000	793,306
RB Series 2023 A	5.00%	05/01/47 (a)	335,000	345,513
RB Series 2023 A	5.00%	05/01/53 (a)	125,000	127,593
RB Series 2023 B	5.00%	05/01/35 (a)	95,000	106,273
RB Series 2023 B	5.25%	05/01/50 (a)	1,000,000	1,042,471
RB Series 2023 B	4.38%	05/01/53 (a)	150,000	140,982
RB Series 2023 C	5.50%	05/01/44 (a)	200,000	218,772
RB Series 2023 C	5.25%	05/01/48 (a)	150,000	157,021
RB Series 2023 C	5.50%	05/01/53 (a)	100,000	105,680
RB Series 2023 F-1	5.00%	02/01/37 (a)	200,000	218,872
RB Series 2023 F-1	5.00%	02/01/42 (a)	1,715,000	1,821,611
RB Series 2023 F-1	5.00%	02/01/44 (a)	200,000	209,991
RB Series 2023 F-1	4.00%	02/01/51 (a)	2,665,000	2,405,186
RB Series 2024 C-S	5.00%	05/01/29	370,000	396,003
RB Series 2024 C-S	5.00%	05/01/45 (a)	930,000	978,022
RB Series 2024 C-S	5.00%	05/01/46 (a)	300,000	313,055
RB Series 2024 C-S	5.25%	05/01/49 (a)	400,000	419,811
RB Series 2024 C-S	5.00%	05/01/50 (a)	1,000,000	1,026,630
RB Series 2024 D	5.00%	05/01/33	1,000,000	1,122,679
RB Series 2024 D	5.00%	05/01/36 (a)	1,115,000	1,251,089
RB Series 2024 D	5.00%	05/01/37 (a)	200,000	222,606
RB Series 2024 D	5.00%	05/01/38 (a)	345,000	380,165
RB Series 2024 D	5.00%	05/01/40 (a)	155,000	168,565
RB Series 2024 D	5.00%	05/01/44 (a)	250,000	265,213
RB Series 2024 D	5.25%	05/01/45 (a)	235,000	252,366
RB Series 2024 D	5.00%	05/01/49 (a)	3,320,000	3,414,101
RB Series 2024 D	5.00%	05/01/50 (a)	535,000	549,247
RB Series 2024 D	5.50%	05/01/52 (a)	2,500,000	2,661,418
RB Series 2024 D	4.25%	05/01/54 (a)	500,000	462,324
RB Series 2024 F-1	5.00%	02/01/36 (a)	200,000	222,995
RB Series 2024 F-1	5.00%	02/01/38 (a)	110,000	120,554
RB Series 2024 F-1	5.00%	02/01/42 (a)	205,000	219,340
RB Series 2024 F-1	5.00%	02/01/48 (a)	1,000,000	1,028,110
RB Series 2024 F-1	5.25%	02/01/53 (a)	2,650,000	2,757,027
RB Series 2024 G-1	5.00%	05/01/37 (a)	390,000	431,854
RB Series 2024 G-1	5.00%	05/01/38 (a)	135,000	148,069
RB Series 2024 G-1	5.00%	05/01/40 (a)	220,000	238,294
RB Series 2024 G-1	5.00%	05/01/46 (a)	250,000	260,350
RB Series 2024 G-1	5.00%	05/01/47 (a)	20,000	20,707
RB Series 2024 G-1	5.25%	05/01/48 (a)	265,000	278,083
RB Series 2024 G-1	5.25%	05/01/49 (a)	100,000	104,713
RB Series 2024 G-1	5.25%	05/01/51 (a)	330,000	344,015
RB Series 2024 G-1	4.13%	05/01/52 (a)	180,000	165,770
RB Series 2025 A	5.00%	05/01/30	1,355,000	1,474,988
RB Series 2025 A	5.00%	05/01/44 (a)	3,000,000	3,199,952

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2025 B	5.00%	05/01/34	1,850,000	2,091,062
RB Series 2025 B	5.25%	05/01/48 (a)	1,000,000	1,057,025
RB Series 2025 B	5.00%	05/01/51 (a)	2,525,000	2,596,427
RB Series 2025 E	5.00%	11/01/38 (a)	250,000	274,630
RB Series 2025 E	5.00%	11/01/40 (a)	500,000	542,150
RB Series 2025 E	5.00%	11/01/42 (a)	250,000	268,830
RB Series 2025 E	5.00%	11/01/44 (a)	500,000	530,495
RB Series 2025 E	5.00%	11/01/53 (a)	755,000	773,457
RB Series 2025 H	5.00%	11/01/30	250,000	274,212
RB Series 2025 H	5.00%	11/01/31	200,000	221,400
RB Series 2025 H	5.00%	11/01/38 (a)	250,000	275,842
RB Series 2025 H	5.00%	11/01/40 (a)	250,000	272,104
RB Series 2025 H	5.00%	11/01/43 (a)	2,000,000	2,144,461
RB Series 2025 H	5.25%	11/01/48 (a)	3,970,000	4,186,811
RB Series 2026 F-1	5.00%	02/01/28	1,500,000	1,566,650
RB Series 2026 F-1	5.00%	02/01/29	1,500,000	1,597,756
RB Series 2026 F-1	5.00%	02/01/30	1,700,000	1,842,985
RB Series 2026 F-1	5.00%	02/01/37 (a)	3,500,000	3,952,194
RB Series 2026 F-1	5.00%	02/01/41 (a)	1,000,000	1,093,144
RB Series 2026 F-1	5.00%	02/01/44 (a)	3,000,000	3,204,125
RB Series 2026 F-1	5.00%	02/01/46 (a)	1,250,000	1,310,697
Refunding RB Series 2002 1	5.00%	11/01/27	15,000	15,579
Refunding RB Series 2002 1	5.00%	11/01/28	185,000	196,135
Refunding RB Series 2017 C	5.00%	11/01/28 (a)	25,000	25,640
Refunding RB Series 2017 C	5.00%	11/01/30 (a)	130,000	133,159
Refunding RB Series 2017 C	5.00%	11/01/31 (a)	25,000	25,593
Refunding RB Series 2017 C	5.00%	11/01/33 (a)	415,000	424,240
Refunding RB Series 2020 A	5.00%	11/01/26	65,000	65,932
Refunding RB Series 2020 A	5.00%	11/01/27	100,000	103,860
Refunding RB Series 2020 A	5.00%	11/01/29	360,000	388,758
Refunding RB Series 2020 A	5.00%	11/01/31 (a)	60,000	65,340
Refunding RB Series 2020 A	3.00%	11/01/37 (a)	325,000	287,600
Refunding RB Series 2020 A	3.00%	11/01/39 (a)	215,000	184,102
Refunding RB Series 2021 A-1	5.00%	11/01/26	2,000,000	2,028,685
Refunding RB Series 2021 A-1	5.00%	11/01/28	330,000	349,863
Refunding RB Series 2021 A-1	5.00%	11/01/29	1,040,000	1,123,079
Refunding RB Series 2021 A-1	5.00%	11/01/30	45,000	49,358
Refunding RB Series 2021 A-1	5.00%	11/01/32 (a)	200,000	220,175
Refunding RB Series 2021 A-1	4.00%	11/01/37 (a)	125,000	125,883
Refunding RB Series 2021 A-1	4.00%	11/01/38 (a)	140,000	140,427
Refunding RB Series 2021 F-1	5.00%	11/01/26	305,000	309,375
Refunding RB Series 2021 F-1	5.00%	11/01/27	125,000	129,825
Refunding RB Series 2021 F-1	5.00%	11/01/28	130,000	137,825
Refunding RB Series 2021 F-1	5.00%	11/01/29	605,000	653,330
Refunding RB Series 2021 F-1	5.00%	11/01/30	35,000	38,390
Refunding RB Series 2021 F-1	5.00%	11/01/31 (a)	255,000	279,615
Refunding RB Series 2021 F-1	5.00%	11/01/32 (a)	180,000	196,652
Refunding RB Series 2021 F-1	5.00%	11/01/33 (a)	190,000	206,749
Refunding RB Series 2021 F-1	4.00%	11/01/37 (a)	200,000	201,297
Refunding RB Series 2022 B-1	5.00%	11/01/26	215,000	218,084
Refunding RB Series 2022 B-1	5.00%	11/01/29	330,000	356,362

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2022 B-1	5.00%	11/01/30	300,000	329,054
Refunding RB Series 2022 B-1	5.25%	11/01/37 (a)	200,000	219,827
Refunding RB Series 2022 D-1	5.00%	11/01/29	190,000	205,178
Refunding RB Series 2022 D-1	5.00%	11/01/30	90,000	98,716
Refunding RB Series 2022 D-1	5.00%	11/01/33 (a)	50,000	55,097
Refunding RB Series 2022 D-1	5.00%	11/01/38 (a)	100,000	106,952
Refunding RB Series 2023 E-1	5.00%	11/01/26	270,000	273,873
Refunding RB Series 2023 E-1	5.00%	11/01/27	480,000	498,528
Refunding RB Series 2023 E-1	5.00%	11/01/28	100,000	106,019
Refunding RB Series 2023 E-1	5.00%	11/01/29	125,000	134,986
Refunding RB Series 2023 E-1	5.00%	11/01/30	130,000	142,590
Refunding RB Series 2023 E-1	5.00%	11/01/31	580,000	642,059
Refunding RB Series 2023 E-1	5.00%	11/01/32	150,000	167,774
Refunding RB Series 2023 E-1	5.00%	11/01/34 (a)	20,000	22,312
Refunding RB Series 2023 E-1	5.00%	11/01/40 (a)	3,000,000	3,214,421
Refunding RB Series 2023 E-1	5.00%	11/01/41 (a)	5,225,000	5,593,455
Refunding RB Series 2024 A-1	5.00%	11/01/26	140,000	142,008
Refunding RB Series 2024 A-1	5.00%	11/01/27	1,440,000	1,495,584
Refunding RB Series 2024 A-1	5.00%	11/01/28 (a)	150,000	159,029
Refunding RB Series 2024 A-1	5.00%	11/01/30 (a)	55,000	60,327
Refunding RB Series 2024 A-1	5.00%	11/01/32 (a)	2,100,000	2,348,840
Refunding RB Series 2024 A-1	5.00%	11/01/33 (a)	1,245,000	1,403,270
Refunding RB Series 2024 A-1	5.00%	11/01/34 (a)	1,560,000	1,768,628
Refunding RB Series 2024 A-1	5.00%	11/01/35 (a)	3,940,000	4,443,928
Refunding RB Series 2024 A-1	5.00%	11/01/36 (a)	2,010,000	2,247,742
Refunding RB Series 2024 A-1	5.00%	11/01/37 (a)	1,640,000	1,819,997
Refunding RB Series 2024 A-1	5.00%	11/01/39 (a)	55,000	59,940
Refunding RB Series 2024 A-1	5.00%	11/01/40 (a)	195,000	211,438
Refunding RB Series 2024 D-1	5.00%	11/01/27	50,000	51,930
Refunding RB Series 2024 D-1	5.00%	11/01/28	85,000	90,116
Refunding RB Series 2024 D-1	5.00%	11/01/30	25,000	27,421
Refunding RB Series 2024 D-1	5.00%	11/01/31 (a)	100,000	110,700
Refunding RB Series 2024 D-1	5.00%	11/01/34 (a)	260,000	293,867
Refunding RB Series 2024 D-1	5.00%	11/01/35 (a)	185,000	207,457
Refunding RB Series 2024 D-1	5.00%	11/01/36 (a)	455,000	506,090
Refunding RB Series 2024 D-1	5.00%	11/01/37 (a)	420,000	463,772
Refunding RB Series 2024 D-1	5.00%	11/01/38 (a)	35,000	38,275
Refunding RB Series 2024 D-1	5.00%	11/01/40 (a)	675,000	729,071
Refunding RB Series 2024 D-1	5.00%	11/01/41 (a)	550,000	593,511
Refunding RB Series 2025 F-1	5.00%	11/01/32 (a)	3,250,000	3,635,109
Refunding RB Series 2025 F-1	5.00%	11/01/37 (a)	7,000,000	7,803,980
Refunding RB Series 2025 G-1	5.00%	11/01/30 (a)	1,465,000	1,606,882
Refunding RB Series 2025 G-1	5.00%	11/01/31 (a)	50,000	55,350
Refunding RB Series 2025 G-1	5.00%	11/01/34	1,085,000	1,230,103
Refunding RB Series 2025 G-1	5.00%	11/01/36 (a)	1,500,000	1,685,743
Refunding RB Series 2025 J-1	5.00%	11/01/27	4,000,000	4,154,400
Refunding RB Series 2026 D-1	5.00%	11/01/30	1,000,000	1,096,848
Refunding RB Series 2026 D-1	5.00%	11/01/32	2,015,000	2,253,768
Refunding RB Series 2026 D-1	5.00%	11/01/34	1,000,000	1,133,736
Refunding RB Series 2026 D-1	5.00%	11/01/35	2,250,000	2,556,810

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
New York Convention Center Development Corp.
RB New York City Hotel Unit Fee Revenue Series 2016 A	4.80%	11/15/47 (d)	300,000	106,502
Refunding RB New York City Hotel Unit Fee Revenue Series 2015	5.00%	11/15/40 (a)	125,000	125,068
New York Liberty Development Corp.
Refunding RB Portfolio Authority of New York & New Jersey Series 2021 1	3.00%	02/15/42 (a)	650,000	543,803
Refunding RB Portfolio Authority of New York & New Jersey Series 2021 1	4.00%	02/15/43 (a)	1,995,000	1,883,215
Refunding RB Portfolio Authority of New York & New Jersey Series 2021 1	2.75%	02/15/44 (a)	150,000	111,476
New York Power Authority
RB Series 2024 A	5.00%	11/15/30	540,000	601,060
RB Series 2024 A	4.00%	11/15/54 (a)	250,000	221,980
RB SFP Transmission Project Series 2022 A	4.00%	11/15/52 (a)(c)	100,000	88,826
Refunding RB Series 2020 A	4.00%	11/15/45 (a)	2,500,000	2,355,214
Refunding RB Series 2020 A	4.00%	11/15/50 (a)	300,000	269,514
Refunding RB Series 2020 A	4.00%	11/15/55 (a)	450,000	394,743
Refunding RB Series 2020 A	3.25%	11/15/60 (a)	1,000,000	714,889
New York State Dormitory Authority
RB Series 2018 A	5.00%	10/01/31 (a)	280,000	283,398
RB Series 2019 A	5.00%	10/01/30 (a)(c)	35,000	36,150
RB Series 2020 A	5.00%	10/01/31 (a)(c)	310,000	326,288
RB Series 2020 A	5.00%	10/01/32 (a)(c)	285,000	298,915
RB Series 2020 A	5.00%	10/01/34 (a)(c)	65,000	67,746
RB Series 2022 A	5.00%	10/01/26 (c)	120,000	121,546
RB Series 2022 A	5.00%	10/01/29 (c)	355,000	384,915
RB Series 2022 A	5.00%	10/01/33 (a)(c)	80,000	86,854
RB Series 2022 A	5.00%	10/01/35 (a)(c)	155,000	166,760
RB Series 2023 A	5.00%	10/01/26 (c)	400,000	405,153
RB Series 2023 A	5.00%	10/01/27 (c)	2,000,000	2,076,317
RB Series 2023 A	5.00%	10/01/28 (c)	60,000	63,716
RB Series 2023 A	5.00%	10/01/30 (c)	250,000	276,000
RB Series 2023 A	5.00%	10/01/32 (c)	45,000	51,062
RB Series 2023 A	5.00%	10/01/34 (a)(c)	170,000	186,555
RB Series 2023 A	5.00%	10/01/36 (a)(c)	230,000	249,706
RB Series 2023 A	5.00%	10/01/37 (a)(c)	1,000,000	1,079,698
RB Series 2023 A-1	5.00%	03/15/29 (b)	890,000	950,587
RB Series 2024 A	5.00%	10/01/26 (c)	2,000,000	2,025,766
RB Series 2024 A	5.00%	10/01/28 (c)	50,000	53,096
RB Series 2024 A	5.00%	10/01/32 (c)	125,000	141,840
RB Series 2024 A	5.00%	10/01/34 (a)(c)	315,000	351,212
RB Series 2024 A	5.00%	10/01/35 (a)(c)	500,000	554,074
RB Series 2024 A	5.00%	10/01/36 (a)(c)	105,000	115,756
RB Series 2025 A	5.00%	10/01/27	4,000,000	4,152,634
RB Series 2025 A	5.00%	10/01/36 (a)	300,000	339,205
RB Series 2025 A	5.00%	10/01/38 (a)(c)	1,500,000	1,667,717
RB Dormitory Facilities Revenue Series 2019 A	4.00%	07/01/49 (a)	100,000	88,093
RB Fordham University Series 2020	4.00%	07/01/46 (a)	185,000	170,247
RB Fordham University Series 2020	4.00%	07/01/50 (a)	75,000	65,462
RB Institute of Technology Series 2024	5.25%	07/01/54 (a)	100,000	100,079
RB New York University Series 2016 A	5.00%	07/01/34 (a)	250,000	251,266
RB New York University Series 2016 A	5.00%	07/01/36 (a)	75,000	75,340
RB New York University Series 2016 A	4.00%	07/01/39 (a)	95,000	94,936
RB New York University Series 2016 A	4.00%	07/01/43 (a)	200,000	192,585

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB New York University Series 2019 A	4.00%	07/01/45 (a)	1,350,000	1,279,271
RB New York University Series 2019 A	5.00%	07/01/49 (a)	3,940,000	4,017,648
RB Pace University Series 2024 A	5.50%	05/01/56 (a)	165,000	168,977
RB Personal Income Tax Revenue Series 2016 A	5.00%	02/15/33 (a)	200,000	201,613
RB Personal Income Tax Revenue Series 2016 A	5.00%	02/15/34 (a)	45,000	45,353
RB Personal Income Tax Revenue Series 2016 A	5.00%	02/15/36 (a)	100,000	100,691
RB Personal Income Tax Revenue Series 2016 D	5.00%	02/15/27 (a)(b)	1,735,000	1,751,424
RB Personal Income Tax Revenue Series 2016 D	5.00%	02/15/28 (a)(b)	995,000	1,004,419
RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/28 (a)(b)	680,000	694,970
RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/29 (a)(b)	250,000	255,504
RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/28 (a)(b)	1,095,000	1,132,561
RB Personal Income Tax Revenue Series 2020 A	3.00%	03/15/49 (a)	650,000	476,213
RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/29 (b)	35,000	37,331
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/29 (b)	380,000	406,877
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/31	250,000	275,670
RB Personal Income Tax Revenue Series 2021 E	5.00%	03/15/32	45,000	50,203
RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/29 (b)	140,000	149,325
RB Rochester Institute of Technology Series 2019 A	4.00%	07/01/44 (a)	200,000	186,417
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/27 (a)(b)	150,000	151,767
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/29 (a)(b)	425,000	430,007
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/31 (a)	200,000	202,190
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/32 (a)	300,000	303,190
RB Sales Tax Revenue Series 2016 A	5.00%	03/15/35 (a)	100,000	100,927
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/27 (b)	145,000	148,551
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/28 (a)(b)	510,000	522,489
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/29 (a)(b)	275,000	281,734
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/30 (a)	50,000	51,127
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/31 (a)	150,000	153,277
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/33 (a)	525,000	535,915
RB Sales Tax Revenue Series 2017 A	5.00%	03/15/35 (a)	230,000	234,476
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/31 (a)	325,000	339,660
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/32 (a)	175,000	182,737
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/33 (a)	345,000	359,551
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/36 (a)	140,000	145,204
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/40 (a)	50,000	51,554
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/41 (a)	65,000	66,915
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/42 (a)	205,000	210,596
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/43 (a)	1,155,000	1,184,001
RB Sales Tax Revenue Series 2018 A	5.00%	03/15/45 (a)	200,000	204,151
RB Sales Tax Revenue Series 2018 A	4.00%	03/15/47 (a)	75,000	68,338
RB Sales Tax Revenue Series 2018 A	4.00%	03/15/48 (a)	210,000	188,992
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/37 (a)	250,000	280,891
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/38 (a)	1,500,000	1,670,776
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/39 (a)	710,000	784,325
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/41 (a)	2,515,000	2,741,147
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/42 (a)	600,000	651,062
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/47 (a)	125,000	130,582
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/50 (a)	1,850,000	1,909,770
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/51 (a)	910,000	937,214
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/52 (a)	140,000	143,813
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/54 (a)	135,000	138,306

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Sales Tax Revenue Series 2024 A	5.00%	03/15/56 (a)	450,000	460,243
RB Trustees of Columbia University in the City of New York Series 2016 A-2	5.00%	10/01/46	750,000	831,267
RB Trustees of Columbia University in the City of New York Series 2016 A-2	5.00%	10/01/46 (a)	30,000	30,037
RB Trustees of Columbia University in the City of New York Series 2017 A	5.00%	10/01/47	250,000	273,378
RB Trustees of Columbia University in the City of New York Series 2018 A	5.00%	10/01/28	230,000	245,109
RB Trustees of Columbia University in the City of New York Series 2023 A	5.00%	10/01/34 (a)	145,000	165,680
Refunding RB Series 2023 A-1	5.00%	03/15/29	110,000	117,709
Refunding RB Cornell University Series 2020 A	5.00%	07/01/26	50,000	50,339
Refunding RB Cornell University Series 2020 A	4.00%	07/01/50 (a)	275,000	245,365
Refunding RB Cornell University Series 2024 A	5.50%	07/01/54 (a)	2,580,000	2,759,689
Refunding RB Fordham University Series 2016 A	5.00%	07/01/41 (a)	230,000	230,024
Refunding RB Icahn School of Medicine at Mount Sinai Series 2015 A	4.00%	07/01/36 (a)	200,000	192,355
Refunding RB Icahn School of Medicine at Mount Sinai Series 2015 A	4.00%	07/01/40 (a)	555,000	524,926
Refunding RB New School Series 2016 A	4.00%	07/01/43 (a)	700,000	628,952
Refunding RB New School Series 2022 A	4.00%	07/01/47 (a)	75,000	65,426
Refunding RB New York University Series 2017 A	5.00%	07/01/32 (a)	160,000	164,272
Refunding RB New York University Series 2017 A	4.00%	07/01/36 (a)	410,000	410,981
Refunding RB New York University Series 2021 A	4.00%	07/01/46 (a)	20,000	18,579
Refunding RB Personal Income Tax Revenue Series 2015 E	3.25%	03/15/35 (a)	275,000	266,304
Refunding RB Personal Income Tax Revenue Series 2015 E	3.25%	03/15/36 (a)	155,000	147,784
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/27 (b)	95,000	97,091
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/30 (a)	10,000	10,211
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/32 (a)	100,000	101,956
Refunding RB Personal Income Tax Revenue Series 2017 A	4.00%	02/15/34 (a)	1,330,000	1,337,590
Refunding RB Personal Income Tax Revenue Series 2017 A	4.00%	02/15/35 (a)	125,000	125,436
Refunding RB Personal Income Tax Revenue Series 2017 A	4.00%	02/15/36 (a)	170,000	170,363
Refunding RB Personal Income Tax Revenue Series 2017 A	5.00%	02/15/38 (a)	100,000	101,444
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/37 (a)	55,000	56,320
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/38 (a)	125,000	127,831
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/40 (a)	100,000	102,035
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/41 (a)	1,470,000	1,497,935
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/42 (a)	340,000	346,095
Refunding RB Personal Income Tax Revenue Series 2017 B	5.00%	02/15/43 (a)	25,000	25,418
Refunding RB Personal Income Tax Revenue Series 2018 A	5.00%	03/15/31 (a)	175,000	184,081
Refunding RB Personal Income Tax Revenue Series 2018 A	5.00%	03/15/32 (a)	200,000	210,058
Refunding RB Personal Income Tax Revenue Series 2018 A	5.00%	03/15/35 (a)	100,000	100,908
Refunding RB Personal Income Tax Revenue Series 2018 A	5.25%	03/15/37 (a)	745,000	780,551
Refunding RB Personal Income Tax Revenue Series 2018 A	5.00%	03/15/40 (a)	1,290,000	1,334,072
Refunding RB Personal Income Tax Revenue Series 2018 A	4.00%	03/15/48 (a)	100,000	88,569
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/33 (a)	155,000	164,344
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/34 (a)	310,000	328,050
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/35 (a)	65,000	68,672
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/36 (a)	65,000	68,487
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/37 (a)	605,000	636,295
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/38 (a)	30,000	31,488
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/39 (a)	140,000	146,510
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/41 (a)	115,000	119,871
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/42 (a)	350,000	363,791
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/45 (a)	1,280,000	1,318,897
Refunding RB Personal Income Tax Revenue Series 2019 A	5.00%	03/15/46 (a)	250,000	256,534
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/30	380,000	413,252

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/31 (a)	50,000	54,582
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/32 (a)	535,000	582,738
Refunding RB Personal Income Tax Revenue Series 2020 A	5.00%	03/15/33 (a)	570,000	618,992
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/35 (a)	150,000	153,151
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/36 (a)	195,000	198,137
Refunding RB Personal Income Tax Revenue Series 2020 A	3.00%	03/15/41 (a)	385,000	328,829
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/44 (a)	50,000	47,303
Refunding RB Personal Income Tax Revenue Series 2020 A	4.00%	03/15/47 (a)	75,000	67,160
Refunding RB Personal Income Tax Revenue Series 2020 A	3.00%	03/15/50 (a)	1,200,000	869,823
Refunding RB Personal Income Tax Revenue Series 2020 D	5.00%	02/15/30	115,000	124,885
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/36 (a)	40,000	40,582
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/39 (a)	3,605,000	3,607,829
Refunding RB Personal Income Tax Revenue Series 2020 D	5.00%	02/15/41 (a)	150,000	157,896
Refunding RB Personal Income Tax Revenue Series 2020 D	4.00%	02/15/47 (a)	2,500,000	2,238,065
Refunding RB Personal Income Tax Revenue Series 2020 D-2024	4.00%	02/15/49 (a)	1,245,000	1,105,175
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/29	25,000	26,737
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/30	615,000	668,816
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/33 (a)	400,000	437,582
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/34 (a)	340,000	369,971
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/35 (a)	920,000	995,840
Refunding RB Personal Income Tax Revenue Series 2021 A	5.00%	03/15/36 (a)	250,000	269,086
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/37 (a)	215,000	217,106
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/38 (a)	1,000,000	1,004,633
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/41 (a)	55,000	53,850
Refunding RB Personal Income Tax Revenue Series 2021 A	4.00%	03/15/47 (a)	665,000	595,485
Refunding RB Personal Income Tax Revenue Series 2021 A	3.00%	03/15/51 (a)	150,000	107,794
Refunding RB Personal Income Tax Revenue Series 2021 E	4.00%	03/15/37 (a)	415,000	419,789
Refunding RB Personal Income Tax Revenue Series 2021 E	3.00%	03/15/41 (a)	1,000,000	852,873
Refunding RB Personal Income Tax Revenue Series 2021 E	4.00%	03/15/44 (a)	105,000	99,335
Refunding RB Personal Income Tax Revenue Series 2021 E	4.00%	03/15/48 (a)	30,000	26,741
Refunding RB Personal Income Tax Revenue Series 2021 E	3.00%	03/15/51 (a)	1,115,000	794,251
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/28 (b)	200,000	209,657
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/29 (b)	630,000	674,559
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/33 (a)	40,000	44,385
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/34 (a)	25,000	25,901
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/38 (a)	75,000	75,410
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/39 (a)	230,000	230,182
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/41 (a)	305,000	323,520
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/42 (a)	520,000	505,437
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/43 (a)	2,400,000	2,314,324
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/46 (a)	495,000	513,236
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/49 (a)	1,250,000	1,107,468
Refunding RB Personal Income Tax Revenue Series 2022 A	3.50%	03/15/52 (a)	1,185,000	936,907
Refunding RB Personal Income Tax Revenue Series 2023 A	5.00%	03/15/30	25,000	27,188
Refunding RB Personal Income Tax Revenue Series 2023 A	5.00%	03/15/31	3,125,000	3,445,873
Refunding RB Personal Income Tax Revenue Series 2023 A	5.00%	03/15/33	35,000	39,368
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/27	1,310,000	1,341,195
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/29	70,000	74,864
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/31	405,000	446,585
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/32	480,000	535,498
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/34	175,000	198,295

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/36 (a)	175,000	195,831
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/39 (a)	1,275,000	1,393,356
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/40 (a)	325,000	352,836
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/41 (a)	260,000	281,013
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/42 (a)	110,000	118,317
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/43 (a)	1,125,000	1,204,034
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/44 (a)	100,000	106,268
Refunding RB Personal Income Tax Revenue Series 2024 A	5.00%	03/15/46 (a)	115,000	120,405
Refunding RB Personal Income Tax Revenue Series 2024 A	4.00%	03/15/47 (a)	1,000,000	898,775
Refunding RB Personal Income Tax Revenue Series 2024 A	5.25%	03/15/48 (a)	150,000	157,757
Refunding RB Personal Income Tax Revenue Series 2024 A	5.25%	03/15/49 (a)	945,000	992,438
Refunding RB Personal Income Tax Revenue Series 2024 A	5.25%	03/15/52 (a)	750,000	781,793
Refunding RB Personal Income Tax Revenue Series 2024 A	4.00%	03/15/54 (a)	500,000	438,296
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/33	255,000	286,827
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/34	2,500,000	2,832,782
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/41 (a)	2,500,000	2,723,421
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/49 (a)	1,500,000	1,551,148
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/51 (a)	2,120,000	2,181,526
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/52 (a)	500,000	512,721
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/54 (a)	1,500,000	1,534,007
Refunding RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/55 (a)	375,000	383,175
Refunding RB Personal Income Tax Revenue Series 2025 C	5.00%	03/15/30	3,405,000	3,702,955
Refunding RB Personal Income Tax Revenue Series 2025 C	5.00%	03/15/43 (a)	750,000	810,912
Refunding RB Personal Income Tax Revenue Series 2025 C	5.25%	03/15/50 (a)	1,000,000	1,055,864
Refunding RB Personal Income Tax Revenue Series 2026	5.00%	03/15/42 (a)	1,750,000	1,909,682
Refunding RB Rockefeller University Series 2019 C	4.00%	07/01/49 (a)	500,000	445,532
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/30 (a)	155,000	162,299
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/31 (a)	280,000	292,748
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/32 (a)	220,000	229,759
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/33 (a)	1,180,000	1,230,051
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/34 (a)	1,465,000	1,524,865
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/35 (a)	280,000	290,954
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/37 (a)	1,000,000	1,034,682
Refunding RB Sales Tax Revenue Series 2018 C	5.00%	03/15/42 (a)	100,000	102,730
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/27 (b)	160,000	163,918
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/30 (a)	320,000	338,588
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/31 (a)	25,000	26,407
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/33 (a)	840,000	884,187
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/34 (a)	300,000	315,123
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/35 (a)	675,000	707,725
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/36 (a)	440,000	460,387
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/37 (a)	290,000	302,559
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/40 (a)	640,000	665,301
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/41 (a)	400,000	415,047
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/43 (a)	30,000	30,971
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/44 (a)	500,000	513,993
Refunding RB Sales Tax Revenue Series 2018 E	5.00%	03/15/48 (a)	250,000	254,745
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/33	110,000	124,245
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/35 (a)	190,000	213,226
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/37 (a)	75,000	82,805
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/45 (a)	250,000	263,172

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Sales Tax Revenue Series 2023 A-1	5.00%	03/15/53 (a)	2,165,000	2,211,964
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/28	250,000	261,920
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/30 (a)	345,000	375,460
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/33	5,005,000	5,653,151
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/34	285,000	324,229
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/35	1,000,000	1,143,496
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/36 (a)	300,000	342,077
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/39 (a)	395,000	438,763
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/40 (a)	1,250,000	1,375,412
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/43 (a)	100,000	108,077
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/44 (a)	420,000	450,054
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/45 (a)	2,665,000	2,831,747
Refunding RB Sales Tax Revenue Series 2024 B	4.00%	03/15/54 (a)	1,560,000	1,366,056
Refunding RB Sales Tax Revenue Series 2024 B	5.00%	03/15/54 (a)	215,000	220,507
Refunding RB Sales Tax Revenue Series 2025 A	4.25%	03/15/48 (a)	1,250,000	1,177,203
Refunding RB Sales Tax Revenue Series 2025 A	5.00%	03/15/55 (a)	700,000	718,090
Refunding RB State University of New York Dormitory Facilities Revenue Series 2017 A	5.00%	07/01/26	50,000	50,308
Refunding RB Trustees of Columbia University in the City of New York Series 2018 B	5.00%	10/01/38 (a)	2,045,000	2,115,172
Refunding RB Yeshiva University Series 2022 A	5.00%	07/15/50 (a)	250,000	239,564
New York State Environmental Facilities Corp.
RB Water & Sewer System Series 2017 E	5.00%	06/15/47 (a)	200,000	202,200
Refunding RB Water & Sewer System Series 2016 A	5.00%	06/15/41 (a)	100,000	100,497
Refunding RB Water & Sewer System Series 2017 A	5.00%	06/15/46 (a)	2,075,000	2,100,539
Refunding RB Water & Sewer System Series 2020 A	4.00%	06/15/45 (a)	100,000	96,546
Refunding RB Water & Sewer System Series 2022 A	5.00%	06/15/51 (a)	250,000	258,618
Refunding RB Water & Sewer System Series 2024 A	5.00%	06/15/27	10,000	10,309
Refunding RB Water & Sewer System Series 2024 A	5.00%	06/15/32	70,000	79,369
Refunding RB Water & Sewer System Series 2024 A	5.00%	06/15/34	80,000	92,556
Refunding RB Water & Sewer System Series 2024 A	5.00%	06/15/39 (a)	110,000	122,460
Refunding RB Water & Sewer System Series 2024 A	5.00%	06/15/49 (a)	1,005,000	1,053,698
Refunding RB Water & Sewer System Series 2024 A	5.25%	06/15/53 (a)	1,000,000	1,056,870
New York State Thruway Authority
RB Series 2016 A	4.00%	01/01/51 (a)	85,000	73,199
RB Series 2019 B	5.00%	01/01/30	135,000	146,652
RB Series 2019 B	4.00%	01/01/37 (a)	3,520,000	3,522,147
RB Series 2019 B	4.00%	01/01/38 (a)	100,000	99,370
RB Series 2019 B	4.00%	01/01/39 (a)	175,000	171,703
RB Series 2019 B	4.00%	01/01/40 (a)(c)	50,000	49,084
RB Series 2019 B	4.00%	01/01/41 (a)	125,000	122,414
RB Series 2019 B	4.00%	01/01/45 (a)	750,000	700,204
RB Series 2019 B	4.00%	01/01/45 (a)(c)	100,000	92,691
RB Series 2019 B	3.00%	01/01/46 (a)	910,000	688,542
RB Series 2019 B	3.00%	01/01/53 (a)(c)	100,000	71,303
RB Series 2019 B	4.00%	01/01/53 (a)(c)	30,000	26,050
RB Series 2020 N	4.00%	01/01/42 (a)	90,000	88,829
RB Series 2020 N	3.00%	01/01/50 (a)	750,000	545,008
RB Personal Income Tax Revenue Series 2022 C	5.00%	03/15/53 (a)	5,040,000	5,117,279
RB Personal Income Tax Revenue Series 2022 C	4.13%	03/15/57 (a)	450,000	401,202
RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/39 (a)	1,000,000	1,117,716
RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/40 (a)	2,500,000	2,773,104
RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/44 (a)	600,000	644,420

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/47 (a)	1,440,000	1,504,239
RB Personal Income Tax Revenue Series 2025 A	5.00%	03/15/51 (a)	2,000,000	2,059,094
RB Personal Income Tax Revenue Series 2025 B	5.00%	03/15/56 (a)	750,000	765,781
RB Personal Income Tax Revenue Series 2025 B	5.00%	03/15/59 (a)	1,420,000	1,446,622
Refunding RB Series 2018 L	5.00%	01/01/30 (a)	100,000	103,906
Refunding RB Series 2018 L	5.00%	01/01/33 (a)	135,000	139,725
Refunding RB Series 2018 L	5.00%	01/01/34 (a)	215,000	222,211
Refunding RB Series 2018 L	5.00%	01/01/35 (a)	130,000	134,186
Refunding RB Series 2018 L	4.00%	01/01/36 (a)	25,000	25,171
Refunding RB Series 2018 L	3.50%	01/01/37 (a)	325,000	316,281
Refunding RB Series 2021 O	5.00%	01/01/33 (a)	3,315,000	3,646,784
Refunding RB Series 2021 O	4.00%	01/01/41 (a)	225,000	222,049
Refunding RB Series 2021 O	4.00%	01/01/42 (a)	150,000	146,474
Refunding RB Series 2021 O	4.00%	01/01/45 (a)	750,000	703,656
Refunding RB Series 2024 P	5.00%	01/01/27	1,100,000	1,121,347
Refunding RB Series 2024 P	5.00%	01/01/34	155,000	178,133
Refunding RB Series 2024 P	5.00%	01/01/36 (a)	25,000	28,416
Refunding RB Series 2024 P	5.00%	01/01/43 (a)	165,000	178,631
Refunding RB Series 2024 P	5.00%	01/01/44 (a)	100,000	107,409
Refunding RB Series 2024 P	5.00%	01/01/49 (a)	100,000	104,420
Refunding RB Series 2024 P	5.25%	01/01/54 (a)	795,000	832,365
Refunding RB Series 2024 Q	5.00%	01/01/28	1,195,000	1,248,077
Refunding RB Series 2024 Q	5.00%	01/01/30	1,000,000	1,090,428
Refunding RB Personal Income Tax Revenue Series 2021 A1	5.00%	03/15/30	90,000	98,123
Refunding RB Personal Income Tax Revenue Series 2021 A-1	5.00%	03/15/35 (a)	250,000	270,967
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/37 (a)	5,080,000	5,100,095
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/41 (a)	250,000	242,338
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/45 (a)	220,000	204,779
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/47 (a)	500,000	454,836
Refunding RB Personal Income Tax Revenue Series 2021 A-1	3.00%	03/15/48 (a)	130,000	97,419
Refunding RB Personal Income Tax Revenue Series 2021 A-1	3.00%	03/15/49 (a)	1,000,000	742,767
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/52 (a)	695,000	612,104
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/54 (a)	500,000	436,551
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/56 (a)	335,000	290,197
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/57 (a)	350,000	302,172
Refunding RB Personal Income Tax Revenue Series 2021 A-1	4.00%	03/15/59 (a)	215,000	184,384
Refunding RB Personal Income Tax Revenue Series 2022	5.00%	03/15/40 (a)	220,000	236,479
Refunding RB Personal Income Tax Revenue Series 2022	4.00%	03/15/43 (a)	230,000	222,328
Refunding RB Personal Income Tax Revenue Series 2022	4.00%	03/15/44 (a)	235,000	224,932
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/28	45,000	47,146
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/30	220,000	239,856
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/31	4,000,000	4,430,257
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/35 (a)	380,000	419,910
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/39 (a)	190,000	205,136
Refunding RB Personal Income Tax Revenue Series 2022 A	5.00%	03/15/48 (a)	45,000	46,204
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/49 (a)	450,000	402,143
Refunding RB Personal Income Tax Revenue Series 2022 A	4.00%	03/15/51 (a)	3,395,000	3,007,952
Onondaga Civic Development Corp.
RB Syracuse University Series 2025	4.50%	12/01/50 (a)	1,000,000	977,650

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Onondaga County Trust for Cultural Resources
Refunding RB Syracuse University Series 2019	5.00%	12/01/45 (a)	500,000	516,991
Refunding RB Syracuse University Series 2019	4.00%	12/01/49 (a)	500,000	457,281
Port Authority of New York & New Jersey
RB Series 2012 175th	3.25%	12/01/42 (a)	795,000	682,059
RB Series 2019	4.00%	11/01/41 (a)	200,000	197,491
RB Series 2019	5.00%	11/01/44 (a)	2,620,000	2,722,219
RB Series 2022 237	5.00%	01/15/52 (a)	1,060,000	1,092,571
RB Series 2023 241	5.00%	07/15/41 (a)	10,000	10,914
RB Series 2023 241	5.00%	07/15/42 (a)	250,000	271,567
Refunding RB Series 2016 198	5.00%	11/15/46 (a)	25,000	25,134
Refunding RB Series 2016 198	5.25%	11/15/56 (a)	160,000	160,434
Refunding RB Series 2017	5.25%	10/15/57 (a)	200,000	201,985
Refunding RB Series 2017 205	5.00%	11/15/32 (a)	100,000	103,575
Refunding RB Series 2017 205	5.00%	11/15/34 (a)	125,000	129,169
Refunding RB Series 2018 209	5.00%	07/15/32 (a)	150,000	157,324
Refunding RB Series 2018 209	5.00%	07/15/34 (a)	65,000	67,971
Refunding RB Series 2018 209	5.00%	07/15/35 (a)	320,000	334,156
Refunding RB Series 2018 211	4.00%	09/01/43 (a)	150,000	146,631
Refunding RB Series 2019 212	4.00%	09/01/37 (a)	250,000	251,625
Refunding RB Series 2019 212th	5.00%	09/01/34 (a)	135,000	143,909
Refunding RB Series 2019 212th	4.00%	09/01/39 (a)	500,000	500,682
Refunding RB Series 2019 213	5.00%	09/01/34 (a)	200,000	213,199
Refunding RB Series 2020 222	5.00%	07/15/33 (a)	125,000	135,239
Refunding RB Series 2020 222	5.00%	07/15/34 (a)	150,000	161,721
Refunding RB Series 2020 222	5.00%	07/15/35 (a)	245,000	263,345
Refunding RB Series 2020 222	4.00%	07/15/39 (a)	100,000	100,525
Refunding RB Series 2020 222	4.00%	07/15/40 (a)	40,000	40,077
Refunding RB Series 2021 224	4.00%	07/15/41 (a)	150,000	149,806
Refunding RB Series 2021 224	4.00%	07/15/61 (a)	300,000	256,921
Refunding RB Series 2022 230	4.00%	12/01/26	25,000	25,250
Refunding RB Series 2022 233	5.25%	08/01/52 (a)	180,000	188,296
Refunding RB Series 2023 240	5.00%	07/15/53 (a)	1,200,000	1,237,872
Refunding RB Series 2023 243	5.00%	12/01/26	2,000,000	2,033,105
Refunding RB Series 2023 243	5.00%	12/01/37 (a)	90,000	100,676
Refunding RB Series 2024 244	5.00%	07/15/35 (a)	250,000	286,441
Refunding RB Series 2024 244	5.00%	07/15/38 (a)	2,000,000	2,234,963
Refunding RB Series 2024 244	5.00%	07/15/39 (a)	145,000	161,087
Refunding RB Series 2024 244	5.00%	07/15/49 (a)	2,465,000	2,570,917
Refunding RB Series 2024 245	5.00%	09/01/37 (a)	65,000	73,437
Refunding RB Series 2024 245	5.00%	09/01/49 (a)	1,000,000	1,043,856
Refunding RB Series 2024 245	5.00%	09/01/54 (a)	250,000	258,814
Refunding RB Series 2025 248	5.00%	01/15/50 (a)	240,000	250,259
Refunding RB Series 2025 250	5.00%	10/15/28	2,250,000	2,393,594
Refunding RB Series 2025 250	5.00%	10/15/31	1,395,000	1,563,858
Refunding RB Series 2025 250	5.00%	10/15/32	1,000,000	1,133,912
Refunding RB Series 2025 250	5.00%	10/15/39 (a)	1,000,000	1,123,185
State of New York
GO Bonds Series 2013 A	3.50%	03/01/43 (a)	45,000	41,608
Refunding GO Bonds Series 2025 A	5.00%	03/15/38 (a)	150,000	171,924

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Suffolk County Water Authority
RB Series 2018 A	3.25%	06/01/43 (a)	250,000	219,642
Refunding RB Series 2015	4.00%	06/01/31 (a)	100,000	100,104
Refunding RB Series 2015	3.00%	06/01/32 (a)	100,000	100,006
Triborough Bridge & Tunnel Authority
RB Series 2015 A	5.00%	11/15/50 (a)	125,000	125,009
RB Series 2017 C-2	5.00%	11/15/42 (a)	3,500,000	3,577,597
RB Series 2018 A	5.00%	11/15/45 (a)	200,000	204,477
RB Series 2018 A	4.00%	11/15/47 (a)	200,000	181,587
RB Series 2018 A	4.00%	11/15/48 (a)	1,000,000	897,330
RB Series 2020 A	5.00%	11/15/49 (a)	1,150,000	1,177,834
RB Series 2020 A	4.00%	11/15/54 (a)	1,655,000	1,450,533
RB Series 2020 A	5.00%	11/15/54 (a)	3,000,000	3,060,033
RB Series 2021 A	5.00%	11/15/51 (a)	140,000	142,724
RB Series 2021 A	4.00%	11/15/56 (a)	375,000	324,881
RB Series 2022 A	5.00%	11/15/42 (a)	30,000	31,747
RB Series 2022 A	5.00%	11/15/47 (a)	290,000	300,006
RB Series 2022 A	5.50%	11/15/57 (a)	1,000,000	1,047,262
RB Series 2023 B-1	5.00%	11/15/48 (a)	325,000	335,657
RB Series 2024 A-1	5.25%	11/15/51 (a)	200,000	209,576
RB Series 2024 A-1	4.00%	11/15/54 (a)	35,000	30,676
RB Series 2025 A	5.00%	02/01/28	2,000,000	2,085,570
RB Series 2025 A	5.00%	03/01/28	235,000	245,854
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-1A	4.00%	05/15/46 (a)	100,000	93,448
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-1A	5.00%	05/15/51 (a)	120,000	122,621
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C3	3.00%	05/15/51 (a)	500,000	367,042
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-3	2.50%	05/15/51 (a)	310,000	189,035
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-3	4.00%	05/15/51 (a)	125,000	109,232
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	4.00%	05/15/26	100,000	100,191
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/26	465,000	466,451
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	4.00%	05/15/27	300,000	305,192
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/28	460,000	484,458
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/29	200,000	215,016
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/31	1,280,000	1,419,293
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 B	5.00%	05/15/32	155,000	173,519
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	5.25%	05/15/41 (a)	45,000	48,758
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	5.00%	05/15/42 (a)	100,000	106,515
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	5.00%	05/15/47 (a)	395,000	407,011
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	4.13%	05/15/52 (a)	1,000,000	898,008
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 C	5.25%	05/15/52 (a)	330,000	341,278
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 D-2	4.50%	05/15/47 (a)	20,000	19,713
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 D-2	5.25%	05/15/47 (a)	550,000	577,007
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 D-2	4.50%	05/15/52 (a)	1,000,000	948,313
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 D-2	5.50%	05/15/52 (a)	645,000	677,703

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 B	5.00%	11/15/28 (a)	570,000	603,464
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 B	5.00%	11/15/33 (a)	245,000	279,768
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 A	5.00%	05/15/49 (a)	170,000	175,462
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 A	5.00%	05/15/54 (a)	150,000	153,237
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 B	5.00%	03/15/27	2,405,000	2,459,742
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2025 B-1	5.00%	03/15/27	2,770,000	2,833,050
RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2025 B-2	5.00%	03/15/29	1,000,000	1,071,555
RB Real Estate Transfer Tax Series 2025 A	5.00%	12/01/37 (a)	150,000	169,395
RB Real Estate Transfer Tax Series 2025 A	5.00%	12/01/38 (a)	50,000	55,935
RB Real Estate Transfer Tax Series 2025 A	5.00%	12/01/42 (a)	500,000	543,904
RB Real Estate Transfer Tax Series 2025 A	5.00%	12/01/44 (a)	500,000	534,961
RB Real Estate Transfer Tax Series 2025 A	5.25%	12/01/47 (a)	2,085,000	2,214,786
RB Real Estate Transfer Tax Series 2025 A	5.25%	12/01/54 (a)	1,050,000	1,093,752
RB Real Estate Transfer Tax Series 2025 A	5.50%	12/01/59 (a)	4,775,000	5,056,063
Refunding RB Series 2005 B-4A	2.70%	01/01/32 (a)(c)(f)	450,000	450,000
Refunding RB Series 2012 B	3.14%	11/15/32 (d)	700,000	563,355
Refunding RB Series 2013 A	4.54%	11/15/31 (d)	305,000	253,847
Refunding RB Series 2016 A	5.00%	11/15/31 (a)	415,000	415,955
Refunding RB Series 2016 A	5.00%	11/15/46 (a)	100,000	100,060
Refunding RB Series 2017 B	5.00%	11/15/27 (a)	65,000	66,787
Refunding RB Series 2017 B	5.00%	11/15/28	265,000	282,139
Refunding RB Series 2017 B	5.00%	11/15/29 (a)	25,000	25,654
Refunding RB Series 2017 B	5.00%	11/15/31 (a)	500,000	512,245
Refunding RB Series 2017 B	5.00%	11/15/33 (a)	500,000	511,333
Refunding RB Series 2017 B	5.00%	11/15/34 (a)	200,000	204,333
Refunding RB Series 2017 B	5.00%	11/15/35 (a)	300,000	306,193
Refunding RB Series 2017 B	5.00%	11/15/36 (a)	480,000	489,391
Refunding RB Series 2017 B	5.00%	11/15/37 (a)	310,000	315,775
Refunding RB Series 2017 B	5.00%	11/15/38 (a)	500,000	508,906
Refunding RB Series 2017 C-1	5.00%	11/15/28	335,000	356,666
Refunding RB Series 2018 B	5.00%	11/15/28	305,000	324,726
Refunding RB Series 2018 B	5.00%	11/15/30	50,000	55,193
Refunding RB Series 2018 C	5.00%	11/15/37 (a)	185,000	193,248
Refunding RB Series 2023 A	5.00%	11/15/26	1,700,000	1,727,566
Refunding RB Series 2023 A	5.00%	11/15/28	200,000	212,935
Refunding RB Series 2023 A	5.00%	11/15/29	1,240,000	1,345,749
Refunding RB Series 2023 A	5.00%	11/15/31	120,000	134,423
Refunding RB Series 2023 A	5.00%	11/15/36 (a)	135,000	148,610
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 A-1	4.00%	05/15/46 (a)	1,350,000	1,254,705
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 A-1	5.00%	05/15/51 (a)	2,050,000	2,091,226
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2021 C-2	3.00%	05/15/32 (a)	25,000	24,886
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	5.00%	05/15/47 (a)	135,000	138,886
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	4.00%	05/15/51 (a)	175,000	151,685
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	5.00%	05/15/52	500,000	533,432

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 A	5.00%	05/15/57 (a)	250,000	253,124
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 E-1	5.00%	11/15/27 (a)	525,000	543,028
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 E-2B	5.00%	11/15/27 (a)	275,000	284,443
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2022 E-2B	5.00%	11/15/32 (a)	330,000	370,793
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 A	5.00%	11/15/26	2,285,000	2,321,339
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 A	5.00%	11/15/34 (a)	65,000	73,128
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 C	5.00%	11/15/34 (a)	30,000	33,986
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 C	5.00%	11/15/36 (a)	95,000	105,978
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2023 C	5.25%	11/15/40 (a)	115,000	127,538
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 B	4.13%	05/15/54 (a)	670,000	594,777
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 B-1	5.25%	05/15/54 (a)	3,200,000	3,337,651
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 B-2	5.00%	05/15/31 (a)	2,165,000	2,395,826
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 C	5.00%	11/15/34	2,225,000	2,544,666
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 C	5.00%	11/15/35 (a)	2,000,000	2,277,268
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 C	5.00%	11/15/36 (a)	4,250,000	4,802,568
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2024 C	5.00%	11/15/38 (a)	275,000	307,072
Refunding RB Metropolitan Transportation Authority Payroll Mobility Tax Revenue Series 2026	5.25%	11/15/50 (a)	650,000	687,778
Triborough Bridge & Tunnel Authority Sales Tax Revenue
RB Series 2022 A	4.00%	05/15/52 (a)	200,000	176,814
RB Series 2022 A	5.25%	05/15/52 (a)	260,000	269,659
RB Series 2022 A	4.00%	05/15/57 (a)	500,000	435,276
RB Series 2022 A	5.25%	05/15/57 (a)	500,000	516,580
RB Series 2022 A	5.25%	05/15/62 (a)	410,000	422,418
RB Series 2023 A	4.13%	05/15/53 (a)	150,000	135,722
RB Series 2023 A	4.25%	05/15/58 (a)	350,000	320,155
RB Series 2023A	4.00%	05/15/48 (a)	1,000,000	912,791
RB Series 2024 A-1	5.00%	05/15/49 (a)	1,000,000	1,032,423
RB Series 2024 A-1	4.00%	05/15/54 (a)	150,000	131,400
RB Series 2024 A-1	5.00%	05/15/54 (a)	1,000,000	1,021,480
RB Series 2024 A-1	5.25%	05/15/59 (a)	2,545,000	2,638,248
RB Series 2024 A-1	4.13%	05/15/64 (a)	470,000	414,628
RB Series 2024 A-1	5.25%	05/15/64 (a)	1,250,000	1,290,686
Troy Capital Resource Corp.
Refunding RB Rensselaer Polytechnic Institute Series 2020 A	4.00%	09/01/40 (a)	200,000	190,052
Trust for Cultural Resources of The City of New York
Refunding RB Lincoln Center for the Performing Arts, Inc. Series 2020 A	4.00%	12/01/33 (a)	250,000	257,036

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Utility Debt Securitization Authority
Refunding RB Series 2016 A	5.00%	12/15/28 (a)	200,000	200,915
Refunding RB Series 2022 TE	5.00%	12/15/30	125,000	135,994
Refunding RB Series 2022 TE	5.00%	06/15/31	85,000	93,687
Refunding RB Series 2022 TE	5.00%	12/15/31	195,000	217,700
Refunding RB Series 2022 TE	5.00%	12/15/38 (a)	105,000	115,900
Refunding RB Series 2022 TE	5.00%	12/15/39 (a)	230,000	251,961
Refunding RB Series 2023 1	5.00%	06/15/30 (a)	1,100,000	1,156,982
Refunding RB Series 2023 1	5.00%	12/15/30 (a)	100,000	106,116
Refunding RB Series 2025 TE-2	5.00%	06/15/32 (a)	1,780,000	1,943,924
Refunding RB Series 2025 TE-2	5.00%	12/15/32 (a)	120,000	131,812
Refunding RB Series 2025 TE-2	5.00%	06/15/33 (a)	1,000,000	1,108,428
Refunding RB Series 2025 TE-2	5.00%	06/15/34 (a)	2,000,000	2,246,101
Refunding RB Series 2025 TE-2	5.00%	12/15/35 (a)	1,200,000	1,368,933
Refunding RB Series 2025 TE-2	5.00%	12/15/39 (a)	1,750,000	1,986,711
Refunding RB Series 2025 TE-2	5.00%	12/15/40 (a)	1,400,000	1,577,873
				901,494,006
NORTH CAROLINA 0.8%
City of Charlotte
Refunding COP Series 2021 A	3.00%	06/01/48 (a)	170,000	124,394
City of Charlotte Airport Revenue
RB Series 2022 A	4.00%	07/01/52 (a)	500,000	460,308
Refunding RB Series 2025 A	5.00%	07/01/50 (a)	500,000	516,906
Refunding RB Series 2025 A	5.25%	07/01/55 (a)	1,000,000	1,048,552
City of Charlotte Water & Sewer System Revenue
RB Series 2024	5.00%	07/01/54 (a)	250,000	258,749
City of Raleigh Combined Enterprise System Revenue
Refunding RB Series 2023	5.00%	09/01/48 (a)	250,000	261,974
County of Guilford
GO Bonds Series 2025	5.00%	03/01/31	25,000	27,685
GO Bonds Series 2025	5.00%	03/01/32	2,500,000	2,809,379
GO Bonds Series 2025	5.00%	03/01/33	1,290,000	1,466,046
GO Bonds Series 2025	5.00%	03/01/37 (a)	2,500,000	2,840,710
County of Union Enterprise System Revenue
RB Series 2021	3.00%	06/01/46 (a)	1,100,000	859,787
County of Wake
Refunding GO Bonds Series 2023 A	5.00%	05/01/34 (a)	5,000,000	5,637,036
North Carolina Capital Facilities Finance Agency
Refunding RB Duke University Series 2016 B	5.00%	07/01/42 (a)	100,000	100,706
North Carolina Municipal Power Agency No. 1
Refunding RB Series 2015 A	5.00%	01/01/27 (a)	60,000	60,138
Refunding RB Series 2015 A	5.00%	01/01/28 (a)	1,100,000	1,107,569
North Carolina State University at Raleigh
Refunding RB Series 2020 A	5.00%	10/01/30 (a)	155,000	168,464
North Carolina Turnpike Authority
RB Series 2009 B	3.89%	01/01/37 (c)(d)	25,000	16,313
RB Series 2019	4.58%	01/01/40 (a)(d)	200,000	109,074
RB Series 2019	4.56%	01/01/41 (a)(d)	195,000	100,244
RB Series 2019	4.99%	01/01/45 (a)(d)	100,000	39,717
RB Series 2019	4.79%	01/01/49 (a)(d)	1,750,000	551,314

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2019	5.00%	01/01/49 (a)	1,320,000	1,330,567
RB Series 2019	4.00%	01/01/55 (a)	200,000	169,964
RB Series 2024 A	5.00%	01/01/58 (a)(c)	1,555,000	1,555,747
Refunding RB Series 2017 A	5.00%	07/01/54 (a)	200,000	193,613
Refunding RB Series 2018	4.00%	01/01/37 (a)(c)	40,000	40,038
Refunding RB Series 2018	4.00%	01/01/41 (a)(c)	140,000	137,657
State of North Carolina
GO Bonds Series 2019 B	5.00%	06/01/29	130,000	139,798
RB Series 2019	5.00%	03/01/27	25,000	25,576
RB Series 2019	5.00%	03/01/30 (a)	200,000	212,804
RB Series 2019	5.00%	03/01/31 (a)	125,000	132,451
RB Series 2019	5.00%	03/01/32 (a)	200,000	211,540
RB Series 2019	5.00%	03/01/33 (a)	35,000	36,926
RB Series 2019	5.00%	03/01/34 (a)	380,000	399,919
RB Highway Trust Fund Series 2020 B	5.00%	05/01/27	600,000	616,282
RB Highway Trust Fund Series 2020 B	5.00%	05/01/28	30,000	31,530
RB Highway Trust Fund Series 2020 B	5.00%	05/01/29	50,000	53,591
RB Highway Trust Fund Series 2020 B	5.00%	05/01/31 (a)	225,000	244,268
RB Highway Trust Fund Series 2020 B	3.00%	05/01/32 (a)	25,000	24,378
RB Highway Trust Fund Series 2020 B	5.00%	05/01/32 (a)	275,000	297,804
RB Highway Trust Fund Series 2020 B	5.00%	05/01/33 (a)	320,000	345,310
RB Highway Trust Fund Series 2020 B	3.00%	05/01/34 (a)	30,000	28,684
Refunding GO Bonds Series 2025 C	5.00%	06/01/33	500,000	568,958
Refunding GO Bonds Series 2025 C	5.00%	06/01/34	500,000	572,802
Refunding RB Series 2014 B	5.00%	06/01/26	95,000	95,400
Refunding RB Series 2017 B	5.00%	05/01/26	195,000	195,410
Refunding RB Series 2017 B	5.00%	05/01/27	330,000	338,955
Refunding RB Series 2017 B	5.00%	05/01/28 (a)	1,035,000	1,062,783
Refunding RB Series 2017 B	5.00%	05/01/29 (a)	80,000	82,069
Refunding RB Series 2025	5.00%	03/01/28	115,000	120,334
Refunding RB Series 2025	5.00%	03/01/29	1,000,000	1,067,785
Refunding RB Series 2025	5.00%	03/01/30	425,000	461,227
				29,359,235
OHIO 0.9%
American Municipal Power, Inc.
Refunding RB Fremont Energy Center Revenue Series 2021 A	5.00%	02/15/34 (a)	125,000	134,665
Refunding RB Fremont Energy Center Revenue Series 2021 A	4.00%	02/15/37 (a)	155,000	156,194
Refunding RB Fremont Energy Center Revenue Series 2021 A	4.00%	02/15/38 (a)	250,000	250,657
Refunding RB Prairie State Energy Campus Revenue Series 2019 C	4.00%	02/15/39 (a)	525,000	522,864
Refunding RB Prairie State Energy Campus Revenue Series 2021 A	4.00%	02/15/34 (a)	65,000	66,264
Refunding RB Prairie State Energy Campus Revenue Series 2021 A	4.00%	02/15/36 (a)	345,000	348,616
Refunding RB Prairie State Energy Campus Revenue Series 2023 A	5.00%	02/15/38 (a)	110,000	119,855
Bedford City School District
GO Bonds Series 2025	5.50%	12/01/55 (a)(c)	235,000	244,220
Brunswick City School District
GO Bonds Series 2023	5.50%	12/01/60 (a)(c)	60,000	62,339
City of Columbus
Refunding GO Bonds Series 2016 1	5.00%	07/01/26	125,000	125,793
Refunding GO Bonds Series 2017 1	5.00%	04/01/29 (a)	100,000	103,658

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Columbus Sewerage Revenue
Refunding RB Series 2015	5.00%	06/01/29 (a)	85,000	85,332
Columbus Regional Airport Authority
Refunding RB Series 2025 B	5.25%	01/01/55 (a)	500,000	515,572
County of Hamilton Sales Tax Revenue
Refunding RB Series 2016 A	5.00%	12/01/30 (a)	310,000	315,160
Refunding RB Series 2016 A	4.00%	12/01/31 (a)	450,000	452,850
JobsOhio Beverage System
Refunding RB Series 2025 A	5.00%	01/01/37 (a)	875,000	994,130
Refunding RB Series 2025 A	5.00%	01/01/53 (a)	375,000	385,400
North Ridgeville City School District
GO Bonds Series 2024	4.50%	12/01/61 (a)	250,000	234,757
Northeast Ohio Regional Sewer District
Refunding RB Series 2017	3.25%	11/15/40 (a)	290,000	260,571
Refunding RB Series 2017	4.00%	11/15/43 (a)	1,125,000	1,109,123
Ohio Higher Educational Facility Commission
RB Oberlin College Series 2023 A	5.00%	10/01/48 (a)	250,000	256,902
RB Oberlin College Series 2023 A	5.25%	10/01/53 (a)	145,000	149,626
Refunding RB Case Western Reserve University Series 2016	5.00%	12/01/40 (a)	200,000	201,354
Refunding RB John Carroll University Series 2022	4.00%	10/01/52 (a)	75,000	56,847
Ohio State University
RB Series 2023 B	5.00%	12/01/33 (a)	95,000	106,736
Refunding RB Series 2020 A	5.00%	12/01/29	140,000	151,348
Refunding RB Series 2026 A	5.00%	06/01/35	3,195,000	3,667,617
Ohio Turnpike & Infrastructure Commission
RB Series 2013 A-2	3.79%	02/15/36 (d)	300,000	212,817
RB Series 2018 A	5.00%	02/15/30 (a)	290,000	302,234
RB Series 2018 A	4.00%	02/15/32 (a)	125,000	127,182
RB Series 2018 A	5.00%	02/15/32 (a)	200,000	207,767
RB Series 2018 A	5.00%	02/15/33 (a)	205,000	212,619
RB Series 2021 A	5.00%	02/15/46 (a)	5,200,000	5,391,978
Refunding RB Series 2022 A	5.00%	02/15/31	50,000	54,996
Refunding RB Series 2022 A	5.00%	02/15/39 (a)	105,000	113,880
Ohio University
Refunding RB Series 2017 A	5.00%	12/01/44 (a)	400,000	404,137
Ohio Water Development Authority
RB Series 2018	5.00%	06/01/28 (a)	535,000	560,232
RB Drinking Water Assistance Fund Series 2019	5.00%	12/01/29 (a)	465,000	501,558
RB Drinking Water Assistance Fund Series 2023 A	5.00%	12/01/33 (a)	4,000,000	4,547,488
RB Drinking Water Assistance Fund Series 2024 A	5.00%	12/01/41 (a)	600,000	655,921
RB Drinking Water Assistance Fund Series 2024 A	5.00%	12/01/44 (a)	50,000	53,605
RB Fresh Water Fund Series 2024 A	5.00%	06/01/31	500,000	554,778
Ohio Water Development Authority Water Pollution Control Loan Fund
RB Series 2024 C	2.70%	12/01/54 (a)(c)(f)	500,000	500,000
RB Series 2024 D	5.00%	12/01/35 (a)	100,000	114,023
RB Series 2024 D	5.00%	12/01/36 (a)	55,000	62,222
RB Series 2024 E	5.00%	12/01/30	350,000	385,648
RB Series 2025	5.00%	12/01/35 (a)	1,250,000	1,434,351
Refunding RB Series 2023 A	5.00%	12/01/27	20,000	20,831

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Port of Greater Cincinnati Development Authority
Refunding RB Series 2024 B	4.25%	12/01/48 (a)(c)	60,000	56,032
Refunding RB Series 2024 B	5.00%	12/01/53 (a)	500,000	501,564
Refunding RB Series 2024 B	4.38%	12/01/58 (a)(c)	250,000	230,955
Shaker Heights City School District
GO Bonds Series 2024	5.25%	12/15/59 (a)	150,000	156,474
State of Ohio
RB Series 2018 1	5.00%	12/15/27	110,000	114,578
Refunding GO Bonds Series 2017 B	5.00%	09/15/28	375,000	397,376
Refunding GO Bonds Series 2017 U	5.00%	05/01/26	75,000	75,158
Refunding GO Bonds Series 2017 U	5.00%	05/01/27	260,000	267,084
Refunding GO Bonds Series 2021 B	5.00%	09/15/29	205,000	221,376
Refunding GO Bonds Series 2021 B	5.00%	09/15/31	30,000	33,412
Refunding GO Bonds Series 2025 B	5.00%	11/01/32	440,000	496,622
Refunding GO Bonds Series 2025 B	5.00%	09/15/34	1,000,000	1,147,261
University of Cincinnati
RB Series 2024 A	5.00%	06/01/49 (a)	295,000	302,344
RB Series 2024 A	5.25%	06/01/49 (a)	80,000	83,271
				31,580,224
OKLAHOMA 0.6%
Canadian County Educational Facilities Authority
RB Independent School District No. 69 Mustang Series 2017	3.00%	09/01/29 (a)	100,000	99,302
RB Independent School District No. 69 Mustang Series 2023 A	5.25%	09/01/34 (a)	280,000	314,116
Cleveland County Educational Facilities Authority
RB Independent School District No. 2 Moore Series 2021	4.00%	06/01/27	225,000	228,261
Grand River Dam Authority
RB Electric System Revenue Series 2023	5.00%	06/01/38 (a)	220,000	238,203
RB Electric System Revenue Series 2023	5.00%	06/01/39 (a)	50,000	53,854
Refunding RB Series 2016 A	5.00%	06/01/28 (a)	35,000	35,522
Refunding RB Series 2016 A	5.00%	06/01/30 (a)	180,000	182,648
Refunding RB Series 2016 A	5.00%	06/01/31 (a)	75,000	76,088
Refunding RB Series 2016 A	5.00%	06/01/32 (a)	45,000	45,632
Refunding RB Series 2024 A	5.00%	06/01/39 (a)	95,000	103,199
Refunding RB Series 2024 A	5.00%	06/01/41 (a)	570,000	612,125
Oklahoma Capitol Improvement Authority
RB Series 2020 B	4.00%	07/01/50 (a)	100,000	89,522
Oklahoma City Water Utilities Trust
RB Series 2024	5.00%	07/01/54 (a)	4,000,000	4,123,280
Oklahoma County Finance Authority
RB Independent School District No. 4 Choctaw-Nicoma Park Series 2023	5.00%	09/01/36 (a)	685,000	740,951
Oklahoma County Independent School District No. 89 Oklahoma City
GO Bonds Series 2023 A	3.00%	07/01/26	375,000	375,377
GO Bonds Series 2024 A	1.25%	07/01/26	400,000	398,675
GO Bonds Series 2024 A	4.00%	07/01/27	45,000	45,747
Oklahoma Industries Authority
RB Oklahoma County Independent School District No. 89 Oklahoma City Series 2024	5.00%	04/01/32	965,000	1,070,457
Oklahoma Municipal Power Authority
Refunding RB Series 2025 A	5.25%	01/01/56 (a)	1,000,000	1,047,233

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oklahoma Turnpike Authority
RB Series 2017 A	4.00%	01/01/47 (a)	110,000	102,043
RB Series 2017 C	4.00%	01/01/42 (a)	850,000	846,995
RB Series 2018 A	4.00%	01/01/48 (a)	100,000	93,572
RB Series 2023	5.50%	01/01/53 (a)	340,000	357,621
RB Series 2025 A	5.00%	01/01/39 (a)	120,000	132,254
RB Series 2025 A	5.25%	01/01/47 (a)	2,000,000	2,121,111
RB Series 2025 A	5.50%	01/01/54 (a)	2,765,000	2,945,098
Refunding RB Series 2017 D	5.00%	01/01/27	125,000	127,322
Refunding RB Series 2017 D	5.00%	01/01/28	75,000	78,082
Refunding RB Series 2020 A	5.00%	01/01/30	35,000	37,683
Oklahoma Water Resources Board
RB Series 2021	5.00%	04/01/51 (a)	150,000	153,320
RB Series 2024 B	4.25%	10/01/50 (a)	500,000	483,925
RB Drinking Water State Revolving Fund Series 2023 A	4.00%	04/01/48 (a)	255,000	234,629
RB Drinking Water State Revolving Fund Series 2023 A	4.13%	04/01/53 (a)	200,000	183,021
RB State Revolving Fund Series 2025 A	5.25%	04/01/50 (a)	750,000	791,411
RB State Revolving Fund Series 2025 A	5.00%	04/01/55 (a)	500,000	510,955
University of Oklahoma
RB Series 2021 A	5.00%	07/01/46 (a)(c)	135,000	139,107
RB Series 2021 A	4.00%	07/01/51 (a)(c)	275,000	248,370
Refunding RB Series 2024 A	5.00%	07/01/49 (a)(c)	150,000	154,136
				19,620,847
OREGON 0.6%
City of Portland Sewer System Revenue
Refunding RB Series 2023 A	5.00%	12/01/47 (a)	100,000	104,297
Refunding RB Series 2025 A	5.00%	10/01/54 (a)	530,000	544,585
Clackamas County School District No. 12 North Clackamas
GO Bonds Series 2017 A	4.02%	06/15/36 (a)(c)(d)	50,000	32,190
GO Bonds Series 2017 A	4.15%	06/15/38 (a)(c)(d)	500,000	291,806
GO Bonds Series 2017 B	5.00%	06/15/37 (a)(c)	200,000	203,977
County of Multnomah
GO Bonds Series 2021 A	5.00%	06/15/29	60,000	64,551
Deschutes Public Library District
GO Bonds Series 2021	3.00%	12/01/41 (a)	300,000	257,475
Hillsboro School District No. 1J
GO Bonds Series 2017	5.00%	06/15/38 (a)(c)	25,000	25,470
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
GO Bonds Series 2017 B	5.00%	06/15/37 (a)(c)	50,000	50,994
Multnomah County School District No. 1J Portland
GO Bonds Series 2020	5.00%	06/15/26 (c)	100,000	100,509
GO Bonds Series 2020	5.00%	06/15/28 (c)	105,000	110,624
GO Bonds Series 2026	5.00%	06/15/53 (a)(c)	500,000	516,432
GO Bonds Series 2026	4.50%	06/15/55 (a)(c)	300,000	293,239
Multnomah County School District No. 40
GO Bonds Series 2023 A	4.73%	06/15/51 (a)(c)(d)	2,000,000	546,828
Oregon City School District No. 62
GO Bonds Series 2018 B	5.00%	06/15/49 (a)(c)	150,000	152,273
GO Bonds Series 2025 B	5.00%	06/15/49 (a)(c)	250,000	261,581

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Oregon State Lottery
Refunding RB Series 2025 A	5.00%	04/01/29	900,000	964,478
Salem-Keizer School District No. 24J
GO Bonds Series 2009 B	3.22%	06/15/29 (c)(d)	70,000	63,565
GO Bonds Series 2018	5.00%	06/15/37 (a)(c)	75,000	77,738
GO Bonds Series 2020 A	3.90%	06/15/40 (a)(c)(d)	1,000,000	534,711
State of Oregon
GO Bonds Series 2023 A	5.00%	05/01/34 (a)	140,000	157,424
GO Bonds Series 2023 A	5.00%	05/01/36 (a)	30,000	33,334
GO Bonds Series 2023 A	5.00%	05/01/37 (a)	75,000	82,818
GO Bonds Series 2023 A	5.00%	05/01/38 (a)	75,000	82,361
GO Bonds Series 2023 A	5.00%	05/01/43 (a)	110,000	117,915
GO Bonds Series 2023 A	5.00%	05/01/48 (a)	120,000	124,532
Refunding GO Bonds Series 2025 A	5.00%	05/01/27	140,000	143,845
State of Oregon Department of Transportation
RB Series 2020 A	5.00%	11/15/40 (a)	430,000	455,388
RB Series 2022 A	5.25%	11/15/47 (a)	10,000	10,564
RB Series 2023 A	5.00%	11/15/42 (a)	100,000	107,683
Refunding RB Series 2019 A	5.00%	11/15/36 (a)	200,000	211,808
Refunding RB Series 2019 A	5.00%	11/15/37 (a)	1,000,000	1,055,736
Refunding RB Series 2024 A	5.00%	11/15/33	6,500,000	7,408,673
Refunding RB Series 2024 A	5.00%	11/15/34	750,000	861,424
Tri-County Metropolitan Transportation District of Oregon
RB Payroll Tax Revenue Series 2018 A	5.00%	09/01/43 (a)(b)	100,000	103,466
University of Oregon
RB Series 2020 A	5.00%	04/01/50 (a)	470,000	479,596
Refunding RB Series 2026 A	5.00%	04/01/36	545,000	627,286
Washington & Multnomah Counties School District No. 48J Beaverton
GO Bonds Series 2022 A	4.80%	06/15/48 (a)(c)(d)	4,000,000	1,335,980
GO Bonds Series 2022 B	5.00%	06/15/52 (a)(c)	1,750,000	1,787,867
GO Bonds Series 2025 A	4.98%	06/15/42 (a)(c)(d)	1,000,000	469,396
GO Bonds Series 2025 A	5.07%	06/15/43 (a)(c)(d)	1,000,000	440,721
GO Bonds Series 2025 A	5.21%	06/15/45 (a)(c)(d)	1,000,000	387,552
				21,682,692
PENNSYLVANIA 3.0%
Allegheny County Higher Education Building Authority
RB Duquesne University of the Holy Spirit Series 2026	4.50%	03/01/50 (a)	290,000	276,298
Allegheny County Sanitary Authority
RB Series 2018	5.00%	06/01/43 (a)	150,000	153,384
RB Series 2018	4.00%	06/01/48 (a)	70,000	64,206
Refunding RB Series 2024	4.00%	12/01/49 (a)	115,000	102,420
Refunding RB Series 2025	5.00%	12/01/50 (a)	2,000,000	2,060,912
Refunding RB Series 2025	5.00%	12/01/55 (a)	300,000	306,176
Chester County Industrial Development Authority
RB Longwood Gardens, Inc. Series 2021	4.00%	12/01/46 (a)	300,000	276,809
City of Philadelphia
GO Bonds Series 2025 A	5.00%	08/01/42 (a)	500,000	544,511
GO Bonds Series 2025 A	5.25%	08/01/45 (a)	145,000	157,821
Refunding GO Bonds Series 2025 C	5.00%	08/01/28	500,000	526,705

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2025 C	5.00%	08/01/29	470,000	504,533
Refunding GO Bonds Series 2025 C	5.00%	08/01/32	500,000	560,073
City of Philadelphia Water & Wastewater Revenue
RB Series 2018 A	5.00%	10/01/43 (a)	30,000	30,865
RB Series 2018 A	5.00%	10/01/48 (a)	25,000	25,348
RB Series 2018 A	5.00%	10/01/53 (a)	80,000	80,824
RB Series 2019 B	5.00%	11/01/44 (a)	3,070,000	3,170,036
RB Series 2019 B	5.00%	11/01/49 (a)	200,000	203,874
RB Series 2021 C	5.00%	10/01/46 (a)	225,000	232,174
RB Series 2021 C	4.00%	10/01/51 (a)	300,000	264,316
RB Series 2024 C	5.00%	09/01/37 (a)	90,000	100,627
RB Series 2024 C	5.00%	09/01/38 (a)	150,000	166,719
RB Series 2024 C	5.00%	09/01/39 (a)	780,000	860,933
RB Series 2024 C	5.25%	09/01/49 (a)	315,000	332,947
RB Series 2024 C	5.25%	09/01/54 (a)	100,000	104,265
Refunding RB Series 2023 B	5.00%	09/01/28 (c)	85,000	89,710
Commonwealth of Pennsylvania
GO Bonds Series 2020-1	3.00%	05/01/35 (a)	500,000	477,958
GO Bonds Series 2016 1st	3.13%	02/01/36 (a)(c)	505,000	482,826
GO Bonds Series 2016 2nd	4.00%	09/15/30 (a)	100,000	100,456
GO Bonds Series 2016 2nd	4.00%	09/15/31 (a)	35,000	35,151
GO Bonds Series 2016 2nd	4.00%	09/15/32 (a)	125,000	125,512
GO Bonds Series 2016 2nd	3.00%	09/15/33 (a)(c)	100,000	95,864
GO Bonds Series 2016 2nd	4.00%	09/15/34 (a)	25,000	25,083
GO Bonds Series 2016 2nd	3.00%	09/15/35 (a)	525,000	498,649
GO Bonds Series 2016 2nd	3.00%	09/15/36 (a)	270,000	255,199
GO Bonds Series 2018 1st	5.00%	03/01/27	250,000	255,712
GO Bonds Series 2018 1st	5.00%	03/01/32 (a)	175,000	181,860
GO Bonds Series 2018 1st	4.00%	03/01/34 (a)(c)	1,000,000	1,016,375
GO Bonds Series 2018 1st	4.00%	03/01/36 (a)	8,205,000	8,302,973
GO Bonds Series 2018 1st	3.75%	03/01/39 (a)(c)	100,000	99,375
GO Bonds Series 2020	2.00%	05/01/39 (a)	230,000	171,560
GO Bonds Series 2020 1	2.13%	05/01/40 (a)	85,000	62,434
GO Bonds Series 2021 1st	3.00%	05/15/34 (a)	260,000	251,472
GO Bonds Series 2021 1st	2.00%	05/15/37 (a)	330,000	259,269
GO Bonds Series 2021 1st	2.00%	05/15/38 (a)	40,000	30,541
GO Bonds Series 2021 1st	2.00%	05/15/39 (a)	25,000	18,477
GO Bonds Series 2021 1st	2.00%	05/15/40 (a)	305,000	220,504
GO Bonds Series 2021 1st	2.00%	05/15/41 (a)	150,000	104,763
GO Bonds Series 2022	5.00%	10/01/26	250,000	253,121
GO Bonds Series 2022	5.00%	10/01/28	210,000	222,428
GO Bonds Series 2022	5.00%	10/01/30	75,000	82,164
GO Bonds Series 2022	5.00%	10/01/34 (a)	50,000	55,530
GO Bonds Series 2022	5.00%	10/01/38 (a)	150,000	163,164
GO Bonds Series 2022	5.00%	10/01/40 (a)	25,000	26,997
GO Bonds Series 2023 1st	5.00%	09/01/26	1,000,000	1,010,390
GO Bonds Series 2023 1st	5.00%	09/01/27	740,000	765,862
GO Bonds Series 2023 1st	5.00%	09/01/28	110,000	116,308
GO Bonds Series 2023 1st	5.00%	09/01/29	200,000	215,483
GO Bonds Series 2023 1st	5.00%	09/01/30	200,000	218,829
GO Bonds Series 2023 1st	5.00%	09/01/31	625,000	692,368

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023 1st	5.00%	09/01/32	320,000	358,157
GO Bonds Series 2023 1st	5.00%	09/01/35 (a)	380,000	424,662
GO Bonds Series 2023 1st	5.00%	09/01/36 (a)	250,000	277,404
GO Bonds Series 2023 1st	5.00%	09/01/38 (a)	500,000	549,178
GO Bonds Series 2023 1st	5.00%	09/01/39 (a)	115,000	125,804
GO Bonds Series 2023 1st	4.00%	09/01/40 (a)	4,350,000	4,386,258
GO Bonds Series 2023 1st	4.00%	09/01/41 (a)	3,000,000	3,016,546
GO Bonds Series 2023 1st	4.00%	09/01/42 (a)	100,000	100,103
GO Bonds Series 2024 1st	5.00%	08/15/27	1,490,000	1,540,476
GO Bonds Series 2024 1st	5.00%	08/15/29	345,000	371,409
GO Bonds Series 2024 1st	5.00%	08/15/31	65,000	71,962
GO Bonds Series 2024 1st	5.00%	08/15/33	40,000	45,209
GO Bonds Series 2024 1st	5.00%	08/15/34	175,000	199,122
GO Bonds Series 2024 BID	5.00%	08/15/37 (a)	25,000	27,811
GO Bonds Series 2024 BID	4.00%	08/15/41 (a)	200,000	200,894
GO Bonds Series 2026 1st	5.00%	04/01/31	1,000,000	1,101,413
GO Bonds Series 2026 1st	5.00%	04/01/32	350,000	390,079
GO Bonds Series 2026 1st	5.00%	04/01/34	250,000	283,751
GO Bonds Series 2026 1st	5.00%	04/01/35	2,610,000	2,980,928
GO Bonds Series 2026 1st	5.00%	04/01/39 (a)	1,075,000	1,203,444
GO Bonds Series 2026 1st	4.25%	04/01/46 (a)	350,000	340,056
Refunding COP Series 2018 A	5.00%	07/01/43 (a)	200,000	203,729
Refunding GO Bonds Series 2016 1st	5.00%	09/15/26	475,000	480,399
Refunding GO Bonds Series 2016 2nd	5.00%	01/15/27	30,000	30,591
Refunding GO Bonds Series 2016 2nd	5.00%	01/15/28 (a)	790,000	804,915
Refunding GO Bonds Series 2017 1st	5.00%	01/01/27	360,000	366,743
Refunding GO Bonds Series 2017 1st	5.00%	01/01/28 (a)	1,415,000	1,440,418
Refunding GO Bonds Series 2017 1st	3.00%	01/01/31 (a)	75,000	74,642
Refunding GO Bonds Series 2019	5.00%	07/15/26	250,000	251,790
Refunding GO Bonds Series 2019	5.00%	07/15/27	830,000	856,451
Refunding GO Bonds Series 2019	5.00%	07/15/28	345,000	363,810
Refunding GO Bonds Series 2019	5.00%	07/15/29	335,000	360,098
Refunding GO Bonds Series 2023 1st	5.00%	09/01/26	2,215,000	2,238,015
Refunding GO Bonds Series 2023 1st	5.00%	09/01/29	60,000	64,645
Refunding GO Bonds Series 2023 1st	5.00%	09/01/30	215,000	235,241
Refunding GO Bonds Series 2023 1st	5.00%	09/01/32	3,085,000	3,452,858
Refunding GO Bonds Series 2025 A	5.00%	08/15/27	475,000	491,091
Refunding GO Bonds Series 2025 A	5.00%	08/15/30	2,000,000	2,186,795
County of Allegheny
GO Bonds Series 2020 C-78	4.00%	11/01/45 (a)	50,000	47,843
GO Bonds Series 2020 C-78	4.00%	11/01/49 (a)	2,750,000	2,436,028
GO Bonds Series 2024 C-80	5.00%	12/01/54 (a)	150,000	152,071
Delaware River Joint Toll Bridge Commission
RB Series 2017	5.00%	07/01/42 (a)	100,000	101,458
Delaware Valley Regional Finance Authority
RB Series 1998 A	5.50%	08/01/28 (c)	585,000	619,818
RB Series 2002	5.75%	07/01/32	645,000	740,993
Refunding RB Series 2023 A	4.00%	03/01/33 (a)	445,000	462,817
Refunding RB Series 2023 A	4.00%	03/01/34 (a)	90,000	93,554

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Northampton County General Purpose Authority
Refunding RB Lafayette College Series 2017	5.00%	11/01/34 (a)	250,000	256,533
Refunding RB Lehigh University Series 2024 A	5.00%	11/15/34	200,000	227,922
Pennsylvania Economic Development Financing Authority
RB Villanova University Series 2024	5.00%	08/01/49 (a)	250,000	257,937
Pennsylvania Higher Educational Facilities Authority
RB System of Higher Education Series 2016 AT-1	3.00%	06/15/45 (a)(b)	5,000	4,183
RB System of Higher Education Series 2016 AT-1	3.00%	06/15/45 (a)	325,000	249,794
RB Trustees of the University of Pennsylvania Series 2017 A	4.00%	08/15/41 (a)	45,000	43,411
RB Trustees of the University of Pennsylvania Series 2018 A	4.00%	02/15/43 (a)	750,000	723,719
Pennsylvania State University
RB Series 2016 A	5.00%	09/01/41 (a)	1,000,000	1,004,765
RB Series 2017 A	5.00%	09/01/47 (a)	150,000	151,099
RB Series 2023	5.25%	09/01/48 (a)	10,000	10,547
RB Series 2023	5.25%	09/01/53 (a)	1,000,000	1,043,076
Refunding RB Series 2025 A	5.25%	09/01/50 (a)	2,200,000	2,329,381
Pennsylvania Turnpike Commission
RB Series 2016 A-1	5.00%	12/01/41 (a)(b)	450,000	451,802
RB Series 2016 A-1	5.00%	12/01/46 (a)(b)	250,000	251,001
RB Series 2017 A	4.00%	12/01/37 (a)(c)	100,000	100,312
RB Series 2017 A-1	5.00%	12/01/47 (a)	1,000,000	1,010,506
RB Series 2017 B-1	5.25%	06/01/47 (a)	200,000	202,105
RB Series 2018 A2	5.00%	12/01/48 (a)	500,000	507,296
RB Series 2018 A-2	5.00%	12/01/43 (a)	90,000	92,824
RB Series 2019 A	5.00%	12/01/39 (a)	50,000	52,361
RB Series 2019 A	5.00%	12/01/44 (a)	1,260,000	1,301,896
RB Series 2019 A	5.00%	12/01/44 (a)	200,000	207,064
RB Series 2019 A	4.00%	12/01/49 (a)	100,000	89,199
RB Series 2019 A	4.00%	12/01/49 (a)(c)	410,000	371,668
RB Series 2019 A	5.00%	12/01/49 (a)	120,000	122,302
RB Series 2020 B	5.00%	12/01/45 (a)	360,000	375,123
RB Series 2020 B	5.00%	12/01/50 (a)	735,000	754,015
RB Series 2021 A	3.00%	12/01/42 (a)	80,000	65,982
RB Series 2021 A	4.00%	12/01/43 (a)	60,000	57,854
RB Series 2021 A	4.00%	12/01/44 (a)	1,000,000	942,810
RB Series 2021 A	4.00%	12/01/46 (a)	270,000	244,156
RB Series 2021 A	4.00%	12/01/50 (a)	1,105,000	978,490
RB Series 2024 C	5.00%	12/01/49 (a)	700,000	727,785
RB Series 2024 C	5.25%	12/01/54 (a)	200,000	209,124
RB Series 2025 A	4.13%	12/01/50 (a)	1,000,000	912,020
RB Series 2025 A	5.25%	12/01/55 (a)	420,000	439,287
RB Series 2025 B	5.25%	12/01/50 (a)	1,000,000	1,057,624
Refunding RB Series 2015 A-1	4.00%	12/01/41 (a)	110,000	110,002
Refunding RB Series 2016 A	5.00%	12/01/30 (a)	190,000	192,549
Refunding RB Series 2016 A	3.38%	12/01/41 (a)	370,000	337,281
Refunding RB Series 2016 B	5.00%	06/01/28 (a)	120,000	120,439
Refunding RB Series 2016 B	4.00%	06/01/33 (a)	120,000	120,136
Refunding RB Series 2016 B	4.00%	06/01/34 (a)	50,000	50,051
Refunding RB Series 2017 2nd	5.00%	12/01/31 (a)	250,000	258,727
Refunding RB Series 2017 2nd	5.00%	12/01/33 (a)	240,000	247,633
Refunding RB Series 2017 2nd	5.00%	12/01/34 (a)	60,000	61,823

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017 2nd	5.00%	12/01/35 (a)	95,000	97,720
Refunding RB Series 2017 2nd	5.00%	12/01/36 (a)	385,000	395,330
Refunding RB Series 2017 3	5.00%	12/01/40 (a)	490,000	500,861
Refunding RB Series 2017 B-2	5.00%	06/01/28 (a)	60,000	61,651
Refunding RB Series 2017 B-2	4.00%	06/01/37 (a)(c)	365,000	366,696
Refunding RB Series 2017 B-2	4.00%	06/01/38 (a)	125,000	125,331
Refunding RB Series 2017 B-2	4.00%	06/01/39 (a)	100,000	100,223
Refunding RB Series 2022 A	5.00%	12/01/32	435,000	487,463
Refunding RB Series 2022 A	5.00%	12/01/33 (a)	200,000	223,792
Refunding RB Series 2022 B	5.25%	12/01/52 (a)	250,000	259,447
Refunding RB Series 2023 1st	5.00%	12/01/33 (a)	6,000,000	6,783,788
Refunding RB Series 2023 A	5.00%	12/01/53 (a)	200,000	204,952
Refunding RB Series 2023 A	5.25%	12/01/53 (a)	200,000	208,149
Refunding RB Series 2024 1st	5.00%	12/01/36 (a)	125,000	139,678
Refunding RB Series 2024 1st	5.00%	12/01/41 (a)	60,000	65,589
Refunding RB Series 2024 1st	5.00%	12/01/41 (a)	250,000	273,608
Refunding RB Series 2024 1st	5.00%	12/01/42 (a)	1,000,000	1,086,839
Refunding RB Series 2024 1st	5.00%	12/01/43 (a)	295,000	318,719
Refunding RB Series 2025 2nd	5.00%	12/01/26	250,000	253,888
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue
RB Series 2018 A	5.25%	12/01/44 (a)	500,000	516,475
RB Series 2018 A	5.00%	12/01/48 (a)	100,000	101,459
RB Series 2018 B	5.00%	12/01/43 (a)	500,000	513,769
RB Series 2018 B	5.00%	12/01/48 (a)	500,000	507,840
RB Series 2025 A	5.25%	12/01/53 (a)	1,025,000	1,076,275
RB Series 2025 B	5.00%	12/01/53 (a)	500,000	512,610
Refunding RB Series 2021 A	5.00%	12/01/46 (a)	125,000	129,815
Refunding RB Series 2021 A	4.00%	12/01/51 (a)	700,000	616,301
Refunding RB Series 2021 B	5.00%	12/01/46 (a)	260,000	268,780
Refunding RB Series 2021 B	4.00%	12/01/51 (a)	100,000	87,996
Refunding RB Series 2021 B	4.00%	12/01/53 (a)	200,000	173,828
Philadelphia Authority for Industrial Development
RB St. Joseph’s University Series 2022	5.25%	11/01/52 (a)	310,000	315,285
Refunding RB St. Joseph’s University Series 2020 A	4.00%	11/01/45 (a)	200,000	177,428
Philadelphia Gas Works Co.
RB Series 2020 A	4.00%	08/01/45 (a)(c)	370,000	348,905
RB Series 2020 A	5.00%	08/01/50 (a)(c)	180,000	182,941
RB Series 2024 A	5.25%	08/01/49 (a)	250,000	260,296
Refunding RB Series 2017 15th	5.00%	08/01/42 (a)	150,000	152,061
Refunding RB Series 2017 15th	5.00%	08/01/47 (a)	350,000	352,391
Pittsburgh Water & Sewer Authority
RB Series 1998 B	3.23%	09/01/28 (c)(d)	15,000	13,933
RB Series 1998 B	3.26%	09/01/29 (c)(d)	15,000	13,474
Refunding RB Series 2019 B	4.00%	09/01/34 (a)(c)	75,000	76,679
School District of Philadelphia
GO Bonds Series 2018 B	4.00%	09/01/43 (a)(c)	195,000	190,384
GO Bonds Series 2019 A	5.00%	09/01/44 (a)(c)	115,000	117,850
GO Bonds Series 2019 D	3.00%	09/01/44 (a)(c)	50,000	40,460
GO Bonds Series 2023 A	5.50%	09/01/48 (a)(c)	100,000	105,419
Refunding GO Bonds Series 2007 A	5.00%	06/01/34 (c)	125,000	138,890
Refunding GO Bonds Series 2016 F	5.00%	09/01/26 (c)	20,000	20,179

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2016 F	5.00%	09/01/27 (a)(c)	85,000	85,840
Refunding GO Bonds Series 2016 F	5.00%	09/01/28 (a)(c)	110,000	111,073
Southeastern Pennsylvania Transportation Authority
RB Series 2022	5.25%	06/01/47 (a)	50,000	52,107
RB Series 2022	5.25%	06/01/52 (a)	750,000	770,881
State Public School Building Authority
RB School District of Philadelphia Series 2006 B	5.00%	06/01/29 (c)	95,000	100,819
Refunding RB School District of Philadelphia Series 2016 A	5.00%	06/01/31 (a)(c)	95,000	96,315
Refunding RB School District of Philadelphia Series 2016 A	5.00%	06/01/32 (a)(c)	100,000	101,338
Refunding RB School District of Philadelphia Series 2016 A	5.00%	06/01/33 (a)(c)	670,000	678,519
University of Pittsburgh-of the Commonwealth System of Higher Education
RB Series 2023 A	5.00%	02/15/34 (a)	1,420,000	1,615,953
Refunding RB Series 2023	5.00%	02/15/29 (a)	560,000	596,430
Refunding RB Series 2025	5.00%	04/15/32 (a)	205,000	228,895
				107,371,853
RHODE ISLAND 0.1%
Rhode Island Commerce Corp.
RB Series 2016 B	5.00%	06/15/27 (a)	100,000	100,433
RB Series 2016 B	5.00%	06/15/29 (a)	250,000	251,102
RB Series 2016 B	5.00%	06/15/31 (a)	80,000	80,334
Rhode Island Health & Educational Building Corp.
RB Providence College Series 2023	5.00%	11/01/53 (a)	150,000	152,256
Refunding RB Brown University Series 2017 A	5.00%	09/01/29 (a)	165,000	170,017
Refunding RB Bryant University Series 2024	5.00%	06/01/48 (a)	250,000	253,040
Rhode Island Turnpike & Bridge Authority
Refunding RB Series 2016 A	5.00%	10/01/40 (a)	1,250,000	1,250,917
				2,258,099
SOUTH CAROLINA 0.7%
Charleston County Airport District
RB Series 2024 B	5.25%	07/01/54 (a)	360,000	371,972
Charleston Educational Excellence Finance Corp.
Refunding RB School District Series 2023	5.00%	12/01/26	75,000	76,241
City of Charleston Waterworks & Sewer System Revenue
RB Series 2024 A	5.00%	01/01/49 (a)	200,000	209,925
RB Series 2024 A	5.00%	01/01/54 (a)	2,500,000	2,597,343
City of Columbia Waterworks & Sewer System Revenue
Refunding RB Series 2016 B	4.00%	02/01/41 (a)	350,000	344,120
City of Rock Hill Combined Utility System Revenue
RB Series 2024 A	5.00%	01/01/54 (a)	200,000	202,590
Greenville County School District
Refunding RB Series 2023	5.00%	12/01/26	150,000	152,503
Refunding RB Series 2023	5.00%	12/01/27	505,000	525,643
Greenville-Spartanburg Airport District
RB Series 2024 A	5.25%	07/01/54 (a)	250,000	258,314
Horry County School District
GO Bonds Series 2024	5.00%	03/01/28 (c)	160,000	167,482
GO Bonds Series 2024	5.00%	03/01/29 (c)	165,000	176,280
Piedmont Municipal Power Agency
Refunding RB Catawba Project Power Sales Revenue Series 2021 C	5.00%	01/01/34 (a)	230,000	232,093

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
South Carolina Public Service Authority
RB Series 2015 E	5.25%	12/01/55 (a)	350,000	350,023
RB Series 2016 A	5.00%	12/01/29 (a)(b)	25,000	25,102
RB Series 2016 A	5.00%	12/01/30 (a)(b)	40,000	40,164
RB Series 2016 A	5.00%	12/01/35 (a)(b)	130,000	130,532
RB Series 2016 A	5.00%	12/01/37 (a)(b)	35,000	35,143
RB Series 2021 B	5.00%	12/01/43 (a)	215,000	224,888
RB Series 2021 B	4.00%	12/01/51 (a)	85,000	74,333
RB Series 2022 A	5.00%	12/01/31	55,000	60,888
RB Series 2022 A	4.00%	12/01/43 (a)	160,000	152,349
RB Series 2022 A	5.00%	12/01/44 (a)	480,000	500,922
RB Series 2022 A	4.00%	12/01/47 (a)	500,000	449,737
RB Series 2022 A	4.00%	12/01/52 (a)	330,000	286,964
RB Series 2022 A	4.00%	12/01/55 (a)	885,000	759,994
RB Series 2022E	5.75%	12/01/47 (a)	360,000	387,418
RB Series 2024 A	5.25%	12/01/49 (a)	2,075,000	2,180,638
RB Series 2024 A	5.50%	12/01/54 (a)	1,000,000	1,057,308
RB Series 2025 A	5.00%	12/01/50 (a)	250,000	256,319
RB Series 2025 A	5.00%	12/01/55 (a)	250,000	252,388
RB Series 2026 A	5.00%	12/01/51 (a)	1,100,000	1,121,845
Refunding RB Series 2014 C	4.00%	12/01/45 (a)	30,000	27,848
Refunding RB Series 2015 A	5.00%	12/01/50 (a)	110,000	109,264
Refunding RB Series 2016 A	5.00%	12/01/29 (a)	60,000	60,219
Refunding RB Series 2016 A	5.00%	12/01/30 (a)	85,000	85,293
Refunding RB Series 2016 A	5.00%	12/01/35 (a)	270,000	270,729
Refunding RB Series 2016 A	5.00%	12/01/37 (a)	80,000	80,164
Refunding RB Series 2016 B	5.00%	12/01/37 (a)	30,000	30,251
Refunding RB Series 2016 B	5.00%	12/01/46 (a)	100,000	100,315
Refunding RB Series 2016 B	5.00%	12/01/56 (a)	445,000	435,994
Refunding RB Series 2020 A	5.00%	12/01/31 (a)	75,000	81,604
Refunding RB Series 2020 A	5.00%	12/01/32 (a)	210,000	227,674
Refunding RB Series 2020 A	4.00%	12/01/40 (a)	1,500,000	1,469,820
Refunding RB Series 2020 A	4.00%	12/01/42 (a)	1,150,000	1,105,780
Refunding RB Series 2020 A	5.00%	12/01/43 (a)	40,000	41,579
Refunding RB Series 2021 A	4.00%	12/01/34 (a)	165,000	168,839
Refunding RB Series 2021 A	4.00%	12/01/36 (a)	570,000	577,129
Refunding RB Series 2024 B	5.00%	12/01/37 (a)(c)	325,000	360,143
Refunding RB Series 2024 B	5.00%	12/01/41 (a)	135,000	145,697
Refunding RB Series 2024 B	5.00%	12/01/42 (a)(c)	850,000	915,191
Refunding RB Series 2024 B	5.00%	12/01/43 (a)	45,000	47,921
Refunding RB Series 2024 B	4.13%	12/01/44 (a)	215,000	204,630
Refunding RB Series 2024 B	5.00%	12/01/46 (a)	260,000	270,440
Refunding RB Series 2024 B	5.00%	12/01/54 (a)(c)	2,190,000	2,241,393
Refunding RB Series 2024 B	5.25%	12/01/54 (a)	650,000	674,848
South Carolina Transportation Infrastructure Bank
RB Series 2019 A	5.00%	10/01/32 (a)	125,000	131,675
Refunding RB Series 2017 A	5.00%	10/01/40 (a)	25,000	25,481
Refunding RB Series 2021 B	5.00%	10/01/26	50,000	50,637
Refunding RB Series 2021 B	5.00%	10/01/27	50,000	51,870
Refunding RB Series 2021 B	5.00%	10/01/28	180,000	190,787

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2021 B	5.00%	10/01/30	525,000	576,318
Refunding RB Series 2021 B	5.00%	10/01/31	25,000	27,848
Spartanburg County School District No. 4
GO Bonds Series 2022 A	5.25%	03/01/52 (a)(c)	375,000	388,682
University of South Carolina
RB Series 2021 A	5.00%	05/01/46 (a)	65,000	67,732
				24,905,256
SOUTH DAKOTA 0.0%
South Dakota Conservancy District
RB Series 2024 A	5.00%	08/01/54 (a)	470,000	484,150
TENNESSEE 0.7%
City of Clarksville Water Sewer & Gas Revenue
RB Series 2021 A	5.00%	02/01/45 (a)	35,000	36,264
RB Series 2021 A	4.00%	02/01/51 (a)	270,000	241,707
City of Memphis Memphis Light Gas & Water Division Electric System Revenue
RB Series 2025	5.00%	12/01/55 (a)	500,000	510,786
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
RB Belmont University Series 2023	5.25%	05/01/53 (a)	50,000	50,964
RB Vanderbilt University Series 2024	5.00%	10/01/34	10,000	11,444
RB Vanderbilt University Series 2024	4.00%	10/01/54 (a)	100,000	87,452
RB Vanderbilt University Series 2024	5.00%	10/01/54 (a)	1,000,000	1,038,376
Refunding RB Lipscomb University Obligated Group Series 2019 A	5.25%	10/01/58 (a)	250,000	229,608
Metropolitan Government Nashville & Davidson County Sports Authority
RB Series 2023 A	5.25%	07/01/48 (a)(c)	250,000	262,636
RB Series 2023 A	5.25%	07/01/53 (a)(c)	1,000,000	1,033,849
Metropolitan Government of Nashville & Davidson County
GO Bonds Series 2017	4.00%	07/01/30 (a)	65,000	65,950
GO Bonds Series 2017	4.00%	07/01/34 (a)	200,000	201,974
GO Bonds Series 2018	5.00%	07/01/26	150,000	150,948
GO Bonds Series 2018	5.00%	07/01/27	40,000	41,247
GO Bonds Series 2018	5.00%	07/01/30 (a)	125,000	131,318
GO Bonds Series 2018	4.00%	07/01/33 (a)	125,000	127,572
GO Bonds Series 2018	4.00%	07/01/37 (a)	150,000	151,309
GO Bonds Series 2021 C	5.00%	01/01/29	50,000	53,240
GO Bonds Series 2021 C	5.00%	01/01/30	50,000	54,222
GO Bonds Series 2021 C	4.00%	01/01/31	45,000	47,301
GO Bonds Series 2021 C	3.00%	01/01/33 (a)	50,000	48,063
GO Bonds Series 2021 C	3.00%	01/01/34 (a)	125,000	118,913
GO Bonds Series 2021 C	3.00%	01/01/35 (a)	55,000	51,589
GO Bonds Series 2022 B	4.00%	01/01/42 (a)	270,000	268,247
GO Bonds Series 2024 A	5.00%	01/01/32	445,000	497,391
GO Bonds Series 2024 A	5.00%	01/01/33	7,345,000	8,294,449
GO Bonds Series 2024 B	5.00%	01/01/36 (a)	2,000,000	2,241,699
GO Bonds Series 2024 B	4.00%	01/01/37 (a)	55,000	56,433
GO Bonds Series 2024 B	4.00%	01/01/39 (a)	1,000,000	1,011,473
GO Bonds Series 2024 C	5.00%	01/01/40 (a)	345,000	376,457
GO Bonds Series 2024 C	5.00%	01/01/41 (a)	75,000	81,185
GO Bonds Series 2024 C	4.00%	01/01/44 (a)	250,000	246,251
GO Bonds Series 2024 C	4.00%	01/01/45 (a)	500,000	484,821

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series 2016	2.50%	01/01/29 (a)	310,000	303,600
Refunding GO Bonds Series 2026 D	5.00%	01/01/30 (e)	2,000,000	2,168,180
Metropolitan Government of Nashville & Davidson County Electric Revenue
RB Series 2017 A	5.00%	05/15/42 (a)	100,000	101,362
RB Series 2021 A	5.00%	05/15/46 (a)	25,000	25,963
RB Series 2024 A	5.25%	05/15/49 (a)	650,000	688,167
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue
RB Series 2021 A	4.00%	07/01/46 (a)	490,000	463,502
Refunding RB Series 2025	5.00%	07/01/38 (a)	550,000	607,286
Metropolitan Nashville Airport Authority
RB Series 2019 A	4.00%	07/01/49 (a)	250,000	227,299
RB Series 2019 A	4.00%	07/01/54 (a)	25,000	22,040
RB Series 2026 A	5.00%	07/01/56 (a)	500,000	511,540
Tennessee State School Bond Authority
RB Series 2022 A	5.00%	11/01/47 (a)(c)	115,000	119,770
RB Series 2022 A	5.00%	11/01/52 (a)(c)	100,000	102,745
Town of Collierville
GO Bonds Series 2015 A	4.00%	01/01/46 (a)	250,000	240,202
				23,886,794
TEXAS 11.2%
Alamo Community College District
GO Bonds Series 2022	5.00%	02/15/27	655,000	669,302
GO Bonds Series 2022	5.00%	02/15/30	10,000	10,801
Aldine Independent School District
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	2,500,000	2,263,265
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	2,500,000	2,189,065
Allen Independent School District
GO Bonds Series 2025	4.38%	02/15/50 (a)(c)	250,000	239,378
Anna Independent School District
GO Bonds Series 2025	5.25%	02/15/55 (a)(c)	480,000	500,763
Aubrey Independent School District
GO Bonds Series 2022	4.00%	02/15/47 (a)(c)	2,000,000	1,874,408
GO Bonds Series 2022	4.00%	02/15/52 (a)(c)	1,025,000	903,408
Austin Community College District
GO Bonds Series 2015	4.00%	08/01/40 (a)	325,000	317,821
GO Bonds Series 2023	5.25%	08/01/53 (a)	55,000	57,230
Refunding GO Bonds Series 2025	5.25%	08/01/50 (a)	200,000	209,416
Refunding GO Bonds Series 2025	5.25%	08/01/55 (a)	250,000	260,829
Austin Independent School District
GO Bonds Series 2023	4.00%	08/01/48 (a)	1,000,000	918,312
GO Bonds Series 2023	5.00%	08/01/48 (a)	50,000	50,778
GO Bonds Series 2024	5.00%	08/01/36 (a)(c)	100,000	111,750
GO Bonds Series 2024	5.00%	08/01/37 (a)(c)	50,000	55,448
GO Bonds Series 2024	5.00%	08/01/38 (a)(c)	70,000	77,103
GO Bonds Series 2024	4.00%	08/01/43 (a)(c)	360,000	351,420
GO Bonds Series 2024	4.00%	08/01/44 (a)(c)	355,000	340,469
Azle Independent School District
Refunding GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	1,225,000	1,117,035

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Barbers Hill Independent School District
GO Bonds Series 2022	4.00%	02/15/41 (a)(c)	100,000	99,403
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	1,460,000	1,337,114
Bastrop Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	125,000	128,644
GO Bonds Series 2023	5.00%	02/15/53 (a)(c)	1,000,000	1,016,249
Belton Independent School District
GO Bonds Series 2022	4.00%	02/15/47 (a)(c)	390,000	373,694
Bexar County Hospital District
GO Bonds Series 2020	5.00%	02/15/45 (a)	25,000	25,486
GO Bonds Series 2020	4.00%	02/15/50 (a)	845,000	743,016
GO Bonds Series 2022	4.25%	02/15/52 (a)	910,000	829,910
GO Bonds Series 2023	5.00%	02/15/48 (a)	245,000	251,778
Board of Regents of the University of Texas System
RB Series 2016 B	5.00%	08/15/26	265,000	267,448
RB Series 2016 E	5.00%	08/15/26	50,000	50,462
RB Series 2016 E	5.00%	08/15/27	160,000	165,354
RB Series 2016 J	5.00%	08/15/26	185,000	186,709
RB Series 2017 B	3.38%	08/15/44 (a)	485,000	419,194
RB Series 2019 B	5.00%	08/15/29	750,000	808,417
RB Series 2019 B	5.00%	08/15/49	595,000	643,833
RB Series 2023 A	5.00%	08/15/31	160,000	177,474
RB Series 2023 A	5.00%	08/15/33 (a)	320,000	356,344
RB Series 2023 A	5.00%	08/15/34 (a)	3,160,000	3,498,855
RB Series 2023 A	5.00%	08/15/43 (a)	4,500,000	4,781,353
RB Series 2024 B	5.00%	08/15/41 (a)	130,000	141,639
RB Series 2024 B	5.00%	08/15/42 (a)	105,000	113,739
RB Series 2024 B	4.00%	08/15/54 (a)	1,165,000	1,019,903
RB Series 2025 A	5.00%	08/15/29	505,000	544,334
Refunding RB Series 2014 B	5.00%	08/15/26	220,000	222,032
Refunding RB Series 2019 A	5.00%	08/15/32 (a)	25,000	26,697
Refunding RB Series 2019 A	5.00%	08/15/33 (a)	285,000	303,708
Refunding RB Series 2019 A	5.00%	08/15/34 (a)	235,000	249,445
Refunding RB Series 2020 A	5.00%	08/15/30	530,000	579,959
Refunding RB Series 2020 C	5.00%	08/15/31	145,000	160,836
Refunding RB Series 2021 A	5.00%	08/15/31	260,000	288,395
Refunding RB Series 2021 A	4.00%	08/15/35 (a)	50,000	51,607
Refunding RB Series 2021 A	2.00%	08/15/36 (a)	250,000	205,880
Refunding RB Series 2022 A	3.25%	08/15/52 (a)	50,000	38,308
Refunding RB Series 2024 A	5.00%	08/15/26	200,000	201,848
Refunding RB Series 2024 A	5.00%	08/15/28	185,000	195,514
Refunding RB Series 2024 A	5.00%	08/15/29	440,000	474,271
Refunding RB Series 2024 A	5.00%	08/15/34	500,000	570,106
Refunding RB Series 2024 A	5.00%	08/15/35 (a)	80,000	90,369
Refunding RB Series 2024 A	5.00%	08/15/37 (a)	750,000	833,536
Refunding RB Series 2024 A	5.00%	08/15/39 (a)	105,000	115,472
Refunding RB Series 2024 A	4.13%	08/15/54 (a)	90,000	81,393
Refunding RB Series 2026 A	5.00%	08/15/39 (a)	3,000,000	3,369,457
Canutillo Independent School District
GO Bonds Series 2024 A	5.25%	02/15/54 (a)(c)	365,000	379,888

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Carrollton-Farmers Branch Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(b)(c)	30,000	33,786
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	220,000	226,675
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	250,000	222,410
Cedar Hill Independent School District
GO Bonds Series 2024	4.00%	02/15/50 (a)(c)	550,000	497,146
Central Texas Regional Mobility Authority
RB Series 2020 E	4.00%	01/01/50 (a)	155,000	135,003
RB Series 2021 B	5.00%	01/01/46 (a)	300,000	307,801
RB Series 2021 B	4.00%	01/01/51 (a)	900,000	789,137
RB Series 2021 C	5.00%	01/01/27 (a)	200,000	201,227
Refunding RB Series 2016	3.38%	01/01/41 (a)	145,000	124,543
Refunding RB Series 2021 D	4.00%	01/01/44 (a)	545,000	508,763
Central Texas Turnpike System
RB Series 2002 A	3.54%	08/15/26 (c)(d)	100,000	98,925
RB Series 2002 A	3.60%	08/15/27 (c)(d)	100,000	96,033
RB Series 2002 A	3.04%	08/15/28 (c)(d)	200,000	186,205
RB Series 2002 A	3.26%	08/15/29 (c)(d)	225,000	202,675
RB Series 2002 A	3.61%	08/15/30 (c)(d)	100,000	86,931
Refunding RB Series 2020 A	5.00%	08/15/39 (a)	85,000	89,254
Refunding RB Series 2020 A	3.00%	08/15/40 (a)	395,000	330,808
Refunding RB Series 2024 A	5.00%	08/15/32	305,000	338,141
Refunding RB Series 2024 A	5.00%	08/15/35 (a)	150,000	166,822
Refunding RB Series 2024 A	5.00%	08/15/37 (a)	55,000	60,635
Refunding RB Series 2024 C	5.00%	08/15/31	55,000	60,294
Refunding RB Series 2024 C	5.00%	08/15/32	2,870,000	3,176,608
Refunding RB Series 2024 C	5.00%	08/15/33	555,000	617,998
Refunding RB Series 2024 C	5.00%	08/15/34	1,265,000	1,413,506
Refunding RB Series 2024 C	5.00%	08/15/36 (a)	2,575,000	2,844,980
Refunding RB Series 2024 C	5.00%	08/15/38 (a)	135,000	147,715
Refunding RB Series 2024 C	5.00%	08/15/39 (a)	405,000	440,241
Refunding RB Series 2024 C	5.00%	08/15/40 (a)	250,000	269,793
Refunding RB Series 2024 C	5.00%	08/15/41 (a)	1,100,000	1,182,030
Refunding RB Series 2024 C	5.00%	08/15/42 (a)	800,000	855,490
Chambers County Justice Center Public Facilities Corp.
RB Series 2024	5.50%	06/01/55 (a)	325,000	339,544
City of Austin Airport System Revenue
RB Series 2017 A	5.00%	11/15/46 (a)	150,000	150,625
City of Austin Electric Utility Revenue
RB Series 2019 B	5.00%	11/15/44 (a)	225,000	230,712
RB Series 2024	5.00%	11/15/54 (a)	630,000	645,161
Refunding RB Series 2020 A	5.00%	11/15/50 (a)	200,000	203,223
Refunding RB Series 2023	5.00%	11/15/48 (a)	15,000	15,413
Refunding RB Series 2025	5.00%	11/15/50 (a)	810,000	834,436
Refunding RB Series 2025	5.00%	11/15/55 (a)	1,005,000	1,030,339
City of Austin Water & Wastewater System Revenue
Refunding RB Series 2016	5.00%	11/15/45 (a)	25,000	25,119
Refunding RB Series 2022	5.00%	11/15/28	260,000	275,738
Refunding RB Series 2022	5.00%	11/15/52 (a)	100,000	102,546
City of Corpus Christi Utility System Revenue
Refunding RB Series 2024	5.00%	07/15/49 (a)	1,000,000	1,015,724

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
City of Dallas
Refunding GO Bonds Series 2017	3.00%	02/15/33 (a)(c)	980,000	943,495
Refunding GO Bonds Series 2017	3.13%	02/15/35 (a)(c)	100,000	94,567
Refunding GO Bonds Series 2017	3.25%	02/15/37 (a)(c)	1,240,000	1,147,920
Refunding GO Bonds Series 2023 A	5.00%	02/15/29	80,000	85,233
City of Dallas Waterworks & Sewer System Revenue
RB Series 2018 C	4.00%	10/01/43 (a)	500,000	483,106
RB Series 2021 C	3.00%	10/01/46 (a)	205,000	153,662
RB Series 2023 A	4.00%	10/01/52 (a)	475,000	423,469
RB Series 2024	4.00%	10/01/49 (a)	440,000	399,271
RB Series 2024	4.13%	10/01/54 (a)	425,000	385,217
Refunding RB Series 2016 A	5.00%	10/01/30 (a)	85,000	85,959
City of El Paso
GO Bonds Series 2016	4.00%	08/15/42 (a)	330,000	319,072
GO Bonds Series 2016	4.00%	08/15/42 (a)(b)	5,000	5,027
GO Bonds Series 2021 B	4.00%	08/15/47 (a)	200,000	181,015
City of El Paso Water & Sewer Revenue
RB Series 2022	5.00%	03/01/49	1,000,000	1,065,015
RB Series 2022	5.00%	03/01/52 (a)	50,000	50,836
RB Series 2022 A	4.00%	03/01/44 (a)	200,000	187,864
RB Series 2023	5.25%	03/01/49 (a)	60,000	62,545
Refunding RB Series 2025	4.00%	03/01/50 (a)	250,000	224,207
City of Fort Worth Water & Sewer System Revenue
RB Series 2023	4.25%	02/15/53 (a)	80,000	74,016
City of Georgetown Utility System Revenue
RB Series 2022	5.00%	08/15/42 (a)(c)	100,000	105,501
RB Series 2022	4.25%	08/15/47 (a)(c)	50,000	47,308
City of Houston
GO Bonds Series 2023 A	5.00%	03/01/34 (a)	200,000	221,586
GO Bonds Series 2023 A	5.25%	03/01/42 (a)	550,000	593,276
GO Bonds Series 2024 A	5.00%	03/01/44 (a)	250,000	264,769
GO Bonds Series 2024 A	5.25%	03/01/49 (a)	1,700,000	1,786,572
GO Bonds Series 2024 A	4.13%	03/01/51 (a)	450,000	408,553
GO Bonds Series 2025	5.00%	03/01/33	500,000	557,940
Refunding GO Bonds Series 2016 A	5.00%	03/01/27 (a)	120,000	120,236
Refunding GO Bonds Series 2017 A	5.00%	03/01/29 (a)	250,000	255,116
Refunding GO Bonds Series 2019 A	5.00%	03/01/28	160,000	167,268
Refunding GO Bonds Series 2019 A	5.00%	03/01/29	505,000	537,035
Refunding GO Bonds Series 2019 A	5.00%	03/01/30 (a)	100,000	106,077
City of Houston Airport System Revenue
Refunding RB Series 2018 B	5.00%	07/01/29 (a)	550,000	577,733
Refunding RB Series 2018 D	5.00%	07/01/37 (a)	130,000	134,603
Refunding RB Series 2018 D	5.00%	07/01/38 (a)	115,000	118,839
Refunding RB Series 2023 B	5.00%	07/01/32 (c)	310,000	345,447
City of Houston Combined Utility System Revenue
RB Series 1998 A	3.08%	12/01/28 (b)(c)(d)	110,000	101,844
RB Series 2019 B	4.00%	11/15/44 (a)	150,000	140,709
RB Series 2019 B	5.00%	11/15/49 (a)	100,000	102,178
Refunding RB Series 2016 B	4.00%	11/15/31 (a)	95,000	95,368
Refunding RB Series 2016 B	5.00%	11/15/36 (a)	30,000	30,309
Refunding RB Series 2016 B	4.00%	11/15/37 (a)	380,000	378,677

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2017 B	5.00%	11/15/42 (a)	125,000	127,241
Refunding RB Series 2017 B	4.00%	11/15/47 (a)	500,000	453,023
Refunding RB Series 2019 A	5.00%	11/15/32 (a)	145,000	157,500
Refunding RB Series 2019 A	5.00%	11/15/33 (a)	250,000	270,545
Refunding RB Series 2020 C	4.00%	11/15/49 (a)	1,090,000	972,537
Refunding RB Series 2021 A	4.00%	11/15/46 (a)	200,000	182,868
Refunding RB Series 2024 A	5.00%	11/15/27	105,000	109,063
Refunding RB Series 2024 A	5.00%	11/15/29	375,000	404,071
Refunding RB Series 2024 A	5.00%	11/15/32	125,000	140,002
Refunding RB Series 2024 A	5.00%	11/15/33	40,000	45,186
Refunding RB Series 2024 A	5.00%	11/15/34 (a)	460,000	519,788
Refunding RB Series 2024 A	5.00%	11/15/35 (a)	260,000	291,806
Refunding RB Series 2024 A	5.00%	11/15/36 (a)	335,000	373,293
Refunding RB Series 2024 A	5.25%	11/15/49 (a)	275,000	292,503
Refunding RB Series 2024 A	5.25%	11/15/54 (a)	340,000	360,084
City of Houston Hotel Occupancy Tax & Special Revenue
Refunding RB Series 2026 C	5.17%	09/01/49 (a)(d)(e)	1,000,000	304,716
City of Hutto
GO Bonds Series 2024	4.13%	08/01/49 (a)(c)	250,000	231,002
GO Bonds Series 2024	4.25%	08/01/54 (a)(c)	245,000	224,955
City of Lubbock Electric Light & Power System Revenue
RB Series 2021	4.00%	04/15/46 (a)	60,000	54,575
RB Series 2021	4.00%	04/15/51 (a)	250,000	220,013
City of New Braunfels Utility System Revenue
Refunding RB Series 2024	4.00%	07/01/55 (a)	295,000	254,206
City of Pflugerville
GO Bonds Series 2023	4.00%	08/01/49 (a)	250,000	223,636
GO Bonds Series 2023	5.00%	08/01/53 (a)	1,600,000	1,630,189
City of San Antonio Electric & Gas Systems Revenue
RB Series 2020	5.00%	02/01/49 (a)	415,000	420,421
RB Series 2021 A	5.00%	02/01/46 (a)	1,600,000	1,647,043
RB Series 2023 A	5.25%	02/01/42 (a)	5,000	5,465
RB Series 2023 A	5.25%	02/01/46 (a)	105,000	111,088
RB Series 2023 A	5.50%	02/01/50 (a)	750,000	796,771
RB Series 2024 A	5.00%	02/01/42 (a)	255,000	276,413
RB Series 2024 A	5.25%	02/01/43 (a)	340,000	373,019
RB Series 2024 A	5.25%	02/01/44 (a)	1,350,000	1,468,578
RB Series 2024 A	5.25%	02/01/49 (a)	490,000	512,071
RB Series 2024 C	5.00%	02/01/54 (a)	250,000	255,378
RB Series 2024 E	5.25%	02/01/49 (a)	385,000	403,189
Refunding RB Series 2016	5.00%	02/01/27 (a)	40,000	40,310
Refunding RB Series 2016	5.00%	02/01/29 (a)	150,000	151,102
Refunding RB Series 2016	5.00%	02/01/30 (a)	10,000	10,069
Refunding RB Series 2017	4.00%	02/01/47 (a)	810,000	736,365
Refunding RB Series 2018	5.00%	02/01/27	50,000	51,039
Refunding RB Series 2018	5.00%	02/01/28	610,000	635,987
Refunding RB Series 2019	5.00%	02/01/34 (a)	190,000	202,540
Refunding RB Series 2019	5.00%	02/01/35 (a)	170,000	180,625
Refunding RB Series 2019	5.00%	02/01/36 (a)	110,000	116,458
Refunding RB Series 2019	3.00%	02/01/37 (a)	95,000	86,860
Refunding RB Series 2024 B	5.00%	02/01/40 (a)	1,000,000	1,093,523

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2024 B	5.25%	02/01/49 (a)	265,000	276,936
Refunding RB Series 2026 A	5.00%	02/01/33	750,000	840,722
Refunding RB Series 2026 A	5.00%	02/01/39 (a)	3,500,000	3,898,975
City of Seguin
GO Bonds Series 2024	5.25%	09/01/58 (a)	200,000	206,104
GO Bonds Series 2025	5.50%	09/01/59 (a)	1,000,000	1,064,484
City of Waco
GO Bonds Series 2024 A	5.00%	02/01/49 (a)	350,000	361,835
Cleburne Independent School District
GO Bonds Series 2016	5.00%	02/15/41 (a)(c)	25,000	25,011
Comal Independent School District
GO Bonds Series 2022	4.00%	02/01/43 (a)(c)	1,000,000	983,207
GO Bonds Series 2022	2.63%	02/01/47 (a)(c)	100,000	70,505
GO Bonds Series 2025	5.00%	02/01/48 (a)(c)	2,500,000	2,603,434
Refunding GO Bonds Series 2024	3.00%	02/15/39 (a)(c)	370,000	336,959
Conroe Independent School District
GO Bonds Series 2022 A	4.00%	02/15/47 (a)(c)	1,000,000	932,051
GO Bonds Series 2024	5.00%	02/15/37 (a)(c)	45,000	49,891
GO Bonds Series 2024	5.00%	02/15/38 (a)(c)	100,000	110,180
GO Bonds Series 2024	5.00%	02/15/39 (a)(c)	355,000	388,586
GO Bonds Series 2024	5.00%	02/15/41 (a)(c)	365,000	394,742
GO Bonds Series 2024	5.00%	02/15/43 (a)(c)	75,000	80,326
County of Bexar
GO Bonds Series 2017	5.00%	06/15/43 (a)(b)	415,000	417,052
Refunding GO Bonds Series 2017	4.00%	06/15/41 (a)	220,000	215,163
County of Ector
GO Bonds Series 2024	5.00%	02/15/50 (a)	300,000	307,568
County of Fort Bend
GO Bonds Series 2023	5.25%	03/01/53 (a)	35,000	36,544
County of Fort Bend Toll Road Revenue
Refunding RB Series 2025	5.25%	03/01/55 (a)	350,000	363,071
County of Harris
GO Bonds Series 2023 A	4.25%	09/15/48 (a)	1,375,000	1,314,489
GO Bonds Series 2023 A	5.00%	09/15/48 (a)	250,000	259,184
GO Bonds Series 2024	4.00%	09/15/49 (a)	50,000	45,488
GO Bonds Series 2024	5.00%	09/15/54 (a)	400,000	410,958
Refunding GO Bonds Series 2022 A	5.00%	10/01/26	115,000	116,453
Refunding GO Bonds Series 2024 A	5.00%	09/15/54 (a)	1,000,000	1,027,394
Refunding GO Bonds Series 2025 A	5.00%	09/15/27	275,000	284,908
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/30 (a)	45,000	45,373
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/33 (a)	100,000	100,751
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/41 (a)	250,000	250,928
Refunding RB Toll Road Revenue Series 2016 A	5.00%	08/15/47 (a)	25,000	25,056
County of Harris Toll Road Revenue
RB Series 2024 A	5.00%	08/15/36 (a)	375,000	419,504
RB Series 2024 A	5.00%	08/15/39 (a)	180,000	197,559
RB Series 2024 A	4.00%	08/15/41 (a)	440,000	429,862
RB Series 2024 A	4.00%	08/15/42 (a)	715,000	689,689
RB Series 2024 A	5.00%	08/15/44 (a)	500,000	533,450
RB Series 2024 A	4.00%	08/15/49 (a)	200,000	178,130
RB Series 2024 A	4.00%	08/15/54 (a)	1,400,000	1,209,515

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Series 2024 A	5.25%	08/15/54 (a)	985,000	1,025,288
Refunding RB Series 2018 A	5.00%	08/15/31 (a)	505,000	524,327
Refunding RB Series 2018 A	5.00%	08/15/32 (a)	345,000	357,481
Refunding RB Series 2018 A	4.00%	08/15/48 (a)	705,000	636,665
Refunding RB Series 2021	3.00%	08/15/50 (a)	1,000,000	705,558
Refunding RB Series 2021	4.00%	08/15/50 (a)	95,000	84,528
Refunding RB Series 2022 A	5.00%	08/15/29	185,000	198,668
Refunding RB Series 2022 A	5.00%	08/15/33 (a)	100,000	111,119
Refunding RB Series 2025 A	4.50%	08/15/55 (a)	1,195,000	1,155,250
County of Hays
GO Bonds Series 2026	4.50%	02/15/51 (a)	250,000	242,027
County of Hidalgo
GO Bonds Series 2018 A	4.00%	08/15/43 (a)	200,000	192,515
County of Williamson
GO Bonds Series 2024	5.00%	02/15/29	5,000,000	5,302,827
GO Bonds Series 2024	5.00%	02/15/30	250,000	268,989
Crowley Independent School District
GO Bonds Series 2023	5.00%	02/01/48 (a)(c)	280,000	289,170
GO Bonds Series 2023	4.25%	02/01/53 (a)(c)	600,000	552,304
GO Bonds Series 2023	5.25%	02/01/53 (a)(c)	2,250,000	2,333,655
GO Bonds Series 2024	5.00%	02/01/49 (a)(c)	185,000	190,850
GO Bonds Series 2025 A	5.25%	02/01/56 (a)(c)	1,200,000	1,249,718
Cypress-Fairbanks Independent School District
GO Bonds Series 2019 A	4.00%	02/15/44 (a)(c)	140,000	136,539
GO Bonds Series 2023	4.00%	02/15/43 (a)(c)	1,500,000	1,456,633
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	150,000	139,797
GO Bonds Series 2024 B	4.00%	02/15/49 (a)(c)	400,000	372,229
Refunding GO Bonds Series 2023 A	5.00%	02/15/27 (c)	120,000	122,620
Refunding GO Bonds Series 2025	5.00%	02/15/30 (c)	230,000	249,769
Refunding GO Bonds Series 2025	5.00%	02/15/34 (c)	1,250,000	1,412,694
Dallas Area Rapid Transit
Refunding RB Series 2007	5.25%	12/01/30 (c)	515,000	570,142
Refunding RB Series 2007	5.25%	12/01/31 (c)	40,000	44,951
Refunding RB Series 2019	5.00%	12/01/29	80,000	86,378
Refunding RB Series 2021 B	3.00%	12/01/47 (a)	200,000	146,549
Refunding RB Series 2021 B	5.00%	12/01/47 (a)	2,910,000	3,003,817
Refunding RB Series 2021 B	4.00%	12/01/51 (a)	750,000	665,644
Dallas Fort Worth International Airport
RB Series 2024	5.00%	11/01/36 (a)	225,000	251,539
RB Series 2024	5.00%	11/01/38 (a)	130,000	143,210
RB Series 2024	5.00%	11/01/42 (a)	250,000	269,969
RB Series 2024	5.25%	11/01/48 (a)	3,450,000	3,650,035
RB Series 2024	4.00%	11/01/49 (a)	390,000	346,113
RB Series 2025 B	5.25%	11/01/50 (a)	1,000,000	1,050,896
RB Series 2025 B	5.25%	11/01/56 (a)	1,000,000	1,040,500
Refunding RB Series 2020	4.00%	11/01/34 (a)	100,000	102,289
Refunding RB Series 2020 A	5.00%	11/01/26	175,000	177,530
Refunding RB Series 2020 A	5.00%	11/01/27	295,000	306,340
Refunding RB Series 2020 A	5.00%	11/01/28	300,000	317,748
Refunding RB Series 2020 A	5.00%	11/01/30	215,000	235,047
Refunding RB Series 2020 A	5.00%	11/01/33 (a)	210,000	227,152

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2020 A	4.00%	11/01/34 (a)	50,000	51,145
Refunding RB Series 2020 A	4.00%	11/01/35 (a)	75,000	76,394
Refunding RB Series 2020 B	5.00%	11/01/33 (a)	130,000	140,618
Refunding RB Series 2021 A	4.00%	11/01/46 (a)	55,000	50,390
Refunding RB Series 2021 B	4.00%	11/01/45 (a)	375,000	350,018
Refunding RB Series 2022 B	5.00%	11/01/31	50,000	55,323
Refunding RB Series 2022 B	5.00%	11/01/33 (a)	30,000	33,417
Refunding RB Series 2022 B	4.00%	11/01/41 (a)	755,000	750,440
Refunding RB Series 2022 B	4.00%	11/01/45 (a)	530,000	499,963
Refunding RB Series 2023 B	5.00%	11/01/29	200,000	215,621
Refunding RB Series 2023 B	5.00%	11/01/31	285,000	315,340
Refunding RB Series 2023 B	5.00%	11/01/33	250,000	281,961
Dallas Independent School District
GO Bonds Series 2016 A	3.00%	02/15/35 (a)(c)	340,000	322,960
GO Bonds Series 2016 A	3.00%	02/15/36 (a)(c)	500,000	466,368
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	1,000,000	1,030,574
GO Bonds Series 2023 B	4.00%	02/15/53 (a)	1,000,000	885,472
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	510,000	526,511
GO Bonds Series 2025 C	5.00%	02/15/28 (c)	250,000	261,616
GO Bonds Series 2025 C	5.00%	02/15/29 (c)	425,000	453,892
GO Bonds Series 2025 C	5.00%	02/15/33 (c)	205,000	230,816
GO Bonds Series 2026 A	5.00%	02/15/39 (a)(c)	2,000,000	2,212,873
GO Bonds Series 2026 A	5.00%	02/15/40 (a)(c)	1,000,000	1,100,023
GO Bonds Series 2026 A	5.00%	02/15/42 (a)(c)	3,000,000	3,258,064
GO Bonds Series 2026 A	5.00%	02/15/43 (a)(c)	3,000,000	3,235,717
Refunding GO Bonds Series 2025 B	5.00%	02/15/29 (c)	500,000	533,990
Del Valle Independent School District
GO Bonds Series 2022	4.00%	06/15/47 (a)(c)	1,640,000	1,517,892
Denison Independent School District
Refunding GO Bonds Series 2023	4.00%	08/01/53 (a)(c)	520,000	466,958
Denton Independent School District
GO Bonds Series 2018	5.00%	08/15/48 (a)(c)	50,000	50,382
GO Bonds Series 2020	2.00%	08/15/48 (a)(c)	235,000	137,199
GO Bonds Series 2023	5.00%	08/15/36 (a)(c)	100,000	110,661
GO Bonds Series 2023	5.00%	08/15/39 (a)(c)	315,000	341,865
GO Bonds Series 2023	5.00%	08/15/40 (a)(c)	180,000	194,370
GO Bonds Series 2023	5.00%	08/15/42 (a)(c)	470,000	504,133
GO Bonds Series 2023	5.00%	08/15/48 (a)(c)	1,000,000	1,031,917
GO Bonds Series 2023	5.00%	08/15/53 (a)(c)	600,000	611,160
Duncanville Independent School District
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	100,000	102,701
Eagle Mountain & Saginaw Independent School District
GO Bonds Series 2021	3.00%	08/15/46 (a)(c)	25,000	19,169
GO Bonds Series 2024	4.00%	08/15/54 (a)(c)	1,500,000	1,308,457
East Montgomery County Improvement District Sales Tax Revenue
RB Series 2024	5.25%	08/15/49 (a)	1,000,000	1,044,631
RB Series 2024	4.25%	08/15/54 (a)	500,000	453,214
El Paso County Community College District
RB Series 2016	5.00%	04/01/42 (a)(c)	75,000	75,005
El Paso Independent School District
GO Bonds Series 2019	4.00%	08/15/43 (a)(c)	70,000	68,296

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Flour Bluff Independent School District
GO Bonds Series 2025	5.25%	08/15/55 (a)(c)	820,000	856,396
Forney Independent School District
GO Bonds Series 2022 B	4.00%	08/15/47 (a)(c)	350,000	324,712
GO Bonds Series 2023	5.00%	08/15/48 (a)(c)	200,000	205,857
Fort Bend County Texas Public Facility Corp.
RB Series 2023	5.00%	03/01/53 (a)	100,000	102,224
Fort Worth Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	740,000	684,685
Friendswood Independent School District
GO Bonds Series 2021	2.00%	02/15/51 (a)(c)	50,000	27,864
Frisco Independent School District
Refunding GO Bonds Series 2019	5.00%	08/15/36 (a)(c)	170,000	177,893
Galveston Independent School District
GO Bonds Series 2022	4.00%	02/01/47 (a)(c)	1,430,000	1,330,100
Garland Independent School District
GO Bonds Series 2023 A	5.00%	02/15/32 (c)	1,000,000	1,114,988
GO Bonds Series 2023 A	5.00%	02/15/35 (a)(c)	150,000	166,531
GO Bonds Series 2023 A	5.00%	02/15/38 (a)(c)	635,000	691,973
GO Bonds Series 2023 A	5.00%	02/15/40 (a)(c)	10,000	10,777
GO Bonds Series 2023 A	5.00%	02/15/41 (a)(c)	150,000	160,675
GO Bonds Series 2023 A	5.00%	02/15/42 (a)(c)	110,000	117,256
GO Bonds Series 2023 A	5.00%	02/15/43 (a)(c)	25,000	26,532
Georgetown Independent School District
GO Bonds Series 2023	4.13%	08/15/47 (a)(c)	150,000	142,105
GO Bonds Series 2024	4.50%	02/15/49 (a)(c)	200,000	198,624
GO Bonds Series 2024	5.00%	02/15/54 (a)(c)	200,000	203,965
Grand Parkway Transportation Corp.
RB Series 2018 A	5.00%	10/01/35 (a)	200,000	206,767
RB Series 2018 A	5.00%	10/01/36 (a)	500,000	515,881
RB Series 2018 A	5.00%	10/01/43 (a)	1,475,000	1,505,442
Refunding RB Series 2020 C	4.00%	10/01/45 (a)	1,610,000	1,501,152
Refunding RB Series 2020 C	4.00%	10/01/49 (a)	1,500,000	1,340,606
Refunding RB Series 2020 C	3.00%	10/01/50 (a)	150,000	105,691
Greater Texas Cultural Education Facilities Finance Corp.
RB Texas Biomedical Research Institute Series 2024 A	5.25%	06/01/54 (a)	490,000	466,013
Greater Texoma Utility Authority
RB City of Sherman Water & Sewer System Revenue Series 2023	5.00%	10/01/48 (a)(c)	150,000	152,337
RB City of Sherman Water & Sewer System Revenue Series 2023	4.25%	10/01/53 (a)(c)	750,000	687,077
RB City of Sherman Water & Sewer System Revenue Series 2023 A	4.38%	10/01/53 (a)	1,000,000	935,073
RB City of Sherman Water & Sewer System Revenue Series 2024 R	5.00%	10/01/49 (a)(c)	200,000	203,169
Greenwood Independent School District
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	30,000	30,686
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	150,000	129,691
Harris County Cultural Education Facilities Finance Corp.
RB Baylor College of Medicine Series 2024 A	5.00%	05/15/29 (a)	210,000	221,372
Harris County Flood Control District
GO Bonds Series 2020 A	4.00%	10/01/45 (a)	990,000	924,340
GO Bonds Series 2022 A	4.25%	10/01/47 (a)	500,000	476,936
GO Bonds Series 2023 A	4.00%	09/15/48 (a)	715,000	650,159

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Harris County-Houston Sports Authority
Refunding RB Series 2024 A	5.00%	11/15/26	100,000	101,397
Refunding RB Series 2024 A	5.00%	11/15/28	250,000	263,376
Refunding RB Series 2024 A	5.00%	11/15/29	155,000	165,800
Refunding RB Series 2024 A	5.00%	11/15/38 (a)	530,000	573,783
Hays Consolidated Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	150,000	153,806
Highland Park Independent School District/Dallas County
Refunding GO Bonds Series 2024	5.00%	02/15/33 (c)	5,000,000	5,652,881
Houston Higher Education Finance Corp.
RB William Marsh Rice University Series 2024	5.00%	05/15/34	975,000	1,112,801
Houston Independent School District
GO Bonds Series 2017	4.00%	02/15/42 (a)(b)(c)	10,000	10,117
Refunding GO Bonds Series 2017	5.00%	02/15/28 (a)(c)	185,000	188,792
Refunding GO Bonds Series 2017	4.00%	02/15/42 (a)(c)	40,000	38,731
Refunding GO Bonds Series 2025 B	5.00%	02/15/27 (c)	960,000	980,711
Humble Independent School District
GO Bonds Series 2022	5.00%	02/15/47 (a)(c)	140,000	144,927
Hurst-Euless-Bedford Independent School District
GO Bonds Series 2024	5.00%	08/15/43 (a)(c)	160,000	170,669
GO Bonds Series 2024	4.00%	08/15/50 (a)(c)	1,100,000	1,000,859
Hutto Independent School District
GO Bonds Series 2023	5.00%	08/01/48 (a)(c)	20,000	20,701
GO Bonds Series 2024	5.00%	08/01/49 (a)(c)	85,000	88,057
Irving Independent School District
GO Bonds Series 2023	5.00%	02/15/41 (a)(c)	180,000	191,357
GO Bonds Series 2025	4.50%	02/15/44 (a)	1,000,000	1,021,413
Judson Independent School District
GO Bonds Series 2024	4.00%	02/01/49 (a)(c)	445,000	409,437
GO Bonds Series 2024	5.00%	02/01/49 (a)(c)	110,000	113,405
GO Bonds Series 2024	4.00%	02/01/53 (a)(c)	85,000	75,284
Katy Independent School District
GO Bonds Series 2017	4.00%	02/15/47 (a)(c)	100,000	92,312
GO Bonds Series 2020	4.00%	02/15/45 (a)(c)	1,520,000	1,460,801
GO Bonds Series 2022	4.00%	02/15/52 (a)(c)	500,000	443,396
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	200,000	207,793
GO Bonds Series 2025	5.00%	02/15/28 (c)	1,000,000	1,046,276
Keller Independent School District
GO Bonds Series 2020	4.00%	02/15/44 (a)(c)	750,000	730,538
GO Bonds Series 2020	4.00%	02/15/47 (a)(c)	115,000	106,451
Klein Independent School District
GO Bonds Series 2022	4.00%	08/01/47 (a)(c)	100,000	93,074
Lake Travis Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)	150,000	141,024
Lamar Consolidated Independent School District
GO Bonds Series 2018	4.00%	02/15/50 (a)(c)	880,000	791,779
GO Bonds Series 2021	3.00%	02/15/56 (a)(c)	200,000	138,172
GO Bonds Series 2022	4.00%	02/15/62 (a)(c)	200,000	170,285
GO Bonds Series 2023	4.00%	02/15/48 (a)	715,000	648,841
GO Bonds Series 2023	4.00%	02/15/53 (a)	100,000	87,644
GO Bonds Series 2023	5.50%	02/15/58 (a)(c)	540,000	567,802

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2023 A	4.00%	02/15/48 (a)(c)	1,000,000	915,015
GO Bonds Series 2023 A	5.00%	02/15/53 (a)(c)	140,000	142,851
GO Bonds Series 2023 A	5.00%	02/15/58 (a)(c)	1,000,000	1,017,905
Refunding GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	185,000	191,721
Refunding GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	525,000	466,336
Refunding GO Bonds Series 2024 A	4.00%	02/15/44 (a)(c)	1,150,000	1,114,532
Leander Independent School District
Refunding GO Bonds Series 2016 A	4.33%	08/16/42 (a)(c)(d)	350,000	166,050
Lewisville Independent School District
GO Bonds Series 2024	5.00%	08/15/29 (c)	455,000	489,829
GO Bonds Series 2024	5.00%	08/15/36 (a)(c)	315,000	349,451
GO Bonds Series 2024	5.00%	08/15/39 (a)(c)	1,490,000	1,622,096
GO Bonds Series 2024	5.00%	08/15/40 (a)(c)	45,000	48,683
Lower Colorado River Authority
RB Transmission Services Corp. Series 2019 A	4.00%	05/15/49 (a)	80,000	69,399
RB Transmission Services Corp. Series 2020 A	5.00%	05/15/50 (a)	100,000	101,180
RB Transmission Services Corp. Series 2021 A	5.00%	05/15/46 (a)	1,000,000	1,022,835
RB Transmission Services Corp. Series 2021 A	5.00%	05/15/51 (a)	240,000	243,166
RB Transmission Services Corp. Series 2024 A	5.00%	05/15/54 (a)	1,000,000	1,020,669
Refunding RB Transmission Services Corp. Series 2018	5.00%	05/15/43 (a)	45,000	45,813
Refunding RB Transmission Services Corp. Series 2018	5.00%	05/15/48 (a)	150,000	151,125
Refunding RB Transmission Services Corp. Series 2022	5.00%	05/15/47 (a)	155,000	157,993
Refunding RB Transmission Services Corp. Series 2023	5.50%	05/15/48 (a)(c)	500,000	527,500
Refunding RB Transmission Services Corp. Series 2023 A	5.00%	05/15/27 (c)	75,000	77,013
Refunding RB Transmission Services Corp. Series 2023 A	5.00%	05/15/30 (c)	135,000	146,142
Refunding RB Transmission Services Corp. Series 2023 A	5.00%	05/15/33	60,000	66,816
Refunding RB Transmission Services Corp. Series 2023 A	5.25%	05/15/48 (a)	2,100,000	2,182,974
Refunding RB Transmission Services Corp. Series 2023 A	5.25%	05/15/53 (a)(c)	250,000	259,360
Refunding RB Transmission Services Corp. Series 2024	5.00%	05/15/49 (a)(c)	250,000	256,772
Refunding RB Transmission Services Corp. Series 2024	5.25%	05/15/54 (a)(c)	815,000	843,803
Mabank Independent School District
Refunding GO Bonds Series 2024	4.00%	08/15/49 (a)(c)	250,000	225,150
Magnolia Independent School District
GO Bonds Series 2023	4.00%	08/15/47 (a)	1,090,000	996,850
Manor Independent School District
GO Bonds Series 2020	3.00%	08/01/50 (a)(c)	150,000	106,546
Mansfield Independent School District
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	500,000	462,588
GO Bonds Series 2025	5.00%	02/15/50 (a)(c)	750,000	776,589
Medina Valley Independent School District
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	1,600,000	1,414,541
GO Bonds Series 2025	5.25%	02/15/55 (a)(c)	1,000,000	1,043,256
Melissa Independent School District
GO Bonds Series 2024	4.00%	02/01/49 (a)(c)	300,000	272,065
Mesquite Independent School District
Refunding GO Bonds Series 2025	5.25%	08/15/52 (a)(c)	1,000,000	1,049,827
Midland County Fresh Water Supply District No. 1
RB Series 2012 A	2.41%	09/15/34 (a)(b)(d)	1,000,000	691,584
Midland Independent School District
GO Bonds Series 2024	4.00%	02/15/43 (a)(c)	100,000	98,159
GO Bonds Series 2024	5.00%	02/15/50 (a)(b)(c)	15,000	15,652

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2024	5.00%	02/15/50 (a)(b)(c)	50,000	52,174
GO Bonds Series 2024	5.00%	02/15/50 (a)(c)	85,000	85,778
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	525,000	457,522
Montgomery Independent School District
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	280,000	259,804
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	1,010,000	924,394
New Caney Independent School District
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	630,000	582,861
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	325,000	292,404
Refunding GO Bonds Series 2023	5.00%	02/15/53 (a)(c)	125,000	127,546
New Hope Higher Education Finance Corp.
RB Texas Christian University Series 2026 A	5.00%	03/15/51 (a)	500,000	512,297
RB Texas Christian University Series 2026 A	5.00%	03/15/55 (a)	850,000	865,418
North East Independent School District
Refunding GO Bonds Series 2007	5.25%	02/01/29 (c)	200,000	214,334
North Harris County Regional Water Authority
Refunding RB Series 2016	4.00%	12/15/41 (a)	750,000	728,542
North Texas Municipal Water District
RB Panther Creek Wastewater System Series 2025	5.00%	06/01/55 (a)	2,000,000	2,047,719
North Texas Municipal Water District Water System Revenue
Refunding RB Series 2025	5.00%	09/01/30	275,000	299,892
Refunding RB Series 2025	5.00%	09/01/43 (a)	540,000	581,871
Refunding RB Series 2025	5.00%	09/01/51 (a)	750,000	774,313
Refunding RB Series 2025	5.00%	09/01/55 (a)	1,300,000	1,333,987
North Texas Tollway Authority
Refunding RB Series 2008 D	3.24%	01/01/28 (c)(d)	110,000	104,647
Refunding RB Series 2008 D	3.35%	01/01/29 (c)(d)	155,000	143,031
Refunding RB Series 2008 D	2.74%	01/01/30 (c)(d)	860,000	768,006
Refunding RB Series 2008 D	3.10%	01/01/31 (c)(d)	530,000	457,078
Refunding RB Series 2008 D	3.62%	01/01/32 (c)(d)	100,000	83,126
Refunding RB Series 2008 D	3.34%	01/01/34 (c)(d)	945,000	724,926
Refunding RB Series 2008 D	3.36%	01/01/35 (c)(d)	700,000	513,610
Refunding RB Series 2008 D	3.68%	01/01/36 (c)(d)	665,000	464,937
Refunding RB Series 2008 D	3.75%	01/01/38 (c)(d)	1,930,000	1,216,422
Refunding RB Series 2016 A	4.00%	01/01/39 (a)	565,000	554,467
Refunding RB Series 2017 A	5.00%	01/01/34 (a)	2,500,000	2,535,207
Refunding RB Series 2017 A	5.00%	01/01/36 (a)	295,000	298,725
Refunding RB Series 2017 A	5.00%	01/01/39 (a)	165,000	169,031
Refunding RB Series 2017 A	5.00%	01/01/43 (a)	825,000	845,398
Refunding RB Series 2017 A	5.00%	01/01/48 (a)	115,000	116,363
Refunding RB Series 2017 B	5.00%	01/01/32 (a)	480,000	486,995
Refunding RB Series 2017 B	5.00%	01/01/43 (a)	455,000	458,209
Refunding RB Series 2018	5.00%	01/01/48 (a)	300,000	302,447
Refunding RB Series 2018	4.25%	01/01/49 (a)	50,000	45,644
Refunding RB Series 2019 A	4.00%	01/01/37 (a)	125,000	125,635
Refunding RB Series 2019 A	5.00%	01/01/38 (a)	285,000	296,277
Refunding RB Series 2019 A	4.00%	01/01/44 (a)	500,000	461,696
Refunding RB Series 2019 B	5.00%	01/01/27	100,000	101,760
Refunding RB Series 2019 B	5.00%	01/01/29	100,000	105,963
Refunding RB Series 2020 A	3.00%	01/01/37 (a)	100,000	92,891
Refunding RB Series 2020 A	4.00%	01/01/37 (a)	60,000	60,305

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2020 A	3.00%	01/01/38 (a)	50,000	45,459
Refunding RB Series 2022 A	5.25%	01/01/38 (a)	2,000,000	2,183,279
Refunding RB Series 2022 A	4.13%	01/01/40 (a)	90,000	89,738
Refunding RB Series 2023 A	5.00%	01/01/27	1,380,000	1,404,707
Refunding RB Series 2023 B	5.00%	01/01/31	650,000	709,740
Refunding RB Series 2024 A	5.00%	01/01/34	110,000	124,461
Refunding RB Series 2024 A	5.00%	01/01/41 (a)	1,225,000	1,331,732
Refunding RB Series 2024 A	5.25%	01/01/42 (a)	110,000	121,170
Refunding RB Series 2024 B	5.00%	01/01/30	1,500,000	1,615,061
Refunding RB Series 2024 B	5.00%	01/01/31	1,000,000	1,091,907
Refunding RB Series 2024 B	5.00%	01/01/32	465,000	513,399
Refunding RB Series 2024 B	5.00%	01/01/33	155,000	172,713
Refunding RB Series 2024 B	5.00%	01/01/34	100,000	112,266
Refunding RB Series 2024 B	5.00%	01/01/37 (a)	315,000	345,651
Refunding RB Series 2025 A	5.00%	01/01/28	510,000	530,777
Refunding RB Series 2025 A	5.00%	01/01/30	125,000	135,005
Refunding RB Series 2025 A	5.00%	01/01/39 (a)	1,000,000	1,108,621
Northwest Independent School District
GO Bonds Series 2022 A	5.00%	02/15/48 (a)(c)	1,915,000	1,966,569
GO Bonds Series 2023	4.00%	02/15/48 (a)(c)	100,000	92,656
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	4,555,000	4,677,663
GO Bonds Series 2024	5.00%	02/15/49 (a)(c)	310,000	318,742
GO Bonds Series 2024 A	5.00%	02/15/49 (a)(c)	10,000	10,282
GO Bonds Series 2025	5.00%	02/15/55 (a)(c)	5,780,000	5,943,492
Refunding GO Bonds Series 2020	4.00%	02/15/45 (a)(c)	835,000	801,436
Pasadena Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	100,000	101,911
GO Bonds Series 2023	4.25%	02/15/53 (a)(c)	200,000	183,213
Permanent University Fund - Texas A&M University System
Refunding RB Series 2025 A	5.00%	07/01/31 (c)	250,000	276,826
Refunding RB Series 2025 A	5.00%	07/01/54 (a)	350,000	360,512
Permanent University Fund - University of Texas System
RB Series 2022 A	5.00%	07/01/32 (c)	1,575,000	1,764,627
Refunding RB Series 2007 B	5.25%	07/01/26 (c)	350,000	352,446
Refunding RB Series 2007 B	5.25%	07/01/28 (c)	100,000	105,819
Refunding RB Series 2007 B	5.25%	07/01/30	320,000	352,561
Refunding RB Series 2023 A	5.00%	07/01/32 (c)	50,000	56,050
Refunding RB Series 2023 A	5.00%	07/01/40 (a)(c)	155,000	167,709
Refunding RB Series 2023 A	4.00%	07/01/41 (a)(c)	280,000	280,361
Refunding RB Series 2023 A	4.13%	07/01/52 (a)	500,000	456,520
Refunding RB Series 2024 A	5.00%	07/01/31	325,000	359,874
Refunding RB Series 2024 A	5.00%	07/01/35 (a)(c)	100,000	112,919
Refunding RB Series 2024 A	5.00%	07/01/36 (a)(c)	435,000	487,315
Refunding RB Series 2024 A	5.00%	07/01/37 (a)	3,390,000	3,766,062
Refunding RB Series 2024 A	5.00%	07/01/38 (a)	260,000	287,081
Refunding RB Series 2024 A	5.00%	07/01/39 (a)	100,000	109,921
Refunding RB Series 2024 B	5.00%	07/01/33	35,000	39,590
Refunding RB Series 2024 B	5.00%	07/01/35	205,000	234,514
Refunding RB Series 2024 B	5.00%	07/01/36	125,000	143,368
Refunding RB Series 2024 B	5.00%	07/01/37 (a)(c)	330,000	366,608
Refunding RB Series 2024 B	5.00%	07/01/38 (a)	350,000	386,455

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Series 2025 A	5.00%	07/01/34	1,000,000	1,139,264
Refunding RB Series 2025 A	5.00%	07/01/39	200,000	229,320
Refunding RB Series 2025 A	5.00%	07/01/48 (a)	200,000	208,407
Pflugerville Independent School District
GO Bonds Series 2023 A	5.00%	02/15/48 (a)	150,000	152,416
Plano Independent School District
GO Bonds Series 2023	5.00%	02/15/34 (a)	230,000	254,506
GO Bonds Series 2023	5.00%	02/15/36 (a)	100,000	109,464
GO Bonds Series 2023	5.00%	02/15/37 (a)	285,000	310,139
GO Bonds Series 2023	5.00%	02/15/41 (a)	100,000	106,883
GO Bonds Series 2023	5.00%	02/15/42 (a)	170,000	180,490
GO Bonds Series 2025	5.00%	02/15/27 (c)	575,000	587,656
GO Bonds Series 2025	5.00%	02/15/29 (c)	190,000	202,971
GO Bonds Series 2025	5.00%	02/15/32 (c)	500,000	556,922
Port Arthur Independent School District
GO Bonds Series 2025	5.00%	02/15/55 (a)	1,500,000	1,531,468
Port Authority of Houston of Harris County Texas
RB Series 2021	5.00%	10/01/51 (a)	200,000	203,575
RB Series 2023	5.00%	10/01/48 (a)	1,500,000	1,539,716
Prosper Independent School District
GO Bonds Series 2022	4.00%	02/15/52 (a)(c)	150,000	133,223
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	250,000	220,677
GO Bonds Series 2024	4.00%	02/15/54 (a)(c)	2,350,000	2,064,267
GO Bonds Series 2024	4.25%	02/15/54 (a)(c)	905,000	840,051
GO Bonds Series 2024 A	4.00%	02/15/49 (a)(c)	300,000	273,165
Refunding GO Bonds Series 2025	4.50%	02/15/55 (a)(c)	1,250,000	1,218,630
Refunding GO Bonds Series 2025	5.25%	02/15/55 (a)(c)	1,000,000	1,049,086
Richardson Independent School District
GO Bonds Series 2021	4.00%	02/15/46 (a)(c)	85,000	79,929
Rockwall Independent School District
GO Bonds Series 2022 A	5.00%	02/15/47 (a)(c)	185,000	190,185
GO Bonds Series 2023	4.00%	02/15/53 (a)(c)	1,250,000	1,106,840
Round Rock Independent School District
GO Bonds Series 2025 B	4.00%	08/01/44 (a)(c)	595,000	582,452
Refunding GO Bonds Series 2019 A	5.00%	08/01/30 (a)(c)	45,000	48,139
Refunding GO Bonds Series 2019 A	5.00%	08/01/31 (a)(c)	10,000	10,669
Refunding GO Bonds Series 2019 A	4.00%	08/01/32 (a)(c)	250,000	257,530
Royse City Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	120,000	123,498
GO Bonds Series 2023	5.00%	02/15/53 (a)(c)	150,000	152,525
Sabine-Neches Navigation District
GO Bonds Series 2022	4.63%	02/15/47 (a)	35,000	34,826
Salado Independent School District
GO Bonds Series 2024	4.25%	02/15/54 (a)(c)	250,000	228,040
San Antonio Independent School District
GO Bonds Series 2022	5.00%	08/15/47 (a)(c)	1,490,000	1,537,901
San Antonio Public Facilities Corp.
Refunding RB Series 2012	4.00%	09/15/42 (a)	515,000	485,284
Refunding RB Series 2022	5.00%	09/15/33 (a)	25,000	27,494
Refunding RB Series 2022	5.00%	09/15/34 (a)	150,000	164,205

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
San Antonio Water System
RB Series 2020 C	4.00%	05/15/50 (a)	1,000,000	892,670
RB Series 2022 B	5.25%	05/15/52 (a)	500,000	519,804
RB Series 2024 A	2.75%	05/01/54 (a)(c)(f)	4,110,000	4,110,000
RB Series 2025 D	2.70%	05/01/55 (a)(c)(f)	3,200,000	3,200,000
Refunding RB Series 2016 C	5.00%	05/15/34 (a)	155,000	156,725
Refunding RB Series 2018 A	5.00%	05/15/48 (a)	75,000	75,850
Refunding RB Series 2023 A	5.25%	05/15/48 (a)	500,000	524,710
Refunding RB Series 2025 A	5.00%	05/15/35	190,000	217,187
Refunding RB Series 2025 A	5.00%	05/15/38 (a)	125,000	139,631
San Jacinto Community College District
GO Bonds Series 2016 A	4.00%	02/15/41 (a)	500,000	489,715
GO Bonds Series 2019 A	5.00%	02/15/49 (a)	500,000	509,533
Sherman Independent School District
GO Bonds Series 2025	5.00%	02/15/53 (a)(c)	1,000,000	1,020,092
Spring Independent School District
GO Bonds Series 2023	5.00%	08/15/47 (a)	2,000,000	2,063,395
GO Bonds Series 2023	4.00%	08/15/52 (a)	900,000	788,182
Refunding GO Bonds Series 2025	5.25%	08/15/50 (a)(c)	500,000	529,678
Refunding GO Bonds Series 2025	5.25%	08/15/55 (a)(c)	210,000	220,635
State of Texas
GO Bonds Series 2025 E	4.75%	02/01/56 (a)	1,000,000	1,010,368
Refunding GO Bonds Series 2015 A	3.30%	10/01/29 (a)	300,000	300,062
Refunding GO Bonds Series 2017 A	5.00%	10/01/30 (a)	50,000	51,642
Refunding GO Bonds Series 2017 A	5.00%	10/01/33 (a)	600,000	617,405
Refunding GO Bonds Series 2017 A	5.00%	10/01/34 (a)	160,000	164,428
Refunding GO Bonds Series 2017 B	5.00%	10/01/30 (a)	275,000	284,033
Refunding GO Bonds Series 2017 B	5.00%	10/01/31 (a)	1,700,000	1,753,704
Refunding GO Bonds Series 2017 B	5.00%	10/01/32 (a)	40,000	41,216
Refunding GO Bonds Series 2017 B	5.00%	10/01/33 (a)	150,000	154,351
Refunding GO Bonds Series 2017 B	5.00%	10/01/34 (a)	50,000	51,384
Refunding GO Bonds Series 2022 B	5.00%	08/01/41 (a)	35,000	35,047
Refunding GO Bonds Series 2025	5.00%	10/01/27	250,000	259,239
Refunding GO Bonds Series 2025	5.00%	10/01/29	3,000,000	3,231,895
Refunding GO Bonds Series 2025	5.00%	10/01/34	250,000	285,304
Refunding GO Bonds Series 2025	5.00%	10/01/35	650,000	745,360
Refunding GO Bonds Series 2025	5.00%	10/01/36 (a)	985,000	1,119,353
Refunding GO Bonds Series 2025	5.00%	10/01/39 (a)	2,000,000	2,227,259
Refunding GO Bonds Series 2025	5.00%	10/01/40 (a)	1,500,000	1,660,009
Refunding GO Bonds Series 2025	5.00%	10/01/43 (a)	1,500,000	1,633,482
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/26	100,000	101,258
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/27	275,000	285,163
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/28	135,000	142,796
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/31	100,000	110,638
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/32	70,000	78,223
Refunding GO Bonds Department of Transportation Texas Mobility Fund Series 2024	5.00%	10/01/39 (a)	635,000	701,664
Tarrant County College District
GO Bonds Series 2022	4.00%	08/15/42 (a)	330,000	325,571

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Tarrant County Hospital District
GO Bonds Series 2023	4.00%	08/15/43 (a)	500,000	478,923
GO Bonds Series 2023	4.25%	08/15/48 (a)	200,000	187,603
GO Bonds Series 2023	5.25%	08/15/48 (a)	40,000	41,711
Tarrant Regional Water District Water Supply System Revenue
Refunding RB Series 2024	5.00%	03/01/30	50,000	54,179
Refunding RB Series 2024	5.00%	03/01/32	135,000	150,484
Refunding RB Series 2024	5.00%	03/01/34	100,000	113,659
Refunding RB Series 2024	4.00%	03/01/54 (a)	150,000	132,934
Temple College
GO Bonds Series 2021	3.00%	07/01/46 (a)	200,000	149,609
Texas A&M University
RB Series 2024 A	5.00%	05/15/27	480,000	493,263
RB Series 2024 A	5.00%	05/15/42 (a)	150,000	162,182
Refunding RB Series 2017 E	5.00%	05/15/27	100,000	102,752
Texas Department of Transportation State Highway Fund
RB Series 2016 A	5.00%	10/01/26	155,000	156,958
Refunding RB Series 2015	5.00%	10/01/26	370,000	374,674
Refunding RB Series 2024	5.00%	10/01/32	460,000	516,923
Refunding RB Series 2024	5.00%	10/01/33	160,000	181,502
Texas Private Activity Bond Surface Transportation Corp.
Refunding RB NTE Mobility Partners LLC Series 2019 A	5.00%	12/31/31 (a)	255,000	270,056
Refunding RB NTE Mobility Partners LLC Series 2019 A	5.00%	12/31/32 (a)	105,000	110,864
Refunding RB NTE Mobility Partners LLC Series 2019 A	5.00%	12/31/33 (a)	220,000	231,165
Refunding RB NTE Mobility Partners LLC Series 2019 A	5.00%	12/31/35 (a)	170,000	177,630
Refunding RB NTE Mobility Partners LLC Series 2019 A	4.00%	12/31/38 (a)	315,000	304,378
Refunding RB NTE Mobility Partners LLC Series 2019 A	4.00%	12/31/39 (a)	180,000	172,113
Texas State Technical College
RB Series 2022 A	5.50%	08/01/42 (a)(c)	500,000	547,873
Texas State University System
Refunding RB Series 2017 A	5.00%	03/15/27	150,000	153,472
Refunding RB Series 2017 A	5.00%	03/15/28 (a)	185,000	189,185
Refunding RB Series 2017 A	5.00%	03/15/29 (a)	55,000	56,198
Refunding RB Series 2017 A	5.00%	03/15/31 (a)	350,000	356,781
Refunding RB Series 2024	5.00%	03/15/30	200,000	216,640
Refunding RB Series 2024	5.00%	03/15/32	100,000	111,273
Refunding RB Series 2024	5.00%	03/15/33	325,000	365,130
Texas Transportation Commission
Refunding GO Bonds Series 2024	5.00%	04/01/26	65,000	65,000
Refunding GO Bonds Series 2024	5.00%	04/01/29	550,000	587,094
Refunding GO Bonds Series 2024	5.00%	04/01/32	125,000	139,257
Refunding GO Bonds Series 2024	5.00%	04/01/34 (a)	250,000	280,991
Texas Transportation Commission State Highway 249 System
RB Series 2019 A	4.97%	08/01/52 (a)(d)	915,000	229,643
Texas Transportation Finance Corp.
RB Series 2025 A	5.00%	10/01/38 (a)	1,000,000	1,112,408
RB Series 2025 A	5.00%	10/01/43 (a)	275,000	297,982
RB Series 2025 A	5.00%	10/01/50 (a)	1,750,000	1,806,671
RB Series 2025 A	5.25%	10/01/50 (a)	2,200,000	2,321,912
RB Series 2025 A	5.25%	10/01/55 (a)	500,000	525,601
RB Series 2025 A	5.50%	10/01/55 (a)	1,750,000	1,879,978

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Texas Water Development Board
RB State Revolving Fund Series 2022	5.00%	08/01/41 (a)	120,000	128,238
RB State Revolving Fund Series 2025	4.00%	10/15/39 (a)	1,000,000	1,010,932
RB State Revolving Fund Series 2025	4.25%	10/15/41 (a)	100,000	101,470
RB State Revolving Fund Series 2025	4.75%	10/15/50 (a)	2,500,000	2,519,572
RB State Revolving Fund Series 2025	4.75%	10/15/55 (a)	2,000,000	1,981,556
RB State Water Implementation Revenue Fund for Texas Series 2015 A	5.00%	10/15/29 (a)	40,000	40,070
RB State Water Implementation Revenue Fund for Texas Series 2015 A	5.00%	10/15/30 (a)	25,000	25,041
RB State Water Implementation Revenue Fund for Texas Series 2015 A	4.00%	10/15/40 (a)	635,000	633,336
RB State Water Implementation Revenue Fund for Texas Series 2015 A	4.00%	10/15/45 (a)	100,000	93,500
RB State Water Implementation Revenue Fund for Texas Series 2015 A	4.00%	10/15/50 (a)	25,000	22,420
RB State Water Implementation Revenue Fund for Texas Series 2016	4.00%	10/15/41 (a)	25,000	24,651
RB State Water Implementation Revenue Fund for Texas Series 2016	5.00%	10/15/46 (a)	335,000	335,288
RB State Water Implementation Revenue Fund for Texas Series 2017 A	5.00%	04/15/29 (a)	100,000	103,659
RB State Water Implementation Revenue Fund for Texas Series 2017 A	5.00%	10/15/31 (a)	320,000	330,540
RB State Water Implementation Revenue Fund for Texas Series 2017 A	4.00%	10/15/35 (a)	4,085,000	4,123,138
RB State Water Implementation Revenue Fund for Texas Series 2017 A	5.00%	10/15/42 (a)	940,000	955,889
RB State Water Implementation Revenue Fund for Texas Series 2017 A	5.00%	10/15/47 (a)	760,000	766,908
RB State Water Implementation Revenue Fund for Texas Series 2018 A	4.00%	10/15/34 (a)	125,000	126,781
RB State Water Implementation Revenue Fund for Texas Series 2018 A	4.00%	10/15/37 (a)	80,000	80,657
RB State Water Implementation Revenue Fund for Texas Series 2018 A	5.00%	10/15/43 (a)	490,000	500,026
RB State Water Implementation Revenue Fund for Texas Series 2018 A	4.00%	04/15/48 (a)	200,000	181,930
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	04/15/30 (a)	85,000	89,846
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	04/15/31 (a)	5,000	5,272
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	10/15/32 (a)	600,000	630,946
RB State Water Implementation Revenue Fund for Texas Series 2018 B	4.00%	10/15/33 (a)	115,000	117,278
RB State Water Implementation Revenue Fund for Texas Series 2018 B	4.00%	10/15/36 (a)	50,000	50,627
RB State Water Implementation Revenue Fund for Texas Series 2018 B	4.00%	10/15/43 (a)	175,000	169,594
RB State Water Implementation Revenue Fund for Texas Series 2018 B	5.00%	04/15/49 (a)	330,000	333,877
RB State Water Implementation Revenue Fund for Texas Series 2019 A	3.00%	10/15/33 (a)	45,000	43,573
RB State Water Implementation Revenue Fund for Texas Series 2019 A	3.00%	10/15/34 (a)	125,000	119,367
RB State Water Implementation Revenue Fund for Texas Series 2019 A	3.00%	10/15/35 (a)	100,000	95,109
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/36 (a)	340,000	345,849
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/37 (a)	225,000	227,905
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/49 (a)	400,000	362,099
RB State Water Implementation Revenue Fund for Texas Series 2019 A	4.00%	10/15/54 (a)	350,000	305,798
RB State Water Implementation Revenue Fund for Texas Series 2020	4.00%	10/15/45 (a)	5,670,000	5,301,461
RB State Water Implementation Revenue Fund for Texas Series 2022	4.45%	10/15/36 (a)	50,000	52,848
RB State Water Implementation Revenue Fund for Texas Series 2022	4.55%	10/15/38 (a)	40,000	42,057
RB State Water Implementation Revenue Fund for Texas Series 2022	4.65%	10/15/40 (a)	175,000	182,880
RB State Water Implementation Revenue Fund for Texas Series 2022	4.75%	10/15/42 (a)	135,000	140,255
RB State Water Implementation Revenue Fund for Texas Series 2022	5.00%	10/15/47 (a)	1,925,000	1,992,538
RB State Water Implementation Revenue Fund for Texas Series 2022	4.80%	10/15/52 (a)	1,850,000	1,858,297
RB State Water Implementation Revenue Fund for Texas Series 2022	5.00%	10/15/57 (a)	1,215,000	1,238,632
RB State Water Implementation Revenue Fund for Texas Series 2023 A	5.00%	10/15/37 (a)	230,000	253,681
RB State Water Implementation Revenue Fund for Texas Series 2023 A	5.00%	10/15/38 (a)	30,000	32,879
RB State Water Implementation Revenue Fund for Texas Series 2023 A	4.60%	10/15/39 (a)	225,000	237,429
RB State Water Implementation Revenue Fund for Texas Series 2023 A	4.88%	10/15/48 (a)	30,000	30,577
RB State Water Implementation Revenue Fund for Texas Series 2023 A	5.25%	10/15/51 (a)	880,000	920,602
RB State Water Implementation Revenue Fund for Texas Series 2023 A	5.00%	10/15/58 (a)	940,000	960,028
RB State Water Implementation Revenue Fund for Texas Series 2024 A	5.00%	10/15/40 (a)	105,000	114,642

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB State Water Implementation Revenue Fund for Texas Series 2024 A	4.00%	10/15/42 (a)	520,000	511,596
RB State Water Implementation Revenue Fund for Texas Series 2024 A	4.00%	10/15/43 (a)	545,000	528,164
RB State Water Implementation Revenue Fund for Texas Series 2024 A	4.13%	10/15/47 (a)	1,500,000	1,404,770
RB State Water Implementation Revenue Fund for Texas Series 2024 A	5.00%	10/15/49 (a)	250,000	258,916
RB State Water Implementation Revenue Fund for Texas Series 2024 A	4.25%	10/15/51 (a)	1,000,000	932,360
RB State Water Implementation Revenue Fund for Texas Series 2024 A	4.38%	10/15/59 (a)	5,225,000	4,896,808
RB Water Implementation Revenue Fund Series 2017 A	5.00%	04/15/30 (a)	30,000	31,050
RB Water Implementation Revenue Fund Series 2017 A	4.00%	10/15/33 (a)	390,000	394,754
Trinity River Authority Central Regional Wastewater System Revenue
Refunding RB Series 2017	5.00%	08/01/28 (a)	35,000	36,097
Refunding RB Series 2020	3.00%	08/01/31 (a)	150,000	148,956
Refunding RB Series 2020	3.00%	08/01/32 (a)	250,000	245,394
University of Houston
Refunding RB Series 2017 A	5.00%	02/15/36 (a)	140,000	140,088
Via Metropolitan Transit Advanced Transportation District Sales Tax Revenue
RB Series 2024	4.00%	08/01/54 (a)	115,000	100,919
Waller Consolidated Independent School District
GO Bonds Series 2020	4.00%	02/15/50 (a)(c)	105,000	94,351
Waxahachie Independent School District
GO Bonds Series 2023	5.00%	02/15/48 (a)(c)	3,975,000	4,103,042
GO Bonds Series 2023	4.25%	02/15/53 (a)(c)	350,000	325,109
GO Bonds Series 2024	4.00%	02/15/49 (a)(c)	530,000	487,505
GO Bonds Series 2024	4.00%	02/15/53 (a)(c)	175,000	155,932
Weatherford College of the Parker County Junior College District
RB Series 2025	5.25%	08/01/50 (a)	1,250,000	1,303,135
Weslaco Independent School District
GO Bonds Series 2024	4.13%	02/15/49 (a)(c)	110,000	102,380
West Harris County Regional Water Authority
Refunding RB Series 2021	3.50%	12/15/46 (a)(c)	75,000	61,329
West Travis County Public Utility Agency
Refunding RB Series 2017	4.00%	08/15/41 (a)(c)	175,000	170,194
White Settlement Independent School District
GO Bonds Series 2022	4.00%	08/15/52 (a)(c)	200,000	175,987
GO Bonds Series 2022	4.13%	08/15/52 (a)(c)	950,000	853,579
Wylie Independent School District/Collin County
GO Bonds Series 2024	5.25%	08/15/49 (a)(c)	225,000	236,452
Ysleta Independent School District
GO Bonds Series 2020	4.00%	08/15/50 (a)(c)	100,000	89,956
				398,759,220
UTAH 0.5%
Central Valley Water Reclamation Facility
RB Series 2021 C	4.00%	03/01/47 (a)	660,000	607,470
City of Salt Lake City Airport Revenue
RB Series 2017 B	5.00%	07/01/42 (a)	100,000	101,267
RB Series 2017 B	5.00%	07/01/47 (a)	25,000	25,174
RB Series 2021 B	5.00%	07/01/46 (a)	75,000	77,418
City of Salt Lake City Public Utilities Revenue
RB Series 2022	4.38%	02/01/52 (a)	250,000	242,106
RB Series 2022	5.00%	02/01/52 (a)	60,000	61,173

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Intermountain Power Agency
RB Series 2023 A	5.00%	07/01/28	100,000	105,164
RB Series 2023 A	5.00%	07/01/32	100,000	111,374
RB Series 2023 A	5.00%	07/01/33 (a)	250,000	276,937
RB Series 2023 A	5.00%	07/01/36 (a)	1,000,000	1,086,379
RB Series 2023 A	5.00%	07/01/37 (a)	285,000	307,956
RB Series 2023 A	5.00%	07/01/38 (a)	300,000	322,777
RB Series 2023 A	5.00%	07/01/42 (a)	225,000	238,118
Refunding RB Series 2022 A	5.00%	07/01/30	500,000	542,957
Refunding RB Series 2022 A	5.00%	07/01/31	150,000	165,095
Refunding RB Series 2022 A	5.00%	07/01/33 (a)	750,000	817,471
Refunding RB Series 2022 A	5.00%	07/01/34 (a)	425,000	461,300
Refunding RB Series 2022 A	4.00%	07/01/36 (a)	515,000	526,031
Refunding RB Series 2022 A	5.00%	07/01/39 (a)	240,000	254,531
Refunding RB Series 2022 A	5.00%	07/01/41 (a)	890,000	938,030
Refunding RB Series 2022 A	5.00%	07/01/42 (a)	250,000	262,564
Refunding RB Series 2022 A	5.00%	07/01/43 (a)	385,000	402,649
Refunding RB Series 2022 A	5.00%	07/01/44 (a)	115,000	119,664
Refunding RB Series 2022 A	5.00%	07/01/45 (a)	190,000	196,710
State of Utah
GO Bonds Series 2020	5.00%	07/01/28	20,000	21,100
GO Bonds Series 2020	5.00%	07/01/29 (a)	100,000	106,575
GO Bonds Series 2020	5.00%	07/01/30 (a)	50,000	53,202
GO Bonds Series 2020	5.00%	07/01/31 (a)	200,000	212,486
GO Bonds Series 2020 B	5.00%	07/01/27	125,000	128,882
Timpanogos Special Service District
Refunding RB Series 2024	5.00%	06/01/54 (a)	45,000	46,082
University of Utah
RB Series 2022 A	5.00%	08/01/46 (a)	125,000	129,103
RB Series 2022 A	4.00%	08/01/51 (a)	150,000	130,448
RB Series 2022 B	5.00%	08/01/38 (a)	50,000	54,146
RB Series 2022 B	5.00%	08/01/41 (a)	200,000	214,234
RB Series 2023 B	5.25%	08/01/48 (a)	480,000	505,485
RB Series 2023 B	5.25%	08/01/53 (a)	290,000	301,472
Utah Telecommunication Open Infrastructure Agency
Refunding RB Series 2022	5.25%	06/01/37 (a)	240,000	262,229
Refunding RB Series 2022	4.38%	06/01/40 (a)	150,000	153,694
Utah Transit Authority
Refunding RB Series 2007 A	5.00%	06/15/35 (c)	1,000,000	1,139,103
Refunding RB Series 2018	4.00%	12/15/41 (a)	115,000	113,575
Refunding RB Series 2024	5.00%	06/15/33	1,000,000	1,132,757
Refunding RB Series 2024	5.00%	06/15/37 (a)	160,000	178,228
Refunding RB Series 2024	5.00%	06/15/39 (a)	700,000	767,843
Refunding RB Series 2024	5.00%	06/15/39 (a)	250,000	274,230
Refunding RB Series 2024	5.00%	06/15/40 (a)	405,000	442,370
Refunding RB Series 2025	5.00%	12/15/30	485,000	534,255
Refunding RB Series 2025	5.00%	12/15/43 (a)	250,000	272,841
Refunding RB Series 2025	5.00%	12/15/44 (a)	240,000	259,745
				15,684,400

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
VERMONT 0.0%
University of Vermont & State Agricultural College
Refunding RB Series 2015	4.00%	10/01/40 (a)	500,000	500,529
VIRGINIA 1.0%
Chesapeake Bay Bridge & Tunnel District
RB Series 2016	5.00%	07/01/46 (a)	1,150,000	1,133,208
Chesterfield County Economic Development Authority
RB Series 2024	5.00%	04/01/48 (a)	60,000	62,078
City of Alexandria
GO Bonds Series 2019 A	3.00%	07/15/46 (a)(c)	250,000	194,935
GO Bonds Series 2023	5.00%	12/15/37 (a)	5,000,000	5,562,972
Commonwealth of Virginia
Refunding GO Bonds Series 2025 B	5.00%	06/01/26	265,000	266,124
County of Fairfax
Refunding GO Bonds Series 2016 A	4.00%	10/01/27 (a)(b)	75,000	75,035
Hampton Roads Transportation Accountability Commission
RB Roads Transportation Fund Series 2018 A	5.00%	07/01/48 (a)	500,000	508,101
RB Roads Transportation Fund Series 2018 A	5.00%	07/01/52 (a)(b)	110,000	114,674
RB Roads Transportation Fund Series 2018 A	5.50%	07/01/57 (a)(b)	765,000	804,010
RB Roads Transportation Fund Series 2020 A	4.00%	07/01/45 (a)	25,000	23,693
RB Roads Transportation Fund Series 2020 A	4.00%	07/01/50 (a)	100,000	88,926
RB Roads Transportation Fund Series 2020 A	5.00%	07/01/50 (a)	250,000	255,005
RB Roads Transportation Fund Series 2020 A	5.00%	07/01/60 (a)	145,000	146,919
RB Roads Transportation Fund Series 2022 A	4.00%	07/01/52 (a)	650,000	568,007
RB Roads Transportation Fund Series 2022 A	4.00%	07/01/57 (a)	640,000	549,032
RB Roads Transportation Fund Series 2023 A	5.00%	07/01/27	550,000	566,462
Loudoun County Economic Development Authority
Refunding RB Howard Hughes Medical Institute Series 2022 A	4.00%	10/01/52 (a)	500,000	452,311
University of Virginia
RB Series 2015 A-2	5.00%	04/01/45 (a)	75,000	75,002
RB Series 2019 B	5.00%	09/01/49 (a)	100,000	102,932
Refunding RB Series 2017 A	5.00%	04/01/38 (a)	80,000	81,358
Refunding RB Series 2017 A	5.00%	04/01/42 (a)	420,000	425,576
Refunding RB Series 2017 A	5.00%	04/01/47 (a)	25,000	25,236
Virginia College Building Authority
RB Series 2024 A	5.00%	02/01/35 (a)	650,000	733,793
RB Series 2024 A	4.00%	02/01/40 (a)	1,000,000	998,376
RB Series 2024 A	4.00%	02/01/43 (a)	110,000	107,990
RB Series 2024 A	4.00%	02/01/44 (a)	1,000,000	975,083
RB Commonwealth of Virginia Series 2017 C	5.00%	02/01/30 (a)	100,000	101,867
RB Commonwealth of Virginia Series 2017 C	3.00%	02/01/35 (a)	920,000	875,808
RB Commonwealth of Virginia Series 2019 A	3.00%	02/01/37 (a)	105,000	97,310
RB Commonwealth of Virginia Series 2019 A	3.00%	02/01/38 (a)	500,000	455,475
RB Commonwealth of Virginia Series 2019 A	3.00%	02/01/39 (a)	500,000	447,712
RB Commonwealth of Virginia Series 2021 A	5.00%	02/01/27	640,000	653,410
RB Commonwealth of Virginia Series 2021 A	3.00%	02/01/36 (a)	175,000	166,265
RB Commonwealth of Virginia Series 2021 A	4.00%	02/01/37 (a)	125,000	125,907
RB Commonwealth of Virginia Series 2022 A	5.00%	02/01/29	620,000	661,106
RB Commonwealth of Virginia Series 2022 A	5.00%	02/01/36 (a)	85,000	92,699
RB Commonwealth of Virginia Series 2022 A	5.00%	02/01/37 (a)	95,000	102,979

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
RB Commonwealth of Virginia Series 2022 A	5.25%	02/01/41 (a)	640,000	689,896
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/27	135,000	137,829
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/29	765,000	815,720
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/30	250,000	271,217
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/35 (a)	75,000	83,561
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/37 (a)	100,000	109,563
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/38 (a)	110,000	119,840
RB Commonwealth of Virginia Series 2023 A	5.00%	02/01/41 (a)	25,000	26,901
RB Commonwealth of Virginia Series 2023 A	5.25%	02/01/42 (a)	75,000	81,469
RB Commonwealth of Virginia Series 2024 A	5.00%	02/01/27	235,000	239,924
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/27	190,000	193,981
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/28	405,000	423,293
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/29 (a)	455,000	474,136
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/30 (a)	500,000	520,562
Refunding RB Commonwealth of Virginia Series 2017 E	5.00%	02/01/31 (a)	250,000	259,900
Refunding RB Commonwealth of Virginia Series 2019 C	5.00%	02/01/28	105,000	109,742
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/29	110,000	117,293
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/30	455,000	493,615
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/31	145,000	159,751
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/32	55,000	61,451
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/33	870,000	983,261
Refunding RB Commonwealth of Virginia Series 2023 B	5.00%	02/01/35 (a)	190,000	211,687
Virginia Commonwealth Transportation Board
RB Commonwealth of Virginia Series 2018	4.00%	05/15/41 (a)	5,000,000	4,927,008
Refunding RB Series 2017	5.00%	09/15/27	385,000	398,872
Refunding RB Commonwealth of Virginia Series 2017 A	5.00%	05/15/26	100,000	100,310
Refunding RB Commonwealth of Virginia Series 2017 A	5.00%	05/15/27	25,000	25,699
Refunding RB Commonwealth of Virginia Series 2017 A	5.00%	05/15/28 (a)	350,000	363,853
Refunding RB Commonwealth of Virginia Series 2017 A	5.00%	05/15/30 (a)	100,000	103,625
Refunding RB Commonwealth of Virginia Series 2017 A	5.00%	05/15/31 (a)	475,000	491,276
Refunding RB Commonwealth of Virginia Series 2022	5.00%	05/15/32	105,000	117,921
Refunding RB Commonwealth of Virginia Series 2022	4.00%	05/15/35 (a)	70,000	73,051
Refunding RB Commonwealth of Virginia Series 2024	5.00%	05/15/27	185,000	190,174
Refunding RB Commonwealth of Virginia Series 2024	5.00%	05/15/30	495,000	541,382
Virginia Public Building Authority
RB Commonwealth of Virginia Series 2021 A-1	5.00%	08/01/31	175,000	194,465
RB Commonwealth of Virginia Series 2021 A-1	5.00%	08/01/33 (a)	35,000	38,541
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/34 (a)	45,000	46,573
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/35 (a)	100,000	102,791
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/37 (a)	600,000	609,629
RB Commonwealth of Virginia Series 2021 A-2	4.00%	08/01/39 (a)	165,000	165,712
RB Commonwealth of Virginia Series 2022 A	5.00%	08/01/37 (a)	100,000	109,112
RB Commonwealth of Virginia Series 2022 A	5.00%	08/01/38 (a)	600,000	650,815
RB Commonwealth of Virginia Series 2022 A	4.00%	08/01/41 (a)	500,000	499,199
Refunding RB Commonwealth of Virginia Series 2016 B	5.00%	08/01/26	100,000	100,854
Refunding RB Commonwealth of Virginia Series 2017 A	5.00%	08/01/28 (a)	215,000	221,873
Virginia Public School Authority
Refunding RB Series 2025 B	5.00%	08/01/26 (c)	340,000	342,868
Refunding RB Series 2025 B	5.00%	08/01/27 (c)	275,000	284,132
Virginia Resources Authority
Refunding RB Series 2016 C	4.00%	11/01/41 (a)	10,000	9,879

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Virginia Resources Authority Clean Water Revolving Fund
Refunding RB Virginia Resources Authority State Revolving Fund Series 2025	5.00%	10/01/27	275,000	285,246
				36,256,828
WASHINGTON 2.8%
Central Puget Sound Regional Transit Authority
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/26	460,000	466,813
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/27	445,000	462,530
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/29	650,000	704,009
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/31	205,000	228,725
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/32 (a)	100,000	110,466
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/33 (a)	500,000	550,745
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/34 (a)	85,000	93,242
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	3.00%	11/01/36 (a)	50,000	46,555
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	5.00%	11/01/36 (a)	250,000	271,116
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	4.00%	11/01/40 (a)	85,000	84,611
Refunding RB Sales Motor Vehicle & Rental Car Tax Series 2021 S-1	4.00%	11/01/46 (a)	430,000	412,175
City of Seattle Drainage & Wastewater Revenue
Refunding RB Series 2014	4.00%	05/01/44 (a)	125,000	120,032
City of Seattle Municipal Light & Power Revenue
RB Series 2015 A	4.00%	05/01/45 (a)	150,000	143,732
Refunding RB Series 2014	4.00%	09/01/44 (a)	100,000	96,033
Refunding RB Series 2021 A	4.00%	07/01/47 (a)	2,635,000	2,423,438
Refunding RB Series 2022	5.00%	07/01/47 (a)	100,000	103,818
Refunding RB Series 2023 A	5.00%	03/01/31	50,000	55,104
Refunding RB Series 2023 A	5.00%	03/01/53 (a)	1,200,000	1,227,378
City of Tacoma Electric System Revenue
Refunding RB Series 2013 A	4.00%	01/01/42 (a)	100,000	96,587
Refunding RB Series 2024 A	5.00%	01/01/54 (a)	500,000	511,466
County of King
GO Bonds Series 2021 A	4.00%	01/01/27	130,000	131,485
GO Bonds Series 2021 A	5.00%	01/01/30	220,000	238,496
GO Bonds Series 2021 A	5.00%	01/01/31	50,000	55,021
Refunding GO Bonds Series 2017	4.00%	07/01/30 (a)	30,000	30,427
County of King Sewer Revenue
Refunding RB Series 2016 A	4.00%	07/01/38 (a)	300,000	298,827
Refunding RB Series 2016 B	4.00%	07/01/30 (a)	235,000	235,500
Refunding RB Series 2016 B	4.00%	07/01/31 (a)	80,000	80,132
Refunding RB Series 2016 B	5.00%	07/01/49 (a)	100,000	100,102
Refunding RB Series 2024	2.80%	01/01/42 (a)(c)(f)	5,065,000	5,065,000
Refunding RB Series 2024 A	5.00%	01/01/36 (a)	100,000	112,573
Refunding RB Series 2024 B	5.00%	07/01/37 (a)	250,000	277,971
Refunding RB Series 2025 A	5.00%	01/01/53 (a)	500,000	514,053
Refunding RB Series 2025 B	2.70%	01/01/42 (a)(c)(f)	1,340,000	1,340,000
Douglas County Public Utility District No. 1 Wells Hydroelectric Project Revenue
RB Series 2022 B	3.00%	09/01/52 (a)	100,000	72,849
Energy Northwest
Refunding RB Bonneville Power Administration Series 2016 A	5.00%	07/01/26	440,000	442,703
Refunding RB Bonneville Power Administration Series 2016 A	5.00%	07/01/27 (a)	315,000	316,941
Refunding RB Bonneville Power Administration Series 2016 A	5.00%	07/01/28 (a)	165,000	166,040
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/26	335,000	337,058

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/27	1,030,000	1,061,345
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/28 (a)	175,000	180,167
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/29 (a)	140,000	144,029
Refunding RB Bonneville Power Administration Series 2017 A	5.00%	07/01/33 (a)	35,000	35,863
Refunding RB Bonneville Power Administration Series 2018 A	5.00%	07/01/32 (a)	285,000	298,200
Refunding RB Bonneville Power Administration Series 2018 A	5.00%	07/01/33 (a)	250,000	261,261
Refunding RB Bonneville Power Administration Series 2018 A	5.00%	07/01/34 (a)	500,000	521,520
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/26	200,000	201,229
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/27	285,000	293,673
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/28	670,000	706,105
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/30 (a)	500,000	524,600
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/31 (a)	450,000	471,370
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/33 (a)	230,000	240,360
Refunding RB Bonneville Power Administration Series 2018 C	5.00%	07/01/34 (a)	855,000	891,799
Refunding RB Bonneville Power Administration Series 2019 A	5.00%	07/01/35 (a)	360,000	380,463
Refunding RB Bonneville Power Administration Series 2019 A	5.00%	07/01/36 (a)	340,000	357,784
Refunding RB Bonneville Power Administration Series 2019 A	5.00%	07/01/37 (a)	1,000,000	1,049,316
Refunding RB Bonneville Power Administration Series 2020 A	5.00%	07/01/36 (a)	70,000	74,713
Refunding RB Bonneville Power Administration Series 2021 A	5.00%	07/01/26	260,000	261,597
Refunding RB Bonneville Power Administration Series 2021 A	5.00%	07/01/40 (a)	250,000	265,005
Refunding RB Bonneville Power Administration Series 2021 A	5.00%	07/01/41 (a)	585,000	618,279
Refunding RB Bonneville Power Administration Series 2021 A	4.00%	07/01/42 (a)	2,000,000	2,001,555
Refunding RB Bonneville Power Administration Series 2022 A	5.00%	07/01/33 (a)	125,000	139,446
Refunding RB Bonneville Power Administration Series 2022 A	5.00%	07/01/37 (a)	705,000	766,729
Refunding RB Bonneville Power Administration Series 2023 A	4.00%	07/01/30	25,000	26,246
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/34 (a)	585,000	658,049
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/35 (a)	350,000	390,344
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/36 (a)	555,000	614,586
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/38 (a)	645,000	705,570
Refunding RB Bonneville Power Administration Series 2023 A	5.00%	07/01/39 (a)	310,000	337,747
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/31	375,000	415,626
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/32	100,000	112,283
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/33	375,000	425,222
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/35 (a)	225,000	254,068
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/37 (a)	1,000,000	1,111,884
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/38 (a)	150,000	165,765
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/39 (a)	100,000	110,015
Refunding RB Bonneville Power Administration Series 2024 A	5.00%	07/01/40 (a)	150,000	164,313
Refunding RB Bonneville Power Administration Series 2024 B	5.00%	07/01/28	360,000	379,399
Refunding RB Bonneville Power Administration Series 2025 A	5.00%	07/01/32	500,000	561,415
Franklin County School District No. 1 Pasco
Refunding GO Bonds Series 2023	4.00%	12/01/28 (c)	50,000	51,739
Refunding GO Bonds Series 2023	5.50%	12/01/40 (a)(c)	45,000	50,373
Refunding GO Bonds Series 2023	4.25%	12/01/42 (a)(c)	25,000	25,458
King & Snohomish Counties School District No. 417 Northshore
GO Bonds Series 2018	5.00%	12/01/35 (a)(c)	100,000	104,043
GO Bonds Series 2018	5.00%	12/01/36 (a)(c)	275,000	285,492
Refunding GO Bonds Series 2022	5.00%	12/01/39 (a)(c)	110,000	117,491
Refunding GO Bonds Series 2022	4.00%	12/01/40 (a)(c)	1,500,000	1,506,630
Refunding GO Bonds Series 2024	5.00%	12/01/39 (a)(c)	175,000	192,431
Refunding GO Bonds Series 2024	5.00%	12/01/40 (a)(c)	250,000	273,369

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
King County Public Hospital District No. 2
GO Bonds Series 2020 A	4.00%	12/01/45 (a)	100,000	91,003
King County School District No. 403 Renton
GO Bonds Series 2023	4.00%	12/01/40 (a)(c)	45,000	44,860
King County School District No. 411 Issaquah
GO Bonds Series 2016	4.00%	12/01/31 (a)(c)	50,000	50,076
King County School District No. 414 Lake Washington
Refunding GO Bonds Series 2020	4.00%	12/01/27 (c)	210,000	215,282
Refunding GO Bonds Series 2020	4.00%	12/01/28 (c)	15,000	15,529
Refunding GO Bonds Series 2020	4.00%	12/01/29 (c)	95,000	99,336
Pierce County School District No. 10 Tacoma
GO Bonds Series 2020 B	4.00%	12/01/41 (a)(c)	145,000	141,015
Pierce County School District No. 320 Sumner
GO Bonds Series 2025	5.00%	12/01/41 (a)(c)	130,000	143,111
Port of Seattle
Refunding RB Series 2022 A	5.00%	08/01/30	120,000	131,130
Refunding RB Series 2022 A	5.00%	08/01/31	135,000	149,028
Snohomish County Public Utility District No. 1 Electric System Revenue
Refunding RB Series 2025 A	5.25%	12/01/55 (a)	1,000,000	1,044,746
Snohomish County School District No. 15 Edmonds
Refunding GO Bonds Series 2024	5.00%	12/01/40 (a)(c)	50,000	54,674
Spokane County School District No. 81 Spokane
GO Bonds Series 2019	5.00%	12/01/36 (a)(c)	200,000	210,204
Refunding GO Bonds Series 2021	4.00%	12/01/38 (a)(c)	520,000	522,483
State of Washington
GO Bonds Series 2017 A	5.00%	08/01/42 (a)	25,000	25,485
GO Bonds Series 2017 D	5.00%	02/01/38 (a)	145,000	147,228
GO Bonds Series 2018 C	5.00%	02/01/42 (a)	6,000,000	6,126,934
GO Bonds Series 2019 2020A	5.00%	08/01/37 (a)	385,000	405,460
GO Bonds Series 2019 A	5.00%	08/01/38 (a)	200,000	209,951
GO Bonds Series 2019 A	5.00%	08/01/43 (a)	255,000	264,204
GO Bonds Series 2020 A	5.00%	08/01/40 (a)	150,000	158,371
GO Bonds Series 2020 A	5.00%	08/01/41 (a)	100,000	105,332
GO Bonds Series 2020 A	5.00%	08/01/44 (a)	95,000	98,989
GO Bonds Series 2020 C	5.00%	02/01/35 (a)	165,000	176,381
GO Bonds Series 2020 C	5.00%	02/01/38 (a)	30,000	31,728
GO Bonds Series 2020 C	5.00%	02/01/39 (a)	6,565,000	6,919,700
GO Bonds Series 2020 C	5.00%	02/01/40 (a)	160,000	168,210
GO Bonds Series 2020 C	5.00%	02/01/41 (a)	150,000	157,129
GO Bonds Series 2020 C	5.00%	02/01/42 (a)	200,000	208,885
GO Bonds Series 2021 A	5.00%	08/01/37 (a)	230,000	248,014
GO Bonds Series 2021 A	5.00%	08/01/40 (a)	155,000	165,001
GO Bonds Series 2021 A	5.00%	08/01/43 (a)	25,000	26,330
GO Bonds Series 2021 A	5.00%	08/01/44 (a)	150,000	157,167
GO Bonds Series 2021 C	5.00%	02/01/41 (a)	50,000	52,808
GO Bonds Series 2021 C	5.00%	02/01/45 (a)	120,000	124,640
GO Bonds Series 2022 A-1	5.00%	08/01/31	100,000	111,018
GO Bonds Series 2022 A-1	5.00%	08/01/33 (a)	120,000	134,019
GO Bonds Series 2022 A-2	5.00%	08/01/40 (a)	125,000	134,047
GO Bonds Series 2022 A-2	5.00%	08/01/41 (a)	135,000	144,346
GO Bonds Series 2022 A-3	5.00%	08/01/46 (a)	60,000	62,562

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
GO Bonds Series 2022 A-3	5.00%	08/01/47 (a)	250,000	259,151
GO Bonds Series 2022 C	5.00%	02/01/33 (a)	30,000	33,312
GO Bonds Series 2022 C	5.00%	02/01/41 (a)	55,000	58,544
GO Bonds Series 2022 C	5.00%	02/01/44 (a)	45,000	47,238
GO Bonds Series 2022 C	5.00%	02/01/45 (a)	20,000	20,894
GO Bonds Series 2022 C	5.00%	02/01/46 (a)	55,000	57,167
GO Bonds Series 2023 2024-A	5.00%	08/01/46 (a)	1,130,000	1,184,780
GO Bonds Series 2023 A	5.00%	08/01/35 (a)	25,000	27,962
GO Bonds Series 2023 A	5.00%	08/01/36 (a)	55,000	61,080
GO Bonds Series 2023 A	5.00%	08/01/39 (a)	250,000	272,786
GO Bonds Series 2023 A	5.00%	08/01/44 (a)	1,250,000	1,327,997
GO Bonds Series 2023 B	5.00%	02/01/39 (a)	1,750,000	1,904,442
GO Bonds Series 2023 B	5.00%	02/01/43 (a)	955,000	1,018,172
GO Bonds Series 2023 B	5.00%	02/01/44 (a)	50,000	52,925
GO Bonds Series 2023 B	5.00%	02/01/46 (a)	165,000	172,466
GO Bonds Series 2023 B	5.00%	02/01/47 (a)	1,640,000	1,703,400
GO Bonds Series 2024 2025A	5.00%	08/01/33	600,000	680,022
GO Bonds Series 2024 A	5.00%	08/01/36 (a)	30,000	33,710
GO Bonds Series 2024 A	5.00%	08/01/48 (a)	250,000	260,990
GO Bonds Series 2024 C	5.00%	02/01/38 (a)	30,000	33,159
GO Bonds Series 2024 C	5.00%	02/01/39 (a)	55,000	60,472
GO Bonds Series 2024 C	5.00%	02/01/45 (a)	1,000,000	1,060,635
GO Bonds Series 2024 C	5.00%	02/01/49 (a)	35,000	36,341
GO Bonds Series 2025 A	5.00%	08/01/45 (a)	500,000	535,147
GO Bonds Series 2025 C	5.00%	02/01/40 (a)	10,000	11,039
GO Bonds Series 2025 C	5.00%	02/01/44 (a)	115,000	123,730
GO Bonds Series 2025 C	5.00%	02/01/46 (a)	175,000	185,371
GO Bonds Series 2025 C	5.00%	02/01/49 (a)	2,000,000	2,087,629
GO Bonds Series R-2022 D	4.00%	07/01/28	630,000	650,537
Refunding GO Bonds Series 2017 R-2018D	5.00%	08/01/32 (a)	625,000	643,478
Refunding GO Bonds Series 2017 R-2018D	5.00%	08/01/33 (a)	250,000	257,059
Refunding GO Bonds Series 2021	5.00%	06/01/41 (a)	10,000	10,511
Refunding GO Bonds Series 2022 R-2022C	4.00%	07/01/26	300,000	301,140
Refunding GO Bonds Series 2023 R-2023A	5.00%	08/01/29	380,000	409,305
Refunding GO Bonds Series 2023 R-2023B	5.00%	07/01/29	1,000,000	1,075,458
Refunding GO Bonds Series 2024 R-2024C	5.00%	08/01/26	1,620,000	1,633,558
Refunding GO Bonds Series 2024 R-2024C	5.00%	08/01/28	300,000	317,001
Refunding GO Bonds Series 2024 R-2024C	5.00%	08/01/30	1,450,000	1,588,845
Refunding GO Bonds Series 2024 R-2025A	4.00%	07/01/26	260,000	260,988
Refunding GO Bonds Series 2024 R-2025B	5.00%	07/01/27	570,000	587,631
Refunding GO Bonds Series 2024 R-2025B	5.00%	07/01/29	200,000	215,092
Refunding GO Bonds Series 2024 R-2025B	5.00%	07/01/30	110,000	120,373
Refunding GO Bonds Series 2024 R-2025C	5.00%	07/01/27	255,000	262,888
Refunding GO Bonds Series R-2017 A	5.00%	08/01/28 (a)	165,000	166,357
Refunding GO Bonds Series R-2017 A	5.00%	08/01/31 (a)	175,000	176,327
Refunding GO Bonds Series R-2018 C	5.00%	08/01/27	260,000	268,564
Refunding GO Bonds Series R-2018 C	5.00%	08/01/29 (a)	250,000	258,057
Refunding GO Bonds Series R-2018 C	5.00%	08/01/30 (a)	115,000	118,599
Refunding GO Bonds Series R-2018 C	5.00%	08/01/33 (a)	20,000	20,565
Refunding GO Bonds Series R-2018 C	5.00%	08/01/34 (a)	155,000	159,254
Refunding GO Bonds Series R-2018 D	5.00%	08/01/27	365,000	376,974

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Refunding GO Bonds Series R-2018 D	5.00%	08/01/30 (a)	15,000	15,469
Refunding GO Bonds Series R-2018 D	5.00%	08/01/31 (a)	100,000	103,050
Refunding GO Bonds Series R-2022 C	4.00%	07/01/27	500,000	509,352
Refunding GO Bonds Series R-2022 C	4.00%	07/01/28	160,000	165,180
Refunding GO Bonds Series R-2022 D	4.00%	07/01/27	4,010,000	4,085,007
Refunding GO Bonds Series R-2023 A	5.00%	08/01/26	825,000	831,904
Refunding GO Bonds Series R-2023 A	5.00%	08/01/28	100,000	105,667
Refunding GO Bonds Series R-2023 A	5.00%	08/01/34 (a)	4,810,000	5,416,578
Refunding GO Bonds Series R-2023 A	5.00%	08/01/35 (a)	150,000	167,771
Refunding GO Bonds Series R-2023 B	5.00%	07/01/30	220,000	240,747
Refunding GO Bonds Series R-2023 B	5.00%	07/01/34 (a)	80,000	90,032
Refunding GO Bonds Series R-2023 B	5.00%	07/01/36 (a)	285,000	316,373
Refunding GO Bonds Series R-2023 B	5.00%	07/01/37 (a)	300,000	330,737
Refunding GO Bonds Series R-2024 C	5.00%	08/01/29	25,000	26,928
Refunding GO Bonds Series R-2024 C	5.00%	08/01/31	125,000	138,772
Refunding GO Bonds Series R-2024 C	5.00%	08/01/37 (a)	45,000	50,179
Refunding GO Bonds Series R-2024 C	5.00%	08/01/38 (a)	100,000	110,832
Refunding GO Bonds Series R-2024 C	5.00%	08/01/40 (a)	1,750,000	1,917,511
Refunding GO Bonds Series R-2025 B	5.00%	07/01/28	945,000	996,774
Refunding GO Bonds Series R-2025 B	5.00%	07/01/31	420,000	465,717
Refunding GO Bonds Series R-2025 C	5.00%	07/01/29	50,000	53,773
Refunding GO Bonds Series R-2025 C	5.00%	07/01/30	410,000	448,665
University of Washington
Refunding RB Series 2012 C	3.13%	07/01/42 (a)	790,000	661,031
Refunding RB Series 2016 A	4.00%	12/01/41 (a)	150,000	145,320
Refunding RB Series 2025 A	5.00%	04/01/37 (a)	500,000	563,348
Washington Biomed Research Properties Lease
RB University of Washington Series 2015 A	4.00%	01/01/48 (a)	775,000	713,581
Washington State Convention Center Public Facilities District
RB Lodging Tax Revenue Series 2018	5.00%	07/01/48 (a)	475,000	463,705
RB Lodging Tax Revenue Series 2018	4.00%	07/01/58 (a)	160,000	125,719
RB Lodging Tax Revenue Series 2018	4.00%	07/01/58 (a)	50,000	38,910
RB Lodging Tax Revenue Series 2018	5.00%	07/01/58 (a)	100,000	96,107
Whatcom County School District No. 501 Bellingham
Refunding GO Bonds Series 2023	5.00%	12/01/39 (a)(c)	15,000	16,205
				100,886,201
WEST VIRGINIA 0.0%
Marshall University
Refunding RB Series 2020 A	3.00%	05/01/46 (a)(c)	50,000	37,963
West Virginia Parkways Authority
RB Series 2018	4.00%	06/01/47 (a)	150,000	137,379
RB Series 2021	5.00%	06/01/47 (a)	190,000	195,120
RB Series 2021	4.00%	06/01/51 (a)	125,000	110,119
				480,581
WISCONSIN 0.5%
Ashwaubenon Community Development Authority
RB County of Brown Series 2019	3.00%	06/01/44 (a)	250,000	203,560
RB County of Brown Series 2019	4.88%	06/01/49 (a)(d)	250,000	79,409

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Franklin Public School District
GO Bonds Series 2025 A	4.00%	04/01/45 (a)	250,000	239,512
Public Finance Authority
RB University of Kansas Series 2016	5.00%	03/01/41 (a)	25,000	25,009
State of Wisconsin
GO Bonds Series 2025 3	5.00%	05/01/30	1,000,000	1,092,195
GO Bonds Series 2025 3	5.00%	05/01/31	250,000	277,173
GO Bonds Series 2025 3	5.00%	05/01/35	1,000,000	1,150,114
GO Bonds Series 2025 A	5.00%	05/01/36 (a)	1,000,000	1,123,385
RB Series 2019 A	5.00%	05/01/28 (a)(b)	425,000	436,349
RB Series 2019 A	5.00%	05/01/29 (a)(b)	200,000	205,340
Refunding GO Bonds Series 2017	5.00%	11/01/26	140,000	142,082
Refunding GO Bonds Series 2017	5.00%	11/01/27 (a)	205,000	210,557
Refunding GO Bonds Series 2017	5.00%	11/01/28 (a)	345,000	353,983
Refunding GO Bonds Series 2017 2	5.00%	11/01/26	260,000	263,866
Refunding GO Bonds Series 2017 2	5.00%	11/01/27 (a)	190,000	195,151
Refunding GO Bonds Series 2017 3	5.00%	11/01/27 (a)	440,000	451,928
Refunding GO Bonds Series 2017 3	5.00%	11/01/28 (a)	770,000	790,050
Refunding GO Bonds Series 2021 1	5.00%	05/01/27	30,000	30,821
Refunding GO Bonds Series 2022 4	5.00%	05/01/30	65,000	70,993
Refunding GO Bonds Series 2023 2	5.00%	05/01/31	50,000	55,435
Refunding GO Bonds Series 2023 2	5.00%	05/01/33	4,200,000	4,761,000
Refunding GO Bonds Series 2023 2	5.00%	05/01/37 (a)	45,000	49,781
Refunding GO Bonds Series 2023 2	5.00%	05/01/38 (a)	375,000	412,545
Refunding GO Bonds Series 2024 1	5.00%	05/01/32	500,000	562,182
Refunding GO Bonds Series 2024 1	5.00%	05/01/35 (a)	30,000	33,925
Refunding GO Bonds Series 2024 2024-2	5.00%	05/01/27	100,000	102,735
Refunding GO Bonds Series 2025 2	5.00%	05/01/27	20,000	20,547
Refunding GO Bonds Series 2025 2025-2	5.00%	05/01/38 (a)	500,000	558,403
Refunding RB Series 2019 A	5.00%	05/01/26 (b)	60,000	60,125
Refunding RB Series 2019 A	5.00%	05/01/27 (b)	200,000	205,341
State of Wisconsin Environmental Improvement Fund Revenue
RB Series 2024 A	5.00%	06/01/33 (a)	700,000	788,356
Village of Mount Pleasant
Tax Allocation Tax Increment District No. 5 Series 2018 A	5.00%	04/01/43 (a)	50,000	51,143
Wisconsin Center District
RB Series 2020 C	4.84%	12/15/50 (a)(c)(d)	800,000	240,924
RB Series 2020 C	4.84%	12/15/60 (a)(c)(d)	500,000	88,828
RB Series 2020 D	5.00%	12/15/45 (a)(c)(d)	400,000	163,695
RB Series 2020 D	5.05%	12/15/55 (a)(c)(d)	1,500,000	351,105
RB Series 2020 D	4.99%	12/15/60 (a)(c)(d)	300,000	54,207
Wisconsin Department of Transportation
Refunding RB Series 2017 1	5.00%	07/01/27	305,000	314,587
Refunding RB Series 2017 1	5.00%	07/01/28 (a)	500,000	514,819
Refunding RB Fee Revenue Series 2017 2	5.00%	07/01/29 (a)	100,000	102,846
Refunding RB Fee Revenue Series 2023 1	5.00%	07/01/32	305,000	342,835
Refunding RB Fee Revenue Series 2024 2	5.00%	07/01/26	380,000	382,421
Refunding RB Fee Revenue Series 2024 2	5.00%	07/01/32	360,000	404,658
Refunding RB Fee Revenue Series 2025 1	5.00%	07/01/29	150,000	161,173

Schwab Municipal Bond ETF
Portfolio Holdings (Unaudited) continued

ISSUER TYPE OF SECURITY, SERIES	RATE	MATURITY	FACE AMOUNT ($)	VALUE ($)
Wisconsin Health & Educational Facilities Authority
Refunding RB Medical College of Wisconsin, Inc. Series 2016	4.00%	12/01/46 (a)	75,000	68,586
Refunding RB Medical College of Wisconsin, Inc. Series 2022	4.00%	12/01/51 (a)	500,000	419,364
				18,613,043
WYOMING 0.1%
County of Campbell
Refunding RB Basin Electric Power Cooperative Series 2019 A	3.63%	07/15/39 (a)	1,200,000	1,116,237
University of Wyoming
RB Series 2021 C	4.00%	06/01/51 (a)(c)	600,000	527,684
				1,643,921
Total Municipal Securities (Cost $3,523,409,860)				3,527,019,182
Total Investments in Securities (Cost $3,523,409,860)				3,527,019,182

(a)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(b)	Refunded bond.
(c)	Credit-enhanced or liquidity-enhanced.
(d)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(e)	Security or a portion of the security purchased on a delayed-delivery or when-issued basis.
(f)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

CD —	Certificate of deposit
COP —	Certificate of participation
GO —	General obligation
RB —	Revenue bond
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

VRDN —	Variable rate demand note

The following is a summary of the inputs used to value the fund’s investments as of March 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Municipal Securities[1]	$—	$3,527,019,182	$—	$3,527,019,182
Total	$—	$3,527,019,182	$—	$3,527,019,182

[1]	As categorized in the Portfolio Holdings.

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities. Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending

Schwab Fixed-Income ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
REG88394MAR26